UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2010 to May 31, 2011

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

May 31, 2011

Ultra ProShares

Ultra MarketCap

QLD  Ultra QQQ®

DDM  Ultra Dow30SM

SSO  Ultra S&P500®

UWC  Ultra Russell3000

MVV  Ultra MidCap400

SAA  Ultra SmallCap600

UWM  Ultra Russell2000

TQQQ  UltraPro QQQ®

UDOW  UltraPro Dow30SM

UPRO  UltraPro S&P500®

UMDD  UltraPro MidCap400

URTY  UltraPro Russell2000

Ultra Style

UVG  Ultra Russell1000 Value

UKF  Ultra Russell1000 Growth

UVU  Ultra Russell MidCap Value

UKW  Ultra Russell MidCap Growth

UVT  Ultra Russell2000 Value

UKK  Ultra Russell2000 Growth

Ultra Sector

UYM  Ultra Basic Materials

BIB  Ultra Nasdaq Biotechnology

UGE  Ultra Consumer Goods

UCC  Ultra Consumer Services

UYG  Ultra Financials

RXL  Ultra Health Care

UXI  Ultra Industrials

DIG  Ultra Oil & Gas

URE  Ultra Real Estate

KRU  Ultra KBW Regional Banking

USD  Ultra Semiconductors

ROM  Ultra Technology

LTL  Ultra Telecommunications

UPW  Ultra Utilities

Ultra International

EFO  Ultra MSCI EAFE

EET  Ultra MSCI Emerging Markets

UPV  Ultra MSCI Europe

UXJ  Ultra MSCI Pacific ex-Japan

UBR  Ultra MSCI Brazil

XPP  Ultra FTSE China 25

EZJ  Ultra MSCI Japan

UMX  Ultra MSCI Mexico
Investable Market

Ultra Fixed-Income

UST  Ultra 7-10 Year Treasury

UBT  Ultra 20+ Year Treasury

UJB  Ultra High Yield

IGU  Ultra Investment Grade Corporate

Short ProShares

Short MarketCap

PSQ  Short QQQ®

DOG  Short Dow30SM

SH  Short S&P500®

MYY  Short MidCap400

SBB  Short SmallCap600

RWM  Short Russell2000

QID  UltraShort QQQ®

DXD  UltraShort Dow30SM

SDS  UltraShort S&P500®

TWQ  UltraShort Russell3000

MZZ  UltraShort MidCap400

SDD  UltraShort SmallCap600

TWM  UltraShort Russell2000

SQQQ  UltraPro Short QQQ®

SDOW  UltraPro Short Dow30SM

SPXU  UltraPro Short S&P500®

SMDD  UltraPro Short MidCap400

SRTY  UltraPro Short Russell2000

Short Style

SJF  UltraShort Russell1000 Value

SFK  UltraShort Russell1000 Growth

SJL  UltraShort Russell MidCap Value

SDK  UltraShort Russell MidCap Growth

SJH  UltraShort Russell2000 Value

SKK  UltraShort Russell2000 Growth

Short Sector

SBM  Short Basic Materials

SEF  Short Financials

DDG  Short Oil & Gas

REK  Short Real Estate

KRS  Short KBW Regional Banking

SMN  UltraShort Basic Materials

BIS  UltraShort Nasdaq Biotechnology

SZK  UltraShort Consumer Goods

SCC  UltraShort Consumer Services

SKF  UltraShort Financials

RXD  UltraShort Health Care

SIJ  UltraShort Industrials

DUG  UltraShort Oil & Gas

SRS  UltraShort Real Estate

SSG  UltraShort Semiconductors

REW  UltraShort Technology

TLL  UltraShort Telecommunications

SDP  UltraShort Utilities

Short International

EFZ  Short MSCI EAFE

EUM  Short MSCI Emerging Markets

YXI  Short FTSE China 25

EFU  UltraShort MSCI EAFE

EEV  UltraShort MSCI Emerging Markets

EPV  UltraShort MSCI Europe

JPX  UltraShort MSCI Pacific ex-Japan

BZQ  UltraShort MSCI Brazil

FXP  UltraShort FTSE China 25

EWV  UltraShort MSCI Japan

SMK  UltraShort MSCI Mexico
Investable Market

Short Fixed-Income

TBX  Short 7-10 Year Treasury

TBF  Short 20+ Year Treasury

SJB  Short High Yield

IGS  Short Investment Grade Corporate

TBZ  UltraShort 3-7 Year Treasury

PST  UltraShort 7-10 Year Treasury

TBT  UltraShort 20+ Year Treasury

TPS  UltraShort TIPS

Alpha ProShares

CSM  Credit Suisse 130/30

RALS  RAFI® Long/Short

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

Table of Contents

I	Shareholder Letter

II	Management Discussion of Fund Performance

CXIII	Expense Examples

1	Schedule of Portfolio Investments

2	Ultra MarketCap ProShares

34	Ultra Style ProShares

46	Ultra Sector ProShares

80	Ultra International ProShares

91	Ultra Fixed-Income ProShares

96	Short MarketCap ProShares

114	Short Style ProShares

120	Short Sector ProShares

138	Short International ProShares

149	Short Fixed-Income ProShares

157	Alpha ProShares

161	Statements of Assets and Liabilities

180	Statements of Operations

199	Statements of Changes in Net Assets

235	Financial Highlights

266	Notes to Financial Statements

307	Report of Independent Registered Public Accounting Firm

308	Board Approval of Investment Advisory Agreement

310	Proxy Voting & Quarterly Portfolio Holdings Information

311	Trustees and Officers of ProShares Trust

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Dear Shareholder:

I am pleased to present the ProShares Trust Annual Report for the fiscal year ended May 31, 2011.

Markets Continue to Rise

U.S. equity markets generated strong returns during the 12-month period ended May 31, 2011, driven by continued economic growth. The S&P 500® rose 26.0%, extending the rally that began in March 2009, when the index began its climb from a 13-year low. Small- and mid-cap stocks outperformed large cap, with the Russell 2000® Index up 29.8% and the S&P MidCap 400® up 33.0%.

Foreign equity markets continued their ascent, returning 30.7%, as measured by the MSCI All Country World Index ex USA. Emerging markets experienced strong growth, with the MSCI Emerging Markets Index up 30.5%. Despite continuing sovereign debt woes, Europe delivered robust returns, with the MSCI Europe Index rising 38.4%. Japan, though devastated by the earthquake and tsunami earlier this year, returned 9.3%, as measured by the MSCI Japan Index. Returns for Europe and Japan were significantly augmented by the dollar's depreciation versus the euro and the yen.

U.S. fixed-income markets rose, with the Barclays Capital U.S. Aggregate Bond Index® gaining 5.8%. Corporate credit markets were the best performers, as reflected by the Markit iBoxx® $ Liquid Investment Grade Index, up 10.6%, and the Markit iBoxx® $ Liquid High Yield Index, up 17.8%. Treasurys, as measured by the Ryan Labs Treasury 10 Year Index and the Ryan Labs Treasury 30 Year Index, rose 6.0% and 3.7%, respectively.

Industry Sectors and Commodities Advance

Most industry sectors did remarkably well during the 12-month period, with all ten Dow Jones U.S. Industry IndexesSM rising. Energy, basic materials and telecommunications were the best performers — the first two aided by the increase in commodity prices, up 33.0%, as reflected by the Dow Jones-UBS Commodity IndexSM. Investors' growing concerns about inflationary pressures pushed up precious metals, with gold reaching an all-time high during the period and silver reaching levels not seen in 30 years.

ProShares Lineup Continues to Grow

During the period, ProShares continued to expand its lineup, introducing a number of firsts. These include the first ETF to offer a long/short strategy based on Research Affiliate's Fundamental Index (RAFI®) methodology, and the first ETFs in the United States to provide magnified and inverse exposure to the investment grade corporate and high yield markets. We also expanded our lineup of geared Treasury ETFs, introducing three new funds.

Our innovative array of ETFs offers valuable tools to help investors express a view on the markets and manage risk. To learn more, please visit us at proshares.com.

We appreciate your trust and confidence in ProShares.

Sincerely,

Michael Sapir

Chairman of the Board of Trustees

ProShares Trust

proshares.com :: I

Management Discussion
of Fund Performance

II :: ProShares Trust :: Management Discussion of Fund Performance :: May 31, 2011 (Unaudited)

Investment Strategies and Techniques:

Ninety-nine (99) ProShare ETFs were in existence for the entire period covered by this annual report. Eight (8) ETFs were launched during this period. Each series of ProShares (each a "Fund" and collectively, the "Funds") except for the Alpha ProShares is designed to seek daily investment results that, before fees and expenses, correspond to the performance of a daily benchmark such as the inverse of the one-day performance or a multiple (or a multiple of the inverse) of the one-day performance of an index or security. ProShare Advisors LLC ("PSA"), the Funds' investment advisor, uses a mathematical approach in seeking to achieve the investment objective of each Fund. Using this approach, PSA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.

Other than the Alpha ProShares, the Funds seek investment results for a single day only, measured from one Net Asset Value ("NAV") calculation to the next, not for longer periods. This means that the return of the Fund for a period longer than a single trading day will be the result of each day's returns compounded over the period, which will very likely differ from the Fund's stated leverage multiple times the return of the index for that period. In periods of higher market volatility, the volatility of the index may be at least as important to the Fund's return for the period as the return of the index.

PSA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company. In addition, PSA does not conduct conventional stock research or analysis; forecast stock market movements; trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds use investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments ("derivatives"). The use of these techniques exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying a Fund's benchmark, including credit or counterparty risk on the amount the Fund expects to receive from a derivatives counterparty. If a counterparty becomes bankrupt, or otherwise fails to perform on its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund. In the event of the bankruptcy of a counterparty, the Fund will have direct access to the collateral received from the derivatives counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the Fund's request for collateral and the delivery of such collateral. The Funds enter into derivatives with counterparties that PSA has determined to be large, well capitalized and well established financial institutions.

Factors that materially affected the performance of each Fund during the year:

Primary factors affecting fund performance include the following: the total return of the benchmark index; the volatility of the benchmark index; financing rates paid or earned by the fund associated with cash and derivative positions utilized in obtaining magnified or inverse exposure to the benchmark index; and fees, expenses, and transaction costs.

•  Benchmark Performance: The performance of the index underlying each Fund's benchmark and, in turn, the factors and market conditions affecting that index are principal factors driving fund performance.

•  Compounding of Daily Returns and Volatility: Ultra ProShares and Inverse ProShares are designed to provide a multiple of index returns for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, but has a magnified effect on leveraged and inverse funds. When held for longer than one day, compounding can improve returns (i.e. increase returns or decrease losses) in trending, low volatility markets as compared to the index return times the fund multiple. In more volatile periods, compounding commonly reduces returns or increases losses over periods greater than one day as compared to the index return times the fund multiple. The magnitude of such differences attributable to compounding is a mathematical function of the following factors: length of holding period, the fund multiple and whether the fund multiple is positive or inverse, index volatility, and magnitude of index return (whether negative or positive). Longer holding periods, larger fund multiples, and having an inverse objective will generally contribute to larger deviations over time. Higher (lower) volatilities and smaller (larger) magnitudes of index return will generally contribute to greater negative (positive) deviations. Daily volatility for the U.S. equity markets lessened from a year ago. The volatility for the S&P 500 for the year ended May 31, 2011, was 15.26%, which was lower than the prior year's volatility of 18.07%. The volatility of each index is shown below.

May 31, 2011 (Unaudited) :: Management Discussion of Fund Performance :: ProShares Trust :: III

Underlying Index	One Year Index Volatility
KBW Regional Banking IndexSM	25.71%
Dow Jones U.S. Basic MaterialsSM Index	23.35%
Russell 2000® Growth Index	22.68%
Russell 2000® Value Index	22.63%
Russell 2000® Index	22.53%
Dow Jones U.S. SemiconductorsSM Index	22.49%
MSCI Japan Index®	21.82%
MSCI Brazil Index®	21.80%
S&P SmallCap 600TM Index	21.53%
Dow Jones U.S. Oil & GasSM Index	21.04%
Dow Jones U.S. Real EstateSM Index	21.03%
Dow Jones U.S. FinancialsSM Index	20.34%
MSCI Europe Index®	20.15%
Dow Jones U.S. IndustrialsSM Index	18.82%
FTSE China 25 Index®	18.61%
S&P MidCap 400TM Index	18.22%
MSCI Pacific ex-Japan Index®	17.96%
Russell Midcap® Value Index	17.83%
NASDAQ Biotechnology Index®	17.83%
Russell Midcap® Growth Index	17.80%
Dow Jones U.S. TechnologySM Index	17.31%
MSCI Mexico Investable Market Index®	17.07%
NASDAQ-100® Index	16.87%
MSCI EAFE Index®	16.59%
Russell 1000® Value Index	16.00%
Russell 3000® Index	15.91%
Dow Jones U.S. Consumer ServicesSM Index	15.74%
Barclays Capital U.S. 20+ Year Treasury Bond Index	15.53%
Credit Suisse 130/30 Large Cap Index	15.45%
S&P 500® Index	15.26%
Russell 1000® Growth Index	15.22%
Dow Jones U.S. Select TelecommunicationsSM Index	15.05%
MSCI Emerging Markets Index®	14.58%
Dow Jones Industrial AverageSM (DJIA) Index	13.77%
Dow Jones U.S. Health CareSM Index	12.88%
Dow Jones U.S. Consumer GoodsSM Index	11.82%
Dow Jones U.S. UtilitiesSM Index	10.54%
Barclays Capital U.S. 7-10 Year Treasury Bond Index	7.50%
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	5.91%
RAFI® U.S. Equity Long/Short Index	5.53%
Barclays Capital U.S. 3-7 Year Treasury Bond Index	4.39%
Markit iBoxx® $ Investment Grade Index	4.33%
Markit iBoxx® $ Liquid High Yield Index	2.92%

IV :: ProShares Trust :: Management Discussion of Fund Performance :: May 31, 2011 (Unaudited)

•  Cost of Obtaining Leverage and Inverse Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was generally negatively impacted by costs associated with leveraged investment techniques. Inverse Funds generally benefited from financing costs (paid to the Fund by the counterparty) associated with the use of leveraged investment techniques, albeit some Inverse Funds, primarily those benchmarked to International and Treasury indexes, were negatively impacted due to unfavorable financing rates. The performance impact associated with obtaining leveraged or inverse exposure varied over the period. One week Libor, (the most common benchmark financing rate for the Funds) was 0.33% at the beginning of the period and lessened to 0.16% at the end of the period. Each Ultra and UltraPro Fund essentially pays one and two times this rate plus a spread, while each Short, UltraShort, and UltraPro Short essentially receives two, three, and four times this rate plus a spread, respectively.

•  Stock Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•  Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Daily repositioning of each Fund's portfolio to maintain exposure consistent with its investment objective, high levels of shareholder creation and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds' expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple, have an inverse multiple and for Funds that are benchmarked to indexes that are comparatively less liquid than other Funds' benchmark indexes.

May 31, 2011 (Unaudited) :: Management Discussion of Fund Performance :: ProShares Trust :: V

  Ultra QQQ®  QLD

ProShares Ultra QQQ® seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 59.68%1. For the same period the Index had a total return of 29.08%2 and a volatility of 16.87%. For the period, the Fund had an average daily volume of 5,152,806 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra QQQ® Fund from June 19, 2006 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11***

Fund	One Year	Since Inception (6/19/06)
Ultra QQQ® Fund	59.68%	8.23%
NASDAQ-100 Index	29.08%	9.67%

Expense Ratios**

Fund	Gross	Net
Ultra QQQ® Fund	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

***The beginning values used in computing Fund and index performance returns for the one year period ended May 31, 2011, are as of close of business on May 28, 2010, the last U.S. trading day of the previous fiscal year.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Swap Agreements	130%
Futures Contracts	20%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.1%
Microsoft Corp.	4.0%
Oracle Corp.	3.3%
Google, Inc., Class A	2.5%
Intel Corp.	2.4%

NASDAQ-100 Index – Composition

% of Index
Technology	46.3%
Communications	29.7%
Consumer, Non-cyclical	14.0%
Consumer, Cyclical	7.0%
Industrials	2.3%
Energy	0.4%
Basic Materials	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

VI :: ProShares Trust :: Management Discussion of Fund Performance

  DDM  Ultra Dow30SM

ProShares Ultra Dow30SM seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 56.67%1. For the same period the Index had a total return of 27.30%2 and a volatility of 13.77%. For the period, the Fund had an average daily volume of 1,477,148 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Dow30SM Fund from June 19, 2006 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (6/19/06)
Ultra Dow30SM Fund	56.67%	2.10%
Dow Jones Industrial Average Index	27.30%	5.66%

Expense Ratios**

Fund	Gross	Net
Ultra Dow30SM Fund	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Swap Agreements	131%
Futures Contracts	19%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	5.1%
Caterpillar, Inc.	3.2%
Chevron Corp.	3.2%
3M Co.	2.8%
United Technologies Corp.	2.6%

Dow Jones Industrial Average
Index – Composition

% of Index
Industrials	23.2%
Consumer, Non-cyclical	17.7%
Technology	15.3%
Energy	11.3%
Consumer, Cyclical	10.4%
Financials	10.2%
Communications	7.7%
Basic Materials	4.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: VII

  Ultra S&P500®  SSO

ProShares Ultra S&P500® seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500® Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 52.87%1. For the same period the Index had a total return of 25.95%2 and a volatility of 15.26%. For the period, the Fund had an average daily volume of 14,958,213 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra S&P500® Fund from June 19, 2006 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (6/19/06)
Ultra S&P500® Fund	52.87%	-2.26%
S&P 500 Index	25.95%	3.84%

Expense Ratios**

Fund	Gross	Net
Ultra S&P500® Fund	0.92%	0.92%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	122%
Futures Contracts	14%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.1%
Apple, Inc.	1.7%
Chevron Corp.	1.1%
General Electric Co.	1.1%
International Business Machines Corp.	1.1%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	21.5%
Financials	15.1%
Energy	12.8%
Technology	12.7%
Communications	11.4%
Industrials	11.2%
Consumer, Cyclical	8.5%
Basic Materials	3.4%
Utilities	3.3%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

VIII :: ProShares Trust :: Management Discussion of Fund Performance

  UWC  Ultra Russell3000

ProShares Ultra Russell3000 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 3000® Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 54.93%1. For the same period the Index had a total return of 27.04%2 and a volatility of 15.91%. For the period, the Fund had an average daily volume of 2,007 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted, market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell3000 Fund from June 30, 2009 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (6/30/09)
Ultra Russell3000 Fund	54.93%	52.17%
Russell 3000 Index	27.04%	26.09%

Expense Ratios**

Fund	Gross	Net
Ultra Russell3000 Fund	4.17%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	40%
Swap Agreements	160%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	1.1%
Apple, Inc.	0.8%
Chevron Corp.	0.6%
General Electric Co.	0.6%
International Business Machines Corp.	0.5%

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	21.0%
Financials	15.4%
Technology	12.5%
Industrials	11.9%
Energy	11.8%
Communications	10.9%
Consumer, Cyclical	9.3%
Basic Materials	3.7%
Utilities	3.4%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: IX

  Ultra MidCap400  MVV

ProShares Ultra MidCap400 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400TM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 68.51%1. For the same period the Index had a total return of 32.96%2 and a volatility of 18.22%. For the period, the Fund had an average daily volume of 235,764 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra MidCap400 Fund from June 19, 2006 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (6/19/06)
Ultra MidCap400 Fund	68.51%	4.39%
S&P MidCap 400 Index	32.96%	8.18%

Expense Ratios**

Fund	Gross	Net
Ultra MidCap400 Fund	1.06%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	49%
Swap Agreements	137%
Futures Contracts	14%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.4%
Green Mountain Coffee Roasters, Inc.	0.4%
Lubrizol Corp.	0.4%
Cimarex Energy Co.	0.3%
BorgWarner, Inc.	0.3%

S&P MidCap 400 Index – Composition

% of Index
Financials	19.1%
Industrials	18.9%
Consumer, Non-cyclical	18.5%
Consumer, Cyclical	12.4%
Technology	9.7%
Energy	6.5%
Utilities	5.8%
Basic Materials	4.8%
Communications	4.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

X :: ProShares Trust :: Management Discussion of Fund Performance

  SAA  Ultra SmallCap600

ProShares Ultra SmallCap600 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P SmallCap 600TM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 58.61%1. For the same period the Index had a total return of 29.69%2 and a volatility of 21.53%. For the period, the Fund had an average daily volume of 48,595 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra SmallCap600 Fund from January 23, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/23/07)
Ultra SmallCap600 Fund	58.61%	-4.33%
S&P SmallCap 600 Index	29.69%	4.14%

Expense Ratios**

Fund	Gross	Net
Ultra SmallCap600 Fund	1.24%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Swap Agreements	148%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Regeneron Pharmaceuticals, Inc.	0.4%
AMERIGROUP Corp.	0.4%
Healthspring, Inc.	0.3%
Lufkin Industries, Inc.	0.3%
Holly Corp.	0.3%

S&P SmallCap 600 Index – Composition

% of Index
Consumer, Non-cyclical	20.2%
Financials	18.5%
Industrials	18.3%
Consumer, Cyclical	16.2%
Technology	10.8%
Communications	4.9%
Energy	4.0%
Utilities	3.8%
Basic Materials	3.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XI

  Ultra Russell2000  UWM

ProShares Ultra Russell2000 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 58.90%1. For the same period the Index had a total return of 29.75%2 and volatility of 22.53%. For the period, the Fund had an average daily volume of 2,356,334 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell2000 Fund from January 23, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/23/07)
Ultra Russell2000 Fund	58.90%	-6.88%
Russell 2000 Index	29.75%	3.18%

Expense Ratios**

Fund	Gross	Net
Ultra Russell2000 Fund	1.21%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	123%
Futures Contracts	20%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Riverbed Technology, Inc.	0.2%
TIBCO Software, Inc.	0.2%
Rackspace Hosting, Inc.	0.2%
VeriFone Systems, Inc.	0.2%
American Capital Agency Corp.	0.2%

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	20.0%
Financials	19.6%
Industrials	14.4%
Consumer, Cyclical	14.0%
Technology	10.4%
Communications	7.8%
Energy	6.0%
Basic Materials	4.6%
Utilities	3.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XII :: ProShares Trust :: Management Discussion of Fund Performance

  TQQQ  UltraPro QQQ®

ProShares UltraPro QQQ® seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ-100® Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 94.08%1. For the same period the Index had a total return of 29.08%2 and a volatility of 16.87%. For the period, the Fund had an average daily volume of 602,495 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraPro QQQ® Fund from February 9, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11***

Fund	One Year	Since Inception (2/09/10)
UltraPro QQQ® Fund	94.08%	83.42%
NASDAQ-100 Index	29.08%	27.09%

Expense Ratios**

Fund	Gross	Net
UltraPro QQQ® Fund	1.64%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

***The beginning values used in computing Fund and index performance returns for the one year period ended May 31, 2011, are as of close of business on May 28, 2010, the last U.S. trading day of the previous fiscal year.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	215%
Futures Contracts	23%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.5%
Microsoft Corp.	4.9%
Oracle Corp.	4.1%
Google, Inc., Class A	3.1%
Intel Corp.	2.9%

NASDAQ-100 Index – Composition

% of Index
Technology	46.3%
Communications	29.7%
Consumer, Non-cyclical	14.0%
Consumer, Cyclical	7.0%
Industrials	2.3%
Energy	0.4%
Basic Materials	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XIII

  UltraPro Dow30SM  UDOW

ProShares UltraPro Dow30SM seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 90.95%1. For the same period the Index had a total return of 27.30%2 and volatility of 13.77%. For the period, the Fund had an average daily volume of 62,481 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraPro Dow30SM Fund from February 9, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/09/10)
UltraPro Dow30SM Fund	90.95%	66.57%
Dow Jones Industrial Average Index	27.30%	21.91%

Expense Ratios**

Fund	Gross	Net
UltraPro Dow30SM Fund	1.85%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	213%
Futures Contracts	23%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	6.5%
Caterpillar, Inc.	4.1%
Chevron Corp.	4.0%
3M Co.	3.6%
United Technologies Corp.	3.4%

Dow Jones Industrial
Average Index – Composition

% of Index
Industrials	23.2%
Consumer, Non-cyclical	17.7%
Technology	15.3%
Energy	11.3%
Consumer, Cyclical	10.4%
Financials	10.2%
Communications	7.7%
Basic Materials	4.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XIV :: ProShares Trust :: Management Discussion of Fund Performance

  UPRO  UltraPro S&P500®

ProShares UltraPro S&P500® seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 82.78%1. For the same period the Index had a total return of 25.95%2 and a volatility of 15.26%. For the period, the Fund had an average daily volume of 3,051,893 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraPro S&P500® Fund from June 23, 2009 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (6/23/09)
UltraPro S&P500® Fund	82.78%	80.40%
S&P 500 Index	25.95%	25.91%

Expense Ratios**

Fund	Gross	Net
UltraPro S&P500® Fund	1.27%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	207%
Futures Contracts	34%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.0%
Apple, Inc.	1.5%
Chevron Corp.	1.0%
General Electric Co.	1.0%
International Business Machines Corp.	1.0%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	21.5%
Financials	15.1%
Energy	12.8%
Technology	12.7%
Communications	11.4%
Industrials	11.2%
Consumer, Cyclical	8.5%
Basic Materials	3.4%
Utilities	3.3%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XV

  UltraPro MidCap400  UMDD

ProShares UltraPro MidCap400 seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400TM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 108.32%1. For the same period the Index had a total return of 32.96%2 and a volatility of 18.22%. For the period, the Fund had an average daily volume of 53,991 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraPro MidCap400 Fund from February 9, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/09/10)
UltraPro MidCap400 Fund	108.32%	106.88%
S&P MidCap 400 Index	32.96%	33.18%

Expense Ratios**

Fund	Gross	Net
UltraPro MidCap400 Fund	2.18%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	209%
Futures Contracts	28%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.6%
Green Mountain Coffee Roasters, Inc.	0.5%
Lubrizol Corp.	0.4%
Cimarex Energy Co.	0.4%
BorgWarner, Inc.	0.4%

S&P MidCap 400 Index – Composition

% of Index
Financials	19.1%
Industrials	18.9%
Consumer, Non-cyclical	18.5%
Consumer, Cyclical	12.4%
Technology	9.7%
Energy	6.5%
Utilities	5.8%
Basic Materials	4.8%
Communications	4.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XVI :: ProShares Trust :: Management Discussion of Fund Performance

  URTY  UltraPro Russell2000

ProShares UltraPro Russell2000 seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 86.57%1. For the same period the Index had a total return of 29.75%2 and a volatility of 22.53%. For the period, the Fund had an average daily volume of 239,615 and an average daily statistical correlation of over 0.99 to three times that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the daily return of the index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraPro Russell2000 Fund from February 9, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/09/10)
UltraPro Russell2000 Fund	86.57%	97.88%
Russell 2000 Index	29.75%	32.82%

Expense Ratios**

Fund	Gross	Net
UltraPro Russell2000 Fund	3.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	204%
Futures Contracts	32%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Riverbed Technology, Inc.	0.3%
TIBCO Software, Inc.	0.2%
Rackspace Hosting, Inc.	0.2%
VeriFone Systems, Inc.	0.2%
American Capital Agency Corp.	0.2%

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	20.0%
Financials	19.6%
Industrials	14.4%
Consumer, Cyclical	14.0%
Technology	10.4%
Communications	7.8%
Energy	6.0%
Basic Materials	4.6%
Utilities	3.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XVII

  Ultra Russell1000 Value  UVG

ProShares Ultra Russell1000 Value seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 1000® Value Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 48.45%1. For the same period the Index had a total return of 24.23%2 and a volatility of 16.00%. For the period, the Fund had an average daily volume of 4,575 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Russell 1000® Value Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell1000 Value Fund from February 20, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/20/07)
Ultra Russell1000 Value Fund	48.45%	-14.58%
Russell 1000 Value Index	24.23%	-2.12%

Expense Ratios**

Fund	Gross	Net
Ultra Russell1000 Value Fund	1.87%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	140%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Chevron Corp.	1.7%
AT&T, Inc.	1.6%
Procter & Gamble Co. (The)	1.6%
Pfizer, Inc.	1.5%
JPMorgan Chase & Co.	1.5%

Russell 1000 Value Index – Composition

% of Index
Financials	25.7%
Consumer, Non-cyclical	22.2%
Energy	13.3%
Communications	12.2%
Industrials	10.1%
Utilities	6.8%
Consumer, Cyclical	3.8%
Technology	3.2%
Basic Materials	2.6%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XVIII :: ProShares Trust :: Management Discussion of Fund Performance

  UKF  Ultra Russell1000 Growth

ProShares Ultra Russell1000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 1000® Growth Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 61.51%1. For the same period the Index had a total return of 29.43%2 and a volatility of 15.22%. For the period, the Fund had an average daily volume of 3,423 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Russell 1000® Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell1000 Growth Fund from February 20, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/20/07)
Ultra Russell1000 Growth Fund	61.51%	-2.83%
Russell 1000 Growth Index	29.43%	3.22%

Expense Ratios**

Fund	Gross	Net
Ultra Russell1000 Growth Fund	1.51%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	142%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.3%
Apple, Inc.	2.6%
International Business Machines Corp.	1.7%
Oracle Corp.	1.1%
Google, Inc., Class A	1.1%

Russell 1000 Growth Index – Composition

% of Index
Technology	22.0%
Consumer, Non-cyclical	20.0%
Consumer, Cyclical	13.9%
Industrials	13.2%
Energy	11.5%
Communications	10.1%
Basic Materials	4.6%
Financials	4.6%
Utilities	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XIX

  Ultra Russell MidCap Value  UVU

ProShares Ultra Russell MidCap Value seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell Midcap® Value Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 59.36%1. For the same period the Index had a total return of 29.36%2 and a volatility of 17.83%. For the period, the Fund had an average daily volume of 7,787 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Russell Midcap® Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell MidCap Value Fund from February 20, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/20/07)
Ultra Russell MidCap Value Fund	59.36%	-9.92%
Russell Midcap Value Index	29.36%	0.93%

Expense Ratios**

Fund	Gross	Net
Ultra Russell MidCap Value Fund	1.77%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	44%
Swap Agreements	156%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
CenturyLink, Inc.	0.5%
FirstEnergy Corp.	0.4%
Spectra Energy Corp.	0.3%
CBS Corp., Class B	0.3%
Lorillard, Inc.	0.3%

Russell Midcap Value Index – Composition

% of Index
Financials	28.7%
Consumer, Non-cyclical	14.3%
Utilities	11.9%
Industrials	11.9%
Energy	11.9%
Communications	6.8%
Consumer, Cyclical	6.5%
Technology	4.0%
Basic Materials	3.7%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XX :: ProShares Trust :: Management Discussion of Fund Performance

  UKW  Ultra Russell MidCap Growth

ProShares Ultra Russell MidCap Growth seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell Midcap® Growth Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 77.11%1. For the same period the Index had a total return of 36.31%2 and a volatility of 17.80%. For the period, the Fund had an average daily volume of 6,429 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Russell Midcap® Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell MidCap Growth Fund from February 20, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/20/07)
Ultra Russell MidCap Growth Fund	77.11%	-3.27%
Russell Midcap Growth Index	36.31%	4.23%

Expense Ratios**

Fund	Gross	Net
Ultra Russell MidCap Growth Fund	1.75%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	44%
Swap Agreements	156%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
priceline.com, Inc.	0.5%
Cummins, Inc.	0.4%
NetApp, Inc.	0.4%
Coach, Inc.	0.4%
Salesforce.com, Inc.	0.4%

Russell Midcap Growth
Index – Composition

% of Index
Consumer, Non-cyclical	22.3%
Consumer, Cyclical	17.5%
Technology	17.3%
Industrials	15.8%
Communications	8.5%
Energy	6.3%
Financials	6.3%
Basic Materials	5.7%
Utilities	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm

Management Discussion of Fund Performance :: ProShares Trust :: XXI

  Ultra Russell2000 Value  UVT

ProShares Ultra Russell2000 Value seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Value Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 42.00%1. For the same period the Index had a total return of 22.91%2 and a volatility of 22.63%. For the period, the Fund had an average daily volume of 16,367 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Russell 2000® Value Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell2000 Value Fund from February 20, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/20/07)
Ultra Russell2000 Value Fund	42.00%	-14.07%
Russell 2000 Value Index	22.91%	-0.45%

Expense Ratios**

Fund	Gross	Net
Ultra Russell2000 Value Fund	2.12%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	42%
Swap Agreements	158%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
American Capital Agency Corp.	0.3%
American Capital Ltd.	0.2%
AMERIGROUP Corp.	0.2%
Healthspring, Inc.	0.2%
WR Grace & Co.	0.2%

Russell 2000 Value Index – Composition

% of Index
Financials	36.1%
Industrials	13.7%
Consumer, Non-cyclical	12.2%
Consumer, Cyclical	11.0%
Energy	7.0%
Utilities	6.4%
Basic Materials	5.0%
Technology	4.6%
Communications	3.9%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXII :: ProShares Trust :: Management Discussion of Fund Performance

  UKK  Ultra Russell2000 Growth

ProShares Ultra Russell2000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Growth Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 75.71%1. For the same period the Index had a total return of 36.79%2 and a volatility of 22.68%. For the period, the Fund had an average daily volume of 23,708 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Russell 2000® Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell2000 Growth Fund from February 20, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/20/07)
Ultra Russell2000 Growth Fund	75.71%	-3.99%
Russell 2000 Growth Index	36.79%	4.35%

Expense Ratios**

Fund	Gross	Net
Ultra Russell2000 Growth Fund	1.80%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	145%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Riverbed Technology, Inc.	0.4%
TIBCO Software, Inc.	0.4%
Rackspace Hosting, Inc.	0.4%
VeriFone Systems, Inc.	0.3%
Brigham Exploration Co.	0.3%

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	27.3%
Consumer, Cyclical	16.8%
Technology	15.8%
Industrials	15.1%
Communications	11.4%
Energy	5.1%
Financials	4.3%
Basic Materials	4.1%
Utilities	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXIII

  Ultra Basic Materials  UYM

ProShares Ultra Basic Materials seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 85.03%1. For the same period the Index had a total return of 41.42%2 and a volatility of 23.35%. For the period, the Fund had an average daily volume of 1,365,406 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Basic Materials Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
Ultra Basic Materials Fund	85.03%	-2.08%
Dow Jones U.S. Basic Materials Index	41.42%	8.75%

Expense Ratios**

Fund	Gross	Net
Ultra Basic Materials Fund	1.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	42%
Swap Agreements	158%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	3.7%
Freeport-McMoRan Copper & Gold, Inc.	3.7%
Dow Chemical Co. (The)	3.1%
Praxair, Inc.	2.5%
Newmont Mining Corp.	2.1%

Dow Jones U.S. Basic Materials
Index – Composition

% of Index
Chemicals	54.9%
Industrial Metals	23.7%
Mining	18.0%
Forestry and Paper	3.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXIV :: ProShares Trust :: Management Discussion of Fund Performance

  BIB  Ultra Nasdaq Biotechnology

ProShares Ultra Nasdaq Biotechnology seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ Biotechnology Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 75.82%1. For the same period the Index had a total return of 35.80%2 and a volatility of 17.83%. For the period, the Fund had an average daily volume of 4,086 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The NASDAQ Biotechnology Index® is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Nasdaq Biotechnology Fund from April 7, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11***

Fund	One Year	Since Inception (4/07/10)
Ultra Nasdaq Biotechnology Fund	75.82%	29.90%
NASDAQ Biotechnology Index	35.80%	16.99%

Expense Ratios**

Fund	Gross	Net
Ultra Nasdaq Biotechnology Fund	4.38%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

***The beginning values used in computing Fund and index performance returns for the one year period ended May 31, 2011, are as of close of business on May 28, 2010, the last U.S. trading day of the previous fiscal year.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	139%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	4.6%
Celgene Corp.	3.2%
Teva Pharmaceutical Industries Ltd. (ADR)	3.2%
Gilead Sciences, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%

NASDAQ Biotechnology
Index – Composition

% of Index
Consumer, Non-cyclical	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXV

  Ultra Consumer Goods  UGE

ProShares Ultra Consumer Goods seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 66.45%1. For the same period the Index had a total return of 30.86%2 and a volatility of 11.82%. For the period, the Fund had an average daily volume of 4,435 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Dow Jones U.S. Consumer GoodsSM Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Consumer Goods Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
Ultra Consumer Goods Fund	66.45%	5.74%
Dow Jones U.S. Consumer Goods Index	30.86%	6.36%

Expense Ratios**

Fund	Gross	Net
Ultra Consumer Goods Fund	1.44%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	36%
Swap Agreements	164%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	4.5%
Coca-Cola Co. (The)	3.4%
Philip Morris International, Inc.	3.1%
PepsiCo, Inc.	2.7%
Altria Group, Inc.	1.4%

Dow Jones U.S. Consumer Goods
Index – Composition

% of Index
Food Producers	20.2%
Beverages	20.0%
Household Goods	18.8%
Tobacco	14.6%
Personal Goods	12.7%
Automobile and Parts	10.7%
Leisure Goods	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXVI :: ProShares Trust :: Management Discussion of Fund Performance

  UCC  Ultra Consumer Services

ProShares Ultra Consumer Services seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 52.83%1. For the same period the Index had a total return of 26.05%2 and a volatility of 15.74%. For the period, the Fund had an average daily volume of 6,507 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Dow Jones U.S. Consumer ServicesSM Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Consumer Services Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
Ultra Consumer Services Fund	52.83%	-3.72%
Dow Jones U.S. Consumer Services Index	26.05%	2.91%

Expense Ratios**

Fund	Gross	Net
Ultra Consumer Services Fund	1.84%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	32%
Swap Agreements	168%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	2.1%
McDonald's Corp.	1.6%
Walt Disney Co. (The)	1.4%
Amazon.com, Inc.	1.3%
Home Depot, Inc.	1.1%

Dow Jones U.S. Consumer Services
Index – Composition

% of Index
General Retailers	40.3%
Media	27.4%
Travel and Leisure	20.5%
Food and Drug Retailers	11.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXVII

  Ultra Financials  UYG

ProShares Ultra Financials seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. FinancialsSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 17.56%1. For the same period the Index had a total return of 11.60%2 and a volatility of 20.34%. For the period, the Fund had an average daily volume of 3,056,377 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Financials Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
Ultra Financials Fund	17.56%	-41.13%
Dow Jones U.S. Financials Index	11.60%	-13.09%

Expense Ratios**

Fund	Gross	Net
Ultra Financials Fund	0.96%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	136%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	4.7%
Wells Fargo & Co.	3.9%
Citigroup, Inc.	3.3%
Bank of America Corp.	3.3%
Berkshire Hathaway, Inc., Class B	2.1%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	35.7%
General Financial	24.8%
Real Estate Investment Trusts	17.0%
Nonlife Insurance	15.4%
Life Insurance	6.0%
Real Estate Investment & Services	1.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXVIII :: ProShares Trust :: Management Discussion of Fund Performance

  RXL  Ultra Health Care

ProShares Ultra Health Care seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Health CareSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 60.20%1. For the same period the Index had a total return of 28.72%2 and a volatility of 12.88%. For the period, the Fund had an average daily volume of 17,456 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Dow Jones U.S. Health CareSM Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Health Care Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
Ultra Health Care Fund	60.20%	1.11%
Dow Jones U.S. Health Care Index	28.72%	4.28%

Expense Ratios**

Fund	Gross	Net
Ultra Health Care Fund	1.25%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	122%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	9.1%
Pfizer, Inc.	8.6%
Merck & Co., Inc.	5.6%
Abbott Laboratories	4.0%
Amgen, Inc.	2.8%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals and Biotechnology	60.8%
Health Care Equipment and Services	39.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXIX

  Ultra Industrials  UXI

ProShares Ultra Industrials seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. IndustrialsSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 63.33%1. For the same period the Index had a total return of 31.37%2 and a volatility of 18.82%. For the period, the Fund had an average daily volume of 33,370 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Dow Jones U.S. IndustrialsSM Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Industrials Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
Ultra Industrials Fund	63.33%	-3.82%
Dow Jones U.S. Industrials Index	31.37%	3.95%

Expense Ratios**

Fund	Gross	Net
Ultra Industrials Fund	1.32%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	136%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	7.1%
United Technologies Corp.	2.4%
3M Co.	2.1%
Caterpillar, Inc.	2.1%
United Parcel Service, Inc., Class B	1.8%

Dow Jones U.S. Industrials
Index – Composition

% of Index
General Industrials	22.8%
Industrial Engineering	17.3%
Aerospace and Defense	15.8%
Industrial Transportation	13.5%
Support Services	13.4%
Electronic & Electrical Equipment	11.7%
Construction and Materials	5.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXX :: ProShares Trust :: Management Discussion of Fund Performance

  DIG  Ultra Oil & Gas

ProShares Ultra Oil & Gas seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Oil & GasSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 101.51%1. For the same period the Index had a total return of 46.59%2 and a volatility of 21.04%. For the period, the Fund had an average daily volume of 1,605,569 and an average daily statistical correlation of over 0.99 to twice the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Oil & Gas Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
Ultra Oil & Gas Fund	101.51%	-1.28%
Dow Jones U.S. Oil & Gas Index	46.59%	8.12%

Expense Ratios**

Fund	Gross	Net
Ultra Oil & Gas Fund	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	139%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	15.2%
Chevron Corp.	7.6%
Schlumberger Ltd.	4.2%
ConocoPhillips	3.6%
Occidental Petroleum Corp.	3.1%

Dow Jones U.S. Oil & Gas
Index – Composition

% of Index
Oil and Gas Producers	74.7%
Oil Equipment, Services and Distribution	24.8%
Alternative Energy	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXXI

  Ultra Real Estate  URE

ProShares Ultra Real Estate seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Real EstateSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 61.34%1. For the same period the Index had a total return of 30.74%2 and a volatility of 21.03%. For the period, the Fund had an average daily volume of 1,129,737 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Real Estate Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
Ultra Real Estate Fund	61.34%	-30.65%
Dow Jones U.S. Real Estate Index	30.74%	-3.47%

Expense Ratios**

Fund	Gross	Net
Ultra Real Estate Fund	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	143%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	4.7%
Vornado Realty Trust	2.4%
Equity Residential	2.4%
Public Storage	2.3%
Boston Properties, Inc.	2.0%

Dow Jones U.S. Real Estate
Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXII :: ProShares Trust :: Management Discussion of Fund Performance

  KRU  Ultra KBW Regional Banking

ProShares Ultra KBW Regional Banking seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the KBW Regional Banking IndexSM. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 0.51%1. For the same period the Index had a total return of 4.33%2 and a volatility of 25.71%. For the period, the Fund had an average daily volume of 13,390 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. KBW Regional Banking IndexSM is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include leading regional banks or thrifts listed on a U.S. exchange.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra KBW Regional Banking Fund from April 20, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (4/20/10)
Ultra KBW Regional Banking Fund	0.51%	-19.14%
KBW Regional Banking Index	4.33%	-5.87%

Expense Ratios**

Fund	Gross	Net
Ultra KBW Regional Banking Fund	4.90%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
SVB Financial Group	2.2%
Whitney Holding Corp./LA	2.1%
Associated Banc-Corp	2.0%
Community Bank System, Inc.	2.0%
First Midwest Bancorp, Inc./IL	1.9%

KBW Regional Banking
Index – Composition

% of Index
Financials	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXXIII

  Ultra Semiconductors  USD

ProShares Ultra Semiconductors seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 41.92%1. For the same period the Index had a total return of 23.42%2 and a volatility of 22.49%. For the period, the Fund had an average daily volume of 142,703 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Dow Jones U.S. SemiconductorsSM Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Semiconductors Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
Ultra Semiconductors Fund	41.92%	-7.95%
Dow Jones U.S. Semiconductors Index	23.42%	3.07%

Expense Ratios**

Fund	Gross	Net
Ultra Semiconductors Fund	1.11%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	29%
Swap Agreements	171%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	8.9%
Texas Instruments, Inc.	3.0%
Applied Materials, Inc.	1.3%
Broadcom Corp., Class A	1.3%
Altera Corp.	1.1%

Dow Jones U.S. Semiconductors
Index – Composition

% of Index
Semiconductors	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXIV :: ProShares Trust :: Management Discussion of Fund Performance

  ROM  Ultra Technology

ProShares Ultra Technology seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. TechnologySM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 42.82%1. For the same period the Index had a total return of 22.32%2 and a volatility of 17.31%. For the period, the Fund had an average daily volume of 91,579 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Dow Jones U.S. TechnologySM Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Technology Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
Ultra Technology Fund	42.82%	0.17%
Dow Jones U.S. Technology Index	22.32%	5.52%

Expense Ratios**

Fund	Gross	Net
Ultra Technology Fund	1.06%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	143%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.9%
International Business Machines Corp.	5.1%
Microsoft Corp.	4.7%
Google, Inc., Class A	3.3%
Oracle Corp.	3.3%

Dow Jones U.S. Technology
Index – Composition

% of Index
Technology Hardware and Equipment	56.7%
Software and Computer Services	43.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXXV

  Ultra Telecommunications  LTL

ProShares Ultra Telecommunications seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 77.51%1. For the same period the Index had a total return of 36.02%2 and a volatility of 15.05%. For the period, the Fund had an average daily volume of 3,455 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Dow Jones U.S. Select TelecommunicationsSM Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Telecommunications Fund from March 25, 2008 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (3/25/08)
Ultra Telecommunications Fund	77.51%	0.57%
Dow Jones U.S. Select Telecommunications Index	36.02%	7.10%

Expense Ratios**

Fund	Gross	Net
Ultra Telecommunications Fund	1.98%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	46%
Swap Agreements	154%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	7.0%
Verizon Communications, Inc.	5.0%
CenturyLink, Inc.	4.0%
American Tower Corp., Class A	3.0%
Sprint Nextel Corp.	2.8%

Dow Jones U.S. Select Telecommunications Index – Composition

% of Index
Fixed Line Telecommunications	83.4%
Mobile Telecommunications	16.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXVI :: ProShares Trust :: Management Discussion of Fund Performance

  UPW  Ultra Utilities

ProShares Ultra Utilities seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. UtilitiesSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 50.28%1. For the same period the Index had a total return of 24.78%2 and a volatility of 10.54%. For the period, the Fund had an average daily volume of 6,076 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Dow Jones U.S. UtilitiesSM Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Utilities Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
Ultra Utilities Fund	50.28%	-4.24%
Dow Jones U.S. Utilities Index	24.78%	2.20%

Expense Ratios**

Fund	Gross	Net
Ultra Utilities Fund	1.45%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Southern Co.	4.6%
Dominion Resources, Inc.	3.8%
Exelon Corp.	3.8%
Duke Energy Corp.	3.4%
NextEra Energy, Inc.	3.3%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electricity	72.1%
Gas, Water & Multi Utilities	27.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXXVII

  Ultra MSCI EAFE  EFO

ProShares Ultra MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI EAFE Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 63.33%1. For the same period the Index had a total return of 30.98%2 and a volatility of 16.59%. For the period, the Fund had an average daily volume of 3,313 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The MSCI EAFE Index® (Europe, Australasia, and Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra MSCI EAFE Fund from June 2, 2009 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (6/02/09)
Ultra MSCI EAFE Fund	63.33%	25.85%
MSCI EAFE Index	30.98%	16.52%

Expense Ratios**

Fund	Gross	Net
Ultra MSCI EAFE Fund	1.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	199%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	21.7%
Japan	19.7%
Other	12.9%
France	10.2%
Germany	8.7%
Australia	8.6%
Switzerland	8.5%
Spain	3.5%
Sweden	3.3%
Italy	2.9%
MSCI EAFE Index – Composition

% of Index
Financials	23.7%
Industrials	12.8%
Materials	11.1%
Consumer Discretionary	10.4%
Consumer Staples	10.3%
Health Care	8.7%
Energy	8.2%
Telecommunication Services	5.5%
Information Technology	4.7%
Utilities	4.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XXXVIII :: ProShares Trust :: Management Discussion of Fund Performance

  EET  Ultra MSCI Emerging Markets

ProShares Ultra MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI Emerging Markets Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 55.63%1. For the same period the Index had a total return of 30.53%2 and a volatility of 14.58%. For the period, the Fund had an average daily volume of 16,939 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The MSCI Emerging Markets Index® includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra MSCI Emerging Markets Fund from June 2, 2009 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11***

Fund	One Year	Since Inception (6/02/09)
Ultra MSCI Emerging Markets Fund	55.63%	36.21%
MSCI Emerging Markets Index	30.53%	24.18%

Expense Ratios**

Fund	Gross	Net
Ultra MSCI Emerging Markets Fund	1.57%	0.97%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

***The beginning values used in computing Fund and index performance returns for the one year period ended May 31, 2011, are as of close of business on May 28, 2010, the last U.S. trading day of the previous fiscal year.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	16%
Swap Agreements	184%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Sasol Ltd. (ADR)	0.6%
iShares MSCI Malaysia Index Fund	0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	0.4%
ICICI Bank Ltd. (ADR)	0.4%
Advanced Semiconductor Engineering, Inc. (ADR)	0.4%

MSCI Emerging Markets
Index – Country

% of Index
China	17.7%
Brazil	15.4%
Korea	14.8%
Other	12.2%
Taiwan	11.6%
South Africa	7.4%
India	7.0%
Russia	6.7%
Mexico	4.3%
Malaysia	2.9%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	24.6%
Energy	14.8%
Materials	14.7%
Information Technology	12.9%
Consumer Discretionary	7.5%
Telecommunication Services	7.3%
Industrials	7.2%
Consumer Staples	6.6%
Utilities	3.5%
Health Care	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XXXIX

  Ultra MSCI Europe  UPV

ProShares Ultra MSCI Europe seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI Europe Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 84.86%1. For the same period the Index had a total return of 38.37%2 and a volatility of 20.15%. For the period, the Fund had an average daily volume of 4,580 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The MSCI Europe Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra MSCI Europe Fund from April 27, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (4/27/10)
Ultra MSCI Europe Fund	84.86%	37.14%
MSCI Europe Index	38.37%	19.25%

Expense Ratios**

Fund	Gross	Net
Ultra MSCI Europe Fund	11.50%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	199%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Europe Index – Country

% of Index
United Kingdom	32.8%
France	15.4%
Germany	13.2%
Switzerland	12.8%
Other	5.9%
Spain	5.3%
Sweden	4.9%
Italy	4.3%
Netherlands	3.8%
Denmark	1.6%

MSCI Europe Index – Composition

% of Index
Financials	21.3%
Consumer Staples	12.5%
Industrials	11.4%
Energy	10.9%
Materials	10.4%
Health Care	10.2%
Consumer Discretionary	8.7%
Telecommunication Services	6.3%
Utilities	5.3%
Information Technology	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XL :: ProShares Trust :: Management Discussion of Fund Performance

  UXJ  Ultra MSCI Pacific ex-Japan

ProShares Ultra MSCI Pacific ex-Japan seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI Pacific ex-Japan Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 77.03%1. For the same period the Index had a total return of 36.11%2 and a volatility of 17.96%. For the period, the Fund had an average daily volume of 2,625 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The MSCI Pacific ex-Japan Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra MSCI Pacific ex-Japan Fund from April 27, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11***

Fund	One Year	Since Inception (4/27/10)
Ultra MSCI Pacific ex-Japan Fund	77.03%	30.07%
MSCI Pacific ex-Japan Index	36.11%	15.93%

Expense Ratios**

Fund	Gross	Net
Ultra MSCI Pacific ex-Japan Fund	12.19%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

***The beginning values used in computing Fund and index performance returns for the one year period ended May 31, 2011, are as of close of business on May 28, 2010, the last U.S. trading day of the previous fiscal year.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan
Index – Country

% of Index
Australia	64.9%
Hong Kong	21.1%
Singapore	13.1%
New Zealand	0.9%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	46.4%
Materials	18.9%
Industrials	8.9%
Consumer Staples	7.3%
Consumer Discretionary	5.1%
Energy	4.8%
Utilities	3.2%
Telecommunication Services	2.7%
Health Care	2.1%
Information Technology	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XLI

  Ultra MSCI Brazil  UBR

ProShares Ultra MSCI Brazil seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI Brazil Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 40.73%1. For the same period the Index had a total return of 22.59%2 and a volatility of 21.80%. For the period, the Fund had an average daily volume of 19,858 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The MSCI Brazil Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra MSCI Brazil Fund from April 27, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11***

Fund	One Year	Since Inception (4/27/10)
Ultra MSCI Brazil Fund	40.73%	11.29%
MSCI Brazil Index	22.59%	8.72%

Expense Ratios**

Fund	Gross	Net
Ultra MSCI Brazil Fund	11.20%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

***The beginning values used in computing Fund and index performance returns for the one year period ended May 31, 2011, are as of close of business on May 28, 2010, the last U.S. trading day of the previous fiscal year.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	199%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil Index – Composition

% of Index
Financials	24.5%
Materials	23.8%
Energy	22.1%
Consumer Staples	9.1%
Utilities	5.7%
Consumer Discretionary	5.1%
Industrials	3.4%
Telecommunication Services	3.1%
Information Technology	2.2%
Health Care	1.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLII :: ProShares Trust :: Management Discussion of Fund Performance

  XPP  Ultra FTSE China 25

ProShares Ultra FTSE China 25 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the FTSE China 25 Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 33.10%1. For the same period the Index had a total return of 17.48%2 and a volatility of 18.61%. For the period, the Fund had an average daily volume of 50,659 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The FTSE China 25 Index® is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra FTSE China 25 Fund from June 2, 2009 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (6/02/09)
Ultra FTSE China 25 Fund	33.10%	15.77%
FTSE China 25 Index	17.48%	11.93%

Expense Ratios**

Fund	Gross	Net
Ultra FTSE China 25 Fund	1.31%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	50.7%
Energy	25.4%
Communications	17.6%
Basic Materials	2.8%
Industrials	2.0%
Consumer, Cyclical	1.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XLIII

  Ultra MSCI Japan  EZJ

ProShares Ultra MSCI Japan seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI Japan Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 13.51%1. For the same period the Index had a total return of 9.25%2 and a volatility of 21.82%. For the period, the Fund had an average daily volume of 23,371 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The MSCI Japan Index® includes 85% of free float-adjusted market capitalization in each industry group in Japan.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra MSCI Japan Fund from June 2, 2009 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (6/02/09)
Ultra MSCI Japan Fund	13.51%	5.85%
MSCI Japan Index	9.25%	6.42%

Expense Ratios**

Fund	Gross	Net
Ultra MSCI Japan Fund	2.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	20.8%
Consumer Discretionary	20.0%
Financials	16.9%
Information Technology	13.3%
Materials	7.9%
Health Care	6.1%
Consumer Staples	5.4%
Telecommunication Services	4.5%
Utilities	3.3%
Energy	1.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLIV :: ProShares Trust :: Management Discussion of Fund Performance

  UMX  Ultra MSCI Mexico Investable Market

ProShares Ultra MSCI Mexico Investable Market seeks daily investment results, before fees and expenses, that correspond to twice (2x) of the daily performance of the MSCI Mexico Investable Market Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 60.79%1. For the same period the Index had a total return of 26.79%2 and a volatility of 17.07%. For the period, the Fund had an average daily volume of 1,517 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The MSCI Mexico Investable Market Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra MSCI Mexico Investable Market Fund from April 27, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11***

Fund	One Year	Since Inception (4/27/10)
Ultra MSCI Mexico Investable Market Fund	60.79%	34.56%
MSCI Mexico Investable Market Index	26.79%	15.30%

Expense Ratios**

Fund	Gross	Net
Ultra MSCI Mexico Investable Market Fund	11.34%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

***The beginning values used in computing Fund and index performance returns for the one year period ended May 31, 2011, are as of close of business on May 28, 2010, the last U.S. trading day of the previous fiscal year.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico Investable Market Index – Composition

% of Index
Telecommunication Services	30.9%
Consumer Staples	26.1%
Materials	17.9%
Consumer Discretionary	10.2%
Financials	8.1%
Industrials	6.4%
Health Care	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XLV

  Ultra 7-10 Year Treasury  UST

ProShares Ultra 7-10 Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and derivatives, that correspond to twice (2x) the daily performance of the Barclays Capital U.S. 7-10 Year Treasury Bond Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 13.51%1. For the same period the Index had a total return of 7.20%2 and a volatility of 7.50%. For the period, the Fund had an average daily volume of 7,935 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Barclays Capital U.S. 7-10 Year Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation-protected securities (TIPs), state and local government bonds (SLGs), and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in securities in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra 7-10 Year Treasury Fund from January 19, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/19/10)
Ultra 7-10 Year Treasury Fund	13.51%	17.39%
Barclays Capital U.S. 7-10 Year Treasury Bond Index	7.20%	8.87%

Expense Ratios**

Fund	Gross	Net
Ultra 7-10 Year Treasury Fund	2.27%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	10%
Swap Agreements	183%
Futures Contracts	8%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 7-10 Year Treasury
Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLVI :: ProShares Trust :: Management Discussion of Fund Performance

  UBT  Ultra 20+ Year Treasury

ProShares Ultra 20+ Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and derivatives, that correspond to twice (2x) the daily performance of the Barclays Capital U.S. 20+ Year Treasury Bond Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of 6.74%1. For the same period the Index had a total return of 4.56%2 and a volatility of 15.53%. For the period, the Fund had an average daily volume of 45,701 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Barclays Capital 20+ U.S. Year Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in securities in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra 20+ Year Treasury Fund from January 19, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/19/10)
Ultra 20+ Year Treasury Fund	6.74%	16.58%
Barclays Capital U.S. 20+ Year Treasury Bond Index	4.56%	9.26%

Expense Ratios**

Fund	Gross	Net
Ultra 20+ Year Treasury Fund	2.16%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	56%
Swap Agreements	140%
Futures Contracts	5%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 20+ Year Treasury
Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XLVII

  Ultra High Yield  UJB

ProShares Ultra High Yield seeks daily investment results, before fees and expenses, that correspond to twice (2x) of the daily performance of the Markit iBoxx® $ Liquid High Yield Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. From inception on April 13, 2011 to May 31, 2011, the Fund had a total return of 1.75%1. For the same period the Index had a total return of 1.04%2 with a volatility of 2.92% for the year ended May 31, 2011. For the period, the Fund had an average daily volume of 8,550 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Markit iBoxx® $ Liquid High Yield Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan; are rated sub-investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

During the period, the Fund invested in swap agreements as a substitute for investing directly in securities in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

As the Ultra High Yield Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Ultra High Yield Fund	1.22%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated April 14, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx® $ Liquid High Yield Index – Composition

% of Index
High Yield	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index may be computed using outdated (stale) prices of some bonds, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XLVIII :: ProShares Trust :: Management Discussion of Fund Performance

  IGU  Ultra Investment Grade Corporate

ProShares Ultra Investment Grade Corporate seeks daily investment results, before fees and expenses, that correspond to twice (2x) of the daily performance of the Markit iBoxx® $ Investment Grade Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. From inception on April 13, 2011 to May 31, 2011, the Fund had a total return of 5.89%1. For the same period the Index had a total return of 3.28%2 with a volatility of 4.33% for the year ended May 31, 2011. For the period, the Fund had an average daily volume of 8,138 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the index. The Markit iBoxx® $ Investment Grade Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan; are rated investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $3 billion par outstanding; have at least $750 million of outstanding face value; and have at least three years remaining to maturity. There is no limit to the number of issues in the Index.

During the period, the Fund invested in swap agreements as a substitute for investing directly in securities in order to gain magnified exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

As the Ultra Investment Grade Corporate Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Ultra Investment Grade Corporate Fund	1.24%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated April 14, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	199%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx® $ Investment Grade Index – Composition

% of Index
Investment Grade	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index may be computed using outdated (stale) prices of some bonds, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XLIX

  Short QQQ®  PSQ

ProShares Short QQQ® seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –25.46%1. For the same period the Index had a total return of 29.08%2 and a volatility of 16.87%. For the period, the Fund had an average daily volume of 590,137 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short QQQ® Fund from June 19, 2006 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (6/19/06)
Short QQQ® Fund	-25.46%	-12.46%
NASDAQ-100 Index	29.08%	9.67%

Expense Ratios**

Fund	Gross	Net
Short QQQ® Fund	1.08%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-93%
Futures Contracts	-7%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	46.3%
Communications	29.7%
Consumer, Non-cyclical	14.0%
Consumer, Cyclical	7.0%
Industrials	2.3%
Energy	0.4%
Basic Materials	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

L :: ProShares Trust :: Management Discussion of Fund Performance

  DOG  Short Dow30SM

ProShares Short Dow30SM seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –23.57%1. For the same period the Index had a total return of 27.30%2 and a volatility of 13.77%. For the period, the Fund had an average daily volume of 471,315 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Dow30SM Fund from June 19, 2006 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (6/19/06)
Short Dow30SM Fund	-23.57%	-7.41%
Dow Jones Industrial Average Index	27.30%	5.66%

Expense Ratios**

Fund	Gross	Net
Short Dow30SM Fund	1.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-90%
Futures Contracts	-10%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	23.2%
Consumer, Non-cyclical	17.7%
Technology	15.3%
Energy	11.3%
Consumer, Cyclical	10.4%
Financials	10.2%
Communications	7.7%
Basic Materials	4.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LI

  Short S&P500®  SH

ProShares Short S&P500® seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500® Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –22.98%1. For the same period the Index had a total return of 25.95%2 and a volatility of 15.26%. For the period, the Fund had an average daily volume of 2,922,776 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short S&P500® Fund from June 19, 2006 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (6/19/06)
Short S&P500® Fund	-22.98%	-6.60%
S&P 500 Index	25.95%	3.84%

Expense Ratios**

Fund	Gross	Net
Short S&P500® Fund	0.92%	0.92%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-96%
Futures Contracts	-4%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	21.5%
Financials	15.1%
Energy	12.8%
Technology	12.7%
Communications	11.4%
Industrials	11.2%
Consumer, Cyclical	8.5%
Basic Materials	3.4%
Utilities	3.3%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LII :: ProShares Trust :: Management Discussion of Fund Performance

  MYY  Short MidCap400

ProShares Short MidCap400 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400TM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –27.88%1. For the same period the Index had a total return of 32.96%2 and a volatility of 18.22%. For the period, the Fund had an average daily volume of 33,252 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short MidCap400 Fund from June 19, 2006 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (6/19/06)
Short MidCap400 Fund	-27.88%	-11.89%
S&P MidCap 400 Index	32.96%	8.18%

Expense Ratios**

Fund	Gross	Net
Short MidCap400 Fund	1.18%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-93%
Futures Contracts	-7%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	19.1%
Industrials	18.9%
Consumer, Non-cyclical	18.5%
Consumer, Cyclical	12.4%
Technology	9.7%
Energy	6.5%
Utilities	5.8%
Basic Materials	4.8%
Communications	4.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LIII

  Short SmallCap600  SBB

ProShares Short SmallCap600 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P SmallCap 600TM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –27.27%1. For the same period the Index had a total return of 29.69%2 and a volatility of 21.53%. For the period, the Fund had an average daily volume of 30,327 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short SmallCap600 Fund from January 23, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/23/07)
Short SmallCap600 Fund	-27.27%	-11.24%
S&P SmallCap 600 Index	29.69%	4.14%

Expense Ratios**

Fund	Gross	Net
Short SmallCap600 Fund	1.21%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Consumer, Non-cyclical	20.2%
Financials	18.5%
Industrials	18.3%
Consumer, Cyclical	16.2%
Technology	10.8%
Communications	4.9%
Energy	4.0%
Utilities	3.8%
Basic Materials	3.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LIV :: ProShares Trust :: Management Discussion of Fund Performance

  RWM  Short Russell2000

ProShares Short Russell2000 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –27.95%1. For the same period the Index had a total return of 29.75%2 and a volatility of 22.53%. For the period, the Fund had an average daily volume of 700,040 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Russell2000 Fund from January 23, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/23/07)
Short Russell2000 Fund	-27.95%	-11.87%
Russell 2000 Index	29.75%	3.18%

Expense Ratios**

Fund	Gross	Net
Short Russell2000 Fund	1.07%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-81%
Futures Contracts	-19%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	20.0%
Financials	19.6%
Industrials	14.4%
Consumer, Cyclical	14.0%
Technology	10.4%
Communications	7.8%
Energy	6.0%
Basic Materials	4.6%
Utilities	3.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LV

  UltraShort QQQ®  QID

ProShares UltraShort QQQ® seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –45.62%1. For the same period the Index had a total return of 29.08%2 and a volatility of 16.87%. For the period, the Fund had an average daily volume of 3,657,720 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort QQQ® Fund from July 11, 2006 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (7/11/06)
UltraShort QQQ® Fund	-45.62%	-30.18%
NASDAQ-100 Index	29.08%	10.03%

Expense Ratios**

Fund	Gross	Net
UltraShort QQQ® Fund	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-185%
Futures Contracts	-15%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	46.3%
Communications	29.7%
Consumer, Non-cyclical	14.0%
Consumer, Cyclical	7.0%
Industrials	2.3%
Energy	0.4%
Basic Materials	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LVI :: ProShares Trust :: Management Discussion of Fund Performance

  DXD  UltraShort Dow30SM

ProShares UltraShort Dow30SM seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –42.29%1. For the same period the Index had a total return of 27.30%2 and a volatility of 13.77%. For the period, the Fund had an average daily volume of 3,263,562 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Dow30SM Fund from July 11, 2006 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (7/11/06)
UltraShort Dow30SM Fund	-42.29%	-19.57%
Dow Jones Industrial Average Index	27.30%	5.33%

Expense Ratios**

Fund	Gross	Net
UltraShort Dow30SM Fund	0.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-186%
Futures Contracts	-14%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	23.2%
Consumer, Non-cyclical	17.7%
Technology	15.3%
Energy	11.3%
Consumer, Cyclical	10.4%
Financials	10.2%
Communications	7.7%
Basic Materials	4.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LVII

  UltraShort S&P500®  SDS

ProShares UltraShort S&P500® seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the S&P 500® Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –41.64%1. For the same period the Index had a total return of 25.95%2 and a volatility of 15.26%. For the period, the Fund had an average daily volume of 29,922,215 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort S&P500® Fund from July 11, 2006 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (7/11/06)
UltraShort S&P500® Fund	-41.64%	-18.55%
S&P 500 Index	25.95%	3.31%

Expense Ratios**

Fund	Gross	Net
UltraShort S&P500® Fund	0.90%	0.90%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-196%
Futures Contracts	-4%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	21.5%
Financials	15.1%
Energy	12.8%
Technology	12.7%
Communications	11.4%
Industrials	11.2%
Consumer, Cyclical	8.5%
Basic Materials	3.4%
Utilities	3.3%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LVIII :: ProShares Trust :: Management Discussion of Fund Performance

  TWQ  UltraShort Russell3000

ProShares UltraShort Russell3000 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the Russell 3000® Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –43.27%1. For the same period the Index had a total return of 27.04%2 and a volatility of 15.91%. For the period, the Fund had an average daily volume of 4,709 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted, market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell3000 Fund from June 30, 2009 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (6/30/09)
UltraShort Russell3000 Fund	-43.27%	-43.18%
Russell 3000 Index	27.04%	26.09%

Expense Ratios**

Fund	Gross	Net
UltraShort Russell3000 Fund	2.17%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	21.0%
Financials	15.4%
Technology	12.5%
Industrials	11.9%
Energy	11.8%
Communications	10.9%
Consumer, Cyclical	9.3%
Basic Materials	3.7%
Utilities	3.4%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LIX

  UltraShort MidCap400  MZZ

ProShares UltraShort MidCap400 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the S&P MidCap 400TM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –49.31%1. For the same period the Index had a total return of 32.96%2 and a volatility of 18.22%. For the period, the Fund had an average daily volume of 79,039 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MidCap400 Fund from July 11, 2006 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (7/11/06)
UltraShort MidCap400 Fund	-49.31%	-28.34%
S&P MidCap 400 Index	32.96%	7.48%

Expense Ratios**

Fund	Gross	Net
UltraShort MidCap400 Fund	1.14%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-184%
Futures Contracts	-16%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	19.1%
Industrials	18.9%
Consumer, Non-cyclical	18.5%
Consumer, Cyclical	12.4%
Technology	9.7%
Energy	6.5%
Utilities	5.8%
Basic Materials	4.8%
Communications	4.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LX :: ProShares Trust :: Management Discussion of Fund Performance

  SDD  UltraShort SmallCap600

ProShares UltraShort SmallCap600 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the S&P SmallCap 600TM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –49.24%1. For the same period the Index had a total return of 29.69%2 and a volatility of 21.53%. For the period, the Fund had an average daily volume of 13,796 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort SmallCap600 Fund from January 23, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/23/07)
UltraShort SmallCap600 Fund	-49.24%	-28.96%
S&P SmallCap 600 Index	29.69%	4.14%

Expense Ratios**

Fund	Gross	Net
UltraShort SmallCap600 Fund	1.36%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Consumer, Non-cyclical	20.2%
Financials	18.5%
Industrials	18.3%
Consumer, Cyclical	16.2%
Technology	10.8%
Communications	4.9%
Energy	4.0%
Utilities	3.8%
Basic Materials	3.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXI

  UltraShort Russell2000  TWM

ProShares UltraShort Russell2000 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the Russell 2000® Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –50.43%1. For the same period the Index had a total return of 29.75%2 and a volatility of 22.53%. For the period, the Fund had an average daily volume of 2,390,241 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell2000 Fund from January 23, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/23/07)
UltraShort Russell2000 Fund	-50.43%	-30.87%
Russell 2000 Index	29.75%	3.18%

Expense Ratios**

Fund	Gross	Net
UltraShort Russell2000 Fund	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-182%
Futures Contracts	-18%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	20.0%
Financials	19.6%
Industrials	14.4%
Consumer, Cyclical	14.0%
Technology	10.4%
Communications	7.8%
Energy	6.0%
Basic Materials	4.6%
Utilities	3.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXII :: ProShares Trust :: Management Discussion of Fund Performance

  SQQQ  UltraPro Short QQQ®

ProShares UltraPro Short QQQ® seeks daily investment results, before fees and expenses, that correspond to three times (3x) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –61.39%1. For the same period the Index had a total return of 29.08%2 and a volatility of 16.87%. For the period, the Fund had an average daily volume of 669,028 and an average daily statistical correlation of over 0.99 to three times that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the inverse daily return of the index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraPro Short QQQ® Fund from February 9, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/09/10)
UltraPro Short QQQ® Fund	-61.39%	-60.44%
NASDAQ-100 Index	29.08%	27.09%

Expense Ratios**

Fund	Gross	Net
UltraPro Short QQQ® Fund	1.86%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-283%
Futures Contracts	-17%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	46.3%
Communications	29.7%
Consumer, Non-cyclical	14.0%
Consumer, Cyclical	7.0%
Industrials	2.3%
Energy	0.4%
Basic Materials	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXIII

  UltraPro Short Dow30SM  SDOW

ProShares UltraPro Short Dow30SM seeks daily investment results, before fees and expenses, that correspond to three times (3x) the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –57.14%1. For the same period the Index had a total return of 27.30%2 and a volatility of 13.77%. For the period, the Fund had an average daily volume of 138,187 and an average daily statistical correlation of over 0.99 to three times that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the inverse daily return of the index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraPro Short Dow30SM Fund from February 9, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/09/10)
UltraPro Short Dow30SM Fund	-57.14%	-51.90%
Dow Jones Industrial Average Index	27.30%	21.91%

Expense Ratios**

Fund	Gross	Net
UltraPro Short Dow30SM Fund	2.15%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-283%
Futures Contracts	-17%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	23.2%
Consumer, Non-cyclical	17.7%
Technology	15.3%
Energy	11.3%
Consumer, Cyclical	10.4%
Financials	10.2%
Communications	7.7%
Basic Materials	4.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXIV :: ProShares Trust :: Management Discussion of Fund Performance

  SPXU  UltraPro Short S&P500®

ProShares UltraPro Short S&P500® seeks daily investment results, before fees and expenses, that correspond to three times (3x) the inverse (opposite) of the daily performance of the S&P 500® Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –56.81%1. For the same period the Index had a total return of 25.95%2 and a volatility of 15.26%. For the period, the Fund had an average daily volume of 5,903,696 and an average daily statistical correlation of over 0.99 to three times that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the inverse daily return of the index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraPro Short S&P500® Fund from June 23, 2009 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (6/23/09)
UltraPro Short S&P500® Fund	-56.81%	-57.92%
S&P 500 Index	25.95%	25.91%

Expense Ratios**

Fund	Gross	Net
UltraPro Short S&P500® Fund	1.01%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-278%
Futures Contracts	-22%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	21.5%
Financials	15.1%
Energy	12.8%
Technology	12.7%
Communications	11.4%
Industrials	11.2%
Consumer, Cyclical	8.5%
Basic Materials	3.4%
Utilities	3.3%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXV

  UltraPro Short MidCap400  SMDD

ProShares UltraPro Short MidCap400 seeks daily investment results, before fees and expenses, that correspond to three times (3x) the inverse (opposite) of the daily performance of the S&P MidCap 400TM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –65.62%1. For the same period the Index had a total return of 32.96%2 and a volatility of 18.22%. For the period, the Fund had an average daily volume of 33,612 and an average daily statistical correlation of over 0.99 to three times that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the inverse daily return of the index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraPro Short MidCap400 Fund from February 9, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/09/10)
UltraPro Short MidCap400 Fund	-65.62%	-66.67%
S&P MidCap 400 Index	32.96%	33.18%

Expense Ratios**

Fund	Gross	Net
UltraPro Short MidCap400 Fund	2.74%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-284%
Futures Contracts	-16%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	19.1%
Industrials	18.9%
Consumer, Non-cyclical	18.5%
Consumer, Cyclical	12.4%
Technology	9.7%
Energy	6.5%
Utilities	5.8%
Basic Materials	4.8%
Communications	4.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXVI :: ProShares Trust :: Management Discussion of Fund Performance

  SRTY  UltraPro Short Russell2000

ProShares UltraPro Short Russell2000 seeks daily investment results, before fees and expenses, that correspond to three times (3x) the inverse (opposite) of the daily performance of the Russell 2000® Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –67.51%1. For the same period the Index had a total return of 29.75%2 and a volatility of 22.53%. For the period, the Fund had an average daily volume of 289,111 and an average daily statistical correlation of over 0.99 to three times that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as three times the inverse daily return of the index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraPro Short Russell2000 Fund from February 9, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/09/10)
UltraPro Short Russell2000 Fund	-67.51%	-70.43%
Russell 2000 Index	29.75%	32.82%

Expense Ratios**

Fund	Gross	Net
UltraPro Short Russell2000 Fund	2.12%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-291%
Futures Contracts	-9%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	20.0%
Financials	19.6%
Industrials	14.4%
Consumer, Cyclical	14.0%
Technology	10.4%
Communications	7.8%
Energy	6.0%
Basic Materials	4.6%
Utilities	3.1%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXVII

  UltraShort Russell1000 Value  SJF

ProShares UltraShort Russell1000 Value seeks daily investment results, before fees and expenses, that correspond to the twice (2x) the inverse (opposite) of the daily performance of the Russell 1000® Value Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –40.85%1. For the same period the Index had a total return of 24.23%2 and a volatility of 16.00%. For the period, the Fund had an average daily volume of 3,999 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Russell 1000® Value Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth value spectrum.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell1000 Value Fund from February 20, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/20/07)
UltraShort Russell1000 Value Fund	-40.85%	-16.48%
Russell 1000 Value Index	24.23%	-2.12%

Expense Ratios**

Fund	Gross	Net
UltraShort Russell1000 Value Fund	1.96%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Value Index – Composition

% of Index
Financials	25.7%
Consumer, Non-cyclical	22.2%
Energy	13.3%
Communications	12.2%
Industrials	10.1%
Utilities	6.8%
Consumer, Cyclical	3.8%
Technology	3.2%
Basic Materials	2.6%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXVIII :: ProShares Trust :: Management Discussion of Fund Performance

  SFK  UltraShort Russell1000 Growth

ProShares UltraShort Russell1000 Growth seeks daily investment results, before fees and expenses, that correspond to the twice (2x) the inverse (opposite) of the daily performance of the Russell 1000® Growth Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –45.02%1. For the same period the Index had a total return of 29.43%2 and a volatility of 15.22%. For the period, the Fund had an average daily volume of 4,794 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Russell 1000® Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell1000 Growth Fund from February 20, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/20/07)
UltraShort Russell1000 Growth Fund	-45.02%	-19.45%
Russell 1000 Growth Index	29.43%	3.22%

Expense Ratios**

Fund	Gross	Net
UltraShort Russell1000 Growth Fund	1.89%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Growth Index – Composition

% of Index
Technology	22.0%
Consumer, Non-cyclical	20.0%
Consumer, Cyclical	13.9%
Industrials	13.2%
Energy	11.5%
Communications	10.1%
Basic Materials	4.6%
Financials	4.6%
Utilities	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXIX

  UltraShort Russell MidCap Value  SJL

ProShares UltraShort Russell MidCap Value seeks daily investment results, before fees and expenses, that correspond to the twice (2x) the inverse (opposite) of the daily performance of the Russell Midcap® Value Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –46.46%1. For the same period the Index had a total return of 29.36%2 and a volatility of 17.83%. For the period, the Fund had an average daily volume of 1,995 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Russell Midcap® Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell MidCap Value Fund from February 20, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/20/07)
UltraShort Russell MidCap Value Fund	-46.46%	-23.60%
Russell Midcap Value Index	29.36%	0.93%

Expense Ratios**

Fund	Gross	Net
UltraShort Russell MidCap Value Fund	3.54%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Value Index – Composition

% of Index
Financials	28.7%
Consumer, Non-cyclical	14.3%
Utilities	11.9%
Industrials	11.9%
Energy	11.9%
Communications	6.8%
Consumer, Cyclical	6.5%
Technology	4.0%
Basic Materials	3.7%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXX :: ProShares Trust :: Management Discussion of Fund Performance

  SDK  UltraShort Russell MidCap Growth

ProShares UltraShort Russell MidCap Growth seeks daily investment results, before fees and expenses, that correspond to the twice (2x) the inverse (opposite) of the daily performance of the Russell Midcap® Growth Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –51.79%1. For the same period the Index had a total return of 36.31%2 and a volatility of 17.80%. For the period, the Fund had an average daily volume of 2,577 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Russell Midcap® Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell MidCap Growth Fund from February 20, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/20/07)
UltraShort Russell MidCap Growth Fund	-51.79%	-26.33%
Russell Midcap Growth Index	36.31%	4.23%

Expense Ratios**

Fund	Gross	Net
UltraShort Russell MidCap Growth Fund	2.48%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Growth Index – Composition

% of Index
Consumer, Non-cyclical	22.3%
Consumer, Cyclical	17.5%
Technology	17.3%
Industrials	15.8%
Communications	8.5%
Energy	6.3%
Financials	6.3%
Basic Materials	5.7%
Utilities	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXI

  UltraShort Russell2000 Value  SJH

ProShares UltraShort Russell2000 Value seeks daily investment results, before fees and expenses, that correspond to the twice (2x) the inverse (opposite) of the daily performance of the Russell 2000® Value Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –44.61%1. For the same period the Index had a total return of 22.91%2 and a volatility of 22.63%. For the period, the Fund had an average daily volume of 6,249 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Russell 2000® Value Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell2000 Value Fund from February 20, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/20/07)
UltraShort Russell2000 Value Fund	-44.61%	-27.95%
Russell 2000 Value Index	22.91%	-0.45%

Expense Ratios**

Fund	Gross	Net
UltraShort Russell2000 Value Fund	1.85%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Value Index – Composition

% of Index
Financials	36.1%
Industrials	13.7%
Consumer, Non-cyclical	12.2%
Consumer, Cyclical	11.0%
Energy	7.0%
Utilities	6.4%
Basic Materials	5.0%
Technology	4.6%
Communications	3.9%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXII :: ProShares Trust :: Management Discussion of Fund Performance

  SKK  UltraShort Russell2000 Growth

ProShares UltraShort Russell2000 Growth seeks daily investment results, before fees and expenses, that correspond to the twice (2x) the inverse (opposite) of the daily performance of the Russell 2000® Growth Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –55.46%1. For the same period the Index had a total return of 36.79%2 and a volatility of 22.68%. For the period, the Fund had an average daily volume of 10,205 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Russell 2000® Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell2000 Growth Fund from February 20, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (2/20/07)
UltraShort Russell2000 Growth Fund	-55.46%	-30.64%
Russell 2000 Growth Index	36.79%	4.35%

Expense Ratios**

Fund	Gross	Net
UltraShort Russell2000 Growth Fund	1.80%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	27.3%
Consumer, Cyclical	16.8%
Technology	15.8%
Industrials	15.1%
Communications	11.4%
Energy	5.1%
Financials	4.3%
Basic Materials	4.1%
Utilities	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXIII

  Short Basic Materials  SBM

ProShares Short Basic Materials seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –33.76%1. For the same period the Index had a total return of 41.42%2 and a volatility of 23.35%. For the period, the Fund had an average daily volume of 4,626 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Basic Materials Fund from March 16, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (3/16/10)
Short Basic Materials Fund	-33.76%	-24.88%
Dow Jones U.S. Basic Materials Index	41.42%	23.74%

Expense Ratios**

Fund	Gross	Net
Short Basic Materials Fund	3.52%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	54.9%
Industrial Metals	23.7%
Mining	18.0%
Forestry and Paper	3.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXIV :: ProShares Trust :: Management Discussion of Fund Performance

  SEF  Short Financials

ProShares Short Financials seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. FinancialsSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –15.05%1. For the same period the Index had a total return of 11.60%2 and a volatility of 20.34%. For the period, the Fund had an average daily volume of 68,937 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Financials Fund from June 10, 2008 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (6/10/08)
Short Financials Fund	-15.05%	-19.16%
Dow Jones U.S. Financials Index	11.60%	-6.95%

Expense Ratios**

Fund	Gross	Net
Short Financials Fund	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	35.7%
General Financial	24.8%
Real Estate Investment Trusts	17.0%
Nonlife Insurance	15.4%
Life Insurance	6.0%
Real Estate Investment & Services	1.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXV

  Short Oil & Gas  DDG

ProShares Short Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & GasSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –35.44%1. For the same period the Index had a total return of 46.59%2 and a volatility of 21.04%. For the period, the Fund had an average daily volume of 6,590 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas Fund from June 10, 2008 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (6/10/08)
Short Oil & Gas Fund	-35.44%	-12.82%
Dow Jones U.S. Oil & Gas Index	46.59%	-1.93%

Expense Ratios**

Fund	Gross	Net
Short Oil & Gas Fund	1.81%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	74.7%
Oil Equipment, Services and Distribution	24.8%
Alternative Energy	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXVI :: ProShares Trust :: Management Discussion of Fund Performance

  REK  Short Real Estate

ProShares Short Real Estate seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Real EstateSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –27.73%1. For the same period the Index had a total return of 30.74%2 and a volatility of 21.03%. For the period, the Fund had an average daily volume of 13,509 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Real Estate Fund from March 16, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (3/16/10)
Short Real Estate Fund	-27.73%	-25.91%
Dow Jones U.S. Real Estate Index	30.74%	25.69%

Expense Ratios**

Fund	Gross	Net
Short Real Estate Fund	3.68%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXVII

  Short KBW Regional Banking  KRS

ProShares Short KBW Regional Banking seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the KBW Regional Banking IndexSM. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –11.61%1. For the same period the Index had a total return of 4.33%2 and a volatility of 25.71%. For the period, the Fund had an average daily volume of 15,126 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. KBW Regional Banking IndexSM is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include leading regional banks or thrifts listed on a U.S. exchange.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short KBW Regional Banking Fund from April 20, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (4/20/10)
Short KBW Regional Banking Fund	-11.61%	-3.08%
KBW Regional Banking Index	4.33%	-5.87%

Expense Ratios**

Fund	Gross	Net
Short KBW Regional Banking Fund	3.40%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

KBW Regional Banking Index – Composition

% of Index
Financials	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXVIII :: ProShares Trust :: Management Discussion of Fund Performance

  SMN  UltraShort Basic Materials

ProShares UltraShort Basic Materials seeks daily investment results, before fees and expenses, that correspond to the twice (2x) the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –58.20%1. For the same period the Index had a total return of 41.42%2 and a volatility of 23.35%. For the period, the Fund had an average daily volume of 1,008,240 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Basic Materials Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
UltraShort Basic Materials Fund	-58.20%	-44.20%
Dow Jones U.S. Basic Materials Index	41.42%	8.75%

Expense Ratios**

Fund	Gross	Net
UltraShort Basic Materials Fund	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	54.9%
Industrial Metals	23.7%
Mining	18.0%
Forestry and Paper	3.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXIX

  UltraShort Nasdaq Biotechnology  BIS

ProShares UltraShort Nasdaq Biotechnology seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the NASDAQ Biotechnology Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –51.74%1. For the same period the Index had a total return of 35.80%2 and a volatility of 17.83%. For the period, the Fund had an average daily volume of 2,072 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The NASDAQ Biotechnology Index® is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.
Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Nasdaq Biotechnology Fund from April 7, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (4/07/10)
UltraShort Nasdaq Biotechnology Fund	-51.74%	-35.92%
NASDAQ Biotechnology Index	35.80%	16.99%

Expense Ratios**

Fund	Gross	Net
UltraShort Nasdaq Biotechnology Fund	3.56%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Consumer, Non-cyclical	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXX :: ProShares Trust :: Management Discussion of Fund Performance

  SZK  UltraShort Consumer Goods

ProShares UltraShort Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the twice (2x) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –44.75%1. For the same period the Index had a total return of 30.86%2 and a volatility of 11.82%. For the period, the Fund had an average daily volume of 7,346 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Dow Jones U.S. Consumer GoodsSM Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Consumer Goods Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
UltraShort Consumer Goods Fund	-44.75%	-18.48%
Dow Jones U.S. Consumer Goods Index	30.86%	6.36%

Expense Ratios**

Fund	Gross	Net
UltraShort Consumer Goods Fund	1.49%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food Producers	20.2%
Beverages	20.0%
Household Goods	18.8%
Tobacco	14.6%
Personal Goods	12.7%
Automobile and Parts	10.7%
Leisure Goods	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXXI

  UltraShort Consumer Services  SCC

ProShares UltraShort Consumer Services seeks daily investment results, before fees and expenses, that correspond to the twice (2x) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –42.80%1. For the same period the Index had a total return of 26.05%2 and a volatility of 15.74%. For the period, the Fund had an average daily volume of 32,310 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Dow Jones U.S. Consumer ServicesSM Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Consumer Services Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
UltraShort Consumer Services Fund	-42.80%	-20.44%
Dow Jones U.S. Consumer Services Index	26.05%	2.91%

Expense Ratios**

Fund	Gross	Net
UltraShort Consumer Services Fund	1.15%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	40.3%
Media	27.4%
Travel and Leisure	20.5%
Food and Drug Retailers	11.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXII :: ProShares Trust :: Management Discussion of Fund Performance

  SKF  UltraShort Financials

ProShares UltraShort Financials seeks daily investment results, before fees and expenses, that correspond to the twice (2x) the inverse (opposite) of the daily performance of the Dow Jones U.S. FinancialsSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –30.29%1. For the same period the Index had a total return of 11.60%2 and a volatility of 20.34%. For the period, the Fund had an average daily volume of 1,745,598 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Financials Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
UltraShort Financials Fund	-30.29%	-29.79%
Dow Jones U.S. Financials Index	11.60%	-13.09%

Expense Ratios**

Fund	Gross	Net
UltraShort Financials Fund	0.96%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	35.7%
General Financial	24.8%
Real Estate Investment Trusts	17.0%
Nonlife Insurance	15.4%
Life Insurance	6.0%
Real Estate Investment & Services	1.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXXIII

  UltraShort Health Care  RXD

ProShares UltraShort Health Care seeks daily investment results, before fees and expenses, that correspond to the twice (2x) the inverse (opposite) of the daily performance of the Dow Jones U.S. Health CareSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –43.21%1. For the same period the Index had a total return of 28.72%2 and a volatility of 12.88%. For the period, the Fund had an average daily volume of 3,765 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Dow Jones U.S. Health CareSM Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Health Care Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
UltraShort Health Care Fund	-43.21%	-15.62%
Dow Jones U.S. Health Care Index	28.72%	4.28%

Expense Ratios**

Fund	Gross	Net
UltraShort Health Care Fund	2.52%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	60.8%
Health Care Equipment and Services	39.2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXIV :: ProShares Trust :: Management Discussion of Fund Performance

  SIJ  UltraShort Industrials

ProShares UltraShort Industrials seeks daily investment results, before fees and expenses, that correspond to the twice (2x) the inverse (opposite) of the daily performance of the Dow Jones U.S. IndustrialsSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –48.75%1. For the same period the Index had a total return of 31.37%2 and a volatility of 18.82%. For the period, the Fund had an average daily volume of 6,321 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Dow Jones U.S. IndustrialsSM Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Industrials Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
UltraShort Industrials Fund	-48.75%	-25.37%
Dow Jones U.S. Industrials Index	31.37%	3.95%

Expense Ratios**

Fund	Gross	Net
UltraShort Industrials Fund	1.42%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	22.8%
Industrial Engineering	17.3%
Aerospace and Defense	15.8%
Industrial Transportation	13.5%
Support Services	13.4%
Electronic & Electrical Equipment	11.7%
Construction and Materials	5.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXXV

  UltraShort Oil & Gas  DUG

ProShares UltraShort Oil & Gas seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & GasSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –59.99%1. For the same period the Index had a total return of 46.59%2 and a volatility of 21.04%. For the period, the Fund had an average daily volume of 958,081 and an average daily statistical correlation of over 0.99 to twice the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Oil & Gas Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
UltraShort Oil & Gas Fund	-59.99%	-40.78%
Dow Jones U.S. Oil & Gas Index	46.59%	8.12%

Expense Ratios**

Fund	Gross	Net
UltraShort Oil & Gas Fund	1.00%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	74.7%
Oil Equipment, Services and Distribution	24.8%
Alternative Energy	0.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXVI :: ProShares Trust :: Management Discussion of Fund Performance

  SRS  UltraShort Real Estate

ProShares UltraShort Real Estate seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the Dow Jones U.S. Real EstateSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –50.29%1. For the same period the Index had a total return of 30.74%2 and a volatility of 21.03%. For the period, the Fund had an average daily volume of 2,943,195 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Real Estate Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
UltraShort Real Estate Fund	-50.29%	-51.64%
Dow Jones U.S. Real Estate Index	30.74%	-3.47%

Expense Ratios**

Fund	Gross	Net
UltraShort Real Estate Fund	0.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXXVII

  UltraShort Semiconductors  SSG

ProShares UltraShort Semiconductors seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of Dow Jones U.S. SemiconductorsSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –44.39%1. For the same period the Index had a total return of 23.42%2 and a volatility of 22.49%. For the period, the Fund had an average daily volume of 47,144 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Dow Jones U.S. SemiconductorsSM Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Semiconductors Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
UltraShort Semiconductors Fund	-44.39%	-30.82%
Dow Jones U.S. Semiconductors Index	23.42%	3.07%

Expense Ratios**

Fund	Gross	Net
UltraShort Semiconductors Fund	1.31%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

LXXXVIII :: ProShares Trust :: Management Discussion of Fund Performance

  REW  UltraShort Technology

ProShares UltraShort Technology seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the Dow Jones U.S. TechnologySM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –39.68%1. For the same period the Index had a total return of 22.32%2 and a volatility of 17.31%. For the period, the Fund had an average daily volume of 25,717 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Dow Jones U.S. TechnologySM Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Technology Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
UltraShort Technology Fund	-39.68%	-25.85%
Dow Jones U.S. Technology Index	22.32%	5.52%

Expense Ratios**

Fund	Gross	Net
UltraShort Technology Fund	1.37%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	56.7%
Software and Computer Services	43.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: LXXXIX

  UltraShort Telecommunications  TLL

ProShares UltraShort Telecommunications seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –50.02%1. For the same period the Index had a total return of 36.02%2 and a volatility of 15.05%. For the period, the Fund had an average daily volume of 1,307 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Dow Jones U.S. Select TelecommunicationsSM Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Telecommunications Fund from March 25, 2008 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (3/25/08)
UltraShort Telecommunications Fund	-50.02%	-35.08%
Dow Jones U.S. Select Telecommunications Index	36.02%	7.10%

Expense Ratios**

Fund	Gross	Net
UltraShort Telecommunications Fund	7.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Select Telecommunications Index – Composition

% of Index
Fixed Line Telecommunications	83.4%
Mobile Telecommunications	16.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XC :: ProShares Trust :: Management Discussion of Fund Performance

  SDP  UltraShort Utilities

ProShares UltraShort Utilities seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the Dow Jones U.S. UtilitiesSM Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –39.48%1. For the same period the Index had a total return of 24.78%2 and a volatility of 10.54%. For the period, the Fund had an average daily volume of 9,276 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Dow Jones U.S. UtilitiesSM Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Utilities Fund from January 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (1/30/07)
UltraShort Utilities Fund	-39.48%	-16.87%
Dow Jones U.S. Utilities Index	24.78%	2.20%

Expense Ratios**

Fund	Gross	Net
UltraShort Utilities Fund	2.23%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	72.1%
Gas, Water & Multi Utilities	27.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XCI

  Short MSCI EAFE  EFZ

ProShares Short MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the MSCI EAFE Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –28.32%1. For the same period the Index had a total return of 30.98%2 and a volatility of 16.59%. For the period, the Fund had an average daily volume of 82,347 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. The MSCI EAFE Index® (Europe, Australasia, and Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short MSCI EAFE Fund from October 23, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (10/23/07)
Short MSCI EAFE Fund	-28.32%	-6.45%
MSCI EAFE Index	30.98%	-4.27%

Expense Ratios**

Fund	Gross	Net
Short MSCI EAFE Fund	1.15%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-101%
Futures Contracts	—
Total Exposure	-101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	21.7%
Japan	19.7%
Other	12.9%
France	10.2%
Germany	8.7%
Australia	8.6%
Switzerland	8.5%
Spain	3.5%
Sweden	3.3%
Italy	2.9%

MSCI EAFE Index – Composition

% of Index
Financials	23.7%
Industrials	12.8%
Materials	11.1%
Consumer Discretionary	10.4%
Consumer Staples	10.3%
Health Care	8.7%
Energy	8.2%
Telecommunication Services	5.5%
Information Technology	4.7%
Utilities	4.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCII :: ProShares Trust :: Management Discussion of Fund Performance

  EUM  Short MSCI Emerging Markets

ProShares Short MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the MSCI Emerging Markets Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –27.21%1. For the same period the Index had a total return of 30.53%2 and a volatility of 14.58%. For the period, the Fund had an average daily volume of 120,156 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. The MSCI Emerging Markets Index® includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short MSCI Emerging Markets Fund from October 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11***

Fund	One Year	Since Inception (10/30/07)
Short MSCI Emerging Markets Fund	-27.21%	-19.18%
MSCI Emerging Markets Index	30.53%	-1.13%

Expense Ratios**

Fund	Gross	Net
Short MSCI Emerging Markets Fund	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

***The beginning values used in computing Fund and index performance returns for the one year period ended May 31, 2011, are as of close of business on May 28, 2010, the last U.S. trading day of the previous fiscal year.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	17.7%
Brazil	15.4%
Korea	14.8%
Other	12.2%
Taiwan	11.6%
South Africa	7.4%
India	7.0%
Russia	6.7%
Mexico	4.3%
Malaysia	2.9%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	24.6%
Energy	14.8%
Materials	14.7%
Information Technology	12.9%
Consumer Discretionary	7.5%
Telecommunication Services	7.3%
Industrials	7.2%
Consumer Staples	6.6%
Utilities	3.5%
Health Care	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XCIII

  Short FTSE China 25  YXI

ProShares Short FTSE China 25 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the FTSE China 25 Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –21.50%1. For the same period the Index had a total return of 17.48%2 and a volatility of 18.61%. For the period, the Fund had an average daily volume of 5,689 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. The FTSE China 25 Index® is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short FTSE China 25 Fund from March 16, 2010 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (3/16/10)
Short FTSE China 25 Fund	-21.50%	-17.41%
FTSE China 25 Index	17.48%	12.33%

Expense Ratios**

Fund	Gross	Net
Short FTSE China 25 Fund	3.41%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-101%
Futures Contracts	—
Total Exposure	-101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	50.7%
Energy	25.4%
Communications	17.6%
Basic Materials	2.8%
Industrials	2.0%
Consumer, Cyclical	1.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCIV :: ProShares Trust :: Management Discussion of Fund Performance

  EFU  UltraShort MSCI EAFE

ProShares UltraShort MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the MSCI EAFE Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –50.62%1. For the same period the Index had a total return of 30.98%2 and a volatility of 16.59%. For the period, the Fund had an average daily volume of 33,436 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The MSCI EAFE Index® (Europe, Australasia, and Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI EAFE Fund from October 23, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (10/23/07)
UltraShort MSCI EAFE Fund	-50.62%	-22.40%
MSCI EAFE Index	30.98%	-4.27%

Expense Ratios**

Fund	Gross	Net
UltraShort MSCI EAFE Fund	1.29%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	21.7%
Japan	19.7%
Other	12.9%
France	10.2%
Germany	8.7%
Australia	8.6%
Switzerland	8.5%
Spain	3.5%
Sweden	3.3%
Italy	2.9%

MSCI EAFE Index – Composition

% of Index
Financials	23.7%
Industrials	12.8%
Materials	11.1%
Consumer Discretionary	10.4%
Consumer Staples	10.3%
Health Care	8.7%
Energy	8.2%
Telecommunication Services	5.5%
Information Technology	4.7%
Utilities	4.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XCV

  UltraShort MSCI Emerging Markets  EEV

ProShares UltraShort MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the MSCI Emerging Markets Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –49.01%1. For the same period the Index had a total return of 30.53%2 and a volatility of 14.58%. For the period, the Fund had an average daily volume of 663,420 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The MSCI Emerging Markets Index® includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI Emerging Markets Fund from October 30, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11***

Fund	One Year	Since Inception (10/30/07)
UltraShort MSCI Emerging Markets Fund	-49.01%	-49.48%
MSCI Emerging Markets Index	30.53%	-1.13%

Expense Ratios**

Fund	Gross	Net
UltraShort MSCI Emerging Markets Fund	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

***The beginning values used in computing Fund and index performance returns for the one year period ended May 31, 2011, are as of close of business on May 28, 2010, the last U.S. trading day of the previous fiscal year.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	17.7%
Brazil	15.4%
Korea	14.8%
Other	12.2%
Taiwan	11.6%
South Africa	7.4%
India	7.0%
Russia	6.7%
Mexico	4.3%
Malaysia	2.9%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	24.6%
Energy	14.8%
Materials	14.7%
Information Technology	12.9%
Consumer Discretionary	7.5%
Telecommunication Services	7.3%
Industrials	7.2%
Consumer Staples	6.6%
Utilities	3.5%
Health Care	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCVI :: ProShares Trust :: Management Discussion of Fund Performance

  EPV  UltraShort MSCI Europe

ProShares UltraShort MSCI Europe seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the MSCI Europe Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –60.24%1. For the same period the Index had a total return of 38.37%2 and a volatility of 20.15%. For the period, the Fund had an average daily volume of 68,563 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The MSCI Europe Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI Europe Fund from June 16, 2009 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (6/16/09)
UltraShort MSCI Europe Fund	-60.24%	-49.20%
MSCI Europe Index	38.37%	22.07%

Expense Ratios**

Fund	Gross	Net
UltraShort MSCI Europe Fund	1.29%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Europe Index – Country

% of Index
United Kingdom	32.8%
France	15.4%
Germany	13.2%
Switzerland	12.8%
Other	5.9%
Spain	5.3%
Sweden	4.9%
Italy	4.3%
Netherlands	3.8%
Denmark	1.6%

MSCI Europe Index – Composition

% of Index
Financials	21.3%
Consumer Staples	12.5%
Industrials	11.4%
Energy	10.9%
Materials	10.4%
Health Care	10.2%
Consumer Discretionary	8.7%
Telecommunication Services	6.3%
Utilities	5.3%
Information Technology	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XCVII

  UltraShort MSCI Pacific ex-Japan  JPX

ProShares UltraShort MSCI Pacific ex-Japan seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the MSCI Pacific ex-Japan Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –55.10%1. For the same period the Index had a total return of 36.11%2 and a volatility of 17.96%. For the period, the Fund had an average daily volume of 1,648 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The MSCI Pacific ex-Japan Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI Pacific ex-Japan Fund from June 16, 2009 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11***

Fund	One Year	Since Inception (6/16/09)
UltraShort MSCI Pacific ex-Japan Fund	-55.10%	-52.18%
MSCI Pacific ex-Japan Index	36.11%	29.56%

Expense Ratios**

Fund	Gross	Net
UltraShort MSCI Pacific ex-Japan Fund	3.01%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

***The beginning values used in computing Fund and index performance returns for the one year period ended May 31, 2011, are as of close of business on May 28, 2010, the last U.S. trading day of the previous fiscal year.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	64.9%
Hong Kong	21.1%
Singapore	13.1%
New Zealand	0.9%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	46.4%
Materials	18.9%
Industrials	8.9%
Consumer Staples	7.3%
Consumer Discretionary	5.1%
Energy	4.8%
Utilities	3.2%
Telecommunication Services	2.7%
Health Care	2.1%
Information Technology	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

XCVIII :: ProShares Trust :: Management Discussion of Fund Performance

  BZQ  UltraShort MSCI Brazil

ProShares UltraShort MSCI Brazil seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the MSCI Brazil Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –45.37%1. For the same period the Index had a total return of 22.59%2 and a volatility of 21.80%. For the period, the Fund had an average daily volume of 114,652 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The MSCI Brazil Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI Brazil Fund from June 16, 2009 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11***

Fund	One Year	Since Inception (6/16/09)
UltraShort MSCI Brazil Fund	-45.37%	-50.80%
MSCI Brazil Index	22.59%	23.10%

Expense Ratios**

Fund	Gross	Net
UltraShort MSCI Brazil Fund	1.51%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

***The beginning values used in computing Fund and index performance returns for the one year period ended May 31, 2011, are as of close of business on May 28, 2010, the last U.S. trading day of the previous fiscal year.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil Index – Composition

% of Index
Financials	24.5%
Materials	23.8%
Energy	22.1%
Consumer Staples	9.1%
Utilities	5.7%
Consumer Discretionary	5.1%
Industrials	3.4%
Telecommunication Services	3.1%
Information Technology	2.2%
Healthcare	1.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: XCIX

  UltraShort FTSE China 25  FXP

ProShares UltraShort FTSE China 25 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the FTSE China 25 Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –40.04%1. For the same period the Index had a total return of 17.48%2 and a volatility of 18.61%. For the period, the Fund had an average daily volume of 634,212 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The FTSE China 25 Index® is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort FTSE China 25 Fund from November 6, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (11/06/07)
UltraShort FTSE China 25 Fund	-40.04%	-51.95%
FTSE China 25 Index	17.48%	-7.19%

Expense Ratios**

Fund	Gross	Net
UltraShort FTSE China 25 Fund	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	50.7%
Energy	25.4%
Communications	17.6%
Basic Materials	2.8%
Industrials	2.0%
Consumer, Cyclical	1.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

C :: ProShares Trust :: Management Discussion of Fund Performance

  EWV  UltraShort MSCI Japan

ProShares UltraShort MSCI Japan seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the MSCI Japan Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –27.10%1. For the same period the Index had a total return of 9.25%2 and a volatility of 21.82%. For the period, the Fund had an average daily volume of 61,101 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The MSCI Japan Index® includes 85% of free float-adjusted market capitalization in each industry group in Japan.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI Japan Fund from November 6, 2007 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (11/06/07)
UltraShort MSCI Japan Fund	-27.10%	-13.35%
MSCI Japan Index	9.25%	-6.44%

Expense Ratios**

Fund	Gross	Net
UltraShort MSCI Japan Fund	1.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	20.8%
Consumer Discretionary	20.0%
Financials	16.9%
Information Technology	13.3%
Materials	7.9%
Health Care	6.1%
Consumer Staples	5.4%
Telecommunication Services	4.5%
Utilities	3.3%
Energy	1.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CI

  UltraShort MSCI Mexico Investable Market  SMK

ProShares UltraShort MSCI Mexico Investable Market seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the MSCI Mexico Investable Market Index®. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –48.37%1. For the same period the Index had a total return of 26.79%2 and a volatility of 17.07%. For the period, the Fund had an average daily volume of 1,961 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The MSCI Mexico Investable Market Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI Mexico Investable Market Fund from June 16, 2009 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11***

Fund	One Year	Since Inception (6/16/09)
UltraShort MSCI Mexico Investable Market Fund	-48.37%	-55.46%
MSCI Mexico Investable Market Index	26.79%	32.71%

Expense Ratios**

Fund	Gross	Net
UltraShort MSCI Mexico Investable Market Fund	1.98%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

***The beginning values used in computing Fund and index performance returns for the one year period ended May 31, 2011, are as of close of business on May 28, 2010, the last U.S. trading day of the previous fiscal year.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico Investable Market Index – Composition

% of Index
Telecommunication Services	30.9%
Consumer Staples	26.1%
Materials	17.9%
Consumer Discretionary	10.2%
Financials	8.1%
Industrials	6.4%
Health Care	0.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CII :: ProShares Trust :: Management Discussion of Fund Performance

  TBX  Short 7-10 Year Treasury

ProShares Short 7-10 Year Treasury seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Barclays Capital U.S. 7-10 Year Treasury Bond Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. From inception on April 4, 2011 to May 31, 2011, the Fund had a total return of –4.09%1. For the same period the Index had a total return of 4.00%2 with a volatility of 7.50% for the year ended May 31, 2011. For the period, the Fund had an average daily volume of 4,645 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. The Barclays Capital U.S. 7-10 Year Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC, are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes ("TINs"), U.S. Treasury inflation-protected securities ("TIPs"), state and local government bonds ("SLGs"), and coupon issues that have been stripped from assets already included.

During the period, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

As the Short 7-10 Year Treasury Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Short 7-10 Year Treasury Fund	1.19%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated April 4, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-96%
Futures Contracts	-5%
Total Exposure	-101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 7-10 Year Treasury Bond
Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CIII

  Short 20+ Year Treasury  TBF

ProShares Short 20+ Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments that correspond to the inverse (opposite) of the daily performance of the Barclays Capital U.S. 20+ Year Treasury Bond Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –8.32%1. For the same period the Index had a total return of 4.56%2 and a volatility of 15.53%. For the period, the Fund had an average daily volume of 356,044 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. The Barclays Capital U.S. 20+ Year Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short 20+ Year Treasury Fund from August 18, 2009 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (8/18/09)
Short 20+ Year Treasury Fund	-8.32%	-9.70%
Barclays Capital U.S. 20+ Year Treasury Bond Index	4.56%	4.84%

Expense Ratios**

Fund	Gross	Net
Short 20+ Year Treasury Fund	1.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-98%
Futures Contracts	-2%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 20+ Year Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CIV :: ProShares Trust :: Management Discussion of Fund Performance

  SJB  Short High Yield

ProShares Short High Yield seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Markit iBoxx® $ Liquid High Yield Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. From inception on March 21, 2011 to May 31, 2011, the Fund had a total return of –2.55%1. For the same period the Index had a total return of 2.09%2 with a volatility of 2.92% for the year ended May 31, 2011. For the period, the Fund had an average daily volume of 20,445 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. The Markit iBoxx® $ Liquid High Yield Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan; are rated sub-investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

During the period, the Fund invested in swap agreements as a substitute for shorting securities in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

As the Short High Yield Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Short High Yield Fund	1.30%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated March 15, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx® $ Liquid High Yield Index – Composition

% of Index
High Yield	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index may be computed using outdated (stale) prices of some bonds, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CV

  Short Investment Grade Corporate  IGS

ProShares Short Investment Grade Corporate seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Markit iBoxx® $ Investment Grade Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. From inception on March 28, 2011 to May 31, 2011, the Fund had a total return of –3.63%1. For the same period the Index had a total return of 3.48%2 with a volatility of 4.33% for the year ended May 31, 2011. For the period, the Fund had an average daily volume of 11,307 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. The Markit iBoxx® $ Investment Grade Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan; are rated investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $3 billion par outstanding; have at least $750 million of outstanding face value; and have at least three years remaining to maturity. There is no limit to the number of issues in the Index.

During the period, the Fund invested in swap agreements as a substitute for shorting securities in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

As the Short Investment Grade Corporate Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
Short Investment Grade Corporate Fund	1.30%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated March 15, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-101%
Futures Contracts	—
Total Exposure	-101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx® $ Investment Grade Index – Composition

% of Index
Investment Grade	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. Because the value of the index may be computed using outdated (stale) prices of some bonds, correlation to the index will be measured by comparing the daily total return of the net asset value per share of the fund to the daily total return of one or more U.S. exchange traded securities or instruments that reflect the values of securities underlying the index as of the close of the U.S. equity market.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CVI :: ProShares Trust :: Management Discussion of Fund Performance

  TBZ  UltraShort 3-7 Year Treasury

ProShares UltraShort 3-7 Year Treasury seeks daily investment results, before fees and expenses, that correspond to twice (2x) the inverse (opposite) of the daily performance of the Barclays Capital U.S. 3-7 Year Treasury Bond Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. From inception on April 4, 2011 to May 31, 2011, the Fund had a total return of –5.83%1. For the same period the Index had a total return of 2.93%2 with a volatility of 4.39% for the year ended May 31, 2011. For the period, the Fund had an average daily volume of 4,823 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Barclays Capital U.S. 3-7 Year Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of more than three years and less than seven years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included.

During the period, the Fund invested in swap agreements as a substitute for shorting securities in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

As the UltraShort 3-7 Year Treasury Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
UltraShort 3-7 Year Treasury Fund	1.19%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated March 15, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 3-7 Year Treasury
Bond Index – Composition

% of Index
3-7 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CVII

  UltraShort 7-10 Year Treasury  PST

ProShares UltraShort 7-10 Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and derivatives, that correspond to twice (2x) the inverse (opposite) of the daily performance of the Barclays Capital U.S. 7-10 Year Treasury Bond Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –17.13%1. For the same period the Index had a total return of 7.20%2 and a volatility of 7.50%. For the period, the Fund had an average daily volume of 180,424 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Barclays Capital U.S. 7-10 Year Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation-protected securities (TIPs), state and local government bonds (SLGs), and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort 7-10 Year Treasury Fund from April 29, 2008 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (4/29/08)
UltraShort 7-10 Year Treasury Fund	-17.13%	-17.39%
Barclays Capital U.S. 7-10 Year Treasury Bond Index	7.20%	6.68%

Expense Ratios**

Fund	Gross	Net
UltraShort 7-10 Year Treasury Fund	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-193%
Futures Contracts	-9%
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 7-10 Year Treasury
Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CVIII :: ProShares Trust :: Management Discussion of Fund Performance

  TBT  UltraShort 20+ Year Treasury

ProShares UltraShort 20+ Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and derivatives, that correspond to twice (2x) the inverse (opposite) of the daily performance of the Barclays Capital U.S. 20+ Year Treasury Bond Index. The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. For the year ended May 31, 2011, the Fund had a total return of –17.44%1. For the same period the Index had a total return of 4.56%2 and a volatility of 15.53%. For the period, the Fund had an average daily volume of 11,919,706 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Barclays Capital U.S. 20+ Year Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included.

During the year ended May 31, 2011, the Fund invested in swap agreements and futures contracts as a substitute for shorting securities in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort 20+ Year Treasury Fund from April 29, 2008 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (4/29/08)
UltraShort 20+ Year Treasury Fund	-17.44%	-21.44%
Barclays Capital U.S. 20+ Year Treasury Bond Index	4.56%	5.85%

Expense Ratios**

Fund	Gross	Net
UltraShort 20+ Year Treasury Fund	0.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-199%
Futures Contracts	-3%
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 20+ Year Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CIX

  UltraShort TIPS  TPS

ProShares UltraShort TIPS seeks daily investment results, before fees and expenses and interest income earned on cash and derivatives, that correspond to twice (2x) the inverse (opposite) of the daily performance of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L). The fund seeks investment results for a single day only, as measured from one NAV calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the fund multiple times the return of the Index. From inception on February 9, 2011 to May 31, 2011, the Fund had a total return of –12.08%1. For the same period the Index had a total return of 6.43%2 with a volatility of 5.91% for the year ended May 31, 2011. For the period, the Fund had an average daily volume of 6,573 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the inverse daily return of the index. The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) includes all publicly issued, TIPS that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria and the securities of the Index are updated on the last calendar day of each month. TIPS are the inflation indexed bonds issued by the U.S. Treasury. The principal is adjusted by a designated inflation index, such as the consumer index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal, thus protecting the holder against inflation.

For the period, the Fund invested in swap agreements as a substitute for shorting securities in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

As the UltraShort TIPS Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
UltraShort TIPS Fund	1.18%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated January 28, 2011. Contractual fee waivers are in effect through September 30, 2012.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) – Composition

% of Index
TIPS (Series L)	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CX :: ProShares Trust :: Management Discussion of Fund Performance

  CSM  Credit Suisse 130/30

ProShares Credit Suisse 130/30 seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index. For the year ended May 31, 2011, the Fund had a total return of 25.73%1. For the same period the Index had a total return of 27.17%2 and a volatility of 15.45%. For the period, the Fund had an average daily volume of 18,803 and an average daily statistical correlation of over 0.99 to the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the index. The Credit Suisse 130/30 Large Cap Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of certain of the 500 largest U.S. companies based on market capitalization (the "Universe") by applying a rules-based ranking and weighting methodology. The design intends to provide an indexed representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date. The Index will have risk characteristics similar to the Universe and will generally rise and fall with the Universe, with the goal, but not guarantee, of incremental risk-adjusted outperformance as compared to the Universe.

During the year ended May 31, 2011, the Fund invested in swap agreements as a substitute for investing directly in stocks to gain magnified exposure and for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Credit Suisse 130/30 Fund from July 13, 2009 to May 31, 2011, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/11

Fund	One Year	Since Inception (7/13/09)
Credit Suisse 130/30 Fund	25.73%	27.19%
Credit Suisse 130/30 Large Cap Index	27.17%	28.63%

Expense Ratios**

Fund	Gross	Net
Credit Suisse 130/30 Fund	1.60%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through September 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements Long	32%
Swap Agreements Short	-30%
Futures Contracts	—
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.9%
Apple, Inc.	2.3%
Chevron Corp.	1.6%
Microsoft Corp.	1.5%
AT&T, Inc.	1.4%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Consumer, Non-cyclical	19.8%
Technology	14.2%
Financials	13.4%
Energy	13.1%
Industrials	10.6%
Communications	9.5%
Consumer, Cyclical	9.5%
Utilities	4.9%
Basic Materials	4.7%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProShares Trust :: CXI

  RAFI® Long/Short  RALS

ProShares RAFI® Long/Short seeks investment results, before fees and expenses, that track the performance of the RAFI® U.S. Equity Long/Short Index. From inception on December 2, 2010 to May 31, 2011, the Fund had a total return of 3.72%1. For the same period the Index had a total return of 4.17%2 with a volatility of 5.33% for the year ended May 31, 2011. For the period, the Fund had an average daily volume of 6,993 and an average daily statistical correlation of over 0.99 to the daily performance of the index.3

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the index. The Index seeks to utilize the Research Affiliates Fundamental Index (RAFI®) weighting methodology to identify opportunities which are implemented through both long and short securities positions. The Index compares RAFI® constituent weightings to market capitalization (CAP) weights for a selection of U.S. domiciled publicly traded companies listed on major exchanges. The Index takes long positions in securities with larger RAFI® weights relative to their CAP weights. Short positions are taken in securities with smaller RAFI® weights relative to their CAP weights. The Index is rebalanced monthly such that it has equal dollar investments in both long and short positions and is reconstituted annually at which time new long and short positions are selected and weighted. Sector neutrality is also achieved during the annual reconstitution. The Index at any time may have significant positive or negative correlations with long-only market capitalization weighted indexes.

For the period, the Fund invested in swap agreements as a substitute for investing directly in stocks to gain magnified exposure and for shorting stocks in order to gain inverse exposure to the index. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be large, well capitalized and well established financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Funds have sought to mitigate this risk by generally requiring counterparties for each Fund to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed the Fund.

As the RAFI® Long/Short Fund does not have more than six months of operating results, a line graph of a $10,000 investment or total return table are not presented.

Expense Ratios**

Fund	Gross	Net
RAFI® Long/Short Fund	1.22%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2010. Contractual fee waivers are in effect through November 30, 2011.

Allocation of Portfolio Holdings & Index Composition as of 5/31/11

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements Long	15%
Swap Agreements Short	-102%
Futures Contracts	—
Total Exposure	-1%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	1.8%
Bank of America Corp.	1.7%
ConocoPhillips	1.5%
Chevron Corp.	1.5%
Verizon Communications, Inc.	1.3%

RAFI U.S. Equity Index – Composition

% of Index
Financials	20.5%
Information Technology	13.6%
Consumer Discretionary	12.2%
Energy	11.2%
Industrials	10.9%
Health Care	10.1%
Consumer Staples	7.9%
Utilities	5.9%
Materials	5.1%
Telecommunication Services	2.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

CXII :: ProShares Trust :: Management Discussion of Fund Performance

Expense Examples

Expense Examples (Unaudited) :: ProShares Trust :: CXIII

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, May 31, 2011.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, May 31, 2011.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 05/31/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra QQQ®
Actual	$1,000.00	$1,244.40	$5.32	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Dow30SM
Actual	$1,000.00	$1,320.00	$5.49	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,305.70	$5.23	0.91%
Hypothetical	$1,000.00	$1,020.39	$4.58	0.91%
Ultra Russell3000
Actual	$1,000.00	$1,318.40	$5.49	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,370.80	$5.62	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra SmallCap600
Actual	$1,000.00	$1,363.00	$5.60	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000
Actual	$1,000.00	$1,351.80	$5.57	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro QQQ®
Actual	$1,000.00	$1,370.90	$5.62	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

CXIV :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Dow30SM
Actual	$1,000.00	$1,505.60	$5.93	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro S&P500®
Actual	$1,000.00	$1,478.30	$5.87	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro MidCap400
Actual	$1,000.00	$1,584.00	$6.12	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Russell2000
Actual	$1,000.00	$1,542.20	$6.02	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell1000 Value
Actual	$1,000.00	$1,341.90	$5.55	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell1000 Growth
Actual	$1,000.00	$1,289.60	$5.42	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell MidCap Value
Actual	$1,000.00	$1,364.10	$5.60	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell MidCap Growth
Actual	$1,000.00	$1,376.00	$5.63	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000 Value
Actual	$1,000.00	$1,302.50	$5.45	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000 Growth
Actual	$1,000.00	$1,396.00	$5.67	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Basic Materials
Actual	$1,000.00	$1,300.00	$5.45	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$1,541.50	$6.02	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,323.80	$5.50	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,267.40	$5.37	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: CXV

	Beginning Account Value	Ending Account Value 05/31/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Financials
Actual	$1,000.00	$1,223.10	$5.27	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Health Care
Actual	$1,000.00	$1,446.60	$5.79	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Industrials
Actual	$1,000.00	$1,372.00	$5.62	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$1,484.60	$5.88	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Real Estate
Actual	$1,000.00	$1,384.40	$5.65	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra KBW Regional Banking
Actual	$1,000.00	$1,303.30	$5.46	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Semiconductors
Actual	$1,000.00	$1,226.60	$5.27	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Technology
Actual	$1,000.00	$1,201.60	$5.21	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Telecommunications
Actual	$1,000.00	$1,406.10	$5.70	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Utilities
Actual	$1,000.00	$1,263.00	$5.36	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$1,300.30	$5.45	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$1,160.80	$5.12	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Europe
Actual	$1,000.00	$1,443.60	$5.79	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Pacific ex-Japan
Actual	$1,000.00	$1,238.80	$5.30	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

CXVI :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra MSCI Brazil
Actual	$1,000.00	$1,049.50	$4.85	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra FTSE China 25
Actual	$1,000.00	$1,093.30	$4.96	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$982.30	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MSCI Mexico Investable Market
Actual	$1,000.00	$1,104.60	$4.98	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$1,000.00	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$993.50	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra High Yield (a)
Actual	$1,000.00	$1,017.50	$1.26	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Investment Grade Corporate (a)
Actual	$1,000.00	$1,058.90	$1.29	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short QQQ®
Actual	$1,000.00	$876.20	$4.44	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Dow30SM
Actual	$1,000.00	$856.00	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short S&P500®
Actual	$1,000.00	$860.50	$4.13	0.89%
Hypothetical	$1,000.00	$1,020.49	$4.48	0.89%
Short MidCap400
Actual	$1,000.00	$835.00	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short SmallCap600
Actual	$1,000.00	$831.70	$4.34	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Russell2000
Actual	$1,000.00	$832.70	$4.34	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Expense Examples (Unaudited) :: ProShares Trust :: CXVII

	Beginning Account Value	Ending Account Value 05/31/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort QQQ®
Actual	$1,000.00	$763.80	$4.18	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$731.10	$4.10	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort S&P500®
Actual	$1,000.00	$738.20	$3.81	0.88%
Hypothetical	$1,000.00	$1,020.54	$4.43	0.88%
UltraShort Russell3000
Actual	$1,000.00	$727.80	$4.09	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MidCap400
Actual	$1,000.00	$693.30	$4.01	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$684.40	$3.99	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000
Actual	$1,000.00	$684.90	$3.99	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short QQQ®
Actual	$1,000.00	$659.80	$3.93	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short Dow30SM
Actual	$1,000.00	$622.10	$3.84	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$629.10	$3.86	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short MidCap400
Actual	$1,000.00	$569.30	$3.72	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$557.00	$3.69	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell1000 Value
Actual	$1,000.00	$715.20	$4.06	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell1000 Growth
Actual	$1,000.00	$744.60	$4.13	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

CXVIII :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Russell MidCap Value
Actual	$1,000.00	$698.50	$4.02	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell MidCap Growth
Actual	$1,000.00	$689.70	$4.00	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000 Value
Actual	$1,000.00	$715.20	$4.06	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000 Growth
Actual	$1,000.00	$660.00	$3.93	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Basic Materials
Actual	$1,000.00	$845.40	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Financials
Actual	$1,000.00	$880.60	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Oil & Gas
Actual	$1,000.00	$792.00	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Real Estate
Actual	$1,000.00	$830.20	$4.33	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short KBW Regional Banking
Actual	$1,000.00	$840.70	$4.36	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$705.10	$4.04	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$613.20	$3.82	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$733.00	$4.10	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$755.40	$4.16	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Financials
Actual	$1,000.00	$769.20	$4.19	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: CXIX

	Beginning Account Value	Ending Account Value 05/31/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Health Care
Actual	$1,000.00	$667.40	$3.95	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Industrials
Actual	$1,000.00	$686.70	$3.99	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$618.20	$3.83	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Real Estate
Actual	$1,000.00	$679.10	$3.98	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$744.50	$4.13	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Technology
Actual	$1,000.00	$788.60	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Telecommunications
Actual	$1,000.00	$677.90	$3.97	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Utilities
Actual	$1,000.00	$766.10	$4.18	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short MSCI EAFE
Actual	$1,000.00	$847.30	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$891.50	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short FTSE China 25
Actual	$1,000.00	$914.30	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$708.30	$4.05	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$784.00	$4.23	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Europe
Actual	$1,000.00	$615.80	$3.83	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

CXX :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort MSCI Pacific ex-Japan
Actual	$1,000.00	$743.20	$4.13	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Brazil
Actual	$1,000.00	$858.90	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort FTSE China 25
Actual	$1,000.00	$831.10	$4.34	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$912.90	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Mexico Investable Market
Actual	$1,000.00	$834.80	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short 7-10 Year Treasury (b)
Actual	$1,000.00	$959.10	$1.45	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$981.20	$4.69	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short High Yield (c)
Actual	$1,000.00	$974.50	$1.82	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Investment Grade Corporate (d)
Actual	$1,000.00	$963.70	$1.64	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 3-7 Year Treasury (b)
Actual	$1,000.00	$941.70	$1.44	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$974.60	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$957.80	$4.54	0.93%
Hypothetical	$1,000.00	$1,020.29	$4.68	0.93%
UltraShort TIPS (e)
Actual	$1,000.00	$879.20	$2.71	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Credit Suisse 130/30
Actual	$1,000.00	$1,168.90	$5.14	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: CXXI

	Beginning Account Value	Ending Account Value 05/31/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
RAFI® Long/Short (f)
Actual	$1,000.00	$1,037.20	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)  The Fund commenced operations on April 13, 2011. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 48 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one half year period).

(b)  The Fund commenced operations on April 4, 2011. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 57 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one half year period).

(c)  The Fund commenced operations on March 21, 2011. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 71 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one half year period).

(d)  The Fund commenced operations on March 28, 2011. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 64 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one half year period).

(e)  The Fund commenced operations on February 9, 2011. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 111 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one half year period).

(f)  The Fund commenced operations on December 2, 2010. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 180 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 365 (to reflect the one half year period).

CXXII :: ProShares Trust :: Expense Examples (Unaudited)

Schedule of Portfolio Investments

May 31, 2011 :: Schedule of Portfolio Investments :: 1

  Ultra QQQ®  QLD

Shares		Value
	Common Stocks (a) — 50.2%
	Consumer Discretionary — 8.1%
66,525	Amazon.com, Inc.*	$13,084,802
21,044	Apollo Group, Inc., Class A*	865,119
37,574	Bed Bath & Beyond, Inc.*	2,024,863
305,603	Comcast Corp., Class A	7,713,420
21,657	Ctrip.com International Ltd. (ADR)*	974,565
116,644	DIRECTV, Class A*	5,862,527
18,471	Dollar Tree, Inc.*	1,177,342
36,649	Expedia, Inc.	1,026,538
30,692	Garmin Ltd.*	1,045,983
84,190	Liberty Media Corp. - Interactive, Class A*	1,533,100
51,432	Mattel, Inc.	1,357,548
7,802	NetFlix, Inc.*	2,112,782
269,411	News Corp., Class A	4,940,998
20,817	O'Reilly Automotive, Inc.*	1,251,310
7,250	priceline.com, Inc.*	3,735,127
17,566	Ross Stores, Inc.	1,439,709
16,063	Sears Holdings Corp.*	1,140,473
106,675	Staples, Inc.	1,794,273
110,038	Starbucks Corp.	4,048,298
24,197	Urban Outfitters, Inc.*	737,041
47,498	Virgin Media, Inc.	1,549,385
18,283	Wynn Resorts Ltd.	2,678,825
		62,094,028
	Consumer Staples — 1.1%
64,389	Costco Wholesale Corp.	5,310,805
20,887	Green Mountain Coffee Roasters, Inc.*	1,720,462
25,602	Whole Foods Market, Inc.	1,565,818
		8,597,085
	Health Care — 5.9%
26,937	Alexion Pharmaceuticals, Inc.*	1,277,353
137,541	Amgen, Inc.*	8,326,732
35,536	Biogen Idec, Inc.*	3,366,325
69,422	Celgene Corp.*	4,228,494
11,171	Cephalon, Inc.*	890,217
12,299	Cerner Corp.*	1,477,110
20,967	DENTSPLY International, Inc.	822,745
77,924	Express Scripts, Inc.*	4,641,153
117,305	Gilead Sciences, Inc.*	4,896,311
13,555	Henry Schein, Inc.*	973,520
18,825	Illumina, Inc.*	1,356,906
5,733	Intuitive Surgical, Inc.*	2,000,817
26,551	Life Technologies Corp.*	1,379,855
64,468	Mylan, Inc.*	1,517,899
34,386	QIAGEN N.V.*	678,436
103,815	Teva Pharmaceutical Industries Ltd. (ADR)	5,284,184

Shares		Value
	Common Stocks (a) (continued)
30,152	Vertex Pharmaceuticals, Inc.*	$1,627,906
37,265	Warner Chilcott plc, Class A	898,459
		45,644,422
	Industrials — 1.3%
24,510	C.H. Robinson Worldwide, Inc.	1,966,192
31,300	Expeditors International of Washington, Inc.	1,653,266
43,493	Fastenal Co.	1,443,098
15,428	Joy Global, Inc.	1,383,120
53,795	PACCAR, Inc.	2,689,750
12,596	Stericycle, Inc.*	1,122,178
		10,257,604
	Information Technology — 33.0%
174,387	Activision Blizzard, Inc.	2,090,900
74,654	Adobe Systems, Inc.*	2,585,268
27,524	Akamai Technologies, Inc.*	934,027
47,196	Altera Corp.	2,269,656
135,893	Apple, Inc.*	47,267,662
194,619	Applied Materials, Inc.	2,681,850
33,542	Autodesk, Inc.*	1,441,635
73,224	Automatic Data Processing, Inc.	4,035,375
40,000	Baidu, Inc. (ADR)*	5,428,400
26,347	BMC Software, Inc.*	1,470,953
71,500	Broadcom Corp., Class A*	2,572,570
75,235	CA, Inc.	1,760,499
30,740	Check Point Software Technologies Ltd.*	1,688,241
815,404	Cisco Systems, Inc.	13,698,787
27,675	Citrix Systems, Inc.*	2,424,884
44,873	Cognizant Technology Solutions Corp., Class A*	3,412,143
284,727	Dell, Inc.*	4,578,410
191,515	eBay, Inc.*	5,969,523
49,313	Electronic Arts, Inc.*	1,203,730
11,911	F5 Networks, Inc.*	1,352,851
12,670	First Solar, Inc.*	1,574,248
21,547	Fiserv, Inc.*	1,390,212
112,105	Flextronics International Ltd.*	811,640
23,393	FLIR Systems, Inc.	845,657
37,004	Google, Inc., Class A*	19,575,856
15,483	Infosys Technologies Ltd. (ADR)	956,075
809,505	Intel Corp.	18,221,958
45,817	Intuit, Inc.*	2,472,744
24,666	KLA-Tencor Corp.	1,063,105
18,224	Lam Research Corp.*	856,437
33,463	Linear Technology Corp.	1,157,485
95,952	Marvell Technology Group Ltd.*	1,558,260
43,732	Maxim Integrated Products, Inc.	1,191,697
27,793	Microchip Technology, Inc.	1,098,657
147,105	Micron Technology, Inc.*	1,500,471

See accompanying notes to the financial statements.

2 :: Schedule of Portfolio Investments :: May 31, 2011

  QLD  Ultra QQQ®

Shares		Value
	Common Stocks (a) (continued)
1,239,389	Microsoft Corp.	$30,997,119
53,312	NetApp, Inc.*	2,919,898
85,700	NVIDIA Corp.*	1,717,428
745,255	Oracle Corp.	25,502,626
53,350	Paychex, Inc.	1,723,205
242,460	QUALCOMM, Inc.	14,205,731
76,595	Research In Motion Ltd.*	3,282,096
34,914	SanDisk Corp.*	1,659,113
66,815	Seagate Technology plc	1,122,492
112,583	Symantec Corp.*	2,200,998
25,585	VeriSign, Inc.	895,987
38,508	Xilinx, Inc.	1,373,965
193,144	Yahoo!, Inc.*	3,196,533
		253,939,057
	Materials — 0.2%
17,986	Sigma-Aldrich Corp.	1,264,236
	Telecommunication Services — 0.6%
25,034	NII Holdings, Inc.*	1,092,985
123,510	Vodafone Group plc (ADR)	3,461,985
		4,554,970
	Total Common Stocks (Cost $389,611,251)	386,351,402
Principal Amount
	U.S. Government & Agency Securities (a) — 2.9%
	Federal Home Loan Bank
$18,020,892	0.00%, due 06/01/11	18,020,892
1,201,393	0.01%, due 06/01/11	1,201,393
3,003,470	0.02%, due 06/02/11	3,003,470
	Total U.S. Government & Agency Securities (Cost $22,225,755)	22,225,755

Principal Amount		Value
	Repurchase Agreements (a)(b) — 24.6%
$188,821,878	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $188,823,095	$188,821,878
	Total Repurchase Agreements (Cost $188,821,878)	188,821,878
	Total Investment Securities (Cost $600,658,884) — 77.7%	597,399,035
	Other assets less liabilities — 22.3%	171,466,029
	Net Assets — 100.0%	$768,865,064

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $141,517,601.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,639,475
Aggregate gross unrealized depreciation	(24,484,133)
Net unrealized depreciation	$(5,844,658)
Federal income tax cost of investments	$603,243,693

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	3,274	06/17/11	$155,302,190	$6,957,559

Cash collateral in the amount of $10,885,875 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 3

  Ultra QQQ®  QLD

Swap Agreements

Ultra QQQ® had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$36,400,375	$2,750
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	166,023,012	27,075,788
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	9,203,096	(32,103)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	23,445,942	(776,704)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	26,353,650	(370,716)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	124,920,495	25,438,875
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	536,483,844	87,011,451
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	73,270,652	18,003,181
		$156,352,522

See accompanying notes to the financial statements.

4 :: Schedule of Portfolio Investments :: May 31, 2011

  DDM  Ultra Dow30SM

Shares		Value
	Common Stocks (a) — 50.1%
	Consumer Discretionary — 4.8%
102,622	Home Depot, Inc.	$3,723,126
102,622	McDonald's Corp.	8,367,798
102,622	Walt Disney Co. (The)	4,272,154
		16,363,078
	Consumer Staples — 6.7%
102,622	Coca-Cola Co. (The)	6,856,176
102,622	Kraft Foods, Inc., Class A	3,588,691
102,622	Procter & Gamble Co. (The)	6,875,674
102,622	Wal-Mart Stores, Inc.	5,666,787
		22,987,328
	Energy — 5.7%
102,622	Chevron Corp.	10,766,074
102,622	Exxon Mobil Corp.	8,565,858
		19,331,932
	Financials — 5.1%
102,622	American Express Co.	5,295,295
102,622	Bank of America Corp.	1,205,809
102,622	JPMorgan Chase & Co.	4,437,375
102,622	Travelers Cos., Inc. (The)	6,370,774
		17,309,253
	Health Care — 3.8%
102,622	Johnson & Johnson	6,905,434
102,622	Merck & Co., Inc.	3,771,359
102,622	Pfizer, Inc.	2,201,242
		12,878,035
	Industrials — 11.6%
102,622	3M Co.	9,685,464
102,622	Boeing Co. (The)	8,007,595
102,622	Caterpillar, Inc.	10,857,407
102,622	General Electric Co.	2,015,496
102,622	United Technologies Corp.	9,007,133
		39,573,095
	Information Technology — 8.2%
102,622	Cisco Systems, Inc.	1,724,050
102,622	Hewlett-Packard Co.	3,836,010
102,622	Intel Corp.	2,310,021
102,622	International Business Machines Corp.	17,335,935
102,622	Microsoft Corp.	2,566,576
		27,772,592
	Materials — 2.1%
102,622	Alcoa, Inc.	1,725,076
102,622	E.I. du Pont de Nemours & Co.	5,469,752
		7,194,828

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 2.1%
102,622	AT&T, Inc.	$3,238,750
102,622	Verizon Communications, Inc.	3,789,831
		7,028,581
	Total Common Stocks (Cost $167,602,496)	170,438,722
Principal Amount
	U.S. Government & Agency Securities (a) — 3.6%
	Federal Home Loan Bank
$9,980,027	0.00%, due 06/01/11	9,980,027
665,335	0.01%, due 06/01/11	665,335
1,663,331	0.02%, due 06/02/11	1,663,331
	Total U.S. Government & Agency Securities (Cost $12,308,693)	12,308,693
	Repurchase Agreements (a)(b) — 25.9%
88,109,062	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $88,109,688	88,109,062
	Total Repurchase Agreements (Cost $88,109,062)	88,109,062
	Total Investment Securities (Cost $268,020,251) — 79.6%	270,856,477
	Other assets less liabilities — 20.4%	69,228,641
	Net Assets — 100.0%	$340,085,118

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $78,455,065.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,332,594
Aggregate gross unrealized depreciation	(3,548,511)
Net unrealized appreciation	$2,784,083
Federal income tax cost of investments	$268,072,394

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 5

  Ultra Dow30SM  DDM

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	1,025	06/17/11	$64,349,500	$2,854,839

Cash collateral in the amount of $6,291,800 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$14,900,262	$(44,917)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	114,181,445	16,857,570
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	9,921,333	(26,222)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	15,881,493	(81,662)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	28,038,892	(111,993)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	239,768,361	35,513,938
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	22,712,607	5,016,652
		$57,123,366

See accompanying notes to the financial statements.

6 :: Schedule of Portfolio Investments :: May 31, 2011

  SSO  Ultra S&P500®

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 63.6%
61,195	3M Co. (Industrials)	0.3%	$5,775,584
133,435	Abbott Laboratories (Health Care)	0.4%	6,971,979
180,356	Altria Group, Inc. (Consumer Staples)	0.3%	5,060,789
30,730	Amazon.com, Inc.* (Consumer Discretionary)	0.4%	6,044,284
90,000	American Express Co. (Financials)	0.3%	4,644,000
80,384	Amgen, Inc.* (Health Care)	0.3%	4,866,447
79,424	Apple, Inc.* (Information Technology)	1.7%	27,626,050
508,399	AT&T, Inc. (Telecommunication Services)	1.0%	16,045,072
872,554	Bank of America Corp. (Financials)	0.6%	10,252,509
148,697	Berkshire Hathaway, Inc., Class B* (Financials)	0.7%	11,757,472
63,467	Boeing Co. (The) (Industrials)	0.3%	4,952,330
55,070	Caterpillar, Inc. (Industrials)	0.4%	5,826,406
173,071	Chevron Corp. (Energy)	1.1%	18,156,879
476,583	Cisco Systems, Inc. (Information Technology)	0.5%	8,006,594
249,901	Citigroup, Inc. (Financials)	0.6%	10,283,438
197,789	Coca-Cola Co. (The) (Consumer Staples)	0.8%	13,214,283
239,373	Comcast Corp., Class A (Consumer Discretionary)	0.4%	6,041,775
123,264	ConocoPhillips (Energy)	0.5%	9,025,390
178,333	EMC Corp.* (Information Technology)	0.3%	5,077,141
426,582	Exxon Mobil Corp. (Energy)	2.1%	35,606,800
326,120	Ford Motor Co.* (Consumer Discretionary)	0.3%	4,865,710
915,442	General Electric Co. (Industrials)	1.1%	17,979,281
44,864	Goldman Sachs Group, Inc. (The) (Financials)	0.4%	6,313,711
21,626	Google, Inc., Class A* (Information Technology)	0.7%	11,440,587
187,470	Hewlett-Packard Co. (Information Technology)	0.4%	7,007,629
140,985	Home Depot, Inc. (Consumer Discretionary)	0.3%	5,114,936
473,134	Intel Corp. (Information Technology)	0.6%	10,650,246
105,148	International Business Machines Corp. (Information Technology)	1.1%	17,762,652
235,809	Johnson & Johnson (Health Care)	0.9%	15,867,588

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
343,432	JPMorgan Chase & Co. (Financials)	0.9%	$14,850,000
150,775	Kraft Foods, Inc., Class A (Consumer Staples)	0.3%	5,272,602
89,941	McDonald's Corp. (Consumer Discretionary)	0.4%	7,333,789
264,495	Merck & Co., Inc. (Health Care)	0.6%	9,720,191
637,446	Microsoft Corp. (Information Technology)	1.0%	15,942,524
69,680	Occidental Petroleum Corp. (Energy)	0.4%	7,514,988
335,384	Oracle Corp. (Information Technology)	0.7%	11,476,840
136,314	PepsiCo, Inc. (Consumer Staples)	0.6%	9,694,652
689,286	Pfizer, Inc. (Health Care)	0.9%	14,785,185
154,933	Philip Morris International, Inc. (Consumer Staples)	0.7%	11,116,443
240,775	Procter & Gamble Co. (The) (Consumer Staples)	1.0%	16,131,925
141,715	QUALCOMM, Inc. (Information Technology)	0.5%	8,303,082
117,336	Schlumberger Ltd. (Energy)	0.6%	10,058,042
85,047	United Parcel Service, Inc., Class B (Industrials)	0.4%	6,250,104
79,364	United Technologies Corp. (Industrials)	0.4%	6,965,778
94,279	UnitedHealth Group, Inc. (Health Care)	0.3%	4,614,957
242,564	Verizon Communications, Inc. (Telecommunication Services)	0.5%	8,957,889
168,538	Wal-Mart Stores, Inc. (Consumer Staples)	0.6%	9,306,668
162,821	Walt Disney Co. (The) (Consumer Discretionary)	0.4%	6,778,238
454,169	Wells Fargo & Co. (Financials)	0.8%	12,884,775
13,819,727	Other Common Stocks	32.8%	545,699,954
	Total Common Stocks (Cost $961,382,109)		1,055,896,188
Principal Amount
	U.S. Government & Agency Securities (a) — 1.7%
	Federal Home Loan Bank
$23,466,268	0.00%, due 06/01/11		23,466,268
1,564,417	0.01%, due 06/01/11		1,564,417
3,911,030	0.02%, due 06/02/11		3,911,030
	Total U.S. Government & Agency Securities (Cost $28,941,715)		28,941,715

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 7

  Ultra S&P500®  SSO

Principal Amount		Value
	Repurchase Agreements (a)(b) — 13.6%
$226,579,170	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $226,580,701	$226,579,170
	Total Repurchase Agreements (Cost $226,579,170)	226,579,170
	Total Investment Securities (Cost $1,216,902,994) — 78.9%	1,311,417,073
	Other assets less liabilities — 21.1%	350,300,105
	Net Assets — 100.0%	$1,661,717,178

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $423,807,863.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,158,164
Aggregate gross unrealized depreciation	(38,292,741)
Net unrealized appreciation	$92,865,423
Federal income tax cost of investments	$1,218,551,650

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	3,482	06/17/11	$233,990,400	$6,243,410

Cash collateral in the amount of $16,675,753 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$1,086,114,887	$222,602,432
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	129,018,840	23,136,897
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	160,517,733	930,842
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	121,912,802	286,272
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	72,204,167	4,364,376
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	149,922,863	795,123
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	313,816,228	59,842,540
		$311,958,482

See accompanying notes to the financial statements.

8 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  SSO  Ultra S&P500®

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Consumer Discretionary	6.7%
Consumer Staples	6.9%
Energy	8.0%
Financials	9.7%
Health Care	7.4%
Industrials	7.1%
Information Technology	11.4%
Materials	2.3%
Telecommunication Services	2.0%
Utilities	2.1%
Other[1]	36.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 9

  Ultra Russell3000  UWC

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 40.5%
169	3M Co. (Industrials)	0.2%	$15,950
366	Abbott Laboratories (Health Care)	0.2%	19,124
494	Altria Group, Inc. (Consumer Staples)	0.2%	13,862
83	Amazon.com, Inc.* (Consumer Discretionary)	0.2%	16,325
249	American Express Co. (Financials)	0.1%	12,848
227	Amgen, Inc.* (Health Care)	0.2%	13,743
216	Apple, Inc.* (Information Technology)	0.8%	75,131
1,403	AT&T, Inc. (Telecommunication Services)	0.5%	44,279
2,382	Bank of America Corp. (Financials)	0.3%	27,988
411	Berkshire Hathaway, Inc., Class B* (Financials)	0.4%	32,498
180	Boeing Co. (The) (Industrials)	0.2%	14,045
149	Caterpillar, Inc. (Industrials)	0.2%	15,764
477	Chevron Corp. (Energy)	0.6%	50,042
1,356	Cisco Systems, Inc. (Information Technology)	0.3%	22,781
502	Citigroup, Inc. (Financials)	0.2%	20,657
500	Coca-Cola Co. (The) (Consumer Staples)	0.4%	33,405
668	Comcast Corp., Class A (Consumer Discretionary)	0.2%	16,860
336	ConocoPhillips (Energy)	0.3%	24,602
488	EMC Corp.* (Information Technology)	0.2%	13,893
1,210	Exxon Mobil Corp. (Energy)	1.1%	100,999
871	Ford Motor Co.* (Consumer Discretionary)	0.1%	12,995
2,534	General Electric Co. (Industrials)	0.6%	49,768
122	Goldman Sachs Group, Inc. (The) (Financials)	0.2%	17,169
58	Google, Inc., Class A* (Information Technology)	0.3%	30,683
520	Hewlett-Packard Co. (Information Technology)	0.2%	19,438
379	Home Depot, Inc. (Consumer Discretionary)	0.2%	13,750
1,321	Intel Corp. (Information Technology)	0.3%	29,736
288	International Business Machines Corp. (Information Technology)	0.5%	48,652
655	Johnson & Johnson (Health Care)	0.5%	44,075

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
944	JPMorgan Chase & Co. (Financials)	0.5%	$40,819
381	Kraft Foods, Inc., Class A (Consumer Staples)	0.1%	13,324
255	McDonald's Corp. (Consumer Discretionary)	0.2%	20,793
740	Merck & Co., Inc. (Health Care)	0.3%	27,195
1,818	Microsoft Corp. (Information Technology)	0.5%	45,468
193	Occidental Petroleum Corp. (Energy)	0.2%	20,815
904	Oracle Corp. (Information Technology)	0.3%	30,935
383	PepsiCo, Inc. (Consumer Staples)	0.3%	27,239
1,915	Pfizer, Inc. (Health Care)	0.5%	41,077
440	Philip Morris International, Inc. (Consumer Staples)	0.4%	31,570
684	Procter & Gamble Co. (The) (Consumer Staples)	0.5%	45,828
389	QUALCOMM, Inc. (Information Technology)	0.3%	22,792
324	Schlumberger Ltd. (Energy)	0.3%	27,773
120	Union Pacific Corp. (Industrials)	0.1%	12,596
221	United Technologies Corp. (Industrials)	0.2%	19,397
256	UnitedHealth Group, Inc. (Health Care)	0.1%	12,531
671	Verizon Communications, Inc. (Telecommunication Services)	0.3%	24,780
460	Wal-Mart Stores, Inc. (Consumer Staples)	0.3%	25,401
465	Walt Disney Co. (The) (Consumer Discretionary)	0.2%	19,358
1,155	Wells Fargo & Co. (Financials)	0.4%	32,767
69,966	Other Common Stocks	24.8%	2,203,290
	Total Common Stocks (Cost $3,309,949)		3,596,810
Principal Amount
	U.S. Government & Agency Securities (a) — 2.6%
	Federal Home Loan Bank
$190,548	0.00%, due 06/01/11		190,548
12,703	0.01%, due 06/01/11		12,703
31,758	0.02%, due 06/02/11		31,758
	Total U.S. Government & Agency Securities (Cost $235,009)		235,009

See accompanying notes to the financial statements.

10 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  UWC  Ultra Russell3000

Principal Amount		Value
	Repurchase Agreements (a)(b) — 38.5%
$3,427,524	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $3,427,539	$3,427,524
	Total Repurchase Agreements (Cost $3,427,524)	3,427,524
	Total Investment Securities (Cost $6,972,482) — 81.6%	7,259,343
	Other assets less liabilities — 18.4%	1,631,908
	Net Assets — 100.0%	$8,891,251

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $1,834,248.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$336,581
Aggregate gross unrealized depreciation	(51,999)
Net unrealized appreciation	$284,582
Federal income tax cost of investments	$6,974,761

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$836,021	$6,283
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	5,110,346	32,378
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	3,137,355	348,379
Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	1,676,240	15,256
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	3,424,103	784,377
		$1,186,673

Ultra Russell3000 invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Consumer Discretionary	4.6%
Consumer Staples	3.8%
Energy	4.8%
Financials	6.4%
Health Care	4.7%
Industrials	4.7%
Information Technology	7.3%
Materials	1.7%
Telecommunication Services	1.1%
Utilities	1.4%
Other[1]	59.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 11

  Ultra MidCap400  MVV

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 49.4%
5,437	Advance Auto Parts, Inc. (Consumer Discretionary)	0.2%	$337,638
3,526	Affiliated Managers Group, Inc.* (Financials)	0.2%	372,804
6,213	Albemarle Corp. (Materials)	0.3%	440,129
4,132	Alexandria Real Estate Equities, Inc. (REIT) (Financials)	0.2%	341,055
11,503	AMB Property Corp. (REIT) (Financials)	0.3%	425,496
10,915	AMETEK, Inc. (Industrials)	0.3%	474,693
6,229	ANSYS, Inc.* (Information Technology)	0.2%	357,358
7,794	Arrow Electronics, Inc.* (Information Technology)	0.2%	347,846
5,367	Ashland, Inc. (Materials)	0.2%	366,781
31,200	Atmel Corp.* (Information Technology)	0.3%	468,624
10,363	Avnet, Inc.* (Information Technology)	0.2%	375,141
7,586	BorgWarner, Inc.* (Consumer Discretionary)	0.3%	550,061
5,528	Bucyrus International, Inc. (Industrials)	0.3%	507,747
4,842	Church & Dwight Co., Inc. (Consumer Staples)	0.3%	407,212
5,805	Cimarex Energy Co. (Energy)	0.3%	556,874
8,525	Dollar Tree, Inc.* (Consumer Discretionary)	0.3%	543,383
4,798	Energizer Holdings, Inc.* (Consumer Staples)	0.2%	369,686
3,147	Factset Research Systems, Inc. (Information Technology)	0.2%	348,876
4,169	Federal Realty Investment Trust (REIT) (Financials)	0.2%	365,204
3,450	Fossil, Inc.* (Consumer Discretionary)	0.2%	365,148
8,333	Green Mountain Coffee Roasters, Inc.* (Consumer Staples)	0.4%	686,389
4,713	Hansen Natural Corp.* (Consumer Staples)	0.2%	337,686
6,239	Henry Schein, Inc.* (Health Care)	0.3%	448,085
17,706	Hologic, Inc.* (Health Care)	0.2%	380,679
7,226	Informatica Corp.* (Information Technology)	0.3%	423,877
7,452	Kansas City Southern* (Industrials)	0.3%	438,848
10,317	KBR, Inc. (Industrials)	0.2%	385,030
8,387	Lam Research Corp.* (Information Technology)	0.3%	394,147

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
4,350	Lubrizol Corp. (Materials)	0.4%	$585,075
8,851	Macerich Co. (The) (REIT) (Financials)	0.3%	481,229
5,556	Manpower, Inc. (Industrials)	0.2%	339,638
2,193	Mettler-Toledo International, Inc.* (Health Care)	0.2%	367,042
5,589	National Fuel Gas Co. (Utilities)	0.3%	402,632
8,629	Nationwide Health Properties, Inc. (REIT) (Financials)	0.2%	377,950
29,669	New York Community Bancorp, Inc. (Financials)	0.3%	480,638
6,629	OGE Energy Corp. (Utilities)	0.2%	338,543
5,655	Perrigo Co. (Health Care)	0.3%	483,842
8,001	PetSmart, Inc. (Consumer Discretionary)	0.2%	362,445
9,520	Plains Exploration & Production Co.* (Energy)	0.2%	350,812
5,951	Polycom, Inc.* (Information Technology)	0.2%	341,647
5,503	Rayonier, Inc. (REIT) (Financials)	0.2%	365,344
10,408	ResMed, Inc.* (Health Care)	0.2%	335,138
10,245	Riverbed Technology, Inc.* (Information Technology)	0.2%	388,490
4,612	Rock-Tenn Co., Class A (Materials)	0.2%	354,340
7,667	Rovi Corp.* (Information Technology)	0.3%	444,379
5,626	SL Green Realty Corp. (REIT) (Financials)	0.3%	506,396
8,296	Trimble Navigation Ltd.* (Information Technology)	0.2%	362,452
6,606	Universal Health Services, Inc., Class B (Health Care)	0.2%	359,961
13,875	Vertex Pharmaceuticals, Inc.* (Health Care)	0.4%	749,111
2,031,583	Other Common Stocks	37.1%	61,940,249
	Total Common Stocks (Cost $74,913,273)		82,533,850
Principal Amount
	U.S. Government & Agency Securities (a) — 3.9%
	Federal Home Loan Bank
$5,262,400	0.00%, due 06/01/11		5,262,400
350,827	0.01%, due 06/01/11		350,827
877,063	0.02%, due 06/02/11		877,063
	Total U.S. Government & Agency Securities (Cost $6,490,290)		6,490,290

See accompanying notes to the financial statements.

12 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  MVV  Ultra MidCap400

Principal Amount		Value
	Repurchase Agreements (a)(b) — 29.7%
$49,516,678	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $49,517,015	$49,516,678
	Total Repurchase Agreements (Cost $49,516,678)	49,516,678
	Total Investment Securities (Cost $130,920,241) — 83.0%	138,540,818
	Other assets less liabilities — 17.0%	28,370,791
	Net Assets — 100.0%	$166,911,609

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $47,778,022.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,421,633
Aggregate gross unrealized depreciation	(2,143,774)
Net unrealized appreciation	$7,277,859
Federal income tax cost of investments	$131,262,959

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	233	06/17/11	$23,300,000	$759,724

Cash collateral in the amount of $1,697,260 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$51,068,833	$12,549,329
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	8,492,962	2,095,749
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	98,460,781	810,649
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	18,367,467	1,531,305
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	7,642,508	84,236
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	27,847,854	6,106,797
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400TM Index	15,915,854	194,287
		$23,372,352

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 13

  Ultra MidCap400  MVV

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Consumer Discretionary	6.5%
Consumer Staples	2.0%
Energy	3.2%
Financials	9.8%
Health Care	5.5%
Industrials	7.7%
Information Technology	8.1%
Materials	3.7%
Telecommunication Services	0.2%
Utilities	2.7%
Other[1]	50.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

14 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  SAA  Ultra SmallCap600

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 51.6%
3,767	American Medical Systems Holdings, Inc.* (Health Care)	0.2%	$112,784
2,435	AMERIGROUP Corp.* (Health Care)	0.4%	172,666
1,392	Anixter International, Inc. (Information Technology)	0.2%	94,224
6,427	BioMed Realty Trust, Inc. (REIT) (Financials)	0.3%	131,689
4,352	Brunswick Corp. (Consumer Discretionary)	0.2%	94,351
1,491	CACI International, Inc., Class A* (Information Technology)	0.2%	95,171
2,830	Carter's, Inc.* (Consumer Discretionary)	0.2%	89,711
2,475	CLARCOR, Inc. (Industrials)	0.2%	105,460
4,341	CROCS, Inc.* (Consumer Discretionary)	0.2%	98,671
2,916	Cubist Pharmaceuticals, Inc.* (Health Care)	0.2%	112,353
5,731	Darling International, Inc.* (Consumer Staples)	0.2%	109,749
8,190	DiamondRock Hospitality Co. (REIT) (Financials)	0.2%	94,185
3,271	EMCOR Group, Inc.* (Industrials)	0.2%	99,340
2,286	Entertainment Properties Trust (REIT) (Financials)	0.2%	111,054
1,495	Esterline Technologies Corp.* (Industrials)	0.2%	113,052
4,563	Extra Space Storage, Inc. (REIT) (Financials)	0.2%	99,291
3,200	Healthspring, Inc.* (Health Care)	0.3%	140,320
1,367	HMS Holdings Corp.* (Health Care)	0.2%	106,708
2,170	Holly Corp. (Energy)	0.3%	135,213
1,863	Home Properties, Inc. (REIT) (Financials)	0.3%	115,320
2,840	Kilroy Realty Corp. (REIT) (Financials)	0.3%	117,775
4,074	LaSalle Hotel Properties (REIT) (Financials)	0.2%	113,990
1,507	Lufkin Industries, Inc. (Energy)	0.3%	136,700
2,591	Men's Wearhouse, Inc. (The) (Consumer Discretionary)	0.2%	89,208
4,206	Microsemi Corp.* (Information Technology)	0.2%	92,742
1,752	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.3%	120,100
2,233	Moog, Inc., Class A* (Industrials)	0.2%	91,665
4,108	National Retail Properties, Inc. (REIT) (Financials)	0.2%	105,904

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,031	New Jersey Resources Corp. (Utilities)	0.2%	$93,588
3,552	Piedmont Natural Gas Co., Inc. (Utilities)	0.2%	111,781
2,414	Post Properties, Inc. (REIT) (Financials)	0.2%	101,629
1,496	ProAssurance Corp.* (Financials)	0.2%	105,184
3,291	Progress Software Corp.* (Information Technology)	0.2%	89,087
3,618	Regeneron Pharmaceuticals, Inc.* (Health Care)	0.4%	217,152
2,227	Robbins & Myers, Inc. (Industrials)	0.2%	98,122
2,845	Salix Pharmaceuticals Ltd.* (Health Care)	0.2%	113,885
1,051	SEACOR Holdings, Inc. (Energy)	0.2%	104,753
1,994	Signature Bank/NY* (Financials)	0.2%	113,498
2,518	Stifel Financial Corp.* (Financials)	0.2%	101,400
3,978	Tanger Factory Outlet Centers (REIT) (Financials)	0.2%	109,236
1,522	Toro Co. (The) (Industrials)	0.2%	97,225
1,738	TreeHouse Foods, Inc.* (Consumer Staples)	0.2%	105,896
7,980	TriQuint Semiconductor, Inc.* (Information Technology)	0.2%	103,341
2,366	United Natural Foods, Inc.* (Consumer Staples)	0.2%	102,945
1,992	Veeco Instruments, Inc.* (Information Technology)	0.2%	114,719
2,043	Viasat, Inc.* (Information Technology)	0.2%	90,444
2,428	Wolverine World Wide, Inc. (Consumer Discretionary)	0.2%	94,983
3,414	World Fuel Services Corp. (Energy)	0.3%	124,884
1,885	Wright Express Corp.* (Information Technology)	0.2%	101,715
952,166	Other Common Stocks	40.6%	19,897,046
	Total Common Stocks (Cost $21,374,638)		25,291,909
Principal Amount
	U.S. Government & Agency Securities (a) — 2.5%
	Federal Home Loan Bank
$1,012,511	0.00%, due 06/01/11		1,012,511
67,501	0.01%, due 06/01/11		67,501
168,751	0.02%, due 06/02/11		168,751
	Total U.S. Government & Agency Securities (Cost $1,248,763)		1,248,763

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 15

  Ultra SmallCap600  SAA

Principal Amount		Value
	Repurchase Agreements (a)(b) — 20.6%
$10,071,278	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $10,071,348	$10,071,278
	Total Repurchase Agreements (Cost $10,071,278)	10,071,278
	Total Investment Securities (Cost $32,694,679) — 74.7%	36,611,950
	Other assets less liabilities — 25.3%	12,388,409
	Net Assets — 100.0%	$49,000,359

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $16,996,595.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,860,445
Aggregate gross unrealized depreciation	(2,999,356)
Net unrealized appreciation	$1,861,089
Federal income tax cost of investments	$34,750,861

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600TM Index	$29,246,254	$8,116,780
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	7,109,915	151,106
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	13,467,603	157,419
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600TM Index	2,499,788	690,404
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600TM Index	6,981,940	146,857
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	13,406,807	3,124,524
		$12,387,090

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Consumer Discretionary	7.6%
Consumer Staples	2.1%
Energy	2.5%
Financials	10.0%
Health Care	6.7%
Industrials	8.0%
Information Technology	9.9%
Materials	2.5%
Telecommunication Services	0.3%
Utilities	2.0%
Other[1]	48.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

16 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  UWM  Ultra Russell2000

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 56.5%
5,644	Acme Packet, Inc.* (Information Technology)	0.2%	$427,194
5,228	Acuity Brands, Inc. (Industrials)	0.1%	318,699
7,471	ADTRAN, Inc. (Information Technology)	0.1%	320,207
9,001	Allied Nevada Gold Corp.* (Materials)	0.1%	333,757
14,981	American Capital Agency Corp. (REIT) (Financials)	0.2%	454,973
40,826	American Capital Ltd.* (Financials)	0.2%	404,177
6,215	AMERIGROUP Corp.* (Health Care)	0.2%	440,706
11,608	Ariba, Inc.* (Information Technology)	0.2%	389,332
6,146	Berry Petroleum Co., Class A (Energy)	0.1%	322,112
15,727	BioMed Realty Trust, Inc. (REIT) (Financials)	0.1%	322,246
13,991	Brigham Exploration Co.* (Energy)	0.2%	435,680
2,293	CARBO Ceramics, Inc. (Energy)	0.1%	344,569
5,113	Catalyst Health Solutions, Inc.* (Health Care)	0.1%	312,046
16,596	CBL & Associates Properties, Inc. (REIT) (Financials)	0.1%	319,307
10,584	Coeur d'Alene Mines Corp.* (Materials)	0.1%	291,801
9,345	Complete Production Services, Inc.* (Energy)	0.1%	310,161
16,826	Dana Holding Corp.* (Consumer Discretionary)	0.1%	304,887
4,651	Deckers Outdoor Corp.* (Consumer Discretionary)	0.2%	423,706
4,082	Dril-Quip, Inc.* (Energy)	0.1%	302,803
8,850	Energy XXI Bermuda Ltd.* (Energy)	0.1%	303,644
14,474	GrafTech International Ltd.* (Industrials)	0.1%	305,980
11,250	HealthSouth Corp.* (Health Care)	0.1%	315,787
8,145	Healthspring, Inc.* (Health Care)	0.1%	357,158
8,606	Highwoods Properties, Inc. (REIT) (Financials)	0.1%	310,504
10,257	Jack Henry & Associates, Inc. (Information Technology)	0.1%	320,429
7,027	Kilroy Realty Corp. (REIT) (Financials)	0.1%	291,410
3,598	Lufkin Industries, Inc. (Energy)	0.1%	326,375
41,629	MFA Financial, Inc. (REIT) (Financials)	0.1%	343,023

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
4,293	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.1%	$294,285
5,442	Nicor, Inc. (Utilities)	0.1%	299,092
8,203	Nordson Corp. (Industrials)	0.2%	426,720
7,529	Onyx Pharmaceuticals, Inc.* (Health Care)	0.1%	319,606
13,954	Parametric Technology Corp.* (Information Technology)	0.1%	324,989
3,844	Pharmasset, Inc.* (Health Care)	0.2%	392,857
3,742	Polaris Industries, Inc. (Consumer Discretionary)	0.2%	412,930
11,655	Rackspace Hosting, Inc.* (Information Technology)	0.2%	512,820
16,090	Riverbed Technology, Inc.* (Information Technology)	0.2%	610,133
4,681	Rock-Tenn Co., Class A (Materials)	0.1%	359,641
6,264	Rockwood Holdings, Inc.* (Materials)	0.1%	329,424
6,336	Rosetta Resources, Inc.* (Energy)	0.1%	311,414
14,588	Solutia, Inc.* (Materials)	0.2%	364,262
8,058	Sotheby's (Consumer Discretionary)	0.1%	342,948
5,017	SVB Financial Group* (Financials)	0.1%	297,909
7,180	Tenneco, Inc.* (Consumer Discretionary)	0.1%	299,765
19,971	TIBCO Software, Inc.* (Information Technology)	0.2%	560,985
10,271	VeriFone Systems, Inc.* (Information Technology)	0.2%	494,343
5,338	Warnaco Group, Inc. (The)* (Consumer Discretionary)	0.1%	294,391
8,260	World Fuel Services Corp. (Energy)	0.1%	302,151
8,738	WR Grace & Co.* (Materials)	0.2%	408,851
8,611,276	Other Common Stocks	50.0%	136,127,890
	Total Common Stocks (Cost $155,313,933)		153,740,079
No. of Warrants
	Warrants — 0.0%
67	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	0.0%	—
	Total Warrants (Cost $—)		—

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 17

  Ultra Russell2000  UWM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 1.9%
	Federal Home Loan Bank
$4,160,930	0.00%, due 06/01/11	$4,160,930
277,395	0.01%, due 06/01/11	277,395
693,486	0.02%, due 06/02/11	693,486
	Total U.S. Government & Agency Securities (Cost $5,131,811)	5,131,811
	Repurchase Agreements (a)(b) — 14.5%
39,545,529	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $39,545,799	39,545,529
	Total Repurchase Agreements (Cost $39,545,529)	39,545,529
	Total Investment Securities (Cost $199,991,273) — 72.9%	198,417,419
	Other assets less liabilities — 27.1%	73,609,504
	Net Assets — 100.0%	$272,026,923

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $43,097,466.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,472,240
Aggregate gross unrealized depreciation	(10,650,696)
Net unrealized depreciation	$(2,178,456)
Federal income tax cost of investments	$200,595,875

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	654	06/17/11	$55,446,120	$3,122,789

Cash collateral in the amount of $2,243,220 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$30,840,259	$467,354
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	71,027,072	11,927,744
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	2,724,957	50,465
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	20,031,461	283,790
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	150,011,526	34,333,441
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	60,254,883	15,477,725
		$62,540,519

See accompanying notes to the financial statements.

18 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  UWM  Ultra Russell2000

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Consumer Discretionary	7.4%
Consumer Staples	1.8%
Energy	3.9%
Financials	11.5%
Health Care	7.4%
Industrials	8.4%
Information Technology	10.7%
Materials	3.2%
Telecommunication Services	0.5%
Utilities	1.7%
Other[1]	43.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 19

  UltraPro QQQ®  TQQQ

Shares		Value
	Common Stocks (a) — 61.5%
	Consumer Discretionary — 9.9%
14,006	Amazon.com, Inc.*	$2,754,840
4,431	Apollo Group, Inc., Class A*	182,158
7,911	Bed Bath & Beyond, Inc.*	426,324
64,342	Comcast Corp., Class A	1,623,992
4,560	Ctrip.com International Ltd. (ADR)*	205,200
24,558	DIRECTV, Class A*	1,234,285
3,889	Dollar Tree, Inc.*	247,885
7,717	Expedia, Inc.	216,153
6,462	Garmin Ltd.*	220,225
17,726	Liberty Media Corp. - Interactive, Class A*	322,791
10,829	Mattel, Inc.	285,831
1,643	NetFlix, Inc.*	444,924
56,722	News Corp., Class A	1,040,282
4,383	O'Reilly Automotive, Inc.*	263,462
1,526	priceline.com, Inc.*	786,180
3,699	Ross Stores, Inc.	303,170
3,382	Sears Holdings Corp.*	240,122
22,459	Staples, Inc.	377,760
23,168	Starbucks Corp.	852,351
5,094	Urban Outfitters, Inc.*	155,163
10,000	Virgin Media, Inc.	326,200
3,849	Wynn Resorts Ltd.	563,956
		13,073,254
	Consumer Staples — 1.4%
13,556	Costco Wholesale Corp.	1,118,099
4,398	Green Mountain Coffee Roasters, Inc.*	362,263
5,390	Whole Foods Market, Inc.	329,652
		1,810,014
	Health Care — 7.3%
5,670	Alexion Pharmaceuticals, Inc.*	268,871
28,958	Amgen, Inc.*	1,753,117
7,482	Biogen Idec, Inc.*	708,770
14,616	Celgene Corp.*	890,261
2,352	Cephalon, Inc.*	187,431
2,589	Cerner Corp.*	310,939
4,415	DENTSPLY International, Inc.	173,245
16,406	Express Scripts, Inc.*	977,141
24,698	Gilead Sciences, Inc.*	1,030,895
2,854	Henry Schein, Inc.*	204,974
3,964	Illumina, Inc.*	285,725
1,208	Intuitive Surgical, Inc.*	421,592
5,590	Life Technologies Corp.*	290,512
13,573	Mylan, Inc.*	319,576

Shares		Value
	Common Stocks (a) (continued)
7,239	QIAGEN N.V.*	$142,826
21,858	Teva Pharmaceutical Industries Ltd. (ADR)	1,112,572
6,348	Vertex Pharmaceuticals, Inc.*	342,729
7,846	Warner Chilcott plc, Class A	189,167
		9,610,343
	Industrials — 1.6%
5,161	C.H. Robinson Worldwide, Inc.	414,015
6,590	Expeditors International of Washington, Inc.	348,084
9,158	Fastenal Co.	303,863
3,248	Joy Global, Inc.	291,183
11,326	PACCAR, Inc.	566,300
2,652	Stericycle, Inc.*	236,267
		2,159,712
	Information Technology — 40.4%
36,716	Activision Blizzard, Inc.	440,225
15,717	Adobe Systems, Inc.*	544,280
5,795	Akamai Technologies, Inc.*	196,653
9,937	Altera Corp.	477,870
28,611	Apple, Inc.*	9,951,764
40,975	Applied Materials, Inc.	564,635
7,061	Autodesk, Inc.*	303,482
15,417	Automatic Data Processing, Inc.	849,631
8,422	Baidu, Inc. (ADR)*	1,142,950
5,547	BMC Software, Inc.*	309,689
15,054	Broadcom Corp., Class A*	541,643
15,840	CA, Inc.	370,656
6,472	Check Point Software Technologies Ltd.*	355,442
171,676	Cisco Systems, Inc.	2,884,157
5,826	Citrix Systems, Inc.*	510,474
9,448	Cognizant Technology Solutions Corp., Class A*	718,426
59,947	Dell, Inc.*	963,948
40,322	eBay, Inc.*	1,256,837
10,383	Electronic Arts, Inc.*	253,449
2,507	F5 Networks, Inc.*	284,745
2,668	First Solar, Inc.*	331,499
4,536	Fiserv, Inc.*	292,663
23,602	Flextronics International Ltd.*	170,878
4,925	FLIR Systems, Inc.	178,039
7,791	Google, Inc., Class A*	4,121,595
3,259	Infosys Technologies Ltd. (ADR)	201,243
170,434	Intel Corp.	3,836,469
9,647	Intuit, Inc.*	520,649
5,193	KLA-Tencor Corp.	223,818

See accompanying notes to the financial statements.

20 :: Schedule of Portfolio Investments :: May 31, 2011

  TQQQ  UltraPro QQQ®

Shares		Value
	Common Stocks (a) (continued)
3,837	Lam Research Corp.*	$180,320
7,045	Linear Technology Corp.	243,687
20,201	Marvell Technology Group Ltd.*	328,064
9,207	Maxim Integrated Products, Inc.	250,891
5,851	Microchip Technology, Inc.	231,290
30,972	Micron Technology, Inc.*	315,914
260,942	Microsoft Corp.	6,526,159
11,224	NetApp, Inc.*	614,738
18,043	NVIDIA Corp.*	361,582
156,906	Oracle Corp.	5,369,323
11,233	Paychex, Inc.	362,826
51,048	QUALCOMM, Inc.	2,990,902
16,126	Research In Motion Ltd.*	690,999
7,351	SanDisk Corp.*	349,319
14,067	Seagate Technology plc	236,326
23,703	Symantec Corp.*	463,394
5,386	VeriSign, Inc.	188,618
8,107	Xilinx, Inc.	289,258
40,665	Yahoo!, Inc.*	673,006
		53,464,425
	Materials — 0.2%
3,787	Sigma-Aldrich Corp.	266,188
	Telecommunication Services — 0.7%
5,271	NII Holdings, Inc.*	230,132
26,004	Vodafone Group plc (ADR)	728,892
		959,024
	Total Common Stocks (Cost $82,997,991)	81,342,960
Principal Amount
	U.S. Government & Agency Securities (a) — 0.6%
	Federal Home Loan Bank
$688,499	0.00%, due 06/01/11	688,499
45,900	0.01%, due 06/01/11	45,900
114,749	0.02%, due 06/02/11	114,749
	Total U.S. Government & Agency Securities (Cost $849,148)	849,148

Principal Amount		Value
	Repurchase Agreements (a)(b) — 15.5%
$20,512,997	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $20,513,081	$20,512,997
	Total Repurchase Agreements (Cost $20,512,997)	20,512,997
	Total Investment Securities (Cost $104,360,136) — 77.6%	102,705,105
	Other assets less liabilities — 22.4%	29,637,162
	Net Assets — 100.0%	$132,342,267

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $55,991,388.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,776,177
Aggregate gross unrealized depreciation	(4,021,433)
Net unrealized depreciation	$(2,245,256)
Federal income tax cost of investments	$104,950,361

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	649	06/17/11	$30,785,315	$1,791,279

Cash collateral in the amount of $2,320,175 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 21

  UltraPro QQQ®  TQQQ

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$42,528,355	$(719,176)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	27,055,296	7,256,721
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	32,675,868	(362,543)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	9,576,055	66,178
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	69,165,110	7,366,122
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	81,554,289	8,707,017
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	22,349,791	(80,831)
		$22,233,488

See accompanying notes to the financial statements.

22 :: Schedule of Portfolio Investments :: May 31, 2011

  UDOW  UltraPro Dow30SM

Shares		Value
	Common Stocks (a) — 63.6%
	Consumer Discretionary — 6.1%
17,810	Home Depot, Inc.	$646,147
17,810	McDonald's Corp.	1,452,227
17,810	Walt Disney Co. (The)	741,430
		2,839,804
	Consumer Staples — 8.6%
17,810	Coca-Cola Co. (The)	1,189,886
17,810	Kraft Foods, Inc., Class A	622,816
17,810	Procter & Gamble Co. (The)	1,193,270
17,810	Wal-Mart Stores, Inc.	983,468
		3,989,440
	Energy — 7.2%
17,810	Chevron Corp.	1,868,447
17,810	Exxon Mobil Corp.	1,486,601
		3,355,048
	Financials — 6.4%
17,810	American Express Co.	918,996
17,810	Bank of America Corp.	209,268
17,810	JPMorgan Chase & Co.	770,104
17,810	Travelers Cos., Inc. (The)	1,105,645
		3,004,013
	Health Care — 4.8%
17,810	Johnson & Johnson	1,198,435
17,810	Merck & Co., Inc.	654,518
17,810	Pfizer, Inc.	382,024
		2,234,977
	Industrials — 14.8%
17,810	3M Co.	1,680,908
17,810	Boeing Co. (The)	1,389,714
17,810	Caterpillar, Inc.	1,884,298
17,810	General Electric Co.	349,788
17,810	United Technologies Corp.	1,563,184
		6,867,892
	Information Technology — 10.4%
17,810	Cisco Systems, Inc.	299,208
17,810	Hewlett-Packard Co.	665,738
17,810	Intel Corp.	400,903
17,810	International Business Machines Corp.	3,008,643
17,810	Microsoft Corp.	445,428
		4,819,920
	Materials — 2.7%
17,810	Alcoa, Inc.	299,386
17,810	E.I. du Pont de Nemours & Co.	949,273
		1,248,659

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 2.6%
17,810	AT&T, Inc.	$562,084
17,810	Verizon Communications, Inc.	657,723
		1,219,807
	Total Common Stocks (Cost $28,666,527)	29,579,560
Principal Amount
	U.S. Government & Agency Securities (a) — 0.6%
	Federal Home Loan Bank
$198,534	0.00%, due 06/01/11	198,534
13,236	0.01%, due 06/01/11	13,236
33,089	0.02%, due 06/02/11	33,089
	Total U.S. Government & Agency Securities (Cost $244,859)	244,859
	Repurchase Agreements (a)(b) — 25.0%
11,626,303	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $11,626,343	11,626,303
	Total Repurchase Agreements (Cost $11,626,303)	11,626,303
	Total Investment Securities (Cost $40,537,689) — 89.2%	41,450,722
	Other assets less liabilities — 10.8%	5,044,693
	Net Assets — 100.0%	$46,495,415

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $21,315,134.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,077,372
Aggregate gross unrealized depreciation	(176,532)
Net unrealized appreciation	$900,840
Federal income tax cost of investments	$40,549,882

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 23

  UltraPro Dow30SM  UDOW

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	173	06/17/11	$10,860,940	$467,968

Cash collateral in the amount of $841,080 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$27,654,699	$(74,206)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	24,992,948	3,219,380
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	37,550,180	(135,929)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	821,445	12,004
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones Industrial AverageSM Index	3,223,108	(8,622)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	4,809,655	1,062,222
		$4,074,849

See accompanying notes to the financial statements.

24 :: Schedule of Portfolio Investments :: May 31, 2011

  UPRO  UltraPro S&P500®

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 58.9%
9,253	3M Co. (Industrials)	0.3%	$873,298
20,120	Abbott Laboratories (Health Care)	0.4%	1,051,270
27,198	Altria Group, Inc. (Consumer Staples)	0.3%	763,176
4,634	Amazon.com, Inc.* (Consumer Discretionary)	0.3%	911,461
13,601	American Express Co. (Financials)	0.3%	701,812
12,123	Amgen, Inc.* (Health Care)	0.3%	733,926
11,978	Apple, Inc.* (Information Technology)	1.5%	4,166,308
76,858	AT&T, Inc. (Telecommunication Services)	0.9%	2,425,638
131,590	Bank of America Corp. (Financials)	0.6%	1,546,183
22,504	Berkshire Hathaway, Inc., Class B* (Financials)	0.7%	1,779,391
9,572	Boeing Co. (The) (Industrials)	0.3%	746,903
8,305	Caterpillar, Inc. (Industrials)	0.3%	878,669
26,100	Chevron Corp. (Energy)	1.0%	2,738,151
71,872	Cisco Systems, Inc. (Information Technology)	0.4%	1,207,450
37,776	Citigroup, Inc. (Financials)	0.6%	1,554,482
29,829	Coca-Cola Co. (The) (Consumer Staples)	0.7%	1,992,875
36,097	Comcast Corp., Class A (Consumer Discretionary)	0.3%	911,088
18,588	ConocoPhillips (Energy)	0.5%	1,361,013
26,895	EMC Corp.* (Information Technology)	0.3%	765,701
64,468	Exxon Mobil Corp. (Energy)	2.0%	5,381,144
49,179	Ford Motor Co.* (Consumer Discretionary)	0.3%	733,751
138,055	General Electric Co. (Industrials)	1.0%	2,711,400
6,768	Goldman Sachs Group, Inc. (The) (Financials)	0.4%	952,461
3,261	Google, Inc., Class A* (Information Technology)	0.6%	1,725,134
28,272	Hewlett-Packard Co. (Information Technology)	0.4%	1,056,807
21,306	Home Depot, Inc. (Consumer Discretionary)	0.3%	772,982
71,351	Intel Corp. (Information Technology)	0.6%	1,606,111
15,855	International Business Machines Corp. (Information Technology)	1.0%	2,678,385
35,562	Johnson & Johnson (Health Care)	0.9%	2,392,967

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
51,792	JPMorgan Chase & Co. (Financials)	0.8%	$2,239,486
22,738	Kraft Foods, Inc., Class A (Consumer Staples)	0.3%	795,148
13,564	McDonald's Corp. (Consumer Discretionary)	0.4%	1,106,009
40,084	Merck & Co., Inc. (Health Care)	0.5%	1,473,087
96,133	Microsoft Corp. (Information Technology)	0.9%	2,404,286
10,567	Occidental Petroleum Corp. (Energy)	0.4%	1,139,651
50,579	Oracle Corp. (Information Technology)	0.6%	1,730,813
20,626	PepsiCo, Inc. (Consumer Staples)	0.5%	1,466,921
103,947	Pfizer, Inc. (Health Care)	0.8%	2,229,663
23,367	Philip Morris International, Inc. (Consumer Staples)	0.6%	1,676,582
36,413	Procter & Gamble Co. (The) (Consumer Staples)	0.9%	2,439,671
21,372	QUALCOMM, Inc. (Information Technology)	0.5%	1,252,185
17,694	Schlumberger Ltd. (Energy)	0.6%	1,516,730
12,833	United Parcel Service, Inc., Class B (Industrials)	0.3%	943,097
11,967	United Technologies Corp. (Industrials)	0.4%	1,050,344
14,218	UnitedHealth Group, Inc. (Health Care)	0.3%	695,971
36,770	Verizon Communications, Inc. (Telecommunication Services)	0.5%	1,357,916
25,472	Wal-Mart Stores, Inc. (Consumer Staples)	0.5%	1,406,564
24,690	Walt Disney Co. (The) (Consumer Discretionary)	0.4%	1,027,845
68,492	Wells Fargo & Co. (Financials)	0.7%	1,943,118
2,090,272	Other Common Stocks	30.5%	82,509,057
	Total Common Stocks (Cost $159,865,014)		159,524,081
Principal Amount
	U.S. Government & Agency Securities (a) — 0.2%
	Federal Home Loan Bank
$525,523	0.00%, due 06/01/11		525,523
35,035	0.01%, due 06/01/11		35,035
87,587	0.02%, due 06/02/11		87,587
	Total U.S. Government & Agency Securities (Cost $648,145)		648,145

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 25

  UltraPro S&P500®  UPRO

Principal Amount		Value
	Repurchase Agreements (a)(b) — 10.3%
$27,731,476	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $27,731,575	$27,731,476
	Total Repurchase Agreements (Cost $27,731,476)	27,731,476
	Total Investment Securities (Cost $188,244,635) — 69.4%	187,903,702
	Other assets less liabilities — 30.6%	82,844,240
	Net Assets — 100.0%	$270,747,942

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $67,743,888.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,695,606
Aggregate gross unrealized depreciation	(5,075,605)
Net unrealized depreciation	$(379,999)
Federal income tax cost of investments	$188,283,701

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,359	06/17/11	$91,324,800	$3,180,315

Cash collateral in the amount of $6,427,301 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$64,309,929	$13,963,187
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	84,243	453
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	38,964,407	(119,272)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	15,279,089	285,609
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	73,557,142	14,624,253
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	68,224,132	344,456
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	205,889,465	26,631,443
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	95,108,433	514,120
		$56,244,249

See accompanying notes to the financial statements.

26 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  UPRO  UltraPro S&P500®

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Consumer Discretionary	6.2%
Consumer Staples	6.4%
Energy	7.4%
Financials	9.0%
Health Care	6.9%
Industrials	6.6%
Information Technology	10.6%
Materials	2.1%
Telecommunication Services	1.8%
Utilities	1.9%
Other[1]	41.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 27

  UltraPro MidCap400  UMDD

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 62.8%
1,921	Advance Auto Parts, Inc. (Consumer Discretionary)	0.2%	$119,294
1,245	Affiliated Managers Group, Inc.* (Financials)	0.3%	131,634
2,198	Albemarle Corp. (Materials)	0.3%	155,706
1,461	Alexandria Real Estate Equities, Inc. (REIT) (Financials)	0.2%	120,591
4,064	AMB Property Corp. (REIT) (Financials)	0.3%	150,327
3,857	AMETEK, Inc. (Industrials)	0.4%	167,741
2,202	ANSYS, Inc.* (Information Technology)	0.3%	126,329
2,754	Arrow Electronics, Inc.* (Information Technology)	0.3%	122,911
1,896	Ashland, Inc. (Materials)	0.3%	129,573
10,961	Atmel Corp.* (Information Technology)	0.4%	164,634
3,663	Avnet, Inc.* (Information Technology)	0.3%	132,601
2,681	BorgWarner, Inc.* (Consumer Discretionary)	0.4%	194,399
1,954	Bucyrus International, Inc. (Industrials)	0.4%	179,475
1,711	Church & Dwight Co., Inc. (Consumer Staples)	0.3%	143,895
2,052	Cimarex Energy Co. (Energy)	0.4%	196,848
3,004	Dollar Tree, Inc.* (Consumer Discretionary)	0.4%	191,475
1,695	Energizer Holdings, Inc.* (Consumer Staples)	0.3%	130,600
1,112	Factset Research Systems, Inc. (Information Technology)	0.3%	123,276
1,476	Federal Realty Investment Trust (REIT) (Financials)	0.3%	129,298
1,213	Fossil, Inc.* (Consumer Discretionary)	0.3%	128,384
2,947	Green Mountain Coffee Roasters, Inc.* (Consumer Staples)	0.5%	242,744
1,666	Hansen Natural Corp.* (Consumer Staples)	0.2%	119,369
2,205	Henry Schein, Inc.* (Health Care)	0.3%	158,363
6,257	Hologic, Inc.* (Health Care)	0.3%	134,525
2,532	Informatica Corp.* (Information Technology)	0.3%	148,527

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,633	Kansas City Southern* (Industrials)	0.3%	$155,057
3,629	KBR, Inc. (Industrials)	0.3%	135,434
2,964	Lam Research Corp.* (Information Technology)	0.3%	139,293
1,537	Lubrizol Corp. (Materials)	0.4%	206,727
3,127	Macerich Co. (The) (REIT) (Financials)	0.4%	170,015
1,964	Manpower, Inc. (Industrials)	0.2%	120,059
775	Mettler-Toledo International, Inc.* (Health Care)	0.3%	129,712
1,976	National Fuel Gas Co. (Utilities)	0.3%	142,351
3,034	Nationwide Health Properties, Inc. (REIT) (Financials)	0.3%	132,889
10,484	New York Community Bancorp, Inc. (Financials)	0.4%	169,841
2,342	OGE Energy Corp. (Utilities)	0.2%	119,606
1,994	Perrigo Co. (Health Care)	0.4%	170,607
2,821	PetSmart, Inc. (Consumer Discretionary)	0.3%	127,791
3,361	Plains Exploration & Production Co.* (Energy)	0.3%	123,853
2,104	Polycom, Inc.* (Information Technology)	0.3%	120,791
1,945	Rayonier, Inc. (REIT) (Financials)	0.3%	129,129
3,678	ResMed, Inc.* (Health Care)	0.2%	118,432
3,620	Riverbed Technology, Inc.* (Information Technology)	0.3%	137,270
1,629	Rock-Tenn Co., Class A (Materials)	0.3%	125,156
2,709	Rovi Corp.* (Information Technology)	0.3%	157,014
1,987	SL Green Realty Corp. (REIT) (Financials)	0.4%	178,850
2,931	Trimble Navigation Ltd.* (Information Technology)	0.3%	128,055
2,338	Universal Health Services, Inc., Class B (Health Care)	0.3%	127,398
4,904	Vertex Pharmaceuticals, Inc.* (Health Care)	0.6%	264,767
717,578	Other Common Stocks	47.1%	21,878,243
	Total Common Stocks (Cost $25,847,137)		29,150,859

See accompanying notes to the financial statements.

28 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  UMDD  UltraPro MidCap400

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 0.3%
	Federal Home Loan Bank
$120,265	0.00%, due 06/01/11	$120,265
8,018	0.01%, due 06/01/11	8,018
20,044	0.02%, due 06/02/11	20,044
	Total U.S. Government & Agency Securities (Cost $148,327)	148,327
	Repurchase Agreements (a)(b) — 2.7%
1,248,100	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $1,248,106	1,248,100
	Total Repurchase Agreements (Cost $1,248,100)	1,248,100
	Total Investment Securities (Cost $27,243,564) — 65.8%	30,547,286
	Other assets less liabilities — 34.2%	15,868,186
	Net Assets — 100.0%	$46,415,472

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $21,744,472.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,690,612
Aggregate gross unrealized depreciation	(433,651)
Net unrealized appreciation	$3,256,961
Federal income tax cost of investments	$27,290,325

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	132	06/17/11	$13,200,000	$435,401

Cash collateral in the amount of $931,240 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$8,516,590	$2,280,658
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	5,252,862	1,296,212
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	15,059,811	99,662
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	6,137,352	1,537,042
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	18,653,051	192,276
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	29,677,622	9,133,163
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400TM Index	13,548,342	165,387
		$14,704,400

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 29

  UltraPro MidCap400  UMDD

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Consumer Discretionary	8.3%
Consumer Staples	2.5%
Energy	4.1%
Financials	12.5%
Health Care	6.9%
Industrials	9.7%
Information Technology	10.3%
Materials	4.7%
Telecommunication Services	0.3%
Utilities	3.5%
Other[1]	37.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

30 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  URTY  UltraPro Russell2000

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 64.2%
1,723	Acme Packet, Inc.* (Information Technology)	0.2%	$130,414
1,597	Acuity Brands, Inc. (Industrials)	0.1%	97,353
2,282	ADTRAN, Inc. (Information Technology)	0.1%	97,807
2,749	Allied Nevada Gold Corp.* (Materials)	0.2%	101,933
4,575	American Capital Agency Corp. (REIT) (Financials)	0.2%	138,943
12,467	American Capital Ltd.* (Financials)	0.2%	123,423
1,898	AMERIGROUP Corp.* (Health Care)	0.2%	134,587
3,545	Ariba, Inc.* (Information Technology)	0.2%	118,899
1,877	Berry Petroleum Co., Class A (Energy)	0.1%	98,374
4,803	BioMed Realty Trust, Inc. (REIT) (Financials)	0.1%	98,413
4,273	Brigham Exploration Co.* (Energy)	0.2%	133,061
700	CARBO Ceramics, Inc. (Energy)	0.2%	105,189
1,561	Catalyst Health Solutions, Inc.* (Health Care)	0.1%	95,268
5,068	CBL & Associates Properties, Inc. (REIT) (Financials)	0.1%	97,508
3,232	Coeur d'Alene Mines Corp.* (Materials)	0.1%	89,106
2,854	Complete Production Services, Inc.* (Energy)	0.1%	94,724
5,138	Dana Holding Corp.* (Consumer Discretionary)	0.1%	93,101
1,420	Deckers Outdoor Corp.* (Consumer Discretionary)	0.2%	129,362
1,247	Dril-Quip, Inc.* (Energy)	0.1%	92,502
2,702	Energy XXI Bermuda Ltd.* (Energy)	0.1%	92,706
4,420	GrafTech International Ltd.* (Industrials)	0.1%	93,439
3,435	HealthSouth Corp.* (Health Care)	0.1%	96,420
2,487	Healthspring, Inc.* (Health Care)	0.2%	109,055
2,628	Highwoods Properties, Inc. (REIT) (Financials)	0.1%	94,818
3,132	Jack Henry & Associates, Inc. (Information Technology)	0.1%	97,844

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,146	Kilroy Realty Corp. (REIT) (Financials)	0.1%	$88,995
1,099	Lufkin Industries, Inc. (Energy)	0.1%	99,690
12,712	MFA Financial, Inc. (REIT) (Financials)	0.2%	104,747
1,311	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.1%	89,869
1,662	Nicor, Inc. (Utilities)	0.1%	91,344
2,505	Nordson Corp. (Industrials)	0.2%	130,310
2,299	Onyx Pharmaceuticals, Inc.* (Health Care)	0.1%	97,593
4,261	Parametric Technology Corp.* (Information Technology)	0.1%	99,239
1,174	Pharmasset, Inc.* (Health Care)	0.2%	119,983
1,143	Polaris Industries, Inc. (Consumer Discretionary)	0.2%	126,130
3,559	Rackspace Hosting, Inc.* (Information Technology)	0.2%	156,596
4,913	Riverbed Technology, Inc.* (Information Technology)	0.3%	186,301
1,430	Rock-Tenn Co., Class A (Materials)	0.2%	109,867
1,913	Rockwood Holdings, Inc.* (Materials)	0.2%	100,605
1,935	Rosetta Resources, Inc.* (Energy)	0.1%	95,105
4,455	Solutia, Inc.* (Materials)	0.2%	111,241
2,461	Sotheby's (Consumer Discretionary)	0.2%	104,740
1,532	SVB Financial Group* (Financials)	0.1%	90,970
2,193	Tenneco, Inc.* (Consumer Discretionary)	0.1%	91,558
6,099	TIBCO Software, Inc.* (Information Technology)	0.2%	171,321
3,136	VeriFone Systems, Inc.* (Information Technology)	0.2%	150,936
1,630	Warnaco Group, Inc. (The)* (Consumer Discretionary)	0.1%	89,894
2,522	World Fuel Services Corp. (Energy)	0.1%	92,255
2,668	WR Grace & Co.* (Materials)	0.2%	124,836
2,629,277	Other Common Stocks	56.9%	41,570,475
	Total Common Stocks (Cost $43,522,082)		46,948,849

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 31

  UltraPro Russell2000  URTY

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 1.2%
	Federal Home Loan Bank
$702,945	0.00%, due 06/01/11	$702,945
46,863	0.01%, due 06/01/11	46,863
117,157	0.02%, due 06/02/11	117,157
	Total U.S. Government & Agency Securities (Cost $866,965)	866,965
	Repurchase Agreements (a)(b) — 15.8%
11,541,496	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $11,541,557	11,541,496
	Total Repurchase Agreements (Cost $11,541,496)	11,541,496
	Total Investment Securities (Cost $55,930,543) — 81.2%	59,357,310
	Other assets less liabilities — 18.8%	13,702,579
	Net Assets — 100.0%	$73,059,889

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $38,533,294.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,631,273
Aggregate gross unrealized depreciation	(1,544,535)
Net unrealized appreciation	$3,086,738
Federal income tax cost of investments	$56,270,572

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	271	06/17/11	$22,975,380	$1,185,824

Cash collateral in the amount of $929,530 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$21,341,202	$393,716
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	28,506,058	8,940,626
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	68,031,569	894,745
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	24,333,370	449,113
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	7,043,930	1,800,378
		$12,478,578

See accompanying notes to the financial statements.

32 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  URTY  UltraPro Russell2000

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Consumer Discretionary	8.4%
Consumer Staples	2.0%
Energy	4.4%
Financials	13.0%
Health Care	8.4%
Industrials	9.6%
Information Technology	12.2%
Materials	3.7%
Telecommunication Services	0.6%
Utilities	1.9%
Other[1]	35.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 33

  Ultra Russell1000 Value  UVG

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 59.8%
1,256	Amgen, Inc.* (Health Care)	0.5%	$76,038
649	Anadarko Petroleum Corp. (Energy)	0.3%	51,608
501	Apache Corp. (Energy)	0.4%	62,425
7,750	AT&T, Inc. (Telecommunication Services)	1.6%	244,590
13,159	Bank of America Corp. (Financials)	1.0%	154,618
1,591	Bank of New York Mellon Corp. (The) (Financials)	0.3%	44,723
2,268	Berkshire Hathaway, Inc., Class B* (Financials)	1.2%	179,331
2,255	Bristol-Myers Squibb Co. (Health Care)	0.4%	64,854
2,495	Chevron Corp. (Energy)	1.7%	261,750
2,775	Citigroup, Inc. (Financials)	0.8%	114,183
702	Coca-Cola Co. (The) (Consumer Staples)	0.3%	46,901
3,690	Comcast Corp., Class A (Consumer Discretionary)	0.6%	93,136
1,144	ConocoPhillips (Energy)	0.6%	83,764
483	CSX Corp. (Industrials)	0.2%	38,302
1,587	CVS Caremark Corp. (Consumer Staples)	0.4%	61,401
555	Devon Energy Corp. (Energy)	0.3%	46,659
782	Dominion Resources, Inc. (Utilities)	0.2%	37,317
1,515	Dow Chemical Co. (The) (Materials)	0.4%	54,737
778	E.I. du Pont de Nemours & Co. (Materials)	0.3%	41,467
1,027	Eli Lilly & Co. (Health Care)	0.3%	39,519
866	Exelon Corp. (Utilities)	0.2%	36,242
541	Exxon Mobil Corp. (Energy)	0.3%	45,157
10,754	General Electric Co. (Industrials)	1.4%	211,209
675	Goldman Sachs Group, Inc. (The) (Financials)	0.6%	94,993
2,306	Intel Corp. (Information Technology)	0.3%	51,908
3,075	Johnson & Johnson (Health Care)	1.4%	206,917
5,218	JPMorgan Chase & Co. (Financials)	1.5%	225,626
2,104	Kraft Foods, Inc., Class A (Consumer Staples)	0.5%	73,577
682	Marathon Oil Corp. (Energy)	0.2%	36,944
4,090	Merck & Co., Inc. (Health Care)	1.0%	150,308

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,325	Microsoft Corp. (Information Technology)	0.6%	$83,158
550	National Oilwell Varco, Inc. (Energy)	0.3%	39,919
2,371	News Corp., Class A (Consumer Discretionary)	0.3%	43,484
849	Occidental Petroleum Corp. (Energy)	0.6%	91,565
899	PepsiCo, Inc. (Consumer Staples)	0.4%	63,937
10,579	Pfizer, Inc. (Health Care)	1.5%	226,920
690	PNC Financial Services Group, Inc. (Financials)	0.3%	43,070
3,551	Procter & Gamble Co. (The) (Consumer Staples)	1.6%	237,917
609	Prudential Financial, Inc. (Financials)	0.3%	38,842
1,081	Southern Co. (Utilities)	0.3%	43,326
1,127	Time Warner, Inc. (Consumer Discretionary)	0.3%	41,057
2,514	U.S. Bancorp (Financials)	0.4%	64,358
581	Union Pacific Corp. (Industrials)	0.4%	60,988
1,413	UnitedHealth Group, Inc. (Health Care)	0.5%	69,166
3,707	Verizon Communications, Inc. (Telecommunication Services)	0.9%	136,899
1,006	Wal-Mart Stores, Inc. (Consumer Staples)	0.4%	55,551
2,569	Walt Disney Co. (The) (Consumer Discretionary)	0.7%	106,947
493	WellPoint, Inc. (Health Care)	0.3%	38,538
6,382	Wells Fargo & Co. (Financials)	1.2%	181,057
145,224	Other Common Stocks	29.3%	4,429,338
	Total Common Stocks (Cost $7,553,137)		9,026,241
Principal Amount
	U.S. Government & Agency Securities (a) — 1.9%
	Federal Home Loan Bank
$229,355	0.00%, due 06/01/11		229,355
15,290	0.01%, due 06/01/11		15,290
38,226	0.02%, due 06/02/11		38,226
	Total U.S. Government & Agency Securities (Cost $282,871)		282,871

See accompanying notes to the financial statements.

34 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  UVG  Ultra Russell1000 Value

Principal Amount		Value
	Repurchase Agreements (a)(b) — 22.2%
$3,361,051	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $3,361,067	$3,361,051
	Total Repurchase Agreements (Cost $3,361,051)	3,361,051
	Total Investment Securities (Cost $11,197,059) — 83.9%	12,670,163
	Other assets less liabilities — 16.1%	2,430,281
	Net Assets — 100.0%	$15,100,444

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $2,844,059.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,629,562
Aggregate gross unrealized depreciation	(513,692)
Net unrealized appreciation	$1,115,870
Federal income tax cost of investments	$11,554,293

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$202,742	$1,347
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	5,294,361	23,066
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	12,469,619	1,268,177
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	3,210,366	437,588
		$1,730,178

Ultra Russell1000 Value invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Consumer Discretionary	4.7%
Consumer Staples	5.9%
Energy	7.8%
Financials	15.5%
Health Care	8.0%
Industrials	5.7%
Information Technology	3.1%
Materials	1.9%
Telecommunication Services	3.1%
Utilities	4.1%
Other[1]	40.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 35

  Ultra Russell1000 Growth  UKF

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 58.5%
1,049	3M Co. (Industrials)	0.6%	$99,005
2,048	Abbott Laboratories (Health Care)	0.6%	107,008
899	Accenture plc, Class A (Information Technology)	0.3%	51,594
1,786	Altria Group, Inc. (Consumer Staples)	0.3%	50,115
514	Amazon.com, Inc.* (Consumer Discretionary)	0.6%	101,099
1,542	American Express Co. (Financials)	0.5%	79,567
1,338	Apple, Inc.* (Information Technology)	2.6%	465,397
731	Baxter International, Inc. (Health Care)	0.2%	43,509
904	Boeing Co. (The) (Industrials)	0.4%	70,539
924	Caterpillar, Inc. (Industrials)	0.6%	97,759
8,399	Cisco Systems, Inc. (Information Technology)	0.8%	141,103
2,311	Coca-Cola Co. (The) (Consumer Staples)	0.9%	154,398
604	Colgate-Palmolive Co. (Consumer Staples)	0.3%	52,868
796	ConocoPhillips (Energy)	0.3%	58,283
648	Costco Wholesale Corp. (Consumer Staples)	0.3%	53,447
590	Deere & Co. (Industrials)	0.3%	50,787
1,136	DIRECTV, Class A* (Consumer Discretionary)	0.3%	57,095
3,023	EMC Corp.* (Information Technology)	0.5%	86,065
1,108	Emerson Electric Co. (Industrials)	0.3%	60,441
806	Express Scripts, Inc.* (Health Care)	0.3%	48,005
6,888	Exxon Mobil Corp. (Energy)	3.3%	574,941
5,395	Ford Motor Co.* (Consumer Discretionary)	0.5%	80,493
1,382	Freeport-McMoRan Copper & Gold, Inc. (Materials)	0.4%	71,366
3,643	General Electric Co. (Industrials)	0.4%	71,549
1,170	Gilead Sciences, Inc.* (Health Care)	0.3%	48,836
358	Google, Inc., Class A* (Information Technology)	1.1%	189,389
1,336	Halliburton Co. (Energy)	0.4%	67,000
3,221	Hewlett-Packard Co. (Information Technology)	0.7%	120,401
2,350	Home Depot, Inc. (Consumer Discretionary)	0.5%	85,258

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,127	Honeywell International, Inc. (Industrials)	0.4%	$67,113
5,597	Intel Corp. (Information Technology)	0.7%	125,988
1,781	International Business Machines Corp. (Information Technology)	1.7%	300,864
1,582	McDonald's Corp. (Consumer Discretionary)	0.7%	128,996
1,246	Medtronic, Inc. (Health Care)	0.3%	50,712
7,536	Microsoft Corp. (Information Technology)	1.1%	188,475
802	Monsanto Co. (Materials)	0.3%	56,974
529	NIKE, Inc., Class B (Consumer Discretionary)	0.2%	44,674
5,602	Oracle Corp. (Information Technology)	1.1%	191,700
1,364	PepsiCo, Inc. (Consumer Staples)	0.6%	97,008
2,293	Philip Morris International, Inc. (Consumer Staples)	0.9%	164,523
450	Praxair, Inc. (Materials)	0.2%	47,628
2,412	QUALCOMM, Inc. (Information Technology)	0.8%	141,319
1,754	Schlumberger Ltd. (Energy)	0.9%	150,353
1,019	Target Corp. (Consumer Discretionary)	0.3%	50,471
1,050	United Parcel Service, Inc., Class B (Industrials)	0.4%	77,165
1,254	United Technologies Corp. (Industrials)	0.6%	110,064
687	Visa, Inc., Class A (Information Technology)	0.3%	55,688
1,240	Walgreen Co. (Consumer Staples)	0.3%	54,101
1,721	Wal-Mart Stores, Inc. (Consumer Staples)	0.5%	95,034
119,113	Other Common Stocks	27.6%	4,855,792
	Total Common Stocks (Cost $7,665,039)		10,291,959
Principal Amount
	U.S. Government & Agency Securities (a) — 1.8%
	Federal Home Loan Bank
$261,049	0.00%, due 06/01/11		261,049
17,403	0.01%, due 06/01/11		17,403
43,508	0.02%, due 06/02/11		43,508
	Total U.S. Government & Agency Securities (Cost $321,960)		321,960

See accompanying notes to the financial statements.

36 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  UKF  Ultra Russell1000 Growth

Principal Amount		Value
	Repurchase Agreements (a)(b) — 15.2%
$2,670,158	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $2,670,176	$2,670,158
	Total Repurchase Agreements (Cost $2,670,158)	2,670,158
	Total Investment Securities (Cost $10,657,157) — 75.5%	13,284,077
	Other assets less liabilities — 24.5%	4,320,332
	Net Assets — 100.0%	$17,604,409

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $3,799,877.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,655,641
Aggregate gross unrealized depreciation	(784,338)
Net unrealized appreciation	$1,871,303
Federal income tax cost of investments	$11,412,774

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$274,576	$1,758
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	7,527,973	32,628
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	1,260,625	269,083
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	11,819,221	2,683,307
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	4,032,096	704,460
		$3,691,236

Ultra Russell1000 Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Consumer Discretionary	8.5%
Consumer Staples	5.8%
Energy	6.7%
Financials	2.8%
Health Care	5.8%
Industrials	7.8%
Information Technology	17.6%
Materials	3.0%
Telecommunication Services	0.5%
Utilities	0.0%
Other[1]	41.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 37

  Ultra Russell MidCap Value  UVU

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 43.6%
361	Ameriprise Financial, Inc. (Financials)	0.2%	$22,104
1,479	Annaly Capital Management, Inc. (REIT) (Financials)	0.3%	26,814
502	AON Corp. (Financials)	0.3%	26,179
163	AvalonBay Communities, Inc. (REIT) (Financials)	0.2%	21,690
259	Boston Properties, Inc. (REIT) (Financials)	0.3%	28,063
2,828	Boston Scientific Corp.* (Health Care)	0.2%	20,305
269	Bunge Ltd. (Consumer Staples)	0.2%	20,027
1,117	CBS Corp., Class B (Consumer Discretionary)	0.3%	31,220
1,099	CenturyLink, Inc. (Telecommunication Services)	0.5%	47,466
516	CIGNA Corp. (Health Care)	0.3%	25,743
526	Consolidated Edison, Inc. (Utilities)	0.3%	27,910
1,014	Discover Financial Services (Financials)	0.3%	24,174
462	Eaton Corp. (Industrials)	0.3%	23,872
608	Edison International (Utilities)	0.3%	23,931
1,165	El Paso Corp. (Energy)	0.3%	24,523
494	Equity Residential (REIT) (Financials)	0.3%	30,544
1,711	Fifth Third Bancorp (Financials)	0.2%	22,346
779	FirstEnergy Corp. (Utilities)	0.4%	34,759
313	Fluor Corp. (Industrials)	0.2%	21,575
532	Forest Laboratories, Inc.* (Health Care)	0.2%	19,163
759	Hartford Financial Services Group, Inc. (Financials)	0.2%	20,227
749	HCP, Inc. (REIT) (Financials)	0.3%	28,417
1,227	Host Hotels & Resorts, Inc. (REIT) (Financials)	0.2%	21,571
317	Humana, Inc.* (Health Care)	0.3%	25,528
600	Ingersoll-Rand plc (Industrials)	0.3%	29,940
342	ITT Corp. (Industrials)	0.2%	19,706
441	Liberty Global, Inc., Class A* (Consumer Discretionary)	0.2%	19,867
1,114	Liberty Media Corp. - Interactive, Class A* (Consumer Discretionary)	0.2%	20,286

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
268	Lorillard, Inc. (Consumer Staples)	0.3%	$30,895
709	Macy's, Inc. (Consumer Discretionary)	0.2%	20,476
329	Mead Johnson Nutrition Co. (Consumer Staples)	0.2%	22,303
315	Murphy Oil Corp. (Energy)	0.2%	21,700
326	Noble Energy, Inc. (Energy)	0.3%	30,383
501	Peabody Energy Corp. (Energy)	0.3%	30,741
216	Pioneer Natural Resources Co. (Energy)	0.2%	19,833
259	PPG Industries, Inc. (Materials)	0.3%	22,973
1,076	PPL Corp. (Utilities)	0.3%	30,332
535	Progress Energy, Inc. (Utilities)	0.3%	25,477
1,250	Progressive Corp. (The) (Financials)	0.3%	27,062
462	Sempra Energy (Utilities)	0.3%	25,489
1,208	Spectra Energy Corp. (Energy)	0.3%	33,329
299	Stanley Black & Decker, Inc. (Industrials)	0.2%	22,090
999	SunTrust Banks, Inc. (Financials)	0.3%	28,102
1,054	Valero Energy Corp. (Energy)	0.3%	28,985
619	Virgin Media, Inc. (Consumer Discretionary)	0.2%	20,192
274	Vornado Realty Trust (REIT) (Financials)	0.3%	26,956
998	Weyerhaeuser Co. (REIT) (Financials)	0.2%	21,497
900	Xcel Energy, Inc. (Utilities)	0.2%	22,266
2,572	Xerox Corp. (Information Technology)	0.3%	26,260
114,349	Other Common Stocks	30.6%	2,937,270
	Total Common Stocks (Cost $3,813,228)		4,182,561
Principal Amount
	U.S. Government & Agency Securities (a) — 1.6%
	Federal Home Loan Bank
$126,028	0.00%, due 06/01/11		126,028
8,402	0.01%, due 06/01/11		8,402
21,005	0.02%, due 06/02/11		21,005
	Total U.S. Government & Agency Securities (Cost $155,435)		155,435

See accompanying notes to the financial statements.

38 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  UVU  Ultra Russell MidCap Value

Principal Amount		Value
	Repurchase Agreements (a)(b) — 17.4%
$1,673,389	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $1,673,397	$1,673,389
	Total Repurchase Agreements (Cost $1,673,389)	1,673,389
	Total Investment Securities (Cost $5,642,052) — 62.6%	6,011,385
	Other assets less liabilities — 37.4%	3,590,126
	Net Assets — 100.0%	$9,601,511

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $1,515,135.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$244,441
Aggregate gross unrealized depreciation	(59,354)
Net unrealized appreciation	$185,087
Federal income tax cost of investments	$5,826,298

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$253,971	$3,565
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	2,209,004	24,070
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	7,794,961	2,209,040
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	4,764,679	849,482
		$3,086,157

Ultra Russell MidCap Value invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Consumer Discretionary	4.7%
Consumer Staples	2.9%
Energy	5.1%
Financials	12.7%
Health Care	2.5%
Industrials	4.7%
Information Technology	2.5%
Materials	2.3%
Telecommunication Services	0.9%
Utilities	5.3%
Other[1]	56.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 39

  Ultra Russell MidCap Growth  UKW

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 43.5%
1,293	Agilent Technologies, Inc.* (Health Care)	0.4%	$64,482
1,189	Altera Corp. (Information Technology)	0.3%	57,179
1,050	AmerisourceBergen Corp. (Health Care)	0.3%	43,281
645	Amphenol Corp., Class A (Information Technology)	0.2%	34,869
1,107	Analog Devices, Inc. (Information Technology)	0.3%	45,575
852	Autodesk, Inc.* (Information Technology)	0.2%	36,619
1,591	Avon Products, Inc. (Consumer Staples)	0.3%	47,269
929	Bed Bath & Beyond, Inc.* (Consumer Discretionary)	0.3%	50,064
674	BMC Software, Inc.* (Information Technology)	0.2%	37,629
616	C.H. Robinson Worldwide, Inc. (Industrials)	0.3%	49,416
321	C.R. Bard, Inc. (Health Care)	0.2%	35,881
690	Citrix Systems, Inc.* (Information Technology)	0.3%	60,458
503	Cliffs Natural Resources, Inc. (Materials)	0.3%	45,622
1,133	Coach, Inc. (Consumer Discretionary)	0.4%	72,127
382	Concho Resources, Inc.* (Energy)	0.2%	36,141
622	Cooper Industries plc (Industrials)	0.2%	39,093
1,079	Crown Castle International Corp.* (Telecommunication Services)	0.3%	44,681
745	Cummins, Inc. (Industrials)	0.4%	78,404
867	Ecolab, Inc. (Materials)	0.3%	47,581
421	Edwards Lifesciences Corp.* (Health Care)	0.2%	37,355
410	Estee Lauder Cos., Inc. (The), Class A (Consumer Staples)	0.2%	42,029
791	Expeditors International of Washington, Inc. (Industrials)	0.2%	41,781
903	FMC Technologies, Inc.* (Energy)	0.2%	40,301
440	Green Mountain Coffee Roasters, Inc.* (Consumer Staples)	0.2%	36,243
1,262	International Paper Co. (Materials)	0.2%	39,400
1,042	Intuit, Inc.* (Information Technology)	0.3%	56,237

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
145	Intuitive Surgical, Inc.* (Health Care)	0.3%	$50,605
388	Laboratory Corp. of America Holdings* (Health Care)	0.2%	39,122
992	Limited Brands, Inc. (Consumer Discretionary)	0.2%	39,640
1,008	Marriott International, Inc., Class A (Consumer Discretionary)	0.2%	38,112
1,854	Marsh & McLennan Cos., Inc. (Financials)	0.3%	56,862
823	McGraw-Hill Cos., Inc. (The) (Consumer Discretionary)	0.2%	34,953
1,367	NetApp, Inc.* (Information Technology)	0.4%	74,871
148	NetFlix, Inc.* (Consumer Discretionary)	0.2%	40,078
2,126	NVIDIA Corp.* (Information Technology)	0.3%	42,605
1,199	Paychex, Inc. (Information Technology)	0.2%	38,728
176	priceline.com, Inc.* (Consumer Discretionary)	0.5%	90,673
530	Rockwell Automation, Inc. (Industrials)	0.3%	44,048
455	Ross Stores, Inc. (Consumer Discretionary)	0.2%	37,292
426	Salesforce.com, Inc.* (Information Technology)	0.4%	64,863
854	SanDisk Corp.* (Information Technology)	0.2%	40,582
704	Starwood Hotels & Resorts Worldwide, Inc. (Consumer Discretionary)	0.3%	42,930
964	T. Rowe Price Group, Inc. (Financials)	0.4%	61,021
620	Teradata Corp.* (Information Technology)	0.2%	34,590
469	Tiffany & Co. (Consumer Discretionary)	0.2%	35,485
751	Vertex Pharmaceuticals, Inc.* (Health Care)	0.2%	40,546
2,363	Western Union Co. (The) (Information Technology)	0.3%	48,583
280	Wynn Resorts Ltd. (Consumer Discretionary)	0.2%	41,026
962	Xilinx, Inc. (Information Technology)	0.2%	34,324
156,874	Other Common Stocks	30.5%	5,338,104
	Total Common Stocks (Cost $5,425,265)		7,629,360

See accompanying notes to the financial statements.

40 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  UKW  Ultra Russell MidCap Growth

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 3.2%
	Federal Home Loan Bank
$458,361	0.00%, due 06/01/11	$458,361
30,557	0.01%, due 06/01/11	30,557
76,393	0.02%, due 06/02/11	76,393
	Total U.S. Government & Agency Securities (Cost $565,311)	565,311
	Repurchase Agreements (a)(b) — 23.9%
4,184,888	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $4,184,916	4,184,888
	Total Repurchase Agreements (Cost $4,184,888)	4,184,888
	Total Investment Securities (Cost $10,175,464) — 70.6%	12,379,559
	Other assets less liabilities — 29.4%	5,143,073
	Net Assets — 100.0%	$17,522,632

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $4,425,832.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,108,615
Aggregate gross unrealized depreciation	(306,564)
Net unrealized appreciation	$1,802,051
Federal income tax cost of investments	$10,577,508

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$134,794	$1,804
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	11,832,019	131,590
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	10,799,924	3,158,610
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	4,644,812	1,052,438
		$4,344,442

Ultra Russell MidCap Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Consumer Discretionary	8.9%
Consumer Staples	2.4%
Energy	2.5%
Financials	3.1%
Health Care	5.8%
Industrials	6.7%
Information Technology	10.0%
Materials	3.2%
Telecommunication Services	0.8%
Utilities	0.1%
Other[1]	56.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 41

  Ultra Russell2000 Value  UVT

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 42.0%
424	Alaska Air Group, Inc.* (Industrials)	0.2%	$28,637
1,064	Alterra Capital Holdings Ltd. (Financials)	0.1%	24,206
820	American Campus Communities, Inc. (REIT) (Financials)	0.2%	28,979
1,566	American Capital Agency Corp. (REIT) (Financials)	0.3%	47,559
4,268	American Capital Ltd.* (Financials)	0.2%	42,253
565	AMERIGROUP Corp.* (Health Care)	0.2%	40,064
2,436	Apollo Investment Corp. (Financials)	0.2%	27,795
642	Berry Petroleum Co., Class A (Energy)	0.2%	33,647
577	Bill Barrett Corp.* (Energy)	0.1%	25,717
1,644	BioMed Realty Trust, Inc. (REIT) (Financials)	0.2%	33,686
1,735	CBL & Associates Properties, Inc. (REIT) (Financials)	0.2%	33,381
763	Cleco Corp. (Utilities)	0.1%	26,774
1,034	Coeur d'Alene Mines Corp.* (Materials)	0.2%	28,507
977	Complete Production Services, Inc.* (Energy)	0.2%	32,427
2,081	DiamondRock Hospitality Co. (REIT) (Financials)	0.1%	23,931
458	Dillard's, Inc., Class A (Consumer Discretionary)	0.1%	25,735
833	EMCOR Group, Inc.* (Industrials)	0.1%	25,298
584	Entertainment Properties Trust (REIT) (Financials)	0.2%	28,371
375	Esterline Technologies Corp.* (Industrials)	0.2%	28,357
1,183	Extra Space Storage, Inc. (REIT) (Financials)	0.1%	25,742
912	Hatteras Financial Corp. (REIT) (Financials)	0.1%	26,640
851	Healthspring, Inc.* (Health Care)	0.2%	37,316
3,493	Hecla Mining Co.* (Materials)	0.2%	29,656
900	Highwoods Properties, Inc. (REIT) (Financials)	0.2%	32,472
604	IDACORP, Inc. (Utilities)	0.1%	23,779
1,649	International Coal Group, Inc.* (Energy)	0.1%	23,960

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,485	Key Energy Services, Inc.* (Energy)	0.1%	$26,255
735	Kilroy Realty Corp. (REIT) (Financials)	0.2%	30,480
1,069	LaSalle Hotel Properties (REIT) (Financials)	0.2%	29,911
758	Medicis Pharmaceutical Corp., Class A (Health Care)	0.2%	28,402
4,352	MFA Financial, Inc. (REIT) (Financials)	0.2%	35,860
570	Moog, Inc., Class A* (Industrials)	0.1%	23,398
1,047	National Retail Properties, Inc. (REIT) (Financials)	0.2%	26,992
519	New Jersey Resources Corp. (Utilities)	0.1%	23,916
569	Nicor, Inc. (Utilities)	0.2%	31,272
901	Piedmont Natural Gas Co., Inc. (Utilities)	0.2%	28,354
946	Portland General Electric Co. (Utilities)	0.1%	24,568
611	Post Properties, Inc. (REIT) (Financials)	0.1%	25,723
386	ProAssurance Corp.* (Financials)	0.2%	27,140
586	Prosperity Bancshares, Inc. (Financials)	0.1%	25,637
827	Rent-A-Center, Inc. (Consumer Discretionary)	0.2%	26,844
322	Rock-Tenn Co., Class A (Materials)	0.1%	24,739
622	Sensient Technologies Corp. (Materials)	0.1%	23,667
1,171	Starwood Property Trust, Inc. (REIT) (Financials)	0.1%	25,458
525	SVB Financial Group* (Financials)	0.2%	31,174
437	TreeHouse Foods, Inc.* (Consumer Staples)	0.1%	26,626
533	WellCare Health Plans, Inc.* (Health Care)	0.1%	26,250
636	WGL Holdings, Inc. (Utilities)	0.1%	24,963
769	WR Grace & Co.* (Materials)	0.2%	35,982
449,365	Other Common Stocks	34.3%	6,322,808
	Total Common Stocks (Cost $7,338,480)		7,741,308

See accompanying notes to the financial statements.

42 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  UVT  Ultra Russell2000 Value

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 3.3%
	Federal Home Loan Bank
$500,917	0.00%, due 06/01/11	$500,917
33,394	0.01%, due 06/01/11	33,394
83,486	0.02%, due 06/02/11	83,486
	Total U.S. Government & Agency Securities (Cost $617,797)	617,797
	Repurchase Agreements (a)(b) — 26.3%
4,851,045	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $4,851,075	4,851,045
	Total Repurchase Agreements (Cost $4,851,045)	4,851,045
	Total Investment Securities (Cost $12,807,322) — 71.6%	13,210,150
	Other assets less liabilities — 28.4%	5,243,917
	Net Assets — 100.0%	$18,454,067

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $4,337,253.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,584,231
Aggregate gross unrealized depreciation	(1,269,469)
Net unrealized appreciation	$314,762
Federal income tax cost of investments	$12,895,388

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$69,994	$1,155
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	9,464,602	117,796
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	1,276,187	289,120
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	10,491,103	2,882,400
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	7,862,938	1,029,041
		$4,319,512

Ultra Russell2000 Value invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Consumer Discretionary	3.9%
Consumer Staples	1.3%
Energy	3.6%
Financials	15.5%
Health Care	2.5%
Industrials	5.7%
Information Technology	3.9%
Materials	2.7%
Telecommunication Services	0.3%
Utilities	2.6%
Other[1]	58.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 43

  Ultra Russell2000 Growth  UKK

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 55.5%
1,366	Acme Packet, Inc.* (Information Technology)	0.3%	$103,393
1,265	Acuity Brands, Inc. (Industrials)	0.2%	77,114
1,808	ADTRAN, Inc. (Information Technology)	0.2%	77,491
2,179	Allied Nevada Gold Corp.* (Materials)	0.2%	80,797
2,193	American Medical Systems Holdings, Inc.* (Health Care)	0.2%	65,658
2,809	Ariba, Inc.* (Information Technology)	0.3%	94,214
2,395	Aruba Networks, Inc.* (Information Technology)	0.2%	68,066
3,386	Brigham Exploration Co.* (Energy)	0.3%	105,440
555	CARBO Ceramics, Inc. (Energy)	0.2%	83,400
1,237	Catalyst Health Solutions, Inc.* (Health Care)	0.2%	75,494
1,369	Cavium Networks, Inc.* (Information Technology)	0.2%	60,893
671	Clean Harbors, Inc.* (Industrials)	0.2%	67,878
1,699	Cubist Pharmaceuticals, Inc.* (Health Care)	0.2%	65,462
3,767	Dana Holding Corp.* (Consumer Discretionary)	0.2%	68,258
1,126	Deckers Outdoor Corp.* (Consumer Discretionary)	0.3%	102,579
833	Dollar Thrifty Automotive Group, Inc.* (Industrials)	0.2%	69,097
988	Dril-Quip, Inc.* (Energy)	0.2%	73,290
2,142	Energy XXI Bermuda Ltd.* (Energy)	0.2%	73,492
2,608	Finisar Corp.* (Information Technology)	0.2%	62,644
1,285	Fortinet, Inc.* (Information Technology)	0.2%	62,310
1,128	Genesee & Wyoming, Inc., Class A* (Industrials)	0.2%	66,947
3,503	GrafTech International Ltd.* (Industrials)	0.2%	74,053
2,117	GSI Commerce, Inc.* (Information Technology)	0.2%	61,922
2,568	HealthSouth Corp.* (Health Care)	0.2%	72,084
790	HMS Holdings Corp.* (Health Care)	0.2%	61,667
2,483	Jack Henry & Associates, Inc. (Information Technology)	0.2%	77,569
871	Lufkin Industries, Inc. (Energy)	0.2%	79,008

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,822	Netlogic Microsystems, Inc.* (Information Technology)	0.2%	$69,819
1,985	Nordson Corp. (Industrials)	0.3%	103,260
1,822	Onyx Pharmaceuticals, Inc.* (Health Care)	0.2%	77,344
3,377	Parametric Technology Corp.* (Information Technology)	0.2%	78,650
930	Pharmasset, Inc.* (Health Care)	0.3%	95,046
906	Polaris Industries, Inc. (Consumer Discretionary)	0.3%	99,977
2,821	Rackspace Hosting, Inc.* (Information Technology)	0.4%	124,124
3,894	Riverbed Technology, Inc.* (Information Technology)	0.4%	147,660
1,658	Salix Pharmaceuticals Ltd.* (Health Care)	0.2%	66,370
1,190	Signature Bank/NY* (Financials)	0.2%	67,735
3,531	Solutia, Inc.* (Materials)	0.3%	88,169
1,950	Sotheby's (Consumer Discretionary)	0.2%	82,992
1,977	SuccessFactors, Inc.* (Information Technology)	0.2%	69,333
1,738	Tenneco, Inc.* (Consumer Discretionary)	0.2%	72,561
4,834	TIBCO Software, Inc.* (Information Technology)	0.4%	135,787
4,745	TriQuint Semiconductor, Inc.* (Information Technology)	0.2%	61,448
1,024	Under Armour, Inc., Class A* (Consumer Discretionary)	0.2%	66,744
1,180	Veeco Instruments, Inc.* (Information Technology)	0.2%	67,956
2,486	VeriFone Systems, Inc.* (Information Technology)	0.3%	119,651
1,292	Warnaco Group, Inc. (The)* (Consumer Discretionary)	0.2%	71,254
1,773	Woodward, Inc. (Industrials)	0.2%	62,445
1,129	Wright Express Corp.* (Information Technology)	0.2%	60,921
945,253	Other Common Stocks	44.2%	15,367,373
	Total Common Stocks (Cost $13,311,466)		19,286,839
No. of Warrants
	Warrants — 0.0%
18	GreenHunter Energy, Inc.,
	expiring 08/27/11
	at $27.50*	0.0%	—
	Total Warrants (Cost $—)		—

See accompanying notes to the financial statements.

44 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  UKK  Ultra Russell2000 Growth

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 3.0%
	Federal Home Loan Bank
$861,743	0.00%, due 06/01/11	$861,743
57,450	0.01%, due 06/01/11	57,450
143,623	0.02%, due 06/02/11	143,623
	Total U.S. Government & Agency Securities (Cost $1,062,816)	1,062,816
	Repurchase Agreements (a)(b) — 21.5%
7,471,151	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $7,471,202	7,471,151
	Total Repurchase Agreements (Cost $7,471,151)	7,471,151
	Total Investment Securities (Cost $21,845,433) — 80.0%	27,820,806
	Other assets less liabilities — 20.0%	6,951,977
	Net Assets — 100.0%	$34,772,783

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $7,470,862.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,289,600
Aggregate gross unrealized depreciation	(1,235,049)
Net unrealized appreciation	$5,054,551
Federal income tax cost of investments	$22,766,255

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$291,257	$5,960
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	23,158,121	370,105
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	19,435,746	3,720,261
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	7,374,451	1,715,217
		$5,811,543

Ultra Russell2000 Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Consumer Discretionary	9.2%
Consumer Staples	1.7%
Energy	3.0%
Financials	2.7%
Health Care	10.9%
Industrials	9.0%
Information Technology	15.5%
Materials	2.8%
Telecommunication Services	0.6%
Utilities	0.1%
Other[1]	44.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 45

  Ultra Basic Materials  UYM

Shares		Value
	Common Stocks (a) — 41.7%
	Chemicals — 22.7%
8,266	A. Schulman, Inc.	$210,700
53,151	Air Products & Chemicals, Inc.	5,054,129
19,083	Airgas, Inc.	1,318,254
24,175	Albemarle Corp.	1,712,557
19,013	Ashland, Inc.	1,299,348
15,887	Cabot Corp.	670,908
14,808	Calgon Carbon Corp.*	255,438
41,441	Celanese Corp.	2,158,662
18,785	CF Industries Holdings, Inc.	2,888,757
25,238	Chemtura Corp.*	480,784
12,822	Cytec Industries, Inc.	720,468
302,468	Dow Chemical Co. (The)	10,928,169
243,768	E.I. du Pont de Nemours & Co.	12,992,834
18,062	Eastman Chemical Co.	1,911,863
61,722	Ecolab, Inc.	3,387,303
19,223	FMC Corp.	1,621,460
12,810	H.B. Fuller Co.	285,535
50,868	Huntsman Corp.	963,949
20,785	International Flavors & Fragrances, Inc.	1,331,487
11,270	Intrepid Potash, Inc.*	362,781
17,358	Lubrizol Corp.	2,334,651
89,770	LyondellBasell Industries N.V., Class A	3,932,824
4,954	Minerals Technologies, Inc.	336,872
39,356	Mosaic Co. (The)	2,788,373
3,122	NewMarket Corp.	543,915
18,866	Olin Corp.	453,161
8,129	OM Group, Inc.*	303,049
43,114	PPG Industries, Inc.	3,824,212
81,569	Praxair, Inc.	8,633,263
18,007	Rockwood Holdings, Inc.*	946,988
34,039	RPM International, Inc.	799,917
13,048	Sensient Technologies Corp.	496,476
27,667	Sigma-Aldrich Corp.	1,944,713
32,118	Solutia, Inc.*	801,987
15,942	WR Grace & Co.*	745,926
		79,441,713
	Commercial Services & Supplies — 0.3%
27,426	Avery Dennison Corp.	1,161,217
	Metals & Mining — 13.5%
28,907	AK Steel Holding Corp.	442,277
281,070	Alcoa, Inc.	4,724,787
24,569	Allegheny Technologies, Inc.	1,646,123
21,179	Allied Nevada Gold Corp.*	785,317
11,658	Carpenter Technology Corp.	612,861
35,813	Cliffs Natural Resources, Inc.	3,248,239

Shares		Value
	Common Stocks (a) (continued)
23,290	Coeur d'Alene Mines Corp.*	$642,105
30,252	Commercial Metals Co.	450,452
8,654	Compass Minerals International, Inc.	804,562
248,843	Freeport-McMoRan Copper & Gold, Inc.	12,850,253
67,730	Hecla Mining Co.*	575,028
3,893	Kaiser Aluminum Corp.	205,317
127,869	Newmont Mining Corp.	7,233,549
75,360	Nucor Corp.	3,190,743
19,624	Reliance Steel & Aluminum Co.	1,010,832
14,196	Royal Gold, Inc.	880,436
7,935	RTI International Metals, Inc.*	302,562
56,018	Southern Copper Corp.	1,935,982
56,908	Steel Dynamics, Inc.	973,127
22,632	Titanium Metals Corp.*	423,897
37,907	United States Steel Corp.	1,747,892
16,975	Walter Energy, Inc.	2,114,236
15,891	Worthington Industries, Inc.	346,901
		47,147,478
	Oil, Gas & Consumable Fuels — 3.8%
31,556	Alpha Natural Resources, Inc.*	1,728,953
42,970	Arch Coal, Inc.	1,284,373
59,694	CONSOL Energy, Inc.	3,060,511
46,888	International Coal Group, Inc.*	681,283
27,239	Massey Energy Co.	1,797,774
20,351	Patriot Coal Corp.*	470,719
70,520	Peabody Energy Corp.	4,327,107
29,717	USEC, Inc.*	124,217
		13,474,937
	Paper & Forest Products — 1.4%
19,526	AbitibiBowater, Inc.*	484,245
11,097	Domtar Corp.	1,137,220
106,859	International Paper Co.	3,336,138
		4,957,603
	Total Common Stocks (Cost $140,755,565)	146,182,948
Principal Amount
	U.S. Government & Agency Securities (a) — 5.1%
	Federal Home Loan Bank
$14,320,508	0.00%, due 06/01/11	14,320,508
954,700	0.01%, due 06/01/11	954,700
2,386,742	0.02%, due 06/02/11	2,386,742
	Total U.S. Government & Agency Securities (Cost $17,661,950)	17,661,950

See accompanying notes to the financial statements.

46 :: Schedule of Portfolio Investments :: May 31, 2011

  UYM  Ultra Basic Materials

Principal Amount		Value
	Repurchase Agreements (a)(b) — 47.9%
$167,684,445	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $167,685,461	$167,684,445
	Total Repurchase Agreements (Cost $167,684,445)	167,684,445
	Total Investment Securities (Cost $326,101,960) — 94.7%	331,529,343
	Other assets less liabilities — 5.3%	18,676,912
	Net Assets — 100.0%	$350,206,255

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $107,320,028.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,310,772
Aggregate gross unrealized depreciation	(2,011,524)
Net unrealized appreciation	$5,299,248
Federal income tax cost of investments	$326,230,095

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$124,027,963	$19,310,825
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	87,746,328	(538,887)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	39,656,034	11,527,444
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	13,104,947	97,477
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	226,426,013	8,840,232
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	61,959,203	48,107
		$39,285,198

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 47

  Ultra Nasdaq Biotechnology  BIB

Shares		Value
	Common Stocks (a) — 61.4%
	Biotechnology — 40.6%
3,087	Achillion Pharmaceuticals, Inc.*	$23,122
2,011	Acorda Therapeutics, Inc.*	66,061
2,176	Affymax, Inc.*	15,406
9,992	Alexion Pharmaceuticals, Inc.*	473,821
4,381	Alkermes, Inc.*	80,260
5,388	Allos Therapeutics, Inc.*	11,854
2,262	Alnylam Pharmaceuticals, Inc.*	23,683
1,138	AMAG Pharmaceuticals, Inc.*	21,007
15,357	Amgen, Inc.*	929,713
3,568	Amylin Pharmaceuticals, Inc.*	49,559
1,363	Ardea Biosciences, Inc.*	34,061
5,540	Arena Pharmaceuticals, Inc.*	7,978
6,531	Ariad Pharmaceuticals, Inc.*	56,689
1,931	Arqule, Inc.*	13,942
2,000	Array Biopharma, Inc.*	5,340
1,849	AVEO Pharmaceuticals, Inc.*	33,892
7,232	AVI BioPharma, Inc.*	11,644
2,293	BioCryst Pharmaceuticals, Inc.*	7,980
4,868	Biogen Idec, Inc.*	461,146
7,048	BioMarin Pharmaceutical, Inc.*	198,965
1,479	BioMimetic Therapeutics, Inc.*	12,231
10,767	Celgene Corp.*	655,818
1,833	Cephalon, Inc.*	146,072
1,286	China Biologic Products, Inc.*	17,721
3,661	Cubist Pharmaceuticals, Inc.*	141,058
3,858	Curis, Inc.*	14,487
3,410	Cytokinetics, Inc.*	5,013
2,595	Cytori Therapeutics, Inc.*	14,843
7,711	Dendreon Corp.*	326,869
5,855	Dyax Corp.*	13,232
3,989	Enzon Pharmaceuticals, Inc.*	41,845
8,785	Exelixis, Inc.*	102,170
1,590	Genomic Health, Inc.*	43,773
8,488	Geron Corp.*	37,262
14,450	Gilead Sciences, Inc.*	603,143
2,762	GTx, Inc.*	16,268
5,371	Halozyme Therapeutics, Inc.*	36,201
5,330	Human Genome Sciences, Inc.*	145,882
4,651	Idenix Pharmaceuticals, Inc.*	22,092
3,022	Immunogen, Inc.*	36,748
4,096	Immunomedics, Inc.*	18,104
7,415	Incyte Corp.*	131,468
4,502	InterMune, Inc.*	167,474
2,372	Ironwood Pharmaceuticals, Inc.*	35,865
5,050	Isis Pharmaceuticals, Inc.*	46,611
17,271	Lexicon Pharmaceuticals, Inc.*	28,152
1,143	Ligand Pharmaceuticals, Inc., Class B*	12,116
7,687	MannKind Corp.*	31,363
1,505	Maxygen, Inc.	7,916

Shares		Value
	Common Stocks (a) (continued)
1,841	Medivation, Inc.*	$44,386
4,791	Micromet, Inc.*	29,656
2,725	Momenta Pharmaceuticals, Inc.*	54,527
4,438	Myriad Genetics, Inc.*	112,770
2,931	Nabi Biopharmaceuticals*	16,120
1,577	Neurocrine Biosciences, Inc.*	13,010
5,938	Novavax, Inc.*	14,311
3,766	NPS Pharmaceuticals, Inc.*	36,041
4,540	Onyx Pharmaceuticals, Inc.*	192,723
2,467	Orexigen Therapeutics, Inc.*	6,982
1,812	Osiris Therapeutics, Inc.*	13,463
5,603	PDL BioPharma, Inc.	37,204
5,035	Pharmasset, Inc.*	514,577
1,947	Progenics Pharmaceuticals, Inc.*	16,141
2,315	QLT, Inc.*	17,362
6,775	Regeneron Pharmaceuticals, Inc.*	406,635
2,944	Rigel Pharmaceuticals, Inc.*	24,435
2,700	Sangamo Biosciences, Inc.*	19,170
3,474	Savient Pharmaceuticals, Inc.*	29,494
5,614	Seattle Genetics, Inc.*	108,743
2,703	SIGA Technologies, Inc.*	37,680
2,855	Sinovac Biotech Ltd.*	10,678
2,753	Spectrum Pharmaceuticals, Inc.*	26,209
6,586	StemCells, Inc.*	4,351
3,287	SuperGen, Inc.*	10,781
2,722	Synta Pharmaceuticals Corp.*	15,515
1,571	Targacept, Inc.*	35,347
4,098	Theravance, Inc.*	107,081
3,482	United Therapeutics Corp.*	224,833
1,471	Vanda Pharmaceuticals, Inc.*	10,974
10,245	Vertex Pharmaceuticals, Inc.*	553,128
3,836	Vical, Inc.*	14,730
5,389	Zalicus, Inc.*	14,227
		8,211,204
	Health Care Equipment & Supplies — 0.7%
1,737	Gen-Probe, Inc.*	142,069
	Life Sciences Tools & Services — 5.3%
3,318	Affymetrix, Inc.*	20,207
1,842	Albany Molecular Research, Inc.*	9,265
2,860	Caliper Life Sciences, Inc.*	20,506
6,078	Illumina, Inc.*	438,102
4,090	Life Technologies Corp.*	212,557
2,199	Luminex Corp.*	45,893
2,766	Pacific Biosciences of California, Inc.*	33,109
7,338	QIAGEN N.V.*	144,779
5,040	Sequenom, Inc.*	39,967
1,281	Techne Corp.	104,402
		1,068,787

See accompanying notes to the financial statements.

48 :: Schedule of Portfolio Investments :: May 31, 2011

  BIB  Ultra Nasdaq Biotechnology

Shares		Value
	Common Stocks (a) (continued)
	Pharmaceuticals — 14.8%
5,305	Akorn, Inc.*	$36,127
3,147	Alexza Pharmaceuticals, Inc.*	5,067
2,433	Auxilium Pharmaceuticals, Inc.*	54,475
6,197	AVANIR Pharmaceuticals, Inc., Class A*	27,948
3,214	Cadence Pharmaceuticals, Inc.*	30,983
3,476	Cardiome Pharma Corp.*	18,075
4,528	Columbia Laboratories, Inc.*	15,984
2,430	Depomed, Inc.*	22,162
4,466	Durect Corp.*	15,631
2,997	Endo Pharmaceuticals Holdings, Inc.*	124,765
1,381	Flamel Technologies S.A. (ADR)*	8,258
685	Hi-Tech Pharmacal Co., Inc.*	19,221
3,872	Impax Laboratories, Inc.*	103,963
1,665	ISTA Pharmaceuticals, Inc.*	15,468
2,127	Jazz Pharmaceuticals, Inc.*	62,300
1,539	MAP Pharmaceuticals, Inc.*	26,148
2,022	Medicines Co. (The)*	38,640
16,050	Mylan, Inc.*	377,897
7,365	Nektar Therapeutics*	71,293
1,027	Obagi Medical Products, Inc.*	10,260
2,382	Optimer Pharmaceuticals, Inc.*	34,563
1,814	Pain Therapeutics, Inc.*	18,049
4,739	Perrigo Co.	405,469
1,611	Pozen, Inc.*	8,297
3,679	Questcor Pharmaceuticals, Inc.*	84,875
3,345	Salix Pharmaceuticals Ltd.*	133,900
3,372	Santarus, Inc.*	11,735
2,472	Shire plc (ADR)	236,299
12,746	Teva Pharmaceutical Industries Ltd. (ADR)	648,771
3,981	ViroPharma, Inc.*	77,032
3,526	Vivus, Inc.*	30,923
8,169	Warner Chilcott plc, Class A	196,955
1,887	XenoPort, Inc.*	14,624
		2,986,157
	Total Common Stocks (Cost $11,513,353)	12,408,217

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 2.9%
	Federal Home Loan Bank
$476,121	0.00%, due 06/01/11	$476,121
31,741	0.01%, due 06/01/11	31,741
79,353	0.02%, due 06/02/11	79,353
	Total U.S. Government & Agency Securities (Cost $587,215)	587,215
	Repurchase Agreements (a)(b) — 27.9%
5,645,582	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $5,645,614	5,645,582
	Total Repurchase Agreements (Cost $5,645,582)	5,645,582
	Total Investment Securities (Cost $17,746,150) — 92.2%	18,641,014
	Other assets less liabilities — 7.8%	1,579,310
	Net Assets — 100.0%	$20,220,324

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $5,285,865.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,094,050
Aggregate gross unrealized depreciation	(201,635)
Net unrealized appreciation	$892,415
Federal income tax cost of investments	$17,748,599

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$3,942,364	$648,188
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	22,084,834	480,439
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	1,982,393	486,022
		$1,614,649

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 49

  Ultra Consumer Goods  UGE

Shares		Value
	Common Stocks (a) — 36.0%
	Auto Components — 1.5%
513	BorgWarner, Inc.*	$37,198
275	Cooper Tire & Rubber Co.	6,644
627	Dana Holding Corp.*	11,361
620	Gentex Corp.	18,197
1,080	Goodyear Tire & Rubber Co. (The)*	19,148
3,018	Johnson Controls, Inc.	119,513
474	Lear Corp.	24,089
267	Tenneco, Inc.*	11,147
457	TRW Automotive Holdings Corp.*	25,990
208	Visteon Corp.*	12,748
		286,035
	Automobiles — 1.9%
16,071	Ford Motor Co.*	239,779
2,496	General Motors Co.*	79,398
1,047	Harley-Davidson, Inc.	38,907
171	Thor Industries, Inc.	5,523
		363,607
	Beverages — 7.2%
84	Brown-Forman Corp., Class A	5,901
398	Brown-Forman Corp., Class B	28,847
286	Central European Distribution Corp.*	3,592
9,576	Coca-Cola Co. (The)	639,773
1,470	Coca-Cola Enterprises, Inc.	42,468
842	Constellation Brands, Inc., Class A*	18,490
1,022	Dr. Pepper Snapple Group, Inc.	42,106
318	Hansen Natural Corp.*	22,785
717	Molson Coors Brewing Co., Class B	33,448
7,156	PepsiCo, Inc.	508,935
		1,346,345
	Chemicals — 1.0%
2,434	Monsanto Co.	172,911
202	Scotts Miracle-Gro Co. (The), Class A	11,656
		184,567
	Commercial Services & Supplies — 0.1%
257	Herman Miller, Inc.	6,451
167	HNI Corp.	4,160
		10,611
	Distributors — 0.3%
718	Genuine Parts Co.	39,347
644	LKQ Corp.*	17,124
222	Pool Corp.	6,713
		63,184

Shares		Value
	Common Stocks (a) (continued)
	Food Products — 6.2%
2,642	Archer-Daniels-Midland Co.	$85,627
652	Bunge Ltd.	48,541
935	Campbell Soup Co.	32,491
202	Chiquita Brands International, Inc.*	3,010
1,977	ConAgra Foods, Inc.	50,275
339	Corn Products International, Inc.	19,232
525	Darling International, Inc.*	10,054
811	Dean Foods Co.*	11,257
413	Flowers Foods, Inc.	13,765
177	Fresh Del Monte Produce, Inc.	4,866
2,723	General Mills, Inc.	108,294
566	Green Mountain Coffee Roasters, Inc.*	46,622
1,432	H. J. Heinz Co.	78,646
162	Hain Celestial Group, Inc. (The)*	5,793
699	Hershey Co. (The)	38,955
649	Hormel Foods Corp.	19,035
537	J.M. Smucker Co. (The)	42,573
1,127	Kellogg Co.	64,228
7,284	Kraft Foods, Inc., Class A	254,722
91	Lancaster Colony Corp.	5,518
538	McCormick & Co., Inc. (Non-Voting)	27,002
920	Mead Johnson Nutrition Co.	62,367
246	Ralcorp Holdings, Inc.*	21,633
2,648	Sara Lee Corp.	51,768
696	Smithfield Foods, Inc.*	14,581
110	Tootsie Roll Industries, Inc.	3,227
157	TreeHouse Foods, Inc.*	9,566
1,384	Tyson Foods, Inc., Class A	26,324
		1,159,972
	Household Durables — 1.3%
1,249	D.R. Horton, Inc.	15,213
312	Harman International Industries, Inc.	14,967
415	Jarden Corp.	14,541
300	KB Home	3,684
659	Leggett & Platt, Inc.	17,022
700	Lennar Corp., Class A	13,286
165	MDC Holdings, Inc.	4,447
249	Mohawk Industries, Inc.*	16,563
1,306	Newell Rubbermaid, Inc.	23,260
25	NVR, Inc.*	18,650
1,502	PulteGroup, Inc.*	12,677
199	Ryland Group, Inc.	3,638
291	Tempur-Pedic International, Inc.*	18,927
607	Toll Brothers, Inc.*	13,202
281	Tupperware Brands Corp.	18,394
342	Whirlpool Corp.	28,659
		237,130

See accompanying notes to the financial statements.

50 :: Schedule of Portfolio Investments :: May 31, 2011

  UGE  Ultra Consumer Goods

Shares		Value
	Common Stocks (a) (continued)
	Household Products — 6.7%
315	Church & Dwight Co., Inc.	$26,491
622	Clorox Co.	43,839
2,221	Colgate-Palmolive Co.	194,404
312	Energizer Holdings, Inc.*	24,040
1,841	Kimberly-Clark Corp.	125,740
12,591	Procter & Gamble Co. (The)	843,597
77	WD-40 Co.	3,263
		1,261,374
	Leisure Equipment & Products — 0.5%
398	Brunswick Corp.	8,629
1,207	Eastman Kodak Co.*	4,031
550	Hasbro, Inc.	25,157
1,626	Mattel, Inc.	42,918
152	Polaris Industries, Inc.	16,773
		97,508
	Machinery — 0.6%
225	Briggs & Stratton Corp.	4,691
83	Middleby Corp.*	7,142
262	Snap-On, Inc.	15,804
745	Stanley Black & Decker, Inc.	55,041
288	WABCO Holdings, Inc.*	19,742
		102,420
	Personal Products — 0.8%
1,929	Avon Products, Inc.	57,311
536	Estee Lauder Cos., Inc. (The), Class A	54,945
534	Herbalife Ltd.	30,054
250	Nu Skin Enterprises, Inc., Class A	9,772
		152,082
	Software — 0.4%
2,433	Activision Blizzard, Inc.	29,172
1,504	Electronic Arts, Inc.*	36,713
380	Take-Two Interactive Software, Inc.*	6,228
519	TiVo, Inc.*	5,366
		77,479
	Textiles, Apparel & Luxury Goods — 2.2%
258	Carter's, Inc.*	8,179
1,328	Coach, Inc.	84,540
386	CROCS, Inc.*	8,774
173	Deckers Outdoor Corp.*	15,760
207	Fossil, Inc.*	21,909

Shares		Value
	Common Stocks (a) (continued)
422	Hanesbrands, Inc.*	$12,791
325	Iconix Brand Group, Inc.*	8,027
392	Jones Group, Inc. (The)	4,818
1,336	NIKE, Inc., Class B	112,825
278	Phillips-Van Heusen Corp.	18,340
289	Polo Ralph Lauren Corp.	36,636
160	Skechers U.S.A., Inc., Class A*	2,797
179	Timberland Co. (The), Class A*	5,848
162	Under Armour, Inc., Class A*	10,559
385	VF Corp.	38,373
200	Warnaco Group, Inc. (The)*	11,030
219	Wolverine World Wide, Inc.	8,567
		409,773
	Tobacco — 5.3%
9,368	Altria Group, Inc.	262,866
673	Lorillard, Inc.	77,583
8,084	Philip Morris International, Inc.	580,027
1,520	Reynolds American, Inc.	60,466
109	Universal Corp.	4,597
		985,539
	Total Common Stocks (Cost $6,035,535)	6,737,626
Principal Amount
	U.S. Government & Agency Securities (a) — 3.0%
	Federal Home Loan Bank
$464,454	0.00%, due 06/01/11	464,454
30,964	0.01%, due 06/01/11	30,964
77,409	0.02%, due 06/02/11	77,409
	Total U.S. Government & Agency Securities (Cost $572,827)	572,827
	Repurchase Agreements (a)(b) — 52.5%
9,831,699	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $9,831,742	9,831,699
	Total Repurchase Agreements (Cost $9,831,699)	9,831,699
	Total Investment Securities (Cost $16,440,061) — 91.5%	17,142,152
	Other assets less liabilities — 8.5%	1,595,752
	Net Assets — 100.0%	$18,737,904

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 51

  Ultra Consumer Goods  UGE

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $8,146,381.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$463,049
Aggregate gross unrealized depreciation	(101,554)
Net unrealized appreciation	$361,495
Federal income tax cost of investments	$16,780,657

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$3,931,016	$532,466
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	2,442,946	66,592
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	3,142,147	648,250
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer GoodsSM Index	14,000,434	341,859
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	747,745	443,253
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	6,448,600	155,355
		$2,187,775

See accompanying notes to the financial statements.

52 :: Schedule of Portfolio Investments :: May 31, 2011

  UCC  Ultra Consumer Services

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 31.9%
848	Amazon.com, Inc.* (Internet & Catalog Retail)	1.3%	$166,793
660	AmerisourceBergen Corp. (Health Care Providers & Services)	0.2%	27,205
613	Bed Bath & Beyond, Inc.* (Specialty Retail)	0.2%	33,035
780	Best Buy Co., Inc. (Specialty Retail)	0.2%	24,773
839	Cardinal Health, Inc. (Health Care Providers & Services)	0.3%	38,107
992	Carnival Corp. (Hotels, Restaurants & Leisure)	0.3%	38,499
1,503	CBS Corp., Class B (Media)	0.3%	42,009
75	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	0.2%	21,680
4,952	Comcast Corp., Class A (Media)	1.0%	124,988
1,753	Comcast Corp., Special, Class A (Media)	0.3%	41,283
1,040	Costco Wholesale Corp. (Food & Staples Retailing)	0.7%	85,779
3,273	CVS Caremark Corp. (Food & Staples Retailing)	1.0%	126,632
2,008	Delta Air Lines, Inc.* (Airlines)	0.1%	20,241
2,005	DIRECTV, Class A* (Media)	0.8%	100,771
2,698	eBay, Inc.* (Internet Software & Services)	0.6%	84,097
3,942	Home Depot, Inc. (Specialty Retail)	1.1%	143,016
663	Kohl's Corp. (Multiline Retail)	0.3%	35,298
1,427	Kroger Co. (The) (Food & Staples Retailing)	0.3%	35,418
1,080	Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	0.3%	44,863
1,357	Liberty Media Corp. - Interactive, Class A* (Internet & Catalog Retail)	0.2%	24,711
661	Limited Brands, Inc. (Specialty Retail)	0.2%	26,414
3,319	Lowe's Cos., Inc. (Specialty Retail)	0.6%	80,121
1,009	Macy's, Inc. (Multiline Retail)	0.2%	29,140

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
757	Marriott International, Inc., Class A (Hotels, Restaurants & Leisure)	0.2%	$28,622
2,510	McDonald's Corp. (Hotels, Restaurants & Leisure)	1.6%	204,665
744	McGraw-Hill Cos., Inc. (The) (Media)	0.2%	31,598
611	McKesson Corp. (Health Care Providers & Services)	0.4%	52,308
108	NetFlix, Inc.* (Internet & Catalog Retail)	0.2%	29,246
4,366	News Corp., Class A (Media)	0.6%	80,072
725	Omnicom Group, Inc. (Media)	0.2%	33,908
118	priceline.com, Inc.* (Internet & Catalog Retail)	0.5%	60,792
286	Ross Stores, Inc. (Specialty Retail)	0.2%	23,441
896	Safeway, Inc. (Food & Staples Retailing)	0.2%	22,131
1,784	Southwest Airlines Co. (Airlines)	0.2%	21,105
1,756	Staples, Inc. (Specialty Retail)	0.2%	29,536
1,788	Starbucks Corp. (Hotels, Restaurants & Leisure)	0.5%	65,780
421	Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	0.2%	25,673
1,417	Sysco Corp. (Food & Staples Retailing)	0.3%	45,642
1,543	Target Corp. (Multiline Retail)	0.6%	76,425
304	Tiffany & Co. (Specialty Retail)	0.2%	23,001
847	Time Warner Cable, Inc. (Media)	0.5%	65,405
2,668	Time Warner, Inc. (Media)	0.7%	97,195
952	TJX Cos., Inc. (Specialty Retail)	0.4%	50,475
1,335	Viacom, Inc., Class B (Media)	0.5%	67,297
2,227	Walgreen Co. (Food & Staples Retailing)	0.7%	97,164
4,860	Wal-Mart Stores, Inc. (Food & Staples Retailing)	2.1%	268,369
4,273	Walt Disney Co. (The) (Media)	1.4%	177,885

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 53

  Ultra Consumer Services  UCC

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
210	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	0.2%	$30,769
1,124	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	0.5%	62,180
35,996	Other Common Stocks	7.7%	1,008,833
	Total Common Stocks (Cost $3,636,735)		4,174,390
Principal Amount
	U.S. Government & Agency Securities (a) — 4.9%
	Federal Home Loan Bank
$516,704	0.00%, due 06/01/11		516,704
34,447	0.01%, due 06/01/11		34,447
86,117	0.02%, due 06/02/11		86,117
	Total U.S. Government & Agency Securities (Cost $637,268)		637,268
	Repurchase Agreements (a)(b) — 54.4%
7,102,902	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11 , due 06/01/11 - 06/07/11, total to be received $7,102,942		7,102,902
	Total Repurchase Agreements (Cost $7,102,902)		7,102,902
	Total Investment Securities (Cost $11,376,905) — 91.2%		11,914,560
	Other assets less liabilities — 8.8%		1,150,615
	Net Assets — 100.0%		$13,065,175

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $4,391,388.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(136,176)
Net unrealized depreciation	$(136,176)
Federal income tax cost of investments	$12,050,736

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$2,150,224	$292,564
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	6,623,732	34,546
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	7,580,311	55,454
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	2,192,094	697,062
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	3,379,927	25,798
		$1,105,424

See accompanying notes to the financial statements.

54 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  UCC  Ultra Consumer Services

Ultra Consumer Services invested, as a percentage of net assets, in the following industries as of May 31, 2011:

Airlines	0.6%
Commercial Services & Supplies	0.1%
Diversified Consumer Services	0.6%
Electronic Equipment, Instruments & Components	0.0%
Food & Staples Retailing	5.6%
Health Care Providers & Services	1.0%
Hotels, Restaurants & Leisure	5.2%
Internet & Catalog Retail	2.3%
Internet Software & Services	0.8%
IT Services	0.0%
Media	8.2%
Multiline Retail	1.8%
Professional Services	0.2%
Road & Rail	0.1%
Software	0.1%
Specialty Retail	5.3%
Other[1]	68.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 55

  Ultra Financials  UYG

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 64.1%
112,564	ACE Ltd. (Insurance)	0.7%	$7,746,654
156,632	Aflac, Inc. (Insurance)	0.6%	7,485,443
167,594	Allstate Corp. (The) (Insurance)	0.4%	5,259,100
353,866	American Express Co. (Consumer Finance)	1.5%	18,259,486
144,440	American International Group, Inc.* (Insurance)	0.3%	4,116,540
82,415	Ameriprise Financial, Inc. (Capital Markets)	0.4%	5,046,270
263,539	Annaly Capital Management, Inc. (Real Estate Investment Trusts)	0.4%	4,777,962
99,635	AON Corp. (Insurance)	0.4%	5,195,965
3,352,012	Bank of America Corp. (Diversified Financial Services)	3.3%	39,386,141
412,290	Bank of New York Mellon Corp. (The) (Capital Markets)	1.0%	11,589,472
229,837	BB&T Corp. (Commercial Banks)	0.5%	6,329,711
319,967	Berkshire Hathaway, Inc., Class B* (Insurance)	2.1%	25,299,791
31,820	BlackRock, Inc. (Capital Markets)	0.6%	6,540,919
46,060	Boston Properties, Inc. (Real Estate Investment Trusts)	0.4%	4,990,601
151,690	Capital One Financial Corp. (Consumer Finance)	0.7%	8,242,835
321,605	Charles Schwab Corp. (The) (Capital Markets)	0.5%	5,792,106
101,353	Chubb Corp. (Insurance)	0.6%	6,647,743
963,205	Citigroup, Inc. (Diversified Financial Services)	3.3%	39,635,873
22,337	CME Group, Inc. (Diversified Financial Services)	0.5%	6,383,021
180,745	Discover Financial Services (Consumer Finance)	0.4%	4,308,961
94,036	Equity Residential (Real Estate Investment Trusts)	0.5%	5,814,246
304,700	Fifth Third Bancorp (Commercial Banks)	0.3%	3,979,382
50,585	Franklin Resources, Inc. (Capital Markets)	0.6%	6,554,804
143,257	Goldman Sachs Group, Inc. (The) (Capital Markets)	1.7%	20,160,558
147,612	Hartford Financial Services Group, Inc. (Insurance)	0.3%	3,933,860

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
123,317	HCP, Inc. (Real Estate Investment Trusts)	0.4%	$4,678,647
221,339	Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	0.3%	3,891,140
1,299,298	JPMorgan Chase & Co. (Diversified Financial Services)	4.7%	56,181,646
113,006	Loews Corp. (Insurance)	0.4%	4,748,512
179,749	Marsh & McLennan Cos., Inc. (Insurance)	0.5%	5,512,902
35,717	Mastercard, Inc., Class A (IT Services)	0.9%	10,252,565
273,548	MetLife, Inc. (Insurance)	1.0%	12,063,467
458,583	Morgan Stanley (Capital Markets)	0.9%	11,079,365
80,237	Northern Trust Corp. (Capital Markets)	0.3%	3,914,763
174,842	PNC Financial Services Group, Inc. (Commercial Banks)	0.9%	10,913,638
207,479	Progressive Corp. (The) (Insurance)	0.4%	4,491,920
160,651	Prudential Financial, Inc. (Insurance)	0.9%	10,246,321
46,872	Public Storage (Real Estate Investment Trusts)	0.5%	5,546,832
97,327	Simon Property Group, Inc. (Real Estate Investment Trusts)	1.0%	11,490,426
166,798	State Street Corp. (Capital Markets)	0.6%	7,634,344
165,795	SunTrust Banks, Inc. (Commercial Banks)	0.4%	4,663,813
86,079	T. Rowe Price Group, Inc. (Capital Markets)	0.5%	5,448,801
143,266	Travelers Cos., Inc. (The) (Insurance)	0.7%	8,893,953
635,485	U.S. Bancorp (Commercial Banks)	1.4%	16,268,416
164,523	Visa, Inc., Class A (IT Services)	1.1%	13,336,234
59,878	Vornado Realty Trust (Real Estate Investment Trusts)	0.5%	5,890,798
1,656,258	Wells Fargo & Co. (Commercial Banks)	3.9%	46,988,039
219,404	Western Union Co. (The) (IT Services)	0.4%	4,510,946
177,446	Weyerhaeuser Co. (Real Estate Investment Trusts)	0.3%	3,822,187
10,240,709	Other Common Stocks	19.2%	228,642,485
	Total Common Stocks (Cost $721,041,753)		764,589,604

See accompanying notes to the financial statements.

56 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  UYG  Ultra Financials

Principal Amount			Value
	U.S. Government & Agency Securities (a) — 3.6%
	Federal Home Loan Bank
$34,871,767	0.00%, due 06/01/11	$	34,871,767
2,324,784	0.01%, due 06/01/11		2,324,784
5,811,939	0.02%, due 06/02/11		5,811,939
	Total U.S. Government & Agency Securities (Cost $43,008,490)		43,008,490
	Repurchase Agreements (a)(b) — 25.6%
304,751,002	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $304,753,186		304,751,002
	Total Repurchase Agreements (Cost $304,751,002)		304,751,002
	Total Investment Securities (Cost $1,068,801,245) — 93.3%		1,112,349,096
	Other assets less liabilities — 6.7%		79,696,231
	Net Assets — 100.0%		$1,192,045,327

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $529,950,653.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,040,363
Aggregate gross unrealized depreciation	(132,383,837)
Net unrealized appreciation	$29,656,526
Federal income tax cost of investments	$1,082,692,570

Swap Agreements

Ultra Financials had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$75,887,976	$(1,506,965)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	77,794,167	(971,224)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	22,980,695	(1,444,724)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	139,598,035	11,940,683
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	292,642,736	27,107,480
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	137,621,282	16,947,438
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	869,511,613	76,736,530
		$128,809,218

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 57

  Ultra Financials  UYG

Ultra Financials invested, as a percentage of net assets, in the following industries as of May 31, 2011:

Capital Markets	8.7%
Commercial Banks	11.0%
Consumer Finance	2.8%
Diversified Financial Services	12.8%
Insurance	13.9%
IT Services	2.4%
Professional Services	0.1%
Real Estate Investment Trusts	10.9%
Real Estate Management & Development	0.7%
Thrifts & Mortgage Finance	0.8%
Other[1]	35.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

58 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  RXL  Ultra Health Care

Shares		Value
	Common Stocks (a) — 78.3%
	Biotechnology — 10.5%
988	Acorda Therapeutics, Inc.*	$32,456
4,616	Alexion Pharmaceuticals, Inc.*	218,891
2,413	Alkermes, Inc.*	44,206
24,105	Amgen, Inc.*	1,459,317
3,320	Amylin Pharmaceuticals, Inc.*	46,115
5,801	Biogen Idec, Inc.*	549,529
2,593	BioMarin Pharmaceutical, Inc.*	73,200
12,008	Celgene Corp.*	731,407
1,932	Cephalon, Inc.*	153,961
1,517	Cepheid, Inc.*	48,726
1,487	Cubist Pharmaceuticals, Inc.*	57,294
3,673	Dendreon Corp.*	155,698
20,290	Gilead Sciences, Inc.*	846,905
4,780	Human Genome Sciences, Inc.*	130,829
2,882	Incyte Corp.*	51,098
1,160	InterMune, Inc.*	43,152
2,368	Isis Pharmaceuticals, Inc.*	21,857
2,358	Myriad Genetics, Inc.*	59,917
1,586	Onyx Pharmaceuticals, Inc.*	67,326
3,564	PDL BioPharma, Inc.	23,665
1,809	Regeneron Pharmaceuticals, Inc.*	108,576
1,793	Savient Pharmaceuticals, Inc.*	15,222
1,567	Talecris Biotherapeutics Holdings Corp.*	45,130
1,627	Theravance, Inc.*	42,513
1,269	United Therapeutics Corp.*	81,939
5,154	Vertex Pharmaceuticals, Inc.*	278,264
		5,387,193
	Health Care Equipment & Supplies — 14.8%
2,145	Alere, Inc.*	85,800
1,924	American Medical Systems Holdings, Inc.*	57,605
14,909	Baxter International, Inc.	887,384
1,769	Beckman Coulter, Inc.	146,986
5,427	Becton, Dickinson and Co.	475,134
38,461	Boston Scientific Corp.*	276,150
2,389	C.R. Bard, Inc.	267,042
5,644	CareFusion Corp.*	163,563
1,165	Cooper Cos., Inc. (The)	87,270
12,598	Covidien plc	692,890
3,645	DENTSPLY International, Inc.	143,030
2,869	Edwards Lifesciences Corp.*	254,566
1,242	Gen-Probe, Inc.*	101,583
642	Haemonetics Corp.*	43,418
1,597	Hill-Rom Holdings, Inc.	72,887
6,595	Hologic, Inc.*	141,793
1,468	IDEXX Laboratories, Inc.*	115,561
1,552	Immucor, Inc.*	32,483

Shares		Value
	Common Stocks (a) (continued)
1,004	Intuitive Surgical, Inc.*	$350,396
800	Invacare Corp.	26,864
1,599	Kinetic Concepts, Inc.*	94,885
1,366	Masimo Corp.	41,964
27,630	Medtronic, Inc.	1,124,541
998	NuVasive, Inc.*	33,722
3,862	ResMed, Inc.*	124,356
1,392	Sirona Dental Systems, Inc.*	75,252
8,739	St. Jude Medical, Inc.	442,805
1,377	STERIS Corp.	49,696
7,763	Stryker Corp.	484,411
1,012	Teleflex, Inc.	62,845
1,462	Thoratec Corp.*	50,834
3,051	Varian Medical Systems, Inc.*	206,065
848	West Pharmaceutical Services, Inc.	39,415
5,037	Zimmer Holdings, Inc.*	341,307
		7,594,503
	Health Care Providers & Services — 13.7%
9,796	Aetna, Inc.	427,889
729	Amedisys, Inc.*	22,818
1,265	AMERIGROUP Corp.*	89,701
2,306	Brookdale Senior Living, Inc.*	59,518
1,091	Catalyst Health Solutions, Inc.*	66,584
1,313	Centene Corp.*	45,692
7,014	CIGNA Corp.	349,928
2,361	Community Health Systems, Inc.*	67,619
3,780	Coventry Health Care, Inc.*	132,980
2,480	DaVita, Inc.*	208,444
12,499	Express Scripts, Inc.*	744,440
6,387	Health Management Associates, Inc., Class A*	72,812
2,485	Health Net, Inc.*	79,744
2,381	HealthSouth Corp.*	66,835
1,499	Healthspring, Inc.*	65,731
2,331	Henry Schein, Inc.*	167,412
692	HMS Holdings Corp.*	54,018
4,295	Humana, Inc.*	345,876
2,595	Laboratory Corp. of America Holdings*	261,654
1,344	LifePoint Hospitals, Inc.*	56,448
2,490	Lincare Holdings, Inc.	75,497
850	Magellan Health Services, Inc.*	44,999
10,829	Medco Health Solutions, Inc.*	648,224
1,200	MEDNAX, Inc.*	90,180
1,595	Owens & Minor, Inc.	55,187
2,608	Patterson Cos., Inc.	90,198
1,409	PSS World Medical, Inc.*	41,171
3,955	Quest Diagnostics, Inc.	231,051
12,244	Tenet Healthcare Corp.*	78,117
28,063	UnitedHealth Group, Inc.	1,373,684

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 59

  Ultra Health Care  RXL

Shares		Value
	Common Stocks (a) (continued)
2,289	Universal Health Services, Inc., Class B	$124,728
1,078	WellCare Health Plans, Inc.*	53,091
10,043	WellPoint, Inc.	785,061
		7,077,331
	Life Sciences Tools & Services — 3.5%
486	Bio-Rad Laboratories, Inc., Class A*	60,473
1,472	Charles River Laboratories International, Inc.*	56,937
1,651	Covance, Inc.*	97,178
3,171	Illumina, Inc.*	228,566
4,765	Life Technologies Corp.*	247,637
1,477	Parexel International Corp.*	37,176
2,810	Pharmaceutical Product Development, Inc.	81,069
945	Techne Corp.	77,017
10,141	Thermo Fisher Scientific, Inc.*	663,728
2,330	Waters Corp.*	229,645
		1,779,426
	Pharmaceuticals — 35.8%
39,256	Abbott Laboratories	2,051,126
7,845	Allergan, Inc.	649,017
1,203	Auxilium Pharmaceuticals, Inc.*	26,935
43,831	Bristol-Myers Squibb Co.	1,260,579
25,050	Eli Lilly & Co.	963,924
2,651	Endo Pharmaceuticals Holdings, Inc.*	110,361
7,348	Forest Laboratories, Inc.*	264,675
4,263	Hospira, Inc.*	235,701
69,785	Johnson & Johnson	4,695,833
1,547	Medicis Pharmaceutical Corp., Class A	57,966
78,417	Merck & Co., Inc.	2,881,825
11,060	Mylan, Inc.*	260,408
2,887	Nektar Therapeutics*	27,946
908	Par Pharmaceutical Cos., Inc.*	31,199
2,128	Perrigo Co.	182,072
205,515	Pfizer, Inc.	4,408,297
1,306	Salix Pharmaceuticals Ltd.*	52,279
2,941	Warner Chilcott plc, Class A	70,907
3,382	Watson Pharmaceuticals, Inc.*	217,632
		18,448,682
	Total Common Stocks (Cost $36,010,956)	40,287,135

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 0.9%
	Federal Home Loan Bank
$395,211	0.00%, due 06/01/11	$395,211
26,347	0.01%, due 06/01/11	26,347
65,868	0.02%, due 06/02/11	65,868
	Total U.S. Government & Agency Securities (Cost $487,426)	487,426
	Repurchase Agreements (a)(b) — 6.6%
3,395,424	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $3,395,447	3,395,424
	Total Repurchase Agreements (Cost $3,395,424)	3,395,424
	Total Investment Securities (Cost $39,893,806) — 85.8%	44,169,985
	Other assets less liabilities — 14.2%	7,299,365
	Net Assets — 100.0%	$51,469,350

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $10,228,283.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,104,984
Aggregate gross unrealized depreciation	(906,742)
Net unrealized appreciation	$4,198,242
Federal income tax cost of investments	$39,971,743

See accompanying notes to the financial statements.

60 :: Schedule of Portfolio Investments :: May 31, 2011

  RXL  Ultra Health Care

Swap Agreements

Ultra Health Care had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$23,066,873	$4,577,732
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	20,696,579	218,505
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	15,012,818	3,314,882
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	3,819,917	60,255
		$8,171,374

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 61

  Ultra Industrials  UXI

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 63.7%
11,764	3M Co. (Industrial Conglomerates)	2.1%	$1,110,286
11,551	Accenture plc, Class A (IT Services)	1.3%	662,912
6,289	Agilent Technologies, Inc.* (Life Sciences Tools & Services)	0.6%	313,632
3,130	Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.3%	169,208
8,878	Automatic Data Processing, Inc. (IT Services)	0.9%	489,267
11,780	Boeing Co. (The) (Aerospace & Defense)	1.7%	919,193
2,989	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	0.5%	239,778
10,429	Caterpillar, Inc. (Machinery)	2.1%	1,103,388
3,007	Cooper Industries plc (Electrical Equipment)	0.4%	188,990
6,675	CSX Corp. (Road & Rail)	1.0%	529,327
3,207	Cummins, Inc. (Machinery)	0.6%	337,505
9,101	Danaher Corp. (Machinery)	0.9%	496,278
7,589	Deere & Co. (Machinery)	1.2%	653,261
3,354	Dover Corp. (Machinery)	0.4%	225,489
6,051	Eaton Corp. (Machinery)	0.6%	312,655
13,613	Emerson Electric Co. (Electrical Equipment)	1.4%	742,589
3,842	Expeditors International of Washington, Inc. (Air Freight & Logistics)	0.4%	202,934
5,316	Fastenal Co. (Trading Companies & Distributors)	0.3%	176,385
5,300	FedEx Corp. (Air Freight & Logistics)	0.9%	496,292
2,705	Fiserv, Inc.* (IT Services)	0.3%	174,527
3,226	Fluor Corp. (Construction & Engineering)	0.4%	222,368
2,742	Fortune Brands, Inc. (Household Durables)	0.4%	177,490
5,732	General Dynamics Corp. (Aerospace & Defense)	0.8%	425,429
192,351	General Electric Co. (Industrial Conglomerates)	7.1%	3,777,774
2,248	Goodrich Corp. (Aerospace & Defense)	0.4%	196,228
12,864	Honeywell International, Inc. (Aerospace & Defense)	1.4%	766,051
7,730	Illinois Tool Works, Inc. (Machinery)	0.8%	443,084

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
5,820	Ingersoll-Rand plc (Machinery)	0.5%	$290,418
3,304	ITT Corp. (Aerospace & Defense)	0.4%	190,376
1,840	Joy Global, Inc. (Machinery)	0.3%	164,956
2,042	L-3 Communications Holdings, Inc. (Aerospace & Defense)	0.3%	166,729
5,201	Lockheed Martin Corp. (Aerospace & Defense)	0.8%	405,158
6,418	Norfolk Southern Corp. (Road & Rail)	0.9%	470,504
4,940	Northrop Grumman Corp. (Aerospace & Defense)	0.6%	322,533
6,538	PACCAR, Inc. (Machinery)	0.6%	326,900
2,907	Parker Hannifin Corp. (Machinery)	0.5%	258,287
5,842	Paychex, Inc. (IT Services)	0.4%	188,697
2,555	Precision Castparts Corp. (Aerospace & Defense)	0.8%	401,391
6,571	Raytheon Co. (Aerospace & Defense)	0.6%	331,047
5,644	Republic Services, Inc. (Commercial Services & Supplies)	0.4%	177,899
2,551	Rockwell Automation, Inc. (Electrical Equipment)	0.4%	212,014
2,795	Rockwell Collins, Inc. (Aerospace & Defense)	0.3%	170,858
8,059	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	0.6%	296,813
8,541	Tyco International Ltd. (Industrial Conglomerates)	0.8%	421,498
8,851	Union Pacific Corp. (Road & Rail)	1.8%	929,089
13,139	United Parcel Service, Inc., Class B (Air Freight & Logistics)	1.8%	965,585
14,448	United Technologies Corp. (Aerospace & Defense)	2.4%	1,268,101
1,052	W.W. Grainger, Inc. (Trading Companies & Distributors)	0.3%	158,926
8,033	Waste Management, Inc. (Commercial Services & Supplies)	0.6%	312,323
278,799	Other Common Stocks	18.4%	9,752,155
	Total Common Stocks (Cost $32,050,632)		33,734,577

See accompanying notes to the financial statements.

62 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  UXI  Ultra Industrials

Principal Amount			Value
	U.S. Government & Agency Securities (a) — 3.9%
	Federal Home Loan Bank
$1,681,076	0.00%, due 06/01/11	$	1,681,076
112,072	0.01%, due 06/01/11		112,072
280,178	0.02%, due 06/02/11		280,178
	Total U.S. Government & Agency Securities (Cost $2,073,326)		2,073,326
	Repurchase Agreements (a)(b) — 28.3%
15,012,040	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11 , due 06/01/11 - 06/07/11, total to be received $15,012,143		15,012,040
	Total Repurchase Agreements (Cost $15,012,040)		15,012,040
	Total Investment Securities (Cost $49,135,998) — 95.9%		50,819,943
	Other assets less liabilities — 4.1%		2,194,593
	Net Assets — 100.0%		$53,014,536

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $19,205,498.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,065,766
Aggregate gross unrealized depreciation	(417,050)
Net unrealized appreciation	$1,648,716
Federal income tax cost of investments	$49,171,227

Swap Agreements

Ultra Industrials had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$2,259,166	$1,515,878
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	19,224,540	(397,975)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	47,041,027	2,285,355
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	3,711,100	811,907
		$4,215,165

Ultra Industrials invested, as a percentage of net assets, in the following industries as of May 31, 2011:

Aerospace & Defense	11.6%
Air Freight & Logistics	3.8%
Building Products	0.6%
Chemicals	0.5%
Commercial Services & Supplies	2.3%
Communications Equipment	0.0%
Construction & Engineering	1.6%
Construction Materials	0.4%
Containers & Packaging	1.7%
Diversified Consumer Services	0.1%
Diversified Financial Services	0.0%
Electrical Equipment	3.6%
Electronic Equipment, Instruments & Components	2.6%
Household Durables	0.3%
Industrial Conglomerates	10.1%

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 63

  Ultra Industrials  UXI

Internet Software & Services	0.1%
IT Services	4.2%
Life Sciences Tools & Services	0.9%
Machinery	12.1%
Marine	0.2%
Metals & Mining	0.1%
Multi-Utilities	0.1%
Office Electronics	0.1%
Oil, Gas & Consumable Fuels	0.2%
Paper & Forest Products	0.2%
Professional Services	0.7%
Road & Rail	4.5%
Semiconductors & Semiconductor Equipment	0.1%
Trading Companies & Distributors	1.0%
Other[1]	36.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

64 :: Summary Schedule of Portfolio Investments :: May 31, 2011

  DIG  Ultra Oil & Gas

Shares		Value
	Common Stocks (a) — 61.2%
	Energy Equipment & Services — 13.6%
7,691	Atwood Oceanics, Inc.*	$333,328
58,813	Baker Hughes, Inc.	4,348,045
4,687	Bristow Group, Inc.	215,368
33,640	Cameron International Corp.*	1,603,282
2,774	CARBO Ceramics, Inc.	416,849
10,099	Complete Production Services, Inc.*	335,186
6,175	Core Laboratories N.V.	634,111
9,052	Diamond Offshore Drilling, Inc.	666,861
11,132	Dresser-Rand Group, Inc.*	585,321
4,253	Dril-Quip, Inc.*	315,487
8,737	Exterran Holdings, Inc.*	188,282
33,176	FMC Technologies, Inc.*	1,480,645
14,389	Global Industries Ltd.*	90,219
125,387	Halliburton Co.	6,288,158
14,453	Helix Energy Solutions Group, Inc.*	253,217
13,364	Helmerich & Payne, Inc.	837,655
19,534	Key Energy Services, Inc.*	345,361
4,111	Lufkin Industries, Inc.	372,909
32,268	McDermott International, Inc.*	684,727
39,321	Nabors Industries Ltd.*	1,096,663
57,776	National Oilwell Varco, Inc.	4,193,382
34,866	Noble Corp.	1,459,839
7,482	Oceaneering International, Inc.*	609,783
6,919	Oil States International, Inc.*	546,947
15,900	Parker Drilling Co.*	101,442
21,364	Patterson-UTI Energy, Inc.	669,334
17,443	Rowan Cos., Inc.*	691,615
188,529	Schlumberger Ltd.	16,160,706
2,928	SEACOR Holdings, Inc.	291,834
10,855	Superior Energy Services, Inc.*	406,737
10,393	Tetra Technologies, Inc.*	141,760
7,126	Tidewater, Inc.	389,436
44,202	Transocean Ltd.	3,063,641
6,522	Unit Corp.*	375,602
102,394	Weatherford International Ltd.*	2,024,329
		52,218,061
	Machinery — 0.1%
3,962	Chart Industries, Inc.*	192,474
	Multi-Utilities — 0.2%
13,417	OGE Energy Corp.	685,206
	Oil, Gas & Consumable Fuels — 47.0%
68,361	Anadarko Petroleum Corp.	5,436,067
50,331	Apache Corp.	6,271,243
6,576	Berry Petroleum Co., Class A	344,648

Shares		Value
	Common Stocks (a) (continued)
5,693	Bill Barrett Corp.*	$253,737
16,086	Brigham Exploration Co.*	500,918
14,361	Cabot Oil & Gas Corp.	843,709
4,741	Carrizo Oil & Gas, Inc.*	181,154
89,501	Chesapeake Energy Corp.	2,804,961
276,985	Chevron Corp.	29,058,496
11,588	Cimarex Energy Co.	1,111,637
6,357	Comstock Resources, Inc.*	191,155
14,148	Concho Resources, Inc.*	1,338,542
188,884	ConocoPhillips	13,830,086
4,342	Continental Resources, Inc.*	287,527
54,993	Denbury Resources, Inc.*	1,207,646
56,714	Devon Energy Corp.	4,767,946
97,471	El Paso Corp.	2,051,765
10,004	Energen Corp.	622,949
34,817	EOG Resources, Inc.	3,799,927
20,607	EQT Corp.	1,116,487
23,605	EXCO Resources, Inc.	475,405
696,771	Exxon Mobil Corp.	58,159,475
15,505	Forest Oil Corp.*	463,600
14,298	Frontier Oil Corp.	426,938
42,256	Hess Corp.	3,339,492
7,362	Holly Corp.	458,726
13,185	Kinder Morgan, Inc.	386,189
98,139	Marathon Oil Corp.	5,316,190
26,212	Murphy Oil Corp.	1,805,745
18,443	Newfield Exploration Co.*	1,375,663
23,963	Noble Energy, Inc.	2,233,352
111,905	Occidental Petroleum Corp.	12,068,954
6,272	Penn Virginia Corp.	91,508
41,564	Petrohawk Energy Corp.*	1,100,199
12,751	Pioneer Natural Resources Co.	1,170,797
19,252	Plains Exploration & Production Co.*	709,436
24,192	QEP Resources, Inc.	1,052,352
16,511	Quicksilver Resources, Inc.*	235,942
22,029	Range Resources Corp.	1,231,862
7,235	Rosetta Resources, Inc.*	355,600
51,701	SandRidge Energy, Inc.*	585,255
8,683	SM Energy Co.	577,333
16,056	Southern Union Co.	486,978
47,819	Southwestern Energy Co.*	2,093,038
16,653	Sunoco, Inc.	674,280
5,746	Swift Energy Co.*	225,416
19,376	Tesoro Corp.*	472,774
20,998	Ultra Petroleum Corp.*	1,020,923
77,766	Valero Energy Corp.	2,138,565
16,177	Whiting Petroleum Corp.*	1,085,477
80,789	Williams Cos., Inc. (The)	2,535,967
		180,374,031

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 65

  Ultra Oil & Gas  DIG

Shares		Value
	Common Stocks (a) (continued)
	Semiconductors & Semiconductor Equipment — 0.3%
7,591	First Solar, Inc.*	$943,182
7,658	SunPower Corp., Class A*	161,277
5,799	SunPower Corp., Class B*	120,561
		1,225,020
	Total Common Stocks (Cost $219,078,938)	234,694,792
Principal Amount
	Repurchase Agreements (a)(b) — 8.8%
$33,637,280	Repurchase Agreements with various counterparties, rates 0.09% - 0.11%, dated 05/31/11, due 06/01/11, total to be received $33,637,378	33,637,280
	Total Repurchase Agreements (Cost $33,637,280)	33,637,280
	Total Investment Securities (Cost $252,716,218) — 70.0%	268,332,072
	Other assets less liabilities — 30.0%	115,167,458
	Net Assets — 100.0%	$383,499,530

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $88,004,361.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,724,185
Aggregate gross unrealized depreciation	(2,358,401)
Net unrealized appreciation	$15,365,784
Federal income tax cost of investments	$252,966,288

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$17,660,020	$345,009
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	39,574,427	920,133
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	27,598,596	780,105
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	269,510,336	77,426,096
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	6,878,053	204,257
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	120,539,756	33,875,825
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	49,143,559	14,136,864
		$127,688,289

See accompanying notes to the financial statements.

66 :: Schedule of Portfolio Investments :: May 31, 2011

  URE  Ultra Real Estate

Shares		Value
	Common Stocks (a) — 56.5%
	Real Estate Investment Trusts — 53.1%
46,526	Alexandria Real Estate Equities, Inc.	$3,840,256
128,577	AMB Property Corp.	4,756,063
51,054	American Campus Communities, Inc.	1,804,248
91,568	American Capital Agency Corp.	2,780,920
606,254	Annaly Capital Management, Inc.	10,991,385
89,345	Apartment Investment & Management Co., Class A	2,388,192
65,118	AvalonBay Communities, Inc.	8,665,252
100,045	BioMed Realty Trust, Inc.	2,049,922
105,962	Boston Properties, Inc.	11,480,983
102,799	Brandywine Realty Trust	1,311,715
55,614	BRE Properties, Inc.	2,837,426
52,513	Camden Property Trust	3,375,536
105,406	CBL & Associates Properties, Inc.	2,028,011
770,838	Chimera Investment Corp.	3,013,977
59,392	Colonial Properties Trust	1,253,171
55,127	CommonWealth REIT	1,438,815
51,183	Corporate Office Properties Trust	1,812,902
185,423	DCT Industrial Trust, Inc.	1,049,494
148,245	Developers Diversified Realty Corp.	2,148,070
126,591	DiamondRock Hospitality Co.	1,455,797
69,170	Digital Realty Trust, Inc.	4,314,133
94,426	Douglas Emmett, Inc.	1,987,667
192,769	Duke Realty Corp.	2,899,246
45,287	DuPont Fabros Technology, Inc.	1,183,802
20,599	EastGroup Properties, Inc.	966,299
35,539	Entertainment Properties Trust	1,726,485
23,574	Equity Lifestyle Properties, Inc.	1,384,973
216,333	Equity Residential	13,375,869
23,958	Essex Property Trust, Inc.	3,296,860
66,095	Extra Space Storage, Inc.	1,438,227
46,570	Federal Realty Investment Trust	4,079,532
55,066	Franklin Street Properties Corp.	753,854
300,705	General Growth Properties, Inc.	4,955,618
55,181	Hatteras Financial Corp.	1,611,837
283,668	HCP, Inc.	10,762,364
131,582	Health Care REIT, Inc.	6,998,847
49,264	Healthcare Realty Trust, Inc.	1,084,793
54,737	Highwoods Properties, Inc.	1,974,911
28,669	Home Properties, Inc.	1,774,611
94,331	Hospitality Properties Trust	2,328,089
509,178	Host Hotels & Resorts, Inc.	8,951,349
44,052	Kilroy Realty Corp.	1,826,837
307,171	Kimco Realty Corp.	5,992,906
55,854	LaSalle Hotel Properties	1,562,795
91,589	Lexington Realty Trust	864,600

Shares		Value
	Common Stocks (a) (continued)
86,590	Liberty Property Trust	$3,122,435
99,196	Macerich Co. (The)	5,393,287
65,665	Mack-Cali Realty Corp.	2,321,914
262,693	MFA Financial, Inc.	2,164,590
26,133	Mid-America Apartment Communities, Inc.	1,791,417
63,693	National Retail Properties, Inc.	1,642,006
96,529	Nationwide Health Properties, Inc.	4,227,970
75,299	Omega Healthcare Investors, Inc.	1,603,116
132,008	Piedmont Office Realty Trust, Inc., Class A	2,714,085
124,486	Plum Creek Timber Co., Inc.	5,044,173
37,041	Post Properties, Inc.	1,559,426
30,545	Potlatch Corp.	1,099,620
435,079	ProLogis	7,204,908
107,830	Public Storage	12,760,602
60,761	Rayonier, Inc.	4,033,923
89,535	Realty Income Corp.	3,146,260
53,301	Redwood Trust, Inc.	828,831
62,545	Regency Centers Corp.	2,896,459
108,464	Senior Housing Properties Trust	2,619,406
223,877	Simon Property Group, Inc.	26,430,919
59,611	SL Green Realty Corp.	5,365,586
90,002	Sunstone Hotel Investors, Inc.*	915,320
61,589	Tanger Factory Outlet Centers	1,691,234
41,735	Taubman Centers, Inc.	2,527,889
139,255	UDR, Inc.	3,628,985
124,496	Ventas, Inc.	7,021,574
137,742	Vornado Realty Trust	13,551,058
49,004	Washington Real Estate Investment Trust	1,692,108
91,457	Weingarten Realty Investors	2,434,585
408,202	Weyerhaeuser Co.	8,792,671
		298,804,996
	Real Estate Management & Development — 3.4%
198,056	Brookfield Office Properties, Inc.	3,895,762
224,815	CB Richard Ellis Group, Inc., Class A*	5,941,861
92,364	Forest City Enterprises, Inc., Class A*	1,770,618
27,292	Forestar Group, Inc.*	497,533
28,838	Howard Hughes Corp. (The)*	2,205,530
32,141	Jones Lang LaSalle, Inc.	3,122,498
70,122	St. Joe Co. (The)*	1,523,751
		18,957,553
	Total Common Stocks (Cost $279,339,652)	317,762,549

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 67

  Ultra Real Estate  URE

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 3.3%
	Federal Home Loan Bank
$14,910,064	0.00%, due 06/01/11	$14,910,064
994,004	0.01%, due 06/01/11	994,004
2,485,001	0.02%, due 06/02/11	2,485,001
	Total U.S. Government & Agency Securities (Cost $18,389,069)	18,389,069
	Repurchase Agreements (a)(b) — 26.5%
149,058,355	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $149,059,339	149,058,355
	Total Repurchase Agreements (Cost $149,058,355)	149,058,355
	Total Investment Securities (Cost $446,787,076) — 86.3%	485,209,973
	Other assets less liabilities — 13.7%	76,862,468
	Net Assets — 100.0%	$562,072,441

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $212,847,952.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,404,055
Aggregate gross unrealized depreciation	(3,516,649)
Net unrealized appreciation	$37,887,406
Federal income tax cost of investments	$447,322,567

Swap Agreements

Ultra Real Estate had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$136,149,187	$40,702,703
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	154,661,028	4,953,502
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	69,740,624	2,091,530
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	73,801,812	17,862,810
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	72,819,407	29,586,569
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	242,793,182	33,548,221
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	54,891,464	1,249,712
		$129,995,047

See accompanying notes to the financial statements.

68 :: Schedule of Portfolio Investments :: May 31, 2011

  KRU  Ultra KBW Regional Banking

Shares		Value
	Common Stocks (a) — 75.5%
	Commercial Banks — 71.8%
6,669	Associated Banc-Corp	$93,966
2,756	BancorpSouth, Inc.	35,387
1,599	Bank of Hawaii Corp.	75,793
1,191	BOK Financial Corp.	63,135
12,964	Boston Private Financial Holdings, Inc.	85,562
4,594	Cathay General Bancorp	74,882
1,769	City Holding Co.	57,086
1,428	City National Corp./CA	80,439
3,811	Columbia Banking System, Inc.	68,560
3,671	Community Bank System, Inc.	92,069
9,731	CVB Financial Corp.	87,287
3,130	East West Bancorp, Inc.	62,882
8,507	First Commonwealth Financial Corp.	49,766
4,967	First Financial Bancorp	79,472
1,327	First Financial Bankshares, Inc.	70,145
4,901	First Horizon National Corp.	51,510
7,213	First Midwest Bancorp, Inc./IL	88,287
4,594	FirstMerit Corp.	74,836
6,872	FNB Corp./PA	72,500
6,465	Fulton Financial Corp.	72,020
4,083	Glacier Bancorp, Inc.	58,060
1,633	Hancock Holding Co.	52,762
1,054	Iberiabank Corp.	61,923
4,151	MB Financial, Inc.	82,480
8,948	National Penn Bancshares, Inc.	67,557
6,941	Old National Bancorp/IN	74,963
3,811	PacWest Bancorp	80,412
5,104	Pinnacle Financial Partners, Inc.*	79,163
3,539	PrivateBancorp, Inc.	57,933
1,667	Prosperity Bancshares, Inc.	72,931
2,689	S&T Bancorp, Inc.	50,096
1,463	Signature Bank/NY*	83,274
10,072	Sterling Bancshares, Inc./TX	85,511
8,030	Susquehanna Bancshares, Inc.	70,022
1,735	SVB Financial Group*	103,024
30,283	Synovus Financial Corp.	72,074
4,321	TCF Financial Corp.	65,031
2,825	Texas Capital Bancshares, Inc.*	70,710
2,927	Trustmark Corp.	69,780
1,258	UMB Financial Corp.	53,654
6,737	Umpqua Holdings Corp.	80,709
2,485	United Bankshares, Inc.	60,261
5,575	Valley National Bancorp	75,759
4,117	Webster Financial Corp.	85,881
954	Westamerica Bancorp.	47,986
7,247	Whitney Holding Corp./LA	97,327
2,689	Wintrust Financial Corp.	87,312
		3,382,179

Shares		Value
	Common Stocks (a) (continued)
	Thrifts & Mortgage Finance — 3.7%
6,567	Brookline Bancorp, Inc.	$57,330
4,117	Hudson City Bancorp, Inc.	37,588
5,614	Provident Financial Services, Inc.	80,224
		175,142
	Total Common Stocks (Cost $3,611,351)	3,557,321
Principal Amount
	U.S. Government & Agency Securities (a) — 1.8%
	Federal Home Loan Bank
$67,483	0.00%, due 06/01/11	67,483
4,499	0.01%, due 06/01/11	4,499
11,247	0.02%, due 06/02/11	11,247
	Total U.S. Government & Agency Securities (Cost $83,229)	83,229
	Repurchase Agreements (a)(b) — 40.5%
1,908,927	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $1,908,934	1,908,927
	Total Repurchase Agreements (Cost $1,908,927)	1,908,927
	Total Investment Securities (Cost $5,603,507) — 117.8%	5,549,477
	Liabilities in excess of other assets — (17.8%)	(837,288)
	Net Assets — 100.0%	$4,712,189

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $2,861,547.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,923
Aggregate gross unrealized depreciation	(279,037)
Net unrealized depreciation	$(149,114)
Federal income tax cost of investments	$5,698,591

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 69

  Ultra KBW Regional Banking  KRU

Swap Agreements

Ultra KBW Regional Banking had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional BankingSM Index	$882,030	$(14,775)
Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional BankingSM Index	500,394	(2,647)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional BankingSM Index	4,165,492	211,426
Equity Index Swap Agreement with UBS AG, based on the KBW Regional BankingSM Index	321,875	(3,774)
		$190,230

See accompanying notes to the financial statements.

70 :: Schedule of Portfolio Investments :: May 31, 2011

  USD  Ultra Semiconductors

Shares		Value
	Common Stocks (a) — 28.8%
	Communications Equipment — 0.1%
1,704	InterDigital, Inc.	$73,289
	Computers & Peripherals — 0.8%
9,066	SanDisk Corp.*	430,816
	Semiconductors & Semiconductor Equipment — 27.9%
22,300	Advanced Micro Devices, Inc.*	193,564
12,447	Altera Corp.	598,576
3,934	Amkor Technology, Inc.*	25,138
11,576	Analog Devices, Inc.	476,584
51,394	Applied Materials, Inc.	708,209
2,518	Applied Micro Circuits Corp.*	26,641
17,918	Atmel Corp.*	269,128
1,223	ATMI, Inc.*	23,469
18,850	Broadcom Corp., Class A*	678,223
916	Cabot Microelectronics Corp.*	46,029
1,721	Cavium Networks, Inc.*	76,550
4,254	Cree, Inc.*	186,708
1,092	Cymer, Inc.*	52,274
6,453	Cypress Semiconductor Corp.*	151,129
4,823	Fairchild Semiconductor International, Inc.*	87,007
1,065	Hittite Microwave Corp.*	67,542
5,975	Integrated Device Technology, Inc.*	50,130
213,446	Intel Corp.	4,804,670
2,696	International Rectifier Corp.*	77,591
4,753	Intersil Corp., Class A	68,206
6,530	KLA-Tencor Corp.	281,443
4,779	Lam Research Corp.*	224,589
8,145	Linear Technology Corp.	281,736
23,978	LSI Corp.*	179,595
20,906	Marvell Technology Group Ltd.*	339,514
11,603	Maxim Integrated Products, Inc.	316,182
8,846	MEMC Electronic Materials, Inc.*	93,060
7,330	Microchip Technology, Inc.	289,755
33,641	Micron Technology, Inc.*	343,138
3,225	Microsemi Corp.*	71,111
9,317	National Semiconductor Corp.	228,546
2,227	Netlogic Microsystems, Inc.*	85,339
3,574	Novellus Systems, Inc.*	129,629
22,597	NVIDIA Corp.*	452,844
2,098	Omnivision Technologies, Inc.*	74,080
16,540	ON Semiconductor Corp.*	185,579
8,849	PMC-Sierra, Inc.*	69,376
4,358	Rambus, Inc.*	63,496
10,542	RF Micro Devices, Inc.*	66,415
2,401	Semtech Corp.*	68,717
1,705	Silicon Laboratories, Inc.*	73,281
7,213	Skyworks Solutions, Inc.*	183,715
7,011	Teradyne, Inc.*	112,246

Shares		Value
	Common Stocks (a) (continued)
1,954	Tessera Technologies, Inc.*	$33,804
45,669	Texas Instruments, Inc.	1,612,116
6,185	TriQuint Semiconductor, Inc.*	80,096
2,890	Varian Semiconductor Equipment Associates, Inc.*	177,489
10,068	Xilinx, Inc.	359,226
		15,143,485
	Total Common Stocks (Cost $15,613,336)	15,647,590
Principal Amount
	U.S. Government & Agency Securities (a) — 4.3%
	Federal Home Loan Bank
$1,872,385	0.00%, due 06/01/11	1,872,385
124,826	0.01%, due 06/01/11	124,826
312,063	0.02%, due 06/02/11	312,063
	Total U.S. Government & Agency Securities (Cost $2,309,274)	2,309,274
	Repurchase Agreements (a)(b) — 43.5%
23,599,562	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $23,599,702	23,599,562
	Total Repurchase Agreements (Cost $23,599,562)	23,599,562
	Total Investment Securities (Cost $41,522,172) — 76.6%	41,556,426
	Other assets less liabilities — 23.4%	12,682,487
	Net Assets — 100.0%	$54,238,913

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $15,222,282.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$456,382
Aggregate gross unrealized depreciation	(481,596)
Net unrealized depreciation	$(25,214)
Federal income tax cost of investments	$41,581,640

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 71

  Ultra Semiconductors  USD

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$16,783,111	$3,242,314
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	3,550,308	(56,427)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	8,508,806	1,664,702
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. SemiconductorsSM Index	20,169,832	3,362,609
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	36,365,113	5,980,108
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	7,276,462	(548,412)
		$13,644,894

See accompanying notes to the financial statements.

72 :: Schedule of Portfolio Investments :: May 31, 2011

  ROM  Ultra Technology

Shares		Value
	Common Stocks (a) — 56.7%
	Commercial Services & Supplies — 0.1%
6,459	Pitney Bowes, Inc.	$154,306
	Communications Equipment — 7.2%
1,624	Acme Packet, Inc.*	122,921
1,977	ADTRAN, Inc.	84,734
3,925	Arris Group, Inc.*	44,313
2,662	Aruba Networks, Inc.*	75,654
14,823	Brocade Communications Systems, Inc.*	98,869
2,940	Ciena Corp.*	78,645
176,070	Cisco Systems, Inc.	2,957,976
878	Comtech Telecommunications Corp.	24,400
2,781	Emulex Corp.*	25,863
2,556	F5 Networks, Inc.*	290,311
2,583	Finisar Corp.*	62,044
3,554	Harmonic, Inc.*	27,686
4,101	Harris Corp.	202,753
1,389	InterDigital, Inc.	59,741
6,923	JDS Uniphase Corp.*	139,775
16,770	Juniper Networks, Inc.*	613,950
9,350	Motorola Mobility Holdings, Inc.*	235,059
9,382	Motorola Solutions, Inc.*	449,116
1,515	Plantronics, Inc.	55,419
2,707	Polycom, Inc.*	155,409
52,215	QUALCOMM, Inc.	3,059,277
4,670	Riverbed Technology, Inc.*	177,086
6,633	Sonus Networks, Inc.*	21,491
2,171	Tekelec*	19,756
10,734	Tellabs, Inc.	49,054
1,289	Viasat, Inc.*	57,064
		9,188,366
	Computers & Peripherals — 13.6%
29,138	Apple, Inc.*	10,135,071
54,034	Dell, Inc.*	868,867
2,106	Diebold, Inc.	69,603
1,437	Electronics for Imaging, Inc.*	25,938
64,797	EMC Corp.*	1,844,771
69,078	Hewlett-Packard Co.	2,582,136
1,494	Intermec, Inc.*	18,047
2,492	Lexmark International, Inc., Class A*	74,212
5,073	NCR Corp.*	99,025
11,481	NetApp, Inc.*	628,814
3,346	QLogic Corp.*	54,138
7,404	SanDisk Corp.*	351,838
14,988	Seagate Technology plc	251,798
1,077	Synaptics, Inc.*	30,210
7,262	Western Digital Corp.*	266,152
		17,300,620

Shares		Value
	Common Stocks (a) (continued)
	Electronic Equipment, Instruments & Components — 0.9%
2,143	Brightpoint, Inc.*	$19,373
49,691	Corning, Inc.	1,001,273
4,978	Ingram Micro, Inc., Class A*	94,632
1,469	Insight Enterprises, Inc.*	24,635
1,481	Tech Data Corp.*	70,155
		1,210,068
	Health Care Technology — 0.4%
5,920	Allscripts Healthcare Solutions, Inc.*	119,051
1,089	athenahealth, Inc.*	48,755
2,202	Cerner Corp.*	264,460
582	Quality Systems, Inc.	50,099
		482,365
	Household Durables — 0.1%
3,662	Garmin Ltd.*	124,801
	Internet & Catalog Retail — 0.1%
2,657	IAC/InterActiveCorp*	97,724
	Internet Software & Services — 4.5%
5,770	Akamai Technologies, Inc.*	195,805
3,373	AOL, Inc.*	69,383
1,258	Digital River, Inc.*	40,948
3,429	Earthlink, Inc.	27,072
1,437	Equinix, Inc.*	145,712
7,891	Google, Inc., Class A*	4,174,497
1,447	j2 Global Communications, Inc.*	41,948
3,290	Rackspace Hosting, Inc.*	144,760
1,309	SAVVIS, Inc.*	51,444
2,769	United Online, Inc.	16,835
5,464	VeriSign, Inc.	191,349
38,831	Yahoo!, Inc.*	642,653
		5,742,406
	IT Services — 6.7%
5,685	Amdocs Ltd.*	173,051
963	CACI International, Inc., Class A*	61,468
9,641	Cognizant Technology Solutions Corp., Class A*	733,102
4,881	Computer Sciences Corp.	194,703
1,082	CSG Systems International, Inc.*	20,655
1,172	DST Systems, Inc.	58,916
2,618	Gartner, Inc.*	102,181
38,739	International Business Machines Corp.	6,544,179
11,808	SAIC, Inc.*	207,348
1,405	SRA International, Inc., Class A*	43,485
5,297	Teradata Corp.*	295,520

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 73

  Ultra Technology  ROM

Shares		Value
	Common Stocks (a) (continued)
1,222	Unisys Corp.*	$34,155
2,781	VeriFone Systems, Inc.*	133,850
		8,602,613
	Office Electronics — 0.4%
43,800	Xerox Corp.	447,198
	Semiconductors & Semiconductor Equipment — 9.7%
18,211	Advanced Micro Devices, Inc.*	158,071
10,163	Altera Corp.	488,739
3,211	Amkor Technology, Inc.*	20,518
9,456	Analog Devices, Inc.	389,304
41,975	Applied Materials, Inc.	578,416
2,056	Applied Micro Circuits Corp.*	21,752
14,634	Atmel Corp.*	219,803
997	ATMI, Inc.*	19,132
15,399	Broadcom Corp., Class A*	554,056
746	Cabot Microelectronics Corp.*	37,487
1,409	Cavium Networks, Inc.*	62,672
3,473	Cree, Inc.*	152,430
888	Cymer, Inc.*	42,509
5,270	Cypress Semiconductor Corp.*	123,423
3,941	Fairchild Semiconductor International, Inc.*	71,096
871	Hittite Microwave Corp.*	55,239
4,877	Integrated Device Technology, Inc.*	40,918
174,332	Intel Corp.	3,924,213
2,204	International Rectifier Corp.*	63,431
3,883	Intersil Corp., Class A	55,721
5,330	KLA-Tencor Corp.	229,723
3,904	Lam Research Corp.*	183,468
6,649	Linear Technology Corp.	229,989
19,585	LSI Corp.*	146,692
17,078	Marvell Technology Group Ltd.*	277,347
9,476	Maxim Integrated Products, Inc.	258,221
7,224	MEMC Electronic Materials, Inc.*	75,996
5,986	Microchip Technology, Inc.	236,627
27,476	Micron Technology, Inc.*	280,255
2,633	Microsemi Corp.*	58,058
7,610	National Semiconductor Corp.	186,673
1,816	Netlogic Microsystems, Inc.*	69,589
2,920	Novellus Systems, Inc.*	105,908
18,456	NVIDIA Corp.*	369,858
1,714	Omnivision Technologies, Inc.*	60,521
13,508	ON Semiconductor Corp.*	151,560
7,228	PMC-Sierra, Inc.*	56,668
3,559	Rambus, Inc.*	51,855
8,610	RF Micro Devices, Inc.*	54,243
1,959	Semtech Corp.*	56,067
1,390	Silicon Laboratories, Inc.*	59,742
5,889	Skyworks Solutions, Inc.*	149,993
5,726	Teradyne, Inc.*	91,673

Shares		Value
	Common Stocks (a) (continued)
1,596	Tessera Technologies, Inc.*	$27,611
37,298	Texas Instruments, Inc.	1,316,619
5,052	TriQuint Semiconductor, Inc.*	65,423
2,363	Varian Semiconductor Equipment Associates, Inc.*	145,124
8,220	Xilinx, Inc.	293,290
		12,367,723
	Software — 13.0%
1,054	ACI Worldwide, Inc.*	34,118
16,161	Adobe Systems, Inc.*	559,655
1,032	Advent Software, Inc.*	28,844
2,868	ANSYS, Inc.*	164,537
2,965	Ariba, Inc.*	99,446
7,285	Autodesk, Inc.*	313,109
1,084	Blackboard, Inc.*	46,710
5,725	BMC Software, Inc.*	319,627
13,049	CA, Inc.	305,347
8,586	Cadence Design Systems, Inc.*	91,784
5,336	Check Point Software Technologies Ltd.*	293,053
5,964	Citrix Systems, Inc.*	522,566
7,092	Compuware Corp.*	72,267
1,431	Concur Technologies, Inc.*	71,507
1,267	Fair Isaac Corp.	37,060
1,446	Fortinet, Inc.*	70,117
2,983	Informatica Corp.*	174,983
9,050	Intuit, Inc.*	488,428
1,389	JDA Software Group, Inc.*	45,879
3,472	Mentor Graphics Corp.*	46,560
2,560	MICROS Systems, Inc.*	130,714
237,392	Microsoft Corp.	5,937,174
7,210	Nuance Communications, Inc.*	158,332
121,546	Oracle Corp.	4,159,304
3,684	Parametric Technology Corp.*	85,800
2,132	Progress Software Corp.*	57,713
1,992	Quest Software, Inc.*	45,208
6,130	Red Hat, Inc.*	267,268
3,343	Rovi Corp.*	193,760
3,769	Salesforce.com, Inc.*	573,868
2,231	Solera Holdings, Inc.	131,830
2,411	SuccessFactors, Inc.*	84,554
24,245	Symantec Corp.*	473,990
4,754	Synopsys, Inc.*	129,974
5,290	TIBCO Software, Inc.*	148,596
2,497	VMware, Inc., Class A*	243,008
1,210	Websense, Inc.*	30,069
		16,636,759
	Total Common Stocks (Cost $70,174,554)	72,354,949

See accompanying notes to the financial statements.

74 :: Schedule of Portfolio Investments :: May 31, 2011

  ROM  Ultra Technology

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 3.8%
	Federal Home Loan Bank
$3,955,275	0.00%, due 06/01/11	$3,955,275
263,685	0.01%, due 06/01/11	263,685
659,210	0.02%, due 06/02/11	659,210
	Total U.S. Government & Agency Securities (Cost $4,878,170)	4,878,170
	Repurchase Agreements (a)(b) — 26.2%
33,427,042	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $33,427,285	33,427,042
	Total Repurchase Agreements (Cost $33,427,042)	33,427,042
	Total Investment Securities (Cost $108,479,766) — 86.7%	110,660,161
	Other assets less liabilities — 13.3%	16,963,833
	Net Assets — 100.0%	$127,623,994

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $49,958,512.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,650,388
Aggregate gross unrealized depreciation	(6,227,596)
Net unrealized appreciation	$422,792
Federal income tax cost of investments	$110,237,369

Swap Agreements

Ultra Technology had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$83,284,876	$16,118,383
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	24,787,349	(233,061)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	14,545,707	2,303,882
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. TechnologySM Index	15,364,660	2,388,647
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	11,893,555	1,825,489
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	32,601,526	(407,211)
		$21,996,129

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 75

  Ultra Telecommunications  LTL

Shares		Value
	Common Stocks (a) — 45.7%
	Diversified Financial Services — 1.6%
4,402	Leucadia National Corp.	$156,095
	Diversified Telecommunication Services — 26.9%
1,071	AboveNet, Inc.	83,613
3,588	Alaska Communications Systems Group, Inc.	32,364
21,906	AT&T, Inc.	691,353
933	Atlantic Tele-Network, Inc.	35,669
2,650	Cbeyond, Inc.*	38,054
9,085	CenturyLink, Inc.	392,381
15,588	Cincinnati Bell, Inc.*	49,570
2,080	Consolidated Communications Holdings, Inc.	39,811
20,605	Frontier Communications Corp.	182,354
2,962	General Communication, Inc., Class A*	36,581
2,541	Global Crossing Ltd.*	88,528
61,370	Level 3 Communications, Inc.*	140,537
10,307	PAETEC Holding Corp.*	45,969
5,168	tw telecom, inc.*	112,146
13,422	Verizon Communications, Inc.	495,675
9,876	Vonage Holdings Corp.*	47,109
11,234	Windstream Corp.	151,097
		2,662,811
	Media — 1.9%
5,978	Virgin Media, Inc.	195,002
	Wireless Telecommunication Services — 15.3%
5,312	American Tower Corp., Class A*	294,710
4,677	Crown Castle International Corp.*	193,675
3,775	Leap Wireless International, Inc.*	63,458
7,364	MetroPCS Communications, Inc.*	131,816
3,856	NII Holdings, Inc.*	168,353
2,158	NTELOS Holdings Corp.	44,994
3,038	SBA Communications Corp., Class A*	119,363
2,078	Shenandoah Telecommunications Co.	37,840
46,523	Sprint Nextel Corp.*	272,159
3,027	Telephone & Data Systems, Inc.	98,983
985	United States Cellular Corp.*	48,659
2,217	USA Mobility, Inc.	36,048
		1,510,058
	Total Common Stocks (Cost $3,606,447)	4,523,966

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 3.8%
	Federal Home Loan Bank
$304,479	0.00%, due 06/01/11	$304,479
20,299	0.01%, due 06/01/11	20,299
50,746	0.02%, due 06/02/11	50,746
	Total U.S. Government & Agency Securities (Cost $375,524)	375,524
	Repurchase Agreements (a)(b) — 32.2%
3,178,073	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $3,178,093	3,178,073
	Total Repurchase Agreements (Cost $3,178,073)	3,178,073
	Total Investment Securities (Cost $7,160,044) — 81.7%	8,077,563
	Other assets less liabilities — 18.3%	1,803,441
	Net Assets — 100.0%	$9,881,004

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $1,667,208.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$917,376
Aggregate gross unrealized depreciation	(816)
Net unrealized appreciation	$916,560
Federal income tax cost of investments	$7,161,003

See accompanying notes to the financial statements.

76 :: Schedule of Portfolio Investments :: May 31, 2011

  LTL  Ultra Telecommunications

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$3,359,390	$867,323
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	3,927,219	158,770
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	3,853,757	531,877
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	4,054,258	169,354
		$1,727,324

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 77

  Ultra Utilities  UPW

Shares		Value
	Common Stocks (a) — 71.2%
	Commercial Services & Supplies — 0.3%
2,666	Covanta Holding Corp.	$45,242
	Electric Utilities — 34.0%
601	Allete, Inc.	23,968
9,764	American Electric Power Co., Inc.	372,985
1,237	Cleco Corp.	43,406
2,453	DPL, Inc.	74,007
27,006	Duke Energy Corp.	506,362
6,129	Edison International	241,237
873	El Paso Electric Co.*	27,185
3,705	Entergy Corp.	252,496
13,516	Exelon Corp.	565,645
8,557	FirstEnergy Corp.	381,813
2,769	Great Plains Energy, Inc.	58,620
1,919	Hawaiian Electric Industries, Inc.	47,649
1,006	IDACORP, Inc.	39,606
1,037	ITC Holdings Corp.	74,965
8,465	NextEra Energy, Inc.	490,547
3,587	Northeast Utilities	126,406
4,786	NV Energy, Inc.	75,475
4,562	Pepco Holdings, Inc.	91,103
2,221	Pinnacle West Capital Corp.	100,522
1,607	PNM Resources, Inc.	26,564
1,539	Portland General Electric Co.	39,968
11,498	PPL Corp.	324,129
5,992	Progress Energy, Inc.	285,339
17,176	Southern Co.	688,414
738	UniSource Energy Corp.	27,963
2,262	Westar Energy, Inc.	61,504
		5,047,878
	Gas Utilities — 5.3%
1,598	AGL Resources, Inc.	65,694
1,846	Atmos Energy Corp.	61,564
428	Laclede Group, Inc. (The)	16,097
1,430	National Fuel Gas Co.	103,017
852	New Jersey Resources Corp.	39,260
920	Nicor, Inc.	50,563
544	Northwest Natural Gas Co.	24,572
2,016	Oneok, Inc.	143,317
1,380	Piedmont Natural Gas Co., Inc.	43,429
3,584	Questar Corp.	62,111
610	South Jersey Industries, Inc.	34,142
928	Southwest Gas Corp.	36,248
2,262	UGI Corp.	74,148
1,027	WGL Holdings, Inc.	40,310
		794,472

Shares		Value
	Common Stocks (a) (continued)
	Independent Power Producers & Energy Traders — 4.4%
16,289	AES Corp. (The)*	$211,105
7,150	Calpine Corp.*	112,899
3,689	Constellation Energy Group, Inc.	137,157
2,098	Dynegy, Inc.*	12,714
15,610	GenOn Energy, Inc.*	62,284
5,062	NRG Energy, Inc.*	125,335
		661,494
	Multi-Utilities — 23.4%
2,259	Alliant Energy Corp.	92,913
4,912	Ameren Corp.	145,936
1,159	Avista Corp.	28,894
794	Black Hills Corp.	24,630
8,084	CenterPoint Energy, Inc.	156,264
5,009	CMS Energy Corp.	99,879
5,950	Consolidated Edison, Inc.	315,707
11,888	Dominion Resources, Inc.	567,295
3,449	DTE Energy Co.	178,037
1,565	Integrys Energy Group, Inc.	81,912
5,669	NiSource, Inc.	115,081
735	NorthWestern Corp.	24,306
2,121	NSTAR	97,651
8,115	PG&E Corp.	352,029
10,413	Public Service Enterprise Group, Inc.	348,835
2,344	SCANA Corp.	95,330
4,571	Sempra Energy	252,182
4,130	TECO Energy, Inc.	79,296
1,658	Vectren Corp.	46,789
4,788	Wisconsin Energy Corp.	149,721
9,332	Xcel Energy, Inc.	230,874
		3,483,561
	Oil, Gas & Consumable Fuels — 2.5%
13,261	Spectra Energy Corp.	365,871
	Water Utilities — 1.3%
3,575	American Water Works Co., Inc.	107,285
2,804	Aqua America, Inc.	63,847
395	California Water Service Group	14,947
		186,079
	Total Common Stocks (Cost $9,307,711)	10,584,597

See accompanying notes to the financial statements.

78 :: Schedule of Portfolio Investments :: May 31, 2011

  UPW  Ultra Utilities

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 1.1%
	Federal Home Loan Bank
$132,522	0.00%, due 06/01/11	$132,522
8,835	0.01%, due 06/01/11	8,835
22,087	0.02%, due 06/02/11	22,087
	Total U.S. Government & Agency Securities (Cost $163,444)	163,444
	Repurchase Agreements (a)(b) — 8.1%
1,205,773	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $1,205,780	1,205,773
	Total Repurchase Agreements (Cost $1,205,773)	1,205,773
	Total Investment Securities (Cost $10,676,928) — 80.4%	11,953,814
	Other assets less liabilities — 19.6%	2,914,183
	Net Assets — 100.0%	$14,867,997

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $3,216,549.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,875,695
Aggregate gross unrealized depreciation	(661,736)
Net unrealized appreciation	$1,213,959
Federal income tax cost of investments	$10,739,855

Swap Agreements

Ultra Utilities had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$1,210,779	$18,535
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	3,275,276	37,265
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	13,625,258	2,765,419
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	985,528	15,350
		$2,836,569

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 79

  Ultra MSCI EAFE  EFO

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 5.6%
	Federal Home Loan Bank
$433,312	0.00%, due 06/01/11	$433,312
28,887	0.01%, due 06/01/11	28,887
72,218	0.02%, due 06/02/11	72,218
	Total U.S. Government & Agency Securities (Cost $534,417)	534,417
	Repurchase Agreements (a)(b) — 48.4%
4,581,286	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $4,581,314	4,581,286
	Total Repurchase Agreements (Cost $4,581,286)	4,581,286
	Total Investment Securities (Cost $5,115,703) † — 54.0%	5,115,703
	Other assets less liabilities — 46.0%	4,357,867
	Net Assets — 100.0%	$9,473,570

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $958,129.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI EAFE had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$1,796,686	$110,146
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	417,014	1,099,796
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index®	6,450,444	305,638
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI EAFE Index®	664,966	22,370
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI EAFE Index®	3,024,257	325,582
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	1,359,256	332,373
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	5,149,747	229,612
		$2,425,517

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

80 :: Schedule of Portfolio Investments :: May 31, 2011

  EET  Ultra MSCI Emerging Markets

Shares		Value
	Common Stocks (a) — 14.9%
	Aerospace & Defense — 0.1%
686	Embraer S.A. (ADR)	$22,151
	Airlines — 0.2%
664	China Eastern Airlines Corp., Ltd. (ADR)*	14,794
954	China Southern Airlines Co., Ltd. (ADR)*	24,775
808	Gol Linhas Aereas Inteligentes S.A. (ADR)	10,512
1,532	Lan Airlines S.A. (ADR)	43,999
362	TAM S.A. (ADR)	7,986
		102,066
	Beverages — 0.4%
2,904	Cia de Bebidas das Americas (ADR)	82,274
190	Coca-Cola Femsa, S.A.B de C.V. (ADR)	16,513
538	Fomento Economico Mexicano, S.A.B de C.V. (ADR)	33,318
		132,105
	Capital Markets — 0.1%
342	Administradora de Fondos de Pensiones Provida S.A. (ADR)	26,789
	Chemicals — 0.4%
804	Braskem S.A. (ADR)	25,792
1,242	Sinopec Shanghai Petrochemical Co., Ltd. (ADR)*	58,535
428	Sociedad Quimica y Minera de Chile S.A. (ADR)	26,780
		111,107
	Commercial Banks — 2.2%
2,930	Banco Bradesco S.A. (ADR)	58,366
607	Banco de Chile (ADR)	54,515
3,722	Banco Santander (Brasil) S.A. (ADR)	42,282
872	Banco Santander Chile (ADR)	78,558
620	Bancolumbia S.A. (ADR)	41,323
512	HDFC Bank Ltd. (ADR)	83,369
2,914	ICICI Bank Ltd. (ADR)	138,969
2,294	Itau Unibanco Holding S.A. (ADR)	52,372
1,466	KB Financial Group, Inc. (ADR)	70,236
1,214	Shinhan Financial Group Co., Ltd. (ADR)	109,454
		729,444

Shares		Value
	Common Stocks (a) (continued)
	Communications Equipment — 0.0%
600	China Techfaith Wireless
	Communication Technology Ltd.
	(ADR)*	$3,360
	Construction & Engineering — 0.1%
3,700	Empresas ICA, S.A.B de C.V. (ADR)*	36,371
	Construction Materials — 0.2%
6,803	Cemex, S.A.B de C.V. (ADR)*	58,574
	Diversified Consumer Services — 0.0%
1,374	Noah Education Holdings Ltd. (ADR)*	3,298
	Diversified Telecommunication Services — 0.6%
272	Brasil Telecom S.A. (ADR)	8,356
450	China Telecom Corp., Ltd. (ADR)	26,973
2,436	China Unicom Hong Kong Ltd. (ADR)	53,787
920	City Telecom HK Ltd. (ADR)	13,193
1,834	KT Corp. (ADR)	33,415
1,598	Mahanagar Telephone Nigam Ltd. (ADR)*	3,324
1,694	P.T. Telekomunikasi Indonesia, Tbk. Co. (ADR)	60,950
1,064	Tata Communications Ltd. (ADR)*	10,257
		210,255
	Electric Utilities — 0.2%
18	Cia Energetica de Minas Gerais (ADR)	344
554	Enersis S.A. (ADR)	12,022
4,048	Korea Electric Power Corp. (ADR)*	55,619
		67,985
	Electronic Equipment, Instruments & Components — 0.4%
8,222	AU Optronics Corp. (ADR)*	67,009
4,592	LG Display Co., Ltd. (ADR)	76,273
		143,282
	Energy Equipment & Services — 0.0%
4,034	WSP Holdings Ltd. (ADR)*	4,437
	Food & Staples Retailing — 0.0%
296	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A (ADR)	12,021

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 81

  Ultra MSCI Emerging Markets  EET

Shares		Value
	Common Stocks (a) (continued)
	Food Products — 0.1%
2,768	Agria Corp. (ADR)*	$3,598
1,052	BRF - Brasil Foods S.A. (ADR)	19,925
		23,523
	Health Care Equipment & Supplies — 0.1%
488	China Medical Technologies, Inc. (ADR)*	4,875
932	Mindray Medical International Ltd. (ADR)	27,075
		31,950
	Hotels, Restaurants & Leisure — 0.2%
758	Ctrip.com International Ltd. (ADR)*	34,110
928	Home Inns & Hotels Management, Inc. (ADR)*	37,927
		72,037
	Household Durables — 0.1%
520	Desarrolladora Homex, S.A.B de C.V. (ADR)*	12,495
568	Gafisa S.A. (ADR)	6,271
		18,766
	Independent Power Producers & Energy Traders — 0.1%
1,540	Huaneng Power International, Inc. (ADR)	36,082
	Insurance — 0.2%
1,086	China Life Insurance Co., Ltd. (ADR)	57,069
	Internet & Catalog Retail — 0.0%
1,326	Acorn International, Inc. (ADR)	5,967
	Internet Software & Services — 0.3%
420	Baidu, Inc. (ADR)*	56,998
552	Netease.com, Inc. (ADR)*	25,464
		82,462
	IT Services — 0.4%
920	Infosys Technologies Ltd. (ADR)	56,810
5,268	Wipro Ltd. (ADR)	72,856
		129,666
	Machinery — 0.3%
322	Duoyuan Global Water, Inc. (ADR)*^	—
3,546	Tata Motors Ltd. (ADR)	85,919
		85,919

Shares		Value
	Common Stocks (a) (continued)
	Media — 0.1%
1,658	Grupo Televisa S.A. (ADR)*	$39,013
450	NET Servicos de Comunicacao S.A. (ADR)*	4,473
		43,486
	Metals & Mining — 2.4%
2,140	Aluminum Corp. of China Ltd. (ADR)	47,123
1,300	AngloGold Ashanti Ltd. (ADR)	59,748
726	Cia de Minas Buenaventura S.A. (ADR)	32,031
2,834	Cia Siderurgica Nacional S.A. (ADR)	40,356
2,826	DRDGOLD Ltd. (ADR)	14,413
3,746	Gerdau S.A. (ADR)	41,318
3,198	Gold Fields Ltd. (ADR)	52,575
6,266	Grupo Simec, S.A.B de C.V. (ADR)*	50,567
2,700	Harmony Gold Mining Co., Ltd. (ADR)	37,557
2,648	Mechel OAO (ADR)	70,172
1,094	POSCO (ADR)	111,610
3,364	Sterlite Industries India Ltd. (ADR)*	52,310
3,164	Vale S.A. (ADR)	102,071
3,414	Vale S.A. (Preference) (ADR)	100,030
		811,881
	Oil, Gas & Consumable Fuels — 2.1%
700	China Petroleum & Chemical Corp. (ADR)	69,895
498	CNOOC Ltd. (ADR)	124,789
1,746	Ecopetrol S.A. (ADR)	79,391
550	PetroChina Co., Ltd. (ADR)	79,266
2,548	Petroleo Brasileiro S.A. (ADR)	83,432
3,770	Sasol Ltd. (ADR)	202,147
1,008	Ultrapar Participacoes S.A. (ADR)	18,073
810	Yanzhou Coal Mining Co., Ltd. (ADR)	33,737
		690,730
	Paper & Forest Products — 0.2%
14,586	Sappi Ltd. (ADR)*	77,743
	Pharmaceuticals — 0.1%
898	Dr. Reddy's Laboratories Ltd. (ADR)	32,561
1,024	Simcere Pharmaceutical Group (ADR)*	12,186
		44,747
	Road & Rail — 0.0%
220	Guangshen Railway Co., Ltd. (ADR)	4,466

See accompanying notes to the financial statements.

82 :: Schedule of Portfolio Investments :: May 31, 2011

  EET  Ultra MSCI Emerging Markets

Shares		Value
	Common Stocks (a) (continued)
	Semiconductors & Semiconductor Equipment — 1.5%
21,086	Advanced Semiconductor Engineering, Inc. (ADR)	$129,679
12	Hanwha SolarOne Co. Ltd. (ADR)*	81
9,810	Himax Technologies, Inc. (ADR)	21,386
366	JA Solar Holdings Co., Ltd. (ADR)*	2,207
648	O2Micro International Ltd. (ADR)*	4,581
380	Renesola Ltd. (ADR)*	2,820
2,934	Semiconductor Manufacturing International Corp. (ADR)*	12,499
2,322	Silicon Motion Technology Corp. (ADR)*	28,328
13,576	Siliconware Precision Industries Co. (ADR)	90,416
10,634	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	145,261
21,738	United Microelectronics Corp. (ADR)	59,127
2,274	Vimicro International Corp. (ADR)*	6,026
		502,411
	Software — 0.2%
1,138	Shanda Interactive Entertainment Ltd. (ADR)*	49,367
626	The9 Ltd. (ADR)*	3,950
		53,317
	Transportation Infrastructure — 0.2%
596	Grupo Aeroportuario del Pacifico, S.A.B. de C.V. (ADR)	24,335
602	Grupo Aeroportuario del Sureste, S.A.B. de C.V. (ADR)	36,186
		60,521
	Wireless Telecommunication Services — 1.4%
1,174	America Movil, S.A.B. de C.V. (ADR)	61,870
2,428	China Mobile Ltd. (ADR)	111,130
3,652	Mobile Telesystems OJSC (ADR)	74,026
40	Philippine Long Distance Telephone Co. (ADR)	2,171
1,060	PT Indosat Tbk. (ADR)	32,171
3,160	SK Telecom Co., Ltd. (ADR)	55,900
326	Tim Participacoes S.A. (ADR)	15,951
6,926	Turkcell Iletisim Hizmetleri A.S. (ADR)*	97,449
382	Vivo Participacoes S.A. (ADR)	17,236
		467,904
	Total Common Stocks (Cost $4,954,085)	4,963,892

Shares		Value
	Investment Companies (a) — 1.0%
	Mutual Funds — 1.0%
12,968	iShares MSCI Malaysia Index Fund	$195,558
1,838	iShares MSCI Thailand Index Fund	124,561
	Total Investment Companies (Cost $304,728)	320,119
Principal Amount
	U.S. Government & Agency Securities (a) — 5.1%
	Federal Home Loan Bank
$1,387,464	0.00%, due 06/01/11	1,387,464
92,498	0.01%, due 06/01/11	92,498
231,243	0.02%, due 06/02/11	231,243
	Total U.S. Government & Agency Securities (Cost $1,711,205)	1,711,205
	Repurchase Agreements (a)(b) — 45.9%
15,269,123	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $15,269,221	15,269,123
	Total Repurchase Agreements (Cost $15,269,123)	15,269,123
	Total Investment Securities (Cost $22,239,141) — 66.9%	22,264,339
	Other assets less liabilities — 33.1%	11,020,157
	Net Assets — 100.0%	$33,284,496

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2011, the value of these securities amounted to $— or 0.00% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $2,534,841.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,762
Aggregate gross unrealized depreciation	(145,689)
Net unrealized appreciation	$25,073
Federal income tax cost of investments	$22,239,266

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 83

  Ultra MSCI Emerging Markets  EET

Swap Agreements ††

Ultra MSCI Emerging Markets had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the MSCI Emerging Markets Index®	$7,235,487	$340,523
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	3,283,487	664,912
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	5,484,669	259,711
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	16,970,115	542,721
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Emerging Markets Index®	2,853,946	238,193
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Emerging Markets Index®	946,236	45,805
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	21,097,937	2,275,260
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	3,337,391	2,172,309
		$6,539,434

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Ultra MSCI Emerging Markets invested, as a percentage of net assets, in the following countries as of May 31, 2011:

Brazil	2.3%
Cayman Islands	0.0%
Chile	0.7%
China	2.6%
Colombia	0.4%
Hong Kong	0.6%
India	1.6%
Indonesia	0.3%
Mexico	1.1%
Peru	0.1%
Philippines	0.0%
Russia	0.4%
South Africa	1.3%
South Korea	1.6%
Taiwan	1.6%
Turkey	0.3%
United States	1.0%
Other[1]	84.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

84 :: Schedule of Portfolio Investments :: May 31, 2011

  UPV  Ultra MSCI Europe

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 4.8%
	Federal Home Loan Bank
$166,265	0.00%, due 06/01/11	$166,265
11,084	0.01%, due 06/01/11	11,084
27,711	0.02%, due 06/02/11	27,711
	Total U.S. Government & Agency Securities (Cost $205,060)	205,060
	Repurchase Agreements (a)(b) — 66.0%
2,796,069	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $2,796,082	2,796,069
	Total Repurchase Agreements (Cost $2,796,069)	2,796,069
	Total Investment Securities (Cost $3,001,129) † — 70.8%	3,001,129
	Other assets less liabilities — 29.2%	1,236,133
	Net Assets — 100.0%	$4,237,262

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $1,405,835.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Europe had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$4,283,338	$198,411
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	284,735	211,528
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Europe Index®	112,621	3,274
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Europe Index®	2,132,816	173,711
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Europe Index®	478,657	225,370
Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	575,534	168,307
Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	569,382	130,811
		$1,111,412

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 85

  Ultra MSCI Pacific ex-Japan  UXJ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 4.3%
	Federal Home Loan Bank
$140,560	0.00%, due 06/01/11	$140,560
9,371	0.01%, due 06/01/11	9,371
23,427	0.02%, due 06/02/11	23,427
	Total U.S. Government & Agency Securities (Cost $173,358)	173,358
	Repurchase Agreements (a)(b) — 49.1%
1,961,064	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $1,961,075	1,961,064
	Total Repurchase Agreements (Cost $1,961,064)	1,961,064
	Total Investment Securities (Cost $2,134,422) † — 53.4%	2,134,422
	Other assets less liabilities — 46.6%	1,864,636
	Net Assets — 100.0%	$3,999,058

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $785,765.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	$1,645,343	$57,911
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Pacific ex-Japan Index®	1,850,061	73,363
Equity Index Swap Agreement with Societe Generale, based on the MSCI Pacific ex-Japan Index®	1,931,755	440,568
Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	2,559,379	752,462
		$1,324,304

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

86 :: Schedule of Portfolio Investments :: May 31, 2011

  UBR  Ultra MSCI Brazil

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 7.1%
	Federal Home Loan Bank
$969,985	0.00%, due 06/01/11	$969,985
64,666	0.01%, due 06/01/11	64,666
161,663	0.02%, due 06/02/11	161,663
	Total U.S. Government & Agency Securities (Cost $1,196,314)	1,196,314
	Repurchase Agreements (a)(b) — 80.8%
13,628,456	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $13,628,533	13,628,456
	Total Repurchase Agreements (Cost $13,628,456)	13,628,456
	Total Investment Securities (Cost $14,824,770) † — 87.9%	14,824,770
	Other assets less liabilities — 12.1%	2,035,137
	Net Assets — 100.0%	$16,859,907

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $5,517,882.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Brazil had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$14,212,661	$473,138
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	10,158,737	380,809
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Brazil Index®	3,357,886	511
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Brazil Index®	3,531,851	(87,781)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	1,366,390	700,859
Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	999,080	496,451
		$1,963,987

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 87

  Ultra FTSE China 25  XPP

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 6.0%
	Federal Home Loan Bank
$2,164,024	0.00%, due 06/01/11	$2,164,024
144,268	0.01%, due 06/01/11	144,268
360,669	0.02%, due 06/02/11	360,669
	Total U.S. Government & Agency Securities (Cost $2,668,961)	2,668,961
	Repurchase Agreements (a)(b) — 66.2%
29,234,450	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $29,234,615	29,234,450
	Total Repurchase Agreements (Cost $29,234,450)	29,234,450
	Total Investment Securities (Cost $31,903,411) † — 72.2%	31,903,411
	Other assets less liabilities — 27.8%	12,291,191
	Net Assets — 100.0%	$44,194,602

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $11,139,858.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra FTSE China 25 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE China 25 Index®	$1,798,017	$3,574,928
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	11,371,576	2,069,074
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	25,430,084	519,876
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the FTSE China 25 Index®	12,481,110	1,526,362
Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	35,422,764	729,809
Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	1,673,838	1,183,041
		$9,603,090

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

88 :: Schedule of Portfolio Investments :: May 31, 2011

  EZJ  Ultra MSCI Japan

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 5.9%
	Federal Home Loan Bank
$2,088,564	0.00%, due 06/01/11	$2,088,564
139,238	0.01%, due 06/01/11	139,238
348,093	0.02%, due 06/02/11	348,093
	Total U.S. Government & Agency Securities (Cost $2,575,895)	2,575,895
	Repurchase Agreements (a)(b) — 87.4%
38,189,525	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $38,189,714	38,189,525
	Total Repurchase Agreements (Cost $38,189,525)	38,189,525
	Total Investment Securities (Cost $40,765,420) † — 93.3%	40,765,420
	Other assets less liabilities — 6.7%	2,913,643
	Net Assets — 100.0%	$43,679,063

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $20,725,895.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Japan had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$38,945,346	$(1,290,410)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	11,045,984	3,598,348
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Japan Index®	5,589,958	735,071
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Japan Index®	25,145,160	1,742,902
Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	606,769	284,004
Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	6,094,411	125,019
		$5,194,934

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 89

  Ultra MSCI Mexico Investable Market  UMX

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 6.8%
	Federal Home Loan Bank
$113,634	0.00%, due 06/01/11	$113,634
7,576	0.01%, due 06/01/11	7,576
18,939	0.02%, due 06/02/11	18,939
	Total U.S. Government & Agency Securities (Cost $140,149)	140,149
	Repurchase Agreements (a)(b) — 63.6%
1,319,902	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $1,319,912	1,319,902
	Total Repurchase Agreements (Cost $1,319,902)	1,319,902
	Total Investment Securities (Cost $1,460,051) † — 70.4%	1,460,051
	Other assets less liabilities — 29.6%	615,156
	Net Assets — 100.0%	$2,075,207

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $369,746.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Mexico Investable Market had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$223,152	$7,936
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	401,820	51,817
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Mexico Investable Market Index®	1,343,733	74,507
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Mexico Investable Market Index®	287,470	51,729
Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	1,415,603	39,238
Equity Index Swap Agreement with UBS AG, based on the MSCI Mexico Investable Market Index®	472,275	371,550
		$596,777

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

90 :: Schedule of Portfolio Investments :: May 31, 2011

  UST  Ultra 7-10 Year Treasury

Principal Amount		Value
	U.S. Treasury Obligations (a) — 9.9%
	U.S. Treasury Bonds
$7,300	9.00%, due 11/15/18	$10,618
13,900	8.88%, due 02/15/19	20,197
16,000	8.13%, due 08/15/19	22,581
7,000	8.50%, due 02/15/20	10,156
4,600	8.75%, due 05/15/20	6,784
10,400	8.75%, due 08/15/20	15,398
11,100	7.88%, due 02/15/21	15,745
8,800	8.13%, due 05/15/21	12,713
		114,192
	U.S. Treasury Notes
35,900	4.00%, due 08/15/18	39,765
77,400	3.75%, due 11/15/18	84,281
85,400	2.75%, due 02/15/19	86,678
94,100	3.13%, due 05/15/19	97,662
74,900	3.63%, due 08/15/19	80,310
100,000	3.38%, due 11/15/19	104,926
123,700	3.63%, due 02/15/20	131,755
120,900	3.50%, due 05/15/20	127,105
127,400	2.63%, due 08/15/20	124,205
127,400	2.63%, due 11/15/20	123,558
127,400	3.63%, due 02/15/21	133,999
46,300	3.13%, due 05/15/21	46,600
		1,180,844
	Total U.S. Treasury Obligations (Cost $1,247,564)	1,295,036
	U.S. Government & Agency Securities (a) — 10.8%
	Federal Home Loan Bank
1,141,585	0.00%, due 06/01/11	1,141,585
76,106	0.01%, due 06/01/11	76,106
190,263	0.02%, due 06/02/11	190,263
	Total U.S. Government & Agency Securities (Cost $1,407,954)	1,407,954

Principal Amount		Value
	Repurchase Agreements (a)(b) — 75.6%
$9,871,006	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $9,871,078	$9,871,006
	Total Repurchase Agreements (Cost $9,871,006)	9,871,006
	Total Investment Securities (Cost $12,526,524) — 96.3%	12,573,996
	Other assets less liabilities — 3.7%	486,512
	Net Assets — 100.0%	$13,060,508

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $325,584.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,226
Aggregate gross unrealized depreciation	(3,777)
Net unrealized appreciation	$46,449
Federal income tax cost of investments	$12,527,547

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 7-10 Year Note Futures Contracts	9	09/21/11	$1,103,484	$4,910

Cash collateral in the amount of $19,439 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 91

  Ultra 7-10 Year Treasury  UST

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$9,025,409	$63,154
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	3,287,439	47,810
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	929,293	10,503
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	10,590,090	354,172
		$475,639

See accompanying notes to the financial statements.

92 :: Schedule of Portfolio Investments :: May 31, 2011

  UBT  Ultra 20+ Year Treasury

Principal Amount		Value
	U.S. Treasury Obligations (a) — 55.7%
	U.S. Treasury Bonds
$763,200	4.50%, due 02/15/36	$808,396
439,900	4.75%, due 02/15/37	482,928
449,500	5.00%, due 05/15/37	512,149
468,600	4.38%, due 02/15/38	484,525
577,100	4.50%, due 05/15/38	608,344
771,700	3.50%, due 02/15/39	682,050
965,200	4.25%, due 05/15/39	973,193
1,087,600	4.50%, due 08/15/39	1,142,405
1,293,700	4.38%, due 11/15/39	1,330,085
1,304,600	4.63%, due 02/15/40	1,397,553
1,310,200	4.38%, due 05/15/40	1,345,719
1,351,200	3.88%, due 08/15/40	1,272,239
1,340,800	4.25%, due 11/15/40	1,347,085
1,252,400	4.75%, due 02/15/41	1,367,660
516,300	4.38%, due 05/15/41	530,095
		14,284,426
	Total U.S. Treasury Obligations (Cost $13,885,283)	14,284,426
	U.S. Government & Agency Securities (a) — 3.7%
	Federal Home Loan Bank
761,002	0.00%, due 06/01/11	761,002
50,733	0.01%, due 06/01/11	50,733
126,833	0.02%, due 06/02/11	126,833
	Total U.S. Government & Agency Securities (Cost $938,568)	938,568

Principal Amount		Value
	Repurchase Agreements (a)(b) — 32.7%
$8,395,283	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $8,395,336	$8,395,283
	Total Repurchase Agreements (Cost $8,395,283)	8,395,283
	Total Investment Securities (Cost $23,219,134) — 92.1%	23,618,277
	Other assets less liabilities — 7.9%	2,018,777
	Net Assets — 100.0%	$25,637,054

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $2,032,129.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$375,807
Aggregate gross unrealized depreciation	(14,126)
Net unrealized appreciation	$361,681
Federal income tax cost of investments	$23,256,596

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	11	09/21/11	$1,373,281	$6,002

Cash collateral in the amount of $40,838 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$17,373,997	$827,741
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	18,523,485	1,075,233
		$1,902,974

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 93

  Ultra High Yield  UJB

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.0%
	Federal Home Loan Bank
$331,149	0.00%, due 06/01/11	$331,149
22,077	0.01%, due 06/01/11	22,077
55,191	0.02%, due 06/02/11	55,191
	Total U.S. Government & Agency Securities (Cost $408,417)	408,417
	Repurchase Agreements (a)(b) — 88.5%
3,599,939	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $3,599,961	3,599,939
	Total Repurchase Agreements (Cost $3,599,939)	3,599,939
	Total Investment Securities (Cost $4,008,356) † — 98.5%	4,008,356
	Other assets less liabilities — 1.5%	61,879
	Net Assets — 100.0%	$4,070,235

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $831,018.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra High Yield had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid High Yield Index	$4,148,492	$38,657
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid High Yield Index	3,987,128	35,619
		$74,276

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

94 :: Schedule of Portfolio Investments :: May 31, 2011

  IGU  Ultra Investment Grade Corporate

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.4%
	Federal Home Loan Bank
$321,839	0.00%, due 06/01/11	$321,839
21,456	0.01%, due 06/01/11	21,456
53,640	0.02%, due 06/02/11	53,640
	Total U.S. Government & Agency Securities (Cost $396,935)	396,935
	Repurchase Agreements (a)(b) — 70.8%
3,001,079	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $3,001,100	3,001,079
	Total Repurchase Agreements (Cost $3,001,079)	3,001,079
	Total Investment Securities (Cost $3,398,014) † — 80.2%	3,398,014
	Other assets less liabilities — 19.8%	837,772
	Net Assets — 100.0%	$4,235,786

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $310,005.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra Investment Grade Corporate had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid Investment Grade index	$4,170,794	$119,255
Bond Index Swap Agreement with Goldman Sachs International, based on the Markit iBoxx® $ Liquid Investment Grade Index	4,271,824	120,718
		$239,973

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 95

  Short QQQ®  PSQ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.5%
	Federal Home Loan Bank
$21,929,133	0.00%, due 06/01/11	$21,929,133
1,461,942	0.01%, due 06/01/11	1,461,942
3,654,841	0.02%, due 06/02/11	3,654,841
	Total U.S. Government & Agency Securities (Cost $27,045,916)	27,045,916
	Repurchase Agreements (a)(b) — 89.7%
210,312,953	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $210,314,379	210,312,953
	Total Repurchase Agreements (Cost $210,312,953)	210,312,953
	Total Investment Securities (Cost $237,358,869) † — 101.2%	237,358,869
	Liabilities in excess of other assets — (1.2%)	(2,810,715)
	Net Assets — 100.0%	$234,548,154

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $26,951,428.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	352	06/17/11	$16,697,120	$25,697

Cash collateral in the amount of $3,618,965 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

Short QQQ® had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(12,852,484)	$(291,888)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(12,444,111)	(1,477,104)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(726,791)	2,442
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(9,857,678)	(107,363)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(10,530,656)	(192,024)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(37,476,148)	(7,741,913)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(68,139,897)	(4,556,082)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(65,821,271)	(5,544,013)
		$(19,907,945)

See accompanying notes to the financial statements.

96 :: Schedule of Portfolio Investments :: May 31, 2011

  DOG  Short Dow30SM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.8%
	Federal Home Loan Bank
$22,195,427	0.00%, due 06/01/11	$22,195,427
1,479,695	0.01%, due 06/01/11	1,479,695
3,699,224	0.02%, due 06/02/11	3,699,224
	Total U.S. Government & Agency Securities (Cost $27,374,346)	27,374,346
	Repurchase Agreements (a)(b) — 92.0%
212,655,739	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $212,657,182	212,655,739
	Total Repurchase Agreements (Cost $212,655,739)	212,655,739
	Total Investment Securities (Cost $240,030,085) † — 103.8%	240,030,085
	Liabilities in excess of other assets — (3.8%)	(8,739,486)
	Net Assets — 100.0%	$231,290,599

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $27,067,583.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	381	06/17/11	$23,919,180	$(94,789)

Cash collateral in the amount of $2,967,840 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

Short Dow30SM had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(215,156)	$(11,017)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(34,254,434)	(5,123,438)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(1,400,372)	3,521
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(4,627,904)	(48,882)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(11,095,998)	(166,611)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(121,866,183)	(11,894,135)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(33,902,790)	(647,714)
		$(17,888,276)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 97

  Short S&P500®  SH

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.7%
	Federal Home Loan Bank
$142,822,180	0.00%, due 06/01/11	$142,822,180
9,521,476	0.01%, due 06/01/11	9,521,476
23,803,605	0.02%, due 06/02/11	23,803,605
	Total U.S. Government & Agency Securities (Cost $176,147,261)	176,147,261
	Repurchase Agreements (a)(b) — 96.7%
1,451,811,483	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $1,451,821,001	1,451,811,483
	Total Repurchase Agreements (Cost $1,451,811,483)	1,451,811,483
	Total Investment Securities (Cost $1,627,958,744) † — 108.4%	1,627,958,744
	Liabilities in excess of other assets — (8.4%)	(126,818,181)
	Net Assets — 100.0%	$1,501,140,563

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $257,596,801.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	994	06/17/11	$66,796,800	$(226,618)

Cash collateral in the amount of $6,131,209 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

Short S&P500® had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(684,770,953)	$(11,916,849)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(19,025,141)	(294,198)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(67,990,202)	(975,190)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(54,757,463)	(919,352)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(74,498,334)	(4,584,128)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(50,390,744)	(373,399)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(482,919,918)	(121,427,599)
		$(140,490,715)

See accompanying notes to the financial statements.

98 :: Schedule of Portfolio Investments :: May 31, 2011

  MYY  Short MidCap400

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.5%
	Federal Home Loan Bank
$2,271,782	0.00%, due 06/01/11	$2,271,782
151,452	0.01%, due 06/01/11	151,452
378,629	0.02%, due 06/02/11	378,629
	Total U.S. Government & Agency Securities (Cost $2,801,863)	2,801,863
	Repurchase Agreements (a)(b) — 103.2%
25,204,990	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $25,205,149	25,204,990
	Total Repurchase Agreements (Cost $25,204,990)	25,204,990
	Total Investment Securities (Cost $28,006,853) † — 114.7%	28,006,853
	Liabilities in excess of other assets — (14.7%)	(3,585,322)
	Net Assets — 100.0%	$24,421,531

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $6,209,375.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	16	06/17/11	$1,600,000	$(1,376)

Cash collateral in the amount of $146,462 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

Short MidCap400 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$(5,018,999)	$(489,888)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	(412,507)	(5,062)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	(366,425)	(6,817)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	(6,740,616)	(1,519,777)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	(2,359,446)	(60,177)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(7,939,226)	(2,466,118)
		$(4,547,839)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 99

  Short SmallCap600  SBB

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.4%
	Federal Home Loan Bank
$4,814,467	0.00%, due 06/01/11	$4,814,467
320,964	0.01%, due 06/01/11	320,964
802,408	0.02%, due 06/02/11	802,408
	Total U.S. Government & Agency Securities (Cost $5,937,839)	5,937,839
	Repurchase Agreements (a)(b) — 97.1%
50,835,159	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $50,835,485	50,835,159
	Total Repurchase Agreements (Cost $50,835,159)	50,835,159
	Total Investment Securities (Cost $56,772,998) † — 108.5%	56,772,998
	Liabilities in excess of other assets — (8.5%)	(4,430,802)
	Net Assets — 100.0%	$52,342,196

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $10,578,759.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600TM Index	$(11,617,320)	$(1,127,102)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	(11,931,758)	(255,078)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	(11,192,515)	(387,002)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600TM Index	(7,414,099)	(1,941,181)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600TM Index	(6,750,674)	(144,950)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	(3,431,889)	(513,437)
		$(4,368,750)

See accompanying notes to the financial statements.

100 :: Schedule of Portfolio Investments :: May 31, 2011

  RWM  Short Russell2000

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.8%
	Federal Home Loan Bank
$38,070,297	0.00%, due 06/01/11	$38,070,297
2,538,019	0.01%, due 06/01/11	2,538,019
6,345,025	0.02%, due 06/02/11	6,345,025
	Total U.S. Government & Agency Securities (Cost $46,953,341)	46,953,341
	Repurchase Agreements (a)(b) — 92.5%
368,609,220	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $368,611,700	368,609,220
	Total Repurchase Agreements (Cost $368,609,220)	368,609,220
	Total Investment Securities (Cost $415,562,561) † — 104.3%	415,562,561
	Liabilities in excess of other assets — (4.3%)	(17,296,538)
	Net Assets — 100.0%	$398,266,023

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $50,282,557.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	880	06/17/11	$74,606,400	$(1,437,595)

Cash collateral in the amount of $4,023,390 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

Short Russell2000 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(70,447,824)	$(2,050,765)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(82,864,918)	(14,222,729)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(7,517,811)	(141,113)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(47,697,857)	(421,711)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(90,603,242)	(7,916,610)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(24,581,403)	(1,637,806)
		$(26,390,734)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 101

  UltraShort QQQ®  QID

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 8.7%
	Federal Home Loan Bank
$49,325,708	0.00%, due 06/01/11	$49,325,708
3,288,380	0.01%, due 06/01/11	3,288,380
8,220,920	0.02%, due 06/02/11	8,220,920
	Total U.S. Government & Agency Securities (Cost $60,835,008)	60,835,008
	Repurchase Agreements (a)(b) — 77.6%
538,088,067	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $538,091,460	538,088,067
	Total Repurchase Agreements (Cost $538,088,067)	538,088,067
	Total Investment Securities (Cost $598,923,075) † — 86.3%	598,923,075
	Other assets less liabilities — 13.7%	94,716,855
	Net Assets — 100.0%	$693,639,930

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $125,648,729.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	2,228	06/17/11	$105,685,180	$247,021

Cash collateral in the amount of $9,538,625 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(83,504,583)	$(868,732)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(189,746,277)	(31,302,384)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(3,429,012)	11,521
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(34,891,357)	(214,921)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(96,325,412)	(1,231,765)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(93,690,371)	(19,354,781)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(214,557,197)	(14,346,076)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(565,493,798)	(12,686,986)
		$(79,994,124)

See accompanying notes to the financial statements.

102 :: Schedule of Portfolio Investments :: May 31, 2011

  DXD  UltraShort Dow30SM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.0%
	Federal Home Loan Bank
$24,746,810	0.00%, due 06/01/11	$24,746,810
1,649,787	0.01%, due 06/01/11	1,649,787
4,124,452	0.02%, due 06/02/11	4,124,452
	Total U.S. Government & Agency Securities (Cost $30,521,049)	30,521,049
	Repurchase Agreements (a)(b) — 77.2%
262,075,179	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $262,076,859	262,075,179
	Total Repurchase Agreements (Cost $262,075,179)	262,075,179
	Total Investment Securities (Cost $292,596,228) † — 86.2%	292,596,228
	Other assets less liabilities — 13.8%	46,682,456
	Net Assets — 100.0%	$339,278,684

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $55,153,506.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	779	06/17/11	$48,905,620	$238,397

Cash collateral in the amount of $7,257,600 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(13,580,433)	$(37,401)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(114,181,445)	(17,078,126)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(7,271,784)	18,285
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(6,058,566)	5,076
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(20,781,887)	(245,750)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(154,380,097)	(15,067,492)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(313,391,844)	(5,987,367)
		$(38,392,775)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 103

  UltraShort S&P500®  SDS

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.2%
	Federal Home Loan Bank
$167,768,117	0.00%, due 06/01/11	$167,768,117
11,184,538	0.01%, due 06/01/11	11,184,538
27,961,245	0.02%, due 06/02/11	27,961,245
	Total U.S. Government & Agency Securities (Cost $206,913,900)	206,913,900
	Repurchase Agreements (a)(b) — 104.3%
2,123,179,517	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $2,123,191,910	2,123,179,517
	Total Repurchase Agreements (Cost $2,123,179,517)	2,123,179,517
	Total Investment Securities (Cost $2,330,093,417) † — 114.5%	2,330,093,417
	Liabilities in excess of other assets — (14.5%)	(295,166,213)
	Net Assets — 100.0%	$2,034,927,204

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $720,378,147.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,297	06/17/11	$87,158,400	$442,433

Cash collateral in the amount of $11,768,717 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(2,831,391,064)	$(243,205,042)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(25,039,897)	(1,045,137)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(19,813,237)	(1,041,887)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(36,389,391)	(1,429,408)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(238,935,893)	(14,702,513)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(20,314,189)	(234,428)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(792,714,866)	(57,020,285)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(20,441,079)	(115,051)
		$(318,793,751)

See accompanying notes to the financial statements.

104 :: Schedule of Portfolio Investments :: May 31, 2011

  TWQ  UltraShort Russell3000

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 5.9%
	Federal Home Loan Bank
$64,321	0.00%, due 06/01/11	$64,321
4,288	0.01%, due 06/01/11	4,288
10,720	0.02%, due 06/02/11	10,720
	Total U.S. Government & Agency Securities (Cost $79,329)	79,329
	Repurchase Agreements (a)(b) — 75.1%
1,016,477	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $1,016,483	1,016,477
	Total Repurchase Agreements (Cost $1,016,477)	1,016,477
	Total Investment Securities (Cost $1,095,806) † — 81.0%	1,095,806
	Other assets less liabilities — 19.0%	256,940
	Net Assets — 100.0%	$1,352,746

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $478,653.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$(52,425)	$(406)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(392,383)	(7,055)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	(841,496)	(8,924)
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	(1,419,537)	(328,656)
		$(345,041)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 105

  UltraShort MidCap400  MZZ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.9%
	Federal Home Loan Bank
$2,565,622	0.00%, due 06/01/11	$2,565,622
171,041	0.01%, due 06/01/11	171,041
427,602	0.02%, due 06/02/11	427,602
	Total U.S. Government & Agency Securities (Cost $3,164,265)	3,164,265
	Repurchase Agreements (a)(b) — 108.9%
31,484,477	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $31,484,662	31,484,477
	Total Repurchase Agreements (Cost $31,484,477)	31,484,477
	Total Investment Securities (Cost $34,648,742) † — 119.8%	34,648,742
	Liabilities in excess of other assets — (19.8%)	(5,722,883)
	Net Assets — 100.0%	$28,925,859

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $10,031,901.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	45	06/17/11	$4,500,000	$(14,377)

Cash collateral in the amount of $387,466 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$(4,018,911)	$(428,463)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	(4,349,458)	(53,369)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	(4,179,178)	(145,403)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	(4,226,863)	(402,264)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	(4,163,472)	(62,082)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(32,415,807)	(4,911,048)
		$(6,002,629)

See accompanying notes to the financial statements.

106 :: Schedule of Portfolio Investments :: May 31, 2011

  SDD  UltraShort SmallCap600

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 5.2%
	Federal Home Loan Bank
$864,862	0.00%, due 06/01/11	$864,862
57,657	0.01%, due 06/01/11	57,657
144,143	0.02%, due 06/02/11	144,143
	Total U.S. Government & Agency Securities (Cost $1,066,662)	1,066,662
	Repurchase Agreements (a)(b) — 81.7%
16,641,020	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $16,641,099	16,641,020
	Total Repurchase Agreements (Cost $16,641,020)	16,641,020
	Total Investment Securities (Cost $17,707,682) † — 86.9%	17,707,682
	Other assets less liabilities — 13.1%	2,666,419
	Net Assets — 100.0%	$20,374,101

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $9,409,433.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600TM Index	$(9,286,217)	$(1,857,344)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	(294,121)	(6,288)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	(6,061,157)	(227,528)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600TM Index	(3,504,428)	(256,648)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600TM Index	(11,643,790)	(200,394)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	(9,956,710)	(1,489,601)
		$(4,037,803)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 107

  UltraShort Russell2000  TWM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.8%
	Federal Home Loan Bank
$35,391,117	0.00%, due 06/01/11	$35,391,117
2,359,407	0.01%, due 06/01/11	2,359,407
5,898,497	0.02%, due 06/02/11	5,898,497
	Total U.S. Government & Agency Securities (Cost $43,649,021)	43,649,021
	Repurchase Agreements (a)(b) — 85.4%
380,969,868	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $380,972,287	380,969,868
	Total Repurchase Agreements (Cost $380,969,868)	380,969,868
	Total Investment Securities (Cost $424,618,889) † — 95.2%	424,618,889
	Other assets less liabilities — 4.8%	21,543,729
	Net Assets — 100.0%	$446,162,618

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $85,045,301.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	951	06/17/11	$80,625,780	$118,036

Cash collateral in the amount of $4,805,220 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(89,549,982)	$(1,710,392)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(71,027,072)	(12,190,910)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(1,757,507)	(32,989)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(185,516,594)	(4,320,687)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(246,126,494)	(21,505,715)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(217,806,388)	(31,898,971)
		$(71,659,664)

See accompanying notes to the financial statements.

108 :: Schedule of Portfolio Investments :: May 31, 2011

  SQQQ  UltraPro Short QQQ®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 7.4%
	Federal Home Loan Bank
$5,362,515	0.00%, due 06/01/11	$5,362,515
357,501	0.01%, due 06/01/11	357,501
893,749	0.02%, due 06/02/11	893,749
	Total U.S. Government & Agency Securities (Cost $6,613,765)	6,613,765
	Repurchase Agreements (a)(b) — 120.1%
107,452,220	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $107,452,733	107,452,220
	Total Repurchase Agreements (Cost $107,452,220)	107,452,220
	Total Investment Securities (Cost $114,065,985) † — 127.5%	114,065,985
	Liabilities in excess of other assets — (27.5%)	(24,572,679)
	Net Assets — 100.0%	$89,493,306

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $62,613,291.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	329	06/17/11	$15,606,115	$25,307

Cash collateral in the amount of $1,126,825 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(45,276,483)	$48,153
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(41,320,746)	(8,593,838)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(32,731,597)	(225,421)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(33,793,715)	(848,506)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(56,214,223)	(11,612,869)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(43,546,793)	(9,088,207)
		$(30,320,688)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 109

  UltraPro Short Dow30SM  SDOW

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 6.8%
	Federal Home Loan Bank
$1,874,355	0.00%, due 06/01/11	$1,874,355
124,957	0.01%, due 06/01/11	124,957
312,391	0.02%, due 06/02/11	312,391
	Total U.S. Government & Agency Securities (Cost $2,311,703)	2,311,703
	Repurchase Agreements (a)(b) — 106.4%
36,048,396	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $36,048,571	36,048,396
	Total Repurchase Agreements (Cost $36,048,396)	36,048,396
	Total Investment Securities (Cost $38,360,099) † — 113.2%	38,360,099
	Liabilities in excess of other assets — (13.2%)	(4,484,356)
	Net Assets — 100.0%	$33,875,743

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $20,375,888.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	90	06/17/11	$5,650,200	$(32,912)

Cash collateral in the amount of $1,030,320 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(38,691,587)	$85,500
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(22,010,149)	(4,438,372)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(24,375,777)	(588)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(2,712,603)	(44,481)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(8,190,462)	(1,586,742)
		$(5,984,683)

See accompanying notes to the financial statements.

110 :: Schedule of Portfolio Investments :: May 31, 2011

  SPXU  UltraPro Short S&P500®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 8.4%
	Federal Home Loan Bank
$21,142,438	0.00%, due 06/01/11	$21,142,438
1,409,495	0.01%, due 06/01/11	1,409,495
3,523,726	0.02%, due 06/02/11	3,523,726
	Total U.S. Government & Agency Securities (Cost $26,075,659)	26,075,659
	Repurchase Agreements (a)(b) — 110.6%
341,607,136	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $341,608,913	341,607,136
	Total Repurchase Agreements (Cost $341,607,136)	341,607,136
	Total Investment Securities (Cost $367,682,795) † — 119.0%	367,682,795
	Liabilities in excess of other assets — (19.0%)	(58,739,440)
	Net Assets — 100.0%	$308,943,355

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $164,823,602.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,025	06/17/11	$68,880,000	$28,048

Cash collateral in the amount of $6,783,340 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(360,831,553)	$(25,550,665)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(25,950,074)	(170,856)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(37,685,028)	(307,275)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(20,424,959)	(435,411)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(158,047,962)	(120,788)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(64,228,047)	(297,586)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(190,772,246)	(47,968,649)
		$(74,851,230)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 111

  UltraPro Short MidCap400  SMDD

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 5.2%
	Federal Home Loan Bank
$400,151	0.00%, due 06/01/11	$400,151
26,677	0.01%, due 06/01/11	26,677
66,692	0.02%, due 06/02/11	66,692
	Total U.S. Government & Agency Securities (Cost $493,520)	493,520
	Repurchase Agreements (a)(b) — 95.4%
9,103,614	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $9,103,659	9,103,614
	Total Repurchase Agreements (Cost $9,103,614)	9,103,614
	Total Investment Securities (Cost $9,597,134) † — 100.6%	9,597,134
	Liabilities in excess of other assets — (0.6%)	(54,546)
	Net Assets — 100.0%	$9,542,588

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $5,757,735.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	15	06/17/11	$1,500,000	$(12,622)

Cash collateral in the amount of $157,080 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$(12,773)	$(157)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	(9,712,102)	(215,296)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	(1,957,063)	(494,862)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	(11,944,212)	(237,750)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(3,498,067)	(208,093)
		$(1,156,158)

See accompanying notes to the financial statements.

112 :: Schedule of Portfolio Investments :: May 31, 2011

  SRTY  UltraPro Short Russell2000

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 6.7%
	Federal Home Loan Bank
$2,963,558	0.00%, due 06/01/11	$2,963,558
197,570	0.01%, due 06/01/11	197,570
493,924	0.02%, due 06/02/11	493,924
	Total U.S. Government & Agency Securities (Cost $3,655,052)	3,655,052
	Repurchase Agreements (a)(b) — 110.4%
60,401,795	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $60,402,081	60,401,795
	Total Repurchase Agreements (Cost $60,401,795)	60,401,795
	Total Investment Securities (Cost $64,056,847) † — 117.1%	64,056,847
	Liabilities in excess of other assets — (17.1%)	(9,360,298)
	Net Assets — 100.0%	$54,696,549

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $35,621,859.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	56	06/17/11	$4,747,680	$(15,983)

Cash collateral in the amount of $492,660 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(58,683,896)	$(1,342,914)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(24,998,052)	(5,700,427)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(59,358,039)	(1,390,054)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(16,321,288)	(3,803,323)
		$(12,236,718)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 113

  UltraShort Russell1000 Value  SJF

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 6.9%
	Federal Home Loan Bank
$119,613	0.00%, due 06/01/11	$119,613
7,974	0.01%, due 06/01/11	7,974
19,935	0.02%, due 06/02/11	19,935
	Total U.S. Government & Agency Securities (Cost $147,522)	147,522
	Repurchase Agreements (a)(b) — 74.2%
1,600,869	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $1,600,879	1,600,869
	Total Repurchase Agreements (Cost $1,600,869)	1,600,869
	Total Investment Securities (Cost $1,748,391) † — 81.1%	1,748,391
	Other assets less liabilities — 18.9%	408,327
	Net Assets — 100.0%	$2,156,718

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $600,720.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$(20,421)	$(138)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(629,892)	(9,974)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(1,068,624)	(143,749)
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	(2,596,707)	(70,478)
		$(224,339)

See accompanying notes to the financial statements.

114 :: Schedule of Portfolio Investments :: May 31, 2011

  SFK  UltraShort Russell1000 Growth

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 7.9%
	Federal Home Loan Bank
$277,083	0.00%, due 06/01/11	$277,083
18,472	0.01%, due 06/01/11	18,472
46,180	0.02%, due 06/02/11	46,180
	Total U.S. Government & Agency Securities (Cost $341,735)	341,735
	Repurchase Agreements (a)(b) — 107.1%
4,658,359	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $4,658,382	4,658,359
	Total Repurchase Agreements (Cost $4,658,359)	4,658,359
	Total Investment Securities (Cost $5,000,094) † — 115.0%	5,000,094
	Liabilities in excess of other assets — (15.0%)	(651,471)
	Net Assets — 100.0%	$4,348,623

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $2,341,518.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$(8,657)	$(57)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(1,574,787)	(22,900)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	(3,782,328)	(820,808)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(1,928,960)	(181,834)
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(1,406,328)	(32,968)
		$(1,058,567)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 115

  UltraShort Russell MidCap Value  SJL

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.5%
	Federal Home Loan Bank
$137,333	0.00%, due 06/01/11	$137,333
9,156	0.01%, due 06/01/11	9,156
22,889	0.02%, due 06/02/11	22,889
	Total U.S. Government & Agency Securities (Cost $169,378)	169,378
	Repurchase Agreements (a)(b) — 110.8%
1,969,229	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $1,969,240	1,969,229
	Total Repurchase Agreements (Cost $1,969,229)	1,969,229
	Total Investment Securities (Cost $2,138,607) † — 120.3%	2,138,607
	Liabilities in excess of other assets — (20.3%)	(361,251)
	Net Assets — 100.0%	$1,777,356

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $820,909.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$(19,885)	$(283)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(186,782)	(9,256)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Value Index	(1,465,842)	(287,312)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(1,347,966)	(257,750)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	(537,940)	(22,103)
		$(576,704)

See accompanying notes to the financial statements.

116 :: Schedule of Portfolio Investments :: May 31, 2011

  SDK  UltraShort Russell MidCap Growth

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 7.7%
	Federal Home Loan Bank
$156,828	0.00%, due 06/01/11	$156,828
10,455	0.01%, due 06/01/11	10,455
26,138	0.02%, due 06/02/11	26,138
	Total U.S. Government & Agency Securities (Cost $193,421)	193,421
	Repurchase Agreements (a)(b) — 95.2%
2,382,962	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $2,382,974	2,382,962
	Total Repurchase Agreements (Cost $2,382,962)	2,382,962
	Total Investment Securities (Cost $2,576,383) † — 102.9%	2,576,383
	Liabilities in excess of other assets — (2.9%)	(73,011)
	Net Assets — 100.0%	$2,503,372

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $1,071,632.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$(46,997)	$(633)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(948,413)	(24,642)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Growth Index	(1,931,783)	2,013
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(1,073,087)	(242,091)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	(1,002,289)	(92,002)
		$(357,355)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 117

  UltraShort Russell2000 Value  SJH

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 8.9%
	Federal Home Loan Bank
$436,610	0.00%, due 06/01/11	$436,610
29,107	0.01%, due 06/01/11	29,107
72,768	0.02%, due 06/02/11	72,768
	Total U.S. Government & Agency Securities (Cost $538,485)	538,485
	Repurchase Agreements (a)(b) — 95.2%
5,804,060	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $5,804,093	5,804,060
	Total Repurchase Agreements (Cost $5,804,060)	5,804,060
	Total Investment Securities (Cost $6,342,545) † — 104.1%	6,342,545
	Liabilities in excess of other assets — (4.1%)	(247,039)
	Net Assets — 100.0%	$6,095,506

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $2,153,327.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$(226,869)	$(3,772)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(2,341,394)	(86,845)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	(5,109,774)	(19,291)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(2,919,661)	(481,511)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(1,598,430)	(45,196)
		$(636,615)

See accompanying notes to the financial statements.

118 :: Schedule of Portfolio Investments :: May 31, 2011

  SKK  UltraShort Russell2000 Growth

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.3%
	Federal Home Loan Bank
$757,559	0.00%, due 06/01/11	$757,559
50,504	0.01%, due 06/01/11	50,504
126,259	0.02%, due 06/02/11	126,259
	Total U.S. Government & Agency Securities (Cost $934,322)	934,322
	Repurchase Agreements (a)(b) — 112.4%
11,280,040	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $11,280,099	11,280,040
	Total Repurchase Agreements (Cost $11,280,040)	11,280,040
	Total Investment Securities (Cost $12,214,362) † — 121.7%	12,214,362
	Liabilities in excess of other assets — (21.7%)	(2,175,117)
	Net Assets — 100.0%	$10,039,245

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $4,945,670.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$(55,122)	$(1,140)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(5,358,391)	(216,471)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Growth Index	(8,913,048)	(1,016,303)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(3,364,042)	(1,440,088)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(2,389,565)	(513,879)
		$(3,187,881)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 119

  Short Basic Materials  SBM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.4%
	Federal Home Loan Bank
$488,168	0.00%, due 06/01/11	$488,168
32,545	0.01%, due 06/01/11	32,545
81,361	0.02%, due 06/02/11	81,361
	Total U.S. Government & Agency Securities (Cost $602,074)	602,074
	Repurchase Agreements (a)(b) — 98.0%
5,203,443	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $5,203,476	5,203,443
	Total Repurchase Agreements (Cost $5,203,443)	5,203,443
	Total Investment Securities (Cost $5,805,517) † — 109.4%	5,805,517
	Liabilities in excess of other assets — (9.4%)	(497,266)
	Net Assets — 100.0%	$5,308,251

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $1,121,605.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(1,699,030)	$(335,677)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(2,247,309)	(101,177)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,363,678)	(49,851)
		$(486,705)

See accompanying notes to the financial statements.

120 :: Schedule of Portfolio Investments :: May 31, 2011

  SEF  Short Financials

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.4%
	Federal Home Loan Bank
$7,095,441	0.00%, due 06/01/11	$7,095,441
473,029	0.01%, due 06/01/11	473,029
1,182,569	0.02%, due 06/02/11	1,182,569
	Total U.S. Government & Agency Securities (Cost $8,751,039)	8,751,039
	Repurchase Agreements (a)(b) — 79.1%
73,982,395	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $73,982,873	73,982,395
	Total Repurchase Agreements (Cost $73,982,395)	73,982,395
	Total Investment Securities (Cost $82,733,434) † — 88.5%	82,733,434
	Other assets less liabilities — 11.5%	10,794,072
	Net Assets — 100.0%	$93,527,506

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $14,653,520.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(4,479,031)	$(46,036)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(5,158,879)	45,287
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(10,957,652)	14,931
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(8,112,830)	(752,604)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(22,112,051)	(2,136,400)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(9,282,107)	(862,989)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(33,435,179)	1,185,842
		$(2,551,969)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 121

  Short Oil & Gas  DDG

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.5%
	Federal Home Loan Bank
$889,031	0.00%, due 06/01/11	$889,031
59,269	0.01%, due 06/01/11	59,269
148,171	0.02%, due 06/02/11	148,171
	Total U.S. Government & Agency Securities (Cost $1,096,471)	1,096,471
	Repurchase Agreements (a)(b) — 86.9%
9,107,409	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $9,107,466	9,107,409
	Total Repurchase Agreements (Cost $9,107,409)	9,107,409
	Total Investment Securities (Cost $10,203,880) † — 97.4%	10,203,880
	Other assets less liabilities — 2.6%	270,180
	Net Assets — 100.0%	$10,474,060

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $1,673,731.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(3,203,824)	$(101,252)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(769,869)	(48,191)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(866,885)	(25,906)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(4,361,323)	(159,476)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	(1,046,295)	(31,267)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(121,718)	(3,630)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(131,201)	(3,933)
		$(373,655)

See accompanying notes to the financial statements.

122 :: Schedule of Portfolio Investments :: May 31, 2011

  REK  Short Real Estate

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.7%
	Federal Home Loan Bank
$1,158,228	0.00%, due 06/01/11	$1,158,228
77,215	0.01%, due 06/01/11	77,215
193,037	0.02%, due 06/02/11	193,037
	Total U.S. Government & Agency Securities (Cost $1,428,480)	1,428,480
	Repurchase Agreements (a)(b) — 118.5%
12,372,522	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $12,372,600	12,372,522
	Total Repurchase Agreements (Cost $12,372,522)	12,372,522
	Total Investment Securities (Cost $13,801,002) † — 132.2%	13,801,002
	Liabilities in excess of other assets — (32.2%)	(3,361,687)
	Net Assets — 100.0%	$10,439,315

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $2,687,936.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(6,364,655)	$(95,243)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(508,935)	(24,737)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(1,449,599)	(304,531)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(2,131,027)	(83,494)
		$(508,005)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 123

  Short KBW Regional Banking  KRS

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.3%
	Federal Home Loan Bank
$1,929,991	0.00%, due 06/01/11	$1,929,991
128,666	0.01%, due 06/01/11	128,666
321,664	0.02%, due 06/02/11	321,664
	Total U.S. Government & Agency Securities (Cost $2,380,321)	2,380,321
	Repurchase Agreements (a)(b) — 77.3%
17,916,806	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $17,916,932	17,916,806
	Total Repurchase Agreements (Cost $17,916,806)	17,916,806
	Total Investment Securities (Cost $20,297,127) † — 87.6%	20,297,127
	Other assets less liabilities — 12.4%	2,883,941
	Net Assets — 100.0%	$23,181,068

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $1,779,089.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short KBW Regional Banking had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional BankingSM Index	$(2,875,991)	$(23,825)
Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional BankingSM Index	(5,987,194)	(25,102)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional BankingSM Index	(327,816)	1,576
Equity Index Swap Agreement with UBS AG, based on the KBW Regional BankingSM Index	(14,085,147)	(1,331,334)
		$(1,378,685)

See accompanying notes to the financial statements.

124 :: Schedule of Portfolio Investments :: May 31, 2011

  SMN  UltraShort Basic Materials

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.2%
	Federal Home Loan Bank
$7,207,515	0.00%, due 06/01/11	$7,207,515
480,501	0.01%, due 06/01/11	480,501
1,201,248	0.02%, due 06/02/11	1,201,248
	Total U.S. Government & Agency Securities (Cost $8,889,264)	8,889,264
	Repurchase Agreements (a)(b) — 97.7%
93,971,199	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $93,971,740	93,971,199
	Total Repurchase Agreements (Cost $93,971,199)	93,971,199
	Total Investment Securities (Cost $102,860,463) † — 106.9%	102,860,463
	Liabilities in excess of other assets — (6.9%)	(6,624,976)
	Net Assets — 100.0%	$96,235,487

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $33,705,212.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(87,969,014)	$(1,184,427)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(22,020,759)	(1,286,294)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(517,904)	(4,115)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(56,029,768)	(768,709)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(783,500)	(5,977)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(25,463,989)	(525,113)
		$(3,774,635)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 125

  UltraShort Nasdaq Biotechnology  BIS

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 4.5%
	Federal Home Loan Bank
$65,300	0.00%, due 06/01/11	$65,300
4,353	0.01%, due 06/01/11	4,353
10,883	0.02%, due 06/02/11	10,883
	Total U.S. Government & Agency Securities (Cost $80,536)	80,536
	Repurchase Agreements (a)(b) — 128.1%
2,306,695	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $2,306,706	2,306,695
	Total Repurchase Agreements (Cost $2,306,695)	2,306,695
	Total Investment Securities (Cost $2,387,231) † — 132.6%	2,387,231
	Liabilities in excess of other assets — (32.6%)	(587,407)
	Net Assets — 100.0%	$1,799,824

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $1,760,685.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$(499,376)	$(12,719)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	(151,486)	(15,388)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	(2,945,865)	(541,239)
		$(569,346)

See accompanying notes to the financial statements.

126 :: Schedule of Portfolio Investments :: May 31, 2011

  SZK  UltraShort Consumer Goods

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.5%
	Federal Home Loan Bank
$517,575	0.00%, due 06/01/11	$517,575
34,505	0.01%, due 06/01/11	34,505
86,262	0.02%, due 06/02/11	86,262
	Total U.S. Government & Agency Securities (Cost $638,342)	638,342
	Repurchase Agreements (a)(b) — 107.6%
7,223,412	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $7,223,452	7,223,412
	Total Repurchase Agreements (Cost $7,223,412)	7,223,412
	Total Investment Securities (Cost $7,861,754) † — 117.1%	7,861,754
	Liabilities in excess of other assets — (17.1%)	(1,149,710)
	Net Assets — 100.0%	$6,712,044

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $2,895,686.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$(11,623,254)	$(1,305,930)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(450,556)	(35,175)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	(469,996)	(11,594)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(169,280)	(4,207)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(719,316)	(18,621)
		$(1,375,527)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 127

  UltraShort Consumer Services  SCC

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.8%
	Federal Home Loan Bank
$1,269,787	0.00%, due 06/01/11	$1,269,787
84,652	0.01%, due 06/01/11	84,652
211,630	0.02%, due 06/02/11	211,630
	Total U.S. Government & Agency Securities (Cost $1,566,069)	1,566,069
	Repurchase Agreements (a)(b) — 136.6%
18,202,353	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $18,202,452	18,202,353
	Total Repurchase Agreements (Cost $18,202,353)	18,202,353
	Total Investment Securities (Cost $19,768,422) † — 148.4%	19,768,422
	Liabilities in excess of other assets — (48.4%)	(6,445,825)
	Net Assets — 100.0%	$13,322,597

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $7,584,964.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$(192,711)	$(1,440)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(1,529,494)	(23,724)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	(42,169)	(6,126)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(24,756,107)	(6,599,827)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(128,942)	(18,890)
		$(6,650,007)

See accompanying notes to the financial statements.

128 :: Schedule of Portfolio Investments :: May 31, 2011

  SKF  UltraShort Financials

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 5.6%
	Federal Home Loan Bank
$14,032,625	0.00%, due 06/01/11	$14,032,625
935,508	0.01%, due 06/01/11	935,508
2,338,762	0.02%, due 06/02/11	2,338,762
	Total U.S. Government & Agency Securities (Cost $17,306,895)	17,306,895
	Repurchase Agreements (a)(b) — 44.3%
136,489,905	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $136,490,824	136,489,905
	Total Repurchase Agreements (Cost $136,489,905)	136,489,905
	Total Investment Securities (Cost $153,796,800) † — 49.9%	153,796,800
	Other assets less liabilities — 50.1%	154,169,485
	Net Assets — 100.0%	$307,966,285

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $19,155,417.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(33,872,319)	$(523,085)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(8,442,064)	119,909
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(65,597,752)	(321,097)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(23,108,678)	(4,552,129)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(4,848,846)	38,817
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(2,650,784)	21,818
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(477,618,472)	16,939,640
		$11,723,873

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 129

  UltraShort Health Care  RXD

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.2%
	Federal Home Loan Bank
$241,502	0.00%, due 06/01/11	$241,502
16,100	0.01%, due 06/01/11	16,100
40,250	0.02%, due 06/02/11	40,250
	Total U.S. Government & Agency Securities (Cost $297,852)	297,852
	Repurchase Agreements (a)(b) — 87.9%
2,848,282	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $2,848,298	2,848,282
	Total Repurchase Agreements (Cost $2,848,282)	2,848,282
	Total Investment Securities (Cost $3,146,134) † — 97.1%	3,146,134
	Other assets less liabilities — 2.9%	92,629
	Net Assets — 100.0%	$3,238,763

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $828,954.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$(5,397,415)	$(202,575)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(442,550)	(15,508)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(19,102)	(322)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	(622,496)	(11,232)
		$(229,637)

See accompanying notes to the financial statements.

130 :: Schedule of Portfolio Investments :: May 31, 2011

  SIJ  UltraShort Industrials

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 8.6%
	Federal Home Loan Bank
$498,198	0.00%, due 06/01/11	$498,198
33,213	0.01%, due 06/01/11	33,213
83,033	0.02%, due 06/02/11	83,033
	Total U.S. Government & Agency Securities (Cost $614,444)	614,444
	Repurchase Agreements (a)(b) — 106.5%
7,606,280	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $7,606,322	7,606,280
	Total Repurchase Agreements (Cost $7,606,280)	7,606,280
	Total Investment Securities (Cost $8,220,724) † — 115.1%	8,220,724
	Liabilities in excess of other assets — (15.1%)	(1,080,873)
	Net Assets — 100.0%	$7,139,851

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $3,440,573.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$(148,473)	$844
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(1,479,809)	(21,617)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	(9,626,270)	(204,586)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	(2,916,927)	(982,253)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(51,903)	275
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	(75,968)	422
		$(1,206,915)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 131

  UltraShort Oil & Gas  DUG

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.1%
	Federal Home Loan Bank
$8,504,527	0.00%, due 06/01/11	$8,504,527
566,968	0.01%, due 06/01/11	566,968
1,417,416	0.02%, due 06/02/11	1,417,416
	Total U.S. Government & Agency Securities (Cost $10,488,911)	10,488,911
	Repurchase Agreements (a)(b) — 92.2%
106,217,203	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $106,217,826	106,217,203
	Total Repurchase Agreements (Cost $106,217,203)	106,217,203
	Total Investment Securities (Cost $116,706,114) † — 101.3%	116,706,114
	Liabilities in excess of other assets — (1.3%)	(1,538,263)
	Net Assets — 100.0%	$115,167,851

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $35,106,182.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(36,575,893)	$(1,277,979)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(36,137,390)	(2,299,031)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(29,328,457)	(902,083)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(126,269,693)	(4,617,183)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(1,650,375)	(49,216)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(575,047)	(17,238)
		$(9,162,730)

See accompanying notes to the financial statements.

132 :: Schedule of Portfolio Investments :: May 31, 2011

  SRS  UltraShort Real Estate

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.9%
	Federal Home Loan Bank
$15,408,110	0.00%, due 06/01/11	$15,408,110
1,027,207	0.01%, due 06/01/11	1,027,207
2,568,008	0.02%, due 06/02/11	2,568,008
	Total U.S. Government & Agency Securities (Cost $19,003,325)	19,003,325
	Repurchase Agreements (a)(b) — 95.5%
165,489,069	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $165,490,122	165,489,069
	Total Repurchase Agreements (Cost $165,489,069)	165,489,069
	Total Investment Securities (Cost $184,492,394) † — 106.4%	184,492,394
	Liabilities in excess of other assets — (6.4%)	(11,173,657)
	Net Assets — 100.0%	$173,318,737

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $36,653,399.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(5,592,890)	$(112,997)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(22,921,336)	(1,202,459)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(8,462,573)	(256,421)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(2,264,742)	(68,693)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(13,088,358)	(5,054,091)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(285,312,310)	(8,795,685)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(9,341,658)	(1,337,593)
		$(16,827,939)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 133

  UltraShort Semiconductors  SSG

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.2%
	Federal Home Loan Bank
$1,619,717	0.00%, due 06/01/11	$1,619,717
107,981	0.01%, due 06/01/11	107,981
269,952	0.02%, due 06/02/11	269,952
	Total U.S. Government & Agency Securities (Cost $1,997,650)	1,997,650
	Repurchase Agreements (a)(b) — 92.2%
20,090,263	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $20,090,383	20,090,263
	Total Repurchase Agreements (Cost $20,090,263)	20,090,263
	Total Investment Securities (Cost $22,087,913) † — 101.4%	22,087,913
	Liabilities in excess of other assets — (1.4%)	(310,496)
	Net Assets — 100.0%	$21,777,417

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $6,546,924.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$(9,443,527)	$(1,844,596)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(7,307,681)	84,657
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	(4,429,577)	(895,103)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(13,623,284)	(334,547)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(8,753,006)	(19,339)
		$(3,008,928)

See accompanying notes to the financial statements.

134 :: Schedule of Portfolio Investments :: May 31, 2011

  REW  UltraShort Technology

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.5%
	Federal Home Loan Bank
$1,432,610	0.00%, due 06/01/11	$1,432,610
95,507	0.01%, due 06/01/11	95,507
238,767	0.02%, due 06/02/11	238,767
	Total U.S. Government & Agency Securities (Cost $1,766,884)	1,766,884
	Repurchase Agreements (a)(b) — 93.5%
17,350,540	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $17,350,644	17,350,540
	Total Repurchase Agreements (Cost $17,350,540)	17,350,540
	Total Investment Securities (Cost $19,117,424) † — 103.0%	19,117,424
	Liabilities in excess of other assets — (3.0%)	(561,105)
	Net Assets — 100.0%	$18,556,319

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $5,371,700.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$(13,811,490)	$(61,264)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(10,484,202)	23,998
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	(3,925,574)	(647,910)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(5,105,151)	(1,311,894)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	(3,826,861)	(21,210)
		$(2,018,280)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 135

  UltraShort Telecommunications  TLL

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.8%
	Federal Home Loan Bank
$183,035	0.00%, due 06/01/11	$183,035
12,202	0.01%, due 06/01/11	12,202
30,506	0.02%, due 06/02/11	30,506
	Total U.S. Government & Agency Securities (Cost $225,743)	225,743
	Repurchase Agreements (a)(b) — 114.7%
2,402,769	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $2,402,781	2,402,769
	Total Repurchase Agreements (Cost $2,402,769)	2,402,769
	Total Investment Securities (Cost $2,628,512) † — 125.5%	2,628,512
	Liabilities in excess of other assets — (25.5%)	(534,427)
	Net Assets — 100.0%	$2,094,085

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $872,313.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(616,555)	$(87,597)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(1,396,037)	(63,064)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(1,916,871)	(673,774)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(255,450)	(25,046)
		$(849,481)

See accompanying notes to the financial statements.

136 :: Schedule of Portfolio Investments :: May 31, 2011

  SDP  UltraShort Utilities

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.9%
	Federal Home Loan Bank
$390,016	0.00%, due 06/01/11	$390,016
26,001	0.01%, due 06/01/11	26,001
65,002	0.02%, due 06/02/11	65,002
	Total U.S. Government & Agency Securities (Cost $481,019)	481,019
	Repurchase Agreements (a)(b) — 96.8%
3,900,968	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $3,900,992	3,900,968
	Total Repurchase Agreements (Cost $3,900,968)	3,900,968
	Total Investment Securities (Cost $4,381,987) † — 108.7%	4,381,987
	Liabilities in excess of other assets — (8.7%)	(351,955)
	Net Assets — 100.0%	$4,030,032

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $639,832.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$(1,057,301)	$(191,608)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(328,516)	(11,226)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(6,373,810)	(402,931)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(285,511)	(8,458)
		$(614,223)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 137

  Short MSCI EAFE  EFZ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.9%
	Federal Home Loan Bank
$9,128,601	0.00%, due 06/01/11	$9,128,601
608,573	0.01%, due 06/01/11	608,573
1,521,428	0.02%, due 06/02/11	1,521,428
	Total U.S. Government & Agency Securities (Cost $11,258,602)	11,258,602
	Repurchase Agreements (a)(b) — 88.9%
92,259,165	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $92,259,775	92,259,165
	Total Repurchase Agreements (Cost $92,259,165)	92,259,165
	Total Investment Securities (Cost $103,517,767) † — 99.8%	103,517,767
	Other assets less liabilities — 0.2%	233,268
	Net Assets — 100.0%	$103,751,035

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $15,929,921.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI EAFE had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(12,490,499)	$(2,207,817)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(21,451,006)	(604,012)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index®	(12,909,322)	(98,460)
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(42,035,440)	(8,793,981)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(15,479,616)	(8,857,586)
		$(20,561,856)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

138 :: Schedule of Portfolio Investments :: May 31, 2011

  EUM  Short MSCI Emerging Markets

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.4%
	Federal Home Loan Bank
$18,611,723	0.00%, due 06/01/11	$18,611,723
1,240,781	0.01%, due 06/01/11	1,240,781
3,101,942	0.02%, due 06/02/11	3,101,942
	Total U.S. Government & Agency Securities (Cost $22,954,446)	22,954,446
	Repurchase Agreements (a)(b) — 85.3%
188,313,786	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $188,315,023	188,313,786
	Total Repurchase Agreements (Cost $188,313,786)	188,313,786
	Total Investment Securities (Cost $211,268,232) † — 95.7%	211,268,232
	Other assets less liabilities — 4.3%	9,461,732
	Net Assets — 100.0%	$220,729,964

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $32,690,946.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI Emerging Markets had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(85,517,475)	$(15,763,350)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(24,264,089)	(736,024)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(23,106,209)	(386,862)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(32,662,353)	(218,116)
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(55,650,477)	(882,929)
		$(17,987,281)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 139

  Short FTSE China 25  YXI

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.5%
	Federal Home Loan Bank
$847,841	0.00%, due 06/01/11	$847,841
56,523	0.01%, due 06/01/11	56,523
141,306	0.02%, due 06/02/11	141,306
	Total U.S. Government & Agency Securities (Cost $1,045,670)	1,045,670
	Repurchase Agreements (a)(b) — 76.5%
7,584,915	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $7,584,968	7,584,915
	Total Repurchase Agreements (Cost $7,584,915)	7,584,915
	Total Investment Securities (Cost $8,630,585) † — 87.0%	8,630,585
	Other assets less liabilities — 13.0%	1,290,623
	Net Assets — 100.0%	$9,921,208

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $495,647.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short FTSE China 25 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	$(2,200,348)	$(120,235)
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	(790,518)	(28,355)
Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	(1,701,051)	(63,073)
Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	(5,314,622)	(196,240)
		$(407,903)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

140 :: Schedule of Portfolio Investments :: May 31, 2011

  EFU  UltraShort MSCI EAFE

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.3%
	Federal Home Loan Bank
$1,133,205	0.00%, due 06/01/11	$1,133,205
75,547	0.01%, due 06/01/11	75,547
188,867	0.02%, due 06/02/11	188,867
	Total U.S. Government & Agency Securities (Cost $1,397,619)	1,397,619
	Repurchase Agreements (a)(b) — 75.0%
11,338,295	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $11,338,371	11,338,295
	Total Repurchase Agreements (Cost $11,338,295)	11,338,295
	Total Investment Securities (Cost $12,735,914) † — 84.3%	12,735,914
	Other assets less liabilities — 15.7%	2,376,471
	Net Assets — 100.0%	$15,112,385

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $1,862,949.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI EAFE had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(1,237,300)	$(9,486)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(6,483,394)	(221,895)
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(10,346,826)	(82,281)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(12,135,716)	(91,504)
		$(405,166)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 141

  UltraShort MSCI Emerging Markets  EEV

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.3%
	Federal Home Loan Bank
$8,953,055	0.00%, due 06/01/11	$8,953,055
596,870	0.01%, due 06/01/11	596,870
1,492,170	0.02%, due 06/02/11	1,492,170
	Total U.S. Government & Agency Securities (Cost $11,042,095)	11,042,095
	Repurchase Agreements (a)(b) — 110.4%
130,483,915	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $130,484,627	130,483,915
	Total Repurchase Agreements (Cost $130,483,915)	130,483,915
	Total Investment Securities (Cost $141,526,010) † — 119.7%	141,526,010
	Liabilities in excess of other assets — (19.7%)	(23,339,252)
	Net Assets — 100.0%	$118,186,758

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $55,622,509.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Emerging Markets had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(111,385,390)	$(34,780,767)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(22,867,127)	(696,213)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(29,386,880)	(452,335)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(42,827,311)	(950,985)
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(30,708,132)	(632,519)
		$(37,512,819)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

142 :: Schedule of Portfolio Investments :: May 31, 2011

  EPV  UltraShort MSCI Europe

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.2%
	Federal Home Loan Bank
$3,347,069	0.00%, due 06/01/11	$3,347,069
223,138	0.01%, due 06/01/11	223,138
557,843	0.02%, due 06/02/11	557,843
	Total U.S. Government & Agency Securities (Cost $4,128,050)	4,128,050
	Repurchase Agreements (a)(b) — 147.1%
59,430,221	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $59,430,518	59,430,221
	Total Repurchase Agreements (Cost $59,430,221)	59,430,221
	Total Investment Securities (Cost $63,558,271) † — 157.3%	63,558,271
	Liabilities in excess of other assets — (57.3%)	(23,149,713)
	Net Assets — 100.0%	$40,408,558

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $31,443,542.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Europe had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$(4,245,992)	$(6,019,678)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	(6,903,594)	(368,051)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Europe Index®	(17,830,956)	(561,295)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	(37,360,180)	(23,492,374)
Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	(14,455,485)	(339,451)
		$(30,780,849)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 143

  UltraShort MSCI Pacific ex-Japan  JPX

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 8.6%
	Federal Home Loan Bank
$494,528	0.00%, due 06/01/11	$494,528
32,969	0.01%, due 06/01/11	32,969
82,421	0.02%, due 06/02/11	82,421
	Total U.S. Government & Agency Securities (Cost $609,918)	609,918
	Repurchase Agreements (a)(b) — 81.4%
5,763,073	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $5,763,109	5,763,073
	Total Repurchase Agreements (Cost $5,763,073)	5,763,073
	Total Investment Securities (Cost $6,372,991) † — 90.0%	6,372,991
	Other assets less liabilities — 10.0%	711,366
	Net Assets — 100.0%	$7,084,357

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $1,628,054.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Pacific ex-Japan Index®	$(7,407,559)	$(32,763)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	(3,324,615)	(67,794)
Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	(3,422,770)	(15,138)
		$(115,695)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

144 :: Schedule of Portfolio Investments :: May 31, 2011

  BZQ  UltraShort MSCI Brazil

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.7%
	Federal Home Loan Bank
$1,237,234	0.00%, due 06/01/11	$1,237,234
82,482	0.01%, due 06/01/11	82,482
206,205	0.02%, due 06/02/11	206,205
	Total U.S. Government & Agency Securities (Cost $1,525,921)	1,525,921
	Repurchase Agreements (a)(b) — 91.4%
13,008,162	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $13,008,246	13,008,162
	Total Repurchase Agreements (Cost $13,008,162)	13,008,162
	Total Investment Securities (Cost $14,534,083) † — 102.1%	14,534,083
	Liabilities in excess of other assets — (2.1%)	(301,815)
	Net Assets — 100.0%	$14,232,268

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $2,662,967.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Brazil had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$(8,303,619)	$(132,384)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	(3,382,667)	(226,201)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	(1,390,425)	(106,892)
Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	(15,524,481)	(666,333)
		$(1,131,810)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 145

  UltraShort FTSE China 25  FXP

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 7.9%
	Federal Home Loan Bank
$11,127,994	0.00%, due 06/01/11	$11,127,994
741,866	0.01%, due 06/01/11	741,866
1,854,659	0.02%, due 06/02/11	1,854,659
	Total U.S. Government & Agency Securities (Cost $13,724,519)	13,724,519
	Repurchase Agreements (a)(b) — 90.4%
156,997,013	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $156,997,883	156,997,013
	Total Repurchase Agreements (Cost $156,997,013)	156,997,013
	Total Investment Securities (Cost $170,721,532) † — 98.3%	170,721,532
	Other assets less liabilities — 1.7%	3,005,509
	Net Assets — 100.0%	$173,727,041

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $63,949,741.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort FTSE China 25 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE China 25 Index®	$(80,226,689)	$(43,335,254)
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	(23,079,823)	(1,934,347)
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	(150,058,460)	483,211
Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	(62,761,747)	(98,082)
Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	(31,811,086)	(2,318,169)
		$(47,202,641)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

146 :: Schedule of Portfolio Investments :: May 31, 2011

  EWV  UltraShort MSCI Japan

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.7%
	Federal Home Loan Bank
$3,262,121	0.00%, due 06/01/11	$3,262,121
217,475	0.01%, due 06/01/11	217,475
543,685	0.02%, due 06/02/11	543,685
	Total U.S. Government & Agency Securities (Cost $4,023,281)	4,023,281
	Repurchase Agreements (a)(b) — 93.4%
35,165,175	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $35,165,400	35,165,175
	Total Repurchase Agreements (Cost $35,165,175)	35,165,175
	Total Investment Securities (Cost $39,188,456) † — 104.1%	39,188,456
	Liabilities in excess of other assets — (4.1%)	(1,549,586)
	Net Assets — 100.0%	$37,638,870

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $7,888,787.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Japan had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$(4,561,391)	$(190,995)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	(8,642,737)	(433,495)
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Japan Index®	(2,322,267)	122,045
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Japan Index®	(5,509,517)	266,537
Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	(39,315,332)	1,052,546
Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	(14,903,104)	(679,091)
		$137,547

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 147

  UltraShort MSCI Mexico Investable Market  SMK

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.2%
	Federal Home Loan Bank
$203,381	0.00%, due 06/01/11	$203,381
13,559	0.01%, due 06/01/11	13,559
33,897	0.02%, due 06/02/11	33,897
	Total U.S. Government & Agency Securities (Cost $250,837)	250,837
	Repurchase Agreements (a)(b) — 131.8%
3,249,443	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $3,249,459	3,249,443
	Total Repurchase Agreements (Cost $3,249,443)	3,249,443
	Total Investment Securities (Cost $3,500,280) † — 142.0%	3,500,280
	Liabilities in excess of other assets — (42.0%)	(1,034,784)
	Net Assets — 100.0%	$2,465,496

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $1,548,863.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Mexico Investable Market had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$(444,212)	$(10,966)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	(594,076)	(31,035)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	(3,898,157)	(980,583)
		$(1,022,584)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

148 :: Schedule of Portfolio Investments :: May 31, 2011

  TBX  Short 7-10 Year Treasury

Principal Amount		Value
	U.S. Government & Agency Securities — 13.3%
	Federal Home Loan Bank
$825,835	0.00%, due 06/01/11	$825,835
55,056	0.01%, due 06/01/11	55,056
137,639	0.02%, due 06/02/11	137,639
	Total U.S. Government & Agency Securities (Cost $1,018,530)	1,018,530
	Repurchase Agreements (a) — 90.0%
6,905,259	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $6,905,309	6,905,259
	Total Repurchase Agreements (Cost $6,905,259)	6,905,259
	Total Investment Securities (Cost $7,923,789) † — 103.3%	7,923,789
	Liabilities in excess of other assets — (3.3%)	(250,619)
	Net Assets — 100.0%	$7,673,170

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Note Futures Contracts	3	09/21/11	$367,828	$(1,527)

Cash collateral in the amount of $6,480 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

Short 7-10 Year Treasury had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$(3,522,050)	$(93,841)
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(3,875,758)	(146,690)
		$(240,531)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 149

  Short 20+ Year Treasury  TBF

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 12.3%
	Federal Home Loan Bank
$100,565,159	0.00%, due 06/01/11	$100,565,159
6,704,342	0.01%, due 06/01/11	6,704,342
16,760,795	0.02%, due 06/02/11	16,760,795
	Total U.S. Government & Agency Securities (Cost $124,030,296)	124,030,296
	Repurchase Agreements (a)(b) — 90.5%
910,584,591	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $910,590,968	910,584,591
	Total Repurchase Agreements (Cost $910,584,591)	910,584,591
	Total Investment Securities (Cost $1,034,614,887) † — 102.8%	1,034,614,887
	Liabilities in excess of other assets — (2.8%)	(27,991,316)
	Net Assets — 100.0%	$1,006,623,571

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $69,704,062.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	201	09/21/11	$25,093,594	$(99,187)

Cash collateral in the amount of $746,213 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(257,988,955)	$(15,146,890)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(148,839,741)	(4,079,914)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(254,439,459)	(10,297,835)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(323,632,949)	(8,597,198)
		$(38,121,837)

See accompanying notes to the financial statements.

150 :: Schedule of Portfolio Investments :: May 31, 2011

  SJB  Short High Yield

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 7.0%
	Federal Home Loan Bank
$557,334	0.00%, due 06/01/11	$557,334
37,156	0.01%, due 06/01/11	37,156
92,889	0.02%, due 06/02/11	92,889
	Total U.S. Government & Agency Securities (Cost $687,379)	687,379
	Repurchase Agreements (a)(b) — 54.6%
5,320,186	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $5,320,223	5,320,186
	Total Repurchase Agreements (Cost $5,320,186)	5,320,186
	Total Investment Securities (Cost $6,007,565) † — 61.6%	6,007,565
	Other assets less liabilities — 38.4%	3,738,050
	Net Assets — 100.0%	$9,745,615

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $660,016.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short High Yield had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid High Yield Index	$(3,811,699)	$(85,701)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid High Yield Index	(5,941,206)	(50,121)
		$(135,822)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 151

  Short Investment Grade Corporate  IGS

Principal Amount		Value
	U.S. Government & Agency Securities — 11.7%
	Federal Home Loan Bank
$365,248	0.00%, due 06/01/11	$365,248
24,350	0.01%, due 06/01/11	24,350
60,874	0.02%, due 06/02/11	60,874
	Total U.S. Government & Agency Securities (Cost $450,472)	450,472
	Repurchase Agreements (a) — 79.2%
3,054,038	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $3,054,060	3,054,038
	Total Repurchase Agreements (Cost $3,054,038)	3,054,038
	Total Investment Securities (Cost $3,504,510) † — 90.9%	3,504,510
	Other assets less liabilities — 9.1%	350,920
	Net Assets — 100.0%	$3,855,430

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short Investment Grade Corporate had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid Investment Grade index	$(1,974,989)	$(69,405)
Bond Index Swap Agreement with Goldman Sachs International, based on the Markit iBoxx® $ Liquid Investment Grade Index	(1,914,828)	(69,194)
		$(138,599)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

152 :: Schedule of Portfolio Investments :: May 31, 2011

  TBZ  UltraShort 3-7 Year Treasury

Principal Amount		Value
	U.S. Government & Agency Securities — 13.7%
	Federal Home Loan Bank
$417,848	0.00%, due 06/01/11	$417,848
27,857	0.01%, due 06/01/11	27,857
69,641	0.02%, due 06/02/11	69,641
	Total U.S. Government & Agency Securities (Cost $515,346)	515,346
	Repurchase Agreements (a) — 92.7%
3,493,860	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $3,493,886	3,493,860
	Total Repurchase Agreements (Cost $3,493,860)	3,493,860
	Total Investment Securities (Cost $4,009,206) † — 106.4%	4,009,206
	Liabilities in excess of other assets — (6.4%)	(242,434)
	Net Assets — 100.0%	$3,766,772

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 3-7 Year Treasury Bond Index	$(4,027,712)	$(118,841)
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 3-7 Year Treasury Bond Index	(3,518,576)	(109,621)
		$(228,462)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 153

  UltraShort 7-10 Year Treasury  PST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.9%
	Federal Home Loan Bank
$46,361,594	0.00%, due 06/01/11	$46,361,594
3,090,772	0.01%, due 06/01/11	3,090,772
7,726,903	0.02%, due 06/02/11	7,726,903
	Total U.S. Government & Agency Securities (Cost $57,179,269)	57,179,269
	Repurchase Agreements (a)(b) — 84.6%
405,021,453	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $405,024,351	405,021,453
	Total Repurchase Agreements (Cost $405,021,453)	405,021,453
	Total Investment Securities (Cost $462,200,722) † — 96.5%	462,200,722
	Other assets less liabilities — 3.5%	16,635,989
	Net Assets — 100.0%	$478,836,711

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $17,366,702.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Note Futures Contracts	361	09/21/11	$44,261,984	$(65,486)

Cash collateral in the amount of $291,600 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$(63,679,844)	$(354,096)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(196,554,109)	684,970
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(205,527,262)	(733,555)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(43,203,895)	(1,144,510)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(412,366,501)	(715,380)
		$(2,262,571)

See accompanying notes to the financial statements.

154 :: Schedule of Portfolio Investments :: May 31, 2011

  TBT  UltraShort 20+ Year Treasury

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.3%
	Federal Home Loan Bank
$531,392,540	0.00%, due 06/01/11	$531,392,540
35,426,160	0.01%, due 06/01/11	35,426,160
88,565,081	0.02%, due 06/02/11	88,565,081
	Total U.S. Government & Agency Securities (Cost $655,383,781)	655,383,781
	Repurchase Agreements (a)(b) — 91.7%
5,324,523,695	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $5,324,558,883	5,324,523,695
	Total Repurchase Agreements (Cost $5,324,523,695)	5,324,523,695
	Total Investment Securities (Cost $5,979,907,476) † — 103.0%	5,979,907,476
	Liabilities in excess of other assets — (3.0%)	(173,290,638)
	Net Assets — 100.0%	$5,806,616,838

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $881,258,821.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	1,487	09/21/11	$185,642,656	$(631,443)

Cash collateral in the amount of $3,644,847 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(1,596,136,437)	$(58,453,837)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,908,231,554)	(131,131,986)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,576,893,419)	(113,738,344)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,076,889,897)	(29,617,339)
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,846,015,676)	(112,998,259)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(2,200,686,035)	(105,772,586)
Bond Index Swap Agreement with UBS AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,340,079,714)	(41,598,021)
		$(593,310,372)

See accompanying notes to the financial statements.

May 31, 2011 :: Schedule of Portfolio Investments :: 155

  UltraShort TIPS  TPS

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 12.6%
	Federal Home Loan Bank
$360,137	0.00%, due 06/01/11	$360,137
24,009	0.01%, due 06/01/11	24,009
60,023	0.02%, due 06/02/11	60,023
	Total U.S. Government & Agency Securities (Cost $444,169)	444,169
	Repurchase Agreements (a)(b) — 86.8%
3,052,311	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $3,052,333	3,052,311
	Total Repurchase Agreements (Cost $3,052,311)	3,052,311
	Total Investment Securities (Cost $3,496,480) † — 99.4%	3,496,480
	Other assets less liabilities — 0.6%	20,613
	Net Assets — 100.0%	$3,517,093

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $41,004.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort TIPS had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$(2,840,725)	$(219,348)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(4,206,223)	(253,895)
		$(473,243)

See accompanying notes to the financial statements.

156 :: Schedule of Portfolio Investments :: May 31, 2011

  CSM  Credit Suisse 130/30

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 97.8%
5,533	Apache Corp. (Energy)	0.6%	$689,412
7,556	Apple, Inc.* (Information Technology)	2.3%	2,628,203
51,300	AT&T, Inc. (Telecommunication Services)	1.4%	1,619,028
7,975	Baker Hughes, Inc. (Energy)	0.5%	589,592
20,469	Bank of New York Mellon Corp. (The) (Financials)	0.5%	575,384
9,867	Capital One Financial Corp. (Financials)	0.5%	536,173
7,813	Caterpillar, Inc. (Industrials)	0.7%	826,615
9,032	Celgene Corp.* (Health Care)	0.5%	550,139
17,673	Chevron Corp. (Energy)	1.6%	1,854,074
13,824	Citigroup, Inc. (Financials)	0.5%	568,858
19,763	Coca-Cola Co. (The) (Consumer Staples)	1.1%	1,320,366
28,723	Comcast Corp., Class A (Consumer Discretionary)	0.6%	724,969
15,227	ConocoPhillips (Energy)	1.0%	1,114,921
27,246	Corning, Inc. (Information Technology)	0.5%	549,007
6,980	Costco Wholesale Corp. (Consumer Staples)	0.5%	575,710
7,202	CSX Corp. (Industrials)	0.5%	571,119
18,221	CVS Caremark Corp. (Consumer Staples)	0.6%	704,970
7,053	Devon Energy Corp. (Energy)	0.5%	592,946
16,141	Eli Lilly & Co. (Health Care)	0.5%	621,106
9,426	Express Scripts, Inc.* (Health Care)	0.5%	561,413
40,262	Exxon Mobil Corp. (Energy)	2.9%	3,360,669
13,826	Freeport-McMoRan Copper & Gold, Inc. (Materials)	0.6%	713,975
58,883	General Electric Co. (Industrials)	1.0%	1,156,462
14,033	Gilead Sciences, Inc.* (Health Care)	0.5%	585,737
2,434	Google, Inc., Class A* (Information Technology)	1.1%	1,287,635
13,950	Halliburton Co. (Energy)	0.6%	699,592
52,936	Intel Corp. (Information Technology)	1.0%	1,191,589
6,486	International Business Machines Corp. (Information Technology)	1.0%	1,095,680

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
13,722	Johnson & Johnson (Health Care)	0.8%	$923,353
21,055	JPMorgan Chase & Co. (Financials)	0.8%	910,418
23,061	Lowe's Cos., Inc. (Consumer Discretionary)	0.5%	556,693
11,684	Marathon Oil Corp. (Energy)	0.6%	632,922
13,227	MetLife, Inc. (Financials)	0.5%	583,311
67,446	Microsoft Corp. (Information Technology)	1.5%	1,686,824
24,355	Morgan Stanley (Financials)	0.5%	588,417
7,293	Norfolk Southern Corp. (Industrials)	0.5%	534,650
36,724	Oracle Corp. (Information Technology)	1.1%	1,256,695
15,555	PepsiCo, Inc. (Consumer Staples)	1.0%	1,106,272
39,294	Pfizer, Inc. (Health Care)	0.7%	842,856
17,947	Philip Morris International, Inc. (Consumer Staples)	1.1%	1,287,697
14,250	Procter & Gamble Co. (The) (Consumer Staples)	0.8%	954,750
13,739	Schlumberger Ltd. (Energy)	1.0%	1,177,707
11,627	Target Corp. (Consumer Discretionary)	0.5%	575,885
18,073	Texas Instruments, Inc. (Information Technology)	0.6%	637,977
17,367	Time Warner, Inc. (Consumer Discretionary)	0.6%	632,680
11,160	United Parcel Service, Inc., Class B (Industrials)	0.7%	820,148
7,771	Visa, Inc., Class A (Information Technology)	0.5%	629,917
19,993	Wal-Mart Stores, Inc. (Consumer Staples)	1.0%	1,104,013
26,966	Wells Fargo & Co. (Financials)	0.7%	765,025
2,039,467	Other Common Stocks	57.7%	66,314,379
	Total Common Stocks (Cost $101,686,286)		112,387,933
Principal Amount
	U.S. Government & Agency Securities (a) — 0.3%
	Federal Home Loan Bank
$300,657	0.00%, due 06/01/11		300,657
20,044	0.01%, due 06/01/11		20,044
50,109	0.02%, due 06/02/11		50,109
	Total U.S. Government & Agency Securities (Cost $370,810)		370,810

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2011 :: 157

  Credit Suisse 130/30  CSM

Principal Amount		Value
	Repurchase Agreements (a)(b) — 2.4%
$2,785,109	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $2,785,129	$2,785,109
	Total Repurchase Agreements (Cost $2,785,109)	2,785,109
	Total Investment Securities (Cost $104,842,205) — 100.5%	115,543,852
	Liabilities in excess of other assets — (0.5%)	(567,281)
	Net Assets — 100.0%	$114,976,571

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $15,140,913.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,811,261
Aggregate gross unrealized depreciation	(1,404,401)
Net unrealized appreciation	$10,406,860
Federal income tax cost of investments	$105,136,992

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	$(17,561,424)	$(2,733,788)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	18,031,263	2,098,755
Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	(17,219,491)	(171,932)
Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	19,302,765	116,581
		$(690,384)

Credit Suisse 130/30 invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Consumer Discretionary	9.8%
Consumer Staples	10.4%
Energy	13.5%
Financials	14.0%
Health Care	9.4%
Industrials	10.1%
Information Technology	20.0%
Materials	4.5%
Telecommunication Services	2.5%
Utilities	3.6%
Other[1]	2.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

158 :: May 31, 2011 :: Summary Schedule of Portfolio Investments

  RALS  RAFI® Long/Short

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 86.1%
3,986	Allstate Corp. (The) (Financials)	0.7%	$125,081
5,590	Altria Group, Inc. (Consumer Staples)	0.8%	156,855
2,966	Ameren Corp. (Utilities)	0.5%	88,120
2,780	AmerisourceBergen Corp. (Health Care)	0.6%	114,592
10,475	AT&T, Inc. (Telecommunication Services)	1.8%	330,591
26,289	Bank of America Corp. (Financials)	1.7%	308,896
3,369	Bristol-Myers Squibb Co. (Health Care)	0.5%	96,892
1,863	Capital One Financial Corp. (Financials)	0.5%	101,235
3,029	Cardinal Health, Inc. (Health Care)	0.7%	137,577
2,619	Chevron Corp. (Energy)	1.5%	274,759
5,390	Citigroup, Inc. (Financials)	1.2%	221,790
3,820	ConocoPhillips (Energy)	1.5%	279,700
2,749	Constellation Energy Group, Inc. (Utilities)	0.6%	102,208
7,973	Dean Foods Co.* (Consumer Staples)	0.6%	110,665
5,779	Dell, Inc.* (Information Technology)	0.5%	92,926
2,160	Eli Lilly & Co. (Health Care)	0.4%	83,117
1,970	Exxon Mobil Corp. (Energy)	0.9%	164,436
6,599	Fidelity National Financial, Inc., Class A (Financials)	0.6%	105,452
2,221	FirstEnergy Corp. (Utilities)	0.5%	99,101
11,743	General Electric Co. (Industrials)	1.2%	230,633
5,198	Goodyear Tire & Rubber Co. (The)* (Consumer Discretionary)	0.5%	92,161
4,755	Hartford Financial Services Group, Inc. (Financials)	0.7%	126,721
2,829	Hewlett-Packard Co. (Information Technology)	0.6%	105,748
1,160	Humana, Inc.* (Health Care)	0.5%	93,415
4,825	Ingram Micro, Inc., Class A* (Information Technology)	0.5%	91,723
5,452	Intel Corp. (Information Technology)	0.7%	122,725
3,579	JPMorgan Chase & Co. (Financials)	0.8%	154,756
4,235	Kroger Co. (The) (Consumer Staples)	0.6%	105,113

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,121	Macy's, Inc. (Consumer Discretionary)	0.5%	$90,134
3,223	Marathon Oil Corp. (Energy)	0.9%	174,590
1,554	McKesson Corp. (Health Care)	0.7%	133,038
3,536	Morgan Stanley (Financials)	0.5%	85,430
2,019	Motorola Solutions, Inc.* (Information Technology)	0.5%	96,650
3,866	NRG Energy, Inc.* (Utilities)	0.5%	95,722
9,924	Pfizer, Inc. (Health Care)	1.1%	212,870
13,572	Regions Financial Corp. (Financials)	0.5%	95,818
3,888	Safeway, Inc. (Consumer Staples)	0.5%	96,034
30,532	Sprint Nextel Corp.* (Telecommunication Services)	1.0%	178,612
2,837	Sunoco, Inc. (Energy)	0.6%	114,870
3,276	SunTrust Banks, Inc. (Financials)	0.5%	92,154
12,176	SUPERVALU, Inc. (Consumer Staples)	0.7%	124,926
4,042	Tesoro Corp.* (Energy)	0.5%	98,625
3,558	Time Warner, Inc. (Consumer Discretionary)	0.7%	129,618
2,461	Travelers Cos., Inc. (The) (Financials)	0.8%	152,779
2,230	UnitedHealth Group, Inc. (Health Care)	0.6%	109,159
7,488	Valero Energy Corp. (Energy)	1.1%	205,920
6,756	Verizon Communications, Inc. (Telecommunication Services)	1.3%	249,499
2,460	Wal-Mart Stores, Inc. (Consumer Staples)	0.7%	135,841
2,117	WellPoint, Inc. (Health Care)	0.9%	165,486
585,430	Other Common Stocks	48.8%	9,100,578
	Total Common Stocks (Cost $15,217,689)		16,055,341
Principal Amount
	U.S. Government & Agency Securities (a) — 2.4%
	Federal Home Loan Bank
$363,364	0.00%, due 06/01/11		363,364
24,224	0.01%, due 06/01/11		24,224
60,560	0.02%, due 06/02/11		60,560
	Total U.S. Government & Agency Securities (Cost $448,148)		448,148

See accompanying notes to the financial statements.

May 31, 2011 :: Summary Schedule of Portfolio Investments :: 159

  RAFI® Long/Short  RALS

Principal Amount		Value
	Repurchase Agreements (a)(b) — 16.5%
$3,070,945	Repurchase Agreements with various counterparties rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $3,070,965	$3,070,945
	Total Repurchase Agreements (Cost $3,070,945)	3,070,945
	Total Investment Securities (Cost $18,736,782) — 105.0%	19,574,434
	Liabilities in excess of other assets — (5.0%)	(940,972)
	Net Assets — 100.0%	$18,633,462

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $6,598,623.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$943,247
Aggregate gross unrealized depreciation	(255,390)
Net unrealized appreciation	$687,857
Federal income tax cost of investments	$18,886,577

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	$(19,092,851)	$(977,538)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	2,848,835	147,095
		$(830,443)

RAFI® Long/Short invested, as a percentage of net assets, in the following industries, as of May 31, 2011:

Consumer Discretionary	9.2%
Consumer Staples	9.1%
Energy	10.5%
Financials	17.2%
Health Care	9.6%
Industrials	9.3%
Information Technology	7.8%
Materials	3.1%
Telecommunication Services	4.8%
Utilities	5.5%
Other[1]	13.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

160 :: Summary Schedule of Portfolio Investments :: May 31, 2011

Statements of Assets and Liabilities

May 31, 2011 :: Statements of Assets and Liabilities :: ProShares Trust :: 161

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra Russell3000	Ultra MidCap400	Ultra SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$600,658,884	$268,020,251	$1,216,902,994	$6,972,482	$130,920,241	$32,694,679
Securities, at value	408,577,157	182,747,415	1,084,837,903	3,831,819	89,024,140	26,540,672
Repurchase agreements, at value	188,821,878	88,109,062	226,579,170	3,427,524	49,516,678	10,071,278
Total Investment Securities	597,399,035	270,856,477	1,311,417,073	7,259,343	138,540,818	36,611,950
Cash	—	—	123	47	—	413
Segregated cash balances with brokers for futures contracts	10,885,875	6,291,800	16,675,753	—	1,697,260	—
Segregated cash balances with custodian for swap agreements	14,816,536	7,994,800	19,280,221	653,421	2,948,332	18
Dividends and interest receivable	527,863	604,388	2,320,430	5,807	84,266	14,827
Receivable for investments sold	28,315,481	—	48,210,604	5,562	489,064	86,588
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	37,164	—	—
Receivable for variation margin on futures contracts	2,152,459	596,918	2,254,445	—	239,436	—
Unrealized appreciation on swap agreements	157,532,045	57,388,160	311,958,482	1,186,673	23,372,352	12,387,090
Prepaid licensing fees	—	—	2,699	5,846	2,399	1,755
Prepaid expenses	10,506	4,073	21,108	102	1,870	552
Total Assets	811,639,800	343,736,616	1,712,140,938	9,153,965	167,375,797	49,103,193
LIABILITIES:
Cash overdraft	—	—	—	—	22	—
Payable for investments purchased	13,955,799	3,031,412	—	205,013	271,178	16,690
Payable for capital shares redeemed	26,751,905	—	48,793,364	—	—	—
Advisory fees payable	466,042	208,621	1,064,142	—	98,218	41,465
Management Services fees payable	66,983	29,811	141,884	—	14,658	4,030
Custodian fees payable	57,761	19,784	111,582	22,655	23,677	8,540
Administration fees payable	21,663	16,514	25,401	18,595	13,164	9,794
Trustee fees payable	2,792	1,132	5,614	27	563	148
Licensing fees payable	124,078	8,504	—	—	—	—
Professional fees payable	23,239	19,186	36,134	14,914	16,851	15,396
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	1,179,523	264,794	—	—	—	—
Other liabilities	124,951	51,740	245,639	1,510	25,857	6,771
Total Liabilities	42,774,736	3,651,498	50,423,760	262,714	464,188	102,834
NET ASSETS	$768,865,064	$340,085,118	$1,661,717,178	$8,891,251	$166,911,609	$49,000,359
NET ASSETS CONSIST OF:
Paid in Capital	$1,232,874,643	$562,923,294	$2,133,967,359	$5,183,905	$143,280,819	$42,783,204
Accumulated undistributed net investment income (loss)	(2,056,020)	160,846	1,469,423	(20,490)	(289,142)	(24,705)
Accumulated net realized gains (losses) on investments	(622,003,791)	(285,813,453)	(886,435,575)	2,254,302	(7,832,721)	(10,062,501)
Net unrealized appreciation (depreciation) on:
Investments	(3,259,849)	2,836,226	94,514,079	286,861	7,620,577	3,917,271
Futures contracts	6,957,559	2,854,839	6,243,410	—	759,724	—
Swap agreements	156,352,522	57,123,366	311,958,482	1,186,673	23,372,352	12,387,090
NET ASSETS	$768,865,064	$340,085,118	$1,661,717,178	$8,891,251	$166,911,609	$49,000,359
Shares (unlimited number of shares authorized, no par value)	8,325,000	5,250,000	30,225,000	100,001	2,175,000	900,000
Net Asset Value	$92.36	$64.78	$54.98	$88.91	$76.74	$54.44

See accompanying notes to the financial statements.

162 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2011

	Ultra Russell2000	UltraPro QQQ®	UltraPro Dow30SM	UltraPro S&P500®	UltraPro MidCap400	UltraPro Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$199,991,273	$104,360,136	$40,537,689	$188,244,635	$27,243,564	$55,930,543
Securities, at value	158,871,890	82,192,108	29,824,419	160,172,226	29,299,186	47,815,814
Repurchase agreements, at value	39,545,529	20,512,997	11,626,303	27,731,476	1,248,100	11,541,496
Total Investment Securities	198,417,419	102,705,105	41,450,722	187,903,702	30,547,286	59,357,310
Cash	2,237	—	—	—	—	626
Segregated cash balances with brokers for futures contracts	2,243,220	2,320,175	841,080	6,427,301	931,240	929,530
Segregated cash balances with custodian for swap agreements	8,108,629	4,684,707	—	19,645,259	63,680	—
Dividends and interest receivable	91,627	120,384	100,242	363,795	27,027	29,095
Receivable for investments sold	8,144,019	358,194	—	12,032,864	172,829	192,418
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	247
Receivable for variation margin on futures contracts	784,800	460,790	78,967	931,279	131,298	325,200
Unrealized appreciation on swap agreements	62,540,519	23,396,038	4,293,606	56,363,521	14,704,400	12,478,578
Prepaid licensing fees	—	—	4,117	845	2,293	956
Prepaid expenses	3,257	2,513	531	3,677	484	829
Total Assets	280,335,727	134,047,906	46,769,265	283,672,243	46,580,537	73,314,789
LIABILITIES:
Cash overdraft	—	—	—	—	23	—
Payable for investments purchased	552,999	365,036	—	—	95,749	168,031
Payable for capital shares redeemed	7,451,888	—	—	12,493,497	—	—
Advisory fees payable	95,003	66,229	16,060	160,711	27,550	—
Management Services fees payable	23,321	11,847	3,949	23,756	3,849	—
Custodian fees payable	78,723	8,450	1,910	44,288	5,019	47,105
Administration fees payable	17,207	11,737	9,408	15,760	9,951	11,385
Trustee fees payable	1,039	652	149	1,063	146	228
Licensing fees payable	24,829	28,384	—	—	—	—
Professional fees payable	18,538	17,550	15,886	18,349	15,890	16,174
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	1,162,550	218,757	119,272	—	—
Other liabilities	45,257	33,204	7,731	47,605	6,888	11,977
Total Liabilities	8,308,804	1,705,639	273,850	12,924,301	165,065	254,900
NET ASSETS	$272,026,923	$132,342,267	$46,495,415	$270,747,942	$46,415,472	$73,059,889
NET ASSETS CONSIST OF:
Paid in Capital	$338,142,175	$58,425,365	$32,984,278	$130,298,219	$21,209,417	$41,252,555
Accumulated undistributed net investment income (loss)	(138,882)	(336,267)	60,460	(293,363)	(64,345)	(115,538)
Accumulated net realized gains (losses) on investments	(130,065,824)	51,883,433	7,994,827	81,659,455	6,826,877	14,831,703
Net unrealized appreciation (depreciation) on:
Investments	(1,573,854)	(1,655,031)	913,033	(340,933)	3,303,722	3,426,767
Futures contracts	3,122,789	1,791,279	467,968	3,180,315	435,401	1,185,824
Swap agreements	62,540,519	22,233,488	4,074,849	56,244,249	14,704,400	12,478,578
NET ASSETS	$272,026,923	$132,342,267	$46,495,415	$270,747,942	$46,415,472	$73,059,889
Shares (unlimited number of shares authorized, no par value)	5,475,000	1,500,000	300,001	3,250,000	450,000	750,000
Net Asset Value	$49.69	$88.23	$154.98	$83.31	$103.15	$97.41

See accompanying notes to the financial statements.

May 31, 2011 :: Statements of Assets and Liabilities :: ProShares Trust :: 163

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$11,197,059	$10,657,157	$5,642,052	$10,175,464	$12,807,322	$21,845,433
Securities, at value	9,309,112	10,613,919	4,337,996	8,194,671	8,359,105	20,349,655
Repurchase agreements, at value	3,361,051	2,670,158	1,673,389	4,184,888	4,851,045	7,471,151
Total Investment Securities	12,670,163	13,284,077	6,011,385	12,379,559	13,210,150	27,820,806
Cash	—	—	—	—	311	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	725,496	659,004	785,099	838,182	1,282,289	1,161,286
Dividends and interest receivable	19,575	19,129	5,704	7,254	6,281	6,577
Receivable for investments sold	21,917	33,603	11,378	27,170	12,635	105,336
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	6,398	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,730,178	3,691,236	3,086,157	4,344,442	4,319,512	5,811,543
Prepaid licensing fees	1,371	667	1,316	1,371	852	—
Prepaid expenses	171	196	103	194	215	405
Total Assets	15,168,871	17,687,912	9,907,540	17,598,172	18,832,245	34,905,953
LIABILITIES:
Cash overdraft	11	2	3	4	—	42
Payable for investments purchased	22,457	33,929	264,732	27,372	313,993	58,840
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	7,385	11,866	—	6,944	16,593	26,485
Management Services fees payable	1,267	1,478	—	1,461	1,525	2,866
Custodian fees payable	4,683	3,656	8,772	7,322	12,956	11,661
Administration fees payable	15,244	14,816	16,012	14,732	15,281	12,679
Trustee fees payable	46	53	29	53	53	108
Licensing fees payable	—	—	—	—	—	164
Professional fees payable	14,996	15,034	14,937	15,015	15,036	15,215
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Other liabilities	2,338	2,669	1,544	2,637	2,741	5,110
Total Liabilities	68,427	83,503	306,029	75,540	378,178	133,170
NET ASSETS	$15,100,444	$17,604,409	$9,601,511	$17,522,632	$18,454,067	$34,772,783
NET ASSETS CONSIST OF:
Paid in Capital	$20,812,902	$23,534,739	$7,791,923	$18,567,779	$20,564,689	$28,390,980
Accumulated undistributed net investment income (loss)	16,251	29,362	(12,772)	(46,063)	(23,498)	(70,608)
Accumulated net realized gains (losses) on investments	(8,931,991)	(12,277,848)	(1,633,130)	(7,547,621)	(6,809,464)	(5,334,505)
Net unrealized appreciation (depreciation) on:
Investments	1,473,104	2,626,920	369,333	2,204,095	402,828	5,975,373
Futures contracts	—	—	—	—	—	—
Swap agreements	1,730,178	3,691,236	3,086,157	4,344,442	4,319,512	5,811,543
NET ASSETS	$15,100,444	$17,604,409	$9,601,511	$17,522,632	$18,454,067	$34,772,783
Shares (unlimited number of shares authorized, no par value)	450,000	300,000	225,000	300,000	525,000	600,000
Net Asset Value	$33.56	$58.68	$42.67	$58.41	$35.15	$57.95

See accompanying notes to the financial statements.

164 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2011

	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care
ASSETS:
Securities and Repurchase Agreements, at cost	$326,101,960	$17,746,150	$16,440,061	$11,376,905	$1,068,801,245	$39,893,806
Securities, at value	163,844,898	12,995,432	7,310,453	4,811,658	807,598,094	40,774,561
Repurchase agreements, at value	167,684,445	5,645,582	9,831,699	7,102,902	304,751,002	3,395,424
Total Investment Securities	331,529,343	18,641,014	17,142,152	11,914,560	1,112,349,096	44,169,985
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	254,540	—	529,167	606,560	4,778,392	137,984
Dividends and interest receivable	235,258	2,912	4,407	6,023	633,904	72,843
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	499,088	—	11,639	—	—	—
Receivable for capital shares issued	—	—	—	—	—	5,147,023
Receivable from Advisor	—	—	2,319	4,840	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	39,824,085	1,614,649	2,187,775	1,105,424	132,732,131	8,171,374
Prepaid licensing fees	—	742	325	645	—	—
Prepaid expenses	4,697	74	184	138	14,627	408
Total Assets	372,347,011	20,259,391	19,877,968	13,638,190	1,250,508,150	57,699,617
LIABILITIES:
Cash overdraft	—	—	—	—	64	25
Payable for investments purchased	21,242,842	3,612	1,105,165	537,659	53,293,865	6,174,835
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	204,794	946	—	—	783,040	14,601
Management Services fees payable	29,163	1,444	—	—	101,011	3,562
Custodian fees payable	19,094	1,445	2,934	3,110	49,046	4,773
Administration fees payable	16,417	13,931	14,308	15,158	24,111	11,122
Trustee fees payable	1,189	39	54	39	3,789	116
Licensing fees payable	16,639	—	—	—	87,039	667
Professional fees payable	18,399	15,529	15,028	14,963	40,754	15,269
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	538,887	—	—	—	3,922,913	—
Other liabilities	53,332	2,121	2,575	2,086	157,191	5,297
Total Liabilities	22,140,756	39,067	1,140,064	573,015	58,462,823	6,230,267
NET ASSETS	$350,206,255	$20,220,324	$18,737,904	$13,065,175	$1,192,045,327	$51,469,350
NET ASSETS CONSIST OF:
Paid in Capital	$144,825,263	$17,428,830	$9,698,159	$9,312,684	$3,348,570,603	$47,409,832
Accumulated undistributed net investment income (loss)	(591,998)	(36,705)	(10,702)	(20,102)	155,462	42,497
Accumulated net realized gains (losses) on investments	161,260,409	318,686	6,160,581	2,129,514	(2,329,037,807)	(8,430,532)
Net unrealized appreciation (depreciation) on:
Investments	5,427,383	894,864	702,091	537,655	43,547,851	4,276,179
Futures contracts	—	—	—	—	—	—
Swap agreements	39,285,198	1,614,649	2,187,775	1,105,424	128,809,218	8,171,374
NET ASSETS	$350,206,255	$20,220,324	$18,737,904	$13,065,175	$1,192,045,327	$51,469,350
Shares (unlimited number of shares authorized, no par value)	6,450,000	250,001	225,000	225,000	17,734,625	750,000
Net Asset Value	$54.30	$80.88	$83.28	$58.07	$67.22	$68.63

See accompanying notes to the financial statements.

May 31, 2011 :: Statements of Assets and Liabilities :: ProShares Trust :: 165

	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking	Ultra Semiconductors	Ultra Technology
ASSETS:
Securities and Repurchase Agreements, at cost	$49,135,998	$252,716,218	$446,787,076	$5,603,507	$41,522,172	$108,479,766
Securities, at value	35,807,903	234,694,792	336,151,618	3,640,550	17,956,864	77,233,119
Repurchase agreements, at value	15,012,040	33,637,280	149,058,355	1,908,927	23,599,562	33,427,042
Total Investment Securities	50,819,943	268,332,072	485,209,973	5,549,477	41,556,426	110,660,161
Cash	107	—	—	—	758	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	4,581	285,980	1,975,887	18,237	3,308,800	102,750
Dividends and interest receivable	84,527	620,717	247,855	2,506	65,795	128,222
Receivable for investments sold	8,095,173	874,603	—	—	2,104	1,190
Due from counterparty	—	580,234	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	4,955,382
Receivable from Advisor	—	—	—	4,967	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	4,613,140	127,688,289	129,995,047	211,426	14,249,733	22,636,401
Prepaid licensing fees	—	—	—	4,917	—	—
Prepaid expenses	735	5,553	6,273	52	763	1,649
Total Assets	63,618,206	398,387,448	617,435,035	5,791,582	59,184,379	138,485,755
LIABILITIES:
Cash overdraft	—	4,254,403	—	134	—	—
Payable for investments purchased	2,145,044	10,236,302	54,816,311	1,029,259	4,264,376	10,078,762
Payable for capital shares redeemed	7,982,363	—	—	—	—	—
Advisory fees payable	29,793	229,028	333,660	—	29,563	70,387
Management Services fees payable	5,178	31,220	45,740	—	5,208	10,725
Custodian fees payable	7,481	24,203	22,017	1,369	4,916	10,178
Administration fees payable	8,559	16,861	19,458	11,018	9,316	11,751
Trustee fees payable	196	1,322	1,726	14	194	398
Licensing fees payable	2,010	15,947	25,590	—	1,385	4,330
Professional fees payable	15,515	18,769	21,301	15,459	15,607	16,397
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	397,975	—	—	21,196	604,839	640,272
Other liabilities	9,556	59,863	76,791	944	10,062	18,561
Total Liabilities	10,603,670	14,887,918	55,362,594	1,079,393	4,945,466	10,861,761
NET ASSETS	$53,014,536	$383,499,530	$562,072,441	$4,712,189	$54,238,913	$127,623,994
NET ASSETS CONSIST OF:
Paid in Capital	$35,604,811	$246,662,036	$291,534,708	$6,264,201	$55,583,237	$94,659,796
Accumulated undistributed net investment income (loss)	11,728	355,746	1,813,673	(1,277)	(37,254)	(183,454)
Accumulated net realized gains (losses) on investments	11,498,887	(6,822,395)	100,306,116	(1,686,935)	(14,986,218)	8,971,128
Net unrealized appreciation (depreciation) on:
Investments	1,683,945	15,615,854	38,422,897	(54,030)	34,254	2,180,395
Futures contracts	—	—	—	—	—	—
Swap agreements	4,215,165	127,688,289	129,995,047	190,230	13,644,894	21,996,129
NET ASSETS	$53,014,536	$383,499,530	$562,072,441	$4,712,189	$54,238,913	$127,623,994
Shares (unlimited number of shares authorized, no par value)	975,000	6,675,000	8,804,372	100,001	1,200,000	1,875,000
Net Asset Value	$54.37	$57.45	$63.84	$47.12	$45.20	$68.07

See accompanying notes to the financial statements.

166 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2011

	Ultra Telecommunications	Ultra Utilities	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Europe	Ultra MSCI Pacific ex-Japan
ASSETS:
Securities and Repurchase Agreements, at cost	$7,160,044	$10,676,928	$5,115,703	$22,239,141	$3,001,129	$2,134,422
Securities, at value	4,899,490	10,748,041	534,417	6,995,216	205,060	173,358
Repurchase agreements, at value	3,178,073	1,205,773	4,581,286	15,269,123	2,796,069	1,961,064
Total Investment Securities	8,077,563	11,953,814	5,115,703	22,264,339	3,001,129	2,134,422
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	657,972	21,332	1,954,702	4,515,000	140,394	560,000
Dividends and interest receivable	489	60,136	5	27,717	3	2
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	23,065	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	9,965	5,976	4,761	—	12,743	10,993
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,727,324	2,836,569	2,425,517	6,539,434	1,111,412	1,324,304
Prepaid licensing fees	352	655	5,122	—	—	—
Prepaid expenses	93	150	108	396	38	39
Total Assets	10,473,758	14,901,697	9,505,918	33,346,886	4,265,719	4,029,760
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	559,492	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	11,758	—	—
Management Services fees payable	—	—	—	2,747	—	—
Custodian fees payable	748	1,843	376	3,174	162	156
Administration fees payable	15,603	14,833	15,457	11,395	9,242	9,245
Trustee fees payable	28	40	29	106	13	13
Licensing fees payable	—	—	—	13,031	2,786	5,014
Professional fees payable	14,921	14,987	14,922	15,200	15,390	15,391
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Other liabilities	1,962	1,997	1,564	4,979	864	883
Total Liabilities	592,754	33,700	32,348	62,390	28,457	30,702
NET ASSETS	$9,881,004	$14,867,997	$9,473,570	$33,284,496	$4,237,262	$3,999,058
NET ASSETS CONSIST OF:
Paid in Capital	$7,278,993	$23,536,151	$5,575,174	$19,454,956	$2,605,002	$2,989,306
Accumulated undistributed net investment income (loss)	32,091	65,522	(47,404)	(152,090)	(19,128)	(19,506)
Accumulated net realized gains (losses) on investments	(74,923)	(12,847,131)	1,520,283	7,416,998	539,976	(295,046)
Net unrealized appreciation (depreciation) on:
Investments	917,519	1,276,886	—	25,198	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	1,727,324	2,836,569	2,425,517	6,539,434	1,111,412	1,324,304
NET ASSETS	$9,881,004	$14,867,997	$9,473,570	$33,284,496	$4,237,262	$3,999,058
Shares (unlimited number of shares authorized, no par value)	150,000	300,000	100,001	300,001	100,001	100,001
Net Asset Value	$65.87	$49.56	$94.73	$110.95	$42.37	$39.99

See accompanying notes to the financial statements.

May 31, 2011 :: Statements of Assets and Liabilities :: ProShares Trust :: 167

	Ultra MSCI Brazil	Ultra FTSE China 25	Ultra MSCI Japan	Ultra MSCI Mexico Investable Market	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$14,824,770	$31,903,411	$40,765,420	$1,460,051	$12,526,524	$23,219,134
Securities, at value	1,196,314	2,668,961	2,575,895	140,149	2,702,990	15,222,994
Repurchase agreements, at value	13,628,456	29,234,450	38,189,525	1,319,902	9,871,006	8,395,283
Total Investment Securities	14,824,770	31,903,411	40,765,420	1,460,051	12,573,996	23,618,277
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	19,439	40,838
Segregated cash balances with custodian for swap agreements	95,000	6,770,000	1,130,355	30,000	—	—
Dividends and interest receivable	16	36	49	1	7,803	106,280
Receivable for investments sold	—	—	—	—	150,473	1,287,750
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	2,861	—	—	12,518	10,548	—
Receivable for variation margin on futures contracts	—	—	—	—	1,266	2,750
Unrealized appreciation on swap agreements	2,051,768	9,603,090	6,485,344	596,777	475,639	1,902,974
Prepaid licensing fees	1,236	—	—	1,236	5,252	4,234
Prepaid expenses	192	708	631	16	94	228
Total Assets	16,975,843	48,277,245	48,381,799	2,100,599	13,244,510	26,963,331
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	150,639	1,287,171
Payable for capital shares redeemed	—	4,016,820	3,359,151	—	—	—
Advisory fees payable	—	16,435	10,554	—	—	2,280
Management Services fees payable	—	3,825	3,999	—	—	2,322
Custodian fees payable	441	1,660	1,316	149	1,015	1,258
Administration fees payable	9,050	8,353	8,817	9,279	15,666	13,201
Trustee fees payable	52	202	186	7	26	76
Licensing fees payable	—	10,601	2,837	—	—	—
Professional fees payable	15,522	15,507	15,394	15,369	15,493	15,659
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	87,781	—	1,290,410	—	—	—
Other liabilities	3,090	9,240	10,072	588	1,163	4,310
Total Liabilities	115,936	4,082,643	4,702,736	25,392	184,002	1,326,277
NET ASSETS	$16,859,907	$44,194,602	$43,679,063	$2,075,207	$13,060,508	$25,637,054
NET ASSETS CONSIST OF:
Paid in Capital	$15,354,738	$34,231,654	$39,799,051	$1,379,043	$9,441,715	$23,706,630
Accumulated undistributed net investment income (loss)	(70,735)	(250,928)	(133,245)	(10,387)	(7,815)	77,452
Accumulated net realized gains (losses) on investments	(388,083)	610,786	(1,181,677)	109,774	3,098,587	(455,147)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	47,472	399,143
Futures contracts	—	—	—	—	4,910	6,002
Swap agreements	1,963,987	9,603,090	5,194,934	596,777	475,639	1,902,974
NET ASSETS	$16,859,907	$44,194,602	$43,679,063	$2,075,207	$13,060,508	$25,637,054
Shares (unlimited number of shares authorized, no par value)	500,001	550,001	650,001	50,001	150,001	300,001
Net Asset Value	$33.72	$80.35	$67.20	$41.50	$87.07	$85.46

See accompanying notes to the financial statements.

168 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2011

	Ultra High Yield	Ultra Investment Grade Corporate	Short QQQ®	Short Dow30SM	Short S&P500®	Short MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$4,008,356	$3,398,014	$237,358,869	$240,030,085	$1,627,958,744	$28,006,853
Securities, at value	408,417	396,935	27,045,916	27,374,346	176,147,261	2,801,863
Repurchase agreements, at value	3,599,939	3,001,079	210,312,953	212,655,739	1,451,811,483	25,204,990
Total Investment Securities	4,008,356	3,398,014	237,358,869	240,030,085	1,627,958,744	28,006,853
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	3,618,965	2,967,840	6,131,209	146,462
Segregated cash balances with custodian for swap agreements	—	610,000	21,378,796	9,730,299	9,744,977	851,586
Dividends and interest receivable	4	3	227	229	1,603	29
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	23,232
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	14,716	13,843	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	74,276	239,973	2,442	3,521	—	—
Prepaid licensing fees	—	—	—	—	2,698	2,398
Prepaid expenses	49	50	3,254	2,801	18,487	258
Total Assets	4,097,401	4,261,883	262,362,553	252,734,775	1,643,857,718	29,030,818
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	7,293,698	3,034,914	—	—
Advisory fees payable	—	—	114,303	127,338	925,199	3,188
Management Services fees payable	—	—	18,666	18,526	123,359	1,943
Custodian fees payable	260	261	10,047	10,690	42,911	4,938
Administration fees payable	700	722	10,931	10,919	21,471	10,689
Trustee fees payable	15	16	805	715	4,610	71
Licensing fees payable	11,897	10,665	31,079	10,443	—	—
Professional fees payable	13,386	13,386	17,744	17,575	32,323	15,107
Payable for variation margin on futures contracts	—	—	367,897	285,733	880,136	22,349
Unrealized depreciation on swap agreements	—	—	19,910,387	17,891,797	140,490,715	4,547,839
Other liabilities	908	1,047	38,842	35,526	196,431	3,163
Total Liabilities	27,166	26,097	27,814,399	21,444,176	142,717,155	4,609,287
NET ASSETS	$4,070,235	$4,235,786	$234,548,154	$231,290,599	$1,501,140,563	$24,421,531
NET ASSETS CONSIST OF:
Paid in Capital	$4,000,920	$4,000,920	$398,668,376	$387,904,551	$2,590,998,287	$62,991,525
Accumulated undistributed net investment income (loss)	(4,961)	(5,107)	(1,164,067)	(1,221,713)	(7,412,511)	(146,926)
Accumulated net realized gains (losses) on investments	—	—	(143,073,907)	(137,409,174)	(941,727,880)	(33,873,853)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	25,697	(94,789)	(226,618)	(1,376)
Swap agreements	74,276	239,973	(19,907,945)	(17,888,276)	(140,490,715)	(4,547,839)
NET ASSETS	$4,070,235	$4,235,786	$234,548,154	$231,290,599	$1,501,140,563	$24,421,531
Shares (unlimited number of shares authorized, no par value)	100,001	100,001	7,350,000	5,775,000	37,201,429	825,000
Net Asset Value	$40.70	$42.36	$31.91	$40.05	$40.35	$29.60

See accompanying notes to the financial statements.

May 31, 2011 :: Statements of Assets and Liabilities :: ProShares Trust :: 169

Short	Short SmallCap600	UltraShort Russell2000	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	Russell3000
ASSETS:
Securities and Repurchase Agreements, at cost	$56,772,998	$415,562,561	$598,923,075	$292,596,228	$2,330,093,417	$1,095,806
Securities, at value	5,937,839	46,953,341	60,835,008	30,521,049	206,913,900	79,329
Repurchase agreements, at value	50,835,159	368,609,220	538,088,067	262,075,179	2,123,179,517	1,016,477
Total Investment Securities	56,772,998	415,562,561	598,923,075	292,596,228	2,330,093,417	1,095,806
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	4,023,390	9,538,625	7,257,600	11,768,717	—
Segregated cash balances with custodian for swap agreements	—	6,779,114	152,580,514	78,885,242	15,337,893	610,373
Dividends and interest receivable	57	399	609	294	2,516	1
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	15,310,379	—	—	—
Receivable from Advisor	—	—	—	—	—	14,595
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	11,521	23,361	—	—
Prepaid licensing fees	1,755	—	—	—	—	5,846
Prepaid expenses	597	3,539	8,404	3,646	25,326	32
Total Assets	56,775,407	426,369,003	776,373,127	378,766,371	2,357,227,869	1,726,653
LIABILITIES:
Cash overdraft	—	—	1,000	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	26,198	201,939	389,735	212,662	1,335,614	—
Management Services fees payable	4,531	29,652	59,684	28,684	178,081	—
Custodian fees payable	1,961	9,344	93,146	26,050	99,252	122
Administration fees payable	7,104	13,285	17,674	13,130	23,047	13,430
Trustee fees payable	160	935	2,281	1,004	6,925	4
Licensing fees payable	—	20,680	22,721	17,034	248	—
Professional fees payable	15,405	18,118	23,761	17,616	34,318	14,833
Payable for variation margin on futures contracts	—	1,371,178	2,000,436	702,252	1,534,089	—
Unrealized depreciation on swap agreements	4,368,750	26,390,734	80,005,645	38,416,136	318,793,751	345,041
Other liabilities	9,102	47,115	117,114	53,119	295,340	477
Total Liabilities	4,433,211	28,102,980	82,733,197	39,487,687	322,300,665	373,907
NET ASSETS	$52,342,196	$398,266,023	$693,639,930	$339,278,684	$2,034,927,204	$1,352,746
NET ASSETS CONSIST OF:
Paid in Capital	$84,213,354	$595,154,583	$1,975,183,401	$1,006,861,294	$5,791,046,718	$4,624,215
Accumulated undistributed net investment income (loss)	(217,778)	(1,449,968)	(3,517,336)	(1,841,564)	(10,278,084)	(9,147)
Accumulated net realized gains (losses) on investments	(27,284,630)	(167,610,263)	(1,198,279,032)	(627,586,668)	(3,427,490,112)	(2,917,281)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	(1,437,595)	247,021	238,397	442,433	—
Swap agreements	(4,368,750)	(26,390,734)	(79,994,124)	(38,392,775)	(318,793,751)	(345,041)
NET ASSETS	$52,342,196	$398,266,023	$693,639,930	$339,278,684	$2,034,927,204	$1,352,746
Shares (unlimited number of shares authorized, no par value)	2,025,000	13,725,000	14,157,771	20,100,000	101,325,000	100,001
Net Asset Value	$25.85	$29.02	$48.99	$16.88	$20.08	$13.53

See accompanying notes to the financial statements.

170 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2011

	UltraShort MidCap400	UltraShort SmallCap600	UltraShort Russell2000	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short S&P500®
ASSETS:
Securities and Repurchase Agreements, at cost	$34,648,742	$17,707,682	$424,618,889	$114,065,985	$38,360,099	$367,682,795
Securities, at value	3,164,265	1,066,662	43,649,021	6,613,765	2,311,703	26,075,659
Repurchase agreements, at value	31,484,477	16,641,020	380,969,868	107,452,220	36,048,396	341,607,136
Total Investment Securities	34,648,742	17,707,682	424,618,889	114,065,985	38,360,099	367,682,795
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	387,466	—	4,805,220	1,126,825	1,030,320	6,783,340
Segregated cash balances with custodian for swap agreements	—	—	77,948,038	4,950,000	610,000	3,010,000
Dividends and interest receivable	37	22	429	140	47	429
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	6,731,206	12,521,032	—	—	7,480,445
Receivable from Advisor	—	3,124	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	48,153	85,500	—
Prepaid licensing fees	—	1,755	—	—	4,302	845
Prepaid expenses	345	169	5,204	862	350	3,473
Total Assets	35,036,590	24,443,958	519,898,812	120,191,965	40,090,618	384,961,327
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	7,581	—	233,825	40,975	8,728	205,556
Management Services fees payable	2,511	—	35,766	7,101	2,750	26,443
Custodian fees payable	10,634	2,678	28,837	2,379	1,349	6,428
Administration fees payable	9,934	11,736	14,518	7,663	9,648	12,662
Trustee fees payable	87	48	1,372	238	89	935
Licensing fees payable	260	—	28,099	6,329	—	—
Professional fees payable	15,164	15,003	19,885	16,202	15,714	18,170
Payable for variation margin on futures contracts	56,322	—	1,645,230	233,590	100,169	843,152
Unrealized depreciation on swap agreements	6,002,629	4,037,803	71,659,664	30,368,841	6,070,183	74,851,230
Other liabilities	5,609	2,589	68,998	15,341	6,245	53,396
Total Liabilities	6,110,731	4,069,857	73,736,194	30,698,659	6,214,875	76,017,972
NET ASSETS	$28,925,859	$20,374,101	$446,162,618	$89,493,306	$33,875,743	$308,943,355
NET ASSETS CONSIST OF:
Paid in Capital	$127,258,573	$60,969,113	$1,242,377,634	$147,448,013	$59,785,716	$658,109,828
Accumulated undistributed net investment income (loss)	(136,817)	(74,403)	(1,907,009)	(317,969)	(148,749)	(1,526,217)
Accumulated net realized gains (losses) on investments	(92,178,891)	(36,482,806)	(722,766,379)	(27,341,357)	(19,743,629)	(272,817,074)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(14,377)	—	118,036	25,307	(32,912)	28,048
Swap agreements	(6,002,629)	(4,037,803)	(71,659,664)	(30,320,688)	(5,984,683)	(74,851,230)
NET ASSETS	$28,925,859	$20,374,101	$446,162,618	$89,493,306	$33,875,743	$308,943,355
Shares (unlimited number of shares authorized, no par value)	768,613	468,674	11,041,518	3,750,001	1,100,001	20,650,001
Net Asset Value	$37.63	$43.47	$40.41	$23.86	$30.80	$14.96

See accompanying notes to the financial statements.

May 31, 2011 :: Statements of Assets and Liabilities :: ProShares Trust :: 171

	UltraPro Short MidCap400	UltraPro Short Russell2000	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$9,597,134	$64,056,847	$1,748,391	$5,000,094	$2,138,607	$2,576,383
Securities, at value	493,520	3,655,052	147,522	341,735	169,378	193,421
Repurchase agreements, at value	9,103,614	60,401,795	1,600,869	4,658,359	1,969,229	2,382,962
Total Investment Securities	9,597,134	64,056,847	1,748,391	5,000,094	2,138,607	2,576,383
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	157,080	492,660	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	649,542	424,536	229,011	298,490
Dividends and interest receivable	12	79	2	6	2	3
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	984,587	2,612,796	—	—	—	—
Receivable from Advisor	10,838	—	13,871	11,806	14,334	13,787
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	2,013
Prepaid licensing fees	2,293	3,873	—	100	1,371	1,316
Prepaid expenses	47	455	19	49	21	30
Total Assets	10,751,991	67,166,710	2,411,825	5,436,591	2,383,346	2,892,022
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	22,594	—	—	—	—
Management Services fees payable	—	4,452	—	—	—	—
Custodian fees payable	530	1,595	714	587	530	489
Administration fees payable	12,843	8,399	13,353	13,052	13,401	13,298
Trustee fees payable	14	126	7	14	6	8
Licensing fees payable	—	—	1,315	—	—	—
Professional fees payable	15,450	15,831	14,847	14,876	14,827	14,850
Payable for variation margin on futures contracts	23,444	171,834	—	—	—	—
Unrealized depreciation on swap agreements	1,156,158	12,236,718	224,339	1,058,567	576,704	359,368
Other liabilities	964	8,612	532	872	522	637
Total Liabilities	1,209,403	12,470,161	255,107	1,087,968	605,990	388,650
NET ASSETS	$9,542,588	$54,696,549	$2,156,718	$4,348,623	$1,777,356	$2,503,372
NET ASSETS CONSIST OF:
Paid in Capital	$16,445,011	$96,042,954	$23,366,049	$30,939,834	$11,920,823	$19,967,905
Accumulated undistributed net investment income (loss)	(18,645)	(181,010)	(12,404)	(24,379)	(10,285)	(14,814)
Accumulated net realized gains (losses) on investments	(5,714,998)	(28,912,694)	(20,972,588)	(25,508,265)	(9,556,478)	(17,092,364)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(12,622)	(15,983)	—	—	—	—
Swap agreements	(1,156,158)	(12,236,718)	(224,339)	(1,058,567)	(576,704)	(357,355)
NET ASSETS	$9,542,588	$54,696,549	$2,156,718	$4,348,623	$1,777,356	$2,503,372
Shares (unlimited number of shares authorized, no par value)	500,001	3,350,001	75,000	225,000	37,463	56,218
Net Asset Value	$19.09	$16.33	$28.76	$19.33	$47.44	$44.53

See accompanying notes to the financial statements.

172 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2011

	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate
ASSETS:
Securities and Repurchase Agreements, at cost	$6,342,545	$12,214,362	$5,805,517	$82,733,434	$10,203,880	$13,801,002
Securities, at value	538,485	934,322	602,074	8,751,039	1,096,471	1,428,480
Repurchase agreements, at value	5,804,060	11,280,040	5,203,443	73,982,395	9,107,409	12,372,522
Total Investment Securities	6,342,545	12,214,362	5,805,517	82,733,434	10,203,880	13,801,002
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	409,135	1,036,139	—	10,744,329	665,021	699,326
Dividends and interest receivable	7	14	6	82	10	14
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	2,699,792	—	—
Receivable from Advisor	10,361	7,298	12,623	—	7,975	5,196
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	1,246,060	—	—
Prepaid licensing fees	103	—	6,030	—	—	5,463
Prepaid expenses	71	123	42	1,051	88	182
Total Assets	6,762,222	13,257,936	5,824,218	97,424,748	10,876,974	14,511,183
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	3,533,354
Advisory fees payable	—	—	—	48,613	—	—
Management Services fees payable	—	—	—	7,740	—	—
Custodian fees payable	1,115	1,488	128	1,922	306	452
Administration fees payable	12,828	12,271	12,908	8,145	12,630	11,447
Trustee fees payable	20	35	11	286	24	45
Licensing fees payable	—	63	—	5,327	40	—
Professional fees payable	14,895	14,915	15,445	15,902	14,915	15,566
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	636,615	3,187,881	486,705	3,798,029	373,655	508,005
Other liabilities	1,243	2,038	770	11,278	1,344	2,999
Total Liabilities	666,716	3,218,691	515,967	3,897,242	402,914	4,071,868
NET ASSETS	$6,095,506	$10,039,245	$5,308,251	$93,527,506	$10,474,060	$10,439,315
NET ASSETS CONSIST OF:
Paid in Capital	$34,282,181	$40,664,786	$6,832,476	$196,633,488	$19,135,616	$18,393,008
Accumulated undistributed net investment income (loss)	(35,335)	(49,671)	(19,207)	(488,619)	(50,095)	(89,257)
Accumulated net realized gains (losses) on investments	(27,514,725)	(27,387,989)	(1,018,313)	(100,065,394)	(8,237,806)	(7,356,431)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(636,615)	(3,187,881)	(486,705)	(2,551,969)	(373,655)	(508,005)
NET ASSETS	$6,095,506	$10,039,245	$5,308,251	$93,527,506	$10,474,060	$10,439,315
Shares (unlimited number of shares authorized, no par value)	131,196	269,978	150,001	2,625,001	300,001	300,001
Net Asset Value	$46.46	$37.19	$35.39	$35.63	$34.91	$34.80

See accompanying notes to the financial statements.

May 31, 2011 :: Statements of Assets and Liabilities :: ProShares Trust :: 173

	Short KBW Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials
ASSETS:
Securities and Repurchase Agreements, at cost	$20,297,127	$102,860,463	$2,387,231	$7,861,754	$19,768,422	$153,796,800
Securities, at value	2,380,321	8,889,264	80,536	638,342	1,566,069	17,306,895
Repurchase agreements, at value	17,916,806	93,971,199	2,306,695	7,223,412	18,202,353	136,489,905
Total Investment Securities	20,297,127	102,860,463	2,387,231	7,861,754	19,768,422	153,796,800
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	4,293,502	5,987,401	—	244,221	230,278	133,581,326
Dividends and interest receivable	19	112	3	8	22	148
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	9,168,838
Receivable from Advisor	—	—	7,112	10,185	4,664	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,576	—	—	—	—	17,120,184
Prepaid licensing fees	3,704	—	2,768	1,306	1,153	2,568
Prepaid expenses	272	731	17	85	196	3,410
Total Assets	24,596,200	108,848,707	2,397,131	8,117,559	20,004,735	313,673,274
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	8,724,389	—	—	—	—
Advisory fees payable	4,645	49,378	—	—	—	193,457
Management Services fees payable	1,969	7,695	—	—	—	25,814
Custodian fees payable	699	4,160	107	897	1,755	28,085
Administration fees payable	7,990	8,106	11,910	12,671	11,744	12,569
Trustee fees payable	72	206	6	23	41	945
Licensing fees payable	—	2,608	—	—	—	—
Professional fees payable	15,654	15,392	15,427	14,918	15,039	17,145
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	1,380,261	3,774,635	569,346	1,375,527	6,650,007	5,396,311
Other liabilities	3,842	26,651	511	1,479	3,552	32,663
Total Liabilities	1,415,132	12,613,220	597,307	1,405,515	6,682,138	5,706,989
NET ASSETS	$23,181,068	$96,235,487	$1,799,824	$6,712,044	$13,322,597	$307,966,285
NET ASSETS CONSIST OF:
Paid in Capital	$27,472,906	$373,441,406	$3,155,273	$26,251,091	$98,737,943	$1,609,659,634
Accumulated undistributed net investment income (loss)	(129,302)	(390,438)	(11,916)	(41,445)	(96,819)	(1,816,999)
Accumulated net realized gains (losses) on investments	(2,783,851)	(273,040,846)	(774,187)	(18,122,075)	(78,668,520)	(1,311,600,223)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,378,685)	(3,774,635)	(569,346)	(1,375,527)	(6,650,007)	11,723,873
NET ASSETS	$23,181,068	$96,235,487	$1,799,824	$6,712,044	$13,322,597	$307,966,285
Shares (unlimited number of shares authorized, no par value)	400,001	5,789,819	50,001	300,000	750,000	5,229,330
Net Asset Value	$57.95	$16.62	$36.00	$22.37	$17.76	$58.89

See accompanying notes to the financial statements.

174 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2011

	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology
ASSETS:
Securities and Repurchase Agreements, at cost	$3,146,134	$8,220,724	$116,706,114	$184,492,394	$22,087,913	$19,117,424
Securities, at value	297,852	614,444	10,488,911	19,003,325	1,997,650	1,766,884
Repurchase agreements, at value	2,848,282	7,606,280	106,217,203	165,489,069	20,090,263	17,350,540
Total Investment Securities	3,146,134	8,220,724	116,706,114	184,492,394	22,087,913	19,117,424
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	334,639	147,381	7,760,719	5,846,079	2,734,827	1,489,738
Dividends and interest receivable	3	9	125	186	24	20
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	3,116	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	12,739	10,237	—	—	—	974
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	1,541	—	—	84,657	23,998
Prepaid licensing fees	1,245	1,423	—	—	—	635
Prepaid expenses	44	81	—	2,142	425	223
Total Assets	3,497,920	8,381,396	124,466,958	190,340,801	24,907,846	20,633,012
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	58,278	94,366	1,034	—
Management Services fees payable	—	—	9,394	15,760	2,015	—
Custodian fees payable	747	1,482	10,783	22,760	1,508	1,592
Administration fees payable	13,160	12,696	8,589	10,238	8,917	11,130
Trustee fees payable	11	23	289	598	141	65
Licensing fees payable	—	—	1,332	4,887	356	—
Professional fees payable	14,863	14,923	15,368	15,904	15,296	15,059
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	229,637	1,208,456	9,162,730	16,827,939	3,093,585	2,042,278
Other liabilities	739	3,965	32,344	29,612	7,577	6,569
Total Liabilities	259,157	1,241,545	9,299,107	17,022,064	3,130,429	2,076,693
NET ASSETS	$3,238,763	$7,139,851	$115,167,851	$173,318,737	$21,777,417	$18,556,319
NET ASSETS CONSIST OF:
Paid in Capital	$17,788,783	$51,267,421	$363,460,397	$3,471,409,047	$86,722,834	$82,769,074
Accumulated undistributed net investment income (loss)	(20,384)	(41,869)	(455,625)	(1,168,989)	(122,776)	(90,501)
Accumulated net realized gains (losses) on investments	(14,299,999)	(42,878,786)	(238,674,191)	(3,280,093,382)	(61,813,713)	(62,103,974)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(229,637)	(1,206,915)	(9,162,730)	(16,827,939)	(3,008,928)	(2,018,280)
NET ASSETS	$3,238,763	$7,139,851	$115,167,851	$173,318,737	$21,777,417	$18,556,319
Shares (unlimited number of shares authorized, no par value)	150,000	168,668	4,169,794	12,734,064	479,921	337,318
Net Asset Value	$21.59	$42.33	$27.62	$13.61	$45.38	$55.01

See accompanying notes to the financial statements.

May 31, 2011 :: Statements of Assets and Liabilities :: ProShares Trust :: 175

	UltraShort Telecommunications	UltraShort Utilities	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 25	UltraShort MSCI EAFE
ASSETS:
Securities and Repurchase Agreements, at cost	$2,628,512	$4,381,987	$103,517,767	$211,268,232	$8,630,585	$12,735,914
Securities, at value	225,743	481,019	11,258,602	22,954,446	1,045,670	1,397,619
Repurchase agreements, at value	2,402,769	3,900,968	92,259,165	188,313,786	7,584,915	11,338,295
Total Investment Securities	2,628,512	4,381,987	103,517,767	211,268,232	8,630,585	12,735,914
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	331,026	279,187	13,806,810	18,693,997	1,717,189	2,834,356
Dividends and interest receivable	3	4	102	208	8	12
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	7,117,149	9,054,367	—	—
Receivable from Advisor	12,479	12,536	—	—	7,696	6,928
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid licensing fees	655	1,291	—	—	3,365	809
Prepaid expenses	28	53	1,127	2,521	123	137
Total Assets	2,972,703	4,675,058	124,442,955	239,019,325	10,358,966	15,578,156
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	63,356	125,845	—	—
Management Services fees payable	—	—	8,238	18,170	—	—
Custodian fees payable	231	881	2,649	4,693	328	1,692
Administration fees payable	13,326	13,061	8,288	10,811	12,063	11,908
Trustee fees payable	8	14	290	630	32	44
Licensing fees payable	—	—	10,002	62,656	—	—
Professional fees payable	14,841	14,873	15,880	17,224	15,514	15,004
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	849,481	614,223	20,561,856	17,987,281	407,903	405,166
Other liabilities	731	1,974	21,361	62,051	1,918	31,957
Total Liabilities	878,618	645,026	20,691,920	18,289,361	437,758	465,771
NET ASSETS	$2,094,085	$4,030,032	$103,751,035	$220,729,964	$9,921,208	$15,112,385
NET ASSETS CONSIST OF:
Paid in Capital	$9,431,960	$17,202,158	$181,252,567	$378,273,305	$11,850,308	$99,390,538
Accumulated undistributed net investment income (loss)	(10,587)	(26,062)	(488,605)	(1,104,257)	(43,097)	(78,472)
Accumulated net realized gains (losses) on investments	(6,477,807)	(12,531,841)	(56,451,071)	(138,451,803)	(1,478,100)	(83,794,515)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(849,481)	(614,223)	(20,561,856)	(17,987,281)	(407,903)	(405,166)
NET ASSETS	$2,094,085	$4,030,032	$103,751,035	$220,729,964	$9,921,208	$15,112,385
Shares (unlimited number of shares authorized, no par value)	59,989	300,000	2,250,000	7,500,000	250,001	675,000
Net Asset Value	$34.91	$13.43	$46.11	$29.43	$39.68	$22.39

See accompanying notes to the financial statements.

176 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2011

	UltraShort MSCI Emerging Markets	UltraShort MSCI Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil	UltraShort FTSE China 25	UltraShort MSCI Japan
ASSETS:
Securities and Repurchase Agreements, at cost	$141,526,010	$63,558,271	$6,372,991	$14,534,083	$170,721,532	$39,188,456
Securities, at value	11,042,095	4,128,050	609,918	1,525,921	13,724,519	4,023,281
Repurchase agreements, at value	130,483,915	59,430,221	5,763,073	13,008,162	156,997,013	35,165,175
Total Investment Securities	141,526,010	63,558,271	6,372,991	14,534,083	170,721,532	39,188,456
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	14,392,797	7,670,876	837,238	3,853,300	50,451,061	3,856,576
Dividends and interest receivable	160	76	7	15	191	39
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	12,761	764	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	483,211	1,441,128
Prepaid licensing fees	—	6,564	6,608	756	—	—
Prepaid expenses	1,472	485	31	191	1,973	668
Total Assets	155,920,439	71,236,272	7,229,636	18,389,109	221,657,968	44,486,867
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	2,995,610	—	5,476,261
Advisory fees payable	102,161	15,489	—	—	107,027	11,795
Management Services fees payable	9,799	3,581	—	—	15,792	3,660
Custodian fees payable	6,165	693	248	515	6,462	1,479
Administration fees payable	8,690	6,314	12,821	11,509	10,220	7,207
Trustee fees payable	309	128	25	51	520	184
Licensing fees payable	33,633	—	—	—	66,108	18,523
Professional fees payable	15,722	15,273	14,893	15,002	16,289	15,394
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	37,512,819	30,780,849	115,695	1,131,810	47,685,852	1,303,581
Other liabilities	44,383	5,387	1,597	2,344	22,657	9,913
Total Liabilities	37,733,681	30,827,714	145,279	4,156,841	47,930,927	6,847,997
NET ASSETS	$118,186,758	$40,408,558	$7,084,357	$14,232,268	$173,727,041	$37,638,870
NET ASSETS CONSIST OF:
Paid in Capital	$763,159,671	$114,507,494	$12,557,023	$36,072,732	$859,177,776	$54,999,351
Accumulated undistributed net investment income (loss)	(630,633)	(227,138)	(19,573)	(97,405)	(981,621)	(138,298)
Accumulated net realized gains (losses) on investments	(606,829,461)	(43,090,949)	(5,337,398)	(20,611,249)	(637,266,473)	(17,359,730)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(37,512,819)	(30,780,849)	(115,695)	(1,131,810)	(47,202,641)	137,547
NET ASSETS	$118,186,758	$40,408,558	$7,084,357	$14,232,268	$173,727,041	$37,638,870
Shares (unlimited number of shares authorized, no par value)	4,094,744	949,847	149,992	950,001	6,869,589	1,050,000
Net Asset Value	$28.86	$42.54	$47.23	$14.98	$25.29	$35.85

See accompanying notes to the financial statements.

May 31, 2011 :: Statements of Assets and Liabilities :: ProShares Trust :: 177

	UltraShort MSCI Mexico Investable Market	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$3,500,280	$7,923,789	$1,034,614,887	$6,007,565	$3,504,510	$4,009,206
Securities, at value	250,837	1,018,530	124,030,296	687,379	450,472	515,346
Repurchase agreements, at value	3,249,443	6,905,259	910,584,591	5,320,186	3,054,038	3,493,860
Total Investment Securities	3,500,280	7,923,789	1,034,614,887	6,007,565	3,504,510	4,009,206
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	6,480	746,213	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	510,000	—
Dividends and interest receivable	4	7	959	6	3	4
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	10,420,536	3,898,713	—	—
Receivable from Advisor	15,989	8,614	—	2,928	4,578	10,415
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid licensing fees	703	—	—	—	—	—
Prepaid expenses	28	49	11,672	195	48	48
Total Assets	3,517,004	7,938,939	1,045,794,267	9,909,407	4,019,139	4,019,673
LIABILITIES:
Cash overdraft	—	—	1	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	613,034	—	—	—
Management Services fees payable	—	—	85,475	—	—	—
Custodian fees payable	109	150	24,975	176	128	119
Administration fees payable	13,327	921	20,120	823	537	531
Trustee fees payable	7	15	3,280	20	13	15
Licensing fees payable	—	9,394	55,274	13,913	11,719	9,290
Professional fees payable	14,853	13,386	25,815	11,579	11,635	13,385
Payable for variation margin on futures contracts	—	422	50,250	—	—	—
Unrealized depreciation on swap agreements	1,022,584	240,531	38,121,837	135,822	138,599	228,462
Other liabilities	628	950	170,635	1,459	1,078	1,099
Total Liabilities	1,051,508	265,769	39,170,696	163,792	163,709	252,901
NET ASSETS	$2,465,496	$7,673,170	$1,006,623,571	$9,745,615	$3,855,430	$3,766,772
NET ASSETS CONSIST OF:
Paid in Capital	$15,103,799	$7,926,240	$1,109,801,013	$9,891,788	$4,000,480	$4,000,920
Accumulated undistributed net investment income (loss)	(13,059)	(8,287)	(4,461,439)	(10,351)	(6,451)	(5,686)
Accumulated net realized gains (losses) on investments	(11,602,660)	(2,725)	(60,494,979)	—	—	—
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	(1,527)	(99,187)	—	—	—
Swap agreements	(1,022,584)	(240,531)	(38,121,837)	(135,822)	(138,599)	(228,462)
NET ASSETS	$2,465,496	$7,673,170	$1,006,623,571	$9,745,615	$3,855,430	$3,766,772
Shares (unlimited number of shares authorized, no par value)	49,986	200,001	24,150,001	250,001	100,001	100,001
Net Asset Value	$49.32	$38.37	$41.68	$38.98	$38.55	$37.67

See accompanying notes to the financial statements.

178 :: ProShares Trust :: Statements of Assets and Liabilities :: May 31, 2011

	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort TIPS	Credit Suisse 130/30	RAFI® Long/Short
ASSETS:
Securities and Repurchase Agreements, at cost	$462,200,722	$5,979,907,476	$3,496,480	$104,842,205	$18,736,782
Securities, at value	57,179,269	655,383,781	444,169	112,758,743	16,503,489
Repurchase agreements, at value	405,021,453	5,324,523,695	3,052,311	2,785,109	3,070,945
Total Investment Securities	462,200,722	5,979,907,476	3,496,480	115,543,852	19,574,434
Cash	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	291,600	3,644,847	—	—	—
Segregated cash balances with custodian for swap agreements	4,606,731	382,761,314	510,000	—	—
Dividends and interest receivable	420	5,848	4	254,506	31,737
Receivable for investments sold	—	—	—	1,066	1,944,191
Due from counterparty	—	—	—	—	—
Receivable for capital shares issued	14,510,117	39,787,697	—	—	—
Receivable from Advisor	—	—	3,530	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on swap agreements	684,970	—	—	2,215,336	147,095
Prepaid licensing fees	—	—	—	—	5,640
Prepaid expenses	5,678	71,868	44	1,120	203
Total Assets	482,300,238	6,406,179,050	4,010,058	118,015,880	21,703,300
LIABILITIES:
Cash overdraft	—	2	—	40	32
Payable for investments purchased	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	2,068,455
Advisory fees payable	293,034	3,781,024	—	60,622	—
Management Services fees payable	40,336	504,133	—	9,661	710
Custodian fees payable	12,720	157,653	122	8,900	2,712
Administration fees payable	15,418	31,339	491	11,498	3,047
Trustee fees payable	1,574	19,465	11	320	52
Licensing fees payable	40,417	390,373	6,315	10,369	—
Professional fees payable	20,523	85,112	11,755	15,906	14,003
Payable for variation margin on futures contracts	15,742	371,750	—	—	—
Unrealized depreciation on swap agreements	2,947,541	593,310,372	473,243	2,905,720	977,538
Other liabilities	76,222	910,989	1,028	16,273	3,289
Total Liabilities	3,463,527	599,562,212	492,965	3,039,309	3,069,838
NET ASSETS	$478,836,711	$5,806,616,838	$3,517,093	$114,976,571	$18,633,462
NET ASSETS CONSIST OF:
Paid in Capital	$613,123,711	$7,233,782,699	$4,000,480	$101,404,067	$18,739,229
Accumulated undistributed net investment income (loss)	(2,351,954)	(28,519,753)	(10,144)	175,589	17,319
Accumulated net realized gains (losses) on investments	(129,606,989)	(804,704,293)	—	3,385,652	(130,295)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	10,701,647	837,652
Futures contracts	(65,486)	(631,443)	—	—	—
Swap agreements	(2,262,571)	(593,310,372)	(473,243)	(690,384)	(830,443)
NET ASSETS	$478,836,711	$5,806,616,838	$3,517,093	$114,976,571	$18,633,462
Shares (unlimited number of shares authorized, no par value)	12,375,000	175,200,000	100,001	1,850,001	450,001
Net Asset Value	$38.69	$33.14	$35.17	$62.15	$41.41

See accompanying notes to the financial statements.

May 31, 2011 :: Statements of Assets and Liabilities :: ProShares Trust :: 179

Statements of Operations

180 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2011

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra Russell3000	Ultra MidCap400	Ultra SmallCap600
	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011
INVESTMENT INCOME:
Dividends	$4,503,279	$4,425,085	$24,889,730	$56,176	$934,265	$378,541
Interest	283,010	146,756	190,695	3,121	37,173	7,696
Foreign withholding tax on dividends	(33,487)	—	—	(12)	—	—
Total Investment Income	4,752,802	4,571,841	25,080,425	59,285	971,438	386,237
EXPENSES:
Advisory fees (Note 4)	6,135,784	2,387,779	11,807,118	54,217	936,017	341,532
Management Services fees (Note 4)	818,099	318,368	1,574,271	7,229	124,801	45,537
Professional fees	30,299	28,141	61,092	18,275	19,888	18,441
Administration fees (Note 5)	253,291	184,701	287,477	105,210	134,368	103,147
Custodian fees (Note 6)	157,672	49,534	398,761	67,156	74,329	65,879
Printing and Shareholder reports	148,731	64,447	277,856	1,740	30,681	8,587
Licensing fees	828,099	137,350	15,000	10,000	12,500	12,500
Trustee fees	10,674	4,227	20,474	90	1,657	618
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	30,090	16,241	59,651	3,619	6,945	4,540
Total Gross Expenses before fees waived and/or reimbursed	8,412,739	3,190,788	14,501,700	267,536	1,341,186	600,781
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(631,542)	(162,843)	—	(198,784)	(154,125)	(167,686)
Total Net Expenses	7,781,197	3,027,945	14,501,700	68,752	1,187,061	433,095
Net Investment Income (Loss)	(3,028,395)	1,543,896	10,578,725	(9,467)	(215,623)	(46,858)
NET REALIZED GAIN (LOSS) ON:
Investments	(3,004,499)	(27,801)	(19,357,040)	(24,959)	1,667,790	1,174,157
Futures contracts	22,642,755	7,039,453	6,872,786	—	683,916	76,942
Swap agreements	17,162,673	5,214,635	55,278,133	1,873,407	14,792,511	(3,228,392)
In-kind redemptions of investments	104,514,636	33,656,074	192,486,048	315,063	20,003,748	4,475,797
Net realized gain (loss)	141,315,565	45,882,361	235,279,927	2,163,511	37,147,965	2,498,504
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	19,699,462	1,124,365	74,209,327	248,247	(5,416,424)	1,151,166
Futures contracts	10,840,055	4,708,406	14,498,042	—	882,660	(1,021)
Swap agreements	207,632,473	86,834,018	332,374,516	775,000	26,234,850	16,588,167
Change in net unrealized appreciation/depreciation	238,171,990	92,666,789	421,081,885	1,023,247	21,701,086	17,738,312
Net realized and unrealized gain (loss)	379,487,555	138,549,150	656,361,812	3,186,758	58,849,051	20,236,816
Change in Net Assets Resulting from Operations	$376,459,160	$140,093,046	$666,940,537	$3,177,291	$58,633,428	$20,189,958

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2011 :: Statements of Operations :: ProShares Trust :: 181

	Ultra Russell2000	UltraPro QQQ®	UltraPro Dow30SM	UltraPro S&P500®	UltraPro MidCap400	UltraPro Russell2000
	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011
INVESTMENT INCOME:
Dividends	$1,831,136	$630,880	$321,697	$2,285,834	$219,814	$278,819
Interest	80,843	26,449	9,189	83,248	6,241	15,255
Foreign withholding tax on dividends	(86)	(2,575)	—	—	—	(6)
Total Investment Income	1,911,893	654,754	330,886	2,369,082	226,055	294,068
EXPENSES:
Advisory fees (Note 4)	1,817,569	857,592	179,634	1,696,905	231,365	338,842
Management Services fees (Note 4)	242,341	114,345	23,951	226,252	30,848	45,178
Professional fees	22,189	21,168	19,103	21,968	19,309	19,576
Administration fees (Note 5)	175,170	126,822	53,858	164,947	68,482	89,561
Custodian fees (Note 6)	268,935	30,331	7,698	154,069	18,646	158,431
Printing and Shareholder reports	52,999	32,229	7,499	51,695	7,378	12,138
Licensing fees	214,526	125,255	19,581	12,500	12,500	25,203
Trustee fees	3,345	1,460	308	2,940	395	536
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	10,211	9,963	4,973	9,944	4,226	5,697
Total Gross Expenses before fees waived and/or reimbursed	2,807,285	1,319,165	316,605	2,341,220	393,149	695,162
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(502,535)	(231,024)	(88,736)	(188,340)	(99,534)	(265,290)
Total Net Expenses	2,304,750	1,088,141	227,869	2,152,880	293,615	429,872
Net Investment Income (Loss)	(392,857)	(433,387)	103,017	216,202	(67,560)	(135,804)
NET REALIZED GAIN (LOSS) ON:
Investments	(9,191,565)	(425,313)	945,382	1,138,842	52,907	779,444
Futures contracts	2,182,204	4,765,867	787,465	2,889,421	466,224	881,524
Swap agreements	(589,884)	33,130,130	7,079,901	64,606,304	4,408,592	12,382,331
In-kind redemptions of investments	32,413,127	17,426,421	—	15,844,720	906,755	—
Net realized gain (loss)	24,813,882	54,897,105	8,812,748	84,479,287	5,834,478	14,043,299
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	4,538,035	(294,520)	966,978	247,140	2,800,596	3,310,618
Futures contracts	3,502,323	2,036,742	497,632	3,081,638	401,681	1,147,208
Swap agreements	71,094,712	20,991,098	3,863,821	54,106,442	13,698,536	10,472,788
Change in net unrealized appreciation/depreciation	79,135,070	22,733,320	5,328,431	57,435,220	16,900,813	14,930,614
Net realized and unrealized gain (loss)	103,948,952	77,630,425	14,141,179	141,914,507	22,735,291	28,973,913
Change in Net Assets Resulting from Operations	$103,556,095	$77,197,038	$14,244,196	$142,130,709	$22,667,731	$28,838,109

See accompanying notes to the financial statements.

182 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2011

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011
INVESTMENT INCOME:
Dividends	$214,957	$155,847	$71,970	$72,648	$224,219	$112,552
Interest	4,818	3,989	4,793	6,048	7,517	8,359
Foreign withholding tax on dividends	(52)	(30)	(1)	(27)	(9)	—
Total Investment Income	219,723	159,806	76,762	78,669	231,727	120,911
EXPENSES:
Advisory fees (Note 4)	100,967	111,365	65,450	101,088	152,099	192,510
Management Services fees (Note 4)	13,462	14,849	8,726	13,478	20,280	25,668
Professional fees	18,447	18,485	18,183	18,396	18,260	18,479
Administration fees (Note 5)	103,421	103,216	102,938	102,731	105,869	105,720
Custodian fees (Note 6)	8,869	13,022	38,075	23,755	27,797	29,458
Printing and Shareholder reports	3,096	3,461	2,069	3,517	4,035	6,466
Licensing fees	8,896	5,360	7,121	7,098	9,082	12,321
Trustee fees	177	196	124	179	253	327
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,836	3,956	3,682	3,796	3,815	4,046
Total Gross Expenses before fees waived and/or reimbursed	261,171	273,910	246,368	274,038	341,490	394,995
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(133,156)	(132,678)	(163,373)	(145,813)	(148,681)	(150,783)
Total Net Expenses	128,015	141,232	82,995	128,225	192,809	244,212
Net Investment Income (Loss)	91,708	18,574	(6,233)	(49,556)	38,918	(123,301)
NET REALIZED GAIN (LOSS) ON:
Investments	134,437	61,226	(142,390)	116,811	380,572	390,918
Futures contracts	—	—	—	—	—	—
Swap agreements	(252,833)	26,601	(1,613,938)	(361,010)	(2,863,187)	1,713,805
In-kind redemptions of investments	469,829	—	233,271	810,826	1,489,602	—
Net realized gain (loss)	351,433	87,827	(1,523,057)	566,627	(993,013)	2,104,723
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	1,088,150	2,272,377	527,816	604,336	(51,039)	4,766,476
Futures contracts	—	—	—	—	—	—
Swap agreements	3,587,705	4,475,404	4,731,991	6,064,095	7,393,959	8,240,161
Change in net unrealized appreciation/depreciation	4,675,855	6,747,781	5,259,807	6,668,431	7,342,920	13,006,637
Net realized and unrealized gain (loss)	5,027,288	6,835,608	3,736,750	7,235,058	6,349,907	15,111,360
Change in Net Assets Resulting from Operations	$5,118,996	$6,854,182	$3,730,517	$7,185,502	$6,388,825	$14,988,059

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2011 :: Statements of Operations :: ProShares Trust :: 183

	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care
	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011
INVESTMENT INCOME:
Dividends	$2,106,802	$33,529	$321,280	$103,694	$13,149,463	$781,437
Interest	191,100	1,931	7,742	6,762	410,705	3,942
Foreign withholding tax on dividends	(901)	—	—	—	(11,451)	(721)
Total Investment Income	2,297,001	35,460	329,022	110,456	13,548,717	784,658
EXPENSES:
Advisory fees (Note 4)	2,488,627	49,918	148,578	106,662	9,735,409	329,614
Management Services fees (Note 4)	331,814	6,656	19,811	14,222	1,298,045	43,948
Professional fees	20,649	20,374	18,231	18,291	16,251	19,031
Administration fees (Note 5)	187,550	24,812	101,344	101,623	279,237	101,388
Custodian fees (Note 6)	61,843	4,526	10,318	15,561	216,059	16,564
Printing and Shareholder reports	70,032	1,781	3,442	2,400	237,687	9,516
Licensing fees	142,728	16,220	17,924	15,689	529,228	27,579
Trustee fees	4,340	90	278	195	17,413	558
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	13,081	3,746	3,842	3,682	47,099	4,552
Total Gross Expenses before fees waived and/or reimbursed	3,320,664	128,123	323,768	278,325	12,376,428	552,750
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(163,400)	(64,796)	(135,314)	(143,082)	(39,855)	(134,748)
Total Net Expenses	3,157,264	63,327	188,454	135,243	12,336,573	418,002
Net Investment Income (Loss)	(860,263)	(27,867)	140,568	(24,787)	1,212,144	366,656
NET REALIZED GAIN (LOSS) ON:
Investments	386,111	(122,999)	66,090	(3,725)	(1,348,492)	(396,235)
Futures contracts	—	—	—	—	—	—
Swap agreements	141,200,782	712,417	4,658,124	3,037,282	(80,358,518)	2,577,435
In-kind redemptions of investments	53,869,432	—	3,941,161	1,767,785	92,748,538	3,513,514
Net realized gain (loss)	195,456,325	589,418	8,665,375	4,801,342	11,041,528	5,694,714
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(20,209,193)	1,420,605	(1,282,214)	(542,379)	(3,150,993)	5,188,424
Futures contracts	—	—	—	—	—	—
Swap agreements	24,529,345	2,214,024	2,831,114	1,239,274	208,468,459	9,038,015
Change in net unrealized appreciation/depreciation	4,320,152	3,634,629	1,548,900	696,895	205,317,466	14,226,439
Net realized and unrealized gain (loss)	199,776,477	4,224,047	10,214,275	5,498,237	216,358,994	19,921,153
Change in Net Assets Resulting from Operations	$198,916,214	$4,196,180	$10,354,843	$5,473,450	$217,571,138	$20,287,809

See accompanying notes to the financial statements.

184 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2011

	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking	Ultra Semiconductors	Ultra Technology
	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011
INVESTMENT INCOME:
Dividends	$609,597	$4,568,509	$8,946,072	$90,083	$551,742	$847,657
Interest	11,588	78,190	160,445	2,047	31,680	31,167
Foreign withholding tax on dividends	—	(1,954)	(27,663)	—	—	—
Total Investment Income	621,185	4,644,745	9,078,854	92,130	583,422	878,824
EXPENSES:
Advisory fees (Note 4)	313,385	2,917,683	3,879,414	50,744	532,661	1,018,435
Management Services fees (Note 4)	41,784	389,022	517,251	6,766	71,021	135,790
Professional fees	18,599	23,983	21,237	19,135	18,525	19,162
Administration fees (Note 5)	101,807	198,960	222,643	23,727	111,613	137,196
Custodian fees (Note 6)	31,289	94,529	87,502	7,468	14,074	37,348
Printing and Shareholder reports	10,836	83,494	101,635	1,001	12,618	27,172
Licensing fees	26,714	165,611	216,904	12,707	38,409	64,317
Trustee fees	539	4,945	6,962	79	935	1,729
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,849	18,343	15,879	3,632	4,999	6,318
Total Gross Expenses before fees waived and/or reimbursed	549,802	3,896,570	5,069,427	125,259	804,855	1,447,467
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(152,434)	(193,875)	(149,442)	(60,984)	(129,490)	(156,226)
Total Net Expenses	397,368	3,702,695	4,919,985	64,275	675,365	1,291,241
Net Investment Income (Loss)	223,817	942,050	4,158,869	27,855	(91,943)	(412,417)
NET REALIZED GAIN (LOSS) ON:
Investments	(291,309)	(860,107)	6,147,723	(164,592)	(150,776)	8,425
Futures contracts	—	—	—	—	—	—
Swap agreements	7,614,105	22,619,563	51,936,471	(462,972)	6,282,745	5,778,930
In-kind redemptions of investments	5,618,444	74,555,817	71,716,476	30,503	15,000,363	22,646,809
Net realized gain (loss)	12,941,240	96,315,273	129,800,670	(597,061)	21,132,332	28,434,164
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(623,552)	24,411,611	(5,620,246)	306,226	(7,859,224)	(3,029,239)
Futures contracts	—	—	—	—	—	—
Swap agreements	4,584,082	155,344,887	125,404,833	383,278	13,862,341	25,627,407
Change in net unrealized appreciation/depreciation	3,960,530	179,756,498	119,784,587	689,504	6,003,117	22,598,168
Net realized and unrealized gain (loss)	16,901,770	276,071,771	249,585,257	92,443	27,135,449	51,032,332
Change in Net Assets Resulting from Operations	$17,125,587	$277,013,821	$253,744,126	$120,298	$27,043,506	$50,619,915

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2011 :: Statements of Operations :: ProShares Trust :: 185

	Ultra Telecommunications	Ultra Utilities	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Europe	Ultra MSCI Pacific ex-Japan
	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011
INVESTMENT INCOME:
Dividends	$109,228	$688,288	$231	$176,553	$—	$—
Interest	3,523	2,015	9,350	26,763	3,349	2,730
Foreign withholding tax on dividends	—	—	—	(1,176)	—	—
Total Investment Income	112,751	690,303	9,581	202,140	3,349	2,730
EXPENSES:
Advisory fees (Note 4)	54,915	149,506	69,005	278,245	26,692	25,054
Management Services fees (Note 4)	7,322	19,934	9,201	37,099	3,556	3,341
Professional fees	18,161	18,597	18,346	18,462	18,574	18,545
Administration fees (Note 5)	101,013	101,181	100,626	101,102	15,509	15,109
Custodian fees (Note 6)	2,990	5,819	—	10,896	556	470
Printing and Shareholder reports	1,553	3,636	2,089	7,128	1,090	1,112
Licensing fees	12,929	17,974	21,791	36,644	39,022	35,000
Trustee fees	105	255	115	469	45	42
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,586	3,936	1,457	4,065	3,534	3,530
Total Gross Expenses before fees waived and/or reimbursed	202,574	320,838	222,630	494,110	108,578	102,203
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(132,914)	(131,276)	(135,108)	(141,294)	(74,746)	(70,425)
Total Net Expenses	69,660	189,562	87,522	352,816	33,832	31,778
Net Investment Income (Loss)	43,091	500,741	(77,941)	(150,676)	(30,483)	(29,048)
NET REALIZED GAIN (LOSS) ON:
Investments	61,641	(42,835)	—	(1,172,896)	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	1,185,770	1,449,749	2,257,789	7,132,435	809,488	(64,729)
In-kind redemptions of investments	(212,224)	—	—	1,520,455	—	—
Net realized gain (loss)	1,035,187	1,406,914	2,257,789	7,479,994	809,488	(64,729)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	970,053	2,912,244	—	1,045,934	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	1,981,568	3,168,464	2,650,871	6,371,422	1,461,103	1,883,695
Change in net unrealized appreciation/depreciation	2,951,621	6,080,708	2,650,871	7,417,356	1,461,103	1,883,695
Net realized and unrealized gain (loss)	3,986,808	7,487,622	4,908,660	14,897,350	2,270,591	1,818,966
Change in Net Assets Resulting from Operations	$4,029,899	$7,988,363	$4,830,719	$14,746,674	$2,240,108	$1,789,918

See accompanying notes to the financial statements.

186 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2011

	Ultra MSCI Brazil	Ultra FTSE China 25	Ultra MSCI Japan	Ultra MSCI Mexico Investable Market	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	9,186	39,642	12,322	2,315	88,632	355,344
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	9,186	39,642	12,322	2,315	88,632	355,344
EXPENSES:
Advisory fees (Note 4)	79,584	335,000	139,868	16,859	94,309	141,379
Management Services fees (Note 4)	10,607	44,666	18,649	2,248	12,575	18,850
Professional fees	18,743	18,809	18,744	18,552	18,123	18,592
Administration fees (Note 5)	27,589	101,131	100,719	13,287	55,343	57,556
Custodian fees (Note 6)	1,481	5,943	2,480	510	4,155	4,535
Printing and Shareholder reports	3,409	10,642	8,024	743	1,911	4,384
Licensing fees	35,000	45,678	54,836	35,000	14,715	17,069
Trustee fees	126	602	289	30	165	228
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,141	4,473	6,067	3,511	3,721	4,779
Total Gross Expenses before fees waived and/or reimbursed	180,680	566,944	349,676	90,740	205,017	267,372
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(79,871)	(142,332)	(172,452)	(69,357)	(85,486)	(88,276)
Total Net Expenses	100,809	424,612	177,224	21,383	119,531	179,096
Net Investment Income (Loss)	(91,623)	(384,970)	(164,902)	(19,068)	(30,899)	176,248
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	1,977	(393,175)
Futures contracts	—	—	—	—	103,967	(13,617)
Swap agreements	(266,037)	4,333,609	(1,465,987)	143,810	3,236,206	(354,546)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(266,037)	4,333,609	(1,465,987)	143,810	3,342,150	(761,338)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	12,013	332,085
Futures contracts	—	—	—	—	6,073	10,780
Swap agreements	2,108,511	9,182,601	5,410,792	896,685	(476,195)	1,165,189
Change in net unrealized appreciation/depreciation	2,108,511	9,182,601	5,410,792	896,685	(458,109)	1,508,054
Net realized and unrealized gain (loss)	1,842,474	13,516,210	3,944,805	1,040,495	2,884,041	746,716
Change in Net Assets Resulting from Operations	$1,750,851	$13,131,240	$3,779,903	$1,021,427	$2,853,142	$922,964

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2011 :: Statements of Operations :: ProShares Trust :: 187

	Ultra High Yield	Ultra Investment Grade Corporate	Short QQQ®	Short Dow30SM	Short S&P500®	Short MidCap400
	April 13, 2011* through May 31, 2011	April 13, 2011* through May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	92	76	266,770	321,900	2,305,974	39,539
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	92	76	266,770	321,900	2,305,974	39,539
EXPENSES:
Advisory fees (Note 4)	3,988	4,087	1,758,163	2,028,432	14,056,819	238,333
Management Services fees (Note 4)	532	545	234,420	270,456	1,874,229	31,777
Professional fees	13,385	13,386	22,184	22,801	48,451	18,833
Administration fees (Note 5)	1,074	1,100	129,486	137,213	256,460	80,907
Custodian fees (Note 6)	260	261	27,888	32,084	212,364	3,509
Printing and Shareholder reports	580	586	54,408	54,171	286,099	5,304
Licensing fees	11,897	10,664	244,420	118,184	15,000	12,500
Trustee fees	15	16	3,034	3,500	23,938	420
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	693	694	12,553	11,011	55,554	4,275
Total Gross Expenses before fees waived and/or reimbursed	32,424	31,339	2,486,556	2,677,852	16,828,914	395,858
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(27,371)	(26,156)	(261,393)	(110,472)	—	(94,233)
Total Net Expenses	5,053	5,183	2,225,163	2,567,380	16,828,914	301,625
Net Investment Income (Loss)	(4,961)	(5,107)	(1,958,393)	(2,245,480)	(14,522,940)	(262,086)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	(10,946,601)	(9,917,294)	(27,055,050)	(372,292)
Swap agreements	—	—	(35,507,666)	(34,352,775)	(408,069,752)	(3,878,481)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	—	—	(46,454,267)	(44,270,069)	(435,124,802)	(4,250,773)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	(2,479,807)	(2,763,663)	(17,683,833)	(204,710)
Swap agreements	74,276	239,973	(23,872,764)	(28,901,950)	(92,754,579)	(5,674,654)
Change in net unrealized appreciation/depreciation	74,276	239,973	(26,352,571)	(31,665,613)	(110,438,412)	(5,879,364)
Net realized and unrealized gain (loss)	74,276	239,973	(72,806,838)	(75,935,682)	(545,563,214)	(10,130,137)
Change in Net Assets Resulting from Operations	$69,315	$234,866	$(74,765,231)	$(78,181,162)	$(560,086,154)	$(10,392,223)

*Commencement of investment operations.

See accompanying notes to the financial statements.

188 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2011

	Short SmallCap600	Short Russell2000	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	UltraShort Russell3000
	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	39,802	358,162	925,832	540,070	3,499,463	2,499
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	39,802	358,162	925,832	540,070	3,499,463	2,499
EXPENSES:
Advisory fees (Note 4)	287,851	2,346,797	5,867,032	3,280,523	20,614,695	15,046
Management Services fees (Note 4)	38,380	312,904	782,265	437,400	2,748,606	2,006
Professional fees	18,936	23,154	41,440	20,636	28,647	18,234
Administration fees (Note 5)	80,900	146,164	211,737	169,658	278,327	74,903
Custodian fees (Note 6)	5,988	36,571	90,027	50,874	312,035	588
Printing and Shareholder reports	10,176	63,852	160,786	73,539	378,758	836
Licensing fees	12,500	306,411	797,266	184,963	17,500	10,000
Trustee fees	461	3,894	10,505	5,806	37,250	24
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	6,077	16,175	39,540	17,350	85,996	3,535
Total Gross Expenses before fees waived and/or reimbursed	461,269	3,255,922	8,000,598	4,240,749	24,501,814	125,172
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(96,953)	(286,218)	(581,066)	(91,456)	—	(106,140)
Total Net Expenses	364,316	2,969,704	7,419,532	4,149,293	24,501,814	19,032
Net Investment Income (Loss)	(324,514)	(2,611,542)	(6,493,700)	(3,609,223)	(21,002,351)	(16,533)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(120,191)	(15,778,983)	(30,045,442)	(12,607,140)	(35,092,265)	—
Swap agreements	(8,040,535)	(64,134,024)	(345,665,749)	(156,312,714)	(1,337,615,943)	(826,349)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(8,160,726)	(79,913,007)	(375,711,191)	(168,919,854)	(1,372,708,208)	(826,349)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	(43,506)	(5,124,181)	(13,548,581)	(6,679,688)	(38,716,553)	—
Swap agreements	(3,680,632)	(30,068,369)	(89,893,420)	(60,172,781)	(67,046,390)	(262,610)
Change in net unrealized appreciation/depreciation	(3,724,138)	(35,192,550)	(103,442,001)	(66,852,469)	(105,762,943)	(262,610)
Net realized and unrealized gain (loss)	(11,884,864)	(115,105,557)	(479,153,192)	(235,772,323)	(1,478,471,151)	(1,088,959)
Change in Net Assets Resulting from Operations	$(12,209,378)	$(117,717,099)	$(485,646,892)	$(239,381,546)	$(1,499,473,502)	$(1,105,492)

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2011 :: Statements of Operations :: ProShares Trust :: 189

	UltraShort MidCap400	UltraShort SmallCap600	UltraShort Russell2000	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short S&P500®
	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	39,516	24,525	511,000	69,460	33,578	437,555
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	39,516	24,525	511,000	69,460	33,578	437,555
EXPENSES:
Advisory fees (Note 4)	237,240	138,435	3,272,015	426,421	212,990	2,480,725
Management Services fees (Note 4)	31,632	18,458	436,266	56,856	28,399	330,761
Professional fees	18,884	18,764	29,809	19,681	19,096	22,752
Administration fees (Note 5)	80,899	80,898	169,274	76,407	54,732	150,054
Custodian fees (Note 6)	3,512	4,006	50,680	8,978	5,462	37,932
Printing and Shareholder reports	6,585	4,219	92,442	14,361	6,764	58,155
Licensing fees	12,500	12,500	448,123	70,166	21,360	12,500
Trustee fees	428	245	5,871	671	318	4,110
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	14,546
Other fees	5,232	4,469	27,641	9,175	5,960	23,621
Total Gross Expenses before fees waived and/or reimbursed	396,912	281,994	4,532,121	682,716	355,081	3,135,156
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(96,924)	(106,976)	(395,377)	(143,960)	(85,926)	—
Total Net Expenses	299,988	175,018	4,136,744	538,756	269,155	3,135,156
Net Investment Income (Loss)	(260,472)	(150,493)	(3,625,744)	(469,296)	(235,577)	(2,697,601)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(520,071)	(170,509)	(18,531,181)	(3,482,939)	(1,413,241)	(9,853,730)
Swap agreements	(18,204,709)	(8,786,365)	(231,858,910)	(23,193,692)	(17,061,084)	(207,663,701)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(18,724,780)	(8,956,874)	(250,390,091)	(26,676,631)	(18,474,325)	(217,517,431)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	(234,400)	(52,441)	(8,827,220)	(249,671)	(186,294)	(3,047,583)
Swap agreements	(1,200,379)	(4,313,219)	(50,728,149)	(29,986,100)	(6,504,470)	(58,987,342)
Change in net unrealized appreciation/depreciation	(1,434,779)	(4,365,660)	(59,555,369)	(30,235,771)	(6,690,764)	(62,034,925)
Net realized and unrealized gain (loss)	(20,159,559)	(13,322,534)	(309,945,460)	(56,912,402)	(25,165,089)	(279,552,356)
Change in Net Assets Resulting from Operations	$(20,420,031)	$(13,473,027)	$(313,571,204)	$(57,381,698)	$(25,400,666)	$(282,249,957)

See accompanying notes to the financial statements.

190 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2011

	UltraPro Short MidCap400	UltraPro Short Russell2000	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth
	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	5,449	36,641	6,458	8,846	5,113	6,430
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	5,449	36,641	6,458	8,846	5,113	6,430
EXPENSES:
Advisory fees (Note 4)	32,099	245,454	36,696	50,932	27,455	35,713
Management Services fees (Note 4)	4,280	32,727	4,893	6,791	3,660	4,762
Professional fees	18,663	19,192	18,469	18,331	18,211	18,344
Administration fees (Note 5)	28,528	56,087	80,896	80,896	80,896	80,896
Custodian fees (Note 6)	1,614	5,827	975	1,260	868	973
Printing and Shareholder reports	1,289	7,742	654	1,190	1,011	1,249
Licensing fees	12,500	27,909	8,603	8,807	10,000	9,449
Trustee fees	56	373	74	93	47	64
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,707	6,874	3,696	3,752	3,797	3,857
Total Gross Expenses before fees waived and/or reimbursed	102,736	402,185	154,956	172,052	145,945	155,307
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(62,186)	(92,207)	(108,533)	(107,639)	(111,233)	(110,170)
Total Net Expenses	40,550	309,978	46,423	64,413	34,712	45,137
Net Investment Income (Loss)	(35,101)	(273,337)	(39,965)	(55,567)	(29,599)	(38,707)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(206,458)	(2,462,719)	—	—	—	—
Swap agreements	(2,804,090)	(23,954,977)	(1,209,879)	(1,939,711)	(1,906,578)	(3,150,427)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(3,010,548)	(26,417,696)	(1,209,879)	(1,939,711)	(1,906,578)	(3,150,427)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	(125,843)	(227,484)	—	—	—	—
Swap agreements	(1,314,025)	(11,372,576)	(1,070,835)	(2,012,396)	(545,190)	(679,485)
Change in net unrealized appreciation/depreciation	(1,439,868)	(11,600,060)	(1,070,835)	(2,012,396)	(545,190)	(679,485)
Net realized and unrealized gain (loss)	(4,450,416)	(38,017,756)	(2,280,714)	(3,952,107)	(2,451,768)	(3,829,912)
Change in Net Assets Resulting from Operations	$(4,485,517)	$(38,291,093)	$(2,320,679)	$(4,007,674)	$(2,481,367)	$(3,868,619)

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2011 :: Statements of Operations :: ProShares Trust :: 191

	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate
	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	12,310	15,908	5,122	124,020	14,049	23,947
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	12,310	15,908	5,122	124,020	14,049	23,947
EXPENSES:
Advisory fees (Note 4)	71,431	91,995	32,441	809,458	86,021	145,827
Management Services fees (Note 4)	9,524	12,266	4,325	107,927	11,470	19,443
Professional fees	18,471	18,416	19,951	19,800	18,317	20,209
Administration fees (Note 5)	80,898	80,902	22,129	97,740	80,900	42,741
Custodian fees (Note 6)	1,636	1,773	226	12,854	1,794	2,107
Printing and Shareholder reports	2,158	3,314	989	22,458	1,891	6,057
Licensing fees	8,879	8,368	11,730	53,171	14,588	17,777
Trustee fees	121	162	56	1,390	145	224
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,941	4,375	3,635	6,506	3,736	4,637
Total Gross Expenses before fees waived and/or reimbursed	197,059	221,571	95,482	1,131,304	218,862	259,022
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(106,719)	(105,297)	(54,438)	(106,469)	(110,049)	(74,508)
Total Net Expenses	90,340	116,274	41,044	1,024,835	108,813	184,514
Net Investment Income (Loss)	(78,030)	(100,366)	(35,922)	(900,815)	(94,764)	(160,567)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(4,306,860)	(6,540,639)	(1,317,838)	(16,252,677)	(5,280,178)	(7,311,566)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(4,306,860)	(6,540,639)	(1,317,838)	(16,252,677)	(5,280,178)	(7,311,566)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,185,105)	(3,354,507)	(538,334)	(2,293,665)	(396,357)	(374,755)
Change in net unrealized appreciation/depreciation	(1,185,105)	(3,354,507)	(538,334)	(2,293,665)	(396,357)	(374,755)
Net realized and unrealized gain (loss)	(5,491,965)	(9,895,146)	(1,856,172)	(18,546,342)	(5,676,535)	(7,686,321)
Change in Net Assets Resulting from Operations	$(5,569,995)	$(9,995,512)	$(1,892,094)	$(19,447,157)	$(5,771,299)	$(7,846,888)

See accompanying notes to the financial statements.

192 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2011

	Short KBW Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials
	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	27,753	136,123	5,462	13,710	38,944	518,827
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	27,753	136,123	5,462	13,710	38,944	518,827
EXPENSES:
Advisory fees (Note 4)	187,784	724,106	31,845	78,341	205,127	3,392,248
Management Services fees (Note 4)	25,038	96,547	4,246	10,445	27,350	452,296
Professional fees	20,132	18,727	20,348	18,543	18,618	27,290
Administration fees (Note 5)	44,770	94,471	18,531	80,894	80,890	170,481
Custodian fees (Note 6)	3,424	11,573	470	1,603	3,661	51,861
Printing and Shareholder reports	5,133	18,894	663	2,336	5,868	48,889
Licensing fees	20,015	48,619	13,661	14,178	20,940	190,922
Trustee fees	301	1,283	58	145	354	6,164
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,340	6,934	3,507	3,901	4,706	24,668
Total Gross Expenses before fees waived and/or reimbursed	310,937	1,021,154	93,329	210,386	367,514	4,364,819
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(73,210)	(106,217)	(53,065)	(111,320)	(108,108)	(72,256)
Total Net Expenses	237,727	914,937	40,264	99,066	259,406	4,292,563
Net Investment Income (Loss)	(209,974)	(778,814)	(34,802)	(85,356)	(220,462)	(3,773,736)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(3,834,319)	(95,808,886)	(1,863,558)	(5,005,860)	(11,589,455)	(190,283,988)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(3,834,319)	(95,808,886)	(1,863,558)	(5,005,860)	(11,589,455)	(190,283,988)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,372,289)	7,486,294	(945,284)	(1,464,436)	(4,605,092)	22,708,479
Change in net unrealized appreciation/depreciation	(1,372,289)	7,486,294	(945,284)	(1,464,436)	(4,605,092)	22,708,479
Net realized and unrealized gain (loss)	(5,206,608)	(88,322,592)	(2,808,842)	(6,470,296)	(16,194,547)	(167,575,509)
Change in Net Assets Resulting from Operations	$(5,416,582)	$(89,101,406)	$(2,843,644)	$(6,555,652)	$(16,415,009)	$(171,349,245)

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2011 :: Statements of Operations :: ProShares Trust :: 193

	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology
	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	5,505	13,415	128,021	427,631	29,710	24,855
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	5,505	13,415	128,021	427,631	29,710	24,855
EXPENSES:
Advisory fees (Note 4)	34,453	78,272	812,165	2,305,697	191,749	150,641
Management Services fees (Note 4)	4,594	10,436	108,288	307,424	25,566	20,085
Professional fees	18,342	18,234	19,452	27,404	19,063	18,685
Administration fees (Note 5)	80,896	80,890	97,535	143,864	80,900	80,901
Custodian fees (Note 6)	784	1,650	12,810	34,996	3,549	2,998
Printing and Shareholder reports	—	2,372	20,261	61,164	8,914	5,759
Licensing fees	11,837	14,175	53,316	132,972	20,227	18,034
Trustee fees	59	140	1,548	4,364	383	275
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,438	4,232	10,865	22,106	5,836	4,824
Total Gross Expenses before fees waived and/or reimbursed	154,403	210,401	1,136,240	3,039,991	356,187	302,202
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(110,824)	(111,437)	(109,894)	(124,731)	(113,695)	(111,667)
Total Net Expenses	43,579	98,964	1,026,346	2,915,260	242,492	190,535
Net Investment Income (Loss)	(38,074)	(85,549)	(898,325)	(2,487,629)	(212,782)	(165,680)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,988,133)	(5,833,693)	(78,263,381)	(230,156,579)	(14,715,828)	(9,480,626)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(1,988,133)	(5,833,693)	(78,263,381)	(230,156,579)	(14,715,828)	(9,480,626)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(438,146)	(1,190,159)	(15,381,993)	23,683,466	(747,309)	(1,578,599)
Change in net unrealized appreciation/depreciation	(438,146)	(1,190,159)	(15,381,993)	23,683,466	(747,309)	(1,578,599)
Net realized and unrealized gain (loss)	(2,426,279)	(7,023,852)	(93,645,374)	(206,473,113)	(15,463,137)	(11,059,225)
Change in Net Assets Resulting from Operations	$(2,464,353)	$(7,109,401)	$(94,543,699)	$(208,960,742)	$(15,675,919)	$(11,224,905)

See accompanying notes to the financial statements.

194 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2011

	UltraShort Telecommunications	UltraShort Utilities	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 25	UltraShort MSCI EAFE
	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	2,588	7,120	140,521	270,280	7,204	34,320
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	2,588	7,120	140,521	270,280	7,204	34,320
EXPENSES:
Advisory fees (Note 4)	15,605	42,189	859,510	1,760,242	57,412	179,849
Management Services fees (Note 4)	2,081	5,625	114,600	234,697	7,655	23,980
Professional fees	18,184	18,359	20,594	20,586	20,005	18,597
Administration fees (Note 5)	80,897	80,895	99,508	129,423	25,306	80,911
Custodian fees (Note 6)	609	1,031	13,892	27,358	717	3,325
Printing and Shareholder reports	942	1,711	22,739	44,241	1,807	4,851
Licensing fees	10,832	12,250	59,753	208,821	16,120	32,933
Trustee fees	26	73	1,428	3,021	90	335
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,763	3,653	6,030	8,089	3,924	4,555
Total Gross Expenses before fees waived and/or reimbursed	132,939	165,786	1,198,054	2,436,478	133,036	349,336
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(113,209)	(112,417)	(110,510)	(208,866)	(60,357)	(122,033)
Total Net Expenses	19,730	53,369	1,087,544	2,227,612	72,679	227,303
Net Investment Income (Loss)	(17,142)	(46,249)	(947,023)	(1,957,332)	(65,475)	(192,983)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(749,706)	(2,132,095)	(25,927,539)	(67,561,885)	(1,936,819)	(19,973,755)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(749,706)	(2,132,095)	(25,927,539)	(67,561,885)	(1,936,819)	(19,973,755)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(657,315)	(617,097)	(20,328,720)	(9,252,487)	36,257	38,123
Change in net unrealized appreciation/depreciation	(657,315)	(617,097)	(20,328,720)	(9,252,487)	36,257	38,123
Net realized and unrealized gain (loss)	(1,407,021)	(2,749,192)	(46,256,259)	(76,814,372)	(1,900,562)	(19,935,632)
Change in Net Assets Resulting from Operations	$(1,424,163)	$(2,795,441)	$(47,203,282)	$(78,771,704)	$(1,966,037)	$(20,128,615)

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2011 :: Statements of Operations :: ProShares Trust :: 195

	UltraShort MSCI Emerging Markets	UltraShort MSCI Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil	UltraShort FTSE China 25	UltraShort MSCI Japan
	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	186,212	97,376	3,417	35,834	317,492	18,536
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	186,212	97,376	3,417	35,834	317,492	18,536
EXPENSES:
Advisory fees (Note 4)	1,070,173	497,813	24,106	199,503	1,787,892	165,443
Management Services fees (Note 4)	142,689	66,374	3,214	26,600	238,384	22,059
Professional fees	19,693	19,100	18,309	18,447	17,214	19,069
Administration fees (Note 5)	106,585	82,613	77,876	81,022	129,620	80,902
Custodian fees (Note 6)	16,733	8,952	619	3,566	27,273	2,969
Printing and Shareholder reports	31,122	8,360	1,184	3,895	50,239	8,895
Licensing fees	20,115	59,116	35,000	35,000	211,740	54,837
Trustee fees	1,852	902	48	351	3,357	331
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	8,459	4,133	4,086	3,895	10,629	6,181
Total Gross Expenses before fees waived and/or reimbursed	1,417,421	747,363	164,442	372,279	2,476,348	360,686
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(64,428)	(118,724)	(133,958)	(120,105)	(214,937)	(151,340)
Total Net Expenses	1,352,993	628,639	30,484	252,174	2,261,411	209,346
Net Investment Income (Loss)	(1,166,781)	(531,263)	(27,067)	(216,340)	(1,943,919)	(190,810)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(72,727,171)	(61,438,811)	(2,887,407)	(27,030,538)	(116,884,029)	(9,614,196)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(72,727,171)	(61,438,811)	(2,887,407)	(27,030,538)	(116,884,029)	(9,614,196)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(23,901,641)	(13,846,844)	734,613	9,116,622	(16,229,810)	30,003
Change in net unrealized appreciation/depreciation	(23,901,641)	(13,846,844)	734,613	9,116,622	(16,229,810)	30,003
Net realized and unrealized gain (loss)	(96,628,812)	(75,285,655)	(2,152,794)	(17,913,916)	(133,113,839)	(9,584,193)
Change in Net Assets Resulting from Operations	$(97,795,593)	$(75,816,918)	$(2,179,861)	$(18,130,256)	$(135,057,758)	$(9,775,003)

See accompanying notes to the financial statements.

196 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2011

	UltraShort MSCI Mexico Investable Market	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury
	Year Ended May 31, 2011	April 4, 2011* through May 31, 2011	Year Ended May 31, 2011	March 21, 2011* through May 31, 2011	March 28, 2011* through May 31, 2011	April 4, 2011* through May 31, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	4,818	127	679,254	202	92	93
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	4,818	127	679,254	202	92	93
EXPENSES:
Advisory fees (Note 4)	26,588	6,648	5,291,725	8,334	5,169	4,567
Management Services fees (Note 4)	3,545	886	705,558	1,111	689	609
Professional fees	18,266	13,386	27,166	13,407	13,385	13,385
Administration fees (Note 5)	77,972	1,428	203,136	1,788	1,113	985
Custodian fees (Note 6)	663	150	81,800	176	128	119
Printing and Shareholder reports	878	581	176,337	866	579	578
Licensing fees	35,000	9,394	274,587	13,913	11,719	9,290
Trustee fees	45	16	8,800	23	15	15
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,861	780	41,758	1,020	847	780
Total Gross Expenses before fees waived and/or reimbursed	166,818	33,269	6,810,867	40,638	33,644	30,328
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(133,199)	(24,855)	(109,586)	(30,085)	(27,101)	(24,549)
Total Net Expenses	33,619	8,414	6,701,281	10,553	6,543	5,779
Net Investment Income (Loss)	(28,801)	(8,287)	(6,022,027)	(10,351)	(6,451)	(5,686)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	(2,725)	(3,074,250)	—	—	—
Swap agreements	(1,719,016)	—	(18,318,720)	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(1,719,016)	(2,725)	(21,392,970)	—	—	—
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	(1,527)	(326,350)	—	—	—
Swap agreements	(442,910)	(240,531)	(37,038,515)	(135,822)	(138,599)	(228,462)
Change in net unrealized appreciation/depreciation	(442,910)	(242,058)	(37,364,865)	(135,822)	(138,599)	(228,462)
Net realized and unrealized gain (loss)	(2,161,926)	(244,783)	(58,757,835)	(135,822)	(138,599)	(228,462)
Change in Net Assets Resulting from Operations	$(2,190,727)	$(253,070)	$(64,779,862)	$(146,173)	$(145,050)	$(234,148)

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Ended May 31, 2011 :: Statements of Operations :: ProShares Trust :: 197

	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort TIPS	Credit Suisse 130/30	RAFI® Long/Short
	Year Ended May 31, 2011	Year Ended May 31, 2011	February 9, 2011* through May 31, 2011	Year Ended May 31, 2011	December 2, 2010* through May 31, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$1,358,960	$78,629
Interest	464,067	5,662,127	502	1,542	420
Foreign withholding tax on dividends	—	—	—	—	—
Total Investment Income	464,067	5,662,127	502	1,360,502	79,049
EXPENSES:
Advisory fees (Note 4)	3,109,213	39,311,104	8,414	521,637	37,143
Management Services fees (Note 4)	414,559	5,241,442	1,122	69,551	4,953
Professional fees	30,150	107,435	13,381	18,770	15,141
Administration fees (Note 5)	166,484	341,730	1,805	111,044	9,925
Custodian fees (Note 6)	48,440	595,829	177	38,545	7,609
Printing and Shareholder reports	81,593	975,752	526	16,865	9,199
Licensing fees	165,461	1,985,565	10,961	25,000	12,490
Trustee fees	5,336	67,470	14	870	71
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—
Other fees	22,113	199,586	1,296	6,442	2,695
Total Gross Expenses before fees waived and/or reimbursed	4,043,349	48,825,913	37,696	808,724	99,226
LESS:

Expenses waived and/or reimbursed by Advisor (Note 4)	(106,802)	—	(27,050)	(147,638)	(52,180)
Total Net Expenses	3,936,547	48,825,913	10,646	661,086	47,046
Net Investment Income (Loss)	(3,472,480)	(43,163,786)	(10,144)	699,416	32,003
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	1,938,808	(130,295)
Futures contracts	(1,606,344)	(33,439,249)	—	—	—
Swap agreements	(107,107,691)	(307,080,249)	—	602,637	—
In-kind redemptions of investments	—	—	—	488,722	—
Net realized gain (loss)	(108,714,035)	(340,519,498)	—	3,030,167	(130,295)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	11,843,972	837,652
Futures contracts	(120,715)	(4,077,838)	—	—	—
Swap agreements	41,518,145	(549,183,191)	(473,243)	(595,150)	(830,443)
Change in net unrealized appreciation/depreciation	41,397,430	(553,261,029)	(473,243)	11,248,822	7,209
Net realized and unrealized gain (loss)	(67,316,605)	(893,780,527)	(473,243)	14,278,989	(123,086)
Change in Net Assets Resulting from Operations	$(70,789,085)	$(936,944,313)	$(483,387)	$14,978,405	$(91,083)

*Commencement of investment operations.

See accompanying notes to the financial statements.

198 :: ProShares Trust :: Statements of Operations :: For the Periods Ended May 31, 2011

Statements of Changes in Net Assets

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 199

	Ultra QQQ®		Ultra Dow30SM		Ultra S&P500®
	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(3,028,395)	$(3,860,071)	$1,543,896	$4,728,843	$10,578,725	$15,124,079
Net realized gain (loss)	141,315,565	515,974,306	45,882,361	201,491,452	235,279,927	760,285,891
Change in net unrealized appreciation/depreciation	238,171,990	(13,038,591)	92,666,789	(8,899,706)	421,081,885	(40,112,474)
Change in Net Assets Resulting from Operations	376,459,160	499,075,644	140,093,046	197,320,589	666,940,537	735,297,496
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(1,916,577)	(6,955,330)	(12,280,993)	(18,323,391)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	(367,836)
Total distributions	—	—	(1,916,577)	(6,955,330)	(12,280,993)	(18,691,227)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	662,722,387	639,256,253	221,830,448	169,330,935	542,357,652	800,211,794
Cost of shares redeemed	(1,059,375,477)	(1,429,880,797)	(353,734,448)	(628,351,817)	(1,177,504,964)	(2,272,642,458)
Change in net assets resulting from capital transactions	(396,653,090)	(790,624,544)	(131,904,000)	(459,020,882)	(635,147,312)	(1,472,430,664)
Change in net assets	(20,193,930)	(291,548,900)	6,272,469	(268,655,623)	19,512,232	(755,824,395)
NET ASSETS:
Beginning of period	$789,058,994	$1,080,607,894	$333,812,649	$602,468,272	$1,642,204,946	$2,398,029,341
End of period	$768,865,064	$789,058,994	$340,085,118	$333,812,649	$1,661,717,178	$1,642,204,946
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,056,020)	$(1,576,433)	$160,846	$479,403	$1,469,423	$3,171,691
SHARE TRANSACTIONS:
Beginning of period	13,650,000	29,925,000	8,025,000	20,625,000	45,300,000	91,500,000
Issued	375,000	3,300,000	75,000	1,875,000	900,000	5,175,000
Issued in-kind	8,850,000	8,925,000	4,200,000	2,400,000	11,325,000	17,325,000
Redeemed	—	(13,875,000)	—	(10,275,000)	—	(42,300,000)
Redemption in-kind	(14,550,000)	(14,625,000)	(7,050,000)	(6,600,000)	(27,300,000)	(26,400,000)
Shares outstanding, end of period	8,325,000	13,650,000	5,250,000	8,025,000	30,225,000	45,300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

200 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Russell3000		Ultra MidCap400		Ultra SmallCap600
	Year Ended May 31, 2011	June 30, 2009* through May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(9,467)	$50,984	$(215,623)	$132,067	$(46,858)	$(34,368)
Net realized gain (loss)	2,163,511	1,683,037	37,147,965	70,789,654	2,498,504	30,687,308
Change in net unrealized appreciation/depreciation	1,023,247	450,287	21,701,086	4,970,282	17,738,312	(469,242)
Change in Net Assets Resulting from Operations	3,177,291	2,184,308	58,633,428	75,892,003	20,189,958	30,183,698
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(14,597)	(28,237)	(21,034)	(232,671)	(14,181)	(19,114)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	(220,873)	—	(49,915)
Total distributions	(14,597)	(28,237)	(21,034)	(453,544)	(14,181)	(69,029)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,623,698	11,845,436	61,777,103	7,700,834	—	—
Cost of shares redeemed	(6,647,285)	(8,249,363)	(69,629,048)	(125,883,548)	(25,264,395)	(30,590,679)
Change in net assets resulting from capital transactions	(23,587)	3,596,073	(7,851,945)	(118,182,714)	(25,264,395)	(30,590,679)
Change in net assets	3,139,107	5,752,144	50,760,449	(42,744,255)	(5,088,618)	(476,010)
NET ASSETS:
Beginning of period	$5,752,144	$—	$116,151,160	$158,895,415	$54,088,977	$54,564,987
End of period	$8,891,251	$5,752,144	$166,911,609	$116,151,160	$49,000,359	$54,088,977
Accumulated undistributed net investment income (loss) included in end of period net assets	$(20,490)	$21,037	$(289,142)	$(137,377)	$(24,705)	$(31,603)
SHARE TRANSACTIONS:
Beginning of period	100,001	—	2,550,000	5,925,000	1,575,000	2,700,000
Issued	100,000	250,001	150,000	225,000	—	—
Issued in-kind	—	—	825,000	—	—	—
Redeemed	(50,000)	—	—	(2,475,000)	—	(375,000)
Redemption in-kind	(50,000)	(150,000)	(1,350,000)	(1,125,000)	(675,000)	(750,000)
Shares outstanding, end of period	100,001	100,001	2,175,000	2,550,000	900,000	1,575,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 201

	Ultra Russell2000		UltraPro QQQ®				UltraPro Dow30SM
	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011		February 9, 2010* through May 31, 2010		Year Ended May 31, 2011	February 9, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(392,857)	$(26,141)	$(433,387)		$(18,459)		$103,017	$22,455
Net realized gain (loss)	24,813,882	139,857,794	54,897,105		167,113		8,812,748	(267,776)
Change in net unrealized appreciation/depreciation	79,135,070	(28,690,492)	22,733,320		(363,584)		5,328,431	127,419
Change in Net Assets Resulting from Operations	103,556,095	111,141,161	77,197,038		(214,930)		14,244,196	(117,902)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(37,342)	(79,211)	—		—		(66,977)	(3,813)
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	(437,257)	—		—		—	—
Total distributions	(37,342)	(516,468)	—		—		(66,977)	(3,813)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	129,584,203	168,006,406	159,493,972		57,496,576		41,520,468	12,342,408
Cost of shares redeemed	(226,058,023)	(317,639,229)	(149,781,894)		(11,848,495)		(21,422,965)	—
Change in net assets resulting from capital transactions	(96,473,820)	(149,632,823)	9,712,078		45,648,081		20,097,503	12,342,408
Change in net assets	7,044,933	(39,008,130)	86,909,116		45,433,151		34,274,722	12,220,693
NET ASSETS:
Beginning of period	$264,981,990	$303,990,120	$45,433,151		$—		$12,220,693	$—
End of period	$272,026,923	$264,981,990	$132,342,267		$45,433,151		$46,495,415	$12,220,693
Accumulated undistributed net investment income (loss) included in end of period net assets	$(138,882)	$30,251	$(336,267)		$(18,459)		$60,460	$18,642
SHARE TRANSACTIONS:
Beginning of period	8,475,000	16,200,000	1,000,002	(f)	—	(f)	150,001	—
Issued	450,000	3,000,000	1,000,000	(f)	200,002	(f)	150,000	100,001
Issued in-kind	2,625,000	2,325,000	1,500,000	(f)	1,000,000	(f)	200,000	50,000
Redeemed	(225,000)	(5,850,000)	(100,002	)(f)	—	(f)	—	—
Redemption in-kind	(5,850,000)	(7,200,000)	(1,900,000	)(f)	(200,000	)(f)	(200,000)	—
Shares outstanding, end of period	5,475,000	8,475,000	1,500,000	(f)	1,000,002	(f)	300,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(f)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective February 25, 2011.

See accompanying notes to the financial statements.

202 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraPro S&P500®				UltraPro MidCap400				UltraPro Russell2000
	Year Ended May 31, 2011		June 23, 2009* through May 31, 2010		Year Ended May 31, 2011		February 9, 2010* through May 31, 2010		Year Ended May 31, 2011		February 9, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$216,202		$455,942		$(67,560)		$(1,349)		$(135,804)		$(14,360)
Net realized gain (loss)	84,479,287		13,146,033		5,834,478		992,399		14,043,299		788,415
Change in net unrealized appreciation/depreciation	57,435,220		1,648,411		16,900,813		1,542,710		14,930,614		2,160,555
Change in Net Assets Resulting from Operations	142,130,709		15,250,386		22,667,731		2,533,760		28,838,109		2,934,610
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(395,829)		(141,750)		—		(3,262)		—		—
Net realized gains on investments	—		—		—		—		—		—
Tax return of capital	—		—		(16,188)		—		—		—
Total distributions	(395,829)		(141,750)		(16,188)		(3,262)		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	292,883,403		183,852,854		10,148,307		17,287,285		54,302,279		12,727,848
Cost of shares redeemed	(300,887,004)		(61,944,827)		(6,202,161)		—		(25,742,957)		—
Change in net assets resulting from capital transactions	(8,003,601)		121,908,027		3,946,146		17,287,285		28,559,322		12,727,848
Change in net assets	133,731,279		137,016,663		26,597,689		19,817,783		57,397,431		15,662,458
NET ASSETS:
Beginning of period	$137,016,663		$—		$19,817,783		$—		$15,662,458		$—
End of period	$270,747,942		$137,016,663		$46,415,472		$19,817,783		$73,059,889		$15,662,458
Accumulated undistributed net investment income (loss) included in end of period net assets	$(293,363)		$317,199		$(64,345)		$(4,611)		$(115,538)		$(14,360)
SHARE TRANSACTIONS:
Beginning of period	3,000,003	(g)	—	(g)	400,002	(f)	—	(f)	300,002	(f)	—	(f)
Issued	1,850,000	(g)	3,000,003	(g)	150,000	(f)	200,002	(f)	450,000	(f)	300,002	(f)
Issued in-kind	3,350,000	(g)	1,350,000	(g)	—	(f)	200,000	(f)	400,000	(f)	—	(f)
Redeemed	(600,003	)(g)	—	(g)	(2	)(f)	—	(f)	(400,002	)(f)	—	(f)
Redemption in-kind	(4,350,000	)(g)	(1,350,000	)(g)	(100,000	)(f)	—	(f)	—	(f)	—	(f)
Shares outstanding, end of period	3,250,000	(g)	3,000,003	(g)	450,000	(f)	400,002	(f)	750,000	(f)	300,002	(f)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(f)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective February 25, 2011.

(g)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective February 25, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 203

	Ultra Russell1000 Value		Ultra Russell1000 Growth		Ultra Russell MidCap Value
	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$91,708	$177,331	$18,574	$186,545	$(6,233)	$158,984
Net realized gain (loss)	351,433	9,582,848	87,827	13,802,610	(1,523,057)	13,928,418
Change in net unrealized appreciation/depreciation	4,675,855	(2,346,825)	6,747,781	(1,496,386)	5,259,807	(2,150,697)
Change in Net Assets Resulting from Operations	5,118,996	7,413,354	6,854,182	12,492,769	3,730,517	11,936,705
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(94,055)	(221,541)	(24,909)	(215,815)	(19,111)	(182,559)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	(9,046)	—	(9,150)
Total distributions	(94,055)	(221,541)	(24,909)	(224,861)	(19,111)	(191,709)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	1,459,534	—	—	—	4,585,187
Cost of shares redeemed	(3,584,618)	(15,475,121)	(2,873,384)	(27,691,106)	(6,182,578)	(18,034,876)
Change in net assets resulting from capital transactions	(3,584,618)	(14,015,587)	(2,873,384)	(27,691,106)	(6,182,578)	(13,449,689)
Change in net assets	1,440,323	(6,823,774)	3,955,889	(15,423,198)	(2,471,172)	(1,704,693)
NET ASSETS:
Beginning of period	$13,660,121	$20,483,895	$13,648,520	$29,071,718	$12,072,683	$13,777,376
End of period	$15,100,444	$13,660,121	$17,604,409	$13,648,520	$9,601,511	$12,072,683
Accumulated undistributed net investment income (loss) included in end of period net assets	$16,251	$18,598	$29,362	$30,121	$(12,772)	$1,301
SHARE TRANSACTIONS:
Beginning of period	600,000	1,275,000	375,000	1,125,000	450,000	900,000
Issued	—	75,000	—	—	—	150,000
Issued in-kind	—	—	—	—	—	75,000
Redeemed	—	(225,000)	(75,000)	(75,000)	—	—
Redemption in-kind	(150,000)	(525,000)	—	(675,000)	(225,000)	(675,000)
Shares outstanding, end of period	450,000	600,000	300,000	375,000	225,000	450,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

204 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Russell MidCap Growth		Ultra Russell2000 Value		Ultra Russell2000 Growth
	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(49,556)	$(3,258)	$38,918	$105,058	$(123,301)	$(116,485)
Net realized gain (loss)	566,627	10,915,624	(993,013)	12,234,829	2,104,723	17,019,641
Change in net unrealized appreciation/depreciation	6,668,431	(2,087,982)	7,342,920	(739,728)	13,006,637	(2,884,796)
Change in Net Assets Resulting from Operations	7,185,502	8,824,384	6,388,825	11,600,159	14,988,059	14,018,360
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(9,277)	(73,187)	(140,691)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	(12,234)	—	—	—	—
Total distributions	—	(21,511)	(73,187)	(140,691)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	1,857,532	—	—	1,506,201
Cost of shares redeemed	(4,504,874)	(9,420,567)	(10,221,276)	(9,405,142)	—	(18,922,466)
Change in net assets resulting from capital transactions	(4,504,874)	(9,420,567)	(8,363,744)	(9,405,142)	—	(17,416,265)
Change in net assets	2,680,628	(617,694)	(2,048,106)	2,054,326	14,988,059	(3,397,905)
NET ASSETS:
Beginning of period	$14,842,004	$15,459,698	$20,502,173	$18,447,847	$19,784,724	$23,182,629
End of period	$17,522,632	$14,842,004	$18,454,067	$20,502,173	$34,772,783	$19,784,724
Accumulated undistributed net investment income (loss) included in end of period net assets	$(46,063)	$(7,388)	$(23,498)	$(11,839)	$(70,608)	$(41,279)
SHARE TRANSACTIONS:
Beginning of period	450,000	750,000	825,000	1,275,000	600,000	1,125,000
Issued	—	—	75,000	—	—	75,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	(150,000)	(300,000)	(375,000)	(450,000)	—	(600,000)
Shares outstanding, end of period	300,000	450,000	525,000	825,000	600,000	600,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 205

	Ultra Basic Materials		Ultra Nasdaq Biotechnology		Ultra Consumer Goods
	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	April 7, 2010* through May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(860,263)	$2,097,380	$(27,867)	$(5,854)	$140,568	$418,698
Net realized gain (loss)	195,456,325	283,418,343	589,418	(270,732)	8,665,375	8,848,439
Change in net unrealized appreciation/depreciation	4,320,152	(86,528,806)	3,634,629	(1,125,116)	1,548,900	804,498
Change in Net Assets Resulting from Operations	198,916,214	198,986,917	4,196,180	(1,401,702)	10,354,843	10,071,635
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(360,128)	(2,569,372)	(2,984)	—	(171,776)	(404,833)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	(5,799)	—	—	—
Total distributions	(360,128)	(2,569,372)	(8,783)	—	(171,776)	(404,833)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	116,539,152	176,007,220	11,433,249	6,001,380	4,745,572	5,367,025
Cost of shares redeemed	(279,976,523)	(523,865,669)	—	—	(22,661,184)	(4,481,278)
Change in net assets resulting from capital transactions	(163,437,371)	(347,858,449)	11,433,249	6,001,380	(17,915,612)	885,747
Change in net assets	35,118,715	(151,440,904)	15,620,646	4,599,678	(7,732,545)	10,552,549
NET ASSETS:
Beginning of period	$315,087,540	$466,528,444	$4,599,678	$—	$26,470,449	$15,917,900
End of period	$350,206,255	$315,087,540	$20,220,324	$4,599,678	$18,737,904	$26,470,449
Accumulated undistributed net investment income (loss) included in end of period net assets	$(591,998)	$582,547	$(36,705)	$(5,854)	$(10,702)	$48,515
SHARE TRANSACTIONS:
Beginning of period	10,725,000	23,475,000	100,001	—	525,000	450,000
Issued	600,000	4,950,000	50,000	100,001	75,000	150,000
Issued in-kind	2,400,000	2,550,000	100,000	—	—	—
Redeemed	—	(9,375,000)	—	—	—	—
Redemption in-kind	(7,275,000)	(10,875,000)	—	—	(375,000)	(75,000)
Shares outstanding, end of period	6,450,000	10,725,000	250,001	100,001	225,000	525,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

206 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Consumer Services		Ultra Financials			Ultra Health Care
	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010		Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(24,787)	$49,630	$1,212,144	$5,274,678		$366,656	$574,259
Net realized gain (loss)	4,801,342	5,804,099	11,041,528	978,343,323		5,694,714	11,349,884
Change in net unrealized appreciation/depreciation	696,895	1,177,855	205,317,466	(124,828,949)		14,226,439	1,298,327
Change in Net Assets Resulting from Operations	5,473,450	7,031,584	217,571,138	858,789,052		20,287,809	13,222,470
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(15,404)	(42,729)	(857,557)	(7,079,423)		(387,857)	(618,678)
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	(11,646)	—	(4,962,377)		—	(18,231)
Total distributions	(15,404)	(54,375)	(857,557)	(12,041,800)		(387,857)	(636,909)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	6,636,429	88,626,777	182,418,493		26,581,164	3,754,268
Cost of shares redeemed	(12,356,798)	(5,089,288)	(540,047,788)	(2,120,328,109)		(27,423,860)	(32,585,499)
Change in net assets resulting from capital transactions	(12,356,798)	1,547,141	(451,421,011)	(1,937,909,616)		(842,696)	(28,831,231)
Change in net assets	(6,898,752)	8,524,350	(234,707,430)	(1,091,162,364)		19,057,256	(16,245,670)
NET ASSETS:
Beginning of period	$19,963,927	$11,439,577	$1,426,752,757	$2,517,915,121		$32,412,094	$48,657,764
End of period	$13,065,175	$19,963,927	$1,192,045,327	$1,426,752,757		$51,469,350	$32,412,094
Accumulated undistributed net investment income (loss) included in end of period net assets	$(20,102)	$12,011	$155,462	$(937,531)		$42,497	$59,513
SHARE TRANSACTIONS:
Beginning of period	525,000	525,000	24,934,625	61,012,500	(b)	750,000	1,425,000
Issued	—	75,000	—	4,237,500	(b)	—	—
Issued in-kind	—	75,000	1,425,000	75,000	(b)	525,000	75,000
Redeemed	—	—	—	(25,015,375	)(b)	(150,000)	(600,000)
Redemption in-kind	(300,000)	(150,000)	(8,625,000)	(15,375,000	)(b)	(375,000)	(150,000)
Shares outstanding, end of period	225,000	525,000	17,734,625	24,934,625	(b)	750,000	750,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(b)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 15, 2010.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 207

	Ultra Industrials		Ultra Oil & Gas		Ultra Real Estate
	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$223,817	$296,635	$942,050	$2,807,623	$4,158,869	$13,044,017
Net realized gain (loss)	12,941,240	21,742,875	96,315,273	192,715,986	129,800,670	414,776,052
Change in net unrealized appreciation/depreciation	3,960,530	68,610	179,756,498	(143,547,398)	119,784,587	11,476,462
Change in Net Assets Resulting from Operations	17,125,587	22,108,120	277,013,821	51,976,211	253,744,126	439,296,531
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(122,502)	(276,045)	(2,258,357)	(2,957,115)	(4,769,028)	(9,973,668)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	(740,383)	—	—
Total distributions	(122,502)	(276,045)	(2,258,357)	(3,697,498)	(4,769,028)	(9,973,668)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	27,499,106	2,994,668	261,649,258	490,089,066	114,299,470	746,817,941
Cost of shares redeemed	(26,543,915)	(19,998,215)	(527,149,751)	(982,669,452)	(392,339,224)	(1,036,443,111)
Change in net assets resulting from capital transactions	955,191	(17,003,547)	(265,500,493)	(492,580,386)	(278,039,754)	(289,625,170)
Change in net assets	17,958,276	4,828,528	9,254,971	(444,301,673)	(29,064,656)	139,697,693
NET ASSETS:
Beginning of period	$35,056,260	$30,227,732	$374,244,559	$818,546,232	$591,137,097	$451,439,404
End of period	$53,014,536	$35,056,260	$383,499,530	$374,244,559	$562,072,441	$591,137,097
Accumulated undistributed net investment income (loss) included in end of period net assets	$11,728	$85,365	$355,746	$1,479,291	$1,813,673	$5,596,325
SHARE TRANSACTIONS:
Beginning of period	1,050,000	1,500,000	13,050,000	27,375,000	14,804,372	23,550,000	(c)
Issued	75,000	150,000	900,000	7,950,000	525,000	24,105,000	(c)
Issued in-kind	525,000	—	6,675,000	8,550,000	1,875,000	6,180,000	(c)
Redeemed	—	—	(375,000)	(24,150,000)	(150,000)	(18,720,628	)(c)
Redemption in-kind	(675,000)	(600,000)	(13,575,000)	(6,675,000)	(8,250,000)	(20,310,000	)(c)
Shares outstanding, end of period	975,000	1,050,000	6,675,000	13,050,000	8,804,372	14,804,372	(c)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

See accompanying notes to the financial statements.

208 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra KBW Regional Banking		Ultra Semiconductors		Ultra Technology
	Year Ended May 31, 2011	April 20, 2010* through May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$27,855	$(305)	$(91,943)	$378,206	$(412,417)	$(322,361)
Net realized gain (loss)	(597,061)	(1,686,880)	21,132,332	52,339,886	28,434,164	75,400,622
Change in net unrealized appreciation/depreciation	689,504	(553,304)	6,003,117	2,397,348	22,598,168	(4,500,442)
Change in Net Assets Resulting from Operations	120,298	(2,240,489)	27,043,506	55,115,440	50,619,915	70,577,819
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(28,827)	—	(121,010)	(589,796)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	(4,598)	—	—	(67,408)	—	(41,237)
Total distributions	(33,425)	—	(121,010)	(657,204)	—	(41,237)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	12,258,981	24,832,287	22,686,663	17,880,111	51,050,686	13,494,312
Cost of shares redeemed	(14,703,264)	(15,522,199)	(71,918,650)	(101,275,252)	(95,563,039)	(90,952,905)
Change in net assets resulting from capital transactions	(2,444,283)	9,310,088	(49,231,987)	(83,395,141)	(44,512,353)	(77,458,593)
Change in net assets	(2,357,410)	7,069,599	(22,309,491)	(28,936,905)	6,107,562	(6,922,011)
NET ASSETS:
Beginning of period	$7,069,599	$—	$76,548,404	$105,485,309	$121,516,432	$128,438,443
End of period	$4,712,189	$7,069,599	$54,238,913	$76,548,404	$127,623,994	$121,516,432
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,277)	$(305)	$(37,254)	$65,775	$(183,454)	$(84,869)
SHARE TRANSACTIONS:
Beginning of period	150,001	—	2,400,000	5,550,000	2,550,000	4,350,000
Issued	50,000	100,001	225,000	150,000	75,000	225,000
Issued in-kind	250,000	350,000	525,000	450,000	825,000	75,000
Redeemed	—	—	—	(2,625,000)	(75,000)	(1,125,000)
Redemption in-kind	(350,000)	(300,000)	(1,950,000)	(1,125,000)	(1,500,000)	(975,000)
Shares outstanding, end of period	100,001	150,001	1,200,000	2,400,000	1,875,000	2,550,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 209

	Ultra Telecommunications		Ultra Utilities		Ultra MSCI EAFE
	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	June 2, 2009* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$43,091	$348,364	$500,741	$719,986	$(77,941)	$19,728
Net realized gain (loss)	1,035,187	5,006,978	1,406,914	4,644,046	2,257,789	(460,845)
Change in net unrealized appreciation/depreciation	2,951,621	(1,810,761)	6,080,708	(9,788)	2,650,871	(225,354)
Change in Net Assets Resulting from Operations	4,029,899	3,544,581	7,988,363	5,354,244	4,830,719	(666,471)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(88,854)	(354,673)	(547,603)	(769,314)	(2,966)	(16,940)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(88,854)	(354,673)	(547,603)	(769,314)	(2,966)	(16,940)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,856,474	2,868,080	—	14,431,780	2,959,607	13,844,990
Cost of shares redeemed	(5,383,577)	(9,237,548)	(12,910,179)	(23,859,871)	(4,113,248)	(7,362,121)
Change in net assets resulting from capital transactions	(2,527,103)	(6,369,468)	(12,910,179)	(9,428,091)	(1,153,641)	6,482,869
Change in net assets	1,413,942	(3,179,560)	(5,469,419)	(4,843,161)	3,674,112	5,799,458
NET ASSETS:
Beginning of period	$8,467,062	$11,646,622	$20,337,416	$25,180,577	$5,799,458	$—
End of period	$9,881,004	$8,467,062	$14,867,997	$20,337,416	$9,473,570	$5,799,458
Accumulated undistributed net investment income (loss) included in end of period net assets	$32,091	$57,727	$65,522	$112,384	$(47,404)	$24,673
SHARE TRANSACTIONS:
Beginning of period	225,000	375,000	600,000	900,000	100,001	—
Issued	—	—	—	—	50,000	150,001
Issued in-kind	75,000	75,000	—	375,000	—	50,000
Redeemed	—	—	(300,000)	(225,000)	(50,000)	—
Redemption in-kind	(150,000)	(225,000)	—	(450,000)	—	(100,000)
Shares outstanding, end of period	150,000	225,000	300,000	600,000	100,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

210 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra MSCI Emerging Markets		Ultra MSCI Europe		Ultra MSCI Pacific ex-Japan
	Year Ended May 31, 2011	June 2, 2009* through May 31, 2010	Year Ended May 31, 2011	April 27, 2010* through May 31, 2010	Year Ended May 31, 2011	April 27, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(150,676)	$25,421	$(30,483)	$(1,998)	$(29,048)	$(1,842)
Net realized gain (loss)	7,479,994	2,266,882	809,488	(269,512)	(64,729)	(230,317)
Change in net unrealized appreciation/depreciation	7,417,356	(852,724)	1,461,103	(349,691)	1,883,695	(559,391)
Change in Net Assets Resulting from Operations	14,746,674	1,439,579	2,240,108	(621,201)	1,789,918	(791,550)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(54,008)	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(54,008)	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	20,317,405	53,053,170	—	4,058,554	—	3,000,690
Cost of shares redeemed	(30,933,596)	(25,284,728)	(1,440,199)	—	—	—
Change in net assets resulting from capital transactions	(10,616,191)	27,768,442	(1,440,199)	4,058,554	—	3,000,690
Change in net assets	4,076,475	29,208,021	799,909	3,437,353	1,789,918	2,209,140
NET ASSETS:
Beginning of period	$29,208,021	$—	$3,437,353	$—	$2,209,140	$—
End of period	$33,284,496	$29,208,021	$4,237,262	$3,437,353	$3,999,058	$2,209,140
Accumulated undistributed net investment income (loss) included in end of period net assets	$(152,090)	$40,704	$(19,128)	$(1,998)	$(19,506)	$(1,842)
SHARE TRANSACTIONS:
Beginning of period	400,001	—	150,001	—	100,001	—
Issued	200,000	600,001	—	150,001	—	100,001
Issued in-kind	—	100,000	—	—	—	—
Redeemed	—	—	(50,000)	—	—	—
Redemption in-kind	(300,000)	(300,000)	—	—	—	—
Shares outstanding, end of period	300,001	400,001	100,001	150,001	100,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 211

	Ultra MSCI Brazil		Ultra FTSE China 25		Ultra MSCI Japan
	Year Ended May 31, 2011	April 27, 2010* through May 31, 2010	Year Ended May 31, 2011	June 2, 2009* through May 31, 2010	Year Ended May 31, 2011	June 2, 2009* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(91,623)	$(2,050)	$(384,970)	$(269,790)	$(164,902)	$(81,620)
Net realized gain (loss)	(266,037)	(122,046)	4,333,609	(3,722,823)	(1,465,987)	284,310
Change in net unrealized appreciation/depreciation	2,108,511	(144,524)	9,182,601	420,489	5,410,792	(215,858)
Change in Net Assets Resulting from Operations	1,750,851	(268,620)	13,131,240	(3,572,124)	3,779,903	(13,168)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	14,858,792	4,076,372	43,068,242	73,519,742	55,728,434	8,892,765
Cost of shares redeemed	(3,557,488)	—	(57,281,538)	(24,670,960)	(24,708,871)	—
Change in net assets resulting from capital transactions	11,301,304	4,076,372	(14,213,296)	48,848,782	31,019,563	8,892,765
Change in net assets	13,052,155	3,807,752	(1,082,056)	45,276,658	34,799,466	8,879,597
NET ASSETS:
Beginning of period	$3,807,752	$—	$45,276,658	$—	$8,879,597	$—
End of period	$16,859,907	$3,807,752	$44,194,602	$45,276,658	$43,679,063	$8,879,597
Accumulated undistributed net investment income (loss) included in end of period net assets	$(70,735)	$(2,050)	$(250,928)	$(208,752)	$(133,245)	$(50,318)
SHARE TRANSACTIONS:
Beginning of period	150,001	—	750,001	—	150,001	—
Issued	450,000	150,001	600,000	1,100,001	850,000	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(100,000)	—	(800,000)	(350,000)	(350,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	500,001	150,001	550,001	750,001	650,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

212 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra MSCI Mexico Investable Market		Ultra 7-10 Year Treasury		Ultra 20+ Year Treasury
	Year Ended May 31, 2011	April 27, 2010* through May 31, 2010	Year Ended May 31, 2011	January 19, 2010* through May 31, 2010	Year Ended May 31, 2011	January 19, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(19,068)	$(2,005)	$(30,899)	$824	$176,248	$33,354
Net realized gain (loss)	143,810	(34,036)	3,342,150	264,205	(761,338)	305,207
Change in net unrealized appreciation/depreciation	896,685	(299,908)	(458,109)	986,130	1,508,054	800,065
Change in Net Assets Resulting from Operations	1,021,427	(335,949)	2,853,142	1,251,159	922,964	1,138,626
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(533)	—	(118,290)	(13,860)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(533)	—	(118,290)	(13,860)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	3,000,690	46,561,728	21,221,770	60,950,342	61,307,703
Cost of shares redeemed	(1,610,961)	—	(47,860,001)	(10,966,757)	(44,193,347)	(54,357,084)
Change in net assets resulting from capital transactions	(1,610,961)	3,000,690	(1,298,273)	10,255,013	16,756,995	6,950,619
Change in net assets	(589,534)	2,664,741	1,554,336	11,506,172	17,561,669	8,075,385
NET ASSETS:
Beginning of period	$2,664,741	$—	$11,506,172	$—	$8,075,385	$—
End of period	$2,075,207	$2,664,741	$13,060,508	$11,506,172	$25,637,054	$8,075,385
Accumulated undistributed net investment income (loss) included in end of period net assets	$(10,387)	$(2,005)	$(7,815)	$824	$77,452	$19,494
SHARE TRANSACTIONS:
Beginning of period	100,001	—	150,001	—	100,001	—
Issued	—	100,001	550,000	300,001	700,000	850,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	—	(550,000)	(150,000)	(500,000)	(750,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	50,001	100,001	150,001	150,001	300,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 213

	Ultra High Yield	Ultra Investment Grade Corporate	Short QQQ®		Short Dow30SM
	April 13, 2011* through May 31, 2011	April 13, 2011* through May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(4,961)	$(5,107)	$(1,958,393)	$(1,593,207)	$(2,245,480)	$(2,230,185)
Net realized gain (loss)	—	—	(46,454,267)	(77,657,441)	(44,270,069)	(90,817,928)
Change in net unrealized appreciation/depreciation	74,276	239,973	(26,352,571)	16,780,492	(31,665,613)	24,920,505
Change in Net Assets Resulting from Operations	69,315	234,866	(74,765,231)	(62,470,156)	(78,181,162)	(68,127,608)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,000,920	4,000,920	361,386,787	224,978,017	265,528,175	193,849,947
Cost of shares redeemed	—	—	(289,623,436)	(99,637,663)	(235,050,228)	(81,210,189)
Change in net assets resulting from capital transactions	4,000,920	4,000,920	71,763,351	125,340,354	30,477,947	112,639,758
Change in net assets	4,070,235	4,235,786	(3,001,880)	62,870,198	(47,703,215)	44,512,150
NET ASSETS:
Beginning of period	$—	$—	$237,550,034	$174,679,836	$278,993,814	$234,481,664
End of period	$4,070,235	$4,235,786	$234,548,154	$237,550,034	$231,290,599	$278,993,814
Accumulated undistributed net investment income (loss) included in end of period net assets	$(4,961)	$(5,107)	$(1,164,067)	$(957,503)	$(1,221,713)	$(1,324,953)
SHARE TRANSACTIONS:
Beginning of period	—	—	5,550,000	3,000,000	5,325,000	3,525,000
Issued	100,001	100,001	10,275,000	4,725,000	5,775,000	3,300,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	(8,475,000)	(2,175,000)	(5,325,000)	(1,500,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	100,001	100,001	7,350,000	5,550,000	5,775,000	5,325,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

214 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short S&P500®		Short MidCap400		Short SmallCap600
	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(14,522,940)	$(12,857,749)	$(262,086)	$(342,214)	$(324,514)	$(310,772)
Net realized gain (loss)	(435,124,802)	(425,231,267)	(4,250,773)	(21,220,900)	(8,160,726)	(16,010,776)
Change in net unrealized appreciation/depreciation	(110,438,412)	27,288,026	(5,879,364)	3,990,697	(3,724,138)	500,998
Change in Net Assets Resulting from Operations	(560,086,154)	(410,800,990)	(10,392,223)	(17,572,417)	(12,209,378)	(15,820,550)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,900,069,073	2,118,181,327	2,278,812	69,716,442	46,990,081	38,038,581
Cost of shares redeemed	(1,618,574,761)	(1,210,142,684)	(7,472,438)	(42,762,466)	(9,093,624)	(18,723,494)
Change in net assets resulting from capital transactions	281,494,312	908,038,643	(5,193,626)	26,953,976	37,896,457	19,315,087
Change in net assets	(278,591,842)	497,237,653	(15,585,849)	9,381,559	25,687,079	3,494,537
NET ASSETS:
Beginning of period	$1,779,732,405	$1,282,494,752	$40,007,380	$30,625,821	$26,655,117	$23,160,580
End of period	$1,501,140,563	$1,779,732,405	$24,421,531	$40,007,380	$52,342,196	$26,655,117
Accumulated undistributed net investment income (loss) included in end of period net assets	$(7,412,511)	$(7,688,564)	$(146,926)	$(206,939)	$(217,778)	$(165,092)
SHARE TRANSACTIONS:
Beginning of period	33,976,429	19,426,429	975,000	525,000	750,000	450,000
Issued	38,550,000	36,150,000	75,000	1,350,000	1,575,000	750,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(35,325,000)	(21,600,000)	(225,000)	(900,000)	(300,000)	(450,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	37,201,429	33,976,429	825,000	975,000	2,025,000	750,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 215

	Short Russell2000		UltraShort QQQ®				UltraShort Dow30SM
	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011		Year Ended May 31, 2010		Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,611,542)	$(1,445,870)	$(6,493,700)		$(8,189,670)		$(3,609,223)	$(4,965,913)
Net realized gain (loss)	(79,913,007)	(74,538,659)	(375,711,191)		(765,563,761)		(168,919,854)	(377,101,363)
Change in net unrealized appreciation/depreciation	(35,192,550)	13,198,965	(103,442,001)		150,659,763		(66,852,469)	73,018,189
Change in Net Assets Resulting from Operations	(117,717,099)	(62,785,564)	(485,646,892)		(623,093,668)		(239,381,546)	(309,049,087)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	—	—	—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	447,618,491	365,119,816	730,959,586		1,182,274,724		212,432,863	541,757,540
Cost of shares redeemed	(191,416,975)	(121,041,365)	(439,429,528)		(627,845,984)		(166,853,831)	(338,830,646)
Change in net assets resulting from capital transactions	256,201,516	244,078,451	291,530,058		554,428,740		45,579,032	202,926,894
Change in net assets	138,484,417	181,292,887	(194,116,834)		(68,664,928)		(193,802,514)	(106,122,193)
NET ASSETS:
Beginning of period	$259,781,606	$78,488,719	$887,756,764		$956,421,692		$533,081,198	$639,203,391
End of period	$398,266,023	$259,781,606	$693,639,930		$887,756,764		$339,278,684	$533,081,198
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,449,968)	$(1,054,853)	$(3,517,336)		$(4,483,336)		$(1,841,564)	$(2,713,677)
SHARE TRANSACTIONS:
Beginning of period	6,450,000	1,350,000	9,855,000	(e)	5,565,000	(e)	18,225,000	13,275,000
Issued	12,750,000	7,875,000	11,490,000	(e)	9,945,000	(e)	9,450,000	15,975,000
Issued in-kind	—	—	—	(e)	—	(e)	—	—
Redeemed	(5,475,000)	(2,775,000)	(7,187,229	)(e)	(5,655,000	)(e)	(7,575,000)	(11,025,000)
Redemption in-kind	—	—	—	(e)	—	(e)	—	—
Shares outstanding, end of period	13,725,000	6,450,000	14,157,771	(e)	9,855,000	(e)	20,100,000	18,225,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

216 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort S&P500®		UltraShort Russell3000		UltraShort MidCap400
	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	June 30, 2009* through May 31, 2010	Year Ended May 31, 2011		Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(21,002,351)	$(27,564,652)	$(16,533)	$(27,748)	$(260,472)		$(418,191)
Net realized gain (loss)	(1,372,708,208)	(1,962,402,378)	(826,349)	(2,090,932)	(18,724,780)		(45,456,852)
Change in net unrealized appreciation/depreciation	(105,762,943)	142,659,384	(262,610)	(82,431)	(1,434,779)		5,547,344
Change in Net Assets Resulting from Operations	(1,499,473,502)	(1,847,307,646)	(1,105,492)	(2,201,111)	(20,420,031)		(40,327,699)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—		—
Net realized gains on investments	—	—	—	—	—		—
Tax return of capital	—	—	—	—	—		—
Total distributions	—	—	—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,661,818,167	3,433,730,985	1,467,544	5,893,225	23,172,357		33,563,078
Cost of shares redeemed	(1,639,092,710)	(1,947,600,841)	(1,393,826)	(1,307,594)	(16,967,396)		(11,554,425)
Change in net assets resulting from capital transactions	22,725,457	1,486,130,144	73,718	4,585,631	6,204,961		22,008,653
Change in net assets	(1,476,748,045)	(361,177,502)	(1,031,774)	2,384,520	(14,215,070)		(18,319,046)
NET ASSETS:
Beginning of period	$3,511,675,249	$3,872,852,751	$2,384,520	$—	$43,140,929		$61,459,975
End of period	$2,034,927,204	$3,511,675,249	$1,352,746	$2,384,520	$28,925,859		$43,140,929
Accumulated undistributed net investment income (loss) included in end of period net assets	$(10,278,084)	$(15,167,726)	$(9,147)	$(14,818)	$(136,817)		$(227,799)
SHARE TRANSACTIONS:
Beginning of period	102,075,000	69,000,000	100,001	—	581,250	(d)	393,750	(d)
Issued	59,775,000	84,675,000	100,000	150,001	506,250	(d)	300,000	(d)
Issued in-kind	—	—	—	—	—	(d)	—	(d)
Redeemed	(60,525,000)	(51,600,000)	(100,000)	(50,000)	(318,887	)(d)	(112,500	)(d)
Redemption in-kind	—	—	—	—	—	(d)	—	(d)
Shares outstanding, end of period	101,325,000	102,075,000	100,001	100,001	768,613	(d)	581,250	(d)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 217

	UltraShort SmallCap600				UltraShort Russell2000				UltraPro Short QQQ®
	Year Ended May 31, 2011		Year Ended May 31, 2010		Year Ended May 31, 2011		Year Ended May 31, 2010		Year Ended May 31, 2011	February 9, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(150,493)		$(206,482)		$(3,625,744)		$(3,975,778)		$(469,296)	$(33,321)
Net realized gain (loss)	(8,956,874)		(24,949,587)		(250,390,091)		(446,907,258)		(26,676,631)	(664,726)
Change in net unrealized appreciation/depreciation	(4,365,660)		4,770,482		(59,555,369)		77,811,316		(30,235,771)	(59,610)
Change in Net Assets Resulting from Operations	(13,473,027)		(20,385,587)		(313,571,204)		(373,071,720)		(57,381,698)	(757,657)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—		—		—	—
Net realized gains on investments	—		—		—		—		—	—
Tax return of capital	—		—		—		—		—	—
Total distributions	—		—		—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	19,111,568		14,924,585		571,591,296		665,926,177		151,058,846	28,575,525
Cost of shares redeemed	(4,528,505)		—		(281,109,572)		(402,069,456)		(32,001,710)	—
Change in net assets resulting from capital transactions	14,583,063		14,924,585		290,481,724		263,856,721		119,057,136	28,575,525
Change in net assets	1,110,036		(5,461,002)		(23,089,480)		(109,214,999)		61,675,438	27,817,868
NET ASSETS:
Beginning of period	$19,264,065		$24,725,067		$469,252,098		$578,467,097		$27,817,868	$—
End of period	$20,374,101		$19,264,065		$446,162,618		$469,252,098		$89,493,306	$27,817,868
Accumulated undistributed net investment income (loss) included in end of period net assets	$(74,403)		$(110,125)		$(1,907,009)		$(2,338,355)		$(317,969)	$(33,321)
SHARE TRANSACTIONS:
Beginning of period	225,000	(d)	131,250	(d)	5,756,250	(d)	3,225,000	(d)	450,001	—
Issued	318,750	(d)	93,750	(d)	10,293,750	(d)	6,543,750	(d)	4,150,000	450,001
Issued in-kind	—	(d)	—	(d)	—	(d)	—	(d)	—	—
Redeemed	(75,076	)(d)	—	(d)	(5,008,482	)(d)	(4,012,500	)(d)	(850,000)	—
Redemption in-kind	—	(d)	—	(d)	—	(d)	—	(d)	—	—
Shares outstanding, end of period	468,674	(d)	225,000	(d)	11,041,518	(d)	5,756,250	(d)	3,750,001	450,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

218 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraPro Short Dow30SM		UltraPro Short S&P500®		UltraPro Short MidCap400
	Year Ended May 31, 2011	February 9, 2010* through May 31, 2010	Year Ended May 31, 2011	June 23, 2009* through May 31, 2010	Year Ended May 31, 2011	February 9, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(235,577)	$(22,405)	$(2,697,601)	$(1,240,327)	$(35,101)	$(14,395)
Net realized gain (loss)	(18,474,325)	(1,269,304)	(217,517,431)	(55,299,643)	(3,010,548)	(2,704,450)
Change in net unrealized appreciation/depreciation	(6,690,764)	673,169	(62,034,925)	(12,788,257)	(1,439,868)	271,088
Change in Net Assets Resulting from Operations	(25,400,666)	(618,540)	(282,249,957)	(69,328,227)	(4,485,517)	(2,447,757)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	55,698,455	11,396,720	551,368,690	406,656,411	8,475,782	8,000,080
Cost of shares redeemed	(7,200,226)	—	(209,548,605)	(87,954,957)	—	—
Change in net assets resulting from capital transactions	48,498,229	11,396,720	341,820,085	318,701,454	8,475,782	8,000,080
Change in net assets	23,097,563	10,778,180	59,570,128	249,373,227	3,990,265	5,552,323
NET ASSETS:
Beginning of period	$10,778,180	$—	$249,373,227	$—	$5,552,323	$—
End of period	$33,875,743	$10,778,180	$308,943,355	$249,373,227	$9,542,588	$5,552,323
Accumulated undistributed net investment income (loss) included in end of period net assets	$(148,749)	$(22,405)	$(1,526,217)	$(942,036)	$(18,645)	$(14,395)
SHARE TRANSACTIONS:
Beginning of period	150,001	—	7,200,001	—	100,001	—
Issued	1,100,000	150,001	22,350,000	9,700,001	400,000	100,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(150,000)	—	(8,900,000)	(2,500,000)	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,100,001	150,001	20,650,001	7,200,001	500,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 219

	UltraPro Short Russell2000		UltraShort Russell1000 Value		UltraShort Russell1000 Growth
	Year Ended May 31, 2011	February 9, 2010* through May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(273,337)	$(22,245)	$(39,965)	$(89,477)	$(55,567)	$(96,186)
Net realized gain (loss)	(26,417,696)	(2,494,998)	(1,209,879)	(9,305,486)	(1,939,711)	(9,873,714)
Change in net unrealized appreciation/depreciation	(11,600,060)	(652,641)	(1,070,835)	3,577,506	(2,012,396)	4,039,170
Change in Net Assets Resulting from Operations	(38,291,093)	(3,169,884)	(2,320,679)	(5,817,457)	(4,007,674)	(5,930,730)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	89,620,713	18,246,791	—	4,020,319	—	3,494,948
Cost of shares redeemed	(11,709,978)	—	(6,461,934)	—	(2,191,584)	(4,267,535)
Change in net assets resulting from capital transactions	77,910,735	18,246,791	(6,461,934)	4,020,319	(2,191,584)	(772,587)
Change in net assets	39,619,642	15,076,907	(8,782,613)	(1,797,138)	(6,199,258)	(6,703,317)
NET ASSETS:
Beginning of period	$15,076,907	$—	$10,939,331	$12,736,469	$10,547,881	$17,251,198
End of period	$54,696,549	$15,076,907	$2,156,718	$10,939,331	$4,348,623	$10,547,881
Accumulated undistributed net investment income (loss) included in end of period net assets	$(181,010)	$(22,245)	$(12,404)	$(52,962)	$(24,379)	$(51,494)
SHARE TRANSACTIONS:
Beginning of period	300,001	—	225,000	150,000	300,000	300,000
Issued	3,550,000	300,001	—	75,000	—	75,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(500,000)	—	(150,000)	—	(75,000)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	3,350,001	300,001	75,000	225,000	225,000	300,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

220 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Russell MidCap Value			UltraShort Russell MidCap Growth				UltraShort Russell2000 Value
	Year Ended May 31, 2011		Year Ended May 31, 2010	Year Ended May 31, 2011		Year Ended May 31, 2010		Year Ended May 31, 2011		Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(29,599)		$(35,318)	$(38,707)		$(59,744)		$(78,030)		$(98,489)
Net realized gain (loss)	(1,906,578)		(5,208,426)	(3,150,427)		(6,871,993)		(4,306,860)		(13,196,971)
Change in net unrealized appreciation/depreciation	(545,190)		879,581	(679,485)		1,740,870		(1,185,105)		2,878,061
Change in Net Assets Resulting from Operations	(2,481,367)		(4,364,163)	(3,868,619)		(5,190,867)		(5,569,995)		(10,417,399)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—	—		—		—		—
Net realized gains on investments	—		(340,001)	—		—		—		—
Tax return of capital	—		—	—		—		—		—
Total distributions	—		(340,001)	—		—		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,261,877		3,940,411	5,719,672		5,169,082		6,353,444		5,713,065
Cost of shares redeemed	(4,325,487)		—	(4,542,308)		(1,592,581)		(2,549,690)		(2,202,379)
Change in net assets resulting from capital transactions	936,390		3,940,411	1,177,364		3,576,501		3,803,754		3,510,686
Change in net assets	(1,544,977)		(763,753)	(2,691,255)		(1,614,366)		(1,766,241)		(6,906,713)
NET ASSETS:
Beginning of period	$3,322,333		$4,086,086	$5,194,627		$6,808,993		$7,861,747		$14,768,460
End of period	$1,777,356		$3,322,333	$2,503,372		$5,194,627		$6,095,506		$7,861,747
Accumulated undistributed net investment income (loss) included in end of period net assets	$(10,285)		$(18,383)	$(14,814)		$(34,821)		$(35,335)		$(50,380)
SHARE TRANSACTIONS:
Beginning of period	37,500	(d)	18,750 (d)	56,250	(d)	37,500	(d)	93,750	(d)	75,000	(d)
Issued	56,250	(d)	18,750 (d)	56,250	(d)	37,500	(d)	75,000	(d)	37,500	(d)
Issued in-kind	—	(d)	— (d)	—	(d)	—	(d)	—	(d)	—	(d)
Redeemed	(56,287	)(d)	— (d)	(56,282	)(d)	(18,750	)(d)	(37,554	)(d)	(18,750	)(d)
Redemption in-kind	—	(d)	— (d)	—	(d)	—	(d)	—	(d)	—	(d)
Shares outstanding, end of period	37,463	(d)	37,500 (d)	56,218	(d)	56,250	(d)	131,196	(d)	93,750	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 221

	UltraShort Russell2000 Growth				Short Basic Materials		Short Financials
	Year Ended May 31, 2011		Year Ended May 31, 2010		Year Ended May 31, 2011	March 16, 2010* through May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(100,366)		$(106,849)		$(35,922)	$(8,645)	$(900,815)	$(973,891)
Net realized gain (loss)	(6,540,639)		(11,762,983)		(1,317,838)	299,525	(16,252,677)	(59,289,005)
Change in net unrealized appreciation/depreciation	(3,354,507)		2,332,325		(538,334)	51,629	(2,293,665)	22,178,168
Change in Net Assets Resulting from Operations	(9,995,512)		(9,537,507)		(1,892,094)	342,509	(19,447,157)	(38,084,728)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		(1,300,001)		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		(1,300,001)		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	15,637,036		11,930,679		1,857,236	5,000,600	43,658,575	68,516,279
Cost of shares redeemed	(8,127,472)		—		—	—	(34,466,745)	(84,019,491)
Change in net assets resulting from capital transactions	7,509,564		11,930,679		1,857,236	5,000,600	9,191,830	(15,503,212)
Change in net assets	(2,485,948)		1,093,171		(34,858)	5,343,109	(10,255,327)	(53,587,940)
NET ASSETS:
Beginning of period	$12,525,193		$11,432,022		$5,343,109	$—	$103,782,833	$157,370,773
End of period	$10,039,245		$12,525,193		$5,308,251	$5,343,109	$93,527,506	$103,782,833
Accumulated undistributed net investment income (loss) included in end of period net assets	$(49,671)		$(65,825)		$(19,207)	$(8,645)	$(488,619)	$(528,797)
SHARE TRANSACTIONS:
Beginning of period	150,000	(e)	60,000	(e)	100,001	—	2,475,001	2,775,001
Issued	240,000	(e)	90,000	(e)	50,000	100,001	1,050,000	1,425,000
Issued in-kind	—	(e)	—	(e)	—	—	—	—
Redeemed	(120,022	)(e)	—	(e)	—	—	(900,000)	(1,725,000)
Redemption in-kind	—	(e)	—	(e)	—	—	—	—
Shares outstanding, end of period	269,978	(e)	150,000	(e)	150,001	100,001	2,625,001	2,475,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

222 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Oil & Gas		Short Real Estate		Short KBW Regional Banking
	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	March 16, 2010* through May 31, 2010	Year Ended May 31, 2011	April 20, 2010* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(94,764)	$(110,189)	$(160,567)	$(8,181)	$(209,974)	$(8,843)
Net realized gain (loss)	(5,280,178)	(2,539,339)	(7,311,566)	(44,865)	(3,834,319)	1,050,468
Change in net unrealized appreciation/depreciation	(396,357)	574,872	(374,755)	(133,250)	(1,372,289)	(6,396)
Change in Net Assets Resulting from Operations	(5,771,299)	(2,074,656)	(7,846,888)	(186,296)	(5,416,582)	1,035,229
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	10,351,773	13,602,259	35,223,404	5,000,600	34,870,343	18,630,101
Cost of shares redeemed	(6,270,660)	(3,798,787)	(21,751,505)	—	(25,938,023)	—
Change in net assets resulting from capital transactions	4,081,113	9,803,472	13,471,899	5,000,600	8,932,320	18,630,101
Change in net assets	(1,690,186)	7,728,816	5,625,011	4,814,304	3,515,738	19,665,330
NET ASSETS:
Beginning of period	$12,164,246	$4,435,430	$4,814,304	$—	$19,665,330	$—
End of period	$10,474,060	$12,164,246	$10,439,315	$4,814,304	$23,181,068	$19,665,330
Accumulated undistributed net investment income (loss) included in end of period net assets	$(50,095)	$(63,559)	$(89,257)	$(8,181)	$(129,302)	$(8,843)
SHARE TRANSACTIONS:
Beginning of period	225,001	75,001	100,001	—	300,001	—
Issued	225,000	225,000	750,000	100,001	500,000	300,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(150,000)	(75,000)	(550,000)	—	(400,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	300,001	225,001	300,001	100,001	400,001	300,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 223

	UltraShort Basic Materials			UltraShort Nasdaq Biotechnology		UltraShort Consumer Goods
	Year Ended May 31, 2011	Year Ended May 31, 2010		Year Ended May 31, 2011	April 7, 2010* through May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(778,814)	$(1,055,285)		$(34,802)	$(7,944)	$(85,356)	$(168,507)
Net realized gain (loss)	(95,808,886)	(129,386,725)		(1,863,558)	1,089,371	(5,005,860)	(15,969,979)
Change in net unrealized appreciation/depreciation	7,486,294	17,749,424		(945,284)	375,938	(1,464,436)	4,491,100
Change in Net Assets Resulting from Operations	(89,101,406)	(112,692,586)		(2,843,644)	1,457,365	(6,555,652)	(11,647,386)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—	—	—
Net realized gains on investments	—	—		—	—	—	—
Tax return of capital	—	—		—	—	—	—
Total distributions	—	—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	115,052,585	236,248,054		—	6,001,381	3,191,605	9,836,442
Cost of shares redeemed	(61,508,152)	(54,455,146)		(2,815,278)	—	(5,108,191)	(2,678,313)
Change in net assets resulting from capital transactions	53,544,433	181,792,908		(2,815,278)	6,001,381	(1,916,586)	7,158,129
Change in net assets	(35,556,973)	69,100,322		(5,658,922)	7,458,746	(8,472,238)	(4,489,257)
NET ASSETS:
Beginning of period	$131,792,460	$62,692,138		$7,458,746	$—	$15,184,282	$19,673,539
End of period	$96,235,487	$131,792,460		$1,799,824	$7,458,746	$6,712,044	$15,184,282
Accumulated undistributed net investment income (loss) included in end of period net assets	$(390,438)	$(620,959)		$(11,916)	$(7,944)	$(41,445)	$(87,714)
SHARE TRANSACTIONS:
Beginning of period	3,314,819	705,000	(c)	100,001	—	375,000	300,000
Issued	5,325,000	3,735,000	(c)	—	100,001	75,000	150,000
Issued in-kind	—	—	(c)	—	—	—	—
Redeemed	(2,850,000)	(1,125,181	)(c)	(50,000)	—	(150,000)	(75,000)
Redemption in-kind	—	—	(c)	—	—	—	—
Shares outstanding, end of period	5,789,819	3,314,819	(c)	50,001	100,001	300,000	375,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

See accompanying notes to the financial statements.

224 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Consumer Services		UltraShort Financials				UltraShort Health Care
	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011		Year Ended May 31, 2010		Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(220,462)	$(446,138)	$(3,773,736)		$(6,977,782)		$(38,074)	$(59,059)
Net realized gain (loss)	(11,589,455)	(60,391,341)	(190,283,988)		(1,030,196,210)		(1,988,133)	(5,201,630)
Change in net unrealized appreciation/depreciation	(4,605,092)	14,013,542	22,708,479		469,165,367		(438,146)	1,775,300
Change in Net Assets Resulting from Operations	(16,415,009)	(46,823,937)	(171,349,245)		(568,008,625)		(2,464,353)	(3,485,389)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	—	—	—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	14,687,300	43,537,272	83,197,491		1,014,472,497		—	—
Cost of shares redeemed	(17,544,840)	(36,531,671)	(202,644,479)		(1,051,974,626)		—	(3,147,057)
Change in net assets resulting from capital transactions	(2,857,540)	7,005,601	(119,446,988)		(37,502,129)		—	(3,147,057)
Change in net assets	(19,272,549)	(39,818,336)	(290,796,233)		(605,510,754)		(2,464,353)	(6,632,446)
NET ASSETS:
Beginning of period	$32,595,146	$72,413,482	$598,762,518		$1,204,273,272		$5,703,116	$12,335,562
End of period	$13,322,597	$32,595,146	$307,966,285		$598,762,518		$3,238,763	$5,703,116
Accumulated undistributed net investment income (loss) included in end of period net assets	$(96,819)	$(189,153)	$(1,816,999)		$(3,644,292)		$(20,384)	$(25,791)
SHARE TRANSACTIONS:
Beginning of period	1,050,000	1,125,000	7,087,500	(d)	7,275,000	(d)	150,000	225,000
Issued	450,000	750,000	1,106,250	(d)	8,756,250	(d)	—	—
Issued in-kind	—	—	—	(d)	—	(d)	—	—
Redeemed	(750,000)	(825,000)	(2,964,420	)(d)	(8,943,750	)(d)	—	(75,000)
Redemption in-kind	—	—	—	(d)	—	(d)	—	—
Shares outstanding, end of period	750,000	1,050,000	5,229,330	(d)	7,087,500	(d)	150,000	150,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 225

	UltraShort Industrials				UltraShort Oil & Gas			UltraShort Real Estate
	Year Ended May 31, 2011		Year Ended May 31, 2010		Year Ended May 31, 2011	Year Ended May 31, 2010		Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(85,549)		$(194,114)		$(898,325)	$(2,275,472)		$(2,487,629)	$(6,963,933)
Net realized gain (loss)	(5,833,693)		(29,126,349)		(78,263,381)	(113,757,764)		(230,156,579)	(1,576,714,835)
Change in net unrealized appreciation/depreciation	(1,190,159)		8,086,705		(15,381,993)	57,994,876		23,683,466	504,898,058
Change in Net Assets Resulting from Operations	(7,109,401)		(21,233,758)		(94,543,699)	(58,038,360)		(208,960,742)	(1,078,780,710)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—		—	—
Net realized gains on investments	—		—		—	—		—	—
Tax return of capital	—		—		—	—		—	—
Total distributions	—		—		—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	18,804,049		10,072,414		175,313,034	376,956,618		91,426,815	974,265,615
Cost of shares redeemed	(18,492,046)		(10,651,255)		(103,289,981)	(400,797,042)		(148,171,601)	(695,645,384)
Change in net assets resulting from capital transactions	312,003		(578,841)		72,023,053	(23,840,424)		(56,744,786)	278,620,231
Change in net assets	(6,797,398)		(21,812,599)		(22,520,646)	(81,878,784)		(265,705,528)	(800,160,479)
NET ASSETS:
Beginning of period	$13,937,249		$35,749,848		$137,688,497	$219,567,281		$439,024,265	$1,239,184,744
End of period	$7,139,851		$13,937,249		$115,167,851	$137,688,497		$173,318,737	$439,024,265
Accumulated undistributed net investment income (loss) included in end of period net assets	$(41,869)		$(87,657)		$(455,625)	$(1,085,634)		$(1,168,989)	$(3,448,234)
SHARE TRANSACTIONS:
Beginning of period	168,750	(d)	206,250	(d)	1,994,794	2,535,000	(c)	16,034,064	12,720,000	(c)
Issued	375,000	(d)	56,250	(d)	4,125,000	4,830,000	(c)	4,125,000	16,605,000	(c)
Issued in-kind	—	(d)	—	(d)	—	—	(c)	—	—	(c)
Redeemed	(375,082	)(d)	(93,750	)(d)	(1,950,000)	(5,370,206	)(c)	(7,425,000)	(13,290,936	)(c)
Redemption in-kind	—	(d)	—	(d)	—	—	(c)	—	—	(c)
Shares outstanding, end of period	168,668	(d)	168,750	(d)	4,169,794	1,994,794	(c)	12,734,064	16,034,064	(c)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

226 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Semiconductors				UltraShort Technology				UltraShort Telecommunications
	Year Ended May 31, 2011		Year Ended May 31, 2010		Year Ended May 31, 2011		Year Ended May 31, 2010		Year Ended May 31, 2011		Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(212,782)		$(247,846)		$(165,680)		$(214,772)		$(17,142)		$(15,299)
Net realized gain (loss)	(14,715,828)		(30,738,013)		(9,480,626)		(28,407,320)		(749,706)		(724,722)
Change in net unrealized appreciation/depreciation	(747,309)		5,202,673		(1,578,599)		9,420,027		(657,315)		(15,776)
Change in Net Assets Resulting from Operations	(15,675,919)		(25,783,186)		(11,224,905)		(19,202,065)		(1,424,163)		(755,797)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—		—		—		(8,014)
Net realized gains on investments	—		—		—		—		—		(710,001)
Tax return of capital	—		—		—		—		—		—
Total distributions	—		—		—		—		—		(718,015)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	36,659,596		25,066,561		18,785,300		6,631,215		2,204,611		1,243,577
Cost of shares redeemed	(23,683,577)		(9,336,950)		(11,227,977)		(1,596,176)		(781,455)		—
Change in net assets resulting from capital transactions	12,976,019		15,729,611		7,557,323		5,035,039		1,423,156		1,243,577
Change in net assets	(2,699,900)		(10,053,575)		(3,667,582)		(14,167,026)		(1,007)		(230,235)
NET ASSETS:
Beginning of period	$24,477,317		$34,530,892		$22,223,901		$36,390,927		$2,095,092		$2,325,327
End of period	$21,777,417		$24,477,317		$18,556,319		$22,223,901		$2,094,085		$2,095,092
Accumulated undistributed net investment income (loss) included in end of period net assets	$(122,776)		$(137,206)		$(90,501)		$(116,099)		$(10,587)		$(8,911)
SHARE TRANSACTIONS:
Beginning of period	300,000	(e)	180,000	(e)	243,750	(d)	206,250	(d)	30,000	(e)	15,000 (e)
Issued	645,000	(e)	195,000	(e)	243,750	(d)	56,250	(d)	45,000	(e)	15,000 (e)
Issued in-kind	—	(e)	—	(e)	—	(d)	—	(d)	—	(e)	— (e)
Redeemed	(465,079	)(e)	(75,000	)(e)	(150,182	)(d)	(18,750	)(d)	(15,011	)(e)	— (e)
Redemption in-kind	—	(e)	—	(e)	—	(d)	—	(d)	—	(e)	— (e)
Shares outstanding, end of period	479,921	(e)	300,000	(e)	337,318	(d)	243,750	(d)	59,989	(e)	30,000 (e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 227

	UltraShort Utilities		Short MSCI EAFE		Short MSCI Emerging Markets
	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(46,249)	$(73,572)	$(947,023)	$(520,263)	$(1,957,332)	$(1,846,638)
Net realized gain (loss)	(2,132,095)	(5,743,149)	(25,927,539)	(19,729,264)	(67,561,885)	(47,469,615)
Change in net unrealized appreciation/depreciation	(617,097)	2,092,456	(20,328,720)	9,678,169	(9,252,487)	882,604
Change in Net Assets Resulting from Operations	(2,795,441)	(3,724,265)	(47,203,282)	(10,571,358)	(78,771,704)	(48,433,649)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(32,214)	—	—	—	—
Net realized gains on investments	—	(2,580,000)	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(2,612,214)	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,334,259	2,365,426	130,352,408	198,430,321	114,224,956	396,267,187
Cost of shares redeemed	(1,164,890)	(1,691,046)	(143,427,197)	(84,291,178)	(117,832,295)	(99,425,062)
Change in net assets resulting from capital transactions	169,369	674,380	(13,074,789)	114,139,143	(3,607,339)	296,842,125
Change in net assets	(2,626,072)	(5,662,099)	(60,278,071)	103,567,785	(82,379,043)	248,408,476
NET ASSETS:
Beginning of period	$6,656,104	$12,318,203	$164,029,106	$60,461,321	$303,109,007	$54,700,531
End of period	$4,030,032	$6,656,104	$103,751,035	$164,029,106	$220,729,964	$303,109,007
Accumulated undistributed net investment income (loss) included in end of period net assets	$(26,062)	$(37,764)	$(488,605)	$(309,811)	$(1,104,257)	$(1,237,338)
SHARE TRANSACTIONS:
Beginning of period	300,000	300,000	2,550,000	825,000	7,575,000	1,050,000
Issued	75,000	75,000	2,325,000	3,150,000	3,450,000	8,625,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,000)	(75,000)	(2,625,000)	(1,425,000)	(3,525,000)	(2,100,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	300,000	300,000	2,250,000	2,550,000	7,500,000	7,575,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

228 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short FTSE China 25		UltraShort MSCI EAFE		UltraShort MSCI Emerging Markets
	Year Ended May 31, 2011	March 16, 2010* through May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(65,475)	$(9,258)	$(192,983)	$(300,979)	$(1,166,781)	$(1,762,727)
Net realized gain (loss)	(1,936,819)	458,719	(19,973,755)	(34,507,234)	(72,727,171)	(202,237,566)
Change in net unrealized appreciation/depreciation	36,257	(444,160)	38,123	19,168,739	(23,901,641)	61,692,656
Change in Net Assets Resulting from Operations	(1,966,037)	5,301	(20,128,615)	(15,639,474)	(97,795,593)	(142,307,637)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,481,104	7,576,512	6,560,562	36,498,970	160,902,183	402,952,418
Cost of shares redeemed	(2,175,672)	—	(18,922,505)	(29,462,644)	(176,157,767)	(236,481,980)
Change in net assets resulting from capital transactions	4,305,432	7,576,512	(12,361,943)	7,036,326	(15,255,584)	166,470,438
Change in net assets	2,339,395	7,581,813	(32,490,558)	(8,603,148)	(113,051,177)	24,162,801
NET ASSETS:
Beginning of period	$7,581,813	$—	$47,602,943	$56,206,091	$231,237,935	$207,075,134
End of period	$9,921,208	$7,581,813	$15,112,385	$47,602,943	$118,186,758	$231,237,935
Accumulated undistributed net investment income (loss) included in end of period net assets	$(43,097)	$(9,258)	$(78,472)	$(157,078)	$(630,633)	$(1,024,459)
SHARE TRANSACTIONS:
Beginning of period	150,001	—	1,050,000	900,000	4,169,744	1,995,000	(c)
Issued	150,000	150,001	225,000	750,000	4,725,000	6,330,000	(c)
Issued in-kind	—	—	—	—	—	—	(c)
Redeemed	(50,000)	—	(600,000)	(600,000)	(4,800,000)	(4,155,256	)(c)
Redemption in-kind	—	—	—	—	—	—	(c)
Shares outstanding, end of period	250,001	150,001	675,000	1,050,000	4,094,744	4,169,744	(c)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 229

	UltraShort MSCI Europe				UltraShort MSCI Pacific ex-Japan				UltraShort MSCI Brazil
	Year Ended May 31, 2011		June 16, 2009* through May 31, 2010		Year Ended May 31, 2011		June 16, 2009* through May 31, 2010		Year Ended May 31, 2011	June 16, 2009* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(531,263)		$(201,842)		$(27,067)		$(26,447)		$(216,340)	$(120,270)
Net realized gain (loss)	(61,438,811)		18,347,862		(2,887,407)		(2,449,991)		(27,030,538)	6,419,289
Change in net unrealized appreciation/depreciation	(13,846,844)		(16,934,005)		734,613		(850,308)		9,116,622	(10,248,432)
Change in Net Assets Resulting from Operations	(75,816,918)		1,212,015		(2,179,861)		(3,326,746)		(18,130,256)	(3,949,413)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—		—		—	—
Net realized gains on investments	—		—		—		—		—	—
Tax return of capital	—		—		—		—		—	—
Total distributions	—		—		—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	59,218,116		226,673,931		6,038,848		12,442,777		17,152,845	53,850,459
Cost of shares redeemed	(130,234,412)		(40,644,174)		(445)		(5,890,216)		(27,367,084)	(7,324,283)
Change in net assets resulting from capital transactions	(71,016,296)		186,029,757		6,038,403		6,552,561		(10,214,239)	46,526,176
Change in net assets	(146,833,214)		187,241,772		3,858,542		3,225,815		(28,344,495)	42,576,763
NET ASSETS:
Beginning of period	$187,241,772		$—		$3,225,815		$—		$42,576,763	$—
End of period	$40,408,558		$187,241,772		$7,084,357		$3,225,815		$14,232,268	$42,576,763
Accumulated undistributed net investment income (loss) included in end of period net assets	$(227,138)		$(182,194)		$(19,573)		$(17,538)		$(97,405)	$(102,074)
SHARE TRANSACTIONS:
Beginning of period	1,750,000	(d)	—	(d)	30,000	(e)	—	(e)	1,650,001	—
Issued	775,000	(d)	2,187,500	(d)	120,000	(e)	100,000	(e)	850,000	1,900,001
Issued in-kind	—	(d)	—	(d)	—	(e)	—	(e)	—	—
Redeemed	(1,575,153	)(d)	(437,500	)(d)	(8	)(e)	(70,000	)(e)	(1,550,000)	(250,000)
Redemption in-kind	—	(d)	—	(d)	—	(e)	—	(e)	—	—
Shares outstanding, end of period	949,847	(d)	1,750,000	(d)	149,992	(e)	30,000	(e)	950,001	1,650,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

230 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort FTSE China 25			UltraShort MSCI Japan		UltraShort MSCI Mexico Investable Market
	Year Ended May 31, 2011	Year Ended May 31, 2010		Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011		June 16, 2009* through May 31, 2010
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,943,919)	$(2,917,885)		$(190,810)	$(128,699)	$(28,801)		$(58,228)
Net realized gain (loss)	(116,884,029)	(136,299,376)		(9,614,196)	(5,868,628)	(1,719,016)		(9,883,644)
Change in net unrealized appreciation/depreciation	(16,229,810)	19,923,747		30,003	2,350,854	(442,910)		(579,674)
Change in Net Assets Resulting from Operations	(135,057,758)	(119,293,514)		(9,775,003)	(3,646,473)	(2,190,727)		(10,521,546)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—	—		—
Net realized gains on investments	—	—		—	—	—		—
Tax return of capital	—	—		—	—	—		—
Total distributions	—	—		—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	89,374,455	516,331,395		67,796,472	11,293,794	3,332,618		21,020,487
Cost of shares redeemed	(181,066,619)	(166,246,771)		(35,134,874)	(6,122,835)	(2,141,062)		(7,034,274)
Change in net assets resulting from capital transactions	(91,692,164)	350,084,624		32,661,598	5,170,959	1,191,556		13,986,213
Change in net assets	(226,749,922)	230,791,110		22,886,595	1,524,486	(999,171)		3,464,667
NET ASSETS:
Beginning of period	$400,476,963	$169,685,853		$14,752,275	$13,227,789	$3,464,667		$—
End of period	$173,727,041	$400,476,963		$37,638,870	$14,752,275	$2,465,496		$3,464,667
Accumulated undistributed net investment income (loss) included in end of period net assets	$(981,621)	$(1,934,936)		$(138,298)	$(87,596)	$(13,059)		$(22,329)
SHARE TRANSACTIONS:
Beginning of period	9,494,589	2,490,000	(c)	300,000	225,000	37,500	(d)	—	(d)
Issued	2,850,000	10,620,000	(c)	1,725,000	225,000	37,500	(d)	100,000	(d)
Issued in-kind	—	—	(c)	—	—	—	(d)	—	(d)
Redeemed	(5,475,000)	(3,615,411	)(c)	(975,000)	(150,000)	(25,014	)(d)	(62,500	)(d)
Redemption in-kind	—	—	(c)	—	—	—	(d)	—	(d)
Shares outstanding, end of period	6,869,589	9,494,589	(c)	1,050,000	300,000	49,986	(d)	37,500	(d)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 231

	Short 7-10 Year Treasury	Short 20+ Year Treasury		Short High Yield	Short Investment Grade Corporate
	April 4, 2011* through May 31, 2011	Year Ended May 31, 2011	August 18, 2009* through May 31, 2010	March 21, 2011* through May 31, 2011	March 28, 2011* through May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(8,287)	$(6,022,027)	$(1,749,937)	$(10,351)	$(6,451)
Net realized gain (loss)	(2,725)	(21,392,970)	(39,102,009)	—	—
Change in net unrealized appreciation/depreciation	(242,058)	(37,364,865)	(856,159)	(135,822)	(138,599)
Change in Net Assets Resulting from Operations	(253,070)	(64,779,862)	(41,708,105)	(146,173)	(145,050)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	7,926,240	659,258,081	550,292,576	9,891,788	4,000,480
Cost of shares redeemed	—	(67,372,561)	(29,066,558)	—	—
Change in net assets resulting from capital transactions	7,926,240	591,885,520	521,226,018	9,891,788	4,000,480
Change in net assets	7,673,170	527,105,658	479,517,913	9,745,615	3,855,430
NET ASSETS:
Beginning of period	$—	$479,517,913	$—	$—	$—
End of period	$7,673,170	$1,006,623,571	$479,517,913	$9,745,615	$3,855,430
Accumulated undistributed net investment income (loss) included in end of period net assets	$(8,287)	$(4,461,439)	$(1,677,215)	$(10,351)	$(6,451)
SHARE TRANSACTIONS:
Beginning of period	—	10,550,001	—	—	—
Issued	200,001	15,150,000	11,150,001	250,001	100,001
Issued in-kind	—	—	—	—	—
Redeemed	—	(1,550,000)	(600,000)	—	—
Redemption in-kind	—	—	—	—	—
Shares outstanding, end of period	200,001	24,150,001	10,550,001	250,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

232 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury		UltraShort TIPS
	April 4, 2011* through May 31, 2011	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010	February 9, 2011* through May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(5,686)	$(3,472,480)	$(3,251,709)	$(43,163,786)	$(38,818,447)	$(10,144)
Net realized gain (loss)	—	(108,714,035)	(6,329,493)	(340,519,498)	(846,150,443)	—
Change in net unrealized appreciation/depreciation	(228,462)	41,397,430	(58,092,258)	(553,261,029)	(209,612,928)	(473,243)
Change in Net Assets Resulting from Operations	(234,148)	(70,789,085)	(67,673,460)	(936,944,313)	(1,094,581,818)	(483,387)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,000,920	251,982,933	202,928,705	4,777,474,551	5,622,012,441	4,000,480
Cost of shares redeemed	—	(69,987,503)	(213,447,239)	(3,192,863,972)	(3,426,690,486)	—
Change in net assets resulting from capital transactions	4,000,920	181,995,430	(10,518,534)	1,584,610,579	2,195,321,955	4,000,480
Change in net assets	3,766,772	111,206,345	(78,191,994)	647,666,266	1,100,740,137	3,517,093
NET ASSETS:
Beginning of period	$—	$367,630,366	$445,822,360	$5,158,950,572	$4,058,210,435	$—
End of period	$3,766,772	$478,836,711	$367,630,366	$5,806,616,838	$5,158,950,572	$3,517,093
Accumulated undistributed net investment income (loss) included in end of period net assets	$(5,686)	$(2,351,954)	$(1,893,321)	$(28,519,753)	$(23,715,072)	$(10,144)
SHARE TRANSACTIONS:
Beginning of period	—	7,875,000	7,875,000	128,550,000	77,325,000	—
Issued	100,001	6,150,000	3,900,000	133,200,000	120,675,000	100,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(1,650,000)	(3,900,000)	(86,550,000)	(69,450,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	100,001	12,375,000	7,875,000	175,200,000	128,550,000	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 233

	Credit Suisse 130/30		RAFI® Long/Short
	Year Ended May 31, 2011	July 13, 2009* through May 31, 2010	December 2, 2010* through May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$699,416	$233,364	$32,003
Net realized gain (loss)	3,030,167	3,072,523	(130,295)
Change in net unrealized appreciation/depreciation	11,248,822	(1,237,559)	7,209
Change in Net Assets Resulting from Operations	14,978,405	2,068,328	(91,083)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(507,344)	(112,115)	(14,684)
Net realized gains on investments	—	—	—
Tax return of capital	—	—	—
Total distributions	(507,344)	(112,115)	(14,684)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	53,003,235	69,756,104	20,808,140
Cost of shares redeemed	(7,267,640)	(16,942,402)	(2,068,911)
Change in net assets resulting from capital transactions	45,735,595	52,813,702	18,739,229
Change in net assets	60,206,656	54,769,915	18,633,462
NET ASSETS:
Beginning of period	$54,769,915	$—	$—
End of period	$114,976,571	$54,769,915	$18,633,462
Accumulated undistributed net investment income (loss) included in end of period net assets	$175,589	$121,249	$17,319
SHARE TRANSACTIONS:
Beginning of period	1,100,001	—	—
Issued	100,000	1,200,001	450,001
Issued in-kind	800,000	250,000	50,000
Redeemed	—	—	(50,000)
Redemption in-kind	(150,000)	(350,000)	—
Shares outstanding, end of period	1,850,001	1,100,001	450,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

234 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

Financial Highlights

Financial Highlights :: ProShares Trust :: 235

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra QQQ®
Year ended May 31, 2011	$57.81	$(0.27)	$34.81	$0.01		$34.55	$—	$—	$—	$—	$92.36	59.76%	59.98%	1.03%	0.95%	(0.45)%	(0.37)%	$768,865	23%
Year ended May 31, 2010	36.11	(0.21)	21.90	0.01		21.70	—	—	—	—	57.81	60.09	60.08	1.03	0.95	(0.50)	(0.42)	789,059	32
Year ended May 31, 2009	90.42	(0.07)	(54.22)	0.01		(54.28)	—	—	(0.03)	(0.03)	36.11	(60.05)	(60.09)	1.03	0.95	(0.29)	(0.20)	1,080,608	73
Year ended May 31, 2008	94.58	0.13	0.75	0.05		0.93	(0.07)	(5.02)	—	(5.09)	90.42	0.57	0.52	1.04	0.95	0.06	0.15	908,687	39
June 19, 2006* through May 31, 2007	70.00	0.14	29.87	—		30.01	(0.12)	(5.31)	—	(5.43)	94.58	43.94	44.14	1.07	0.95	0.05	0.18	248,261	20
Ultra Dow30SM
Year ended May 31, 2011	41.60	0.25	23.22	0.01		23.48	(0.30)	—	—	(0.30)	64.78	56.67	56.58	1.00	0.95	0.43	0.48	340,085	—	(j)
Year ended May 31, 2010	29.21	0.41	12.49	0.01		12.91	(0.52)	—	—	(0.52)	41.60	44.49	43.08	0.99	0.95	1.02	1.06	333,813	30
Year ended May 31, 2009	75.75	0.72	(46.46)	0.02		(45.72)	(0.82)	—	—	(0.82)	29.21	(60.66)	(60.22)	0.99	0.95	2.22	2.26	602,468	73
Year ended May 31, 2008	97.22	1.43	(18.05)	0.03		(16.59)	(1.32)	(3.56)	—	(4.88)	75.75	(17.59)	(17.61)	1.02	0.95	1.69	1.76	301,090	64
June 19, 2006* through May 31, 2007	70.00	1.44	32.95	—		34.39	(1.02)	(6.15)	—	(7.17)	97.22	50.99	50.91	1.22	0.95	1.57	1.84	123,956	81
Ultra S&P500®
Year ended May 31, 2011	36.25	0.30	18.76	—	(h)	19.06	(0.33)	—	—	(0.33)	54.98	52.87	52.94	0.92	0.92	0.67	0.67	1,661,717	4
Year ended May 31, 2010	26.21	0.29	10.09	0.01		10.39	(0.34)	—	(0.01)	(0.35)	36.25	39.73	38.68	0.92	0.92	0.84	0.84	1,642,205	57
Year ended May 31, 2009	73.99	0.43	(47.71)	0.01		(47.27)	(0.51)	—	—	(0.51)	26.21	(64.09)	(63.77)	0.95	0.95	1.68	1.68	2,398,029	77
Year ended May 31, 2008	98.42	1.06	(21.20)	0.03		(20.11)	(1.04)	(3.28)	—	(4.32)	73.99	(20.88)	(21.07)	0.98	0.95	1.34	1.37	904,503	18
June 19, 2006* through May 31, 2007	70.00	1.22	31.25	—		32.47	(0.68)	(3.37)	—	(4.05)	98.42	47.17	47.28	1.11	0.95	1.32	1.48	243,579	12

*  Commencement of investment operations.

See accompanying notes to the financial statements.

236 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell3000
Year ended May 31, 2011	$57.52	$(0.09)	$31.61	$0.02		$31.54	$(0.15)	$—	$—	$(0.15)	$88.91	54.93%	51.67%	3.70%	0.95%	(2.88)%	(0.13)%	$8,891	42%
June 30, 2009* through May 31, 2010	40.00	0.44	17.29	0.03		17.76	(0.24)	—	—	(0.24)	57.52	44.37	44.50	4.17	0.95	(2.37)	0.85	5,752	8
Ultra MidCap400
Year ended May 31, 2011	45.55	(0.10)	31.30	—	(h)	31.20	(0.01)	—	—	(0.01)	76.74	68.51	68.78	1.07	0.95	(0.30)	(0.17)	166,912	12
Year ended May 31, 2010	26.82	0.04	18.79	0.01		18.84	(0.05)	—	(0.06)	(0.11)	45.55	70.39	69.69	1.06	0.95	(0.01)	0.10	116,151	51
Year ended May 31, 2009	80.92	0.21	(53.99)	0.01		(53.77)	(0.33)	—	—	(0.33)	26.82	(66.62)	(66.55)	1.18	0.95	0.48	0.71	158,895	167
Year ended May 31, 2008	99.03	0.58	(14.44)	0.01		(13.85)	(0.54)	(3.72)	—	(4.26)	80.92	(13.85)	(13.82)	1.25	0.95	0.41	0.71	133,524	56
June 19, 2006* through May 31, 2007	70.00	0.91	32.78	—		33.69	(0.73)	(3.93)	—	(4.66)	99.03	49.76	50.02	1.34	0.95	0.77	1.16	103,986	28
Ultra SmallCap600
Year ended May 31, 2011	34.34	(0.04)	20.15	—	(h)	20.11	(0.01)	—	—	(0.01)	54.44	58.61	58.34	1.32	0.95	(0.47)	(0.10)	49,000	12
Year ended May 31, 2010	20.21	(0.02)	14.18	—	(h)	14.16	(0.01)	—	(0.02)	(0.03)	34.34	70.13	70.23	1.24	0.95	(0.34)	(0.06)	54,089	48
Year ended May 31, 2009	58.20	0.14	(37.99)	0.01		(37.84)	(0.15)	—	—	(0.15)	20.21	(65.10)	(65.02)	1.62	0.95	(0.07)	0.60	54,565	182
Year ended May 31, 2008	82.62	0.33	(21.49)	0.01		(21.15)	(0.63)	(2.64)	—	(3.27)	58.20	(25.80)	(26.27)	2.10	0.95	(0.61)	0.54	21,824	45
January 23, 2007* through May 31, 2007	70.00	0.22	12.40	—		12.62	—	—	—	—	82.62	18.03	18.50	2.48	0.95	(0.70)	0.83	12,393	12

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 237

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell2000
Year ended May 31, 2011	$31.27	$(0.06)	$18.49		$—	(h)	$18.43	$(0.01)	$—	$—	$(0.01)	$49.69	58.90%	58.99%	1.16%	0.95%	(0.37)%	(0.16)%	$272,027	43%
Year ended May 31, 2010	18.76	— (h)	12.54		0.01		12.55	— (h)	—	(0.04)	(0.04)	31.27	66.93	67.40	1.21	0.95	(0.27)	(0.01)	264,982	98
Year ended May 31, 2009	55.88	0.14	(37.07)		0.01		(36.92)	(0.20)	—	—	(0.20)	18.76	(66.18)	(66.31)	1.30	0.95	0.34	0.69	303,990	205
Year ended May 31, 2008	79.77	0.36	(22.76)		0.03		(22.37)	(0.65)	(0.87)	—	(1.52)	55.88	(28.28)	(28.48)	1.49	0.95	0.11	0.65	113,165	48
January 23, 2007* through May 31, 2007	70.00	0.27	9.50		—		9.77	—	—	—	—	79.77	13.96	14.29	2.50	0.95	(0.49)	1.06	29,916	14
UltraPro QQQ®
Year ended May 31, 2011(p)	45.43	(0.26)	43.03		0.03		42.80	—	—	—	—	88.23	94.21	94.24	1.15	0.95	(0.58)	(0.38)	132,342	31
February 9, 2010* through May 31, 2010(p)	40.00	(0.03)	5.45	(i)	0.01		5.43	—	—	—	—	45.43	13.59	13.81	1.64	0.95	(0.89)	(0.20)	45,433	55
UltraPro Dow30SM
Year ended May 31, 2011	81.47	0.52	73.36		0.03		73.91	(0.40)	—	—	(0.40)	154.98	90.95	90.97	1.32	0.95	0.06	0.43	46,495	—	(j)
February 9, 2010* through May 31, 2010	80.00	0.16	1.33	(i)	0.01		1.50	(0.03)	—	—	(0.03)	81.47	1.86	1.75	1.85	0.95	(0.36)	0.54	12,221	44
UltraPro S&P500®
Year ended May 31, 2011(q)	45.67	0.06	37.66		0.02		37.74	(0.10)	—	—	(0.10)	83.31	82.78	83.01	1.03	0.95	0.01	0.10	270,748	70
June 23, 2009* through May 31, 2010(q)	26.67	0.25	18.81		0.02		19.08	(0.08)	—	—	(0.08)	45.67	71.53	71.23	1.27	0.95	0.24	0.56	137,017	69

*  Commencement of investment operations.

See accompanying notes to the financial statements.

238 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro MidCap400
Year ended May 31, 2011(p)	$49.54	$(0.15)	$53.79	$—	(h)	$53.64	$—	$—	$(0.03)	$(0.03)	$103.15	108.32%	107.99%	1.27%	0.95%	(0.54)%	(0.22)%	$46,415	35%
February 9, 2010* through May 31, 2010(p)	40.00	—	9.55	—	(h)	9.55	(0.01)	—	—	(0.01)	49.54	23.88	24.00	2.18	0.95	(1.25)	(0.02)	19,818	55
UltraPro Russell2000
Year ended May 31, 2011(p)	52.21	(0.21)	45.39	0.02		45.20	—	—	—	—	97.41	86.57	86.53	1.54	0.95	(0.89)	(0.30)	73,060	116
February 9, 2010* through May 31, 2010(p)	40.00	(0.05)	12.26	—		12.21	—	—	—	—	52.21	30.53	30.64	3.03	0.95	(2.36)	(0.27)	15,662	3
Ultra Russell1000 Value
Year ended May 31, 2011	22.77	0.18	10.80	—	(h)	10.98	(0.19)	—	—	(0.19)	33.56	48.45	45.83	1.94	0.95	(0.31)	0.68	15,100	30
Year ended May 31, 2010	16.07	0.19	6.73	—	(h)	6.92	(0.22)	—	—	(0.22)	22.77	43.23	43.48	1.87	0.95	(0.04)	0.88	13,660	68
Year ended May 31, 2009	51.92	0.41	(35.73)	0.01		(35.31)	(0.54)	—	—	(0.54)	16.07	(68.39)	(68.15)	2.67	0.95	0.66	2.38	20,484	163
Year ended May 31, 2008	75.96	1.16	(23.81)	—		(22.65)	(1.39)	—	—	(1.39)	51.92	(30.10)	(30.02)	2.06	0.95	0.81	1.92	7,789	36
February 20, 2007* through May 31, 2007	70.00	0.40	5.56	—		5.96	—	—	—	—	75.96	8.51	8.04	2.26	0.95	0.81	2.12	11,394	3
Ultra Russell1000 Growth
Year ended May 31, 2011	36.40	0.06	22.30	—	(h)	22.36	(0.08)	—	—	(0.08)	58.68	61.51	59.72	1.84	0.95	(0.77)	0.12	17,604	59
Year ended May 31, 2010	25.84	0.22	10.63	—	(h)	10.85	(0.28)	—	(0.01)	(0.29)	36.40	42.02	44.11	1.51	0.95	0.09	0.65	13,649	53
Year ended May 31, 2009	66.57	0.23	(40.72)	0.01		(40.48)	(0.22)	—	(0.03)	(0.25)	25.84	(60.90)	(61.15)	1.93	0.95	(0.17)	0.81	29,072	138
Year ended May 31, 2008	75.80	0.45	(7.08)	0.02		(6.61)	(0.58)	(2.04)	—	(2.62)	66.57	(8.94)	(9.25)	1.56	0.95	0.06	0.67	39,944	33
February 20, 2007* through May 31, 2007	70.00	0.20	5.60	—		5.80	—	—	—	—	75.80	8.29	8.43	2.30	0.95	(0.28)	1.06	11,370	2

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 239

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell MidCap Value
Year ended May 31, 2011	$26.83	$(0.02)	$15.92	$—	(h)	$15.90	$(0.06)	$—	$—	$(0.06)	$42.67	59.36%	57.88%	2.82%	0.95%	(1.94)%	(0.07)%	$9,602	92%
Year ended May 31, 2010	15.31	0.18	11.55	—	(h)	11.73	(0.20)	—	(0.01)	(0.21)	26.83	77.01	77.99	1.77	0.95	(0.03)	0.80	12,073	45
Year ended May 31, 2009	52.21	0.30	(36.82)	0.01		(36.51)	(0.39)	—	—	(0.39)	15.31	(70.21)	(70.11)	3.77	0.95	(0.95)	1.87	13,777	140
Year ended May 31, 2008	74.99	0.81	(22.39)	0.01		(21.57)	(1.21)	—	—	(1.21)	52.21	(28.91)	(29.08)	2.44	0.95	(0.10)	1.39	3,916	59
February 20, 2007* through May 31, 2007	70.00	0.39	4.60	—		4.99	—	—	—	—	74.99	7.13	6.96	2.21	0.95	0.82	2.07	11,249	3
Ultra Russell MidCap Growth
Year ended May 31, 2011	32.98	(0.16)	25.59	—	(h)	25.43	—	—	—	—	58.41	77.11	76.30	2.03	0.95	(1.45)	(0.37)	17,523	73
Year ended May 31, 2010	20.61	— (h)	12.40	—	(h)	12.40	(0.02)	—	(0.01)	(0.03)	32.98	60.20	60.03	1.75	0.95	(0.82)	(0.02)	14,842	48
Year ended May 31, 2009	65.61	0.07	(45.00)	—	(h)	(44.93)	(0.07)	—	—	(0.07)	20.61	(68.49)	(68.40)	2.54	0.95	(1.28)	0.31	15,460	153
Year ended May 31, 2008	76.27	0.25	(8.57)	0.03		(8.29)	(0.34)	(2.03)	—	(2.37)	65.61	(10.93)	(10.89)	1.95	0.95	(0.62)	0.38	19,682	132
February 20, 2007* through May 31, 2007	70.00	0.13	6.14	—		6.27	—	—	—	—	76.27	8.97	8.91	2.23	0.95	(0.57)	0.71	11,441	2
Ultra Russell2000 Value
Year ended May 31, 2011	24.85	0.05	10.36	—	(h)	10.41	(0.11)	—	—	(0.11)	35.15	42.00	39.76	1.68	0.95	(0.54)	0.19	18,454	37
Year ended May 31, 2010	14.47	0.10	10.40	—	(h)	10.50	(0.12)	—	—	(0.12)	24.85	72.89	74.04	2.12	0.95	(0.69)	0.48	20,502	70
Year ended May 31, 2009	44.79	0.25	(30.24)	0.01		(29.98)	(0.34)	—	—	(0.34)	14.47	(67.25)	(67.52)	3.88	0.95	(1.63)	1.30	18,448	175
Year ended May 31, 2008	70.79	0.63	(25.70)	—	(h)	(25.07)	(0.93)	—	—	(0.93)	44.79	(35.68)	(35.19)	2.90	0.95	(0.66)	1.29	10,078	84
February 20, 2007* through May 31, 2007	70.00	0.36	0.43	—		0.79	—	—	—	—	70.79	1.13	0.59	2.64	0.95	0.27	1.96	10,619	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

240 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell2000 Growth
Year ended May 31, 2011	$32.97	$(0.21)	$25.19		$—		$24.98	$—	$—	$—	$—	$57.95	75.71%	75.26%	1.54%	0.95%	(1.07)%	(0.48)%	$34,773	36%
Year ended May 31, 2010	20.61	(0.12)	12.48		—	(h)	12.36	—	—	—	—	32.97	59.97	61.15	1.80	0.95	(1.27)	(0.43)	19,785	60
Year ended May 31, 2009	58.31	— (h)	(37.69)		0.01		(37.68)	(0.02)	—	—	(0.02)	20.61	(64.62)	(64.85)	3.23	0.95	(2.29)	— (m)	23,183	189
Year ended May 31, 2008	74.06	0.18	(15.03)		—	(h)	(14.85)	(0.29)	(0.61)	—	(0.90)	58.31	(20.16)	(18.93)	2.59	0.95	(1.35)	0.30	13,120	72
February 20, 2007* through May 31, 2007	70.00	0.07	3.99		—		4.06	—	—	—	—	74.06	5.80	4.13	2.60	0.95	(1.29)	0.36	11,109	5
Ultra Basic Materials
Year ended May 31, 2011	29.38	(0.11)	25.05		0.01		24.95	(0.03)	—	—	(0.03)	54.30	85.03	84.40	1.00	0.95	(0.31)	(0.26)	350,206	6
Year ended May 31, 2010	19.87	0.14	9.51	(i)	0.01		9.66	(0.15)	—	—	(0.15)	29.38	48.75	49.56	1.00	0.95	0.46	0.50	315,088	93
Year ended May 31, 2009	104.14	0.26	(84.16	)(i)	0.01		(83.89)	(0.38)	—	—	(0.38)	19.87	(80.67)	(80.65)	1.05	0.95	1.70	1.80	466,528	246
Year ended May 31, 2008	91.28	1.10	24.52		0.04		25.66	(1.13)	(11.67)	—	(12.80)	104.14	31.61	31.03	1.42	0.95	0.73	1.20	31,241	46
January 30, 2007* through May 31, 2007	70.00	0.50	20.78		—		21.28	—	—	—	—	91.28	30.40	30.59	1.95	0.95	0.90	1.90	13,692	8
Ultra Nasdaq Biotechnology
Year ended May 31, 2011	46.00	(0.25)	35.21		0.01		34.97	(0.04)	—	(0.05)	(0.09)	80.88	76.12	74.60	1.92	0.95	(1.39)	(0.42)	20,220	8
April 7, 2010* through May 31, 2010	60.00	(0.06)	(13.95)		0.01		(14.00)	—	—	—	—	46.00	(23.33)	(22.55)	4.38	0.95	(4.16)	(0.73)	4,600	5

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 241

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Consumer Goods
Year ended May 31, 2011	$50.42	$0.44	$32.83	$0.01		$33.28	$(0.42)	$—	$—	$(0.42)	$83.28	66.45%	65.87%	1.63%	0.95%	0.03%	0.71%	$18,738	6%
Year ended May 31, 2010	35.37	0.72	15.00	—	(h)	15.72	(0.67)	—	—	(0.67)	50.42	44.58	44.24	1.44	0.95	1.00	1.48	26,470	24
Year ended May 31, 2009	65.69	0.69	(30.25)	0.01		(29.55)	(0.77)	—	—	(0.77)	35.37	(45.19)	(45.15)	2.22	0.95	0.60	1.87	15,918	86
Year ended May 31, 2008	76.71	1.10	(10.07)	0.02		(8.95)	(1.51)	(0.56)	—	(2.07)	65.69	(11.90)	(8.65)	2.03	0.95	0.51	1.59	9,853	11
January 30, 2007* through May 31, 2007	70.00	0.44	6.27	—		6.71	—	—	—	—	76.71	9.59	8.59	2.02	0.95	0.76	1.83	11,507	1
Ultra Consumer Services
Year ended May 31, 2011	38.03	(0.07)	20.14	—	(h)	20.07	(0.03)	—	—	(0.03)	58.07	52.83	51.70	1.96	0.95	(1.18)	(0.17)	13,065	4
Year ended May 31, 2010	21.79	0.10	16.25	—	(h)	16.35	(0.09)	—	(0.02)	(0.11)	38.03	75.17	75.95	1.84	0.95	(0.57)	0.31	19,964	42
Year ended May 31, 2009	49.21	0.17	(27.43)	0.01		(27.25)	(0.17)	—	—	(0.17)	21.79	(55.40)	(55.71)	3.18	0.95	(1.46)	0.77	11,440	110
Year ended May 31, 2008	73.35	0.36	(23.84)	—		(23.48)	(0.66)	—	—	(0.66)	49.21	(32.18)	(30.90)	3.04	0.95	(1.46)	0.63	3,691	10
January 30, 2007* through May 31, 2007	70.00	0.16	3.19	—		3.35	—	—	—	—	73.35	4.80	3.49	2.40	0.95	(0.76)	0.68	5,502	60
Ultra Financials
Year ended May 31, 2011	57.22	0.06	9.99	—	(h)	10.05	(0.05)	—	—	(0.05)	67.22	17.56	17.42	0.95	0.95	0.09	0.09	1,192,045	8
Year ended May 31, 2010(l)	41.27	0.14	16.08 (i)	0.01		16.23	(0.15)	—	(0.13)	(0.28)	57.22	39.34	40.17	0.96	0.95	0.25	0.26	1,426,753	32
Year ended May 31, 2009(l)	297.57	1.19	(255.11)	0.02		(253.90)	(2.40)	—	—	(2.40)	41.27	(85.83)	(85.83)	0.98	0.95	2.23	2.26	2,517,915	238
Year ended May 31, 2008(l)	719.00	6.98	(417.41)	0.27		(410.16)	(11.27)	—	—	(11.27)	297.57	(57.74)	(58.00)	1.04	0.95	1.98	2.07	1,055,642	15
January 30, 2007* through May 31, 2007(l)	700.00	5.55	13.45	—		19.00	—	—	—	—	719.00	2.71	2.86	2.28	0.95	1.10	2.43	10,785	46

*  Commencement of investment operations.

See accompanying notes to the financial statements.

242 :: ProShares Trust :: Financial Highlights

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	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Health Care
Year ended May 31, 2011	$43.22	$0.42	$25.43		$—	(h)	$25.85	$(0.44)	$—	$—	$(0.44)	$68.63	60.20%	58.70%	1.26%	0.95%	0.53%	0.83%	$51,469	6%
Year ended May 31, 2010	34.15	0.59	9.16		0.01		9.76	(0.67)	—	(0.02)	(0.69)	43.22	28.42	30.57	1.25	0.95	1.03	1.33	32,412	50
Year ended May 31, 2009	58.11	0.44	(23.96)		—	(h)	(23.52)	(0.44)	—	—	(0.44)	34.15	(40.60)	(41.20)	1.32	0.95	0.79	1.16	48,658	79
Year ended May 31, 2008	77.98	0.71	(18.21)		0.01		(17.49)	(1.05)	(1.33)	—	(2.38)	58.11	(22.95)	(22.76)	1.75	0.95	0.29	1.09	17,433	33
January 30, 2007* through May 31, 2007	70.00	0.52	7.46		—		7.98	—	—	—	—	77.98	11.40	11.53	2.00	0.95	1.13	2.17	11,698	2
Ultra Industrials
Year ended May 31, 2011	33.39	0.23	20.85		0.01		21.09	(0.11)	—	—	(0.11)	54.37	63.33	62.71	1.31	0.95	0.17	0.54	53,015	40
Year ended May 31, 2010	20.15	0.21	13.22		—	(h)	13.43	(0.19)	—	—	(0.19)	33.39	66.86	67.32	1.32	0.95	0.36	0.73	35,056	14
Year ended May 31, 2009	73.95	0.38	(53.80)		0.01		(53.41)	(0.39)	—	—	(0.39)	20.15	(72.38)	(72.45)	2.24	0.95	0.47	1.76	30,228	107
Year ended May 31, 2008	86.92	0.92	(9.16)		0.01		(8.23)	(1.38)	(3.36)	—	(4.74)	73.95	(9.63)	(9.59)	2.04	0.95	0.13	1.22	11,092	30
January 30, 2007* through May 31, 2007	70.00	0.34	16.58		—		16.92	—	—	—	—	86.92	24.17	24.29	2.12	0.95	0.18	1.35	6,519	1
Ultra Oil & Gas
Year ended May 31, 2011	28.68	0.10	28.87		0.01		28.98	(0.21)	—	—	(0.21)	57.45	101.51	101.44	1.00	0.95	0.19	0.24	383,500	7
Year ended May 31, 2010	29.90	0.18	(1.19	)(i)	0.01		(1.00)	(0.17)	—	(0.05)	(0.22)	28.68	(3.39)	(4.10)	0.99	0.95	0.53	0.57	374,245	61
Year ended May 31, 2009	115.62	0.29	(85.92)		0.01		(85.62)	(0.10)	—	—	(0.10)	29.90	(74.04)	(73.73)	1.00	0.95	0.99	1.05	818,546	249
Year ended May 31, 2008	94.94	0.73	32.36		0.06		33.15	(1.60)	(10.87)	—	(12.47)	115.62	37.97	36.84	1.19	0.95	0.48	0.72	78,044	76
January 30, 2007* through May 31, 2007	70.00	0.36	24.58		—		24.94	—	—	—	—	94.94	35.63	36.01	1.62	0.95	0.75	1.42	28,481	18

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 243

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Real Estate
Year ended May 31, 2011	$39.93	$0.39		$23.92		$0.01	$24.32	$(0.41)	$—	$—	$(0.41)	$63.84	61.34%	61.71%	0.98%	0.95%	0.77%	0.80%	$562,072	11%
Year ended May 31, 2010(k)	19.17	0.65		20.56		0.02	21.23	(0.47)	—	—	(0.47)	39.93	112.43	113.23	0.99	0.95	2.17	2.21	591,137	29
Year ended May 31, 2009(k)	182.64	0.80		(160.90)		0.03	(160.07)	(3.40)	—	—	(3.40)	19.17	(88.98)	(89.01)	1.11	0.95	3.36	3.52	451,439	211
Year ended May 31, 2008(k)	309.08	3.68		(122.08	)(i)	0.07	(118.33)	(8.11)	—	—	(8.11)	182.64	(38.58)	(38.66)	1.34	0.95	1.66	2.05	57,532	23
January 30, 2007* through May 31, 2007(k)	350.00	2.18		(43.10)		—	(40.92)	—	—	—	—	309.08	(11.69)	(11.86)	1.87	0.95	1.09	2.01	4,636	114
Ultra KBW Regional Banking
Year ended May 31, 2011	47.13	0.18		0.01		0.02	0.21	(0.19)	—	(0.03)	(0.22)	47.12	0.51	(0.07)	1.85	0.95	(0.49)	0.41	4,712	29
April 20, 2010* through May 31, 2010	60.00	—	(h)	(12.91)		0.04	(12.87)	—	—	—	—	47.13	(21.45)	(21.63)	4.90	0.95	(3.99)	(0.04)	7,070	24
Ultra Semiconductors
Year ended May 31, 2011	31.90	(0.05)		13.39		0.01	13.35	(0.05)	—	—	(0.05)	45.20	41.92	41.84	1.13	0.95	(0.31)	(0.13)	54,239	5
Year ended May 31, 2010	19.01	0.11		12.96		0.01	13.08	(0.17)	—	(0.02)	(0.19)	31.90	68.97	69.90	1.11	0.95	0.25	0.41	76,548	61
Year ended May 31, 2009	60.30	0.24		(41.25)		0.01	(41.00)	(0.28)	—	(0.01)	(0.29)	19.01	(68.11)	(68.35)	1.17	0.95	1.01	1.23	105,485	191
Year ended May 31, 2008	78.50	0.68		(14.62	)(i)	0.03	(13.91)	(0.62)	(3.67)	—	(4.29)	60.30	(18.56)	(18.57)	1.27	0.95	0.80	1.12	117,594	80
January 30, 2007* through May 31, 2007	70.00	0.28		8.22		—	8.50	—	—	—	—	78.50	12.14	12.34	1.94	0.95	0.17	1.16	11,775	3

*  Commencement of investment operations.

See accompanying notes to the financial statements.

244 :: ProShares Trust :: Financial Highlights

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	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Technology
Year ended May 31, 2011	$47.65	$(0.18)	$20.60		$—	(h)	$20.42	$—	$—	$—	$—	$68.07	42.82%	43.12%	1.06%	0.95%	(0.42)%	(0.30)%	$127,624	6%
Year ended May 31, 2010	29.53	(0.10)	18.23		—	(h)	18.13	—	—	(0.01)	(0.01)	47.65	61.41	61.17	1.06	0.95	(0.33)	(0.22)	121,516	57
Year ended May 31, 2009	71.12	0.09	(41.56)		0.01		(41.46)	(0.11)	—	(0.02)	(0.13)	29.53	(58.33)	(58.24)	1.18	0.95	0.07	0.30	128,438	100
Year ended May 31, 2008	78.03	0.30	(4.68	)(i)	0.03		(4.35)	(0.45)	(2.11)	—	(2.56)	71.12	(5.93)	(5.99)	1.23	0.95	0.15	0.43	133,344	24
January 30, 2007* through May 31, 2007	70.00	0.15	7.88		—		8.03	—	—	—	—	78.03	11.47	11.37	2.25	0.95	(0.66)	0.63	5,852	63
Ultra Telecommunications
Year ended May 31, 2011	37.63	0.29	28.53		0.01		28.83	(0.59)	—	—	(0.59)	65.87	77.51	74.84	2.76	0.95	(1.22)	0.59	9,881	26
Year ended May 31, 2010	31.06	0.95	6.53		—	(h)	7.48	(0.91)	—	—	(0.91)	37.63	24.33	27.83	1.98	0.95	1.70	2.73	8,467	43
Year ended May 31, 2009	89.05	1.07	(57.35)		0.01		(56.27)	(1.72)	—	—	(1.72)	31.06	(63.73)	(64.38)	1.67	0.95	2.41	3.13	11,647	174
March 25, 2008* through May 31, 2008	70.00	0.34	18.69		0.02		19.05	—	—	—	—	89.05	27.21	28.01	2.83	0.95	0.50	2.38	13,358	—	(j)
Ultra Utilities
Year ended May 31, 2011	33.90	1.03	15.74		0.01		16.78	(1.12)	—	—	(1.12)	49.56	50.28	48.07	1.61	0.95	1.85	2.51	14,868	5
Year ended May 31, 2010	27.98	0.94	6.01		0.01		6.96	(1.04)	—	—	(1.04)	33.90	24.82	27.45	1.45	0.95	2.21	2.71	20,337	16
Year ended May 31, 2009	78.94	1.06	(50.96)		0.01		(49.89)	(1.07)	—	—	(1.07)	27.98	(63.64)	(63.95)	1.54	0.95	2.50	3.09	25,181	115
Year ended May 31, 2008	90.27	1.68	(6.76)		—	(h)	(5.08)	(2.01)	(4.24)	—	(6.25)	78.94	(5.75)	(5.92)	1.61	0.95	1.50	2.16	17,761	26
January 30, 2007* through May 31, 2007	70.00	0.74	19.53		—		20.27	—	—	—	—	90.27	28.96	29.24	1.88	0.95	1.73	2.66	13,541	—	(j)

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 245

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra MSCI EAFE
Year ended May 31, 2011	$57.99	$(0.66)	$37.41	$0.01		$36.76	$(0.02)	$—	$—	$(0.02)	$94.73	63.33%	58.53%	2.42%	0.95%	(2.31)%	(0.85)%	$9,474	—%
June 2, 2009* through May 31, 2010	60.00	0.15	(2.07)	0.03		(1.89)	(0.12)	—	—	(0.12)	57.99	(3.15)	(1.82)	1.99	0.95	(0.84)	0.21	5,799	145
Ultra MSCI Emerging Markets
Year ended May 31, 2011	73.02	(0.39)	38.44	0.02		38.07	(0.14)	—	—	(0.14)	110.95	52.20	55.30	1.33	0.95	(0.79)	(0.41)	33,284	163
June 2, 2009* through May 31, 2010	60.00	0.09	12.88	0.05		13.02	—	—	—	—	73.02	21.70	19.15	1.55	0.95	(0.49)	0.11	29,208	25
Ultra MSCI Europe
Year ended May 31, 2011	22.92	(0.28)	19.73	—	(h)	19.45	—	—	—	—	42.37	84.86	77.40	3.05	0.95	(2.95)	(0.86)	4,237	—
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.07)	0.01		(7.08)	—	—	—	—	22.92	(23.60)	(21.67)	11.50	0.95	(11.35)	(0.80)	3,437	—
Ultra MSCI Pacific ex-Japan
Year ended May 31, 2011	22.09	(0.29)	18.19	—		17.90	—	—	—	—	39.99	81.03	75.04	3.06	0.95	(2.97)	(0.87)	3,999	—
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.90)	0.01		(7.91)	—	—	—	—	22.09	(26.37)	(23.87)	12.19	0.95	(12.02)	(0.79)	2,209	—
Ultra MSCI Brazil
Year ended May 31, 2011	25.38	(0.28)	8.61	0.01		8.34	—	—	—	—	33.72	32.86	41.06	1.70	0.95	(1.62)	(0.86)	16,860	—
April 27, 2010* through May 31, 2010	30.00	(0.02)	(4.61)	0.01		(4.62)	—	—	—	—	25.38	(15.40)	(20.37)	11.20	0.95	(11.04)	(0.80)	3,808	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

246 :: ProShares Trust :: Financial Highlights

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	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra FTSE China 25
Year ended May 31, 2011	$60.37	$(0.62)	$20.57		$0.03	$19.98	$—	$—	$—	$—	$80.35	33.10%	32.81%	1.27%	0.95%	(1.18)%	(0.86)%	$44,195	—%
June 2, 2009* through May 31, 2010	60.00	(0.58)	0.90	(i)	0.05	0.37	—	—	—	—	60.37	0.62	0.57	1.31	0.95	(1.23)	(0.87)	45,277	—
Ultra MSCI Japan
Year ended May 31, 2011	59.20	(0.60)	8.54		0.06	8.00	—	—	—	—	67.20	13.51	13.04	1.87	0.95	(1.81)	(0.88)	43,679	—
June 2, 2009* through May 31, 2010	60.00	(0.56)	(0.25	)(i)	0.01	(0.80)	—	—	—	—	59.20	(1.33)	(0.55)	2.04	0.95	(1.95)	(0.87)	8,880	—
Ultra MSCI Mexico Investable Market
Year ended May 31, 2011	26.65	(0.28)	15.12		0.01	14.85	—	—	—	—	41.50	55.72	58.83	4.03	0.95	(3.93)	(0.85)	2,075	—
April 27, 2010* through May 31, 2010	30.00	(0.02)	(3.34)		0.01	(3.35)	—	—	—	—	26.65	(11.17)	(13.13)	11.34	0.95	(11.19)	(0.79)	2,665	—
Ultra 7-10 Year Treasury
Year ended May 31, 2011	76.71	(0.21)	10.41		0.17	10.37	(0.01)	—	—	(0.01)	87.07	13.51	13.73	1.63	0.95	(0.92)	(0.25)	13,061	314
January 19, 2010* through May 31, 2010	70.00	— (h)	6.67		0.04	6.71	—	—	—	—	76.71	9.59	9.41	2.27	0.95	(1.30)	0.02	11,506	136
Ultra 20+ Year Treasury
Year ended May 31, 2011	80.75	0.78	4.49		0.10	5.37	(0.66)	—	—	(0.66)	85.46	6.74	6.81	1.42	0.95	0.47	0.93	25,637	79
January 19, 2010* through May 31, 2010	70.00	0.17	10.48		0.16	10.81	(0.06)	—	—	(0.06)	80.75	15.45	15.32	2.16	0.95	(0.53)	0.68	8,075	228

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 247

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra High Yield
April 13, 2011* through May 31, 2011	$40.00	$(0.05)	$0.74	$0.01	$0.70	$—	$—	$—	$—	$40.70	1.75%	0.70%	6.10%	0.95%	(6.08)%	(0.93)%	$4,070	—%
Ultra Investment Grade Corporate
April 13, 2011* through May 31, 2011	40.00	(0.05)	2.40	0.01	2.36	—	—	—	—	42.36	5.89	6.27	5.74	0.95	(5.73)	(0.94)	4,236	—
Short QQQ®
Year ended May 31, 2011	42.80	(0.30)	(10.60)	0.01	(10.89)	—	—	—	—	31.91	(25.46)	(25.47)	1.06	0.95	(0.95)	(0.84)	234,548	—
Year ended May 31, 2010	58.23	(0.40)	(15.04)	0.01	(15.43)	—	—	—	—	42.80	(26.50)	(26.52)	1.08	0.95	(0.98)	(0.85)	237,550	—
Year ended May 31, 2009	53.74	(0.13)	9.22	0.02	9.11	(0.37)	(4.25)	—	(4.62)	58.23	15.20	15.43	1.16	0.95	(0.40)	(0.19)	174,680	—
Year ended May 31, 2008	58.39	1.74	(4.17)	0.05	(2.38)	(2.27)	—	—	(2.27)	53.74	(4.16)	(4.43)	1.16	0.95	2.82	3.03	64,490	—
June 19, 2006* through May 31, 2007	70.00	2.66	(12.69)	—	(10.03)	(1.58)	—	—	(1.58)	58.39	(14.48)	(14.39)	1.14	0.95	4.20	4.38	91,962	—
Short Dow30SM
Year ended May 31, 2011	52.39	(0.38)	(11.97)	0.01	(12.34)	—	—	—	—	40.05	(23.57)	(23.59)	0.99	0.95	(0.87)	(0.83)	231,291	—
Year ended May 31, 2010	66.52	(0.47)	(13.67)	0.01	(14.13)	—	—	—	—	52.39	(21.24)	(20.70)	1.00	0.95	(0.90)	(0.86)	278,994	—
Year ended May 31, 2009	61.51	(0.08)	14.07	0.02	14.01	(0.29)	(8.71)	—	(9.00)	66.52	21.83	20.88	1.02	0.95	(0.19)	(0.12)	234,482	—
Year ended May 31, 2008	58.25	1.76	3.53	0.03	5.32	(2.06)	—	—	(2.06)	61.51	9.33	9.47	1.05	0.95	2.82	2.92	170,684	—
June 19, 2006* through May 31, 2007	70.00	2.63	(12.91)	—	(10.28)	(1.47)	—	—	(1.47)	58.25	(14.83)	(14.79)	1.21	0.95	4.13	4.39	126,699	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

248 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short S&P500®
Year ended May 31, 2011	$52.38	$(0.36)	$(11.68)	$0.01		$(12.03)	$—	$—	$—	$—	$40.35	(22.98)%	(22.90)%	0.90%	0.90%	(0.78)%	(0.78)%	$1,501,141	—%
Year ended May 31, 2010	66.02	(0.46)	(13.19)	0.01		(13.64)	—	—	—	—	52.38	(20.66)	(20.46)	0.92	0.92	(0.83)	(0.83)	1,779,732	—
Year ended May 31, 2009	62.97	(0.25)	15.63 (i)	0.03		15.41	(0.38)	(11.98)	—	(12.36)	66.02	22.14	21.67	0.95	0.95	(0.34)	(0.34)	1,282,495	—
Year ended May 31, 2008	58.88	1.72	4.47	0.03		6.22	(2.13)	—	—	(2.13)	62.97	10.76	10.72	0.97	0.95	2.72	2.74	307,081	—
June 19, 2006* through May 31, 2007	70.00	2.59	(12.11)	—		(9.52)	(1.60)	—	—	(1.60)	58.88	(13.70)	(13.60)	1.08	0.95	4.20	4.33	185,555	—
Short MidCap400
Year ended May 31, 2011	41.03	(0.30)	(11.13)	—	(h)	(11.43)	—	—	—	—	29.60	(27.88)	(27.77)	1.25	0.95	(1.12)	(0.83)	24,422	—
Year ended May 31, 2010	58.33	(0.40)	(16.91)	0.01		(17.30)	—	—	—	—	41.03	(29.67)	(29.56)	1.18	0.95	(1.09)	(0.85)	40,007	—
Year ended May 31, 2009	57.36	(0.01)	12.63	0.01		12.63	(0.36)	(11.30)	—	(11.66)	58.33	18.18	17.91	1.26	0.95	(0.32)	(0.01)	30,626	—
Year ended May 31, 2008	56.87	2.06	1.14	0.01		3.21	(2.72)	—	—	(2.72)	57.36	5.55	5.52	1.11	0.95	3.26	3.42	38,716	—
June 19, 2006* through May 31, 2007	70.00	2.65	(13.33)	—		(10.68)	(2.45)	—	—	(2.45)	56.87	(15.54)	(15.51)	1.07	0.95	4.24	4.36	110,890	—
Short SmallCap600
Year ended May 31, 2011	35.54	(0.25)	(9.44)	—	(h)	(9.69)	—	—	—	—	25.85	(27.27)	(27.04)	1.20	0.95	(1.10)	(0.85)	52,342	—
Year ended May 31, 2010	51.47	(0.35)	(15.59)	0.01		(15.93)	—	—	—	—	35.54	(30.95)	(31.11)	1.21	0.95	(1.11)	(0.86)	26,655	—
Year ended May 31, 2009	69.75	(0.13)	14.50	0.03		14.40	(0.38)	(32.30)	—	(32.68)	51.47	13.89	14.11	1.45	0.95	(0.69)	(0.19)	23,161	—
Year ended May 31, 2008	65.09	2.03	5.59	—	(h)	7.62	(2.96)	—	—	(2.96)	69.75	11.89	11.73	1.54	0.95	2.26	2.85	15,694	—
January 23, 2007* through May 31, 2007	70.00	1.05	(5.96)	—		(4.91)	—	—	—	—	65.09	(7.01)	(6.84)	1.89	0.95	3.49	4.43	9,763	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 249

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Russell2000
Year ended May 31, 2011	$40.28	$(0.29)	$(10.98)	$0.01		$(11.26)	$—	$—	$—	$—	$29.02	(27.95)%	(27.88)%	1.04%	0.95%	(0.93)%	(0.84)%	$398,266	—%
Year ended May 31, 2010	58.14	(0.38)	(17.49)	0.01		(17.86)	—	—	—	—	40.28	(30.72)	(30.77)	1.07	0.95	(0.98)	(0.86)	259,782	—
Year ended May 31, 2009	72.32	0.02	10.60	0.03		10.65	(0.61)	(24.22)	—	(24.83)	58.14	9.02	8.78	1.14	0.95	(0.16)	0.03	78,489	—
Year ended May 31, 2008	66.19	1.88	6.03	0.04		7.95	(1.82)	—	—	(1.82)	72.32	12.14	12.20	1.14	0.95	2.32	2.51	81,360	—
January 23, 2007* through May 31, 2007	70.00	1.02	(4.83)	—		(3.81)	—	—	—	—	66.19	(5.44)	(5.29)	1.70	0.95	3.52	4.27	24,822	—
UltraShort QQQ®
Year ended May 31, 2011(o)	90.08	(0.54)	(40.56)	0.01		(41.09)	—	—	—	—	48.99	(45.62)	(45.53)	1.02	0.95	(0.91)	(0.83)	693,640	—
Year ended May 31, 2010(o)	171.86	(0.91)	(80.89)	0.02		(81.78)	—	—	—	—	90.08	(47.57)	(47.67)	1.02	0.95	(0.92)	(0.85)	887,757	—
Year ended May 31, 2009(o)	187.01	0.51	33.10	0.24		33.85	(1.50)	(47.50)	—	(49.00)	171.86	7.08	7.00	1.02	0.95	0.14	0.21	956,422	—
Year ended May 31, 2008(o)	231.07	7.00	(42.78)	0.26		(35.52)	(8.54)	—	—	(8.54)	187.01	(15.71)	(15.43)	1.02	0.95	3.17	3.24	1,742,037	—
July 11, 2006* through May 31, 2007(o)	350.00	9.90	(124.29)	—		(114.39)	(4.54)	—	—	(4.54)	231.07	(32.86)	(33.01)	0.98	0.95	4.27	4.30	2,315,287	—
UltraShort Dow30SM
Year ended May 31, 2011	29.25	(0.19)	(12.18)	—	(h)	(12.37)	—	—	—	—	16.88	(42.29)	(42.19)	0.97	0.95	(0.85)	(0.83)	339,279	—
Year ended May 31, 2010	48.15	(0.28)	(18.62)	—	(h)	(18.90)	—	—	—	—	29.25	(39.25)	(39.04)	0.97	0.95	(0.87)	(0.85)	533,081	—
Year ended May 31, 2009	52.84	(0.07)	15.35	0.04		15.32	(0.34)	(19.67)	—	(20.01)	48.15	23.56	22.50	0.98	0.95	(0.14)	(0.11)	639,203	—
Year ended May 31, 2008	48.86	1.58	4.05	0.07		5.70	(1.72)	—	—	(1.72)	52.84	11.92	12.21	0.98	0.95	3.03	3.06	558,740	—
July 11, 2006* through May 31, 2007	70.00	2.13	(22.17)	—		(20.04)	(1.10)	—	—	(1.10)	48.86	(28.86)	(28.80)	1.05	0.95	4.21	4.31	575,285	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

250 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort S&P500®
Year ended May 31, 2011	$34.40	$(0.20)	$(14.12)	$—	(h)	$(14.32)	$—	$—	$—	$—	$20.08	(41.64)%	(41.61)%	0.89%	0.89%	(0.77)%	(0.77)%	$2,034,927	—%
Year ended May 31, 2010	56.13	(0.31)	(21.42)	—	(h)	(21.73)	—	—	—	—	34.40	(38.71)	(38.04)	0.90	0.90	(0.80)	(0.80)	3,511,675	—
Year ended May 31, 2009	56.62	(0.10)	15.25	0.04		15.19	(0.39)	(15.29)	—	(15.68)	56.13	20.68	19.51	0.91	0.91	(0.14)	(0.14)	3,872,853	—
Year ended May 31, 2008	51.05	1.56	5.63	0.06		7.25	(1.68)	—	—	(1.68)	56.62	14.38	14.27	0.91	0.91	2.74	2.74	2,564,672	—
July 11, 2006* through May 31, 2007	70.00	2.21	(20.09)	—		(17.88)	(1.07)	—	—	(1.07)	51.05	(25.72)	(25.76)	0.96	0.95	4.33	4.35	941,936	—
UltraShort Russell3000
Year ended May 31, 2011	23.84	(0.15)	(10.17)	0.01		(10.31)	—	—	—	—	13.53	(43.27)	(42.68)	6.25	0.95	(6.12)	(0.83)	1,353	—
June 30, 2009* through May 31, 2010	40.00	(0.22)	(15.95)	0.01		(16.16)	—	—	—	—	23.84	(40.38)	(40.43)	2.17	0.95	(2.08)	(0.86)	2,385	—
UltraShort MidCap400
Year ended May 31, 2011(n)	74.22	(0.44)	(36.16)	0.01		(36.59)	—	—	—	—	37.63	(49.31)	(49.30)	1.26	0.95	(1.13)	(0.82)	28,926	—
Year ended May 31, 2010(n)	156.09	(0.82)	(81.05)	—	(h)	(81.87)	—	—	—	—	74.22	(52.43)	(52.33)	1.14	0.95	(1.03)	(0.85)	43,141	—
Year ended May 31, 2009(n)	196.29	0.69	55.86	0.14		56.69	(1.49)	(95.40)	—	(96.89)	156.09	9.02	8.63	1.03	0.95	0.19	0.27	61,460	—
Year ended May 31, 2008(n)	197.38	6.83	0.27	0.08		7.18	(8.27)	—	—	(8.27)	196.29	3.26	3.47	0.98	0.95	3.02	3.05	180,341	—
July 11, 2006* through May 31, 2007(n)	280.00	9.25	(85.79)	—		(76.54)	(6.08)	—	—	(6.08)	197.38	(27.71)	(27.83)	1.05	0.95	4.29	4.39	188,742	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 251

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort SmallCap600
Year ended May 31, 2011(n)	$85.62	$(0.53)	$(41.64)	$0.02	$(42.15)	$—	$—	$—	$—	$43.47	(49.24)%	(49.26)%	1.53%	0.95%	(1.40)%	(0.82)%	$20,374	—%
Year ended May 31, 2010(n)	188.38	(0.97)	(101.81)	0.02	(102.76)	—	—	—	—	85.62	(54.56)	(54.78)	1.36	0.95	(1.25)	(0.84)	19,264	—
Year ended May 31, 2009(n)	263.76	0.96	39.35	0.30	40.61	(1.54)	(114.45)	—	(115.99)	188.38	0.75	0.81	1.11	0.95	0.15	0.31	24,725	—
Year ended May 31, 2008(n)	236.53	7.72	27.64 (i)	0.18	35.54	(8.31)	—	—	(8.31)	263.76	15.08	15.14	1.09	0.95	2.55	2.69	64,291	—
January 23, 2007* through May 31, 2007(n)	280.00	4.11	(47.58)	—	(43.47)	—	—	—	—	236.53	(15.53)	(15.23)	1.59	0.95	3.87	4.51	22,174	—
UltraShort Russell2000
Year ended May 31, 2011(n)	81.52	(0.49)	(40.63)	0.01	(41.11)	—	—	—	—	40.41	(50.43)	(50.34)	1.04	0.95	(0.92)	(0.83)	446,163	—
Year ended May 31, 2010(n)	179.37	(0.90)	(96.97)	0.02	(97.85)	—	—	—	—	81.52	(54.56)	(54.78)	1.04	0.95	(0.93)	(0.84)	469,252	—
Year ended May 31, 2009(n)	272.43	0.93	7.57	0.23	8.73	(1.76)	(100.03)	—	(101.79)	179.37	(10.64)	(9.70)	1.02	0.95	0.24	0.31	578,467	—
Year ended May 31, 2008(n)	244.01	7.64	27.23 (i)	0.16	35.03	(6.61)	—	—	(6.61)	272.43	14.39	13.81	1.02	0.95	2.53	2.60	1,169,737	—
January 23, 2007* through May 31, 2007(n)	280.00	3.80	(39.79)	—	(35.99)	—	—	—	—	244.01	(12.86)	(13.04)	1.08	0.95	4.02	4.15	210,461	—
UltraPro Short QQQ®
Year ended May 31, 2011	61.82	(0.27)	(37.70)	0.01	(37.96)	—	—	—	—	23.86	(61.39)	(61.47)	1.20	0.95	(1.08)	(0.83)	89,493	—
February 9, 2010* through May 31, 2010	80.00	(0.15)	(18.03)	—	(18.18)	—	—	—	—	61.82	(22.73)	(22.66)	1.86	0.95	(1.73)	(0.82)	27,818	—
UltraPro Short Dow30SM
Year ended May 31, 2011	71.85	(0.36)	(40.70)	0.01	(41.05)	—	—	—	—	30.80	(57.14)	(57.18)	1.25	0.95	(1.13)	(0.83)	33,876	—
February 9, 2010* through May 31, 2010	80.00	(0.16)	(7.99)	—	(8.15)	—	—	—	—	71.85	(10.18)	(10.04)	2.15	0.95	(2.02)	(0.83)	10,778	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

252 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro Short S&P500®
Year ended May 31, 2011	$34.64	$(0.18)	$(19.50)	$—	(h)	$(19.68)	$—	$—	$—	$—	$14.96	(56.81)%	(56.68)%	0.95%	0.95%	(0.82)%	(0.82)%	$308,943	—%
June 23, 2009* through May 31, 2010	80.00	(0.29)	(45.08)	0.01		(45.36)	—	—	—	—	34.64	(56.70)	(56.80)	1.01	0.95	(0.91)	(0.86)	249,373	—
UltraPro Short MidCap400
Year ended May 31, 2011	55.52	(0.26)	(36.17)	—		(36.43)	—	—	—	—	19.09	(65.62)	(65.64)	2.41	0.95	(2.28)	(0.82)	9,543	—
February 9, 2010* through May 31, 2010	80.00	(0.14)	(24.34)	—		(24.48)	—	—	—	—	55.52	(30.60)	(30.69)	2.74	0.95	(2.63)	(0.84)	5,552	—
UltraPro Short Russell2000
Year ended May 31, 2011	50.26	(0.21)	(33.72)	—	(h)	(33.93)	—	—	—	—	16.33	(67.51)	(67.45)	1.23	0.95	(1.12)	(0.84)	54,697	—
February 9, 2010* through May 31, 2010	80.00	(0.13)	(29.61)	—		(29.74)	—	—	—	—	50.26	(37.18)	(37.21)	2.12	0.95	(1.99)	(0.82)	15,077	—
UltraShort Russell1000 Value
Year ended May 31, 2011	48.62	(0.34)	(19.53)	0.01		(19.86)	—	—	—	—	28.76	(40.85)	(40.11)	3.17	0.95	(3.04)	(0.82)	2,157	—
Year ended May 31, 2010	84.91	(0.47)	(35.82)	—	(h)	(36.29)	—	—	—	—	48.62	(42.74)	(42.11)	1.96	0.95	(1.85)	(0.84)	10,939	—
Year ended May 31, 2009	80.43	(0.24)	14.77 (i)	0.14		14.67	(0.66)	(9.53)	—	(10.19)	84.91	15.10	14.12	1.45	0.95	(0.71)	(0.21)	12,736	—
Year ended May 31, 2008	64.88	2.30	15.55	0.06		17.91	(2.36)	—	—	(2.36)	80.43	28.19	28.22	1.93	0.95	2.00	2.98	6,033	—
February 20, 2007* through May 31, 2007	70.00	0.87	(5.99)	—		(5.12)	—	—	—	—	64.88	(7.31)	(7.70)	2.37	0.95	3.03	4.45	4,866	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 253

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell1000 Growth
Year ended May 31, 2011	$35.16	$(0.22)	$(15.61)		$—	(h)	$(15.83)	$—	$—	$—	$—	$19.33	(45.02)%	(45.01)%	2.54%	0.95%	(2.41)%	(0.82)%	$4,349	—%
Year ended May 31, 2010	57.50	(0.34)	(22.01)		0.01		(22.34)	—	—	—	—	35.16	(38.86)	(38.64)	1.89	0.95	(1.78)	(0.85)	10,548	—
Year ended May 31, 2009	63.00	(0.12)	27.87		0.07		27.82	(0.36)	(32.96)	—	(33.32)	57.50	26.02	25.79	1.38	0.95	(0.57)	(0.14)	17,251	—
Year ended May 31, 2008	65.07	1.92	(1.29	)(i)	0.03		0.66	(2.73)	—	—	(2.73)	63.00	0.75	1.11	1.50	0.95	2.28	2.83	14,175	—
February 20, 2007* through May 31, 2007	70.00	0.88	(5.81)		—		(4.93)	—	—	—	—	65.07	(7.04)	(7.46)	2.36	0.95	3.03	4.44	4,881	—
UltraShort Russell MidCap Value
Year ended May 31, 2011(n)	88.60	(0.58)	(40.62)		0.04		(41.16)	—	—	—	—	47.44	(46.46)	(45.29)	3.99	0.95	(3.85)	(0.81)	1,777	—
Year ended May 31, 2010(n)	217.92	(1.00)	(113.95)		0.03		(114.92)	—	(14.40)	—	(14.40)	88.60	(56.07)	(56.50)	3.54	0.95	(3.43)	(0.84)	3,322	—
Year ended May 31, 2009(n)	313.53	(1.21)	128.70		0.11		127.60	(1.53)	(221.68)	—	(223.21)	217.92	14.54	13.85	2.51	0.95	(1.86)	(0.30)	4,086	—
Year ended May 31, 2008(n)	262.98	9.32	56.14		—		65.46	(12.28)	(2.63)	—	(14.91)	313.53	25.08	31.85	2.05	0.95	1.75	2.85	5,879	—
February 20, 2007* through May 31, 2007(n)	280.00	3.57	(20.59)		—		(17.02)	—	—	—	—	262.98	(6.09)	(5.79)	2.37	0.95	3.12	4.53	4,931	—
UltraShort Russell MidCap Growth
Year ended May 31, 2011(n)	92.35	(0.58)	(47.27)		0.03		(47.82)	—	—	—	—	44.53	(51.79)	(51.75)	3.27	0.95	(3.13)	(0.81)	2,503	—
Year ended May 31, 2010(n)	181.57	(0.97)	(88.27)		0.02		(89.22)	—	—	—	—	92.35	(49.14)	(49.35)	2.48	0.95	(2.38)	(0.84)	5,195	—
Year ended May 31, 2009(n)	242.96	0.71	143.09		0.17		143.97	(2.24)	(203.12)	—	(205.36)	181.57	21.03	21.38	1.78	0.95	(0.61)	0.22	6,809	—
Year ended May 31, 2008(n)	257.63	7.38	(8.60)		0.18		(1.04)	(13.63)	—	—	(13.63)	242.96	(0.82)	(0.88)	1.92	0.95	1.75	2.72	13,666	—
February 20, 2007* through May 31, 2007(n)	280.00	3.56	(25.93)		—		(22.37)	—	—	—	—	257.63	(7.99)	(7.86)	1.99	0.95	3.51	4.55	4,831	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

254 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell2000 Value
Year ended May 31, 2011(n)	$83.86	$(0.55)	$(36.86)		$0.01		$(37.40)	$—	$—	$—	$—	$46.46	(44.61)%	(44.54)%	2.07%	0.95%	(1.94)%	(0.82)%	$6,096	—%
Year ended May 31, 2010(n)	196.91	(1.01)	(112.06)		0.02		(113.05)	—	—	—	—	83.86	(57.42)	(57.68)	1.85	0.95	(1.74)	(0.84)	7,862	—
Year ended May 31, 2009(n)	336.50	0.29	(15.72	)(i)	0.35		(15.08)	(2.36)	(122.15)	—	(124.51)	196.91	(16.68)	(16.36)	1.46	0.95	(0.43)	0.08	14,768	—
Year ended May 31, 2008(n)	274.64	9.58	65.18	(i)	0.29		75.05	(12.88)	(0.31)	—	(13.19)	336.50	27.75	27.63	1.26	0.95	2.34	2.65	25,238	—
February 20, 2007* through May 31, 2007(n)	280.00	3.84	(9.20)		—		(5.36)	—	—	—	—	274.64	(1.91)	(1.61)	2.12	0.95	3.59	4.76	5,150	—
UltraShort Russell2000 Growth
Year ended May 31, 2011(o)	83.50	(0.48)	(45.85)		0.02		(46.31)	—	—	—	—	37.19	(55.46)	(55.06)	1.81	0.95	(1.68)	(0.82)	10,039	—
Year ended May 31, 2010(o)	190.53	(0.90)	(89.71)		0.02		(90.59)	—	(16.44)	—	(16.44)	83.50	(51.35)	(51.60)	1.80	0.95	(1.69)	(0.84)	12,525	—
Year ended May 31, 2009(o)	332.75	1.31	87.66		0.27		89.24	(2.78)	(228.68)	—	(231.46)	190.53	(1.51)	(1.08)	1.61	0.95	(0.31)	0.35	11,432	—
Year ended May 31, 2008(o)	327.77	10.04	5.71	(i)	0.12		15.87	(10.89)	—	—	(10.89)	332.75	4.76	4.50	1.24	0.95	2.45	2.74	44,922	—
February 20, 2007* through May 31, 2007(o)	350.00	4.59	(26.82)		—		(22.23)	—	—	—	—	327.77	(6.36)	(6.17)	1.78	0.95	3.84	4.66	14,750	—
Short Basic Materials
Year ended May 31, 2011	53.43	(0.36)	(17.68)		—	(h)	(18.04)	—	—	—	—	35.39	(33.76)	(33.01)	2.21	0.95	(2.09)	(0.83)	5,308	—
March 16, 2010* through May 31, 2010	50.00	(0.09)	3.51		0.01		3.43	—	—	—	—	53.43	6.86	5.98	3.52	0.95	(3.39)	(0.82)	5,343	—
Short Financials
Year ended May 31, 2011	41.93	(0.32)	(5.98)		—	(h)	(6.30)	—	—	—	—	35.63	(15.05)	(15.06)	1.05	0.95	(0.93)	(0.84)	93,528	—
Year ended May 31, 2010	56.71	(0.39)	(14.39)		—	(h)	(14.78)	—	—	—	—	41.93	(26.06)	(26.19)	1.04	0.95	(0.94)	(0.85)	103,783	—
June 10, 2008* through May 31, 2009	70.00	(0.42)	(9.29)		—	(h)	(9.71)	(0.14)	(3.44)	—	(3.58)	56.71	(15.41)	(15.20)	1.19	0.95	(0.81)	(0.57)	157,371	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 255

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Oil & Gas
Year ended May 31, 2011	$54.06	$(0.36)	$(18.79)	$—	(h)	$(19.15)	$—	$—	$—	$—	$34.91	(35.44)%	(35.21)%	1.91%	0.95%	(1.79)%	(0.83)%	$10,474	—%
Year ended May 31, 2010	59.14	(0.46)	(4.62)	—	(h)	(5.08)	—	—	—	—	54.06	(8.59)	(8.86)	1.81	0.95	(1.73)	(0.87)	12,164	—
June 10, 2008* through May 31, 2009	70.00	0.15	13.47	0.01		13.63	(0.20)	(24.29)	—	(24.49)	59.14	12.66	13.04	1.70	0.95	(0.55)	0.20	4,435	—
Short Real Estate
Year ended May 31, 2011	48.14	(0.34)	(13.01)	0.01		(13.34)	—	—	—	—	34.80	(27.73)	(27.20)	1.33	0.95	(1.21)	(0.83)	10,439	—
March 16, 2010* through May 31, 2010	50.00	(0.08)	(1.79)	0.01		(1.86)	—	—	—	—	48.14	(3.72)	(4.12)	3.68	0.95	(3.54)	(0.82)	4,814	—
Short KBW Regional Banking
Year ended May 31, 2011	65.55	(0.53)	(7.09)	0.02		(7.60)	—	—	—	—	57.95	(11.61)	(11.31)	1.24	0.95	(1.13)	(0.84)	23,181	—
April 20, 2010* through May 31, 2010	60.00	(0.06)	5.60	0.01		5.55	—	—	—	—	65.55	9.25	9.35	3.40	0.95	(3.27)	(0.82)	19,665	—
UltraShort Basic Materials
Year ended May 31, 2011	39.76	(0.20)	(22.95)	0.01		(23.14)	—	—	—	—	16.62	(58.20)	(58.07)	1.06	0.95	(0.92)	(0.81)	96,235	—
Year ended May 31, 2010(k)	88.93	(0.41)	(48.79)	0.03		(49.17)	—	—	—	—	39.76	(55.30)	(55.66)	1.05	0.95	(0.94)	(0.84)	131,792	—
Year ended May 31, 2009(k)	142.62	0.85	79.28	0.29		80.42	(1.21)	(132.90)	—	(134.11)	88.93	1.25	1.23	1.01	0.95	0.37	0.43	62,692	—
Year ended May 31, 2008(k)	265.38	4.10	(118.26)	0.28		(113.88)	(8.88)	—	—	(8.88)	142.62	(44.32)	(43.75)	1.08	0.95	2.07	2.20	205,366	—
January 30, 2007* through May 31, 2007(k)	350.00	4.79	(89.41)	—		(84.62)	—	—	—	—	265.38	(24.17)	(24.54)	2.00	0.95	3.64	4.69	7,961	—
UltraShort Nasdaq Biotechnology
Year ended May 31, 2011	74.59	(0.49)	(38.11)	0.01		(38.59)	—	—	—	—	36.00	(51.74)	(51.12)	2.20	0.95	(2.07)	(0.82)	1,800	—
April 7, 2010* through May 31, 2010	60.00	(0.08)	14.66	0.01		14.59	—	—	—	—	74.59	24.32	23.17	3.56	0.95	(3.42)	(0.81)	7,459	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

256 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Consumer Goods
Year ended May 31, 2011	$40.49	$(0.25)	$(17.88)		$0.01	$(18.12)	$—	$—	$—	$—	$22.37	(44.75)%	(44.66)%	2.02%	0.95%	(1.89)%	(0.82)%	$6,712	—%
Year ended May 31, 2010	65.58	(0.39)	(24.71)		0.01	(25.09)	—	—	—	—	40.49	(38.26)	(38.31)	1.49	0.95	(1.38)	(0.84)	15,184	—
Year ended May 31, 2009	68.96	0.04	15.73		0.07	15.84	(0.36)	(18.86)	—	(19.22)	65.58	18.16	17.50	1.19	0.95	(0.19)	0.05	19,674	—
Year ended May 31, 2008	64.74	1.84	4.90		0.03	6.77	(2.55)	—	—	(2.55)	68.96	10.70	11.15	1.38	0.95	2.29	2.72	25,861	—
January 30, 2007* through May 31, 2007	70.00	1.02	(6.28)		—	(5.26)	—	—	—	—	64.74	(7.51)	(7.57)	1.91	0.95	3.52	4.47	9,711	—
UltraShort Consumer Services
Year ended May 31, 2011	31.04	(0.21)	(13.08)		0.01	(13.28)	—	—	—	—	17.76	(42.80)	(42.64)	1.35	0.95	(1.20)	(0.81)	13,323	—
Year ended May 31, 2010	64.37	(0.37)	(32.97)		0.01	(33.33)	—	—	—	—	31.04	(51.78)	(51.73)	1.15	0.95	(1.03)	(0.83)	32,595	—
Year ended May 31, 2009	83.90	0.02	14.66		0.10	14.78	(0.40)	(33.91)	—	(34.31)	64.37	5.04	4.78	1.03	0.95	(0.06)	0.02	72,413	—
Year ended May 31, 2008	67.48	1.83	19.97	(i)	0.06	21.86	(3.06)	(2.38)	—	(5.44)	83.90	32.97	33.27	1.15	0.95	1.87	2.07	100,678	—
January 30, 2007* through May 31, 2007	70.00	1.06	(3.58)		—	(2.52)	—	—	—	—	67.48	(3.60)	(3.70)	1.94	0.95	3.56	4.55	5,601	—
UltraShort Financials
Year ended May 31, 2011(n)	84.48	(0.60)	(25.00)		0.01	(25.59)	—	—	—	—	58.89	(30.29)	(30.10)	0.97	0.95	(0.85)	(0.84)	307,966	—
Year ended May 31, 2010(n)	165.54	(0.89)	(80.20)		0.03	(81.06)	—	—	—	—	84.48	(48.97)	(49.24)	0.96	0.95	(0.86)	(0.85)	598,763	—
Year ended May 31, 2009(n)	440.65	1.60	(276.01	)(i)	0.72	(273.69)	(1.42)	—	—	(1.42)	165.54	(62.32)	(62.28)	0.95	0.95	0.38	0.38	1,204,273	—
Year ended May 31, 2008(n)	272.55	9.14	167.02		0.33	176.49	(8.39)	—	—	(8.39)	440.65	65.66	66.41	0.96	0.95	2.24	2.25	2,164,712	—
January 30, 2007* through May 31, 2007(n)	280.00	4.04	(11.49)		—	(7.45)	—	—	—	—	272.55	(2.66)	(2.86)	1.30	0.95	3.92	4.27	56,213	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 257

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Health Care
Year ended May 31, 2011	$38.02	$(0.25)	$(16.18)		$—		$(16.43)	$—	$—	$—	$—	$21.59	(43.21)%	(43.27)%	3.37%	0.95%	(3.25)%	(0.83)%	$3,239	—%
Year ended May 31, 2010	54.82	(0.34)	(16.46)		—	(h)	(16.80)	—	—	—	—	38.02	(30.66)	(32.07)	2.52	0.95	(2.41)	(0.84)	5,703	—
Year ended May 31, 2009	77.46	0.01	7.52	(i)	0.03		7.56	(0.55)	(29.65)	—	(30.20)	54.82	5.26	8.06	1.78	0.95	(0.81)	0.02	12,336	—
Year ended May 31, 2008	63.76	2.15	14.54		—		16.69	(2.99)	—	—	(2.99)	77.46	26.90	32.49	1.63	0.95	2.34	3.02	11,619	—
January 30, 2007* through May 31, 2007	70.00	1.02	(7.26)		—		(6.24)	—	—	—	—	63.76	(8.91)	(9.09)	1.91	0.95	3.53	4.49	9,564	—
UltraShort Industrials
Year ended May 31, 2011(n)	82.59	(0.50)	(39.81)		0.05		(40.26)	—	—	—	—	42.33	(48.75)	(48.68)	2.02	0.95	(1.89)	(0.82)	7,140	—
Year ended May 31, 2010(n)	173.33	(0.94)	(89.82)		0.02		(90.74)	—	—	—	—	82.59	(52.34)	(52.12)	1.42	0.95	(1.30)	(0.83)	13,937	—
Year ended May 31, 2009(n)	216.34	0.50	148.85		0.25		149.60	(1.23)	(191.38)	—	(192.61)	173.33	43.35	42.30	1.09	0.95	0.03	0.16	35,750	—
Year ended May 31, 2008(n)	227.67	5.84	(8.33)		0.29		(2.20)	(9.13)	—	—	(9.13)	216.34	(1.09)	(0.87)	1.36	0.95	2.03	2.44	28,394	—
January 30, 2007* through May 31, 2007(n)	280.00	4.01	(56.34)		—		(52.33)	—	—	—	—	227.67	(18.69)	(18.64)	2.00	0.95	3.57	4.62	4,269	—
UltraShort Oil & Gas
Year ended May 31, 2011	69.02	(0.36)	(41.05)		0.01		(41.40)	—	—	—	—	27.62	(59.99)	(59.96)	1.05	0.95	(0.93)	(0.83)	115,168	—
Year ended May 31, 2010(k)	86.61	(0.61)	(17.00)		0.02		(17.59)	—	—	—	—	69.02	(20.30)	(19.67)	1.00	0.95	(0.91)	(0.86)	137,688	—
Year ended May 31, 2009(k)	143.61	1.00	(17.55	)(i)	0.17		(16.38)	(1.30)	(39.32)	—	(40.62)	86.61	(22.80)	(23.55)	0.95	0.95	0.62	0.62	219,567	—
Year ended May 31, 2008(k)	254.96	3.11	(109.64)		0.11		(106.42)	(4.93)	—	—	(4.93)	143.61	(42.37)	(42.21)	0.99	0.95	1.78	1.82	2,328,579	—
January 30, 2007* through May 31, 2007(k)	350.00	4.70	(99.74)		—		(95.04)	—	—	—	—	254.96	(27.16)	(27.16)	1.59	0.95	3.87	4.51	30,595	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

258 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Real Estate
Year ended May 31, 2011	$27.38	$(0.16)	$(13.61)	$—	(h)	$(13.77)	$—	$—	$—	$—	$13.61	(50.29)%	(50.29)%	0.99%	0.95%	(0.85)%	(0.81)%	$173,319	—%
Year ended May 31, 2010(k)	97.42	(0.40)	(69.65)	0.01		(70.04)	—	—	—	—	27.38	(71.90)	(72.07)	0.97	0.95	(0.86)	(0.85)	439,024	—
Year ended May 31, 2009(k)	422.22	(0.28)	(299.38)	0.34		(299.32)	(2.65)	(22.83)	—	(25.48)	97.42	(74.95)	(74.96)	0.96	0.95	(0.11)	(0.10)	1,239,185	—
Year ended May 31, 2008(k)	383.64	13.29	33.09 (i)	0.44		46.82	(8.24)	—	—	(8.24)	422.22	12.03	12.33	0.98	0.95	2.66	2.69	804,324	—
January 30, 2007* through May 31, 2007(k)	350.00	5.48	28.16	—		33.64	—	—	—	—	383.64	9.61	9.90	1.24	0.95	4.00	4.29	97,829	—
UltraShort Semiconductors
Year ended May 31, 2011(o)	81.59	(0.51)	(35.72)	0.02		(36.21)	—	—	—	—	45.38	(44.39)	(44.34)	1.40	0.95	(1.28)	(0.83)	21,777	—
Year ended May 31, 2010(o)	191.84	(0.90)	(109.38)	0.03		(110.25)	—	—	—	—	81.59	(57.47)	(57.78)	1.31	0.95	(1.19)	(0.83)	24,477	—
Year ended May 31, 2009(o)	276.94	0.16	128.02	0.38		128.56	(1.93)	(211.73)	—	(213.66)	191.84	3.64	4.01	1.25	0.95	(0.26)	0.04	34,531	—
Year ended May 31, 2008(o)	308.21	8.47	(27.43)	0.23		(18.73)	(12.54)	—	—	(12.54)	276.94	(6.11)	(5.58)	1.46	0.95	2.13	2.64	24,925	—
January 30, 2007* through May 31, 2007(o)	350.00	5.01	(46.80)	—		(41.79)	—	—	—	—	308.21	(11.94)	(12.16)	1.94	0.95	3.57	4.55	9,246	—
UltraShort Technology
Year ended May 31, 2011(n)	91.17	(0.57)	(35.60)	0.01		(36.16)	—	—	—	—	55.01	(39.68)	(39.58)	1.51	0.95	(1.38)	(0.83)	18,556	—
Year ended May 31, 2010(n)	176.44	(0.90)	(84.37)	—	(h)	(85.27)	—	—	—	—	91.17	(48.33)	(48.20)	1.37	0.95	(1.26)	(0.84)	22,224	—
Year ended May 31, 2009(n)	216.90	(0.14)	67.46	0.12		67.44	(2.05)	(105.85)	—	(107.90)	176.44	7.97	7.36	1.13	0.95	(0.23)	(0.05)	36,391	—
Year ended May 31, 2008(n)	252.11	5.70	(29.79)	0.21		(23.88)	(11.33)	—	—	(11.33)	216.90	(9.69)	(9.66)	1.22	0.95	1.93	2.20	40,668	—
January 30, 2007* through May 31, 2007(n)	280.00	4.22	(32.11)	—		(27.89)	—	—	—	—	252.11	(9.96)	(9.71)	1.95	0.95	3.56	4.55	4,727	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 259

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Telecommunications
Year ended May 31, 2011(o)	$69.84	$(0.40)	$(34.55)		$0.02		$(34.93)	$—	$—	$—	$—	$34.91	(50.02)%	(48.98)%	6.40%	0.95%	(6.28)%	(0.83)%	$2,094	—%
Year ended May 31, 2010(o)	155.02	(0.76)	(36.57)		0.01		(37.32)	(0.53)	(47.33)	—	(47.86)	69.84	(32.03)	(34.04)	7.05	0.95	(6.95)	(0.85)	2,095	—
Year ended May 31, 2009 (o)	267.86	0.88	55.54		0.07		56.49	(2.91)	(166.42)	—	(169.33)	155.02	(2.77)	(0.82)	2.24	0.95	(1.03)	0.27	2,325	—
March 25, 2008* through May 31, 2008(o)	350.00	0.72	(82.94	)(i)	0.08		(82.14)	—	—	—	—	267.86	(23.47)	(23.74)	3.21	0.95	(1.01)	1.25	8,036	—
UltraShort Utilities
Year ended May 31, 2011	22.19	(0.14)	(8.62)		—	(h)	(8.76)	—	—	—	—	13.43	(39.48)	(38.46)	2.95	0.95	(2.82)	(0.82)	4,030	—
Year ended May 31, 2010	41.06	(0.21)	(10.83)		—	(h)	(11.04)	(0.09)	(7.74)	—	(7.83)	22.19	(30.14)	(31.40)	2.23	0.95	(2.13)	(0.85)	6,656	—
Year ended May 31, 2009	50.89	0.03	23.24		0.03		23.30	(0.31)	(32.82)	—	(33.13)	41.06	41.38	42.53	2.21	0.95	(1.20)	0.05	12,318	—
Year ended May 31, 2008	54.43	1.81	(3.46)		0.05		(1.60)	(1.94)	—	—	(1.94)	50.89	(3.36)	(3.16)	1.43	0.95	2.70	3.18	19,085	—
January 30, 2007* through May 31, 2007	70.00	0.88	(16.45)		—	(h)	(15.57)	—	—	—	—	54.43	(22.24)	(22.39)	2.00	0.95	3.44	4.49	16,330	—
Short MSCI EAFE
Year ended May 31, 2011	64.33	(0.44)	(17.79)		0.01		(18.22)	—	—	—	—	46.11	(28.32)	(28.23)	1.05	0.95	(0.92)	(0.83)	103,751	—
Year ended May 31, 2010	73.29	(0.53)	(8.46)		0.03		(8.96)	—	—	—	—	64.33	(12.23)	(12.48)	1.15	0.95	(1.05)	(0.85)	164,029	—
Year ended May 31, 2009	73.63	(0.31)	16.49	(i)	0.04		16.22	(0.32)	(16.24)	—	(16.56)	73.29	18.01	18.21	1.15	0.95	(0.53)	(0.33)	60,461	—
October 23, 2007* through May 31, 2008	70.00	1.06	3.07		0.02		4.15	(0.52)	—	—	(0.52)	73.63	5.92	6.05	1.90	0.95	1.38	2.33	11,044	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

260 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short MSCI Emerging Markets
Year ended May 31, 2011	$40.01	$(0.28)	$(10.30)	$—	(h)	$(10.58)	$—	$—	$—	$—	$29.43	(26.44)%	(27.21)%	1.04%	0.95%	(0.92)%	(0.83)%	$220,730	—%
Year ended May 31, 2010	52.10	(0.35)	(11.75)	0.01		(12.09)	—	—	—	—	40.01	(23.21)	(22.70)	1.05	0.95	(0.96)	(0.86)	303,109	—
Year ended May 31, 2009	69.46	0.03	(9.34)	0.05		(9.26)	(0.44)	(7.66)	—	(8.10)	52.10	(17.55)	(16.71)	1.19	0.95	(0.21)	0.03	54,701	—
October 30, 2007* through May 31, 2008	70.00	0.82	(0.74)	0.01		0.09	(0.63)	—	—	(0.63)	69.46	0.06	(0.59)	1.48	0.95	1.35	1.88	52,094	—
Short FTSE China 25
Year ended May 31, 2011	50.55	(0.37)	(10.51)	0.01		(10.87)	—	—	—	—	39.68	(21.50)	(21.88)	1.74	0.95	(1.64)	(0.86)	9,921	—
March 16, 2010* through May 31, 2010	50.00	(0.08)	0.62	0.01		0.55	—	—	—	—	50.55	1.10	2.00	3.41	0.95	(3.27)	(0.81)	7,582	—
UltraShort MSCI EAFE
Year ended May 31, 2011	45.34	(0.25)	(22.71)	0.01		(22.95)	—	—	—	—	22.39	(50.62)	(50.65)	1.46	0.95	(1.32)	(0.81)	15,112	—
Year ended May 31, 2010	62.45	(0.37)	(16.76)	0.02		(17.11)	—	—	—	—	45.34	(27.40)	(27.48)	1.29	0.95	(1.18)	(0.84)	47,603	—
Year ended May 31, 2009	74.55	0.05	12.34	0.15		12.54	(0.53)	(24.11)	—	(24.64)	62.45	4.39	4.27	1.11	0.95	(0.11)	0.05	56,206	—
October 23, 2007* through May 31, 2008	70.00	0.97	3.92 (i)	0.07		4.96	(0.41)	—	—	(0.41)	74.55	7.06	7.29	1.20	0.95	1.70	1.95	67,097	—
UltraShort MSCI Emerging Markets
Year ended May 31, 2011	55.46	(0.31)	(26.31)	0.02		(26.60)	—	—	—	—	28.86	(47.96)	(48.92)	1.00	0.95	(0.86)	(0.82)	118,187	—
Year ended May 31, 2010(k)	103.80	(0.55)	(47.83)	0.04		(48.34)	—	—	—	—	55.46	(46.57)	(45.68)	1.05	0.95	(0.95)	(0.85)	231,238	—
Year ended May 31, 2009(k)	316.77	(0.15)	(193.65)	0.51		(193.29)	(2.69)	(16.99)	—	(19.68)	103.80	(65.89)	(65.53)	1.08	0.95	(0.17)	(0.04)	207,075	—
October 30, 2007* through May 31, 2008(k)	350.00	4.25	(35.07)	0.30		(30.52)	(2.71)	—	—	(2.71)	316.77	(8.87)	(9.60)	1.01	0.95	1.87	1.93	275,590	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 261

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI Europe
Year ended May 31, 2011(n)	$107.00	$(0.54)	$(63.96)		$0.04		$(64.46)	$—	$—	$—	$—	$42.54	(60.24)%	(59.80)%	1.13%	0.95%	(0.98)%	(0.80)%	$40,409	—%
June 16, 2009* through May 31, 2010(n)	160.00	(0.78)	(52.44	)(i)	0.22		(53.00)	—	—	—	—	107.00	(33.13)	(33.75)	1.29	0.95	(1.17)	(0.83)	187,242	—
UltraShort MSCI Pacific ex-Japan
Year ended May 31, 2011(o)	107.53	(0.49)	(59.83)		0.02		(60.30)	—	—	—	—	47.23	(56.08)	(54.38)	5.13	0.95	(5.02)	(0.84)	7,084	—
June 16, 2009* through May 31, 2010(o)	200.00	(0.85)	(91.75)		0.13		(92.47)	—	—	—	—	107.53	(46.23)	(48.00)	3.01	0.95	(2.90)	(0.84)	3,226	—
UltraShort MSCI Brazil
Year ended May 31, 2011	25.80	(0.15)	(10.68)		0.01		(10.82)	—	—	—	—	14.98	(41.94)	(45.53)	1.40	0.95	(1.27)	(0.82)	14,232	—
June 16, 2009* through May 31, 2010	60.00	(0.21)	(34.01)		0.02		(34.20)	—	—	—	—	25.80	(57.00)	(54.13)	1.51	0.95	(1.40)	(0.84)	42,577	—
UltraShort FTSE China 25
Year ended May 31, 2011	42.18	(0.26)	(16.64)		0.01		(16.89)	—	—	—	—	25.29	(40.04)	(40.00)	1.04	0.95	(0.91)	(0.82)	173,727	—
Year ended May 31, 2010(k)	68.15	(0.38)	(25.59)		—	(h)	(25.97)	—	—	—	—	42.18	(38.11)	(38.21)	1.03	0.95	(0.94)	(0.86)	400,477	—
Year ended May 31, 2009(k)	337.84	0.66	(267.53)		0.30		(266.57)	(3.12)	—	—	(3.12)	68.15	(79.69)	(79.68)	1.02	0.95	0.18	0.25	169,686	—
November 6, 2007* through May 31, 2008(k)	350.00	4.89	(15.06)		0.41		(9.76)	(2.40)	—	—	(2.40)	337.84	(2.91)	(2.78)	1.05	0.95	2.06	2.16	673,999	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

262 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI Japan
Year ended May 31, 2011	$49.17	$(0.33)	$(13.03)	$0.04		$(13.32)	$—	$—	$—	$—	$35.85	(27.10)%	(27.33)%	1.64%	0.95%	(1.55)%	(0.87)%	$37,639	—%
Year ended May 31, 2010	58.79	(0.41)	(9.22)	0.01		(9.62)	—	—	—	—	49.17	(16.36)	(16.81)	1.95	0.95	(1.85)	(0.85)	14,752	—
Year ended May 31, 2009	68.59	0.12	2.56	0.05		2.73	(0.40)	(12.13)	—	(12.53)	58.79	(0.56)	(0.11)	1.82	0.95	(0.75)	0.13	13,228	—
November 6, 2007* through May 31, 2008	70.00	0.95	(1.65)	0.03		(0.67)	(0.74)	—	—	(0.74)	68.59	(1.10)	(0.98)	2.15	0.95	0.93	2.13	20,576	—
UltraShort MSCI Mexico Investable Market
Year ended May 31, 2011(n)	92.39	(0.54)	(42.55)	0.02		(43.07)	—	—	—	—	49.32	(46.62)	(48.66)	4.71	0.95	(4.58)	(0.81)	2,465	—
June 16, 2009* through May 31, 2010(n)	240.00	(1.07)	(146.65)	0.11		(147.61)	—	—	—	—	92.39	(61.50)	(59.92)	1.98	0.95	(1.88)	(0.85)	3,465	—
Short 7-10 Year Treasury
April 4, 2011* through May 31, 2011	40.00	(0.06)	(1.57)	—		(1.63)	—	—	—	—	38.37	(4.09)	(3.97)	3.76	0.95	(3.74)	(0.94)	7,673	—
Short 20+ Year Treasury
Year ended May 31, 2011	45.45	(0.37)	(3.40)	—	(h)	(3.77)	—	—	—	—	41.68	(8.32)	(8.41)	0.97	0.95	(0.87)	(0.85)	1,006,624	—
August 18, 2009* through May 31, 2010	50.00	(0.33)	(4.23)	0.01		(4.55)	—	—	—	—	45.45	(9.10)	(8.96)	1.03	0.95	(0.94)	(0.86)	479,518	—
Short High Yield
March 21, 2011* through May 31, 2011	40.00	(0.07)	(0.96)	0.01		(1.02)	—	—	—	—	38.98	(2.55)	(2.55)	3.66	0.95	(3.64)	(0.93)	9,746	—
Short Investment Grade Corporate
March 28, 2011* through May 31, 2011	40.00	(0.06)	(1.39)	—	(h)	(1.45)	—	—	—	—	38.55	(3.63)	(3.55)	4.88	0.95	(4.87)	(0.94)	3,855	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 263

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort 3-7 Year Treasury
April 4, 2011* through May 31, 2011	$40.00	$(0.06)	$(2.28)		$0.01		$(2.33)	$—	$—	$—	$—	$37.67	(5.83)%	(5.76)%	4.99%	0.95%	(4.97)%	(0.93)%	$3,767	—%
UltraShort 7-10 Year Treasury
Year ended May 31, 2011	46.68	(0.35)	(7.64)		—	(h)	(7.99)	—	—	—	—	38.69	(17.13)	(16.99)	0.98	0.95	(0.86)	(0.84)	478,837	—
Year ended May 31, 2010	56.61	(0.46)	(9.48)		0.01		(9.93)	—	—	—	—	46.68	(17.56)	(17.60)	0.99	0.95	(0.90)	(0.86)	367,630	—
Year ended May 31, 2009	72.02	(0.32)	(14.91)		0.03		(15.20)	(0.21)	—	—	(0.21)	56.61	(21.13)	(21.45)	1.01	0.95	(0.63)	(0.57)	445,822	—
April 29, 2008* through May 31, 2008	70.00	0.06	1.93		0.03		2.02	—	—	—	—	72.02	2.89	3.23	3.55	0.95	(1.66)	0.94	32,410	—
UltraShort 20+ Year Treasury
Year ended May 31, 2011	40.13	(0.30)	(6.69)		—	(h)	(6.99)	—	—	—	—	33.14	(17.44)	(17.65)	0.93	0.93	(0.82)	(0.82)	5,806,617	—
Year ended May 31, 2010	52.48	(0.42)	(11.95)		0.02		(12.35)	—	—	—	—	40.13	(23.55)	(23.48)	0.95	0.95	(0.87)	(0.87)	5,158,951	—
Year ended May 31, 2009	72.34	(0.34)	(19.38	)(i)	0.03		(19.69)	(0.17)	—	—	(0.17)	52.48	(27.25)	(27.43)	0.97	0.95	(0.73)	(0.71)	4,058,210	—
April 29, 2008* through May 31, 2008	70.00	0.05	2.25		0.04		2.34	—	—	—	—	72.34	3.34	3.89	2.37	0.95	(0.62)	0.80	92,227	—
UltraShort TIPS
February 9, 2011* through May 31, 2011	40.00	(0.10)	(4.73)		—	(h)	(4.83)	—	—	—	—	35.17	(12.08)	(12.05)	3.36	0.95	(3.32)	(0.91)	3,517	—
Credit Suisse 130/30
Year ended May 31, 2011	49.79	0.57	12.19		—	(h)	12.76	(0.40)	—	—	(0.40)	62.15	25.73	24.62	1.16	0.95	0.79	1.01	114,977	86
July 13, 2009* through May 31, 2010	40.00	0.38	9.63		0.02		10.03	(0.24)	—	—	(0.24)	49.79	25.08	25.71	1.60	0.95	0.23	0.87	54,770	101
RAFI® Long/Short
December 2, 2010* through May 31, 2011	40.00	0.13	1.34	(i)	0.02		1.49	(0.08)	—	—	(0.08)	41.41	3.72	3.57	2.00	0.95	(0.41)	0.65	18,633	45

*  Commencement of investment operations.

See accompanying notes to the financial statements.

264 :: ProShares Trust :: Financial Highlights

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units. Prior to the fiscal year ended May 31, 2008, these amounts were included under the caption "Net realized and unrealized gains (losses) on investments."

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 15, 2010.

(m)  Less than 0.005%.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective February 25, 2011.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective February 25, 2011.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 265

Notes to Financial Statements

266 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of unlimited shares at no par value and is comprised of 107 operational Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is a "non-diversified" series of the Trust pursuant to 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the "Advisor") of 1,428 shares of ProShares Short S&P 500 at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ Stock Market, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short period may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives (e.g., futures and swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of May 31, 2011, based on levels assigned to securities on May 31, 2010.

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 267

The following is a summary of the valuations as of May 31, 2011 for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type.

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs				LEVEL 3 - Significant Unobservable Inputs		Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	U.S. Treasury Obligations	U.S. Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Common Stocks / Shares of Beneficial Interest		Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra QQQ®	$386,351,402	$6,957,559	—	$22,225,755	$188,821,878	$156,352,522	—		$597,399,035	$163,310,081
Ultra Dow30SM	170,438,722	2,854,839	—	12,308,693	88,109,062	57,123,366	—		270,856,477	59,978,205
Ultra S&P500®	1,055,896,188	6,243,410	—	28,941,715	226,579,170	311,958,482	—		1,311,417,073	318,201,892
Ultra Russell3000	3,596,810	—	—	235,009	3,427,524	1,186,673	—	†	7,259,343	1,186,673
Ultra MidCap400	82,533,850	759,724	—	6,490,290	49,516,678	23,372,352	—		138,540,818	24,132,076
Ultra SmallCap600	25,291,909	—	—	1,248,763	10,071,278	12,387,090	—		36,611,950	12,387,090
Ultra Russell2000	153,740,079	3,122,789	—	5,131,811	39,545,529	62,540,519	—	†	198,417,419	65,663,308
UltraPro QQQ®	81,342,960	1,791,279	—	849,148	20,512,997	22,233,488	—		102,705,105	24,024,767
UltraPro Dow30SM	29,579,560	467,968	—	244,859	11,626,303	4,074,849	—		41,450,722	4,542,817
UltraPro S&P500®	159,524,081	3,180,315	—	648,145	27,731,476	56,244,249	—		187,903,702	59,424,564
UltraPro MidCap400	29,150,859	435,401	—	148,327	1,248,100	14,704,400	—		30,547,286	15,139,801
UltraPro Russell2000	46,948,849	1,185,824	—	866,965	11,541,496	12,478,578	—	†	59,357,310	13,664,402
Ultra Russell1000 Value	9,026,241	—	—	282,871	3,361,051	1,730,178	—		12,670,163	1,730,178
Ultra Russell1000 Growth	10,291,959	—	—	321,960	2,670,158	3,691,236	—		13,284,077	3,691,236
Ultra Russell MidCap Value	4,182,561	—	—	155,435	1,673,389	3,086,157	—		6,011,385	3,086,157
Ultra Russell MidCap Growth	7,629,360	—	—	565,311	4,184,888	4,344,442	—		12,379,559	4,344,442
Ultra Russell2000 Value	7,741,308	—	—	617,797	4,851,045	4,319,512	—		13,210,150	4,319,512
Ultra Russell2000 Growth	19,286,839	—	—	1,062,816	7,471,151	5,811,543	—	†	27,820,806	5,811,543
Ultra Basic Materials	146,182,948	—	—	17,661,950	167,684,445	39,285,198	—		331,529,343	39,285,198
Ultra Nasdaq Biotechnology	12,408,217	—	—	587,215	5,645,582	1,614,649	—		18,641,014	1,614,649
Ultra Consumer Goods	6,737,626	—	—	572,827	9,831,699	2,187,775	—		17,142,152	2,187,775
Ultra Consumer Services	4,174,390	—	—	637,268	7,102,902	1,105,424	—		11,914,560	1,105,424
Ultra Financials	764,589,604	—	—	43,008,490	304,751,002	128,809,218	—		1,112,349,096	128,809,218
Ultra Health Care	40,287,135	—	—	487,426	3,395,424	8,171,374	—		44,169,985	8,171,374
Ultra Industrials	33,734,577	—	—	2,073,326	15,012,040	4,215,165	—		50,819,943	4,215,165
Ultra Oil & Gas	234,694,792	—	—		33,637,280	127,688,289	—		268,332,072	127,688,289
Ultra Real Estate	317,762,549	—	—	18,389,069	149,058,355	129,995,047	—		485,209,973	129,995,047
Ultra KBW Regional Banking	3,557,321	—	—	83,229	1,908,927	190,230	—		5,549,477	190,230
Ultra Semiconductors	15,647,590	—	—	2,309,274	23,599,562	13,644,894	—		41,556,426	13,644,894
Ultra Technology	72,354,949	—	—	4,878,170	33,427,042	21,996,129	—		110,660,161	21,996,129
Ultra Telecommunications	4,523,966	—	—	375,524	3,178,073	1,727,324	—		8,077,563	1,727,324
Ultra Utilities	10,584,597	—	—	163,444	1,205,773	2,836,569	—		11,953,814	2,836,569
Ultra MSCI EAFE	—	—	—	534,417	4,581,286	2,425,517	—		5,115,703	2,425,517
Ultra MSCI Emerging Markets	5,284,011	—	—	1,711,205	15,269,123	6,539,434	—	†	22,264,339	6,539,434
Ultra MSCI Europe	—	—	—	205,060	2,796,069	1,111,412	—		3,001,129	1,111,412
Ultra MSCI Pacific ex-Japan	—	—	—	173,358	1,961,064	1,324,304	—		2,134,422	1,324,304

268 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs				LEVEL 3 - Significant Unobservable Inputs	Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	U.S. Treasury Obligations	U.S. Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Common Stocks / Shares of Beneficial Interest	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra MSCI Brazil	—	—	—	$1,196,314	$13,628,456	$1,963,987	—	$14,824,770	$1,963,987
Ultra FTSE China 25	—	—	—	2,668,961	29,234,450	9,603,090	—	31,903,411	9,603,090
Ultra MSCI Japan	—	—	—	2,575,895	38,189,525	5,194,934	—	40,765,420	5,194,934
Ultra MSCI Mexico Investable Market	—	—	—	140,149	1,319,902	596,777	—	1,460,051	596,777
Ultra 7-10 Year Treasury	—	$4,910	$1,295,036	1,407,954	9,871,006	475,639	—	12,573,996	480,549
Ultra 20+ Year Treasury	—	6,002	14,284,426	938,568	8,395,283	1,902,974	—	23,618,277	1,908,976
Ultra High Yield	—	—	—	408,417	3,599,939	74,276	—	4,008,356	74,276
Ultra Investment Grade Corporate	—	—	—	396,935	3,001,079	239,973	—	3,398,014	239,973
Short QQQ®	—	25,697	—	27,045,916	210,312,953	(19,907,945)	—	237,358,869	(19,882,248)
Short Dow30SM	—	(94,789)	—	27,374,346	212,655,739	(17,888,276)	—	240,030,085	(17,983,065)
Short S&P500®	—	(226,618)	—	176,147,261	1,451,811,483	(140,490,715)	—	1,627,958,744	(140,717,333)
Short MidCap400	—	(1,376)	—	2,801,863	25,204,990	(4,547,839)	—	28,006,853	(4,549,215)
Short SmallCap600	—	—	—	5,937,839	50,835,159	(4,368,750)	—	56,772,998	(4,368,750)
Short Russell2000	—	(1,437,595)	—	46,953,341	368,609,220	(26,390,734)	—	415,562,561	(27,828,329)
UltraShort QQQ®	—	247,021	—	60,835,008	538,088,067	(79,994,124)	—	598,923,075	(79,747,103)
UltraShort Dow30SM	—	238,397	—	30,521,049	262,075,179	(38,392,775)	—	292,596,228	(38,154,378)
UltraShort S&P500®	—	442,433	—	206,913,900	2,123,179,517	(318,793,751)	—	2,330,093,417	(318,351,318)
UltraShort Russell3000	—	—	—	79,329	1,016,477	(345,041)	—	1,095,806	(345,041)
UltraShort MidCap400	—	(14,377)	—	3,164,265	31,484,477	(6,002,629)	—	34,648,742	(6,017,006)
UltraShort SmallCap600	—	—	—	1,066,662	16,641,020	(4,037,803)	—	17,707,682	(4,037,803)
UltraShort Russell2000	—	118,036	—	43,649,021	380,969,868	(71,659,664)	—	424,618,889	(71,541,628)
UltraPro Short QQQ®	—	25,307	—	6,613,765	107,452,220	(30,320,688)	—	114,065,985	(30,295,381)
UltraPro Short Dow30SM	—	(32,912)	—	2,311,703	36,048,396	(5,984,683)	—	38,360,099	(6,017,595)
UltraPro Short S&P500®	—	28,048	—	26,075,659	341,607,136	(74,851,230)	—	367,682,795	(74,823,182)
UltraPro Short MidCap400	—	(12,622)	—	493,520	9,103,614	(1,156,158)	—	9,597,134	(1,168,780)
UltraPro Short Russell2000	—	(15,983)	—	3,655,052	60,401,795	(12,236,718)	—	64,056,847	(12,252,701)
UltraShort Russell1000 Value	—	—	—	147,522	1,600,869	(224,339)	—	1,748,391	(224,339)
UltraShort Russell1000 Growth	—	—	—	341,735	4,658,359	(1,058,567)	—	5,000,094	(1,058,567)
UltraShort Russell MidCap Value	—	—	—	169,378	1,969,229	(576,704)	—	2,138,607	(576,704)
UltraShort Russell MidCap Growth	—	—	—	193,421	2,382,962	(357,355)	—	2,576,383	(357,355)
UltraShort Russell2000 Value	—	—	—	538,485	5,804,060	(636,615)	—	6,342,545	(636,615)
UltraShort Russell2000 Growth	—	—	—	934,322	11,280,040	(3,187,881)	—	12,214,362	(3,187,881)
Short Basic Materials	—	—	—	602,074	5,203,443	(486,705)	—	5,805,517	(486,705)
Short Financials	—	—	—	8,751,039	73,982,395	(2,551,969)	—	82,733,434	(2,551,969)
Short Oil & Gas	—	—	—	1,096,471	9,107,409	(373,655)	—	10,203,880	(373,655)
Short Real Estate	—	—	—	1,428,480	12,372,522	(508,005)	—	13,801,002	(508,005)
Short KBW Regional Banking	—	—	—	2,380,321	17,916,806	(1,378,685)	—	20,297,127	(1,378,685)
UltraShort Basic Materials	—	—	—	8,889,264	93,971,199	(3,774,635)	—	102,860,463	(3,774,635)

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 269

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs				LEVEL 3 - Significant Unobservable Inputs	Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	U.S. Treasury Obligations	U.S. Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Common Stocks / Shares of Beneficial Interest	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraShort Nasdaq Biotechnology	—	—	—	$80,536	$2,306,695	$(569,346)	—	$2,387,231	$(569,346)
UltraShort Consumer Goods	—	—	—	638,342	7,223,412	(1,375,527)	—	7,861,754	(1,375,527)
UltraShort Consumer Services	—	—	—	1,566,069	18,202,353	(6,650,007)	—	19,768,422	(6,650,007)
UltraShort Financials	—	—	—	17,306,895	136,489,905	11,723,873	—	153,796,800	11,723,873
UltraShort Health Care	—	—	—	297,852	2,848,282	(229,637)	—	3,146,134	(229,637)
UltraShort Industrials	—	—	—	614,444	7,606,280	(1,206,915)	—	8,220,724	(1,206,915)
UltraShort Oil & Gas	—	—	—	10,488,911	106,217,203	(9,162,730)	—	116,706,114	(9,162,730)
UltraShort Real Estate	—	—	—	19,003,325	165,489,069	(16,827,939)	—	184,492,394	(16,827,939)
UltraShort Semiconductors	—	—	—	1,997,650	20,090,263	(3,008,928)	—	22,087,913	(3,008,928)
UltraShort Technology	—	—	—	1,766,884	17,350,540	(2,018,280)	—	19,117,424	(2,018,280)
UltraShort Telecommunications	—	—	—	225,743	2,402,769	(849,481)	—	2,628,512	(849,481)
UltraShort Utilities	—	—	—	481,019	3,900,968	(614,223)	—	4,381,987	(614,223)
Short MSCI EAFE	—	—	—	11,258,602	92,259,165	(20,561,856)	—	103,517,767	(20,561,856)
Short MSCI Emerging Markets	—	—	—	22,954,446	188,313,786	(17,987,281)	—	211,268,232	(17,987,281)
Short FTSE China 25	—	—	—	1,045,670	7,584,915	(407,903)	—	8,630,585	(407,903)
UltraShort MSCI EAFE	—	—	—	1,397,619	11,338,295	(405,166)	—	12,735,914	(405,166)
UltraShort MSCI Emerging Markets	—	—	—	11,042,095	130,483,915	(37,512,819)	—	141,526,010	(37,512,819)
UltraShort MSCI Europe	—	—	—	4,128,050	59,430,221	(30,780,849)	—	63,558,271	(30,780,849)
UltraShort MSCI Pacific ex-Japan	—	—	—	609,918	5,763,073	(115,695)	—	6,372,991	(115,695)
UltraShort MSCI Brazil	—	—	—	1,525,921	13,008,162	(1,131,810)	—	14,534,083	(1,131,810)
UltraShort FTSE China 25	—	—	—	13,724,519	156,997,013	(47,202,641)	—	170,721,532	(47,202,641)
UltraShort MSCI Japan	—	—	—	4,023,281	35,165,175	137,547	—	39,188,456	137,547
UltraShort MSCI Mexico Investable Market	—	—	—	250,837	3,249,443	(1,022,584)	—	3,500,280	(1,022,584)
Short 7-10 Year Treasury	—	$(1,527)	—	1,018,530	6,905,259	(240,531)	—	7,923,789	(242,058)
Short 20+ Year Treasury	—	(99,187)	—	124,030,296	910,584,591	(38,121,837)	—	1,034,614,887	(38,221,024)
Short High Yield	—	—	—	687,379	5,320,186	(135,822)	—	6,007,565	(135,822)
Short Investment Grade Corporate	—	—	—	450,472	3,054,038	(138,599)	—	3,504,510	(138,599)
UltraShort 3-7 Year Treasury	—	—	—	515,346	3,493,860	(228,462)	—	4,009,206	(228,462)
UltraShort 7-10 Year Treasury	—	(65,486)	—	57,179,269	405,021,453	(2,262,571)	—	462,200,722	(2,328,057)
UltraShort 20+ Year Treasury	—	(631,443)	—	655,383,781	5,324,523,695	(593,310,372)	—	5,979,907,476	(593,941,815)
UltraShort TIPS	—	—	—	444,169	3,052,311	(473,243)	—	3,496,480	(473,243)
Credit Suisse 130/30	$112,387,933	—	—	370,810	2,785,109	(690,384)	—	115,543,852	(690,384)
RAFI® Long/Short	16,055,341	—	—	448,148	3,070,945	(830,443)	—	19,574,434	(830,443)

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

†  The security designated as Level 3 in the table above was considered a Level 3 security because it was fair valued on May 31, 2011 using significant unobservable inputs under procedures adopted by the Board. Such valuation was based on a review of inputs such as, but not limited to, company specific financial information, the liquidity of the security and company specific news.

270 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Ultra Russell3000	Ultra Russell2000	UltraPro Russell2000	Ultra Russell2000 Growth	Ultra MSCI Emerging Markets
Balance as of 05/31/10	$—	$—	$—	$—	$—
Total gain or loss (realized/unrealized) included in earnings	(9)	(16,878)	(763)	(3,949)	(3,438)
Purchases, sales, issuances, and settlements (net)	—	—	—	—	—
Transfer into Level 3	9	16,878	763	3,949	3,438
Transfer out of Level 3	—	—	—	—	—
Balance as of 05/31/11	$—	$—	$—	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 05/31/11	$(9)	$(16,878)	$(763)	$(3,949)	$(3,438)

American Depositary Receipts ("ADRs")

Certain Funds may invest in ADRs. For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Funds can avoid certain risks related to investing in foreign securities in non-U.S. markets.

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a security — typically a debt security — and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly; therefore, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

At May 31, 2011, the Funds had undivided interest in joint Repurchase Agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective Repurchase Agreement.

Fund Name	BNP Paribas Securities Corp. 0.11%, dated 05/31/11, due 06/01/11 (1)	Credit Suisse (USA) LLC, 0.06%, dated 05/26/11, due 06/02/11 (2)	Credit Suisse (USA) LLC, 0.07%, dated 05/26/11, due 06/02/11 (3)	Credit Suisse (USA) LLC, 0.10%, dated 05/31/11, due 06/01/11 (4)	Credit Suisse (USA) LLC, 0.11%, dated 05/31/11, due 06/01/11 (5)	ING Financial Markets LLC, 0.09%, dated 05/31/11, due 06/07/11 (6)	ING Financial Markets LLC, 0.11%, dated 05/31/11, due 06/01/11 (7)	JPMorgan Chase & Co., 0.09%, dated 05/31/11, due 06/01/11 (8)	JPMorgan Chase & Co., 0.10%, dated 05/31/11, due 06/01/11 (9)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.09%, dated 05/31/11, due 06/01/11 (10)	UBS Securities LLC, 0.10%, dated 05/31/11, due 06/01/11 (11)
Ultra QQQ®	$23,624,123	$18,020,893	$15,017,410	$383,107	$15,017,410	$24,027,857	$23,293,795	$69,997	$36,194,737	$3,688,276	$29,484,273
Ultra Dow30SM	10,405,472	9,980,027	8,316,689	212,166	8,316,689	13,306,703	8,031,737	26,365	14,793,481	2,042,579	12,677,154
Ultra S&P500®	27,623,350	23,466,269	19,555,224	498,870	19,555,224	31,288,358	24,624,707	76,611	40,975,087	4,802,763	34,112,707
Ultra Russell3000	482,564	190,548	158,790	4,051	158,790	254,064	669,519	1,818	839,210	38,999	629,171
Ultra MidCap400	5,984,061	5,262,400	4,385,333	111,873	4,385,333	7,016,533	5,139,312	16,205	8,775,839	1,077,038	7,362,751
Ultra SmallCap600	1,239,857	1,012,511	843,759	21,525	843,759	1,350,014	1,149,729	3,528	1,862,067	207,227	1,537,302
Ultra Russell2000	4,795,494	4,160,930	3,467,442	88,457	3,467,442	5,547,907	4,179,883	13,109	7,064,395	851,604	5,908,866
UltraPro QQQ®	3,065,845	688,499	573,749	14,637	573,749	917,999	4,823,174	12,692	5,625,359	140,913	4,076,381
UltraPro Dow30SM	1,813,075	198,534	165,445	4,221	165,445	264,712	3,079,918	7,962	3,444,061	40,633	2,442,297

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 271

Fund Name	BNP Paribas Securities Corp. 0.11%, dated 05/31/11, due 06/01/11 (1)	Credit Suisse (USA) LLC, 0.06%, dated 05/26/11, due 06/02/11 (2)	Credit Suisse (USA) LLC, 0.07%, dated 05/26/11, due 06/02/11 (3)	Credit Suisse (USA) LLC, 0.10%, dated 05/31/11, due 06/01/11 (4)	Credit Suisse (USA) LLC, 0.11%, dated 05/31/11, due 06/01/11 (5)	ING Financial Markets LLC, 0.09%, dated 05/31/11, due 06/07/11 (6)	ING Financial Markets LLC, 0.11%, dated 05/31/11, due 06/01/11 (7)	JPMorgan Chase & Co., 0.09%, dated 05/31/11, due 06/01/11 (8)	JPMorgan Chase & Co., 0.10%, dated 05/31/11, due 06/01/11 (9)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.09%, dated 05/31/11, due 06/01/11 (10)	UBS Securities LLC, 0.10%, dated 05/31/11, due 06/01/11 (11)
UltraPro S&P500®	$4,304,164	$525,523	$437,936	$11,172	$437,936	$700,697	$7,252,455	$18,783	$8,145,563	$107,557	$5,789,690
UltraPro MidCap400	155,702	120,265	100,221	2,557	100,221	160,354	151,896	458	237,712	24,614	194,100
UltraPro Russell2000	1,600,813	702,945	585,788	14,944	585,788	937,261	2,143,719	5,876	2,744,073	143,870	2,076,419
Ultra Russell1000 Value	456,482	229,355	191,129	4,876	191,129	305,807	579,761	1,612	766,232	46,941	587,727
Ultra Russell1000 Growth	331,628	261,049	217,541	5,550	217,541	348,065	318,179	965	503,546	53,428	412,666
Ultra Russell MidCap Value	222,614	126,028	105,024	2,679	105,024	168,038	267,267	755	365,696	25,794	284,470
Ultra Russell MidCap Growth	500,386	458,361	381,968	9,744	381,968	611,148	409,762	1,315	723,529	93,811	612,896
Ultra Russell2000 Value	592,002	500,917	417,431	10,649	417,431	667,890	529,911	1,646	879,266	102,521	731,381
Ultra Russell2000 Growth	876,229	861,743	718,119	18,320	718,119	1,148,991	653,060	2,173	1,233,734	176,370	1,064,293
Ultra Basic Materials	21,641,771	14,320,509	11,933,757	304,440	11,933,757	19,094,012	23,726,302	68,909	34,388,324	2,930,931	27,341,733
Ultra Nasdaq Biotechnology	731,002	476,121	396,767	10,122	396,767	634,828	809,689	2,344	1,165,814	97,446	924,682
Ultra Consumer Goods	1,416,526	464,454	387,045	9,874	387,045	619,273	2,068,825	5,544	2,516,799	95,058	1,861,256
Ultra Consumer Services	952,089	516,704	430,587	10,985	430,587	688,938	1,167,393	3,279	1,576,575	105,752	1,220,013
Ultra Financials	35,851,511	34,871,768	29,059,807	741,340	29,059,807	46,495,691	27,142,637	89,775	50,696,757	7,137,089	43,604,820
Ultra Health Care	396,815	395,211	329,342	8,402	329,342	526,948	290,343	973	555,930	80,886	481,232
Ultra Industrials	1,780,489	1,681,077	1,400,897	35,738	1,400,897	2,241,435	1,403,351	4,569	2,546,294	344,060	2,173,233
Ultra Oil & Gas	5,471,605	—	—	—	—	—	9,948,373	25,339	10,730,683	—	7,461,280
Ultra Real Estate	18,379,991	14,910,065	12,425,054	316,973	12,425,054	19,880,086	17,152,640	52,514	27,659,860	3,051,593	22,804,525
Ultra KBW Regional Banking	283,963	67,483	56,236	1,435	56,236	89,978	442,678	1,167	518,940	13,812	376,999
Ultra Semi- conductors	3,102,105	1,872,385	1,560,321	39,805	1,560,321	2,496,513	3,597,589	10,272	5,030,590	383,215	3,946,446
Ultra Technology	3,881,149	3,955,275	3,296,063	84,085	3,296,063	5,273,700	2,741,788	9,325	5,386,890	809,513	4,693,191
Ultra Telecommuni- cations	397,160	304,479	253,732	6,473	253,732	405,972	389,949	1,173	607,638	62,317	495,448
Ultra Utilities	143,994	132,522	110,435	2,817	110,435	176,696	117,238	377	207,858	27,123	176,278
Ultra MSCI EAFE	574,722	433,312	361,093	9,212	361,093	577,749	572,245	1,714	883,403	88,684	718,059
Ultra MSCI Emerging Markets	1,937,834	1,387,464	1,156,220	29,496	1,156,220	1,849,952	2,009,737	5,940	3,020,015	283,968	2,432,277
Ultra MSCI Europe	389,403	166,265	138,554	3,535	138,554	221,687	526,625	1,440	670,164	34,029	505,813
Ultra MSCI Pacific ex-Japan	263,691	140,560	117,133	2,988	117,133	187,413	326,100	914	438,082	28,768	338,282

272 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

Fund Name	BNP Paribas Securities Corp. 0.11%, dated 05/31/11, due 06/01/11 (1)	Credit Suisse (USA) LLC, 0.06%, dated 05/26/11, due 06/02/11 (2)	Credit Suisse (USA) LLC, 0.07%, dated 05/26/11, due 06/02/11 (3)	Credit Suisse (USA) LLC, 0.10%, dated 05/31/11, due 06/01/11 (4)	Credit Suisse (USA) LLC, 0.11%, dated 05/31/11, due 06/01/11 (5)	ING Financial Markets LLC, 0.09%, dated 05/31/11, due 06/07/11 (6)	ING Financial Markets LLC, 0.11%, dated 05/31/11, due 06/01/11 (7)	JPMorgan Chase & Co., 0.09%, dated 05/31/11, due 06/01/11 (8)	JPMorgan Chase & Co., 0.10%, dated 05/31/11, due 06/01/11 (9)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.09%, dated 05/31/11, due 06/01/11 (10)	UBS Securities LLC, 0.10%, dated 05/31/11, due 06/01/11 (11)
Ultra MSCI Brazil	$1,835,218	$969,985	$808,321	$20,621	$808,321	$1,293,313	$2,278,594	$6,378	$3,053,581	$198,524	$2,355,600
Ultra FTSE China 25	3,903,954	2,164,024	1,803,353	46,005	1,803,353	2,885,365	4,737,345	13,347	6,439,109	442,904	4,995,691
Ultra MSCI Japan	5,390,321	2,088,564	1,740,470	44,401	1,740,470	2,784,752	7,522,151	20,396	9,396,553	427,459	7,033,988
Ultra MSCI Mexico Investable Market	169,991	113,634	94,695	2,416	94,695	151,512	185,110	539	269,465	23,257	214,588
Ultra 7-10 Year Treasury	1,156,494	1,141,585	951,321	24,269	951,321	1,522,114	857,350	2,859	1,625,979	233,644	1,404,070
Ultra 20+ Year Treasury	1,066,191	761,002	634,168	16,178	634,168	1,014,669	1,108,346	3,273	1,662,942	155,752	1,338,594
Ultra High Yield	455,288	331,149	275,958	7,040	275,958	441,532	466,543	1,384	706,637	67,775	570,675
Ultra Investment Grade Corporate	361,538	321,839	268,199	6,842	268,199	429,119	306,245	971	528,014	65,870	444,243
Short QQQ®	25,582,214	21,929,134	18,274,278	466,192	18,274,278	29,238,845	22,590,426	70,519	37,836,663	4,488,163	31,562,241
Short Dow30SM	25,858,526	22,195,428	18,496,190	471,853	18,496,190	29,593,904	22,802,308	71,217	38,228,777	4,542,664	31,898,682
Short S&P500®	179,963,406	142,822,184	119,018,486	3,036,260	119,018,486	190,429,578	171,400,174	521,104	272,605,945	29,230,940	223,764,920
Short MidCap400	3,206,103	2,271,782	1,893,152	48,296	1,893,152	3,029,042	3,350,971	9,880	5,009,905	464,958	4,027,749
Short SmallCap600	6,374,778	4,814,467	4,012,056	102,351	4,012,056	6,419,289	6,338,359	18,994	9,794,036	985,361	7,963,412
Short Russell2000	44,980,496	38,070,298	31,725,248	809,337	31,725,248	50,760,398	40,251,486	125,057	66,801,116	7,791,721	55,568,815
UltraShort QQQ®	68,120,159	49,325,710	41,104,758	1,048,616	41,104,758	65,767,613	70,044,970	207,605	105,851,015	10,095,329	85,417,534
UltraShort Dow30SM	32,893,458	24,746,811	20,622,343	526,093	20,622,343	32,995,748	32,809,766	98,216	50,590,356	5,064,847	41,105,198
UltraShort S&P500®	279,356,102	167,768,122	139,806,768	3,566,586	139,806,768	223,690,829	324,900,416	926,842	453,499,814	34,336,542	355,520,728
UltraShort Russell3000	140,037	64,321	53,601	1,367	53,601	85,761	184,445	508	238,457	13,164	181,215
UltraShort MidCap400	4,111,940	2,565,622	2,138,018	54,543	2,138,018	3,420,830	4,677,394	13,432	6,621,122	525,097	5,218,461
UltraShort SmallCap600	2,366,618	864,862	720,718	18,386	720,718	1,153,149	3,359,456	9,069	4,154,868	177,008	3,096,168
UltraShort Russell2000	48,045,301	35,391,118	29,492,598	752,381	29,492,598	47,188,157	48,746,600	145,109	74,318,595	7,243,382	60,154,029
UltraPro Short QQQ®	15,368,750	5,362,515	4,468,762	114,002	4,468,762	7,150,020	22,093,166	59,446	27,124,386	1,097,528	20,144,883
UltraPro Short Dow30SM	5,126,318	1,874,355	1,561,962	39,847	1,561,962	2,499,140	7,275,828	19,641	8,999,284	383,618	6,706,441
UltraPro Short S&P500®	47,248,708	21,142,438	17,618,699	449,468	17,618,699	28,189,918	62,842,263	172,577	80,770,559	4,327,152	61,226,655
UltraPro Short MidCap400	1,323,394	400,151	333,459	8,507	333,459	533,534	1,969,643	5,254	2,370,319	81,898	1,743,996
UltraPro Short Russell2000	8,659,199	2,963,558	2,469,632	63,002	2,469,632	3,951,411	12,511,026	33,620	15,315,197	606,542	11,358,976
UltraShort Russell1000 Value	213,342	119,613	99,677	2,543	99,677	159,484	257,408	726	351,121	24,481	272,797
UltraShort Russell1000 Growth	648,729	277,083	230,902	5,891	230,902	369,444	877,236	2,398	1,116,415	56,710	842,649

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 273

Fund Name	BNP Paribas Securities Corp. 0.11%, dated 05/31/11, due 06/01/11 (1)	Credit Suisse (USA) LLC, 0.06%, dated 05/26/11, due 06/02/11 (2)	Credit Suisse (USA) LLC, 0.07%, dated 05/26/11, due 06/02/11 (3)	Credit Suisse (USA) LLC, 0.10%, dated 05/31/11, due 06/01/11 (4)	Credit Suisse (USA) LLC, 0.11%, dated 05/31/11, due 06/01/11 (5)	ING Financial Markets LLC, 0.09%, dated 05/31/11, due 06/07/11 (6)	ING Financial Markets LLC, 0.11%, dated 05/31/11, due 06/01/11 (7)	JPMorgan Chase & Co., 0.09%, dated 05/31/11, due 06/01/11 (8)	JPMorgan Chase & Co., 0.10%, dated 05/31/11, due 06/01/11 (9)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.09%, dated 05/31/11, due 06/01/11 (10)	UBS Securities LLC, 0.10%, dated 05/31/11, due 06/01/11 (11)
UltraShort Russell MidCap Value	$266,289	$137,333	$114,444	$2,920	$114,444	$183,111	$334,343	$933	$444,991	$28,108	$342,313
UltraShort Russell MidCap Growth	325,918	156,828	130,690	3,334	130,690	209,105	421,492	1,166	550,968	32,098	420,673
UltraShort Russell2000 Value	772,327	436,610	363,841	9,282	363,841	582,146	927,929	2,622	1,269,083	89,359	987,020
UltraShort Russell2000 Growth	1,536,794	757,559	631,299	16,105	631,299	1,010,079	1,967,743	5,460	2,587,805	155,047	1,980,850
Short Basic Materials	654,341	488,168	406,806	10,378	406,806	650,890	657,165	1,963	1,008,695	99,912	818,319
Short Financials	9,242,540	7,095,441	5,912,867	150,842	5,912,867	9,460,588	9,064,137	27,287	14,135,230	1,452,200	11,528,396
Short Oil & Gas	1,131,654	889,031	740,859	18,900	740,859	1,185,375	1,087,701	3,297	1,719,314	181,955	1,408,464
Short Real Estate	1,556,854	1,158,228	965,190	24,623	965,190	1,544,305	1,567,121	4,677	2,401,788	237,051	1,947,495
Short KBW Regional Banking	2,155,054	1,929,991	1,608,326	41,030	1,608,326	2,573,322	1,812,834	5,760	3,140,872	395,005	2,646,286
UltraShort Basic Materials	12,449,920	7,207,515	6,006,262	153,225	6,006,262	9,610,020	14,773,474	41,895	20,362,373	1,475,138	15,885,115
UltraShort Nasdaq Biotechnology	349,525	65,300	54,417	1,388	54,417	87,067	564,264	1,476	648,746	13,365	466,730
UltraShort Consumer Goods	971,349	517,575	431,312	11,003	431,312	690,100	1,201,462	3,367	1,613,857	105,930	1,246,145
UltraShort Consumer Services	2,461,269	1,269,787	1,058,156	26,994	1,058,156	1,693,050	3,089,811	8,622	4,112,741	259,883	3,163,884
UltraShort Financials	16,680,786	14,032,626	11,693,855	298,320	11,693,855	18,710,168	15,020,383	46,564	24,820,968	2,872,011	20,620,369
UltraShort Health Care	368,293	241,502	201,251	5,134	201,251	322,002	406,168	1,177	586,448	49,427	465,629
UltraShort Industrials	1,041,252	498,198	415,165	10,591	415,165	664,264	1,349,697	3,733	1,761,847	101,964	1,344,404
UltraShort Oil & Gas	13,931,587	8,504,527	7,087,106	180,798	7,087,106	11,339,370	16,052,492	45,920	22,538,649	1,740,593	17,709,055
UltraShort Real Estate	20,856,729	15,408,110	12,840,092	327,561	12,840,092	20,544,147	21,112,477	62,895	32,237,006	3,153,527	26,106,433
UltraShort Semi- conductors	2,630,681	1,619,717	1,349,764	34,434	1,349,764	2,159,622	3,016,093	8,641	4,248,167	331,502	3,341,878
UltraShort Technology	2,258,644	1,432,610	1,193,842	30,456	1,193,842	1,910,147	2,543,777	7,327	3,623,781	293,208	2,862,906
UltraShort Telecommuni- cations	318,828	183,035	152,529	3,891	152,529	244,047	380,014	1,076	522,325	37,461	407,034
UltraShort Utilities	481,093	390,016	325,013	8,291	325,013	520,021	449,244	1,375	724,135	79,823	596,944
Short MSCI EAFE	11,415,554	9,128,601	7,607,168	194,065	7,607,168	12,171,468	10,797,078	32,904	17,253,298	1,868,320	14,183,541
Short MSCI Emerging Markets	23,309,003	18,611,724	15,509,770	395,667	15,509,770	24,815,632	22,076,307	67,246	35,244,423	3,809,199	28,965,045

274 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

Fund Name	BNP Paribas Securities Corp. 0.11%, dated 05/31/11, due 06/01/11 (1)	Credit Suisse (USA) LLC, 0.06%, dated 05/26/11, due 06/02/11 (2)	Credit Suisse (USA) LLC, 0.07%, dated 05/26/11, due 06/02/11 (3)	Credit Suisse (USA) LLC, 0.10%, dated 05/31/11, due 06/01/11 (4)	Credit Suisse (USA) LLC, 0.11%, dated 05/31/11, due 06/01/11 (5)	ING Financial Markets LLC, 0.09%, dated 05/31/11, due 06/07/11 (6)	ING Financial Markets LLC, 0.11%, dated 05/31/11, due 06/01/11 (7)	JPMorgan Chase & Co., 0.09%, dated 05/31/11, due 06/01/11 (8)	JPMorgan Chase & Co., 0.10%, dated 05/31/11, due 06/01/11 (9)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.09%, dated 05/31/11, due 06/01/11 (10)	UBS Securities LLC, 0.10%, dated 05/31/11, due 06/01/11 (11)
Short FTSE China 25	$900,204	$847,841	$706,535	$18,024	$706,535	$1,130,455	$711,817	$2,315	$1,288,572	$173,525	$1,099,092
UltraShort MSCI EAFE	1,398,468	1,133,205	944,337	24,091	944,337	1,510,940	1,306,445	3,998	2,105,242	231,929	1,735,303
UltraShort MSCI Emerging Markets	17,702,450	8,953,055	7,460,879	190,333	7,460,879	11,937,406	22,419,304	62,403	29,681,632	1,832,392	22,783,182
UltraShort MSCI Europe	8,350,261	3,347,069	2,789,224	71,155	2,789,224	4,462,758	11,530,945	31,351	14,493,613	685,033	10,879,588
UltraShort MSCI Pacific ex-Japan	742,871	494,528	412,107	10,513	412,107	659,371	811,189	2,359	1,178,739	101,213	938,076
UltraShort MSCI Brazil	1,629,164	1,237,234	1,031,029	26,302	1,031,029	1,649,646	1,612,407	4,839	2,499,163	253,221	2,034,128
UltraShort FTSE China 25	21,159,441	11,127,995	9,273,329	236,570	9,273,329	14,837,326	26,332,080	73,656	35,238,035	2,277,530	27,167,722
UltraShort MSCI Japan	4,436,613	3,262,121	2,718,435	69,350	2,718,435	4,349,495	4,507,891	13,413	6,866,110	667,648	5,555,664
UltraShort MSCI Mexico Investable Market	448,547	203,381	169,484	4,324	169,484	271,175	593,670	1,632	765,280	41,625	580,841
Short 7-10 Year Treasury	798,307	825,835	688,196	17,556	688,196	1,101,113	550,557	1,891	1,101,113	169,021	963,474
Short 20+ Year Treasury	108,551,395	100,565,162	83,804,302	2,137,917	83,804,302	134,086,883	87,658,724	282,798	156,323,287	20,582,336	132,787,485
Short High Yield	646,117	557,334	464,445	11,848	464,445	743,111	566,758	1,773	953,664	114,068	796,623
Short Investment Grade Corporate	353,073	365,248	304,373	7,765	304,373	486,997	243,499	836	486,997	74,754	426,123
UltraShort 3-7 Year Treasury	403,920	417,848	348,207	8,883	348,207	557,131	278,566	957	557,131	85,520	487,490
UltraShort 7-10 Year Treasury	47,641,162	46,361,595	38,634,663	985,602	38,634,663	61,815,461	36,044,009	119,248	67,355,640	9,488,673	57,940,737
UltraShort 20+ Year Treasury	657,029,361	531,392,555	442,827,129	11,296,887	442,827,129	708,523,406	614,897,870	1,880,718	989,655,192	108,758,343	815,435,105
UltraShort TIPS	354,803	360,137	300,115	7,656	300,115	480,183	252,219	856	493,264	73,708	429,255
Credit Suisse 130/30	334,742	300,657	250,547	6,392	250,547	400,875	280,633	893	487,377	61,534	410,912
RAFI® Long/Short	356,564	363,364	302,803	7,725	302,803	484,486	251,901	857	494,903	74,369	431,170
	2,000,000,001	1,500,000,001	1,249,999,996	31,888,536	1,249,999,996	2,000,000,003	2,000,000,001	5,981,975	3,078,636,897	307,000,000	2,500,000,007

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at May 31, 2011 as follows:

(1)  U.S. Treasury Notes, 0.63% to 3.38%, due 07/31/12 to 11/15/19, which had an aggregate value of $2,040,000,000.

(2)  U.S. Treasury Notes, 0.50% to 3.00%, due 07/15/12 to 11/30/16, which had an aggregate value of $1,530,005,150.

(3)  Government National Mortgage Association, 2.13% to 6.50%, due 06/15/18 to 05/15/51; U.S. Treasury Bills, 0%, due 11/10/11 to 05/03/12, which had an aggregate value of $1,275,005,827.

(4)  U.S. Treasury Note, 1.38%, due 05/15/13, which had an aggregate value of $32,529,523.

(5)  Federal Farm Credit Bank, 0% to 0.25%, due 01/25/12 to 11/18/13; Federal Home Loan Mortgage Corp., 0.19% to 0.36%, due 01/10/13 to 03/01/17; U.S. Treasury Bills, 0%, due 07/28/11 to 09/01/11, which had an aggregate value of $1,275,012,140.

(6)  Federal Home Loan Bank, 0% to 0.58%, due 06/01/11 to 08/05/11; Federal Home Loan Mortgage Corp., 0%, due 06/10/11; Federal National Mortgage Association, 0.50% to 5.63%, due 07/14/11 to 07/15/37, which had an aggregate value of $2,040,003,809.

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 275

(7)  Federal Farm Credit Bank, 0% to 4.80%, due 12/28/11 to 11/05/15; Federal Home Loan Bank, 0% to 5.25%, due 06/01/11 to 11/17/17; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 07/21/11 to 12/29/20; Federal National Mortgage Association, 0% to 7.25%, due 06/07/11 to 11/15/30 and cash, which had an aggregate value of $2,073,047,386.

(8)  U.S. Treasury Note, 1.25%, due 10/31/15, which had an aggregate value of $6,101,835.

(9)  Federal Home Loan Bank, 0%, due 06/01/11 to 09/02/11; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 06/06/11 to 11/23/35; Federal National Mortgage Association, 0% to 7.25%, due 04/20/12 to 08/06/38; Government National Mortgage Association, 4.00% to 6.00%, due 08/15/32 to 12/20/40; International Bank for Reconstruction and Development, 0%, due 09/17/30; Resolution Funding Corp., 0% to 9.38%, due 07/15/11 to 04/15/30; U.S. Treasury Notes, 0%, due 11/15/17 to 08/15/22, which had an aggregate value of $3,140,211,988.

(10)  U.S. Treasury Notes, 1.13% to 3.63%, due 04/15/14 to 04/15/28, which had an aggregate value of $313,140,014.

(11)  U.S. Treasury Bonds, 1.75% to 11.25%, due 02/15/15 to 02/15/41; U.S. Treasury Notes, 0% to 5.13%, due 08/31/11 to 02/15/41, which had an aggregate value of $2,550,000,021.

Real Estate Investment Trusts ("REITs")

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Accounting for Derivatives Instruments

In seeking to achieve each Fund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate the inverse, multiple, or multiple inverse performance of its benchmark, as appropriate, based upon each Fund's investment objective.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period. Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

The Funds may purchase or sell index futures contracts or bond futures contracts as a substitute for a comparable market position in the underlying securities. An index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The Funds generally choose to engage in closing or offsetting transactions before final settlement.

Upon entering into a contract, each Fund is required to deposit and maintain as collateral, at least such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, as disclosed in the Statement of Assets and Liabilities, and is restricted as to its use. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Each Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts in which the Funds invest involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The notional amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. Additional risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

Swap agreements are two-party contracts entered into primarily with institutional investors for periods ranging from one day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rate of return) earned or realized on particular predetermined investments or instruments.

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to create an economic hedge against a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, each Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the "net amount"). When investing in index swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index, or to a component of the underlying index. In a "long" swap agreement, the counterparty will generally agree to pay each Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. Each Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return

276 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

to each Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by each Fund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by each Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security ("short" the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements in which the Funds invest involve, to varying degrees, elements of market risk (equity price risk for all Funds except for ProShares Short 7-10 Year Treasury, Short 20+ Year Treasury, Ultra and Short High Yield, Ultra and Short Investment Grade Corporate, UltraShort 3-7 Year Treasury, Ultra and UltraShort 7-10 Year Treasury, Ultra and UltraShort 20+ Year Treasury, and UltraShort TIPS Funds, which are primarily subject to interest rate risk) and exposure to loss in excess of the unrealized gain/loss reflected.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of each Fund. Additional risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. Each Fund bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A Fund will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The Advisor may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the Funds.

The Funds, as applicable, collateralize swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the Fund. In the event of a default by the counterparty, the Fund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganizational proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount equal to what the counterparty owes the Fund. In the event of the bankruptcy of a counterparty, the Fund will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the Fund's request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of May 31, 2011, the collateral posted by counterparties consisted of U.S. treasury securities and cash.

All of the outstanding swap agreements at May 31, 2011 contractually terminate within nineteen months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Funds collateralize swap agreements with certain securities and/or cash as indicated on their Schedule of Portfolio Investments, and such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral.

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 277

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of May 31, 2011

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		Ultra QQQ®	$164,489,604		Ultra QQQ®	$1,179,523
		Ultra Dow30SM	60,242,999		Ultra Dow30SM	264,794
		Ultra S&P500®	318,201,892		Ultra S&P500®	—
		Ultra Russell3000	1,186,673		Ultra Russell3000	—
		Ultra MidCap400	24,132,076		Ultra MidCap400	—
		Ultra SmallCap600	12,387,090		Ultra SmallCap600	—
		Ultra Russell2000	65,663,308		Ultra Russell2000	—
		UltraPro QQQ®	25,187,317		UltraPro QQQ®	1,162,550
		UltraPro Dow30SM	4,761,574		UltraPro Dow30SM	218,757
		UltraPro S&P500®	59,543,836		UltraPro S&P500®	119,272
		UltraPro MidCap400	15,139,801		UltraPro MidCap400	—
		UltraPro Russell2000	13,664,402		UltraPro Russell2000	—
		Ultra Russell1000 Value	1,730,178		Ultra Russell1000 Value	—
		Ultra Russell1000 Growth	3,691,236		Ultra Russell1000 Growth	—
		Ultra Russell MidCap Value	3,086,157		Ultra Russell MidCap Value	—
		Ultra Russell MidCap Growth	4,344,442		Ultra Russell MidCap Growth	—
		Ultra Russell2000 Value	4,319,512		Ultra Russell2000 Value	—
		Ultra Russell2000 Growth	5,811,543		Ultra Russell2000 Growth	—
		Ultra Basic Materials	39,824,085		Ultra Basic Materials	538,887
		Ultra Nasdaq Biotechnology	1,614,649		Ultra Nasdaq Biotechnology	—
		Ultra Consumer Goods	2,187,775		Ultra Consumer Goods	—
		Ultra Consumer Services	1,105,424		Ultra Consumer Services	—
		Ultra Financials	132,732,131		Ultra Financials	3,922,913
		Ultra Health Care	8,171,374		Ultra Health Care	—
		Ultra Industrials	4,613,140		Ultra Industrials	397,975
		Ultra Oil & Gas	127,688,289		Ultra Oil & Gas	—
		Ultra Real Estate	129,995,047		Ultra Real Estate	—
		Ultra KBW Regional Banking	211,426		Ultra KBW Regional Banking	21,196
		Ultra Semiconductors	14,249,733		Ultra Semiconductors	604,839
		Ultra Technology	22,636,401		Ultra Technology	640,272
		Ultra Telecommunications	1,727,324		Ultra Telecommunications	—
		Ultra Utilities	2,836,569		Ultra Utilities	—
		Ultra MSCI EAFE	2,425,517		Ultra MSCI EAFE	—
		Ultra MSCI Emerging Markets	6,539,434		Ultra MSCI Emerging Markets	—
		Ultra MSCI Europe	1,111,412		Ultra MSCI Europe	—
		Ultra MSCI Pacific ex-Japan	1,324,304		Ultra MSCI Pacific ex-Japan	—
		Ultra MSCI Brazil	2,051,768		Ultra MSCI Brazil	87,781
		Ultra FTSE China 25	9,603,090		Ultra FTSE China 25	—

278 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		Ultra MSCI Japan	$6,485,344		Ultra MSCI Japan	$1,290,410
		Ultra MSCI Mexico Investable Market	596,777		Ultra MSCI Mexico Investable Market	—
		Ultra 7-10 Year Treasury	480,549		Ultra 7-10 Year Treasury	—
		Ultra 20+ Year Treasury	1,908,976		Ultra 20+ Year Treasury	—
		Ultra High Yield	74,276		Ultra High Yield	—
		Ultra Investment Grade Corporate	239,973		Ultra Investment Grade Corporate	—
		Short QQQ®	28,139		Short QQQ®	19,910,387
		Short Dow30SM	3,521		Short Dow30SM	17,986,586
		Short S&P500®	—		Short S&P500®	140,717,333
		Short MidCap400	—		Short MidCap400	4,549,215
		Short SmallCap600	—		Short SmallCap600	4,368,750
		Short Russell2000	—		Short Russell2000	27,828,329
		UltraShort QQQ®	258,542		UltraShort QQQ®	80,005,645
		UltraShort Dow30SM	261,758		UltraShort Dow30SM	38,416,136
		UltraShort S&P500®	442,433		UltraShort S&P500®	318,793,751
		UltraShort Russell3000	—		UltraShort Russell3000	345,041
		UltraShort MidCap400	—		UltraShort MidCap400	6,017,006
		UltraShort SmallCap600	—		UltraShort SmallCap600	4,037,803
		UltraShort Russell2000	118,036		UltraShort Russell2000	71,659,664
		UltraPro Short QQQ®	73,460		UltraPro Short QQQ®	30,368,841
		UltraPro Short Dow30SM	85,500		UltraPro Short Dow30SM	6,103,095
		UltraPro Short S&P500®	28,048		UltraPro Short S&P500®	74,851,230
		UltraPro Short MidCap400	—		UltraPro Short MidCap400	1,168,780
		UltraPro Short Russell2000	—		UltraPro Short Russell2000	12,252,701
		UltraShort Russell1000 Value	—		UltraShort Russell1000 Value	224,339
		UltraShort Russell1000 Growth	—		UltraShort Russell1000 Growth	1,058,567
		UltraShort Russell MidCap Value	—		UltraShort Russell MidCap Value	576,704
		UltraShort Russell MidCap Growth	2,013		UltraShort Russell MidCap Growth	359,368
		UltraShort Russell2000 Value	—		UltraShort Russell2000 Value	636,615
		UltraShort Russell2000 Growth	—		UltraShort Russell2000 Growth	3,187,881
		Short Basic Materials	—		Short Basic Materials	486,705
		Short Financials	1,246,060		Short Financials	3,798,029
		Short Oil & Gas	—		Short Oil & Gas	373,655
		Short Real Estate	—		Short Real Estate	508,005
		Short KBW Regional Banking	1,576		Short KBW Regional Banking	1,380,261

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 279

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		UltraShort Basic Materials	—		UltraShort Basic Materials	$3,774,635
		UltraShort Nasdaq Biotechnology	—		UltraShort Nasdaq Biotechnology	569,346
		UltraShort Consumer Goods	—		UltraShort Consumer Goods	1,375,527
		UltraShort Consumer Services	—		UltraShort Consumer Services	6,650,007
		UltraShort Financials	$17,120,184		UltraShort Financials	5,396,311
		UltraShort Health Care	—		UltraShort Health Care	229,637
		UltraShort Industrials	1,541		UltraShort Industrials	1,208,456
		UltraShort Oil & Gas	—		UltraShort Oil & Gas	9,162,730
		UltraShort Real Estate	—		UltraShort Real Estate	16,827,939
		UltraShort Semiconductors	84,657		UltraShort Semiconductors	3,093,585
		UltraShort Technology	23,998		UltraShort Technology	2,042,278
		UltraShort Telecommunications	—		UltraShort Telecommunications	849,481
		UltraShort Utilities	—		UltraShort Utilities	614,223
		Short MSCI EAFE	—		Short MSCI EAFE	20,561,856
		Short MSCI Emerging Markets	—		Short MSCI Emerging Markets	17,987,281
		Short FTSE China 25	—		Short FTSE China 25	407,903
		UltraShort MSCI EAFE	—		UltraShort MSCI EAFE	405,166
		UltraShort MSCI Emerging Markets	—		UltraShort MSCI Emerging Markets	37,512,819
		UltraShort MSCI Europe	—		UltraShort MSCI Europe	30,780,849
		UltraShort MSCI Pacific ex-Japan	—		UltraShort MSCI Pacific ex-Japan	115,695
		UltraShort MSCI Brazil	—		UltraShort MSCI Brazil	1,131,810
		UltraShort FTSE China 25	483,211		UltraShort FTSE China 25	47,685,852
		UltraShort MSCI Japan	1,441,128		UltraShort MSCI Japan	1,303,581
		UltraShort MSCI Mexico Investable Market	—		UltraShort MSCI Mexico Investable Market	1,022,584
		Short 7-10 Year Treasury	—		Short 7-10 Year Treasury	242,058
		Short 20+ Year Treasury	—		Short 20+ Year Treasury	38,221,024
		Short High Yield	—		Short High Yield	135,822
		Short Investment Grade Corporate	—		Short Investment Grade Corporate	138,599
		UltraShort 3-7 Year Treasury	—		UltraShort 3-7 Year Treasury	228,462
		UltraShort 7-10 Year Treasury	684,970		UltraShort 7-10 Year Treasury	3,013,027
		UltraShort 20+ Year Treasury	—		UltraShort 20+ Year Treasury	593,941,815
		UltraShort TIPS	—		UltraShort TIPS	473,243
		Credit Suisse 130/30	2,215,336		Credit Suisse 130/30	2,905,720
		RAFI® Long/Short	147,095		RAFI® Long/Short	977,538

*  Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported in the Schedules of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

280 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

The Effect of Derivative Instruments on the Statements of Operations for the Year ended May 31, 2011

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements
		Ultra QQQ®	$39,805,428	$218,472,528
		Ultra Dow30SM	12,254,088	91,542,424
		Ultra S&P500®	62,150,919	346,872,558
		Ultra Russell3000	1,873,407	775,000
		Ultra MidCap400	15,476,427	27,117,510
		Ultra SmallCap600	(3,151,450)	16,587,146
		Ultra Russell2000	1,592,320	74,597,035
		UltraPro QQQ®	37,895,997	23,027,840
		UltraPro Dow30SM	7,867,366	4,361,453
		UltraPro S&P500®	67,495,725	57,188,080
		UltraPro MidCap400	4,874,816	14,100,217
		UltraPro Russell2000	13,263,855	11,619,996
		Ultra Russell1000 Value	(252,833)	3,587,705
		Ultra Russell1000 Growth	26,601	4,475,404
		Ultra Russell MidCap Value	(1,613,938)	4,731,991
		Ultra Russell MidCap Growth	(361,010)	6,064,095
		Ultra Russell2000 Value	(2,863,187)	7,393,959
		Ultra Russell2000 Growth	1,713,805	8,240,161
		Ultra Basic Materials	141,200,782	24,529,345
		Ultra Nasdaq Biotechnology	712,417	2,214,024
		Ultra Consumer Goods	4,658,124	2,831,114
		Ultra Consumer Services	3,037,282	1,239,274
		Ultra Financials	(80,358,518)	208,468,459
		Ultra Health Care	2,577,435	9,038,015
		Ultra Industrials	7,614,105	4,584,082
		Ultra Oil & Gas	22,619,563	155,344,887
		Ultra Real Estate	51,936,471	125,404,833
		Ultra KBW Regional Banking	(462,972)	383,278
		Ultra Semiconductors	6,282,745	13,862,341
		Ultra Technology	5,778,930	25,627,407
		Ultra Telecommunications	1,185,770	1,981,568
		Ultra Utilities	1,449,749	3,168,464
		Ultra MSCI EAFE	2,257,789	2,650,871
		Ultra MSCI Emerging Markets	7,132,435	6,371,422
		Ultra MSCI Europe	809,488	1,461,103
		Ultra MSCI Pacific ex-Japan	(64,729)	1,883,695
		Ultra MSCI Brazil	(266,037)	2,108,511
		Ultra FTSE China 25	4,333,609	9,182,601
		Ultra MSCI Japan	(1,465,987)	5,410,792
		Ultra MSCI Mexico Investable Market	143,810	896,685

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 281

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements
		Ultra 7-10 Year Treasury	$3,340,173	$(470,122)
		Ultra 20+ Year Treasury	(368,163)	1,175,969
		Ultra High Yield	—	74,276
		Ultra Investment Grade Corporate	—	239,973
		Short QQQ®	(46,454,267)	(26,352,571)
		Short Dow30SM	(44,270,069)	(31,665,613)
		Short S&P500®	(435,124,802)	(110,438,412)
		Short MidCap400	(4,250,773)	(5,879,364)
		Short SmallCap600	(8,160,726)	(3,724,138)
		Short Russell2000	(79,913,007)	(35,192,550)
		UltraShort QQQ®	(375,711,191)	(103,442,001)
		UltraShort Dow30SM	(168,919,854)	(66,852,469)
		UltraShort S&P500®	(1,372,708,208)	(105,762,943)
		UltraShort Russell3000	(826,349)	(262,610)
		UltraShort MidCap400	(18,724,780)	(1,434,779)
		UltraShort SmallCap600	(8,956,874)	(4,365,660)
		UltraShort Russell2000	(250,390,091)	(59,555,369)
		UltraPro Short QQQ®	(26,676,631)	(30,235,771)
		UltraPro Short Dow30SM	(18,474,325)	(6,690,764)
		UltraPro Short S&P500®	(217,517,431)	(62,034,925)
		UltraPro Short MidCap400	(3,010,548)	(1,439,868)
		UltraPro Short Russell2000	(26,417,696)	(11,600,060)
		UltraShort Russell1000 Value	(1,209,879)	(1,070,835)
		UltraShort Russell1000 Growth	(1,939,711)	(2,012,396)
		UltraShort Russell MidCap Value	(1,906,578)	(545,190)
		UltraShort Russell MidCap Growth	(3,150,427)	(679,485)
		UltraShort Russell2000 Value	(4,306,860)	(1,185,105)
		UltraShort Russell2000 Growth	(6,540,639)	(3,354,507)
		Short Basic Materials	(1,317,838)	(538,334)
		Short Financials	(16,252,677)	(2,293,665)
		Short Oil & Gas	(5,280,178)	(396,357)
		Short Real Estate	(7,311,566)	(374,755)
		Short KBW Regional Banking	(3,834,319)	(1,372,289)
		UltraShort Basic Materials	(95,808,886)	7,486,294
		UltraShort Nasdaq Biotechnology	(1,863,558)	(945,284)
		UltraShort Consumer Goods	(5,005,860)	(1,464,436)
		UltraShort Consumer Services	(11,589,455)	(4,605,092)
		UltraShort Financials	(190,283,988)	22,708,479
		UltraShort Health Care	(1,988,133)	(438,146)
		UltraShort Industrials	(5,833,693)	(1,190,159)
		UltraShort Oil & Gas	(78,263,381)	(15,381,993)
		UltraShort Real Estate	(230,156,579)	23,683,466
282 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements
		UltraShort Semiconductors	$(14,715,828)	$(747,309)
		UltraShort Technology	(9,480,626)	(1,578,599)
		UltraShort Telecommunications	(749,706)	(657,315)
		UltraShort Utilities	(2,132,095)	(617,097)
		Short MSCI EAFE	(25,927,539)	(20,328,720)
		Short MSCI Emerging Markets	(67,561,885)	(9,252,487)
		Short FTSE China 25	(1,936,819)	36,257
		UltraShort MSCI EAFE	(19,973,755)	38,123
		UltraShort MSCI Emerging Markets	(72,727,171)	(23,901,641)
		UltraShort MSCI Europe	(61,438,811)	(13,846,844)
		UltraShort MSCI Pacific ex-Japan	(2,887,407)	734,613
		UltraShort MSCI Brazil	(27,030,538)	9,116,622
		UltraShort FTSE China 25	(116,884,029)	(16,229,810)
		UltraShort MSCI Japan	(9,614,196)	30,003
		UltraShort MSCI Mexico Investable Market	(1,719,016)	(442,910)
		Short 7-10 Year Treasury	(2,725)	(242,058)
		Short 20+ Year Treasury	(21,392,970)	(37,364,865)
		Short High Yield	—	(135,822)
		Short Investment Grade Corporate	—	(138,599)
		UltraShort 3-7 Year Treasury	—	(228,462)
		UltraShort 7-10 Year Treasury	(108,714,035)	41,397,430
		UltraShort 20+ Year Treasury	(340,519,498)	(553,261,029)
		UltraShort TIPS	—	(473,243)
		Credit Suisse 130/30	602,637	(595,150)
		RAFI® Long/Short	—	(830,443)

Expense Allocations with Affiliated Entities

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of May 31, 2011, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 283

permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the tax years ended October 31, 2010 and October 31, 2009, were as follows:

	Year Ended October 31, 2010				Year Ended October 31, 2009
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra QQQ®	—	—	—	—	—	—	—	—
Ultra Dow30SM	$3,019,708	—	—	$3,019,708	$14,255,646	—	—	$14,255,646
Ultra S&P500®	14,065,200	—	—	14,065,200	38,134,373	—	$367,836	38,502,209
Ultra Russell3000	30,062	—	—	30,062	12,772	—	—	12,772
Ultra MidCap400	112,878	—	—	112,878	635,914	—	220,873	856,787
Ultra SmallCap600	—	—	—	—	138,349	—	49,915	188,264
Ultra Russell2000	65,174	—	—	65,174	1,246,142	—	437,257	1,683,399
UltraPro QQQ®	—	—	—	—	—	—	—	—
UltraPro Dow30SM	40,021	—	—	40,021	—	—	—	—
UltraPro S&P500®	512,277	—	—	512,277	25,302	—	—	25,302
UltraPro MidCap400	—	—	$19,450	19,450	—	—	—	—
UltraPro Russell2000	—	—	—	—	—	—	—	—
Ultra Russell1000 Value	146,013	—	—	146,013	341,000	—	—	341,000
Ultra Russell1000 Growth	146,575	—	—	146,575	179,470	—	9,046	188,516
Ultra Russell MidCap Value	104,900	—	—	104,900	178,133	—	9,150	187,283
Ultra Russell MidCap Growth	10,881	—	—	10,881	24,884	—	12,234	37,118
Ultra Russell2000 Value	84,281	—	—	84,281	196,735	—	—	196,735
Ultra Russell2000 Growth	—	—	—	—	—	—	10,077	10,077
Ultra Basic Materials	1,189,614	—	—	1,189,614	4,707,191	—	—	4,707,191
Ultra Nasdaq Biotechnology	2,984	—	5,799	8,783	—	—	—	—
Ultra Consumer Goods	397,598	—	—	397,598	293,113	—	—	293,113
Ultra Consumer Services	46,087	—	—	46,087	53,836	—	11,646	65,482
Ultra Financials	2,775,591	—	—	2,775,591	29,030,024	—	4,962,377	33,992,401
Ultra Health Care	649,233	—	—	649,233	475,535	—	18,231	493,766
Ultra Industrials	184,928	—	—	184,928	336,855	—	—	336,855
Ultra Oil & Gas	2,715,775	—	—	2,715,775	5,823,113	—	740,383	6,563,496
Ultra Real Estate	5,048,539	—	—	5,048,539	12,671,834	—	—	12,671,834
Ultra KBW Regional Banking	15,846	—	4,598	20,444	—	—	—	—
Ultra Semiconductors	345,291	—	—	345,291	841,375	—	67,408	908,783
Ultra Technology	—	—	—	—	32,348	—	191,660	224,008
Ultra Telecommunications	227,427	—	—	227,427	327,812	—	—	327,812

284 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

	Year Ended October 31, 2010				Year Ended October 31, 2009
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra Utilities	$668,282	—	—	$668,282	$828,586	—	—	$828,586
Ultra MSCI EAFE	19,906	—	—	19,906	—	—	—	—
Ultra MSCI Emerging Markets	54,008	—	—	54,008	—	—	—	—
Ultra MSCI Europe	—	—	—	—	—	—	—	—
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—
Ultra MSCI Brazil	—	—	—	—	—	—	—	—
Ultra FTSE China 25	—	—	—	—	—	—	—	—
Ultra MSCI Japan	—	—	—	—	—	—	—	—
Ultra MSCI Mexico Investable Market	—	—	—	—	—	—	—	—
Ultra 7-10 Year Treasury	—	—	—	—	—	—	—	—
Ultra 20+ Year Treasury	19,989	—	—	19,989	—	—	—	—
Ultra High Yield	—	—	—	—	—	—	—	—
Ultra Investment Grade Corporate	—	—	—	—	—	—	—	—
Short QQQ®	—	—	—	—	4,857,267	$248,328	—	5,105,595
Short Dow30SM	—	—	—	—	20,334,279	644,280	—	20,978,559
Short S&P500®	—	—	—	—	57,351,350	184,807	—	57,536,157
Short MidCap400	—	—	—	—	3,831,813	407,412	—	4,239,225
Short SmallCap600	—	—	—	—	7,266,783	—	—	7,266,783
Short Russell2000	—	—	—	—	16,407,387	179,159	—	16,586,546
UltraShort QQQ®	—	—	—	—	104,079,968	—	—	104,079,968
UltraShort Dow30SM	—	—	—	—	139,678,620	—	—	139,678,620
UltraShort S&P500®	—	—	—	—	386,940,342	—	—	386,940,342
UltraShort Russell3000	—	—	—	—	—	—	—	—
UltraShort MidCap400	—	—	—	—	23,260,894	—	—	23,260,894
UltraShort SmallCap600	—	—	—	—	10,792,862	—	—	10,792,862
UltraShort Russell2000	—	—	—	—	133,518,106	—	—	133,518,106
UltraPro Short QQQ®	—	—	—	—	—	—	—	—
UltraPro Short Dow30SM	—	—	—	—	—	—	—	—
UltraPro Short S&P500®	—	—	—	—	—	—	—	—
UltraPro Short MidCap400	—	—	—	—	—	—	—	—
UltraPro Short Russell2000	—	—	—	—	—	—	—	—
UltraShort Russell1000 Value	—	—	—	—	2,158,640	—	—	2,158,640
UltraShort Russell1000 Growth	—	—	—	—	7,425,631	—	—	7,425,631
UltraShort Russell MidCap Value	—	—	—	—	4,496,614	—	—	4,496,614
UltraShort Russell MidCap Growth	—	—	—	—	4,034,605	—	—	4,034,605

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 285

	Year Ended October 31, 2010				Year Ended October 31, 2009
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraShort Russell2000 Value	—	—	—	—	$2,291,569	—	—	$2,291,569
UltraShort Russell2000 Growth	—	—	—	—	8,175,002	—	—	8,175,002
Short Basic Materials	—	—	—	—	—	—	—	—
Short Financials	—	—	—	—	1,805,528	—	—	1,805,528
Short Oil & Gas	—	—	—	—	1,823,555	—	—	1,823,555
Short Real Estate	—	—	—	—	—	—	—	—
Short KBW Regional Banking	—	—	—	—	—	—	—	—
UltraShort Basic Materials	—	—	—	—	45,864,183	—	—	45,864,183
UltraShort Nasdaq Biotechnology	—	—	—	—	—	—	—	—
UltraShort Consumer Goods	—	—	—	—	8,488,763	—	—	8,488,763
UltraShort Consumer Services	—	—	—	—	38,162,521	—	—	38,162,521
UltraShort Financials	—	—	—	—	—	—	—	—
UltraShort Health Care	—	—	—	—	4,449,637	—	—	4,449,637
UltraShort Industrials	—	—	—	—	39,519,612	—	—	39,519,612
UltraShort Oil & Gas	—	—	—	—	75,696,978	—	—	75,696,978
UltraShort Real Estate	—	—	—	—	100,188,889	—	—	100,188,889
UltraShort Semiconductors	—	—	—	—	12,716,082	—	—	12,716,082
UltraShort Technology	—	—	—	—	19,878,350	—	—	19,878,350
UltraShort Telecommunications	$8,014	—	—	$8,014	3,207,854	—	—	3,207,854
UltraShort Utilities	32,214	—	—	32,214	10,305,423	—	—	10,305,423
Short MSCI EAFE	—	—	—	—	8,530,603	—	—	8,530,603
Short MSCI Emerging Markets	—	—	—	—	2,875,902	—	—	2,875,902
Short FTSE China 25	—	—	—	—	—	—	—	—
UltraShort MSCI EAFE	—	—	—	—	18,091,178	—	—	18,091,178
UltraShort MSCI Emerging Markets	—	—	—	—	—	—	—	—
UltraShort MSCI Europe	—	—	—	—	—	—	—	—
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—
UltraShort MSCI Brazil	—	—	—	—	—	—	—	—
UltraShort FTSE China 25	—	—	—	—	—	—	—	—
UltraShort MSCI Japan	—	—	—	—	1,824,093	—	—	1,824,093
UltraShort MSCI Mexico Investable Market	—	—	—	—	—	—	—	—
Short 7-10 Year Treasury	—	—	—	—	—	—	—	—
Short 20+ Year Treasury	—	—	—	—	—	—	—	—

286 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

	Year Ended October 31, 2010				Year Ended October 31, 2009
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Short High Yield	—	—	—	—	—	—	—	—
Short Investment Grade Corporate	—	—	—	—	—	—	—	—
UltraShort 3-7 Year Treasury	—	—	—	—	—	—	—	—
UltraShort 7-10 Year Treasury	—	—	—	—	$3,260	—	—	$3,260
UltraShort 20+ Year Treasury	—	—	—	—	—	—	—	—
UltraShort TIPS	—	—	—	—	—	—	—	—
Credit Suisse 130/30	$228,668	—	—	$228,668	52,705	—	—	52,705
RAFI® Long/Short	—	—	—	—	—	—	—	—

At October 31, 2010 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra QQQ®	—	—	$(717,181,655)	$67,550,016
Ultra Dow30SM	—	—	(314,769,219)	10,501,039
Ultra S&P500®	$148,244	—	(1,048,450,191)	152,441,014
Ultra Russell3000	—	—	—	1,503,356
Ultra MidCap400	—	—	(42,669,369)	18,751,381
Ultra SmallCap600	—	—	(14,541,018)	3,788,115
Ultra Russell2000	—	—	(164,774,387)	10,289,380
UltraPro QQQ®	—	—	(3,312,816)	30,775,649
UltraPro Dow30SM	—	—	(126,763)	3,241,757
UltraPro S&P500®	—	—	(521,745)	44,786,221
UltraPro MidCap400	—	—	(204,680)	7,847,328
UltraPro Russell2000	—	—	(710,048)	8,013,411
Ultra Russell1000 Value	3,000	—	(8,986,782)	(395,442)
Ultra Russell1000 Growth	—	—	(12,195,116)	2,045,074
Ultra Russell MidCap Value	—	—	(2,043,297)	1,071,035
Ultra Russell MidCap Growth	—	—	(8,727,097)	2,155,614
Ultra Russell2000 Value	—	—	(9,115,487)	712,243
Ultra Russell2000 Growth	—	—	(7,502,281)	2,075,444
Ultra Basic Materials	—	—	—	98,053,371
Ultra Nasdaq Biotechnology	—	—	(565,831)	63,399
Ultra Consumer Goods	—	—	—	3,808,864
Ultra Consumer Services	—	—	(203,843)	781,986
Ultra Financials	—	—	(2,384,176,152)	(15,896,703)
Ultra Health Care	—	—	(13,522,334)	5,017,512
Ultra Industrials	—	—	—	5,084,532
Ultra Oil & Gas	—	—	(82,191,390)	26,539,571
Ultra Real Estate	—	—	—	113,020,209
Ultra KBW Regional Banking	—	—	(1,965,194)	(1,266,119)
Ultra Semiconductors	—	—	(31,174,447)	6,592,194
Ultra Technology	—	—	(14,574,693)	22,491,921
Ultra Telecommunications	—	—	(821,337)	715,561

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 287

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra Utilities	$21,680	—	$(13,860,409)	$2,483,411
Ultra MSCI EAFE	—	—	—	2,521,257
Ultra MSCI Emerging Markets	—	—	(167,146)	11,200,524
Ultra MSCI Europe	—	—	(289,198)	1,157,417
Ultra MSCI Pacific ex-Japan	—	—	(385,999)	808,554
Ultra MSCI Brazil	—	—	(542,934)	1,830,517
Ultra FTSE China 25	—	—	(1,734,319)	9,717,841
Ultra MSCI Japan	—	—	(297,533)	1,312,963
Ultra MSCI Mexico Investable Market	—	—	(87,729)	469,529
Ultra 7-10 Year Treasury	—	—	—	3,533,618
Ultra 20+ Year Treasury	37,843	—	(670,598)	1,851,374
Ultra High Yield	—	—	—	—
Ultra Investment Grade Corporate	—	—	—	—
Short QQQ®	—	—	(105,597,978)	(25,352,321)
Short Dow30SM	—	—	(101,951,410)	(15,898,828)
Short S&P500®	—	—	(671,481,723)	(152,937,198)
Short MidCap400	—	—	(30,754,888)	(1,722,382)
Short SmallCap600	—	—	(20,655,125)	(2,632,248)
Short Russell2000	—	—	(116,430,205)	(11,294,505)
UltraShort QQQ®	—	—	(890,181,936)	(201,084,043)
UltraShort Dow30SM	—	—	(489,622,501)	(65,043,365)
UltraShort S&P500®	—	—	(2,568,572,376)	(479,500,805)
UltraShort Russell3000	—	—	(2,353,619)	(303,754)
UltraShort MidCap400	—	—	(81,299,058)	(5,162,008)
UltraShort SmallCap600	—	—	(28,814,438)	(3,993,324)
UltraShort Russell2000	—	—	(569,049,142)	(52,377,046)
UltraPro Short QQQ®	—	—	(13,723,268)	(18,598,746)
UltraPro Short Dow30SM	—	—	(9,009,922)	(3,194,972)
UltraPro Short S&P500®	—	—	(102,042,722)	(102,766,699)
UltraPro Short MidCap400	—	—	(2,821,723)	(1,433,197)
UltraPro Short Russell2000	—	—	(13,054,940)	(3,643,117)
UltraShort Russell1000 Value	—	—	(20,206,488)	(117,783)
UltraShort Russell1000 Growth	—	—	(24,211,670)	(711,557)
UltraShort Russell MidCap Value	—	—	(9,148,210)	(182,704)
UltraShort Russell MidCap Growth	—	—	(15,461,988)	(603,883)
UltraShort Russell2000 Value	—	—	(23,919,246)	(1,217,351)
UltraShort Russell2000 Growth	—	—	(23,061,494)	(2,239,830)
Short Basic Materials	—	—	(568,074)	(81,922)
Short Financials	—	—	(89,776,790)	473,266
Short Oil & Gas	—	—	(4,304,935)	(836,770)
Short Real Estate	—	—	(3,968,005)	(830,287)
Short KBW Regional Banking	—	—	(475,909)	1,744,670
UltraShort Basic Materials	—	—	(209,559,186)	(29,159,490)
UltraShort Nasdaq Biotechnology	—	—	(435,627)	108,578
UltraShort Consumer Goods	—	—	(14,965,048)	(1,996,212)
UltraShort Consumer Services	—	—	(72,601,340)	(5,794,839)
UltraShort Financials	—	—	(1,189,065,946)	3,507,036
UltraShort Health Care	—	—	(12,789,664)	(361,960)
UltraShort Industrials	—	—	(39,018,943)	(1,081,790)

288 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraShort Oil & Gas	—	—	$(175,611,968)	$(16,711,244)
UltraShort Real Estate	—	—	(3,128,331,080)	(89,006,521)
UltraShort Semiconductors	—	—	(50,507,717)	(3,407,185)
UltraShort Technology	—	—	(55,925,422)	(3,881,333)
UltraShort Telecommunications	—	—	(6,090,805)	(460,920)
UltraShort Utilities	—	—	(11,270,733)	(813,942)
Short MSCI EAFE	—	—	(51,343,003)	(11,904,499)
Short MSCI Emerging Markets	—	—	(111,643,740)	(24,164,972)
Short FTSE China 25	—	—	(1,199,922)	48,692
UltraShort MSCI EAFE	—	—	(75,354,966)	(4,739,087)
UltraShort MSCI Emerging Markets	—	—	(580,360,285)	(37,102,174)
UltraShort MSCI Europe	—	—	(38,249,173)	(20,021,836)
UltraShort MSCI Pacific ex-Japan	—	—	(4,678,690)	10,362
UltraShort MSCI Brazil	—	—	(20,418,401)	800,477
UltraShort FTSE China 25	—	—	(595,667,893)	(63,099,773)
UltraShort MSCI Japan	—	—	(10,193,997)	108,547
UltraShort MSCI Mexico Investable Market	—	—	(11,227,876)	(711,627)
Short 7-10 Year Treasury	—	—	—	—
Short 20+ Year Treasury	—	—	(56,812,921)	(13,501,175)
Short High Yield	—	—	—	—
Short Investment Grade Corporate	—	—	—	—
UltraShort 3-7 Year Treasury	—	—	—	—
UltraShort 7-10 Year Treasury	—	—	(34,196,936)	(89,680,801)
UltraShort 20+ Year Treasury	—	—	(664,186,865)	(526,753,406)
UltraShort TIPS	—	—	—	—
Credit Suisse 130/30	—	—	(488,065)	3,579,820
RAFI® Long/Short	—	—	—	—

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, equalization and nondeductible expenses resulted in the following reclassifications, as of October 31, 2010 (the Funds' tax year end), among the Funds' components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
Ultra QQQ®	$2,548,808	$(157,550,714)	$155,001,906
Ultra Dow30SM	54,124	(59,175,859)	59,121,735
Ultra S&P500®	—	(252,885,928)	252,885,928
Ultra Russell3000	(17,463)	(782,136)	799,599
Ultra MidCap400	84,892	(27,609,220)	27,524,328
Ultra SmallCap600	67,937	(5,359,514)	5,291,577
Ultra Russell2000	261,066	(35,954,271)	35,693,205
UltraPro QQQ®	115,579	(3,180,785)	3,065,206
UltraPro Dow30SM	5,778	(550,145)	544,367
UltraPro S&P500®	(430,935)	(10,372,751)	10,803,686
UltraPro MidCap400	24,014	—	(24,014)
UltraPro Russell2000	34,626	(11)	(34,615)
Ultra Russell1000 Value	—	(2,298,777)	2,298,777
Ultra Russell1000 Growth	5,576	(3,153,979)	3,148,403

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 289

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
Ultra Russell MidCap Value	$11,271	$(3,982,136)	$3,970,865
Ultra Russell MidCap Growth	10,881	(2,554,220)	2,543,339
Ultra Russell2000 Value	22,610	(1,592,950)	1,570,340
Ultra Russell2000 Growth	93,972	(4,176,163)	4,082,191
Ultra Basic Materials	45,846	(177,565,644)	177,519,798
Ultra Nasdaq Biotechnology	5,799	—	(5,799)
Ultra Consumer Goods	(28,009)	(4,818,447)	4,846,456
Ultra Consumer Services	8,078	(2,769,358)	2,761,280
Ultra Financials	738,406	(195,938,498)	195,200,092
Ultra Health Care	4,185	(1,831,631)	1,827,446
Ultra Industrials	(174,952)	(12,989,253)	13,164,205
Ultra Oil & Gas	192,762	(74,526,083)	74,333,321
Ultra Real Estate	(3,172,493)	(266,655,271)	269,827,764
Ultra KBW Regional Banking	4,598	597,006	(601,604)
Ultra Semiconductors	109,924	(17,855,354)	17,745,430
Ultra Technology	313,832	(20,739,468)	20,425,636
Ultra Telecommunications	20,127	(978,203)	958,076
Ultra Utilities	—	(1,089,462)	1,089,462
Ultra MSCI EAFE	8,830	(276,661)	267,831
Ultra MSCI Emerging Markets	11,890	(1,448,069)	1,436,179
Ultra MSCI Europe	13,353	—	(13,353)
Ultra MSCI Pacific ex-Japan	11,384	—	(11,384)
Ultra MSCI Brazil	22,938	—	(22,938)
Ultra FTSE China 25	342,794	—	(342,794)
Ultra MSCI Japan	81,975	—	(81,975)
Ultra MSCI Mexico Investable Market	10,686	—	(10,686)
Ultra 7-10 Year Treasury	22,793	(507,768)	484,975
Ultra 20+ Year Treasury	—	984	(984)
Ultra High Yield	—	—	—
Ultra Investment Grade Corporate	—	—	—
Short QQQ®	1,751,829	—	(1,751,829)
Short Dow30SM	2,348,720	—	(2,348,720)
Short S&P500®	14,798,993	—	(14,798,993)
Short MidCap400	322,099	—	(322,099)
Short SmallCap600	271,828	—	(271,828)
Short Russell2000	2,216,427	—	(2,216,427)
UltraShort QQQ®	7,459,700	—	(7,459,700)
UltraShort Dow30SM	4,481,336	—	(4,481,336)
UltraShort S&P500®	25,891,993	—	(25,891,993)
UltraShort Russell3000	22,204	—	(22,204)
UltraShort MidCap400	351,454	—	(351,454)
UltraShort SmallCap600	186,215	—	(186,215)
UltraShort Russell2000	4,057,090	—	(4,057,090)
UltraPro Short QQQ®	184,648	—	(184,648)
UltraPro Short Dow30SM	109,233	—	(109,233)
UltraPro Short S&P500®	2,113,420	—	(2,113,420)
UltraPro Short MidCap400	30,851	—	(30,851)
UltraPro Short Russell2000	114,572	—	(114,572)
UltraShort Russell1000 Value	80,523	—	(80,523)
UltraShort Russell1000 Growth	82,682	—	(82,682)

290 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
UltraShort Russell MidCap Value	$37,697	—	$(37,697)
UltraShort Russell MidCap Growth	58,714	—	(58,714)
UltraShort Russell2000 Value	93,075	—	(93,075)
UltraShort Russell2000 Growth	116,520	—	(116,520)
Short Basic Materials	25,360	—	(25,360)
Short Financials	940,993	—	(940,993)
Short Oil & Gas	108,228	—	(108,228)
Short Real Estate	79,491	—	(79,491)
Short KBW Regional Banking	89,515	—	(89,515)
UltraShort Basic Materials	1,009,335	—	(1,009,335)
UltraShort Nasdaq Biotechnology	30,830	—	(30,830)
UltraShort Consumer Goods	131,625	—	(131,625)
UltraShort Consumer Services	312,796	—	(312,796)
UltraShort Financials	5,601,029	—	(5,601,029)
UltraShort Health Care	43,481	—	(43,481)
UltraShort Industrials	131,337	—	(131,337)
UltraShort Oil & Gas	1,528,334	—	(1,528,334)
UltraShort Real Estate	4,766,874	—	(4,766,874)
UltraShort Semiconductors	227,212	—	(227,212)
UltraShort Technology	191,278	—	(191,278)
UltraShort Telecommunications	15,466	—	(15,466)
UltraShort Utilities	57,951	—	(57,951)
Short MSCI EAFE	768,229	—	(768,229)
Short MSCI Emerging Markets	2,090,413	—	(2,090,413)
Short FTSE China 25	31,636	—	(31,636)
UltraShort MSCI EAFE	271,589	—	(271,589)
UltraShort MSCI Emerging Markets	1,560,607	—	(1,560,607)
UltraShort MSCI Europe	486,319	—	(486,319)
UltraShort MSCI Pacific ex-Japan	25,032	—	(25,032)
UltraShort MSCI Brazil	221,009	—	(221,009)
UltraShort FTSE China 25	2,897,234	—	(2,897,234)
UltraShort MSCI Japan	140,108	—	(140,108)
UltraShort MSCI Mexico Investable Market	38,071	—	(38,071)
Short 7-10 Year Treasury	—	—	—
Short 20+ Year Treasury	3,237,803	—	(3,237,803)
Short High Yield	—	—	—
Short Investment Grade Corporate	—	—	—
UltraShort 3-7 Year Treasury	—	—	—
UltraShort 7-10 Year Treasury	3,013,847	—	(3,013,847)
UltraShort 20+ Year Treasury	38,359,105	—	(38,359,105)
UltraShort TIPS	—	—	—
Credit Suisse 130/30	(137,732)	$(2,099,007)	2,236,739
RAFI® Long/Short	—	—	—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 291

For the tax year ended October 31, 2010, the following Funds had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date.

Fund	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Total
Ultra QQQ®	$162,385,119	$554,796,536	—	$717,181,655
Ultra Dow30SM	—	314,769,219	—	314,769,219
Ultra S&P500®	—	1,048,450,191	—	1,048,450,191
Ultra Russell3000	—	—	—	—
Ultra MidCap400	—	42,669,369	—	42,669,369
Ultra SmallCap600	—	14,541,018	—	14,541,018
Ultra Russell2000	4,565,909	160,208,478	—	164,774,387
UltraPro QQQ®	—	—	$3,312,816	3,312,816
UltraPro Dow30SM	—	—	126,763	126,763
UltraPro S&P500®	—	—	521,745	521,745
UltraPro MidCap400	—	—	204,680	204,680
UltraPro Russell2000	—	—	710,048	710,048
Ultra Russell1000 Value	1,647,546	7,339,236	—	8,986,782
Ultra Russell1000 Growth	1,109,699	11,085,417	—	12,195,116
Ultra Russell MidCap Value	1,551,965	491,332	—	2,043,297
Ultra Russell MidCap Growth	6,014,949	2,712,148	—	8,727,097
Ultra Russell2000 Value	5,453,294	3,662,193	—	9,115,487
Ultra Russell2000 Growth	896,305	6,605,976	—	7,502,281
Ultra Basic Materials	—	—	—	—
Ultra Nasdaq Biotechnology	—	—	565,831	565,831
Ultra Consumer Goods	—	—	—	—
Ultra Consumer Services	—	203,843	—	203,843
Ultra Financials	976,913,137	1,407,263,015	—	2,384,176,152
Ultra Health Care	—	13,552,334	—	13,552,334
Ultra Industrials	—	—	—	—
Ultra Oil & Gas	—	82,191,390	—	82,191,390
Ultra Real Estate	—	—	—	—
Ultra KBW Regional Banking	—	—	1,965,194	1,965,194
Ultra Semiconductors	7,861,321	23,313,126	—	31,174,447
Ultra Technology	—	14,574,693	—	14,574,693
Ultra Telecommunications	—	821,337	—	821,337
Ultra Utilities	544,328	13,316,081	—	13,860,409
Ultra MSCI EAFE	—	—	—	—
Ultra MSCI Emerging Markets	—	11,592	155,554	167,146
Ultra MSCI Europe	—	—	289,198	289,198
Ultra MSCI Pacific ex-Japan	—	—	385,999	385,999
Ultra MSCI Brazil	—	—	542,934	542,934
Ultra FTSE China 25	—	465,248	1,269,071	1,734,319
Ultra MSCI Japan	—	9,848	287,685	297,533
Ultra MSCI Mexico Investable Market	—	—	87,729	87,729
Ultra 7-10 Year Treasury	—	—	—	—
Ultra 20+ Year Treasury	—	—	670,598	670,598
Ultra High Yield	—	—	—	—
Ultra Investment Grade Corporate	—	—	—	—
Short QQQ®	—	46,413,351	59,184,627	105,597,978
Short Dow30SM	—	27,666,267	74,285,143	101,951,410
Short S&P500®	—	275,479,255	396,002,468	671,481,723
292 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

Fund	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Total
Short MidCap400	—	$14,091,075	$16,663,813	$30,754,888
Short SmallCap600	—	10,910,309	9,744,816	20,655,125
Short Russell2000	—	30,602,995	85,827,210	116,430,205
UltraShort QQQ®	—	344,027,075	546,154,861	890,181,936
UltraShort Dow30SM	—	211,568,661	278,053,840	489,622,501
UltraShort S&P500®	—	954,224,900	1,614,347,476	2,568,572,376
UltraShort Russell3000	—	578,178	1,775,441	2,353,619
UltraShort MidCap400	—	62,058,079	19,240,979	81,299,058
UltraShort SmallCap600	—	10,418,599	18,395,839	28,814,438
UltraShort Russell2000	—	197,617,837	371,431,305	569,049,142
UltraPro Short QQQ®	—	—	13,723,268	13,723,268
UltraPro Short Dow30SM	—	—	9,009,922	9,009,922
UltraPro Short S&P500®	—	21,450,893	80,591,829	102,042,722
UltraPro Short MidCap400	—	—	2,821,723	2,821,723
UltraPro Short Russell2000	—	—	13,054,940	13,054,940
UltraShort Russell1000 Value	—	15,201,628	5,004,860	20,206,488
UltraShort Russell1000 Growth	—	18,361,737	5,849,933	24,211,670
UltraShort Russell MidCap Value	—	4,103,949	5,044,261	9,148,210
UltraShort Russell MidCap Growth	—	11,156,011	4,305,977	15,461,988
UltraShort Russell2000 Value	—	14,216,121	9,703,125	23,919,246
UltraShort Russell2000 Growth	—	13,016,043	10,045,451	23,061,494
Short Basic Materials	—	—	568,074	568,074
Short Financials	—	55,095,891	34,680,899	89,776,790
Short Oil & Gas	—	1,584,332	2,720,603	4,304,935
Short Real Estate	—	—	3,968,005	3,968,005
Short KBW Regional Banking	—	—	475,909	475,909
UltraShort Basic Materials	—	99,100,007	110,459,179	209,559,186
UltraShort Nasdaq Biotechnology	—	—	435,627	435,627
UltraShort Consumer Goods	—	680,668	14,284,380	14,965,048
UltraShort Consumer Services	—	37,806,587	34,794,753	72,601,340
UltraShort Financials	—	939,341,490	249,724,456	1,189,065,946
UltraShort Health Care	—	10,002,522	2,787,142	12,789,664
UltraShort Industrials	—	17,718,515	21,300,428	39,018,943
UltraShort Oil & Gas	—	72,588,775	103,023,193	175,611,968
UltraShort Real Estate	—	2,597,807,224	530,523,856	3,128,331,080
UltraShort Semiconductors	—	28,767,489	21,740,228	50,507,717
UltraShort Technology	—	38,866,512	17,058,910	55,925,422
UltraShort Telecommunications	—	5,408,371	682,434	6,090,805
UltraShort Utilities	—	7,484,152	3,786,581	11,270,733
Short MSCI EAFE	—	32,745,434	18,597,569	51,343,003
Short MSCI Emerging Markets	—	40,438,104	71,205,636	111,643,740
Short FTSE China 25	—	—	1,199,922	1,199,922
UltraShort MSCI EAFE	—	67,426,453	7,928,513	75,354,966
UltraShort MSCI Emerging Markets	—	520,833,289	59,526,996	580,360,285
UltraShort MSCI Europe	—	3,795,429	34,453,744	38,249,173
UltraShort MSCI Pacific ex-Japan	—	1,002,480	3,676,210	4,678,690
UltraShort MSCI Brazil	—	3,763,284	16,655,117	20,418,401
UltraShort FTSE China 25	—	464,521,831	131,146,062	595,667,893
UltraShort MSCI Japan	—	3,844,289	6,349,708	10,193,997
UltraShort MSCI Mexico Investable Market	—	6,041,732	5,186,144	11,227,876

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 293

Fund	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Total
Short 7-10 Year Treasury	—	—	—	—
Short 20+ Year Treasury	—	$228,972	$56,583,949	$56,812,921
Short High Yield	—	—	—	—
Short Investment Grade Corporate	—	—	—	—
UltraShort 3-7 Year Treasury	—	—	—	—
UltraShort 7-10 Year Treasury	$5,030,158	249,611	28,917,167	34,196,936
UltraShort 20+ Year Treasury	—	—	664,186,865	664,186,865
UltraShort TIPS	—	—	—	—
Credit Suisse 130/30	—	—	488,065	488,065
RAFI® Long/Short	—	—	—	—

For the tax year ended October 31, 2010, the following Funds utilized capital loss carryforwards to offset net capital gains with the amount stated below:

Fund	Capital Loss Utilized
Ultra QQQ®	$323,933,690
Ultra Dow30SM	145,368,165
Ultra S&P500®	480,756,945
Ultra MidCap400	33,974,123
Ultra SmallCap600	11,345,580
Ultra Russell2000	49,298,746
Ultra Russell1000 Value	5,399,120
Ultra Russell1000 Growth	5,602,140
Ultra Russell MidCap Value	4,330,263
Ultra Russell MidCap Growth	3,558,891
Ultra Russell2000 Value	2,081,348
Ultra Russell2000 Growth	6,789,792
Ultra Basic Materials	61,950,843
Ultra Consumer Goods	3,397,788
Ultra Consumer Services	3,038,291
Ultra Financials	451,525,940
Ultra Health Care	8,431,092
Ultra Industrials	4,161,303
Ultra Oil & Gas	80,275,821
Ultra Real Estate	35,989,167
Ultra Semiconductors	22,589,890
Ultra Technology	33,552,025
Ultra Telecommunications	2,998,607
Ultra Utilities	3,236,457
Ultra MSCI EAFE	43,571

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Advisory and Management Service Fees

The Advisor serves as the Trust's investment adviser pursuant to an Investment Advisory Agreement and provides management and other administrative services to the Trust pursuant to a separate Management Services Agreement. The Advisor is responsible for developing,

294 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For these and other services, the Funds pay the Advisor advisory and management services fees at an annualized rate based upon each Fund's average daily net assets of 0.75% and 0.10%, respectively.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund to 0.95% of average daily net assets.

These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised. Additionally, for the year ended May 31, 2011, advisory and management services fees waivers and expense reimbursements were as follows:

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation Effective Through
Ultra QQQ®	$631,542	—	—	September 30, 2011
Ultra Dow30SM	162,843	—	—	September 30, 2011
Ultra S&P500®	—	—	—	September 30, 2011
Ultra Russell3000	54,217	$7,229	$137,338	September 30, 2011
Ultra MidCap400	154,125	—	—	September 30, 2011
Ultra SmallCap600	167,686	—	—	September 30, 2011
Ultra Russell2000	502,535	—	—	September 30, 2011
UltraPro QQQ®	231,024	—	—	September 30, 2011
UltraPro Dow30SM	88,736	—	—	September 30, 2011
UltraPro S&P500®	188,340	—	—	September 30, 2011
UltraPro MidCap400	99,534	—	—	September 30, 2011
UltraPro Russell2000	265,290	—	—	September 30, 2011
Ultra Russell1000 Value	100,967	13,462	18,727	September 30, 2011
Ultra Russell1000 Growth	111,365	14,849	6,464	September 30, 2011
Ultra Russell MidCap Value	65,450	8,726	89,197	September 30, 2011
Ultra Russell MidCap Growth	101,088	13,478	31,247	September 30, 2011
Ultra Russell2000 Value	148,681	—	—	September 30, 2011
Ultra Russell2000 Growth	150,783	—	—	September 30, 2011
Ultra Basic Materials	163,400	—	—	September 30, 2011
Ultra Nasdaq Biotechnology	49,918	6,656	8,222	September 30, 2011
Ultra Consumer Goods	135,314	—	—	September 30, 2011
Ultra Consumer Services	106,662	14,222	22,198	September 30, 2011
Ultra Financials	39,855	—	—	September 30, 2011
Ultra Health Care	134,748	—	—	September 30, 2011
Ultra Industrials	152,434	—	—	September 30, 2011
Ultra Oil & Gas	193,875	—	—	September 30, 2011
Ultra Real Estate	149,442	—	—	September 30, 2011
Ultra KBW Regional Banking	50,744	6,766	3,474	September 30, 2011
Ultra Semiconductors	129,490	—	—	September 30, 2011
Ultra Technology	156,226	—	—	September 30, 2011
Ultra Telecommunications	54,915	7,322	70,677	September 30, 2011
Ultra Utilities	131,276	—	—	September 30, 2011
Ultra MSCI EAFE	69,005	9,201	56,902	September 30, 2011
Ultra MSCI Emerging Markets	141,294	—	—	September 30, 2011
Ultra MSCI Europe	26,692	3,556	44,498	September 30, 2011
Ultra MSCI Pacific ex-Japan	25,054	3,341	42,030	September 30, 2011
Ultra MSCI Brazil	79,584	287	—	September 30, 2011
Ultra FTSE China 25	142,332	—	—	September 30, 2011
Ultra MSCI Japan	139,868	18,649	13,935	September 30, 2011
Ultra MSCI Mexico Investable Market	16,859	2,248	50,250	September 30, 2011
Ultra 7-10 Year Treasury	85,486	—	—	September 30, 2011

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 295

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation Effective Through
Ultra 20+ Year Treasury	$88,276	—	—	September 30, 2011
Ultra High Yield	3,988	$532	$22,851	September 30, 2012
Ultra Investment Grade Corporate	4,087	545	21,524	September 30, 2012
Short QQQ®	261,393	—	—	September 30, 2011
Short Dow30SM	110,472	—	—	September 30, 2011
Short S&P500®	—	—	—	September 30, 2011
Short MidCap400	94,233	—	—	September 30, 2011
Short SmallCap600	96,953	—	—	September 30, 2011
Short Russell2000	286,218	—	—	September 30, 2011
UltraShort QQQ®	581,066	—	—	September 30, 2011
UltraShort Dow30SM	91,456	—	—	September 30, 2011
UltraShort S&P500®	—	—	—	September 30, 2011
UltraShort Russell3000	15,046	2,006	89,088	September 30, 2011
UltraShort MidCap400	96,924	—	—	September 30, 2011
UltraShort SmallCap600	106,976	—	—	September 30, 2011
UltraShort Russell2000	395,377	—	—	September 30, 2011
UltraPro Short QQQ®	143,960	—	—	September 30, 2011
UltraPro Short Dow30SM	85,926	—	—	September 30, 2011
UltraPro Short S&P500®	—	—	—	September 30, 2011
UltraPro Short MidCap400	32,099	4,280	25,807	September 30, 2011
UltraPro Short Russell2000	92,207	—	—	September 30, 2011
UltraShort Russell1000 Value	36,696	4,893	66,944	September 30, 2011
UltraShort Russell1000 Growth	50,932	6,791	49,916	September 30, 2011
UltraShort Russell MidCap Value	27,455	3,660	80,118	September 30, 2011
UltraShort Russell MidCap Growth	35,713	4,762	69,695	September 30, 2011
UltraShort Russell2000 Value	71,431	9,524	25,764	September 30, 2011
UltraShort Russell2000 Growth	91,995	12,266	1,036	September 30, 2011
Short Basic Materials	32,441	4,325	17,672	September 30, 2011
Short Financials	106,469	—	—	September 30, 2011
Short Oil & Gas	86,021	11,470	12,558	September 30, 2011
Short Real Estate	74,508	—	—	September 30, 2011
Short KBW Regional Banking	73,210	—	—	September 30, 2011
UltraShort Basic Materials	106,217	—	—	September 30, 2011
UltraShort Nasdaq Biotechnology	31,845	4,246	16,974	September 30, 2011
UltraShort Consumer Goods	78,341	10,445	22,534	September 30, 2011
UltraShort Consumer Services	108,108	—	—	September 30, 2011
UltraShort Financials	72,256	—	—	September 30, 2011
UltraShort Health Care	34,453	4,594	71,777	September 30, 2011
UltraShort Industrials	78,272	10,436	22,729	September 30, 2011
UltraShort Oil & Gas	109,894	—	—	September 30, 2011
UltraShort Real Estate	124,731	—	—	September 30, 2011
UltraShort Semiconductors	113,695	—	—	September 30, 2011
UltraShort Technology	111,667	—	—	September 30, 2011
UltraShort Telecommunications	15,605	2,081	95,523	September 30, 2011
UltraShort Utilities	42,189	5,625	64,603	September 30, 2011
Short MSCI EAFE	110,510	—	—	September 30, 2011
Short MSCI Emerging Markets	208,866	—	—	September 30, 2011
Short FTSE China 25	57,412	2,945	—	September 30, 2011
UltraShort MSCI EAFE	122,033	—	—	September 30, 2011
UltraShort MSCI Emerging Markets	64,428	—	—	September 30, 2011

296 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation Effective Through
UltraShort MSCI Europe	$118,724	—	—	September 30, 2011
UltraShort MSCI Pacific ex-Japan	24,106	$3,214	$106,638	September 30, 2011
UltraShort MSCI Brazil	120,105	—	—	September 30, 2011
UltraShort FTSE China 25	214,937	—	—	September 30, 2011
UltraShort MSCI Japan	151,340	—	—	September 30, 2011
UltraShort MSCI Mexico Investable Market	26,588	3,545	103,066	September 30, 2011
Short 7-10 Year Treasury	6,648	886	17,321	September 30, 2012
Short 20+ Year Treasury	109,586	—	—	September 30, 2011
Short High Yield	8,334	1,111	20,640	September 30, 2012
Short Investment Grade Corporate	5,169	689	21,243	September 30, 2012
UltraShort 3-7 Year Treasury	4,567	609	19,373	September 30, 2012
UltraShort 7-10 Year Treasury	106,802	—	—	September 30, 2011
UltraShort 20+ Year Treasury	—	—	—	September 30, 2011
UltraShort TIPS	8,414	1,122	17,514	September 30, 2012
Credit Suisse 130/30	147,638	—	—	September 30, 2011
RAFI® Long/Short	37,143	4,952	10,085	September 30, 2012

Amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of May 31, 2011, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,					Total Amount
						Eligible for
Fund	2012	2013	2014	2015	2016	Recoupment
Ultra QQQ®	$361,690	$771,609	$1,032,842	$709,796	$417,890	$3,293,827
Ultra Dow30SM	207,359	161,837	261,374	182,406	108,767	921,743
Ultra S&P500®	—	—	—	—	—	—
Ultra Russell3000	—	—	—	—	—	—
Ultra MidCap400	321,428	254,571	286,102	106,093	100,171	1,068,365
Ultra SmallCap600	155,679	115,093	300,310	139,951	104,610	815,643
Ultra Russell2000	312,603	420,622	989,384	497,328	296,938	2,516,875
UltraPro QQQ®	—	—	—	127,004	169,512	296,516
UltraPro Dow30SM	—	—	—	58,027	68,375	126,402
UltraPro S&P500®	—	—	22,535	315,207	109,275	447,017
UltraPro MidCap400	—	—	—	144,446	35,452	179,898
UltraPro Russell2000	—	—	—	191,089	183,183	374,272
Ultra Russell1000 Value	99,717	67,116	261,071	167,372	90,933	686,209
Ultra Russell1000 Growth	106,821	112,396	242,598	131,939	96,886	690,640
Ultra Russell MidCap Value	91,755	80,426	236,618	145,226	128,357	682,382
Ultra Russell MidCap Growth	89,292	114,507	200,040	136,213	115,339	655,391
Ultra Russell2000 Value	147,529	128,593	515,701	193,527	76,312	1,061,662
Ultra Russell2000 Growth	147,602	126,585	415,427	186,104	86,940	962,658
Ultra Basic Materials	76,918	102,535	239,877	190,416	104,125	713,871
Ultra Nasdaq Biotechnology	—	—	—	44,699	47,421	92,120
Ultra Consumer Goods	77,004	68,249	158,112	131,595	106,265	541,225
Ultra Consumer Services	88,455	65,215	177,086	133,564	113,390	577,710
Ultra Financials	96,414	160,584	737,333	117,774	—	1,112,105
Ultra Health Care	78,759	97,149	168,152	120,479	92,731	557,270
Ultra Industrials	85,534	78,895	214,947	136,317	110,472	626,165
Ultra Oil & Gas	100,986	145,921	335,397	183,018	130,502	895,824

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 297

	Expires September 30,					Total Amount
						Eligible for
Fund	2012	2013	2014	2015	2016	Recoupment
Ultra Real Estate	$80,853	$114,651	$224,831	$220,577	$87,435	$728,347
Ultra KBW Regional Banking	—	—	—	42,986	45,383	88,369
Ultra Semiconductors	75,309	123,648	158,603	143,414	82,854	583,828
Ultra Technology	91,135	164,530	217,672	157,093	100,727	731,157
Ultra Telecommunications	—	57,580	68,674	125,448	114,741	366,443
Ultra Utilities	73,170	82,736	146,632	126,160	102,558	531,256
Ultra MSCI EAFE	—	—	26,000	105,384	103,852	235,236
Ultra MSCI Emerging Markets	—	—	27,016	154,408	94,290	275,714
Ultra MSCI Europe	—	—	—	47,068	53,984	101,052
Ultra MSCI Pacific ex-Japan	—	—	—	46,719	49,995	96,714
Ultra MSCI Brazil	—	—	—	47,846	58,334	106,180
Ultra FTSE China 25	—	—	32,285	120,815	101,931	255,031
Ultra MSCI Japan	—	—	22,003	112,279	140,422	274,704
Ultra MSCI Mexico Investable Market	—	—	—	46,822	48,843	95,665
Ultra 7-10 Year Treasury	—	—	—	82,505	62,574	145,079
Ultra 20+ Year Treasury	—	—	—	79,850	67,977	147,827
Ultra High Yield	—	—	—	—	27,371	27,371
Ultra Investment Grade Corporate	—	—	—	—	26,156	26,156
Short QQQ®	219,846	168,003	215,413	249,007	174,378	1,026,647
Short Dow30SM	192,171	125,550	161,660	126,493	74,447	680,321
Short S&P500®	—	—	—	—	—	—
Short MidCap400	142,197	100,315	114,278	91,606	68,498	516,894
Short SmallCap600	59,810	63,566	108,189	88,782	73,449	393,796
Short Russell2000	64,261	123,244	137,737	249,967	195,864	771,073
UltraShort QQQ®	724,172	845,256	796,497	684,875	371,476	3,422,276
UltraShort Dow30SM	182,481	147,280	204,909	137,009	55,608	727,287
UltraShort S&P500®	—	—	—	—	—	—
UltraShort Russell3000	—	—	11,138	40,002	94,561	145,701
UltraShort MidCap400	108,430	56,434	114,805	88,298	71,698	439,665
UltraShort SmallCap600	70,561	71,544	80,948	98,313	85,662	407,028
UltraShort Russell2000	27,366	588,597	508,317	433,918	249,791	1,807,989
UltraPro Short QQQ®	—	—	—	75,950	104,710	180,660
UltraPro Short Dow30SM	—	—	—	55,242	63,165	118,407
UltraPro Short S&P500®	—	—	10,798	55,813	—	66,611
UltraPro Short MidCap400	—	—	—	44,676	48,066	92,742
UltraPro Short Russell2000	—	—	—	55,364	68,492	123,856
UltraShort Russell1000 Value	53,831	61,391	101,657	104,030	92,563	413,472
UltraShort Russell1000 Growth	54,154	70,360	101,672	103,131	91,258	420,575
UltraShort Russell MidCap Value	53,906	54,825	102,673	108,378	95,640	415,422
UltraShort Russell MidCap Growth	53,906	60,877	96,875	107,231	94,168	413,057
UltraShort Russell2000 Value	54,296	97,134	98,814	102,681	89,226	442,151
UltraShort Russell2000 Growth	59,247	94,559	92,050	106,155	86,963	438,974
Short Basic Materials	—	—	—	40,821	40,816	81,637
Short Financials	—	19,202	138,811	106,960	70,983	335,956
Short Oil & Gas	—	17,770	61,648	109,018	91,058	279,494
Short Real Estate	—	—	—	47,276	54,587	101,863
Short KBW Regional Banking	—	—	—	48,117	51,594	99,711
UltraShort Basic Materials	60,990	92,233	130,605	121,376	68,165	473,369

298 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

	Expires September 30,					Total Amount
						Eligible for
Fund	2012	2013	2014	2015	2016	Recoupment
UltraShort Nasdaq Biotechnology	—	—	—	$43,366	$35,256	$78,622
UltraShort Consumer Goods	$59,683	$80,083	$93,231	102,795	92,118	427,910
UltraShort Consumer Services	57,420	82,163	127,371	96,627	78,630	442,211
UltraShort Financials	—	—	13,578	136,714	38,814	189,106
UltraShort Health Care	59,457	64,036	105,321	106,298	95,039	430,151
UltraShort Industrials	56,536	81,081	106,401	97,750	92,183	433,951
UltraShort Oil & Gas	74,231	—	175,754	132,327	72,822	455,134
UltraShort Real Estate	93,420	59,056	196,067	144,339	82,577	575,459
UltraShort Semiconductors	64,861	67,783	102,945	103,156	88,973	427,718
UltraShort Technology	56,727	79,027	97,208	103,886	88,538	425,386
UltraShort Telecommunications	—	54,472	47,193	122,462	85,487	309,614
UltraShort Utilities	63,394	70,395	99,410	106,631	96,340	436,170
Short MSCI EAFE	—	123,975	108,317	137,857	54,781	424,930
Short MSCI Emerging Markets	—	139,208	126,379	230,445	133,620	629,652
Short FTSE China 25	—	—	—	43,396	44,885	88,281
UltraShort MSCI EAFE	—	125,111	201,598	118,651	87,826	533,186
UltraShort MSCI Emerging Markets	—	56,552	596,883	204,238	498	858,171
UltraShort MSCI Europe	—	—	35,032	80,035	86,879	201,946
UltraShort MSCI Pacific ex-Japan	—	—	34,118	50,980	113,826	198,924
UltraShort MSCI Brazil	—	—	34,971	77,999	87,353	200,323
UltraShort FTSE China 25	—	405,907	186,169	296,402	128,747	1,017,225
UltraShort MSCI Japan	—	179,711	165,376	147,896	116,576	609,559
UltraShort MSCI Mexico Investable Market	—	—	36,508	54,283	112,280	203,071
Short 7-10 Year Treasury	—	—	—	—	24,855	24,855
Short 20+ Year Treasury	—	—	8,257	192,091	74,063	274,411
Short High Yield	—	—	—	—	30,085	30,085
Short Investment Grade Corporate	—	—	—	—	27,101	27,101
UltraShort 3-7 Year Treasury	—	—	—	—	24,549	24,549
UltraShort 7-10 Year Treasury	—	69,507	128,733	137,977	71,344	407,561
UltraShort 20+ Year Treasury	—	—	—	—	—	—
UltraShort TIPS	—	—	—	—	27,050	27,050
Credit Suisse 130/30	—	—	27,443	204,973	88,364	320,780
RAFI® Long/Short	—	—	—	—	52,180	52,180

5. Administration Fees

J.P. Morgan Investor Services Co. acts as Administrator to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Trustees Fees

Each Independent Trustee of ProShares and other affiliated funds is paid quarterly an aggregate fee consisting of a $155,000 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $7,500, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $3,000.

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 299

8. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems Shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants pay Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees which are included in the proceeds from shares issued on the Statements of Changes in Net Assets were as follows:

	For the periods ended
Fund	Year Ended May 31, 2011	Year Ended May 31, 2010
Ultra QQQ®	$119,745	$235,270
Ultra Dow30SM	63,439	130,495
Ultra S&P500®	132,757	404,907
Ultra Russell3000	2,528	3,550
Ultra MidCap400	8,793	23,072
Ultra SmallCap600	2,780	4,325
Ultra Russell2000	26,917	58,290
UltraPro QQQ®	42,793	3,452
UltraPro Dow30SM	6,647	880
UltraPro S&P500®	78,527	32,597
UltraPro MidCap400	1,894	880
UltraPro Russell2000	12,655	1,389
Ultra Russell1000 Value	400	2,356
Ultra Russell1000 Growth	630	3,349
Ultra Russell MidCap Value	695	2,743
Ultra Russell MidCap Growth	523	1,024
Ultra Russell2000 Value	1,519	1,040
Ultra Russell2000 Growth	—	2,399
Ultra Basic Materials	45,137	112,324
Ultra Nasdaq Biotechnology	1,653	1,320
Ultra Consumer Goods	3,518	1,631
Ultra Consumer Services	1,338	1,651
Ultra Financials	59,296	384,533
Ultra Health Care	3,827	6,371
Ultra Industrials	6,362	2,842
Ultra Oil & Gas	61,800	211,899
Ultra Real Estate	55,500	303,048
Ultra KBW Regional Banking	3,236	5,084
Ultra Semiconductors	10,624	20,853
Ultra Technology	11,620	15,612
Ultra Telecommunications	933	1,345
Ultra Utilities	2,859	5,085
Ultra MSCI EAFE	1,520	3,396
Ultra MSCI Emerging Markets	7,772	13,590
Ultra MSCI Europe	314	902

300 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

	For the periods ended
Fund	Year Ended May 31, 2011	Year Ended May 31, 2010
Ultra MSCI Pacific ex-Japan	—	$660
Ultra MSCI Brazil	$3,324	894
Ultra FTSE China 25	21,295	21,454
Ultra MSCI Japan	17,558	1,985
Ultra MSCI Mexico Investable Market	344	660
Ultra 7-10 Year Treasury	25,608	7,158
Ultra 20+ Year Treasury	23,684	30,527
Ultra High Yield	880	—
Ultra Investment Grade Corporate	880	—
Short QQQ®	71,561	35,720
Short Dow30SM	55,097	30,224
Short S&P500®	387,270	366,656
Short MidCap400	1,069	12,404
Short SmallCap600	6,173	6,178
Short Russell2000	70,347	52,707
UltraShort QQQ®	91,261	135,981
UltraShort Dow30SM	36,349	73,366
UltraShort S&P500®	358,539	424,791
UltraShort Russell3000	617	1,576
UltraShort MidCap400	3,722	2,486
UltraShort SmallCap600	5,185	3,373
UltraShort Russell2000	61,382	82,096
UltraPro Short QQQ®	14,487	—
UltraPro Short Dow30SM	3,262	—
UltraPro Short S&P500®	66,984	43,311
UltraPro Short MidCap400	—	—
UltraPro Short Russell2000	5,171	—
UltraShort Russell1000 Value	1,443	882
UltraShort Russell1000 Growth	488	1,728
UltraShort Russell MidCap Value	2,087	882
UltraShort Russell MidCap Growth	2,242	1,490
UltraShort Russell2000 Value	1,963	1,720
UltraShort Russell2000 Growth	5,174	2,634
Short Basic Materials	201	550
Short Financials	3,814	9,270
Short Oil & Gas	690	419
Short Real Estate	6,275	550
Short KBW Regional Banking	6,629	2,054
UltraShort Basic Materials	39,243	65,340
UltraShort Nasdaq Biotechnology	626	1,320
UltraShort Consumer Goods	1,824	2,795
UltraShort Consumer Services	7,140	17,716
UltraShort Financials	44,513	231,622
UltraShort Health Care	—	678
UltraShort Industrials	8,227	4,589
UltraShort Oil & Gas	22,570	86,588
UltraShort Real Estate	32,469	152,827
UltraShort Semiconductors	9,050	7,708

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 301

	For the periods ended
Fund	Year Ended May 31, 2011	Year Ended May 31, 2010
UltraShort Technology	$2,443	$353
UltraShort Telecommunications	648	272
UltraShort Utilities	546	913
Short MSCI EAFE	30,133	31,035
Short MSCI Emerging Markets	25,589	54,890
Short FTSE China 25	956	828
UltraShort MSCI EAFE	4,814	14,560
UltraShort MSCI Emerging Markets	59,711	140,318
UltraShort MSCI Europe	41,459	57,285
UltraShort MSCI Pacific ex-Japan	1,335	4,090
UltraShort MSCI Brazil	8,805	13,253
UltraShort FTSE China 25	39,804	36,271
UltraShort MSCI Japan	22,429	3,985
UltraShort MSCI Mexico Investable Market	1,222	6,265
Short 7-10 Year Treasury	—	—
Short 20+ Year Treasury	7,410	35,600
Short High Yield	1,090	—
Short Investment Grade Corporate	440	—
UltraShort 3-7 Year Treasury	880	—
UltraShort 7-10 Year Treasury	15,348	71,488
UltraShort 20+ Year Treasury	698,489	1,440,249
UltraShort TIPS	440	—
Credit Suisse 130/30	5,244	12,256
RAFI® Long/Short	3,928	—

10. Investment Transactions

For the periods ended May 31, 2011, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for Ultra 7-10 and 20+ Year Treasury Funds), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
Ultra QQQ®	$218,527,069	$111,978,252
Ultra Dow30SM	47,075,263	309,100
Ultra S&P500®	47,394,655	145,145,446
Ultra Russell3000	2,694,076	1,235,101
Ultra MidCap400	8,407,442	10,864,893
Ultra SmallCap600	3,773,812	8,661,542
Ultra Russell2000	73,979,655	63,725,480
UltraPro QQQ®	102,818,715	21,641,262
UltraPro Dow30SM	20,060,105	8,356
UltraPro S&P500®	174,821,950	78,804,787
UltraPro MidCap400	24,721,289	6,324,715
UltraPro Russell2000	35,808,625	30,402,867
Ultra Russell1000 Value	4,472,359	2,673,016
Ultra Russell1000 Growth	5,932,641	5,701,845
Ultra Russell MidCap Value	5,583,581	3,123,300
Ultra Russell MidCap Growth	4,955,385	5,309,791
Ultra Russell2000 Value	5,049,332	4,416,455
Ultra Russell2000 Growth	7,279,043	5,855,939
Ultra Basic Materials	132,240,231	7,325,418

302 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

Fund	Purchases	Sales
Ultra Nasdaq Biotechnology	$358,166	$1,533,307
Ultra Consumer Goods	4,629,669	619,193
Ultra Consumer Services	1,366,802	310,190
Ultra Financials	140,170,336	64,674,607
Ultra Health Care	2,108,544	7,692,178
Ultra Industrials	11,348,926	10,834,770
Ultra Oil & Gas	96,429,897	19,736,201
Ultra Real Estate	141,227,517	34,510,018
Ultra KBW Regional Banking	2,951,726	1,486,937
Ultra Semiconductors	13,744,479	1,890,787
Ultra Technology	9,005,007	5,915,229
Ultra Telecommunications	1,427,991	947,971
Ultra Utilities	836,912	11,153,593
Ultra MSCI Emerging Markets	13,363,112	12,425,692
Ultra 7-10 Year Treasury	10,078,958	10,100,082
Ultra 20+ Year Treasury	19,792,735	6,582,643
Credit Suisse 130/30	64,524,133	59,010,697
RAFI® Long/Short	17,078,703	3,749,479

11. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the year ended May 31, 2011, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Ultra QQQ®	$1,034,345,866	$104,514,636
Ultra Dow30SM	346,811,652	33,656,074
Ultra S&P500®	1,172,051,284	192,486,048
Ultra Russell3000	3,321,443	315,063
Ultra MidCap400	70,468,646	20,003,748
Ultra SmallCap600	25,356,578	4,475,797
Ultra Russell2000	218,848,062	32,413,127
UltraPro QQQ®	141,369,132	17,426,421
UltraPro Dow30SM	21,500,721	—
UltraPro S&P500®	261,191,681	15,844,720
UltraPro MidCap400	6,054,238	906,755
Ultra Russell1000 Value	3,574,901	469,829
Ultra Russell MidCap Value	6,133,581	233,271
Ultra Russell MidCap Growth	4,640,154	810,826
Ultra Russell2000 Value	10,201,885	1,489,602
Ultra Basic Materials	277,037,551	53,869,432
Ultra Consumer Goods	22,407,950	3,941,161
Ultra Consumer Services	12,324,446	1,767,785
Ultra Financials	499,161,383	92,748,538
Ultra Health Care	19,919,626	3,513,514
Ultra Industrials	26,263,939	5,618,444
Ultra Oil & Gas	499,644,635	74,555,817
Ultra Real Estate	387,878,368	71,716,476

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 303

Fund	Fair Value	Net Realized Gains (Losses)
Ultra KBW Regional Banking	$14,527,111	$30,503
Ultra Semiconductors	71,139,705	15,000,363
Ultra Technology	94,635,646	22,646,809
Ultra Telecommunications	5,354,909	(212,224)
Ultra MSCI Emerging Markets	15,629,877	1,520,455
Credit Suisse 130/30	7,097,999	488,722

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended May 31, 2011, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Ultra QQQ®	$611,780,356
Ultra Dow30SM	213,308,768
Ultra S&P500®	509,491,285
Ultra MidCap400	52,624,257
Ultra Russell2000	115,902,508
UltraPro QQQ®	88,006,616
UltraPro Dow30SM	22,762,576
UltraPro S&P500®	196,867,413
UltraPro Russell2000	26,138,307
Ultra Basic Materials	100,051,498
Ultra Nasdaq Biotechnology	7,887,366
Ultra Financials	56,565,807
Ultra Health Care	26,645,026
Ultra Industrials	23,742,203
Ultra Oil & Gas	227,291,418
Ultra Real Estate	90,729,235
Ultra KBW Regional Banking	9,663,146
Ultra Semiconductors	16,385,085
Ultra Technology	46,037,306
Ultra Telecommunications	2,841,510
Credit Suisse 130/30	45,936,521
RAFI® Long/Short	2,020,131

12. Share Splits and Reverse Share Splits

Effective February 25, 2011, the UltraPro QQQ®, UltraPro MidCap400 and UltraPro Russell2000 Funds underwent a 2-for-1 share split, and the UltraPro S&P500® Fund underwent a 3-for-1 share split. The UltraShort QQQ®, UltraShort Russell2000 Growth, UltraShort Semiconductors, UltraShort Telecommunications and UltraShort MSCI Pacific ex-Japan Funds underwent a 1-for-5 reverse share split, and the UltraShort MidCap400, UltraShort SmallCap600, UltraShort Russell2000, UltraShort Russell MidCap Value, UltraShort Russell MidCap Growth, UltraShort Russell2000 Value, UltraShort Financials, UltraShort Industrials, UltraShort Technology, UltraShort MSCI Europe and UltraShort MSCI Mexico Investable Market Funds underwent a 1-for-4 reverse share split.

Effective April 15, 2010, the Ultra Real Estate, UltraShort Basic Materials, UltraShort Oil & Gas, UltraShort Real Estate, UltraShort MSCI Emerging Markets and UltraShort FTSE China 25 Funds underwent a 1-for-5 reverse share split, and the Ultra Financials Fund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and Per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

304 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

13. Risk

•  Concentration Risk

The Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Geographic Concentration Risk

Certain Funds that are exposed to particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions.

•  Correlation and Compounding Risk

A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such securities or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder a Fund's ability to meet its daily investment objective on or around that day. By the close of the markets each trading day, each Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with its investment objective.

Compounding affects all investments, but has a more significant impact on a leveraged fund. Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple or a multiple of the inverse of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a Fund to be either greater than or less than the index performance (or the inverse of the index performance) times the stated multiple in the Fund's objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index may cause a decrease in the performance relative to the index performance times the stated fund multiple. Investors should monitor their holdings consistent with their strategies, as frequently as daily.

•  Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds have sought to mitigate these risks by generally requiring that the counterparties post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount that the counterparty owes the Fund. In the event of the bankruptcy of a counterparty, the Fund will have direct access to the collateral received from the counterparty, generally as of the day prior to the bankruptcy, because there is a one day time lag between the Fund's request for collateral and the delivery of such collateral. To the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The Funds enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be large, well capitalized and well established financial institutions.

At May 31, 2011, the Ultra QQQ®, Ultra Dow30SM, Ultra S&P500®, Ultra Russell3000, Ultra MidCap400, Ultra SmallCap600, Ultra Russell2000, UltraPro QQQ®, UltraPro Dow30SM, UltraPro S&P500®, UltraPro MidCap400, UltraPro Russell2000, Ultra Russell1000 Value, Ultra Russell1000 Growth, Ultra Russell MidCap Value, Ultra Russell MidCap Growth, Ultra Russell2000 Value, Ultra Russell2000 Growth, Ultra Basic Materials, Ultra Consumer Services, Ultra Financials, Ultra Health Care, Ultra Oil & Gas, Ultra Real Estate, Ultra Semiconductors, Ultra Technology, Ultra Telecommunications, Ultra Utilities, Ultra MSCI EAFE, Ultra MSCI Emerging Markets, Ultra MSCI Europe, Ultra MSCI Pacific ex-Japan, Ultra FTSE China 25, Ultra MSCI Japan, Ultra MSCI Mexico Investable Market and UltraShort Financials Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

May 31, 2011 :: Notes to Financial Statements :: ProShares Trust :: 305

•  Leverage Risk

The Funds use investment techniques that may be considered aggressive, including the use of futures contracts and swap agreements. The Funds' investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Funds to potentially dramatic changes (losses or gains) in the value of the instruments.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

14. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

15. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

16. Legal Proceedings

The Trust, the Advisor and various Trust officers have been named as defendants in a purported class action lawsuit filed in the United States District Court for the Southern District of New York, styled In re ProShares Trust Securities Litigation, Civ. No. 09-cv-6935. The complaint alleges that the defendants violated Sections 11 and 15 of the 1933 Act by including untrue statements of material fact, omitting material facts in the Registration Statement for thirty-eight ProShares ETFs and allegedly failing to adequately disclose the funds' investment objectives and risks. The thirty-eight funds of the Trust named in the complaint are ProShares Ultra Dow30, ProShares Ultra Oil & Gas, ProShares Short Dow30, ProShares UltraShort Oil & Gas, ProShares UltraShort Dow30, ProShares UltraShort MSCI EAFE, ProShares UltraShort MSCI Emerging Markets, ProShares Short MSCI EAFE, ProShares UltraShort MSCI Europe, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Japan, ProShares UltraShort FTSE China 25, ProShares Ultra MidCap400, ProShares UltraShort MidCap400, ProShares Short QQQ, ProShares UltraShort QQQ, ProShares UltraShort Technology, ProShares UltraShort Consumer Services, ProShares UltraShort SmallCap600, ProShares UltraShort S&P500, ProShares Short Financials, ProShares Short S&P500, ProShares UltraShort Industrials, ProShares UltraShort Russell1000 Value, ProShares UltraShort Financials, ProShares UltraShort Russell2000 Growth, ProShares UltraShort Basic Materials, ProShares UltraShort Real Estate, ProShares UltraShort Semiconductors, ProShares Ultra S&P500, ProShares UltraShort Consumer Goods, ProShares UltraShort Russell2000, ProShares Ultra Real Estate, ProShares Ultra Semiconductors, ProShares Ultra Russell2000, ProShares Ultra Industrials, ProShares Ultra Financials and ProShares Ultra Basic Materials. The Trust believes the complaint is without merit and that the anticipated outcome will not adversely impact the operation of the Trust or any of its funds. Accordingly, no loss contingency has been recorded in the balance sheet and the amount of loss, if any, cannot be reasonably estimated at this time.

17. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

306 :: ProShares Trust :: Notes to Financial Statements :: May 31, 2011

To the Board of Trustees and Shareholders of ProShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments or summary schedules of portfolio investments as indicated, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the following one hundred seven funds included in the ProShares Trust:

Ultra QQQ®
Ultra Dow30SM
Ultra S&P500®
Ultra Russell3000
Ultra MidCap400
Ultra SmallCap600
Ultra Russell2000
UltraPro QQQ®
UltraPro Dow30SM
UltraPro S&P500®
UltraPro MidCap400
UltraPro Russell2000
Ultra Russell1000 Value
Ultra Russell1000 Growth
Ultra Russell MidCap Value
Ultra Russell MidCap Growth
Ultra Russell2000 Value
Ultra Russell2000 Growth
Ultra Basic Materials
Ultra Nasdaq Biotechnology
Ultra Consumer Goods
Ultra Consumer Services
Ultra Financials
Ultra Health Care
Ultra Industrials
Ultra Oil & Gas
Ultra Real Estate
Ultra KBW Regional Banking
Ultra Semiconductors
Ultra Technology
Ultra Telecommunications
Ultra Utilities
Ultra MSCI EAFE
Ultra MSCI Emerging Markets
Ultra MSCI Europe
Ultra MSCI Pacific ex-Japan
Ultra MSCI Brazil
Ultra FTSE China 25
Ultra MSCI Japan
Ultra MSCI Mexico Investable Market
Ultra 7-10 Year Treasury
Ultra 20+ Year Treasury
Ultra High Yield
Ultra Investment Grade Corporate
Short QQQ®
Short Dow30SM
Short S&P500®
Short MidCap400
Short SmallCap600
Short Russell2000
UltraShort QQQ®
UltraShort Dow30SM
UltraShort S&P500®
UltraShort Russell3000
UltraShort MidCap400
UltraShort SmallCap600
UltraShort Russell2000
UltraPro Short QQQ®
UltraPro Short Dow30SM
UltraPro Short S&P500®
UltraPro Short MidCap400
UltraPro Short Russell2000
UltraShort Russell1000 Value
UltraShort Russell1000 Growth
UltraShort Russell MidCap Value
UltraShort Russell MidCap Growth
UltraShort Russell2000 Value
UltraShort Russell2000 Growth
Short Basic Materials
Short Financials
Short Oil & Gas
Short Real Estate
Short KBW Regional Banking
UltraShort Basic Materials
UltraShort Nasdaq Biotechnology
UltraShort Consumer Goods
UltraShort Consumer Services
UltraShort Financials
UltraShort Health Care
UltraShort Industrials
UltraShort Oil & Gas
UltraShort Real Estate
UltraShort Semiconductors
UltraShort Technology
UltraShort Telecommunications
UltraShort Utilities
Short MSCI EAFE
Short MSCI Emerging Markets
Short FTSE China 25
UltraShort MSCI EAFE
UltraShort MSCI Emerging Markets
UltraShort MSCI Europe
UltraShort MSCI Pacific ex-Japan
UltraShort MSCI Brazil
UltraShort FTSE China 25
UltraShort MSCI Japan
UltraShort MSCI Mexico Investable Market
Short 7-10 Year Treasury
Short 20+ Year Treasury
Short High Yield
Short Investment Grade Corporate
UltraShort 3-7 Year Treasury
UltraShort 7-10 Year Treasury
UltraShort 20+ Year Treasury
UltraShort TIPS
Credit Suisse 130/30
RAFI® Long/Short

(collectively, the "Funds") at May 31, 2011, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for the year or period ended May 31, 2007 were audited by other auditors whose report dated July 20, 2007 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Columbus, Ohio
July 27, 2011

Report of Independent Registered Public Accounting Firm :: ProShares Trust :: 307

Under an amended investment advisory agreement, dated December 15, 2005 between ProShare Advisors, LLC ("ProShare Advisors" or "Advisor") and the Trust on behalf of each Fund ("Advisory Agreement"), each Fund pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.75%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board. ProShare Advisors bears the costs associated with providing these advisory services. ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses of a Fund to the extent the Fund's total annual operating expenses, before fee waivers and expense reimbursements, exceed 0.95%, as a percentage of average daily net assets, through September 30, 2011. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period, to the extent that recoupment will not cause a Fund's expenses to exceed any expense limitation in place at that time.

At a meeting held on December 13, 2010, the Board unanimously approved the continuance of the Advisory Agreement with respect to Funds covered by the period of this Report. The Board considered all factors it considered relevant, none of which was considered dispositive by itself, including (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from its relationship with the Funds; (iii) the extent to which economies of scale would be realized as the Funds grow; and (iv) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders. The Board considered each Fund's performance in its review of the Advisory Agreement.

These factors and the conclusions that formed the basis of the Board's determination that the terms of the Advisory Agreement were fair and reasonable, in the best interest of the shareholders and consistent with the Advisor's fiduciary duty under applicable law, are discussed in more detail below. In reaching its determination to approve the Advisory Agreement, the Board considered that the Funds were unusual in the ETF marketplace. The Board reviewed information that it believed was reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor's Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the Funds, comparative industry fee data, information regarding brokerage allocation and best execution and developments in the financial services industry. The Board evaluated this information and was advised by legal counsel with respect to its deliberations. The Trustees who were not "interested persons" of the Funds ("Disinterested Trustees") were also advised by independent legal counsel.

Nature, Quality and Extent of Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the quality services the Trust expects to be provided by the Advisor in its management of the Funds and the success of each Fund in achieving its stated investment objective. The Board focused on the overall quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the Funds and noted that these systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the advisory skills needed to manage, each Fund. Specifically, the Board considered the fact that to maintain exposure consistent with each Fund's daily investment objective, the Funds need to be re-balanced each day, an activity not typical of traditional ETFs or index funds. The Board also considered the Advisor's development of investment strategies, including those involving the use of complex financial instruments, and processes that are intended to maximize the Funds' ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether that program provided appropriate incentives. The Board also considered information regarding allocation of Fund brokerage and the selection of counterparties, as well as the favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties. The Board also reviewed the quality of the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging than for traditional ETFs, as well as the quality of the compliance program. Based upon its review, the Board concluded that the Advisor had sufficient resources and expertise to provide the appropriate level of services to the Funds consistent with the terms of the Advisory Agreement that benefit Fund shareholders, particularly in light of the unique nature of the Funds and the services required to support them.

Cost of Services

The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services to be provided, the expected costs of these services and the comparability of the fees paid by other ETFs and mutual funds with similar investment objectives and/or in the same Lipper categories as the Funds. The Board considered that obtaining meaningful industry fee comparisons for the Funds is challenging because there are few similar funds in the marketplace. Based on the information it received, the Board found such comparisons useful in that each comparison contained information for certain categories of ETFs and mutual funds that, when taken together, provided an appropriate range of data for the Trustees' consideration. The Board noted that fees paid by traditional ETFs were not necessarily appropriate benchmarks for comparison because traditional ETFs do not use leverage. The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory) and daily rebalancing) and also examined the costs investors would pay to achieve the objectives of the Funds on their own accord, noting that it would be more expensive or impossible to do so. The Board also considered the Advisor's performance of non-advisory services, including those performed under a Management Services Agreement. The Board discussed with management the indirect or "fall-out" benefits the Advisor may derive from its relationship to the Funds, noting in particular that while

308 :: ProShares Trust :: Board Approval of Investment Advisory Agreements (Unaudited)

the Advisor may receive research provided by broker-dealers, it will only obtain generic or other research not ascribed significant value and, therefore, not requiring the commitment of trading. The Board also considered the financial condition of the Advisor, which it found to be sound. The Board, including the Disinterested Trustees, concluded that the investment advisory fees and other compensation payable by each Fund to the Advisor were reasonable in relation to the services provided and that the proposed fees were reasonable in relation to the fees paid by other investment companies referenced by the Advisor, including funds offering services similar in nature and extent to those of the Funds.

Economies of Scale

The Board discussed with representatives of the Advisor economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale may be achieved when a fund achieves and maintains significant growth. The Board noted that the Funds' expected asset volatility may offset the benefits of such economies. In addition, the Advisor advised the Board that to maintain exposure consistent with each Fund's daily investment objective, the Funds must be re-balanced each day, an activity not typical of traditional ETFs or index funds. As a consequence, regardless of asset growth, the Advisor's workload will depend more on volatility in markets and the challenges of trading larger portfolios, as the Funds grow, to meet the daily investment objectives of the Funds. Based on these considerations, the Board determined that it was not necessary for the Funds to impose advisory fee breakpoints at this time, but would continue to monitor the advisability of adding breakpoints in the future.

Conclusion

Based upon its evaluation, including its consideration of each of the factors noted above for each Fund, the Board and the Disinterested Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to each Fund and in the best interest of its shareholders.

Board Approval of Investment Advisory Agreements (Unaudited) :: ProShares Trust :: 309

Proxy Voting Information

A description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the IDEA Database on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the ProShares website at www.Proshares.com.

310 :: ProShares Trust :: Misc. Information (Unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios* in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

William Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProShares (107) ProFunds (112) Access One Trust (3)	Key Energy Services; ProFunds; and Access One Trust

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007); Managing Director (March 1993 to April 2004)	ProShares (107) ProFunds (112) Access One Trust (3)	Directorship Search Group, Inc.; ProFunds; and Access One Trust

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Executive Vice President (January 2001 to Present); Delancey Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000)	ProShares (107) ProFunds (112) Access One Trust (3)	AMC Delancey Group, Inc.; ProFunds; and Access One Trust

Interested Trustee

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (November 2005 to present) and ProFund Advisors LLC (April 1997 to present) and Managing Partner ProShare Capital Management LLC (June 2008 to present)	ProShares (107) ProFunds (112) Access One Trust (3)	ProFunds; and Access One Trust

*  Represents number of operational portfolios in Fund complex overseen by Trustee.

**  Mr. Sapir may be deemed to be an "interested person" as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

The Statement of Additional Information ("SAI") includes additional information about the Trust's Trustees and is available, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125.

Trustees and Officers of ProShares Trust (Unaudited) :: ProShares Trust :: 311

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; November 14, 2005 to present	President of the Advisor (November 2005 to present); ProFund Advisors (April 1997 to present); and ProShare Capital Management LLC (June 2008 to present)

Charles S. Todd Three Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 9/71	Treasurer	Indefinite; December 2008 to present	Director, Foreside Management Services, LLC (December 2008 to present); Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co., formerly serving as Assistant Vice President (June 2000 to December 2008)

Victor M. Frye, Esq. 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and AML Officer	Indefinite; November 14, 2005 to present	Counsel and Chief Compliance Officer of the Advisor (November 2005 to present) and ProFund Advisors (August 2002 to present)

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProFund Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009)

Charles J. Daly 70 Fargo Street Boston, MA 02110 Birth Date: 1/71	Assistant Secretary	Indefinite; June 2010 to present	Vice President and Associate General Counsel of J.P. Morgan Investor Services Co. (February 2010 to present); Chief Compliance Officer and General Counsel of Ironwood Investment Management, LLC (September 2006 to February 2010); Senior Counsel of BISYS Fund Administration (November 2003 to September 2006)

Harold J. Dahlman 70 Fargo Street Boston, MA 02110 Birth Date: 11/69	Assistant Treasurer	Indefinite; March 2009 to present	Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co. (December 2008 to present); Senior Manager within the Financial Services Office – Asset Management Assurance Group at Ernst & Young LLP (September 2005 to December 2008)

312 :: ProShares Trust :: Trustees and Officers of ProShares Trust (Unaudited)

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ProShares Trust

7501 Wisconsin Avenue, Suite 1000, East Tower, Bethesda, MD 20814

866.PRO.5125 866.776.5125

www.proshares.com

Short or Ultra ProShares seek returns that are 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ProShares ETF, visit proshares.com.

"QQQ®" and "NASDAQ-100®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's®," "S&P®," "S&P 500®," "S&P MidCap 400®," "S&P SmallCap 600®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P"). "Dow Jones Index," "DJ," "Dow Jones Industrial AverageSM," "The Dow 30SM," "Dow Jones U.S. Sector Indexes," and "Dow Jones Select Sector Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones"). The "Russell 3000® Index," "Russell 2000® Index," "Russell 2000® Growth Index," "Russell 2000® Value Index," "Russell 1000® Growth Index," "Russell 1000® Value Index," "Russell Midcap® Growth Index" and "Russell Midcap® Value Index" are trademarks of Russell Investments. "KBW Regional Banking IndexSM" is a service mark of Keefe, Bruyette and Woods, Inc. "MSCI," "MSCI Inc.," "MSCI Index" and "EAFE" are service marks of MSCI. "Barclays Capital" and "Barclays Capital Inc." are trademarks of Barclays Capital Inc. "iBoxx®" is a registered trademark of Markit Indices Limited. "Credit Suisse" and "Credit Suisse 130/30 Large-Cap IndexTM" are trademarks of Credit Suisse Securities (USA) LLC or one of its affiliates. "Research Affiliates Fundamental Index®" and "RAFI®" are trademarks of Research Affiliates, LLC. All have been licensed for use by ProShares."Dow Jones Indexes" is the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones Indexes" is a service mark of Dow Jones Trademark Holdings, LLC ("Dow Jones") and has been licensed to CME Indexes. "FTSE®" is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.
© 2011 ProShare Advisors LLC. All rights reserved.  PSAN0511

Item 2. Code Of Ethics.

As of the end of the period, May 31, 2011, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Michael Wachs is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Michael Wachs is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                              Audit Fees

For the fiscal year ended May 31, 2011, PricewaterhouseCoopers LLP (“PwC”), the Fund’s independent registered public accounting firm, billed the Funds aggregate fees of $1,427,500 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

For the fiscal year ended May 31, 2010, PwC billed the Funds aggregate fees of $1,327,500 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

(b)                                 Audit Related Fees

For the fiscal year ended May 31, 2011, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.

For the fiscal year ended May 31, 2010, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.

(c)                                  Tax Fees

For the fiscal year ended May 31, 2011, PwC billed the Funds aggregate fees of $476,800 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

For the fiscal year ended May 31, 2010, PwC billed the Funds aggregate fees of $385,600 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

(d)                             All Other Fees

For the fiscal year ended May 31, 2011, PwC did not bill the Funds any fees for products and services other than those disclosed above.

For the fiscal year ended May 31, 2010, PwC did not bill the Funds any fees for products and services other than those disclosed above.

(e)(1)                   The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                    For the fiscal years ended May 31, 2011 and May 31, 2010, the Funds’ Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Funds by PwC.

(f)            No disclosures are required for this Item 4(f).

(g)                                 For the fiscal year ended May 31, 2011, PwC did not bill any non-audit fees to the Funds.  During this period PwC did not provide any services to the Funds’ investment adviser, ProShare Advisors LLC (the “Advisor”).

For the fiscal year ended May 31, 2010, PwC did not bill any non-audit fees to the Funds.  During this period PwC did not provide any services to the Advisor.

(h)                                 The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments

(a)                                  Schedule I — Investments in Securities of Unaffiliated Issuers.

For those Funds which utilized the Summary Schedule of Investments in the annual report, full schedules of investments are included below.

Schedule of Portfolio Investments May 31, 2011

Ultra S&P500®

Shares		Value
	Common Stocks (a) - 63.6%
	Consumer Discretionary - 6.7%

7,578	Abercrombie & Fitch Co., Class A	$574,185
30,730	Amazon.com, Inc.*	6,044,284
10,841	Apollo Group, Inc., Class A*	445,674
5,387	AutoNation, Inc.*	189,084
2,325	AutoZone, Inc.*	683,550
21,959	Bed Bath & Beyond, Inc.*	1,183,371
28,457	Best Buy Co., Inc.	903,794
6,500	Big Lots, Inc.*	217,165
20,051	Cablevision Systems Corp., Class A	712,212
19,080	CarMax, Inc.*	565,913
37,165	Carnival Corp.	1,442,374
58,478	CBS Corp., Class B	1,634,460
2,668	Chipotle Mexican Grill, Inc.*	771,239
25,607	Coach, Inc.	1,630,142
239,373	Comcast Corp., Class A	6,041,775
23,633	D.R. Horton, Inc.	287,850
12,130	Darden Restaurants, Inc.	614,384
5,315	DeVry, Inc.	286,213
68,406	DIRECTV, Class A*	3,438,086
24,418	Discovery Communications, Inc., Class A*	1,063,648
17,902	Expedia, Inc.	501,435
10,811	Family Dollar Stores, Inc.	602,605
326,120	Ford Motor Co.*	4,865,710
13,048	Fortune Brands, Inc.	844,597
13,270	GameStop Corp., Class A*	371,295
20,417	Gannett Co., Inc.	291,146
37,824	Gap, Inc. (The)	733,786
13,672	Genuine Parts Co.	749,226
20,854	Goodyear Tire & Rubber Co. (The)*	369,741
26,571	H&R Block, Inc.	430,450
20,226	Harley-Davidson, Inc.	751,598
5,961	Harman International Industries, Inc.	285,949
12,048	Hasbro, Inc.	551,076
140,985	Home Depot, Inc.	5,114,936
25,542	International Game Technology	440,344
41,976	Interpublic Group of Cos., Inc. (The)	500,774
20,241	J.C. Penney Co., Inc.	717,139
58,400	Johnson Controls, Inc.	2,312,640
25,118	Kohl’s Corp.	1,337,282
12,769	Leggett & Platt, Inc.	329,823
14,052	Lennar Corp., Class A	266,707
23,310	Limited Brands, Inc.	931,468
118,720	Lowe’s Cos., Inc.	2,865,901
36,204	Macy’s, Inc.	1,045,572
24,573	Marriott International, Inc., Class A	929,105
30,061	Mattel, Inc.	793,460
89,941	McDonald’s Corp.	7,333,789
26,423	McGraw-Hill Cos., Inc. (The)	1,122,185
3,706	NetFlix, Inc.*	1,003,585
24,951	Newell Rubbermaid, Inc.	444,377
195,986	News Corp., Class A	3,594,383
32,890	NIKE, Inc., Class B	2,777,560
14,194	Nordstrom, Inc.	664,705
24,496	Omnicom Group, Inc.	1,145,678
11,764	O’Reilly Automotive, Inc.*	707,134
5,675	Polo Ralph Lauren Corp.	719,420
4,226	priceline.com, Inc.*	2,177,193
26,642	PulteGroup, Inc.*	224,858
9,119	RadioShack Corp.	143,715
10,592	Ross Stores, Inc.	868,120
7,695	Scripps Networks Interactive, Inc., Class A	388,059
3,824	Sears Holdings Corp.*	271,504
62,843	Staples, Inc.	1,057,019
64,020	Starbucks Corp.	2,355,296
16,194	Starwood Hotels & Resorts Worldwide, Inc.	987,510
60,932	Target Corp.	3,017,962
10,932	Tiffany & Co.	827,115
29,602	Time Warner Cable, Inc.	2,285,866
94,223	Time Warner, Inc.	3,432,544
34,123	TJX Cos., Inc.	1,809,201
11,233	Urban Outfitters, Inc.*	342,157
7,626	VF Corp.	760,083
51,466	Viacom, Inc., Class B	2,594,401
162,821	Walt Disney Co. (The)	6,778,238
499	Washington Post Co. (The), Class B	204,884
6,427	Whirlpool Corp.	538,583
15,569	Wyndham Worldwide Corp.	541,957
6,483	Wynn Resorts Ltd.	949,889
40,120	Yum! Brands, Inc.	2,219,438
		111,951,576
	Consumer Staples - 6.9%

180,356	Altria Group, Inc.	5,060,789
55,343	Archer-Daniels-Midland Co.	1,793,667
36,740	Avon Products, Inc.	1,091,545
8,935	Brown-Forman Corp., Class B	647,609
15,733	Campbell Soup Co.	546,722
12,143	Clorox Co.	855,839
197,789	Coca-Cola Co. (The)	13,214,283
29,283	Coca-Cola Enterprises, Inc.	845,986
42,575	Colgate-Palmolive Co.	3,726,590
35,060	ConAgra Foods, Inc.	891,576
15,261	Constellation Brands, Inc., Class A*	335,131
37,634	Costco Wholesale Corp.	3,104,052
117,954	CVS Caremark Corp.	4,563,640
15,561	Dean Foods Co.*	215,987
19,583	Dr. Pepper Snapple Group, Inc.	806,820
9,783	Estee Lauder Cos., Inc. (The), Class A	1,002,855
55,319	General Mills, Inc.	2,200,037
27,571	H. J. Heinz Co.	1,514,199
13,271	Hershey Co. (The)	739,593
11,914	Hormel Foods Corp.	349,438
10,204	J.M. Smucker Co. (The)	808,973
21,885	Kellogg Co.	1,247,226
34,878	Kimberly-Clark Corp.	2,382,167
150,775	Kraft Foods, Inc., Class A	5,272,602
55,679	Kroger Co. (The)	1,381,953
12,560	Lorillard, Inc.	1,447,917
11,354	McCormick & Co., Inc. (Non-Voting)	569,857
17,563	Mead Johnson Nutrition Co.	1,190,596
13,514	Molson Coors Brewing Co., Class B	630,428
136,314	PepsiCo, Inc.	9,694,652
154,933	Philip Morris International, Inc.	11,116,443
240,775	Procter & Gamble Co. (The)	16,131,925
29,008	Reynolds American, Inc.	1,153,938
32,168	Safeway, Inc.	794,549
50,321	Sara Lee Corp.	983,775
18,191	SUPERVALU, Inc.	186,640

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
50,228	Sysco Corp.	$1,617,844
26,418	Tyson Foods, Inc., Class A	502,470
79,682	Walgreen Co.	3,476,526
168,538	Wal-Mart Stores, Inc.	9,306,668
12,551	Whole Foods Market, Inc.	767,619
		114,171,126
	Energy - 8.0%

42,449	Anadarko Petroleum Corp.	3,375,544
32,765	Apache Corp.	4,082,519
37,451	Baker Hughes, Inc.	2,768,752
8,912	Cabot Oil & Gas Corp.	523,580
20,999	Cameron International Corp.*	1,000,812
56,687	Chesapeake Energy Corp.	1,776,571
173,071	Chevron Corp.	18,156,879
123,264	ConocoPhillips	9,025,390
19,367	CONSOL Energy, Inc.	992,946
34,265	Denbury Resources, Inc.*	752,459
36,807	Devon Energy Corp.	3,094,365
5,959	Diamond Offshore Drilling, Inc.	439,000
66,133	El Paso Corp.	1,392,100
23,031	EOG Resources, Inc.	2,513,603
12,829	EQT Corp.	695,075
426,582	Exxon Mobil Corp.	35,606,800
20,993	FMC Technologies, Inc.*	936,918
78,179	Halliburton Co.	3,920,677
9,087	Helmerich & Payne, Inc.	569,573
25,806	Hess Corp.	2,039,448
60,879	Marathon Oil Corp.	3,297,815
8,857	Massey Energy Co.	584,562
16,431	Murphy Oil Corp.	1,131,932
24,460	Nabors Industries Ltd.*	682,189
35,910	National Oilwell Varco, Inc.	2,606,348
11,509	Newfield Exploration Co.*	858,456
22,043	Noble Corp.	922,940
14,952	Noble Energy, Inc.	1,393,526
69,680	Occidental Petroleum Corp.	7,514,988
23,032	Peabody Energy Corp.	1,413,244
9,932	Pioneer Natural Resources Co.	911,956
14,982	QEP Resources, Inc.	651,717
13,669	Range Resources Corp.	764,370
10,846	Rowan Cos., Inc.*	430,044
117,336	Schlumberger Ltd.	10,058,042
29,663	Southwestern Energy Co.*	1,298,350
55,608	Spectra Energy Corp.	1,534,225
10,342	Sunoco, Inc.	418,748
12,076	Tesoro Corp.*	294,654
48,453	Valero Energy Corp.	1,332,458
50,088	Williams Cos., Inc. (The)	1,572,262
		133,335,837
	Financials - 9.7%

28,916	ACE Ltd.	1,989,999
40,280	Aflac, Inc.	1,924,981
46,285	Allstate Corp. (The)	1,452,423
90,000	American Express Co.	4,644,000
37,493	American International Group, Inc.*	1,068,550
21,251	Ameriprise Financial, Inc.	1,301,199
28,707	AON Corp.	1,497,070
10,022	Apartment Investment & Management Co., Class A (REIT)	267,888
8,618	Assurant, Inc.	318,780
7,311	AvalonBay Communities, Inc. (REIT)	972,875
872,554	Bank of America Corp.	10,252,509
106,693	Bank of New York Mellon Corp. (The)	2,999,140
59,319	BB&T Corp.	1,633,645
148,697	Berkshire Hathaway, Inc., Class B*	11,757,472
8,224	BlackRock, Inc.	1,690,525
12,308	Boston Properties, Inc. (REIT)	1,333,572
39,167	Capital One Financial Corp.	2,128,335
24,854	CB Richard Ellis Group, Inc., Class A*	656,891
85,192	Charles Schwab Corp. (The)	1,534,308
25,457	Chubb Corp.	1,669,725
13,994	Cincinnati Financial Corp.	425,697
249,901	Citigroup, Inc.	10,283,438
5,777	CME Group, Inc.	1,650,836
15,138	Comerica, Inc.	546,633
46,632	Discover Financial Services	1,111,707
18,801	E*Trade Financial Corp.*	297,244
25,336	Equity Residential (REIT)	1,566,525
7,504	Federated Investors, Inc., Class B	192,328
79,130	Fifth Third Bancorp	1,033,438
22,700	First Horizon National Corp.	238,577
12,535	Franklin Resources, Inc.	1,624,285
41,940	Genworth Financial, Inc., Class A*	465,953
44,864	Goldman Sachs Group, Inc. (The)	6,313,711
38,089	Hartford Financial Services Group, Inc.	1,015,072
34,469	HCP, Inc. (REIT)	1,307,754
15,175	Health Care REIT, Inc. (REIT)	807,158
58,667	Host Hotels & Resorts, Inc. (REIT)	1,031,366
45,262	Hudson City Bancorp, Inc.	413,242
74,150	Huntington Bancshares, Inc./OH	489,390
6,355	IntercontinentalExchange, Inc.*	766,731
40,184	Invesco Ltd.	991,339
15,727	Janus Capital Group, Inc.	162,460
343,432	JPMorgan Chase & Co.	14,850,000
81,814	KeyCorp	692,965
34,794	Kimco Realty Corp. (REIT)	678,831
13,308	Legg Mason, Inc.	450,343
16,936	Leucadia National Corp.	600,551
27,251	Lincoln National Corp.	799,817
27,367	Loews Corp.	1,149,961
10,192	M&T Bank Corp.	899,954
46,384	Marsh & McLennan Cos., Inc.	1,422,597
45,180	Marshall & Ilsley Corp.	361,440
90,960	MetLife, Inc.	4,011,336
16,721	Moody’s Corp.	667,335
133,235	Morgan Stanley	3,218,958
12,480	NASDAQ OMX Group, Inc. (The)*	318,490
20,771	Northern Trust Corp.	1,013,417
22,373	NYSE Euronext	814,601
32,409	People’s United Financial, Inc.	432,660
14,012	Plum Creek Timber Co., Inc. (REIT)	567,766
45,165	PNC Financial Services Group, Inc.	2,819,199
27,408	Principal Financial Group, Inc.	857,048
57,756	Progressive Corp. (The)	1,250,417
47,552	ProLogis (REIT)	787,461
41,738	Prudential Financial, Inc.	2,662,050

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
12,015	Public Storage (REIT)	$1,421,855
107,733	Regions Financial Corp.	760,595
25,595	Simon Property Group, Inc. (REIT)	3,021,746
45,422	SLM Corp.*	773,991
43,059	State Street Corp.	1,970,810
46,084	SunTrust Banks, Inc.	1,296,343
22,353	T. Rowe Price Group, Inc.	1,414,945
6,720	Torchmark Corp.	445,536
37,403	Travelers Cos., Inc. (The)	2,321,978
164,419	U.S. Bancorp	4,209,126
27,407	Unum Group	721,078
14,050	Ventas, Inc. (REIT)	792,420
13,928	Vornado Realty Trust (REIT)	1,370,237
454,169	Wells Fargo & Co.	12,884,775
45,921	Weyerhaeuser Co. (REIT)	989,138
26,807	XL Group plc	634,254
15,780	Zions Bancorp.	376,037
		160,560,832
	Health Care - 7.4%

133,435	Abbott Laboratories	6,971,979
33,136	Aetna, Inc.	1,447,380
29,948	Agilent Technologies, Inc.*	1,493,507
26,402	Allergan, Inc.	2,184,237
23,635	AmerisourceBergen Corp.	974,235
80,384	Amgen, Inc.*	4,866,447
49,940	Baxter International, Inc.	2,972,429
19,069	Becton, Dickinson and Co.	1,669,491
20,466	Biogen Idec, Inc.*	1,938,744
129,983	Boston Scientific Corp.*	933,278
146,767	Bristol-Myers Squibb Co.	4,221,019
7,335	C.R. Bard, Inc.	819,906
30,230	Cardinal Health, Inc.	1,373,047
19,097	CareFusion Corp.*	553,431
40,072	Celgene Corp.*	2,440,786
6,457	Cephalon, Inc.*	514,558
6,093	Cerner Corp.*	731,769
23,894	CIGNA Corp.	1,192,072
12,633	Coventry Health Care, Inc.*	444,429
42,572	Covidien plc	2,341,460
8,363	DaVita, Inc.*	702,910
12,690	DENTSPLY International, Inc.	497,956
9,875	Edwards Lifesciences Corp.*	876,209
87,008	Eli Lilly & Co.	3,348,068
45,322	Express Scripts, Inc.*	2,699,378
24,500	Forest Laboratories, Inc.*	882,490
68,567	Gilead Sciences, Inc.*	2,861,987
14,226	Hospira, Inc.*	786,556
14,631	Humana, Inc.*	1,178,234
3,343	Intuitive Surgical, Inc.*	1,166,707
235,809	Johnson & Johnson	15,867,588
8,780	Laboratory Corp. of America Holdings*	885,287
15,520	Life Technologies Corp.*	806,574
21,748	McKesson Corp.	1,861,846
34,887	Medco Health Solutions, Inc.*	2,088,336
92,196	Medtronic, Inc.	3,752,377
264,495	Merck & Co., Inc.	9,720,191
37,330	Mylan, Inc.*	878,935
7,909	Patterson Cos., Inc.	273,533
10,192	PerkinElmer, Inc.	282,216
689,286	Pfizer, Inc.	14,785,185
13,298	Quest Diagnostics, Inc.	776,869
28,078	St. Jude Medical, Inc.	1,422,712
29,005	Stryker Corp.	1,809,912
41,690	Tenet Healthcare Corp.*	265,982
33,664	Thermo Fisher Scientific, Inc.*	2,203,309
94,279	UnitedHealth Group, Inc.	4,614,957
10,200	Varian Medical Systems, Inc.*	688,908
8,035	Waters Corp.*	791,930
10,702	Watson Pharmaceuticals, Inc.*	688,674
32,374	WellPoint, Inc.	2,530,676
16,566	Zimmer Holdings, Inc.*	1,122,512
		123,203,208
	Industrials - 7.1%

61,195	3M Co.	5,775,584
9,567	Avery Dennison Corp.	405,067
63,467	Boeing Co. (The)	4,952,330
14,251	C.H. Robinson Worldwide, Inc.	1,143,215
55,070	Caterpillar, Inc.	5,826,406
11,344	Cintas Corp.	372,650
31,930	CSX Corp.	2,532,049
17,035	Cummins, Inc.	1,792,763
46,601	Danaher Corp.	2,541,153
36,294	Deere & Co.	3,124,188
16,014	Dover Corp.	1,076,621
4,321	Dun & Bradstreet Corp.	346,587
29,345	Eaton Corp.	1,516,256
64,613	Emerson Electric Co.	3,524,639
10,934	Equifax, Inc.	413,196
18,280	Expeditors International of Washington, Inc.	965,550
25,370	Fastenal Co.	841,777
26,801	FedEx Corp.	2,509,646
4,832	Flowserve Corp.	585,783
15,349	Fluor Corp.	1,058,007
32,123	General Dynamics Corp.	2,384,169
915,442	General Electric Co.	17,979,281
10,745	Goodrich Corp.	937,931
67,039	Honeywell International, Inc.	3,992,172
42,620	Illinois Tool Works, Inc.	2,442,978
28,399	Ingersoll-Rand plc	1,417,110
17,318	Iron Mountain, Inc.	588,985
15,743	ITT Corp.	907,112
10,676	Jacobs Engineering Group, Inc.*	491,737
8,830	Joy Global, Inc.	791,610
9,128	L-3 Communications Holdings, Inc.	745,301
24,738	Lockheed Martin Corp.	1,927,090
30,800	Masco Corp.	438,900
30,711	Norfolk Southern Corp.	2,251,423
25,344	Northrop Grumman Corp.	1,654,710
31,320	PACCAR, Inc.	1,566,000
10,095	Pall Corp.	566,330
13,791	Parker Hannifin Corp.	1,225,330
17,889	Pitney Bowes, Inc.	427,368
12,155	Precision Castparts Corp.	1,909,551
17,997	Quanta Services, Inc.*	355,441
17,693	R.R. Donnelley & Sons Co.	377,569
30,997	Raytheon Co.	1,561,629
26,331	Republic Services, Inc.	829,953
12,977	Robert Half International, Inc.	357,776
12,247	Rockwell Automation, Inc.	1,017,848
13,554	Rockwell Collins, Inc.	828,556
7,987	Roper Industries, Inc.	666,675
4,611	Ryder System, Inc.	253,605
4,948	Snap-On, Inc.	298,463
68,083	Southwest Airlines Co.	805,422
14,204	Stanley Black & Decker, Inc.	1,049,392
7,260	Stericycle, Inc.*	646,793
23,363	Textron, Inc.	534,545

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
40,850	Tyco International Ltd.	$2,015,947
42,462	Union Pacific Corp.	4,457,236
85,047	United Parcel Service, Inc., Class B	6,250,104
79,364	United Technologies Corp.	6,965,778
5,122	W.W. Grainger, Inc.	773,781
40,947	Waste Management, Inc.	1,592,019
		117,587,087
	Information Technology - 11.4%

43,809	Adobe Systems, Inc.*	1,517,106
48,351	Advanced Micro Devices, Inc.*	419,687
15,495	Akamai Technologies, Inc.*	525,823
27,594	Altera Corp.	1,326,995
14,867	Amphenol Corp., Class A	803,710
25,504	Analog Devices, Inc.	1,050,000
79,424	Apple, Inc.*	27,626,050
113,739	Applied Materials, Inc.	1,567,323
19,714	Autodesk, Inc.*	847,308
42,206	Automatic Data Processing, Inc.	2,325,973
15,647	BMC Software, Inc.*	873,572
41,005	Broadcom Corp., Class A*	1,475,360
33,715	CA, Inc.	788,931
476,583	Cisco Systems, Inc.	8,006,594
15,881	Citrix Systems, Inc.*	1,391,493
26,111	Cognizant Technology Solutions Corp., Class A*	1,985,480
13,199	Computer Sciences Corp.	526,508
19,432	Compuware Corp.*	198,012
133,824	Corning, Inc.	2,696,554
145,668	Dell, Inc.*	2,342,341
98,780	eBay, Inc.*	3,078,973
27,988	Electronic Arts, Inc.*	683,187
178,333	EMC Corp.*	5,077,141
6,965	F5 Networks, Inc.*	791,085
22,625	Fidelity National Information Services, Inc.	728,072
4,631	First Solar, Inc.*	575,402
12,822	Fiserv, Inc.*	827,275
12,969	FLIR Systems, Inc.	468,829
21,626	Google, Inc., Class A*	11,440,587
11,187	Harris Corp.	553,085
187,470	Hewlett-Packard Co.	7,007,629
473,134	Intel Corp.	10,650,246
105,148	International Business Machines Corp.	17,762,652
23,474	Intuit, Inc.*	1,266,892
16,553	Jabil Circuit, Inc.	357,214
19,331	JDS Uniphase Corp.*	390,293
46,112	Juniper Networks, Inc.*	1,688,160
14,657	KLA-Tencor Corp.	631,717
6,764	Lexmark International, Inc., Class A*	201,432
19,199	Linear Technology Corp.	664,093
53,110	LSI Corp.*	397,794
8,326	Mastercard, Inc., Class A	2,389,978
19,444	MEMC Electronic Materials, Inc.*	204,551
15,829	Microchip Technology, Inc.	625,720
73,226	Micron Technology, Inc.*	746,905
637,446	Microsoft Corp.	15,942,524
11,574	Molex, Inc.	316,780
10,689	Monster Worldwide, Inc.*	164,824
25,243	Motorola Mobility Holdings, Inc.*	634,609
28,848	Motorola Solutions, Inc.*	1,380,954
20,353	National Semiconductor Corp.	499,259
31,721	NetApp, Inc.*	1,737,359
7,767	Novellus Systems, Inc.*	281,709
48,916	NVIDIA Corp.*	980,277
335,384	Oracle Corp.	11,476,840
27,615	Paychex, Inc.	891,965
141,715	QUALCOMM, Inc.	8,303,082
16,118	Red Hat, Inc.*	702,745
25,059	SAIC, Inc.*	440,036
10,062	Salesforce.com, Inc.*	1,532,040
20,139	SanDisk Corp.*	957,005
65,793	Symantec Corp.*	1,286,253
33,485	Tellabs, Inc.	153,026
14,305	Teradata Corp.*	798,076
15,358	Teradyne, Inc.*	245,882
101,040	Texas Instruments, Inc.	3,566,712
14,315	Total System Services, Inc.	266,259
14,976	VeriSign, Inc.	524,460
41,962	Visa, Inc., Class A	3,401,440
19,621	Western Digital Corp.*	719,110
55,756	Western Union Co. (The)	1,146,343
120,655	Xerox Corp.	1,231,888
22,171	Xilinx, Inc.	791,061
112,054	Yahoo!, Inc.*	1,854,494
		189,730,744
	Materials - 2.3%

18,532	Air Products & Chemicals, Inc.	1,762,208
6,423	Airgas, Inc.	443,701
9,448	AK Steel Holding Corp.	144,554
91,623	Alcoa, Inc.	1,540,183
8,416	Allegheny Technologies, Inc.	563,872
14,595	Ball Corp.	576,648
9,393	Bemis Co., Inc.	311,096
6,106	CF Industries Holdings, Inc.	938,981
11,607	Cliffs Natural Resources, Inc.	1,052,755
100,698	Dow Chemical Co. (The)	3,638,219
79,457	E.I. du Pont de Nemours & Co.	4,235,058
6,257	Eastman Chemical Co.	662,303
20,021	Ecolab, Inc.	1,098,752
6,279	FMC Corp.	529,634
80,972	Freeport-McMoRan Copper & Gold, Inc.	4,181,394
6,795	International Flavors & Fragrances, Inc.	435,288
37,409	International Paper Co.	1,167,909
14,688	MeadWestvaco Corp.	499,686
46,152	Monsanto Co.	3,278,638
42,112	Newmont Mining Corp.	2,382,276
27,033	Nucor Corp.	1,144,577
14,211	Owens-Illinois, Inc.*	456,457
14,070	PPG Industries, Inc.	1,248,009
26,277	Praxair, Inc.	2,781,158
13,675	Sealed Air Corp.	351,174
7,675	Sherwin-Williams Co. (The)	674,172
10,405	Sigma-Aldrich Corp.	731,367
7,059	Titanium Metals Corp.*	132,215
12,308	United States Steel Corp.	567,522
10,906	Vulcan Materials Co.	441,584
		37,971,390
	Telecommunication Services - 2.0%

34,285	American Tower Corp., Class A*	1,902,132
508,399	AT&T, Inc.	16,045,072
51,214	CenturyLink, Inc.	2,211,933
85,013	Frontier Communications Corp.	752,365

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
22,364	MetroPCS Communications, Inc.*	$400,316
255,559	Sprint Nextel Corp.*	1,495,020
242,564	Verizon Communications, Inc.	8,957,888
43,475	Windstream Corp.	584,739
		32,349,465
	Utilities - 2.1%

57,428	AES Corp. (The)*	744,267
20,396	Ameren Corp.	605,965
41,022	American Electric Power Co., Inc.	1,567,040
35,524	CenterPoint Energy, Inc.	686,679
20,905	CMS Energy Corp.	416,846
24,971	Consolidated Edison, Inc.	1,324,961
17,340	Constellation Energy Group, Inc.	644,701
49,948	Dominion Resources, Inc.	2,383,518
14,409	DTE Energy Co.	743,793
113,864	Duke Energy Corp.	2,134,950
27,958	Edison International	1,100,427
15,579	Entergy Corp.	1,061,709
56,641	Exelon Corp.	2,370,426
35,864	FirstEnergy Corp.	1,600,252
6,591	Integrys Energy Group, Inc.	344,973
36,285	NextEra Energy, Inc.	2,102,716
3,911	Nicor, Inc.	214,949
23,750	NiSource, Inc.	482,125
15,102	Northeast Utilities	532,194
22,071	NRG Energy, Inc.*	546,478
9,122	Oneok, Inc.	648,483
19,114	Pepco Holdings, Inc.	381,707
34,145	PG&E Corp.	1,481,210
9,290	Pinnacle West Capital Corp.	420,465
48,903	PPL Corp.	1,378,576
25,107	Progress Energy, Inc.	1,195,595
43,418	Public Service Enterprise Group, Inc.	1,454,503
9,724	SCANA Corp.	395,475
20,642	Sempra Energy	1,138,819
72,899	Southern Co.	2,921,792
18,302	TECO Energy, Inc.	351,398
20,092	Wisconsin Energy Corp.	628,277
41,619	Xcel Energy, Inc.	1,029,654
		35,034,923
	Total Common Stocks
	(Cost $961,382,109)	1,055,896,188

Principal Amount
	U.S. Government & Agency Securities (a) - 1.7%
	Federal Home Loan Bank
$23,466,268	0.00%, due 06/01/11	23,466,268
1,564,417	0.01%, due 06/01/11	1,564,417
3,911,030	0.02%, due 06/02/11	3,911,030
	Total U.S. Government & Agency Securities (Cost $28,941,715)	28,941,715
	Repurchase Agreements (a)(b) - 13.6%
226,579,170	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $226,580,701	226,579,170
	Total Repurchase Agreements (Cost $226,579,170)	226,579,170

	Total Investment Securities
	(Cost $1,216,902,994) — 78.9%	1,311,417,073
	Other assets less liabilities — 21.1%	350,300,105
	Net Assets — 100.0%	$1,661,717,178

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $423,807,863.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,158,164
Aggregate gross unrealized depreciation	(38,292,741)
Net unrealized appreciation	$92,865,423
Federal income tax cost of investments	$1,218,551,650

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	3,482	06/17/11	$233,990,400	$6,243,410

Cash collateral in the amount of $16,675,753 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$1,086,114,887	$222,602,432

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	129,018,840	23,136,897

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	160,517,733	930,842

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	121,912,802	286,272

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	72,204,167	4,364,376

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	149,922,863	795,123

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	313,816,228	59,842,540

		$311,958,482

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

Ultra Russell3000

Shares		Value
	Common Stocks (a) - 40.5%
	Consumer Discretionary - 4.6%

6	1-800-Flowers.com, Inc., Class A*	$19
11	99 Cents Only Stores*	227
4	A.H. Belo Corp., Class A	29
17	Aaron’s, Inc.	480
21	Abercrombie & Fitch Co., Class A	1,591
18	Advance Auto Parts, Inc.	1,118
19	Aeropostale, Inc.*	359
6	AFC Enterprises, Inc.*	99
83	Amazon.com, Inc.*	16,325
4	Ambassadors Group, Inc.	38
9	American Apparel, Inc.*	9
14	American Axle & Manufacturing Holdings, Inc.*	162
46	American Eagle Outfitters, Inc.	610
9	American Greetings Corp., Class A	216
4	American Public Education, Inc.*	175
2	America’s Car-Mart, Inc.*	56
5	Amerigon, Inc.*	83
3	Ameristar Casinos, Inc.	67
13	Ann, Inc.*	366
29	Apollo Group, Inc., Class A*	1,192
6	Arbitron, Inc.	256
3	Archipelago Learning, Inc.*	32
3	Arctic Cat, Inc.*	43
7	Asbury Automotive Group, Inc.*	118
14	Ascena Retail Group, Inc.*	468
3	Ascent Media Corp., Class A*	144
4	Audiovox Corp., Class A*	30
20	Autoliv, Inc.	1,540
16	AutoNation, Inc.*	562
6	AutoZone, Inc.*	1,764
3	Ballantyne Strong, Inc.*	17
13	Bally Technologies, Inc.*	512
9	Barnes & Noble, Inc.	177
1	Beasley Broadcasting Group, Inc., Class A*	5
18	Beazer Homes USA, Inc.*	76
8	bebe stores, inc.	53
59	Bed Bath & Beyond, Inc.*	3,180
22	Belo Corp., Class A*	175
77	Best Buy Co., Inc.	2,446
5	Big 5 Sporting Goods Corp.	48
18	Big Lots, Inc.*	601
5	BJ’s Restaurants, Inc.*	256
3	Blue Nile, Inc.*	150
3	Bluegreen Corp.*	10
1	Blyth, Inc.	46
7	Bob Evans Farms, Inc.	219
1	Body Central Corp.*	24
3	Bon-Ton Stores, Inc. (The)	32
2	Books-A-Million, Inc.	8
27	BorgWarner, Inc.*	1,958
13	Boyd Gaming Corp.*	123
3	Bravo Brio Restaurant Group, Inc.*	67
5	Bridgepoint Education, Inc.*	117
20	Brinker International, Inc.	516
10	Brown Shoe Co., Inc.	103
21	Brunswick Corp.	455
6	Buckle, Inc. (The)	256
4	Buffalo Wild Wings, Inc.*	251
4	Build-A-Bear Workshop, Inc.*	27
10	Cabela’s, Inc.*	246
53	Cablevision Systems Corp., Class A	1,883
5	California Pizza Kitchen, Inc.*	92
15	Callaway Golf Co.	102
4	Cambium Learning Group, Inc.*	13
4	Capella Education Co.*	193
15	Career Education Corp.*	323
2	Caribou Coffee Co., Inc.*	21
53	CarMax, Inc.*	1,572
2	Carmike Cinemas, Inc.*	15
104	Carnival Corp.	4,036
3	Carrols Restaurant Group, Inc.*	28
14	Carter’s, Inc.*	444
10	Casual Male Retail Group, Inc.*	43
7	Cato Corp. (The), Class A	191
2	Cavco Industries, Inc.*	86
161	CBS Corp., Class B	4,500
5	CEC Entertainment, Inc.	203
9	Central European Media Enterprises Ltd., Class A*	196
28	Charming Shoppes, Inc.*	116
14	Cheesecake Factory, Inc. (The)*	445
2	Cherokee, Inc.	38
42	Chico’s FAS, Inc.	633
6	Children’s Place Retail Stores, Inc. (The)*	301
7	Chipotle Mexican Grill, Inc.*	2,023
7	Choice Hotels International, Inc.	249
8	Christopher & Banks Corp.	48
3	Churchill Downs, Inc.	131
14	Cinemark Holdings, Inc.	304
4	Citi Trends, Inc.*	67
13	CKX, Inc.*	71
10	Clear Channel Outdoor Holdings, Inc., Class A*	148
72	Coach, Inc.	4,584
8	Coinstar, Inc.*	425
14	Coldwater Creek, Inc.*	26
15	Collective Brands, Inc.*	234
3	Columbia Sportswear Co.	197
668	Comcast Corp., Class A	16,860
4	Conn’s, Inc.*	25
15	Cooper Tire & Rubber Co.	362
3	Core-Mark Holding Co., Inc.*	107
21	Corinthian Colleges, Inc.*	81
1	CPI Corp.	14
6	Cracker Barrel Old Country Store, Inc.	284
20	CROCS, Inc.*	455
6	Crown Media Holdings, Inc., Class A*	12
2	CSS Industries, Inc.	37
2	Culp, Inc.*	18
5	Cumulus Media, Inc., Class A*	20
66	D.R. Horton, Inc.	804
33	Dana Holding Corp.*	598
33	Darden Restaurants, Inc.	1,671
9	Deckers Outdoor Corp.*	820
1	Delta Apparel, Inc.*	17
24	Denny’s Corp.*	98
2	Destination Maternity Corp.	41
15	DeVry, Inc.	808
12	Dex One Corp.*	28
21	Dick’s Sporting Goods, Inc.*	835
9	Dillard’s, Inc., Class A	506
4	DineEquity, Inc.*	215
183	DIRECTV, Class A*	9,198
67	Discovery Communications, Inc., Class A*	2,919
48	DISH Network Corp., Class A*	1,453
17	Dollar General Corp.*	596
30	Dollar Tree, Inc.*	1,912
9	Domino’s Pizza, Inc.*	224

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Dorman Products, Inc.*	$114
18	DreamWorks Animation SKG, Inc., Class A*	430
5	Drew Industries, Inc.	132
22	Drugstore.com, Inc.*	83
6	DSW, Inc., Class A*	301
8	E.W. Scripps Co. (The), Class A*	69
64	Eastman Kodak Co.*	214
10	Education Management Corp.*	215
1	Einstein Noah Restaurant Group, Inc.	15
6	Empire Resorts, Inc.*	3
6	Entercom Communications Corp., Class A*	56
12	Entravision Communications Corp., Class A*	25
6	Ethan Allen Interiors, Inc.	140
18	Exide Technologies*	177
49	Expedia, Inc.	1,372
4	Express, Inc.	84
30	Family Dollar Stores, Inc.	1,672
5	Federal-Mogul Corp.*	116
12	Finish Line (The), Class A	277
2	Fisher Communications, Inc.*	60
37	Foot Locker, Inc.	923
871	Ford Motor Co.*	12,995
36	Fortune Brands, Inc.	2,330
12	Fossil, Inc.*	1,270
9	Fred’s, Inc., Class A	131
4	Fuel Systems Solutions, Inc.*	100
11	Furniture Brands International, Inc.*	53
4	G-III Apparel Group Ltd.*	172
4	Gaiam, Inc., Class A	21
33	GameStop Corp., Class A*	923
57	Gannett Co., Inc.	813
95	Gap, Inc. (The)	1,843
27	Garmin Ltd.*	920
8	Gaylord Entertainment Co.*	258
6	Genesco, Inc.*	270
33	Gentex Corp.	969
38	Genuine Parts Co.	2,082
4	Global Sources Ltd.*	46
58	Goodyear Tire & Rubber Co. (The)*	1,028
1	Gordmans Stores, Inc.*	17
7	Grand Canyon Education, Inc.*	90
12	Gray Television, Inc.*	32
6	Group 1 Automotive, Inc.	232
15	Guess?, Inc.	686
73	H&R Block, Inc.	1,183
23	Hanesbrands, Inc.*	697
56	Harley-Davidson, Inc.	2,081
17	Harman International Industries, Inc.	815
9	Harte-Hanks, Inc.	74
29	Hasbro, Inc.	1,326
4	Haverty Furniture Cos., Inc.	45
7	Helen of Troy Ltd.*	227
3	hhgregg, Inc.*	46
7	Hibbett Sports, Inc.*	291
15	Hillenbrand, Inc.	341
379	Home Depot, Inc.	13,750
3	Hooker Furniture Corp.	33
11	HOT Topic, Inc.	86
15	Hovnanian Enterprises, Inc., Class A*	40
9	HSN, Inc.*	317
10	Hyatt Hotels Corp., Class A*	446
17	IAC/InterActiveCorp*	625
17	Iconix Brand Group, Inc.*	420
71	International Game Technology	1,224
7	International Speedway Corp., Class A	200
116	Interpublic Group of Cos., Inc. (The)	1,384
9	Interval Leisure Group, Inc.*	122
5	iRobot Corp.*	168
4	Isle of Capri Casinos, Inc.*	35
7	ITT Educational Services, Inc.*	481
51	J.C. Penney Co., Inc.	1,807
12	Jack in the Box, Inc.*	267
7	Jakks Pacific, Inc.*	139
14	Jamba, Inc.*	32
22	Jarden Corp.	771
10	Joe’s Jeans, Inc.*	8
11	John Wiley & Sons, Inc., Class A	583
160	Johnson Controls, Inc.	6,336
1	Johnson Outdoors, Inc., Class A*	16
21	Jones Group, Inc. (The)	258
7	JoS. A. Bank Clothiers, Inc.*	400
10	Journal Communications, Inc., Class A*	54
6	K12, Inc.*	209
18	KB Home	221
2	Kenneth Cole Productions, Inc., Class A*	25
3	Kid Brands, Inc.*	16
4	Kirkland’s, Inc.*	52
7	Knology, Inc.*	109
69	Kohl’s Corp.	3,674
14	Krispy Kreme Doughnuts, Inc.*	118
6	K-Swiss, Inc., Class A*	66
1	Lacrosse Footwear, Inc.	15
14	Lamar Advertising Co., Class A*	407
83	Las Vegas Sands Corp.*	3,448
12	La-Z-Boy, Inc.*	133
8	Leapfrog Enterprises, Inc.*	36
30	Lear Corp.	1,525
1	Learning Tree International, Inc.	9
11	Lee Enterprises, Inc.*	13
35	Leggett & Platt, Inc.	904
38	Lennar Corp., Class A	721
5	Libbey, Inc.*	79
56	Liberty Global, Inc., Class A*	2,523
16	Liberty Media Corp. - Capital, Class A*	1,458
142	Liberty Media Corp. - Interactive, Class A*	2,586
12	Liberty Media Corp. - Starz, Class A*	915
10	Life Time Fitness, Inc.*	368
2	Lifetime Brands, Inc.	23
63	Limited Brands, Inc.	2,517
7	LIN TV Corp., Class A*	33
3	Lincoln Educational Services Corp.	44
16	Lions Gate Entertainment Corp.*	95
5	Lithia Motors, Inc., Class A	90
33	Live Nation Entertainment, Inc.*	380
22	Liz Claiborne, Inc.*	144
34	LKQ Corp.*	904
6	LodgeNet Interactive Corp.*	22
313	Lowe’s Cos., Inc.	7,556
5	Lumber Liquidators Holdings, Inc.*	135
4	M/I Homes, Inc.*	50
3	Mac-Gray Corp.	46
100	Macy’s, Inc.	2,888
14	Madison Square Garden Co. (The), Class A*	385
5	Maidenform Brands, Inc.*	151
5	Marcus Corp.	53
2	Marine Products Corp.*	13

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6	MarineMax, Inc.*	$50
64	Marriott International, Inc., Class A	2,420
6	Martha Stewart Living Omnimedia, Class A*	31
87	Mattel, Inc.	2,296
7	Matthews International Corp., Class A	274
14	McClatchy Co. (The), Class A*	42
4	McCormick & Schmick’s Seafood Restaurants, Inc.*	37
255	McDonald’s Corp.	20,793
75	McGraw-Hill Cos., Inc. (The)	3,185
9	MDC Holdings, Inc.	243
5	Media General, Inc., Class A*	25
12	Men’s Wearhouse, Inc. (The)	413
9	Meredith Corp.	284
8	Meritage Homes Corp.*	200
71	MGM Resorts International*	1,070
3	Midas, Inc.*	21
11	Modine Manufacturing Co.*	175
13	Mohawk Industries, Inc.*	865
2	Monarch Casino & Resort, Inc.*	19
7	Monro Muffler Brake, Inc.	226
5	Morgans Hotel Group Co.*	42
5	Morningstar, Inc.	302
4	Movado Group, Inc.	66
7	Multimedia Games Holding Co., Inc.*	39
2	National American University Holdings, Inc.	15
13	National CineMedia, Inc.	232
9	NetFlix, Inc.*	2,437
6	New York & Co., Inc.*	32
32	New York Times Co. (The), Class A*	257
69	Newell Rubbermaid, Inc.	1,229
542	News Corp., Class A	9,940
3	Nexstar Broadcasting Group, Inc., Class A*	21
85	NIKE, Inc., Class B	7,178
40	Nordstrom, Inc.	1,873
6	Nutrisystem, Inc.	85
1	NVR, Inc.*	746
4	O’Charleys, Inc.*	29
65	Office Depot, Inc.*	274
20	OfficeMax, Inc.*	167
67	Omnicom Group, Inc.	3,134
5	Orbitz Worldwide, Inc.*	11
33	O’Reilly Automotive, Inc.*	1,984
24	Orient-Express Hotels Ltd., Class A*	281
3	Outdoor Channel Holdings, Inc.*	18
3	Overstock.com, Inc.*	44
3	Oxford Industries, Inc.	114
5	P.F. Chang’s China Bistro, Inc.	202
16	Pacific Sunwear of California, Inc.*	51
7	Panera Bread Co., Class A*	875
5	Papa John’s International, Inc.*	166
3	Peet’s Coffee & Tea, Inc.*	153
16	Penn National Gaming, Inc.*	648
10	Penske Automotive Group, Inc.	208
12	PEP Boys-Manny Moe & Jack	170
3	Perry Ellis International, Inc.*	94
5	PetMed Express, Inc.	64
28	PetSmart, Inc.	1,268
13	Phillips-Van Heusen Corp.	858
25	Pier 1 Imports, Inc.*	298
14	Pinnacle Entertainment, Inc.*	203
7	Polaris Industries, Inc.	772
13	Polo Ralph Lauren Corp.	1,648
12	Pool Corp.	363
2	Pre-Paid Legal Services, Inc.*	133
11	priceline.com, Inc.*	5,667
4	PRIMEDIA, Inc.	28
4	Princeton Review, Inc.*	1
80	PulteGroup, Inc.*	675
31	Quiksilver, Inc.*	144
2	R.G. Barry Corp.	24
7	Radio One, Inc., Class D*	16
25	RadioShack Corp.	394
1	ReachLocal, Inc.*	21
3	Red Lion Hotels Corp.*	24
4	Red Robin Gourmet Burgers, Inc.*	147
19	Regal Entertainment Group, Class A	257
14	Regis Corp.	209
16	Rent-A-Center, Inc.	519
2	Rentrak Corp.*	41
29	Ross Stores, Inc.	2,377
31	Royal Caribbean Cruises Ltd.*	1,209
15	Ruby Tuesday, Inc.*	159
3	rue21, inc.*	102
7	Ruth’s Hospitality Group, Inc.*	37
10	Ryland Group, Inc.	183
32	Saks, Inc.*	362
22	Sally Beauty Holdings, Inc.*	369
6	Scholastic Corp.	163
15	Scientific Games Corp., Class A*	148
21	Scripps Networks Interactive, Inc., Class A	1,059
11	Sealy Corp.*	29
10	Sears Holdings Corp.*	710
13	Select Comfort Corp.*	212
57	Service Corp. International	654
1	Shiloh Industries, Inc.	11
2	Shoe Carnival, Inc.*	54
13	Shuffle Master, Inc.*	142
7	Shutterfly, Inc.*	424
20	Signet Jewelers Ltd.*	920
11	Sinclair Broadcast Group, Inc., Class A	106
922	Sirius XM Radio, Inc.*	2,167
9	Skechers U.S.A., Inc., Class A*	157
2	Skyline Corp.	37
14	Smith & Wesson Holding Corp.*	49
9	Sonic Automotive, Inc., Class A	118
15	Sonic Corp.*	172
16	Sotheby’s	681
8	Spartan Motors, Inc.	38
3	Speedway Motorsports, Inc.	43
9	Stage Stores, Inc.	162
5	Standard Motor Products, Inc.	76
25	Standard Pacific Corp.*	99
173	Staples, Inc.	2,910
177	Starbucks Corp.	6,512
45	Starwood Hotels & Resorts Worldwide, Inc.	2,744
6	Stein Mart, Inc.	59
4	Steiner Leisure Ltd.*	200
1	Steinway Musical Instruments, Inc.*	25
6	Steven Madden Ltd.*	334
19	Stewart Enterprises, Inc., Class A	142
4	Stoneridge, Inc.*	61
3	Strayer Education, Inc.	361
5	Sturm Ruger & Co., Inc.	110
3	Summer Infant, Inc.*	25
5	Superior Industries International, Inc.	110
3	SuperMedia, Inc.*	13
3	Systemax, Inc.*	43

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
17	Talbots, Inc.*	$81
165	Target Corp.	8,172
16	Tempur-Pedic International, Inc.*	1,041
14	Tenneco, Inc.*	585
4	Tesla Motors, Inc.*	121
14	Texas Roadhouse, Inc.	241
89	Thomson Reuters Corp.	3,468
8	Thor Industries, Inc.	258
30	Tiffany & Co.	2,270
9	Timberland Co. (The), Class A*	294
80	Time Warner Cable, Inc.	6,178
257	Time Warner, Inc.	9,363
92	TJX Cos., Inc.	4,878
34	Toll Brothers, Inc.*	740
2	Tower International, Inc.*	35
17	Tractor Supply Co.	1,074
6	True Religion Apparel, Inc.*	176
19	TRW Automotive Holdings Corp.*	1,081
7	Tuesday Morning Corp.*	35
15	Tupperware Brands Corp.	982
3	U.S. Auto Parts Network, Inc.*	22
7	Ulta Salon Cosmetics & Fragrance, Inc.*	392
8	Under Armour, Inc., Class A*	521
3	Unifi, Inc.*	42
3	Universal Electronics, Inc.*	76
5	Universal Technical Institute, Inc.	91
27	Urban Outfitters, Inc.*	822
9	Vail Resorts, Inc.*	438
12	Valassis Communications, Inc.*	348
3	Vera Bradley, Inc.*	148
21	VF Corp.	2,093
144	Viacom, Inc., Class B	7,259
79	Virgin Media, Inc.	2,577
1	Vitacost.com, Inc.*^	—
4	Vitamin Shoppe, Inc.*	163
5	Volcom, Inc.	122
465	Walt Disney Co. (The)	19,358
11	Warnaco Group, Inc. (The)*	607
11	Warner Music Group Corp.*	91
1	Washington Post Co. (The), Class B	411
7	Weight Watchers International, Inc.	562
78	Wendy’s/Arby’s Group, Inc., Class A	392
3	West Marine, Inc.*	31
1	Westwood One, Inc.*	6
24	Wet Seal, Inc. (The), Class A*	103
2	Weyco Group, Inc.	48
18	Whirlpool Corp.	1,508
23	Williams-Sonoma, Inc.	900
1	Winmark Corp.	38
7	Winnebago Industries, Inc.*	80
14	WMS Industries, Inc.*	440
12	Wolverine World Wide, Inc.	469
6	World Wrestling Entertainment, Inc., Class A	62
40	Wyndham Worldwide Corp.	1,392
18	Wynn Resorts Ltd.	2,637
111	Yum! Brands, Inc.	6,141
5	Zumiez, Inc.*	152
		409,430
	Consumer Staples - 3.8%

1	Alico, Inc.	25
21	Alliance One International, Inc.*	81
494	Altria Group, Inc.	13,862
4	Andersons, Inc. (The)	173
153	Archer-Daniels-Midland Co.	4,959
102	Avon Products, Inc.	3,030
11	B&G Foods, Inc.	204
13	BJ’s Wholesale Club, Inc.*	655
2	Boston Beer Co., Inc., Class A*	168
25	Brown-Forman Corp., Class B	1,812
34	Bunge Ltd.	2,531
3	Calavo Growers, Inc.	66
3	Cal-Maine Foods, Inc.	89
41	Campbell Soup Co.	1,425
9	Casey’s General Stores, Inc.	373
17	Central European Distribution Corp.*	214
13	Central Garden and Pet Co., Class A*	131
11	Chiquita Brands International, Inc.*	164
17	Church & Dwight Co., Inc.	1,430
32	Clorox Co.	2,255
1	Coca-Cola Bottling Co. Consolidated	68
500	Coca-Cola Co. (The)	33,405
80	Coca-Cola Enterprises, Inc.	2,311
116	Colgate-Palmolive Co.	10,154
97	ConAgra Foods, Inc.	2,467
44	Constellation Brands, Inc., Class A*	966
18	Corn Products International, Inc.	1,021
105	Costco Wholesale Corp.	8,660
323	CVS Caremark Corp.	12,497
25	Darling International, Inc.*	479
43	Dean Foods Co.*	597
5	Diamond Foods, Inc.	372
9	Dole Food Co., Inc.*	121
54	Dr. Pepper Snapple Group, Inc.	2,225
6	Elizabeth Arden, Inc.*	184
17	Energizer Holdings, Inc.*	1,310
26	Estee Lauder Cos., Inc. (The), Class A	2,665
2	Farmer Bros Co.	21
4	Female Health Co. (The)	20
18	Flowers Foods, Inc.	600
9	Fresh Del Monte Produce, Inc.	247
4	Fresh Market, Inc. (The)*	161
158	General Mills, Inc.	6,284
28	Green Mountain Coffee Roasters, Inc.*	2,306
1	Griffin Land & Nurseries, Inc.	28
75	H. J. Heinz Co.	4,119
10	Hain Celestial Group, Inc. (The)*	358
16	Hansen Natural Corp.*	1,146
2	Harbinger Group, Inc.*	13
22	Heckmann Corp.*	132
28	Herbalife Ltd.	1,576
37	Hershey Co. (The)	2,062
33	Hormel Foods Corp.	968
3	Imperial Sugar Co.	53
3	Ingles Markets, Inc., Class A	53
3	Inter Parfums, Inc.	67
3	J&J Snack Foods Corp.	155
28	J.M. Smucker Co. (The)	2,220
2	John B. Sanfilippo & Son, Inc.*	19
61	Kellogg Co.	3,476
93	Kimberly-Clark Corp.	6,352
381	Kraft Foods, Inc., Class A	13,324
144	Kroger Co. (The)	3,574
5	Lancaster Colony Corp.	303
1	Lifeway Foods, Inc.*	10
2	Limoneira Co.	41
34	Lorillard, Inc.	3,920
31	McCormick & Co., Inc. (Non-Voting)	1,556
49	Mead Johnson Nutrition Co.	3,322
3	Medifast, Inc.*	80
3	MGP Ingredients, Inc.	24

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
31	Molson Coors Brewing Co., Class B	$1,446
3	Nash Finch Co.	113
3	National Beverage Corp.	42
2	Nature’s Sunshine Products, Inc.*	28
12	Nu Skin Enterprises, Inc., Class A	469
2	Nutraceutical International Corp.*	31
1	Oil-Dri Corp. of America	22
5	Pantry, Inc. (The)*	92
383	PepsiCo, Inc.	27,239
440	Philip Morris International, Inc.	31,570
12	Pilgrim’s Pride Corp.*	60
10	Prestige Brands Holdings, Inc.*	129
4	Pricesmart, Inc.	187
2	Primo Water Corp.*	28
684	Procter & Gamble Co. (The)	45,828
13	Ralcorp Holdings, Inc.*	1,143
3	Revlon, Inc., Class A*	53
80	Reynolds American, Inc.	3,182
132	Rite Aid Corp.*	139
10	Ruddick Corp.	440
87	Safeway, Inc.	2,149
5	Sanderson Farms, Inc.	220
139	Sara Lee Corp.	2,717
3	Schiff Nutrition International, Inc.	29
2	Seneca Foods Corp., Class A*	55
14	Smart Balance, Inc.*	77
33	Smithfield Foods, Inc.*	691
6	Snyder’s-Lance, Inc.	128
5	Spartan Stores, Inc.	93
4	Spectrum Brands Holdings, Inc.*	144
23	Star Scientific, Inc.*	120
50	SUPERVALU, Inc.	513
2	Susser Holdings Corp.*	29
5	Synutra International, Inc.*	55
140	Sysco Corp.	4,509
6	Tootsie Roll Industries, Inc.	176
8	TreeHouse Foods, Inc.*	487
71	Tyson Foods, Inc., Class A	1,350
11	United Natural Foods, Inc.*	479
6	Universal Corp.	253
1	USANA Health Sciences, Inc.*	29
11	Vector Group Ltd.	212
1	Village Super Market, Inc., Class A	26
220	Walgreen Co.	9,599
460	Wal-Mart Stores, Inc.	25,401
4	WD-40 Co.	170
3	Weis Markets, Inc.	121
33	Whole Foods Market, Inc.	2,018
13	Winn-Dixie Stores, Inc.*	118
		335,948
	Energy - 4.8%

19	Abraxas Petroleum Corp.*	84
2	Alon USA Energy, Inc.	24
29	Alpha Natural Resources, Inc.*	1,589
1	Amyris, Inc.*	30
117	Anadarko Petroleum Corp.	9,304
91	Apache Corp.	11,339
2	Apco Oil and Gas International, Inc.	177
4	Approach Resources, Inc.*	104
39	Arch Coal, Inc.	1,166
11	ATP Oil & Gas Corp.*	203
13	Atwood Oceanics, Inc.*	563
102	Baker Hughes, Inc.	7,541
6	Basic Energy Services, Inc.*	163
12	Berry Petroleum Co., Class A	629
11	Bill Barrett Corp.*	490
23	BPZ Resources, Inc.*	101
28	Brigham Exploration Co.*	872
9	Bristow Group, Inc.	414
25	Cabot Oil & Gas Corp.	1,469
22	Cal Dive International, Inc.*	143
9	Callon Petroleum Co.*	64
12	CAMAC Energy, Inc.*	17
58	Cameron International Corp.*	2,764
5	CARBO Ceramics, Inc.	751
8	Carrizo Oil & Gas, Inc.*	306
14	Cheniere Energy, Inc.*	164
155	Chesapeake Energy Corp.	4,858
477	Chevron Corp.	50,042
20	Cimarex Energy Co.	1,919
1	Clayton Williams Energy, Inc.*	75
11	Clean Energy Fuels Corp.*	157
7	Cloud Peak Energy, Inc.*	149
19	Cobalt International Energy, Inc.*	273
18	Complete Production Services, Inc.*	597
11	Comstock Resources, Inc.*	331
24	Concho Resources, Inc.*	2,271
336	ConocoPhillips	24,602
54	CONSOL Energy, Inc.	2,769
3	Contango Oil & Gas Co.*	186
8	Continental Resources, Inc.*	530
11	Core Laboratories N.V.	1,130
10	Crosstex Energy, Inc.	113
7	CVR Energy, Inc.*	153
2	Dawson Geophysical Co.*	71
3	Delek U.S. Holdings, Inc.	45
44	Delta Petroleum Corp.*	31
95	Denbury Resources, Inc.*	2,086
100	Devon Energy Corp.	8,407
15	DHT Holdings, Inc.	60
16	Diamond Offshore Drilling, Inc.	1,179
18	Dresser-Rand Group, Inc.*	946
8	Dril-Quip, Inc.*	593
182	El Paso Corp.	3,831
8	Endeavour International Corp.*	113
17	Energen Corp.	1,059
7	Energy Partners Ltd.*	112
17	Energy XXI Bermuda Ltd.*	583
64	EOG Resources, Inc.	6,985
35	EQT Corp.	1,896
4	Evolution Petroleum Corp.*	31
35	EXCO Resources, Inc.	705
15	Exterran Holdings, Inc.*	323
1,210	Exxon Mobil Corp.	100,999
58	FMC Technologies, Inc.*	2,589
27	Forest Oil Corp.*	807
25	Frontier Oil Corp.	747
12	Frontline Ltd.	221
12	FX Energy, Inc.*	104
13	Gastar Exploration Ltd.*	44
24	General Maritime Corp.	41
4	GeoResources, Inc.*	99
1	Gevo, Inc.*	19
2	Global Geophysical Services, Inc.*	35
24	Global Industries Ltd.*	150
14	GMX Resources, Inc.*	74
9	Golar LNG Ltd.	287
6	Goodrich Petroleum Corp.*	123
4	Green Plains Renewable Energy, Inc.*	41
3	Gulf Island Fabrication, Inc.	102
6	GulfMark Offshore, Inc., Class A*	245
7	Gulfport Energy Corp.*	207
1	Hallador Energy Co.	11

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
216	Halliburton Co.	$10,832
8	Harvest Natural Resources, Inc.*	98
25	Helix Energy Solutions Group, Inc.*	438
22	Helmerich & Payne, Inc.	1,379
27	Hercules Offshore, Inc.*	169
71	Hess Corp.	5,611
11	Holly Corp.	685
6	Hornbeck Offshore Services, Inc.*	162
4	Houston American Energy Corp.	73
31	International Coal Group, Inc.*	450
30	ION Geophysical Corp.*	303
8	James River Coal Co.*	175
30	Key Energy Services, Inc.*	530
6	Knightsbridge Tankers Ltd.	126
42	Kodiak Oil & Gas Corp.*	288
4	L&L Energy, Inc.*	22
7	Lufkin Industries, Inc.	635
23	Magnum Hunter Resources Corp.*	164
168	Marathon Oil Corp.	9,101
24	Massey Energy Co.	1,584
6	Matrix Service Co.*	80
55	McDermott International, Inc.*	1,167
23	McMoRan Exploration Co.*	424
5	Miller Energy Resources, Inc.*	29
45	Murphy Oil Corp.	3,100
68	Nabors Industries Ltd.*	1,897
99	National Oilwell Varco, Inc.	7,185
3	Natural Gas Services Group, Inc.*	54
32	Newfield Exploration Co.*	2,387
21	Newpark Resources, Inc.*	204
41	Noble Energy, Inc.	3,821
11	Nordic American Tanker Shipping	257
13	Northern Oil and Gas, Inc.*	261
11	Oasis Petroleum, Inc.*	333
193	Occidental Petroleum Corp.	20,815
13	Oceaneering International, Inc.*	1,060
12	Oil States International, Inc.*	949
6	Overseas Shipholding Group, Inc.	164
1	OYO Geospace Corp.*	91
2	Panhandle Oil and Gas, Inc., Class A	61
28	Parker Drilling Co.*	179
19	Patriot Coal Corp.*	439
37	Patterson-UTI Energy, Inc.	1,159
64	Peabody Energy Corp.	3,927
11	Penn Virginia Corp.	160
72	Petrohawk Energy Corp.*	1,906
6	Petroleum Development Corp.*	218
13	Petroquest Energy, Inc.*	104
3	PHI, Inc. (Non-Voting)*	64
13	Pioneer Drilling Co.*	190
28	Pioneer Natural Resources Co.	2,571
33	Plains Exploration & Production Co.*	1,216
42	QEP Resources, Inc.	1,827
28	Quicksilver Resources, Inc.*	400
13	RAM Energy Resources, Inc.*	21
38	Range Resources Corp.	2,125
51	Rentech, Inc.*	53
10	Resolute Energy Corp.*	174
2	REX American Resources Corp.*	33
8	Rex Energy Corp.*	104
1	RigNet, Inc.*	17
13	Rosetta Resources, Inc.*	639
30	Rowan Cos., Inc.*	1,190
10	RPC, Inc.	252
85	SandRidge Energy, Inc.*	962
324	Schlumberger Ltd.	27,773
5	Scorpio Tankers, Inc.*	50
5	SEACOR Holdings, Inc.	498
11	Ship Finance International Ltd.	213
15	SM Energy Co.	997
30	Southern Union Co.	910
82	Southwestern Energy Co.*	3,589
154	Spectra Energy Corp.	4,249
10	Stone Energy Corp.*	323
29	Sunoco, Inc.	1,174
19	Superior Energy Services, Inc.*	712
10	Swift Energy Co.*	392
16	Syntroleum Corp.*	29
4	Targa Resources Corp.	140
10	Teekay Corp.	336
9	Teekay Tankers Ltd., Class A	83
7	Tesco Corp.*	143
34	Tesoro Corp.*	830
18	Tetra Technologies, Inc.*	246
12	Tidewater, Inc.	656
35	TransAtlantic Petroleum Ltd.*	78
36	Ultra Petroleum Corp.*	1,750
4	Union Drilling, Inc.*	42
10	Unit Corp.*	576
14	Uranium Energy Corp.*	44
29	USEC, Inc.*	121
12	Vaalco Energy, Inc.*	85
134	Valero Energy Corp.	3,685
36	Vantage Drilling Co.*	72
5	Venoco, Inc.*	74
8	W&T Offshore, Inc.	207
17	Warren Resources, Inc.*	65
176	Weatherford International Ltd.*	3,480
12	Western Refining, Inc.*	209
28	Whiting Petroleum Corp.*	1,879
11	Willbros Group, Inc.*	109
139	Williams Cos., Inc. (The)	4,363
16	World Fuel Services Corp.	585
		424,488
	Financials - 6.4%

4	1st Source Corp.	84
6	1st United Bancorp, Inc./FL*	37
5	Abington Bancorp, Inc.	57
10	Acadia Realty Trust (REIT)	207
80	ACE Ltd.	5,506
13	Advance America Cash Advance Centers, Inc.	80
12	Affiliated Managers Group, Inc.*	1,269
111	Aflac, Inc.	5,305
2	Agree Realty Corp. (REIT)	46
15	Alexandria Real Estate Equities, Inc. (REIT)	1,238
2	Alleghany Corp.*	666
1	Alliance Financial Corp./NY	29
9	Allied World Assurance Co. Holdings Ltd.	546
128	Allstate Corp. (The)	4,017
20	Alterra Capital Holdings Ltd.	455
40	AMB Property Corp. (REIT)	1,480
8	American Assets Trust, Inc. (REIT)	179
15	American Campus Communities, Inc. (REIT)	530
30	American Capital Agency Corp. (REIT)	911
81	American Capital Ltd.*	802
14	American Equity Investment Life Holding Co.	182
249	American Express Co.	12,848

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
19	American Financial Group, Inc./OH	$676
30	American International Group, Inc.*	855
1	American National Bankshares, Inc.	20
2	American National Insurance Co.	161
2	American Safety Insurance Holdings Ltd.*	37
58	Ameriprise Financial, Inc.	3,551
6	Ameris Bancorp*	56
4	AMERISAFE, Inc.*	93
2	Ames National Corp.	35
5	AmTrust Financial Services, Inc.	114
188	Annaly Capital Management, Inc. (REIT)	3,408
30	Anworth Mortgage Asset Corp. (REIT)	217
78	AON Corp.	4,068
28	Apartment Investment & Management Co., Class A (REIT)	748
4	Apollo Commercial Real Estate Finance, Inc. (REIT)	65
46	Apollo Investment Corp.	525
31	Arch Capital Group Ltd.*	1,046
49	Ares Capital Corp.	824
7	Argo Group International Holdings Ltd.	207
2	Arlington Asset Investment Corp., Class A	58
2	Arrow Financial Corp.	49
26	Arthur J. Gallagher & Co.	746
7	Artio Global Investors, Inc.	98
11	Ashford Hospitality Trust, Inc. (REIT)	157
17	Aspen Insurance Holdings Ltd.	457
4	Asset Acceptance Capital Corp.*	16
41	Associated Banc-Corp	578
10	Associated Estates Realty Corp. (REIT)	169
24	Assurant, Inc.	888
44	Assured Guaranty Ltd.	749
3	Asta Funding, Inc.	23
20	Astoria Financial Corp.	290
21	AvalonBay Communities, Inc. (REIT)	2,794
2	Avatar Holdings, Inc.*	36
28	Axis Capital Holdings Ltd.	922
2	Baldwin & Lyons, Inc., Class B	45
2	Bancfirst Corp.	80
7	Banco Latinoamericano de Comercio Exterior S.A., Class E	126
1	Bancorp Rhode Island, Inc.	43
7	Bancorp, Inc. (The)/DE*	71
20	BancorpSouth, Inc.	257
11	Bank Mutual Corp.	45
2,382	Bank of America Corp.	27,989
11	Bank of Hawaii Corp.	521
1	Bank of Marin Bancorp	37
288	Bank of New York Mellon Corp. (The)	8,096
3	Bank of the Ozarks, Inc.	146
5	BankFinancial Corp.	43
164	BB&T Corp.	4,517
8	Beneficial Mutual Bancorp, Inc.*	67
411	Berkshire Hathaway, Inc., Class B*	32,498
4	Berkshire Hills Bancorp, Inc.	88
16	BGC Partners, Inc., Class A	133
31	BioMed Realty Trust, Inc. (REIT)	635
17	BlackRock Kelso Capital Corp.	168
22	BlackRock, Inc.	4,522
2	BofI Holding, Inc.*	30
6	BOK Financial Corp.	318
18	Boston Private Financial Holdings, Inc.	119
33	Boston Properties, Inc. (REIT)	3,576
31	Brandywine Realty Trust (REIT)	396
18	BRE Properties, Inc. (REIT)	918
1	Bridge Bancorp, Inc.	22
14	Brookline Bancorp, Inc.	122
27	Brown & Brown, Inc.	713
2	Bryn Mawr Bank Corp.	42
5	Calamos Asset Management, Inc., Class A	75
2	Camden National Corp.	66
17	Camden Property Trust (REIT)	1,093
7	Campus Crest Communities, Inc. (REIT)	90
3	Capital City Bank Group, Inc.	32
108	Capital One Financial Corp.	5,869
1	Capital Southwest Corp.	93
77	CapitalSource, Inc.	498
11	Capitol Federal Financial, Inc.	131
16	CapLease, Inc. (REIT)	82
18	Capstead Mortgage Corp. (REIT)	239
7	Cardinal Financial Corp.	77
7	Cash America International, Inc.	364
19	Cathay General Bancorp	310
68	CB Richard Ellis Group, Inc., Class A*	1,797
33	CBL & Associates Properties, Inc. (REIT)	635
3	CBOE Holdings, Inc.	79
13	Cedar Shopping Centers, Inc. (REIT)	69
8	Center Financial Corp.*	52
6	CenterState Banks, Inc.	42
1	Century Bancorp, Inc./MA, Class A	26
235	Charles Schwab Corp. (The)	4,232
3	Chatham Lodging Trust (REIT)	49
6	Chemical Financial Corp.	118
6	Chesapeake Lodging Trust (REIT)	107
239	Chimera Investment Corp. (REIT)	934
72	Chubb Corp.	4,722
35	Cincinnati Financial Corp.	1,065
47	CIT Group, Inc.*	2,084
502	Citigroup, Inc.	20,657
3	Citizens & Northern Corp.	43
94	Citizens Republic Bancorp, Inc.*	82
9	Citizens, Inc./TX*	62
4	City Holding Co.	129
11	City National Corp./CA	620
2	Clifton Savings Bancorp, Inc.	22
16	CME Group, Inc.	4,572
6	CNA Financial Corp.	183
4	CNA Surety Corp.*	106
3	CNB Financial Corp./PA	42
53	CNO Financial Group, Inc.*	410
8	CoBiz Financial, Inc.	51
10	Cogdell Spencer, Inc. (REIT)	60
4	Cohen & Steers, Inc.	123
20	Colonial Properties Trust (REIT)	422
8	Colony Financial, Inc. (REIT)	148
9	Columbia Banking System, Inc.	162
42	Comerica, Inc.	1,517
18	Commerce Bancshares, Inc./MO	770
17	CommonWealth REIT (REIT)	444
8	Community Bank System, Inc.	201
3	Community Trust Bancorp, Inc.	82
9	Compass Diversified Holdings	140

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	CompuCredit Holdings Corp.*	$7
1	Consolidated-Tomoka Land Co.	30
5	Coresite Realty Corp. (REIT)	89
17	Corporate Office Properties Trust (REIT)	602
22	Cousins Properties, Inc. (REIT)	193
9	Cowen Group, Inc., Class A*	37
6	Crawford & Co., Class B	44
1	Credit Acceptance Corp.*	80
12	CreXus Investment Corp. (REIT)	136
12	Cullen/Frost Bankers, Inc.	699
21	CVB Financial Corp.	188
16	Cypress Sharpridge Investments, Inc. (REIT)	205
4	Danvers Bancorp, Inc.	90
58	DCT Industrial Trust, Inc. (REIT)	328
11	Delphi Financial Group, Inc., Class A	321
47	Developers Diversified Realty Corp. (REIT)	681
1	Diamond Hill Investment Group, Inc.	80
39	DiamondRock Hospitality Co. (REIT)	448
22	Digital Realty Trust, Inc. (REIT)	1,372
6	Dime Community Bancshares, Inc.	84
129	Discover Financial Services	3,075
10	Dollar Financial Corp.*	227
3	Donegal Group, Inc., Class A	42
5	Doral Financial Corp.*	10
29	Douglas Emmett, Inc. (REIT)	610
6	Duff & Phelps Corp., Class A	88
60	Duke Realty Corp. (REIT)	902
10	DuPont Fabros Technology, Inc. (REIT)	261
8	Dynex Capital, Inc. (REIT)	79
66	E*Trade Financial Corp.*	1,043
4	Eagle Bancorp, Inc.*	51
35	East West Bancorp, Inc.	703
6	EastGroup Properties, Inc. (REIT)	281
28	Eaton Vance Corp.	883
5	Edelman Financial Group, Inc.	40
17	Education Realty Trust, Inc. (REIT)	148
5	eHealth, Inc.*	66
1	EMC Insurance Group, Inc.	20
9	Employers Holdings, Inc.	149
2	Encore Bancshares, Inc.*	24
3	Encore Capital Group, Inc.*	99
8	Endurance Specialty Holdings Ltd.	325
2	Enstar Group Ltd.*	203
4	Enterprise Financial Services Corp.	56
11	Entertainment Properties Trust (REIT)	534
3	Epoch Holding Corp.	50
6	Equity Lifestyle Properties, Inc. (REIT)	353
11	Equity One, Inc. (REIT)	216
67	Equity Residential (REIT)	4,143
7	Erie Indemnity Co., Class A	499
3	ESB Financial Corp.	39
3	ESSA Bancorp, Inc.	35
8	Essex Property Trust, Inc. (REIT)	1,101
4	Evercore Partners, Inc., Class A	148
13	Everest Re Group Ltd.	1,157
4	Excel Trust, Inc. (REIT)	48
22	Extra Space Storage, Inc. (REIT)	479
11	EZCORP, Inc., Class A*	361
3	FBL Financial Group, Inc., Class A	95
12	FBR Capital Markets Corp.*	44
2	Federal Agricultural Mortgage Corp., Class C	38
15	Federal Realty Investment Trust (REIT)	1,314
21	Federated Investors, Inc., Class B	538
30	FelCor Lodging Trust, Inc. (REIT)*	187
55	Fidelity National Financial, Inc., Class A	879
16	Fifth Street Finance Corp.	197
218	Fifth Third Bancorp	2,847
3	Financial Engines, Inc.*	75
3	Financial Institutions, Inc.	49
25	First American Financial Corp.	402
2	First Bancorp, Inc./ME	29
5	First BanCorp./Puerto Rico*	25
4	First Bancorp/NC	48
16	First Busey Corp.	81
7	First Cash Financial Services, Inc.*	292
1	First Citizens BancShares, Inc./NC, Class A	196
25	First Commonwealth Financial Corp.	146
4	First Community Bancshares, Inc./VA	58
14	First Financial Bancorp	224
5	First Financial Bankshares, Inc.	264
3	First Financial Corp./IN	97
4	First Financial Holdings, Inc.	40
63	First Horizon National Corp.	662
19	First Industrial Realty Trust, Inc. (REIT)*	239
3	First Interstate BancSystem, Inc.	43
13	First Marblehead Corp. (The)*	23
6	First Merchants Corp.	51
18	First Midwest Bancorp, Inc./IL	220
73	First Niagara Financial Group, Inc.	1,037
2	First of Long Island Corp. (The)	54
12	First Potomac Realty Trust (REIT)	201
2	First South Bancorp, Inc./NC	8
26	FirstMerit Corp.	424
16	Flagstar Bancorp, Inc.*	23
11	Flagstone Reinsurance Holdings S.A.	96
7	Flushing Financial Corp.	94
29	FNB Corp./PA	306
32	Forest City Enterprises, Inc., Class A*	613
9	Forestar Group, Inc.*	164
1	Fortegra Financial Corp.*	9
1	Fox Chase Bancorp, Inc.	13
2	FPIC Insurance Group, Inc.*	83
35	Franklin Resources, Inc.	4,535
16	Franklin Street Properties Corp. (REIT)	219
47	Fulton Financial Corp.	524
5	FXCM, Inc., Class A	49
2	Gain Capital Holdings, Inc.*	12
2	GAMCO Investors, Inc., Class A	93
97	General Growth Properties, Inc. (REIT)	1,599
116	Genworth Financial, Inc., Class A*	1,289
3	German American Bancorp, Inc.	53
6	Getty Realty Corp. (REIT)	156
16	GFI Group, Inc.	72
17	Glacier Bancorp, Inc.	242
5	Gladstone Capital Corp.	50
2	Gladstone Commercial Corp. (REIT)	38
5	Gladstone Investment Corp.	37
18	Gleacher & Co., Inc.*	40
24	Glimcher Realty Trust (REIT)	246
3	Global Indemnity plc*	70
122	Goldman Sachs Group, Inc. (The)	17,169
2	Golub Capital BDC, Inc.	31

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7	Government Properties Income Trust (REIT)	$185
2	Great Southern Bancorp, Inc.	37
3	Green Bankshares, Inc.*	8
1	Green Dot Corp., Class A*	39
7	Greenhill & Co., Inc.	390
7	Greenlight Capital Re Ltd., Class A*	184
3	Hallmark Financial Services*	21
8	Hancock Holding Co.	258
24	Hanmi Financial Corp.*	29
11	Hanover Insurance Group, Inc. (The)	452
3	Harleysville Group, Inc.	96
7	Harris & Harris Group, Inc.*	40
105	Hartford Financial Services Group, Inc.	2,798
17	Hatteras Financial Corp. (REIT)	497
27	HCC Insurance Holdings, Inc.	893
95	HCP, Inc. (REIT)	3,604
42	Health Care REIT, Inc. (REIT)	2,234
17	Healthcare Realty Trust, Inc. (REIT)	374
3	Heartland Financial USA, Inc.	43
10	Hercules Technology Growth Capital, Inc.	109
3	Heritage Financial Corp./WA	41
32	Hersha Hospitality Trust (REIT)	193
4	HFF, Inc., Class A*	65
17	Highwoods Properties, Inc. (REIT)	613
9	Hilltop Holdings, Inc.*	89
2	Home Bancorp, Inc.*	30
5	Home Bancshares, Inc./AR	120
4	Home Federal Bancorp, Inc./ID	45
9	Home Properties, Inc. (REIT)	557
9	Horace Mann Educators Corp.	147
29	Hospitality Properties Trust (REIT)	716
156	Host Hotels & Resorts, Inc. (REIT)	2,742
7	Howard Hughes Corp. (The)*	535
112	Hudson City Bancorp, Inc.	1,023
5	Hudson Pacific Properties, Inc. (REIT)	80
3	Hudson Valley Holding Corp.	66
205	Huntington Bancshares, Inc./OH	1,353
6	Iberiabank Corp.	353
4	Imperial Holdings, Inc.*	40
5	Independent Bank Corp./MA	148
3	Infinity Property & Casualty Corp.	159
18	Inland Real Estate Corp. (REIT)	164
9	Interactive Brokers Group, Inc., Class A	154
18	IntercontinentalExchange, Inc.*	2,172
13	International Bancshares Corp.	222
9	Internet Capital Group, Inc.*	117
111	Invesco Ltd.	2,738
17	Invesco Mortgage Capital, Inc. (REIT)	387
10	Investment Technology Group, Inc.*	151
11	Investors Bancorp, Inc.*	165
19	Investors Real Estate Trust (REIT)	184
22	iStar Financial, Inc. (REIT)*	189
44	Janus Capital Group, Inc.	455
30	Jefferies Group, Inc.	664
4	JMP Group, Inc.	28
10	Jones Lang LaSalle, Inc.	971
944	JPMorgan Chase & Co.	40,819
1	Kaiser Federal Financial Group, Inc.	12
1	Kansas City Life Insurance Co.	30
2	Kayne Anderson Energy Development Co.	39
8	KBW, Inc.	170
4	Kearny Financial Corp.	38
5	Kennedy-Wilson Holdings, Inc.*	58
226	KeyCorp	1,914
14	Kilroy Realty Corp. (REIT)	581
96	Kimco Realty Corp. (REIT)	1,873
13	Kite Realty Group Trust (REIT)	65
24	Knight Capital Group, Inc., Class A*	296
9	LaBranche & Co., Inc.*	36
22	Ladenburg Thalmann Financial Services, Inc.*	30
5	Lakeland Bancorp, Inc.	52
4	Lakeland Financial Corp.	89
20	LaSalle Hotel Properties (REIT)	560
22	Lazard Ltd., Class A	857
37	Legg Mason, Inc.	1,252
46	Leucadia National Corp.	1,631
27	Lexington Realty Trust (REIT)	255
27	Liberty Property Trust (REIT)	974
2	Life Partners Holdings, Inc.	9
72	Lincoln National Corp.	2,113
75	Loews Corp.	3,151
4	LPL Investment Holdings, Inc.*	144
7	LTC Properties, Inc. (REIT)	207
18	M&T Bank Corp.	1,601
31	Macerich Co. (The) (REIT)	1,685
21	Mack-Cali Realty Corp. (REIT)	743
12	Maiden Holdings Ltd.	113
4	Main Street Capital Corp.	75
5	MainSource Financial Group, Inc.	38
2	Markel Corp.*	827
7	MarketAxess Holdings, Inc.	168
2	Marlin Business Services Corp.*	25
128	Marsh & McLennan Cos., Inc.	3,926
125	Marshall & Ilsley Corp.	1,000
13	MB Financial, Inc.	258
36	MBIA, Inc.*	317
18	MCG Capital Corp.	124
13	Meadowbrook Insurance Group, Inc.	128
4	Medallion Financial Corp.	38
26	Medical Properties Trust, Inc. (REIT)	321
3	Medley Capital Corp.	35
1	Merchants Bancshares, Inc.	25
6	Mercury General Corp.	250
2	Meridian Interstate Bancorp, Inc.*	27
165	MetLife, Inc.	7,277
3	Metro Bancorp, Inc.*	34
27	MF Global Holdings Ltd.*	208
82	MFA Financial, Inc. (REIT)	676
48	MGIC Investment Corp.*	387
8	Mid-America Apartment Communities, Inc. (REIT)	548
2	MidSouth Bancorp, Inc.	28
2	MidWestOne Financial Group, Inc.	27
4	Mission West Properties, Inc. (REIT)	33
7	Monmouth Real Estate Investment Corp., Class A (REIT)	60
15	Montpelier Re Holdings Ltd.	282
49	Moody’s Corp.	1,956
359	Morgan Stanley	8,673
11	MPG Office Trust, Inc. (REIT)*	30
26	MSCI, Inc., Class A*	982
6	MVC Capital, Inc.	81
9	Nara Bancorp, Inc.*	76
1	NASB Financial, Inc.*	12
27	NASDAQ OMX Group, Inc. (The)*	689
2	National Bankshares, Inc.	50
10	National Financial Partners Corp.*	131
6	National Health Investors, Inc. (REIT)	283

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	National Interstate Corp.	$43
30	National Penn Bancshares, Inc.	226
20	National Retail Properties, Inc. (REIT)	516
1	National Western Life Insurance Co., Class A	153
30	Nationwide Health Properties, Inc. (REIT)	1,314
3	Navigators Group, Inc. (The)*	143
8	NBT Bancorp, Inc.	176
6	Nelnet, Inc., Class A	132
7	Netspend Holdings, Inc.*	59
103	New York Community Bancorp, Inc.	1,669
18	Newcastle Investment Corp. (REIT)*	99
7	NewStar Financial, Inc.*	68
5	NGP Capital Resources Co.	40
57	Northern Trust Corp.	2,781
4	Northfield Bancorp, Inc.	57
23	NorthStar Realty Finance Corp. (REIT)	101
26	Northwest Bancshares, Inc.	326
62	NYSE Euronext	2,257
3	OceanFirst Financial Corp.	41
18	Ocwen Financial Corp.*	216
22	Old National Bancorp/IN	238
61	Old Republic International Corp.	758
23	Omega Healthcare Investors, Inc. (REIT)	490
3	OmniAmerican Bancorp, Inc.*	43
3	One Liberty Properties, Inc. (REIT)	48
5	OneBeacon Insurance Group Ltd., Class A	75
2	Oppenheimer Holdings Inc., Class A	57
10	optionsXpress Holdings, Inc.	183
11	Oriental Financial Group, Inc.	136
13	Oritani Financial Corp.	163
2	Orrstown Financial Services, Inc.	52
4	Pacific Continental Corp.	37
7	PacWest Bancorp	148
3	Park National Corp.	202
5	Parkway Properties, Inc./MD (REIT)	92
16	PartnerRe Ltd.	1,197
2	Peapack Gladstone Financial Corp.	26
11	Pebblebrook Hotel Trust (REIT)	239
10	PennantPark Investment Corp.	124
1	Penns Woods Bancorp, Inc.	35
13	Pennsylvania Real Estate Investment Trust (REIT)	223
7	PennyMac Mortgage Investment Trust (REIT)	119
5	Penson Worldwide, Inc.*	19
2	Peoples Bancorp, Inc./OH	25
83	People’s United Financial, Inc.	1,108
13	PHH Corp.*	273
28	Phoenix Cos., Inc. (The)*	67
5	Pico Holdings, Inc.*	149
12	Piedmont Office Realty Trust, Inc., Class A (REIT)	247
8	Pinnacle Financial Partners, Inc.*	124
4	Piper Jaffray Cos.*	133
9	Platinum Underwriters Holdings Ltd.	307
39	Plum Creek Timber Co., Inc. (REIT)	1,580
34	PMI Group, Inc. (The)*	49
125	PNC Financial Services Group, Inc.	7,803
243	Popular, Inc.*	705
1	Porter Bancorp, Inc.	6
4	Portfolio Recovery Associates, Inc.*	346
12	Post Properties, Inc. (REIT)	505
9	Potlatch Corp. (REIT)	324
5	Presidential Life Corp.	53
6	Primerica, Inc.	129
4	Primus Guaranty Ltd.*	20
76	Principal Financial Group, Inc.	2,377
12	PrivateBancorp, Inc.	196
7	ProAssurance Corp.*	492
159	Progressive Corp. (The)	3,442
135	ProLogis (REIT)	2,236
23	Prospect Capital Corp.	269
11	Prosperity Bancshares, Inc.	481
20	Protective Life Corp.	483
14	Provident Financial Services, Inc.	200
9	Provident New York Bancorp	83
110	Prudential Financial, Inc.	7,016
4	PS Business Parks, Inc. (REIT)	230
33	Public Storage (REIT)	3,905
2	Pzena Investment Management, Inc., Class A	12
32	Radian Group, Inc.	159
27	RAIT Financial Trust (REIT)*	58
9	Ramco-Gershenson Properties Trust (REIT)	118
24	Raymond James Financial, Inc.	858
19	Rayonier, Inc. (REIT)	1,261
30	Realty Income Corp. (REIT)	1,054
18	Redwood Trust, Inc. (REIT)	280
21	Regency Centers Corp. (REIT)	973
298	Regions Financial Corp.	2,104
17	Reinsurance Group of America, Inc.	1,080
12	RenaissanceRe Holdings Ltd.	864
6	Renasant Corp.	90
2	Republic Bancorp, Inc./KY, Class A	41
15	Resource Capital Corp. (REIT)	102
10	Retail Opportunity Investments Corp. (REIT)	110
4	RLI Corp.	241
3	Rockville Financial, Inc.	29
4	Rodman & Renshaw Capital Group, Inc.*	6
2	Roma Financial Corp.	22
6	S&T Bancorp, Inc.	112
3	S.Y. Bancorp, Inc.	74
6	Sabra Healthcare REIT, Inc. (REIT)	104
5	Safeguard Scientifics, Inc.*	98
3	Safety Insurance Group, Inc.	135
6	Sandy Spring Bancorp, Inc.	113
2	Saul Centers, Inc. (REIT)	80
3	SCBT Financial Corp.	94
5	SeaBright Holdings, Inc.	51
36	SEI Investments Co.	851
13	Selective Insurance Group, Inc.	215
34	Senior Housing Properties Trust (REIT)	821
3	Sierra Bancorp	33
10	Signature Bank/NY*	569
4	Simmons First National Corp., Class A	105
69	Simon Property Group, Inc. (REIT)	8,146
20	SL Green Realty Corp. (REIT)	1,800
125	SLM Corp.*	2,130
1	Solar Capital Ltd.	25
2	Solar Senior Capital Ltd.*	36
5	Southside Bancshares, Inc.	103
5	Southwest Bancorp, Inc./OK*	63
7	Sovran Self Storage, Inc. (REIT)	294
22	St. Joe Co. (The)*	478
11	StanCorp Financial Group, Inc.	475

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
22	Starwood Property Trust, Inc. (REIT)	$478
3	State Auto Financial Corp.	50
4	State Bancorp, Inc./NY	52
119	State Street Corp.	5,447
5	StellarOne Corp.	61
7	Sterling Bancorp/NY	67
22	Sterling Bancshares, Inc./TX	187
4	Stewart Information Services Corp.	42
12	Stifel Financial Corp.*	483
33	Strategic Hotels & Resorts, Inc. (REIT)*	221
2	Suffolk Bancorp	31
6	Summit Hotel Properties, Inc. (REIT)	68
5	Sun Communities, Inc. (REIT)	199
28	Sunstone Hotel Investors, Inc. (REIT)*	285
127	SunTrust Banks, Inc.	3,573
31	Susquehanna Bancshares, Inc.	270
10	SVB Financial Group*	594
7	SWS Group, Inc.	45
8	Symetra Financial Corp.	107
186	Synovus Financial Corp.	443
62	T. Rowe Price Group, Inc.	3,925
19	Tanger Factory Outlet Centers (REIT)	522
13	Taubman Centers, Inc. (REIT)	787
3	Taylor Capital Group, Inc.*	29
38	TCF Financial Corp.	572
55	TD Ameritrade Holding Corp.	1,185
3	Tejon Ranch Co.*	111
2	Terreno Realty Corp. (REIT)	34
3	Territorial Bancorp, Inc.	61
9	Texas Capital Bancshares, Inc.*	225
19	TFS Financial Corp.*	195
2	THL Credit, Inc.	27
9	Thomas Properties Group, Inc.*	30
8	TICC Capital Corp.	82
2	Tompkins Financial Corp.	78
18	Torchmark Corp.	1,193
2	Tower Bancorp, Inc.	42
9	Tower Group, Inc.	219
6	TowneBank/VA	83
10	TradeStation Group, Inc.*	97
15	Transatlantic Holdings, Inc.	698
103	Travelers Cos., Inc. (The)	6,394
4	Triangle Capital Corp.	77
3	Trico Bancshares	45
18	TrustCo Bank Corp NY	107
15	Trustmark Corp.	358
16	Two Harbors Investment Corp. (REIT)	172
455	U.S. Bancorp	11,648
43	UDR, Inc. (REIT)	1,121
8	UMB Financial Corp.	341
3	UMH Properties, Inc. (REIT)	30
27	Umpqua Holdings Corp.	323
4	Union First Market Bankshares Corp.	51
9	United Bankshares, Inc.	218
21	United Community Banks, Inc./GA*	46
4	United Financial Bancorp, Inc.	64
5	United Fire & Casualty Co.	95
12	Unitrin, Inc.	358
3	Universal Health Realty Income Trust (REIT)	130
4	Universal Insurance Holdings, Inc.	22
4	Univest Corp. of Pennsylvania	68
74	Unum Group	1,947
5	Urstadt Biddle Properties, Inc., Class A (REIT)	96
24	U-Store-It Trust (REIT)	270
15	Validus Holdings Ltd.	483
40	Valley National Bancorp	549
37	Ventas, Inc. (REIT)	2,087
3	ViewPoint Financial Group	39
5	Virginia Commerce Bancorp, Inc.*	29
1	Virtus Investment Partners, Inc.*	55
38	Vornado Realty Trust (REIT)	3,738
29	W. R. Berkley Corp.	960
21	Waddell & Reed Financial, Inc., Class A	811
3	Walker & Dunlop, Inc.*	41
6	Walter Investment Management Corp. (REIT)	105
4	Washington Banking Co.	53
27	Washington Federal, Inc.	429
15	Washington Real Estate Investment Trust (REIT)	518
3	Washington Trust Bancorp, Inc.	70
2	Waterstone Financial, Inc.*	6
17	Webster Financial Corp.	355
29	Weingarten Realty Investors (REIT)	772
1,155	Wells Fargo & Co.	32,767
5	WesBanco, Inc.	99
4	West Bancorp., Inc.	31
4	West Coast Bancorp/OR*	70
7	Westamerica Bancorp.	352
16	Western Alliance Bancorp.*	118
7	Westfield Financial, Inc.	59
1	Westwood Holdings Group, Inc.	36
127	Weyerhaeuser Co. (REIT)	2,736
2	White Mountains Insurance Group Ltd.	819
23	Whitney Holding Corp./LA	309
10	Wilshire Bancorp, Inc.*	31
7	Winthrop Realty Trust (REIT)	86
8	Wintrust Financial Corp.	260
4	World Acceptance Corp.*	267
1	WSFS Financial Corp.	42
77	XL Group plc	1,822
43	Zions Bancorp.	1,025
		564,513
	Health Care - 4.7%

5	Abaxis, Inc.*	156
366	Abbott Laboratories	19,124
7	Abiomed, Inc.*	131
3	Accretive Health, Inc.*	73
13	Accuray, Inc.*	99
9	Acorda Therapeutics, Inc.*	296
2	Acura Pharmaceuticals, Inc.*	11
1	Aegerion Pharmaceuticals, Inc.*	19
90	Aetna, Inc.	3,931
7	Affymax, Inc.*	50
17	Affymetrix, Inc.*	104
83	Agilent Technologies, Inc.*	4,139
3	Air Methods Corp.*	183
13	Akorn, Inc.*	89
6	Albany Molecular Research, Inc.*	30
20	Alere, Inc.*	800
43	Alexion Pharmaceuticals, Inc.*	2,039
13	Alexza Pharmaceuticals, Inc.*	21
14	Align Technology, Inc.*	343
2	Alimera Sciences, Inc.*	17
23	Alkermes, Inc.*	421
72	Allergan, Inc.	5,957
7	Alliance HealthCare Services, Inc.*	30

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11	Allied Healthcare International, Inc.*	$29
19	Allos Therapeutics, Inc.*	42
28	Allscripts Healthcare Solutions, Inc.*	563
2	Almost Family, Inc.*	60
9	Alnylam Pharmaceuticals, Inc.*	94
12	Alphatec Holdings, Inc.*	45
5	AMAG Pharmaceuticals, Inc.*	92
7	Amedisys, Inc.*	219
2	America Service Group, Inc.	52
4	American Dental Partners, Inc.*	53
18	American Medical Systems Holdings, Inc.*	539
12	AMERIGROUP Corp.*	851
67	AmerisourceBergen Corp.	2,762
227	Amgen, Inc.*	13,743
9	AMN Healthcare Services, Inc.*	78
7	Amsurg Corp.*	181
34	Amylin Pharmaceuticals, Inc.*	472
3	Anacor Pharmaceuticals, Inc.*	19
3	Analogic Corp.	160
6	AngioDynamics, Inc.*	94
21	Antares Pharma, Inc.*	39
1	Anthera Pharmaceuticals, Inc.*	8
6	Aoxing Pharmaceutical Co., Inc.*	9
4	Ardea Biosciences, Inc.*	100
32	Arena Pharmaceuticals, Inc.*	46
30	Ariad Pharmaceuticals, Inc.*	260
12	Arqule, Inc.*	87
13	Array Biopharma, Inc.*	35
6	ArthroCare Corp.*	205
8	AspenBio Pharma, Inc.*	6
2	Assisted Living Concepts, Inc., Class A	67
8	athenahealth, Inc.*	358
10	Auxilium Pharmaceuticals, Inc.*	224
22	AVANIR Pharmaceuticals, Inc., Class A*	99
3	AVEO Pharmaceuticals, Inc.*	55
32	AVI BioPharma, Inc.*	52
142	Baxter International, Inc.	8,452
17	Beckman Coulter, Inc.	1,413
52	Becton, Dickinson and Co.	4,553
1	BG Medicine, Inc.*	7
7	BioCryst Pharmaceuticals, Inc.*	24
6	Biodel, Inc.*	12
57	Biogen Idec, Inc.*	5,400
24	BioMarin Pharmaceutical, Inc.*	678
4	BioMimetic Therapeutics, Inc.*	33
5	Bio-Rad Laboratories, Inc., Class A*	622
6	Bio-Reference Labs, Inc.*	150
22	BioSante Pharmaceuticals, Inc.*	69
9	BioScrip, Inc.*	69
1	BioSpecifics Technologies Corp.*	24
6	BioTime, Inc.*	31
360	Boston Scientific Corp.*	2,585
408	Bristol-Myers Squibb Co.	11,734
20	Brookdale Senior Living, Inc.*	516
17	Bruker Corp.*	335
21	C.R. Bard, Inc.	2,347
7	Cadence Pharmaceuticals, Inc.*	67
11	Caliper Life Sciences, Inc.*	79
7	Cambrex Corp.*	34
3	Cantel Medical Corp.	71
6	Capital Senior Living Corp.*	58
2	Caraco Pharmaceutical Laboratories Ltd.*	10
86	Cardinal Health, Inc.	3,906
6	CardioNet, Inc.*	34
43	CareFusion Corp.*	1,246
10	Catalyst Health Solutions, Inc.*	610
110	Celgene Corp.*	6,700
10	Celldex Therapeutics, Inc.*	36
12	Centene Corp.*	418
18	Cephalon, Inc.*	1,434
14	Cepheid, Inc.*	450
16	Cerner Corp.*	1,922
11	Cerus Corp.*	33
12	Charles River Laboratories International, Inc.*	464
11	Chelsea Therapeutics International Ltd.*	50
5	Chemed Corp.	338
3	Chindex International, Inc.*	45
66	CIGNA Corp.	3,293
3	Codexis, Inc.*	33
23	Community Health Systems, Inc.*	659
1	Complete Genomics, Inc.*	16
2	Computer Programs & Systems, Inc.	125
7	Conceptus, Inc.*	89
7	CONMED Corp.*	198
7	Continucare Corp.*	33
11	Cooper Cos., Inc. (The)	824
7	Corcept Therapeutics, Inc.*	35
2	Cornerstone Therapeutics, Inc.*	16
2	Corvel Corp.*	106
14	Covance, Inc.*	824
35	Coventry Health Care, Inc.*	1,231
119	Covidien plc	6,545
7	Cross Country Healthcare, Inc.*	54
7	CryoLife, Inc.*	39
14	Cubist Pharmaceuticals, Inc.*	539
3	Cumberland Pharmaceuticals, Inc.*	15
18	Curis, Inc.*	68
3	Cutera, Inc.*	27
7	Cyberonics, Inc.*	229
2	Cynosure, Inc., Class A*	26
12	Cytokinetics, Inc.*	18
11	Cytori Therapeutics, Inc.*	63
26	CytRx Corp.*	24
23	DaVita, Inc.*	1,933
10	Delcath Systems, Inc.*	60
34	Dendreon Corp.*	1,441
35	DENTSPLY International, Inc.	1,373
12	Depomed, Inc.*	109
16	DexCom, Inc.*	252
21	Durect Corp.*	74
23	Dyax Corp.*	52
23	Dynavax Technologies Corp.*	63
2	DynaVox, Inc., Class A*	15
27	Edwards Lifesciences Corp.*	2,396
241	Eli Lilly & Co.	9,274
7	Emdeon, Inc., Class A*	107
5	Emergent Biosolutions, Inc.*	125
5	Emeritus Corp.*	117
28	Endo Pharmaceuticals Holdings, Inc.*	1,166
3	Endocyte, Inc.*	36
12	Endologix, Inc.*	103
3	Ensign Group, Inc. (The)	90
8	Enzo Biochem, Inc.*	32
10	Enzon Pharmaceuticals, Inc.*	105
1	Epocrates, Inc.*	21
12	eResearchTechnology, Inc.*	76
11	Exact Sciences Corp.*	82
2	Exactech, Inc.*	38

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	ExamWorks Group, Inc.*	$76
30	Exelixis, Inc.*	349
130	Express Scripts, Inc.*	7,743
7	Five Star Quality Care, Inc.*	54
2	Fluidigm Corp.*	30
68	Forest Laboratories, Inc.*	2,449
2	Furiex Pharmaceuticals, Inc.*	34
3	Genomic Health, Inc.*	83
12	Gen-Probe, Inc.*	981
7	Gentiva Health Services, Inc.*	171
29	Geron Corp.*	127
189	Gilead Sciences, Inc.*	7,889
6	Greatbatch, Inc.*	174
6	Haemonetics Corp.*	406
19	Halozyme Therapeutics, Inc.*	128
6	Hanger Orthopedic Group, Inc.*	151
10	Hansen Medical, Inc.*	29
59	Health Management Associates, Inc., Class A*	673
22	Health Net, Inc.*	706
22	HealthSouth Corp.*	618
16	Healthspring, Inc.*	702
8	Healthways, Inc.*	130
2	HeartWare International, Inc.*	146
22	Henry Schein, Inc.*	1,580
15	Hill-Rom Holdings, Inc.	685
2	Hi-Tech Pharmacal Co., Inc.*	56
6	HMS Holdings Corp.*	468
62	Hologic, Inc.*	1,333
39	Hospira, Inc.*	2,156
44	Human Genome Sciences, Inc.*	1,204
40	Humana, Inc.*	3,221
3	ICU Medical, Inc.*	130
11	Idenix Pharmaceuticals, Inc.*	52
14	IDEXX Laboratories, Inc.*	1,102
30	Illumina, Inc.*	2,162
17	Immucor, Inc.*	356
18	Immunogen, Inc.*	219
16	Immunomedics, Inc.*	71
15	Impax Laboratories, Inc.*	403
21	Incyte Corp.*	372
3	Infinity Pharmaceuticals, Inc.*	21
14	Inhibitex, Inc.*	64
24	Inovio Pharmaceuticals, Inc.*	19
11	Insulet Corp.*	232
5	Integra LifeSciences Holdings Corp.*	256
11	InterMune, Inc.*	409
9	Intuitive Surgical, Inc.*	3,141
7	Invacare Corp.	235
4	IPC The Hospitalist Co., Inc.*	203
4	IRIS International, Inc.*	40
5	Ironwood Pharmaceuticals, Inc.*	76
22	Isis Pharmaceuticals, Inc.*	203
4	Jazz Pharmaceuticals, Inc.*	117
655	Johnson & Johnson	44,075
4	Kendle International, Inc.*	60
2	Kensey Nash Corp.*	53
14	Keryx Biopharmaceuticals, Inc.*	76
12	Kindred Healthcare, Inc.*	294
15	Kinetic Concepts, Inc.*	890
25	Laboratory Corp. of America Holdings*	2,521
2	Landauer, Inc.	119
3	Lannett Co., Inc.*	16
4	LCA-Vision, Inc.*	23
47	Lexicon Pharmaceuticals, Inc.*	77
4	LHC Group, Inc.*	108
43	Life Technologies Corp.*	2,235
12	LifePoint Hospitals, Inc.*	504
5	Ligand Pharmaceuticals, Inc., Class B*	53
24	Lincare Holdings, Inc.	728
9	Luminex Corp.*	188
8	Magellan Health Services, Inc.*	424
7	MAKO Surgical Corp.*	230
16	MannKind Corp.*	65
4	MAP Pharmaceuticals, Inc.*	68
12	Masimo Corp.	369
7	Maxygen, Inc.	37
60	McKesson Corp.	5,137
10	MedAssets, Inc.*	145
5	MedCath Corp.*	68
96	Medco Health Solutions, Inc.*	5,747
3	Medical Action Industries, Inc.*	29
13	Medicines Co. (The)*	248
14	Medicis Pharmaceutical Corp., Class A	525
4	Medidata Solutions, Inc.*	92
8	Medivation, Inc.*	193
11	MEDNAX, Inc.*	827
261	Medtronic, Inc.	10,623
6	MELA Sciences, Inc.*	18
740	Merck & Co., Inc.	27,195
12	Merge Healthcare, Inc.*	73
10	Meridian Bioscience, Inc.	239
8	Merit Medical Systems, Inc.*	162
8	Metabolix, Inc.*	71
9	Metropolitan Health Networks, Inc.*	44
8	Mettler-Toledo International, Inc.*	1,339
22	Micromet, Inc.*	136
7	Molina Healthcare, Inc.*	177
10	Momenta Pharmaceuticals, Inc.*	200
3	MWI Veterinary Supply, Inc.*	253
103	Mylan, Inc.*	2,425
20	Myriad Genetics, Inc.*	508
10	Nabi Biopharmaceuticals*	55
6	Nanosphere, Inc.*	15
2	National Healthcare Corp.	95
7	Natus Medical, Inc.*	118
27	Nektar Therapeutics*	261
5	Neogen Corp.*	224
9	NeoStem, Inc.*	15
11	Neuralstem, Inc.*	15
12	Neurocrine Biosciences, Inc.*	99
3	NeurogesX, Inc.*	8
21	Novavax, Inc.*	51
20	NPS Pharmaceuticals, Inc.*	191
1	NuPathe, Inc.*	8
9	NuVasive, Inc.*	304
6	NxStage Medical, Inc.*	113
4	Nymox Pharmaceutical Corp.*	33
3	Obagi Medical Products, Inc.*	30
4	Omeros Corp.*	19
29	Omnicare, Inc.	912
8	Omnicell, Inc.*	123
15	Onyx Pharmaceuticals, Inc.*	637
23	Opko Health, Inc.*	86
10	Optimer Pharmaceuticals, Inc.*	145
11	OraSure Technologies, Inc.*	95
7	Orexigen Therapeutics, Inc.*	20
4	Orthofix International N.V.*	163
16	Orthovita, Inc.*	61
4	Osiris Therapeutics, Inc.*	30
15	Owens & Minor, Inc.	519

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4	Pacific Biosciences of California, Inc.*	$48
8	Pain Therapeutics, Inc.*	80
4	Palomar Medical Technologies, Inc.*	57
8	Par Pharmaceutical Cos., Inc.*	275
14	Parexel International Corp.*	352
24	Patterson Cos., Inc.	830
2	PDI, Inc.*	14
33	PDL BioPharma, Inc.	219
16	Peregrine Pharmaceuticals, Inc.*	34
28	PerkinElmer, Inc.	775
19	Perrigo Co.	1,626
1,915	Pfizer, Inc.	41,077
25	Pharmaceutical Product Development, Inc.	721
10	Pharmacyclics, Inc.*	71
8	Pharmasset, Inc.*	818
7	PharMerica Corp.*	86
6	Pozen, Inc.*	31
7	Progenics Pharmaceuticals, Inc.*	58
3	Providence Service Corp. (The)*	41
14	PSS World Medical, Inc.*	409
9	PURE Bioscience, Inc.*	11
4	Quality Systems, Inc.	344
31	Quest Diagnostics, Inc.	1,811
13	Questcor Pharmaceuticals, Inc.*	300
6	Quidel Corp.*	92
17	Regeneron Pharmaceuticals, Inc.*	1,020
36	ResMed, Inc.*	1,159
12	Rigel Pharmaceuticals, Inc.*	100
3	Rochester Medical Corp.*	30
13	RTI Biologics, Inc.*	40
5	Rural/Metro Corp.*	86
14	Salix Pharmaceuticals Ltd.*	560
12	Sangamo Biosciences, Inc.*	85
12	Santarus, Inc.*	42
17	Savient Pharmaceuticals, Inc.*	144
9	Sciclone Pharmaceuticals, Inc.*	52
22	Seattle Genetics, Inc.*	426
12	Select Medical Holdings Corp.*	114
23	Sequenom, Inc.*	182
9	SIGA Technologies, Inc.*	125
8	Sirona Dental Systems, Inc.*	432
5	Skilled Healthcare Group, Inc., Class A*	57
14	Solta Medical, Inc.*	44
9	Somaxon Pharmaceuticals, Inc.*	21
3	SonoSite, Inc.*	107
8	Spectranetics Corp. (The)*	48
12	Spectrum Pharmaceuticals, Inc.*	114
78	St. Jude Medical, Inc.	3,952
8	Staar Surgical Co.*	47
31	StemCells, Inc.*	20
7	Stereotaxis, Inc.*	24
14	STERIS Corp.	505
75	Stryker Corp.	4,680
3	Sucampo Pharmaceuticals, Inc., Class A*	13
6	Sun Healthcare Group, Inc.*	60
13	Sunrise Senior Living, Inc.*	129
13	SuperGen, Inc.*	43
4	SurModics, Inc.*	58
9	Symmetry Medical, Inc.*	92
8	Syneron Medical Ltd.*	104
3	Synovis Life Technologies, Inc.*	53
6	Synta Pharmaceuticals Corp.*	34
12	Talecris Biotherapeutics Holdings Corp.*	346
7	Targacept, Inc.*	157
4	Team Health Holdings, Inc.*	90
9	Techne Corp.	733
9	Teleflex, Inc.	559
115	Tenet Healthcare Corp.*	734
16	Theravance, Inc.*	418
91	Thermo Fisher Scientific, Inc.*	5,956
14	Thoratec Corp.*	487
11	TomoTherapy, Inc.*	48
2	Transcend Services, Inc.*	53
1	Transcept Pharmaceuticals, Inc.*	12
5	Triple-S Management Corp., Class B*	110
2	U.S. Physical Therapy, Inc.	51
11	Unilife Corp.*	54
12	United Therapeutics Corp.*	775
256	UnitedHealth Group, Inc.	12,531
8	Universal American Corp.	74
21	Universal Health Services, Inc., Class B	1,144
7	Vanda Pharmaceuticals, Inc.*	52
28	Varian Medical Systems, Inc.*	1,891
4	Vascular Solutions, Inc.*	53
20	VCA Antech, Inc.*	489
48	Vertex Pharmaceuticals, Inc.*	2,592
17	Vical, Inc.*	65
18	ViroPharma, Inc.*	348
3	Vital Images, Inc.*	56
19	Vivus, Inc.*	167
12	Volcano Corp.*	377
21	Warner Chilcott plc, Class A	506
22	Waters Corp.*	2,168
25	Watson Pharmaceuticals, Inc.*	1,609
10	WellCare Health Plans, Inc.*	492
89	WellPoint, Inc.	6,957
8	West Pharmaceutical Services, Inc.	372
9	Wright Medical Group, Inc.*	140
7	XenoPort, Inc.*	54
1	Young Innovations, Inc.	29
17	Zalicus, Inc.*	45
46	Zimmer Holdings, Inc.*	3,117
14	ZIOPHARM Oncology, Inc.*	100
2	Zogenix, Inc.*	9
5	Zoll Medical Corp.*	304
		421,062
	Industrials - 4.7%

9	3D Systems Corp.*	180
169	3M Co.	15,950
9	A. O. Smith Corp.	373
21	A123 Systems, Inc.*	129
3	AAON, Inc.	101
9	AAR Corp.	238
12	ABM Industries, Inc.	273
10	Acacia Research - Acacia Technologies*	388
13	ACCO Brands Corp.*	108
6	Aceto Corp.	42
16	Actuant Corp., Class A	402
10	Acuity Brands, Inc.	610
16	Advanced Battery Technologies, Inc.*	24
4	Advisory Board Co. (The)*	210
24	Aecom Technology Corp.*	688
4	Aerovironment, Inc.*	121
22	AGCO Corp.*	1,137
13	Air Transport Services Group, Inc.*	97

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
12	Aircastle Ltd.	$150
2	Alamo Group, Inc.	51
8	Alaska Air Group, Inc.*	540
6	Albany International Corp., Class A	166
10	Alexander & Baldwin, Inc.	490
4	Allegiant Travel Co.*	182
8	Alliant Techsystems, Inc.	572
6	Altra Holdings, Inc.*	158
2	Amerco, Inc.*	181
2	Ameresco, Inc., Class A*	29
2	American Railcar Industries, Inc.*	48
9	American Reprographics Co.*	84
2	American Science & Engineering, Inc.	173
12	American Superconductor Corp.*	128
2	American Woodmark Corp.	40
2	Ameron International Corp.	134
38	AMETEK, Inc.	1,653
2	Ampco-Pittsburgh Corp.	47
79	AMR Corp.*	495
8	APAC Customer Services, Inc.*	47
7	Apogee Enterprises, Inc.	93
18	Applied Energetics, Inc.*	9
10	Applied Industrial Technologies, Inc.	356
2	Argan, Inc.*	20
6	Arkansas Best Corp.	147
5	Armstrong World Industries, Inc.	240
5	Astec Industries, Inc.*	188
2	Astronics Corp.*	54
6	Atlas Air Worldwide Holdings, Inc.*	380
26	Avery Dennison Corp.	1,101
24	Avis Budget Group, Inc.*	422
3	AZZ, Inc.	132
27	Babcock & Wilcox Co. (The)*	757
4	Badger Meter, Inc.	149
4	Baltic Trading Ltd.	25
12	Barnes Group, Inc.	289
2	Barrett Business Services, Inc.	31
23	BE Aerospace, Inc.*	861
11	Beacon Roofing Supply, Inc.*	241
11	Belden, Inc.	395
11	Blount International, Inc.*	186
3	BlueLinx Holdings, Inc.*	10
180	Boeing Co. (The)	14,045
12	Brady Corp., Class A	414
12	Briggs & Stratton Corp.	250
11	Brink’s Co. (The)	327
22	Broadwind Energy, Inc.*	38
18	Bucyrus International, Inc.	1,653
11	Builders FirstSource, Inc.*	27
39	C.H. Robinson Worldwide, Inc.	3,129
3	CAI International, Inc.*	70
57	Capstone Turbine Corp.*	99
14	Carlisle Cos., Inc.	680
2	Cascade Corp.	81
6	Casella Waste Systems, Inc., Class A*	38
149	Caterpillar, Inc.	15,764
8	CBIZ, Inc.*	61
3	CDI Corp.	42
5	Celadon Group, Inc.*	70
13	Cenveo, Inc.*	84
6	Ceradyne, Inc.*	269
7	Chart Industries, Inc.*	340
24	Chicago Bridge & Iron Co. N.V. (NY Shares)	913
32	Cintas Corp.	1,051
4	CIRCOR International, Inc.	177
12	CLARCOR, Inc.	511
5	Clean Harbors, Inc.*	506
6	CNH Global N.V.*	254
2	Coleman Cable, Inc.*	28
6	Colfax Corp.*	135
5	Columbus McKinnon Corp.*	97
9	Comfort Systems USA, Inc.	93
6	Commercial Vehicle Group, Inc.*	93
2	Consolidated Graphics, Inc.*	110
13	Con-way, Inc.	514
40	Cooper Industries plc	2,514
7	Copa Holdings S.A., Class A	437
14	Copart, Inc.*	658
8	Corporate Executive Board Co. (The)	336
25	Corrections Corp. of America*	575
5	CoStar Group, Inc.*	316
2	Courier Corp.	23
29	Covanta Holding Corp.	492
3	CRA International, Inc.*	84
12	Crane Co.	590
88	CSX Corp.	6,978
4	Cubic Corp.	205
48	Cummins, Inc.	5,052
11	Curtiss-Wright Corp.	375
126	Danaher Corp.	6,871
101	Deere & Co.	8,694
198	Delta Air Lines, Inc.*	1,996
12	Deluxe Corp.	309
7	DigitalGlobe, Inc.*	172
7	Dolan Co. (The)*	73
7	Dollar Thrifty Automotive Group, Inc.*	581
18	Donaldson Co., Inc.	1,075
3	Douglas Dynamics, Inc.	46
44	Dover Corp.	2,958
2	Ducommun, Inc.	39
12	Dun & Bradstreet Corp.	963
2	DXP Enterprises, Inc.*	52
8	Dycom Industries, Inc.*	137
3	Dynamic Materials Corp.	68
15	Eagle Bulk Shipping, Inc.*	43
80	Eaton Corp.	4,134
16	EMCOR Group, Inc.*	486
179	Emerson Electric Co.	9,764
4	Encore Wire Corp.	97
15	Ener1, Inc.*	19
10	Energy Recovery, Inc.*	28
21	EnergySolutions, Inc.	107
5	EnerNOC, Inc.*	90
11	EnerSys*	394
6	Ennis, Inc.	115
5	EnPro Industries, Inc.*	228
30	Equifax, Inc.	1,134
6	ESCO Technologies, Inc.	225
7	Esterline Technologies Corp.*	529
9	Excel Maritime Carriers Ltd.*	31
51	Expeditors International of Washington, Inc.	2,694
3	Exponent, Inc.*	129
63	Fastenal Co.	2,090
15	Federal Signal Corp.	99
74	FedEx Corp.	6,929
11	Flow International Corp.*	45
13	Flowserve Corp.	1,576
42	Fluor Corp.	2,895
17	Force Protection, Inc.*	82
7	Forward Air Corp.	246
3	Franklin Covey Co.*	27

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6	Franklin Electric Co., Inc.	$267
3	FreightCar America, Inc.*	83
10	FTI Consulting, Inc.*	382
4	Fuel Tech, Inc.*	34
25	FuelCell Energy, Inc.*	48
9	Furmanite Corp.*	68
4	G&K Services, Inc., Class A	127
12	Gardner Denver, Inc.	1,005
11	GATX Corp.	437
7	Genco Shipping & Trading Ltd.*	56
14	GenCorp, Inc.*	88
5	Generac Holdings, Inc.*	92
12	General Cable Corp.*	501
82	General Dynamics Corp.	6,086
2,534	General Electric Co.	49,768
9	Genesee & Wyoming, Inc., Class A*	534
14	Geo Group, Inc. (The)*	344
5	GeoEye, Inc.*	166
7	Gibraltar Industries, Inc.*	91
30	Goodrich Corp.	2,619
3	Gorman-Rupp Co. (The)	132
3	GP Strategies Corp.*	42
14	Graco, Inc.	708
29	GrafTech International Ltd.*	613
2	Graham Corp.	46
8	Granite Construction, Inc.	220
14	Great Lakes Dredge & Dock Corp.	85
5	Greenbrier Cos., Inc.*	130
11	Griffon Corp.*	116
7	H&E Equipment Services, Inc.*	102
19	Harsco Corp.	637
12	Hawaiian Holdings, Inc.*	66
16	Healthcare Services Group, Inc.	273
12	Heartland Express, Inc.	199
9	HEICO Corp.	495
4	Heidrick & Struggles International, Inc.	84
14	Herman Miller, Inc.	351
46	Hertz Global Holdings, Inc.*	743
23	Hexcel Corp.*	475
2	Higher One Holdings, Inc.*	31
6	Hill International, Inc.*	28
11	HNI Corp.	274
4	Hoku Corp.*	8
182	Honeywell International, Inc.	10,838
7	Horizon Lines, Inc., Class A	8
4	Houston Wire & Cable Co.	64
9	HUB Group, Inc., Class A*	343
14	Hubbell, Inc., Class B	926
8	Hudson Highland Group, Inc.*	42
12	Huntington Ingalls Industries, Inc.*	439
5	Huron Consulting Group, Inc.*	152
4	ICF International, Inc.*	103
19	IDEX Corp.	861
11	IHS, Inc., Class A*	965
6	II-VI, Inc.*	341
105	Illinois Tool Works, Inc.	6,019
76	Ingersoll-Rand plc	3,792
6	InnerWorkings, Inc.*	51
9	Insituform Technologies, Inc., Class A*	232
5	Insperity, Inc.	157
4	Insteel Industries, Inc.	55
12	Interface, Inc., Class A	231
8	Interline Brands, Inc.*	148
1	International Shipholding Corp.	23
43	Iron Mountain, Inc.	1,462
44	ITT Corp.	2,535
20	J.B. Hunt Transport Services, Inc.	917
30	Jacobs Engineering Group, Inc.*	1,382
58	JetBlue Airways Corp.*	352
7	John Bean Technologies Corp.	137
24	Joy Global, Inc.	2,152
3	Kadant, Inc.*	88
6	Kaman Corp.	216
26	Kansas City Southern*	1,531
7	KAR Auction Services, Inc.*	146
8	Kaydon Corp.	291
36	KBR, Inc.	1,344
6	Kelly Services, Inc., Class A*	106
19	Kennametal, Inc.	793
2	KEYW Holding Corp. (The)*	23
7	Kforce, Inc.*	94
7	Kimball International, Inc., Class B	47
13	Kirby Corp.*	747
14	Knight Transportation, Inc.	239
11	Knoll, Inc.	211
11	Korn/Ferry International*	235
5	Kratos Defense & Security Solutions, Inc.*	61
2	L.B. Foster Co., Class A	73
26	L-3 Communications Holdings, Inc.	2,123
3	LaBarge, Inc.*	57
12	Landstar System, Inc.	568
1	Lawson Products, Inc.	19
5	Layne Christensen Co.*	148
11	Lennox International, Inc.	513
10	Lincoln Electric Holdings, Inc.	747
3	Lindsay Corp.	201
2	LMI Aerospace, Inc.*	43
69	Lockheed Martin Corp.	5,375
4	LSI Industries, Inc.	30
4	Lydall, Inc.*	48
3	M&F Worldwide Corp.*	64
31	Manitowoc Co., Inc. (The)	559
19	Manpower, Inc.	1,161
4	Marten Transport Ltd.	90
85	Masco Corp.	1,211
13	MasTec, Inc.*	274
6	McGrath RentCorp	168
22	Meritor, Inc.*	363
9	Metalico, Inc.*	53
3	Met-Pro Corp.	35
2	Michael Baker Corp.*	52
4	Middleby Corp.*	344
2	Miller Industries, Inc.	34
6	Mine Safety Appliances Co.	225
3	Mistras Group, Inc.*	52
11	Mobile Mini, Inc.*	247
11	Moog, Inc., Class A*	452
10	MSC Industrial Direct Co., Class A	695
9	Mueller Industries, Inc.	335
37	Mueller Water Products, Inc., Class A	149
3	Multi-Color Corp.	68
5	MYR Group, Inc.*	113
1	NACCO Industries, Inc., Class A	98
1	National Presto Industries, Inc.	105
12	Navigant Consulting, Inc.*	121
17	Navistar International Corp.*	1,120
5	NCI Building Systems, Inc.*	54
19	Nielsen Holdings N.V.*	598
16	Nordson Corp.	832
88	Norfolk Southern Corp.	6,451
71	Northrop Grumman Corp.	4,636

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	Northwest Pipe Co.*	$52
10	Old Dominion Freight Line, Inc.*	373
1	Omega Flex, Inc.*	13
9	On Assignment, Inc.*	101
14	Orbital Sciences Corp.*	263
6	Orion Marine Group, Inc.*	64
21	Oshkosh Corp.*	582
27	Owens Corning*	1,031
1	P.A.M. Transportation Services, Inc.*	11
87	PACCAR, Inc.	4,350
8	Pacer International, Inc.*	42
28	Pall Corp.	1,571
38	Parker Hannifin Corp.	3,376
2	Park-Ohio Holdings Corp.*	43
1	Patriot Transportation Holding, Inc.*	22
23	Pentair, Inc.	931
5	PGT, Inc.*	12
4	Pike Electric Corp.*	36
4	Pinnacle Airlines Corp.*	19
49	Pitney Bowes, Inc.	1,171
4	PMFG, Inc.*	80
5	Polypore International, Inc.*	328
2	Powell Industries, Inc.*	69
4	PowerSecure International, Inc.*	33
34	Precision Castparts Corp.	5,341
1	Preformed Line Products Co.	72
5	Primoris Services Corp.	63
2	Quality Distribution, Inc.*	24
9	Quanex Building Products Corp.	179
50	Quanta Services, Inc.*	988
49	R.R. Donnelley & Sons Co.	1,046
5	RailAmerica, Inc.*	79
4	Raven Industries, Inc.	224
85	Raytheon Co.	4,282
5	RBC Bearings, Inc.*	200
9	Regal-Beloit Corp.	621
11	Republic Airways Holdings, Inc.*	54
77	Republic Services, Inc.	2,427
11	Resources Connection, Inc.	155
3	Roadrunner Transportation Systems, Inc.*	45
9	Robbins & Myers, Inc.	397
36	Robert Half International, Inc.	993
34	Rockwell Automation, Inc.	2,826
37	Rockwell Collins, Inc.	2,262
15	Rollins, Inc.	302
22	Roper Industries, Inc.	1,836
12	RSC Holdings, Inc.*	160
8	Rush Enterprises, Inc., Class A*	160
13	Ryder System, Inc.	715
4	Saia, Inc.*	63
27	Satcon Technology Corp.*	72
3	Sauer-Danfoss, Inc.*	160
3	Schawk, Inc.	52
4	School Specialty, Inc.*	62
3	SeaCube Container Leasing Ltd.	54
12	SFN Group, Inc.*	125
17	Shaw Group, Inc. (The)*	621
9	Simpson Manufacturing Co., Inc.	252
13	Skywest, Inc.	201
14	Snap-On, Inc.	844
187	Southwest Airlines Co.	2,212
25	Spirit Aerosystems Holdings, Inc., Class A*	548
12	SPX Corp.	995
4	Standard Parking Corp.*	66
4	Standard Register Co. (The)	14
3	Standex International Corp.	100
38	Stanley Black & Decker, Inc.	2,807
18	Steelcase, Inc., Class A	196
20	Stericycle, Inc.*	1,782
4	Sterling Construction Co., Inc.*	53
3	Sun Hydraulics Corp.	145
10	SYKES Enterprises, Inc.*	216
4	TAL International Group, Inc.	135
15	Taser International, Inc.*	68
5	Team, Inc.*	115
4	Tecumseh Products Co., Class A*	42
9	Teledyne Technologies, Inc.*	442
4	Tennant Co.	155
26	Terex Corp.*	771
15	Tetra Tech, Inc.*	365
2	Textainer Group Holdings Ltd.	65
65	Textron, Inc.	1,487
13	Thomas & Betts Corp.*	712
21	Timken Co.	1,084
10	Titan International, Inc.	275
4	Titan Machinery, Inc.*	107
7	Toro Co. (The)	447
10	Towers Watson & Co., Class A	634
12	TransDigm Group, Inc.*	984
6	Tredegar Corp.	116
4	Trex Co., Inc.*	122
4	Trimas Corp.*	82
19	Trinity Industries, Inc.	653
4	Triumph Group, Inc.	374
10	TrueBlue, Inc.*	146
6	Tutor Perini Corp.	122
2	Twin Disc, Inc.	67
113	Tyco International Ltd.	5,577
5	Ultrapetrol (Bahamas) Ltd.*	26
3	Unifirst Corp.	161
120	Union Pacific Corp.	12,596
79	United Continental Holdings, Inc.*	1,908
170	United Parcel Service, Inc., Class B	12,493
14	United Rentals, Inc.*	383
6	United Stationers, Inc.	444
221	United Technologies Corp.	19,397
5	Universal Forest Products, Inc.	146
1	Universal Truckload Services, Inc.*	16
9	UQM Technologies, Inc.*	24
19	URS Corp.*	837
38	US Airways Group, Inc.*	346
4	US Ecology, Inc.	70
2	USA Truck, Inc.*	24
16	USG Corp.*	228
24	UTi Worldwide, Inc.	534
5	Valmont Industries, Inc.	501
23	Verisk Analytics, Inc., Class A*	783
5	Viad Corp.	113
5	Vicor Corp.	83
1	VSE Corp.	26
14	W.W. Grainger, Inc.	2,115
16	Wabash National Corp.*	155
15	WABCO Holdings, Inc.*	1,028
28	Waste Connections, Inc.	880
115	Waste Management, Inc.	4,471
7	Watsco, Inc.	469
7	Watts Water Technologies, Inc., Class A	245
10	Werner Enterprises, Inc.	251
10	WESCO International, Inc.*	556
11	Westinghouse Air Brake Technologies Corp.	743

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
14	Woodward, Inc.	$493
2	Xerium Technologies, Inc.*	42
		421,048
	Information Technology - 7.3%

13	Accelrys, Inc.*	94
145	Accenture plc, Class A	8,322
8	ACI Worldwide, Inc.*	259
11	Acme Packet, Inc.*	833
114	Activision Blizzard, Inc.	1,367
11	Actuate Corp.*	60
16	Acxiom Corp.*	220
125	Adobe Systems, Inc.*	4,329
15	ADTRAN, Inc.	643
10	Advanced Analogic Technologies, Inc.*	60
9	Advanced Energy Industries, Inc.*	134
143	Advanced Micro Devices, Inc.*	1,241
7	Advent Software, Inc.*	196
4	Agilysys, Inc.*	27
43	Akamai Technologies, Inc.*	1,459
13	Alliance Data Systems Corp.*	1,221
1	Alpha & Omega Semiconductor Ltd.*	14
76	Altera Corp.	3,655
46	Amdocs Ltd.*	1,400
5	American Software, Inc., Class A	38
25	Amkor Technology, Inc.*	160
41	Amphenol Corp., Class A	2,216
15	ANADIGICS, Inc.*	49
71	Analog Devices, Inc.	2,923
3	Anaren, Inc.*	51
5	Ancestry.com, Inc.*	206
7	Anixter International, Inc.	474
21	ANSYS, Inc.*	1,205
25	AOL, Inc.*	514
216	Apple, Inc.*	75,131
319	Applied Materials, Inc.	4,396
16	Applied Micro Circuits Corp.*	169
23	Ariba, Inc.*	771
30	Arris Group, Inc.*	339
27	Arrow Electronics, Inc.*	1,205
20	Aruba Networks, Inc.*	568
15	Aspen Technology, Inc.*	248
109	Atmel Corp.*	1,637
7	ATMI, Inc.*	134
54	Autodesk, Inc.*	2,321
119	Automatic Data Processing, Inc.	6,558
25	Avago Technologies Ltd.	845
14	Aviat Networks, Inc.*	65
7	Avid Technology, Inc.*	122
36	Avnet, Inc.*	1,303
11	AVX Corp.	173
25	Axcelis Technologies, Inc.*	45
7	AXT, Inc.*	57
2	Bel Fuse, Inc., Class B	39
15	Benchmark Electronics, Inc.*	259
12	BigBand Networks, Inc.*	25
4	Black Box Corp.	132
11	Blackbaud, Inc.	310
8	Blackboard, Inc.*	345
10	Blue Coat Systems, Inc.*	229
43	BMC Software, Inc.*	2,401
3	Booz Allen Hamilton Holding Corp.*	54
8	Bottomline Technologies, Inc.*	208
17	Brightpoint, Inc.*	154
128	Broadcom Corp., Class A*	4,605
30	Broadridge Financial Solutions, Inc.	686
2	BroadSoft, Inc.*	79
111	Brocade Communications Systems, Inc.*	740
15	Brooks Automation, Inc.*	170
92	CA, Inc.	2,153
6	Cabot Microelectronics Corp.*	301
7	CACI International, Inc., Class A*	447
64	Cadence Design Systems, Inc.*	684
3	Calix, Inc.*	65
6	Cardtronics, Inc.*	133
2	Cass Information Systems, Inc.	80
11	Cavium Networks, Inc.*	489
7	CDC Corp., Class A*	18
5	CEVA, Inc.*	172
9	Checkpoint Systems, Inc.*	163
15	Ciber, Inc.*	91
22	Ciena Corp.*	588
16	Cirrus Logic, Inc.*	263
1,356	Cisco Systems, Inc.	22,781
44	Citrix Systems, Inc.*	3,855
9	Cognex Corp.	318
71	Cognizant Technology Solutions Corp., Class A*	5,399
6	Coherent, Inc.*	337
6	Cohu, Inc.	79
10	CommVault Systems, Inc.*	413
37	Computer Sciences Corp.	1,476
4	Computer Task Group, Inc.*	54
53	Compuware Corp.*	540
5	comScore, Inc.*	140
6	Comtech Telecommunications Corp.	167
6	Comverge, Inc.*	21
10	Concur Technologies, Inc.*	500
7	Constant Contact, Inc.*	168
24	Convergys Corp.*	307
1	Convio, Inc.*	11
26	CoreLogic, Inc.*	471
370	Corning, Inc.	7,456
8	Cray, Inc.*	51
26	Cree, Inc.*	1,141
8	CSG Systems International, Inc.*	153
8	CTS Corp.	82
7	Cymer, Inc.*	335
41	Cypress Semiconductor Corp.*	960
8	Daktronics, Inc.	86
3	DDi Corp.	27
10	DealerTrack Holdings, Inc.*	232
404	Dell, Inc.*	6,496
5	Deltek, Inc.*	37
2	Demand Media, Inc.*	30
5	DemandTec, Inc.*	50
6	DG FastChannel, Inc.*	212
4	Dice Holdings, Inc.*	59
16	Diebold, Inc.	529
6	Digi International, Inc.*	71
2	Digimarc Corp.*	60
9	Digital River, Inc.*	293
8	Diodes, Inc.*	234
13	Dolby Laboratories, Inc., Class A*	608
5	DSP Group, Inc.*	41
8	DST Systems, Inc.	402
4	DTS, Inc.*	184
26	Earthlink, Inc.	205
273	eBay, Inc.*	8,509
7	Ebix, Inc.*	139
8	Echelon Corp.*	76
3	Echo Global Logistics, Inc.*	45

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9	EchoStar Corp., Class A*	$303
4	Electro Rent Corp.	61
7	Electro Scientific Industries, Inc.*	126
78	Electronic Arts, Inc.*	1,904
11	Electronics for Imaging, Inc.*	199
488	EMC Corp.*	13,893
4	EMS Technologies, Inc.*	104
21	Emulex Corp.*	195
13	Energy Conversion Devices, Inc.*	18
31	Entegris, Inc.*	285
15	Entropic Communications, Inc.*	134
2	Envestnet, Inc.*	30
8	EPIQ Systems, Inc.	120
1	ePlus, Inc.*	26
11	Equinix, Inc.*	1,115
12	Euronet Worldwide, Inc.*	207
8	Evergreen Solar, Inc.*	6
9	Exar Corp.*	57
4	ExlService Holdings, Inc.*	94
21	Extreme Networks*	70
19	F5 Networks, Inc.*	2,158
2	Fabrinet*	47
11	Factset Research Systems, Inc.	1,219
10	Fair Isaac Corp.	292
30	Fairchild Semiconductor International, Inc.*	541
7	FalconStor Software, Inc.*	31
4	FARO Technologies, Inc.*	179
9	FEI Co.*	351
63	Fidelity National Information Services, Inc.	2,027
21	Finisar Corp.*	504
13	First Solar, Inc.*	1,615
34	Fiserv, Inc.*	2,194
3	FleetCor Technologies, Inc.*	101
36	FLIR Systems, Inc.	1,301
12	Formfactor, Inc.*	119
3	Forrester Research, Inc.	114
10	Fortinet, Inc.*	485
9	FSI International, Inc.*	40
17	Gartner, Inc.*	664
16	Genpact Ltd.*	256
6	Gerber Scientific, Inc.*	58
12	Global Cash Access Holdings, Inc.*	39
19	Global Payments, Inc.	987
5	Globecomm Systems, Inc.*	73
58	Google, Inc., Class A*	30,683
17	GSI Commerce, Inc.*	497
5	GSI Technology, Inc.*	35
13	GT Solar International, Inc.*	166
3	Guidance Software, Inc.*	24
7	Hackett Group, Inc. (The)*	35
27	Harmonic, Inc.*	210
31	Harris Corp.	1,533
9	Heartland Payment Systems, Inc.	171
520	Hewlett-Packard Co.	19,438
6	Hittite Microwave Corp.*	381
6	Hutchinson Technology, Inc.*	15
11	Hypercom Corp.*	118
6	iGate Corp.	111
9	Ikanos Communications, Inc.*	14
7	Imation Corp.*	68
7	Immersion Corp.*	59
22	Infinera Corp.*	156
25	Informatica Corp.*	1,466
9	Infospace, Inc.*	84
37	Ingram Micro, Inc., Class A*	703
2	Inphi Corp.*	40
11	Insight Enterprises, Inc.*	184
4	Integral Systems, Inc.*	47
36	Integrated Device Technology, Inc.*	302
6	Integrated Silicon Solution, Inc.*	55
1,321	Intel Corp.	29,736
3	Interactive Intelligence, Inc.*	109
10	InterDigital, Inc.	430
12	Intermec, Inc.*	145
12	Internap Network Services Corp.*	99
288	International Business Machines Corp.	48,652
17	International Rectifier Corp.*	489
29	Intersil Corp., Class A	416
5	Intevac, Inc.*	59
3	INTL FCStone, Inc.*	78
3	IntraLinks Holdings, Inc.*	62
67	Intuit, Inc.*	3,616
6	IPG Photonics Corp.*	451
10	Itron, Inc.*	513
8	Ixia*	126
6	IXYS Corp.*	83
11	j2 Global Communications, Inc.*	319
43	Jabil Circuit, Inc.	928
20	Jack Henry & Associates, Inc.	625
10	JDA Software Group, Inc.*	330
51	JDS Uniphase Corp.*	1,030
125	Juniper Networks, Inc.*	4,576
6	Kenexa Corp.*	190
3	Keynote Systems, Inc.	64
7	KIT Digital, Inc.*	86
40	KLA-Tencor Corp.	1,724
7	Knot, Inc. (The)*	72
16	Kopin Corp.*	83
17	Kulicke & Soffa Industries, Inc.*	207
4	KVH Industries, Inc.*	47
18	L-1 Identity Solutions, Inc.*	200
30	Lam Research Corp.*	1,410
28	Lattice Semiconductor Corp.*	185
33	Lawson Software, Inc.*	367
21	Lender Processing Services, Inc.	558
19	Lexmark International, Inc., Class A*	566
12	Limelight Networks, Inc.*	69
53	Linear Technology Corp.	1,833
14	Lionbridge Technologies, Inc.*	45
3	Liquidity Services, Inc.*	63
5	Littelfuse, Inc.	300
11	LivePerson, Inc.*	130
5	Local.com Corp.*	19
4	LogMeIn, Inc.*	174
4	LoopNet, Inc.*	74
3	Loral Space & Communications, Inc.*	200
146	LSI Corp.*	1,094
12	LTX-Credence Corp.*	114
16	Magma Design Automation, Inc.*	112
5	Manhattan Associates, Inc.*	180
5	Mantech International Corp., Class A	225
5	Marchex, Inc., Class B	39
122	Marvell Technology Group Ltd.*	1,981
23	Mastercard, Inc., Class A	6,602
14	Mattson Technology, Inc.*	24
72	Maxim Integrated Products, Inc.	1,962
4	MAXIMUS, Inc.	335
2	MaxLinear, Inc., Class A*	18
7	Maxwell Technologies, Inc.*	114
3	Measurement Specialties, Inc.*	115
1	MediaMind Technologies, Inc.*	17
54	MEMC Electronic Materials, Inc.*	568

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
27	Mentor Graphics Corp.*	$362
7	Mercury Computer Systems, Inc.*	134
1	Meru Networks, Inc.*	18
9	Methode Electronics, Inc.	108
12	Micrel, Inc.	141
44	Microchip Technology, Inc.	1,739
203	Micron Technology, Inc.*	2,071
19	MICROS Systems, Inc.*	970
20	Microsemi Corp.*	441
1,818	Microsoft Corp.	45,468
2	MicroStrategy, Inc., Class A*	292
24	Microvision, Inc.*	30
8	Mindspeed Technologies, Inc.*	70
12	MIPS Technologies, Inc.*	95
12	MKS Instruments, Inc.	316
11	ModusLink Global Solutions, Inc.	52
32	Molex, Inc.	876
20	MoneyGram International, Inc.*	73
8	Monolithic Power Systems, Inc.*	138
5	Monotype Imaging Holdings, Inc.*	71
30	Monster Worldwide, Inc.*	463
7	MoSys, Inc.*	42
69	Motorola Mobility Holdings, Inc.*	1,735
79	Motorola Solutions, Inc.*	3,782
1	Motricity, Inc.*	9
37	Move, Inc.*	73
4	MTS Systems Corp.	164
2	Multi-Fineline Electronix, Inc.*	42
4	Nanometrics, Inc.*	63
21	National Instruments Corp.	613
60	National Semiconductor Corp.	1,472
2	NCI, Inc., Class A*	45
38	NCR Corp.*	742
2	NeoPhotonics Corp.*	19
87	NetApp, Inc.*	4,765
8	Netgear, Inc.*	335
15	Netlogic Microsystems, Inc.*	575
7	Netscout Systems, Inc.*	162
4	NetSuite, Inc.*	151
9	Network Engines, Inc.*	10
7	Network Equipment Technologies, Inc.*	19
18	NeuStar, Inc., Class A*	482
9	Newport Corp.*	164
13	NIC, Inc.	170
7	Novatel Wireless, Inc.*	37
21	Novellus Systems, Inc.*	762
54	Nuance Communications, Inc.*	1,186
1	NVE Corp.*	61
136	NVIDIA Corp.*	2,725
12	Oclaro, Inc.*	115
13	Omnivision Technologies, Inc.*	459
102	ON Semiconductor Corp.*	1,144
6	Online Resources Corp.*	20
4	OpenTable, Inc.*	353
20	Openwave Systems, Inc.*	49
5	Oplink Communications, Inc.*	92
3	Opnet Technologies, Inc.	118
10	Opnext, Inc.*	29
904	Oracle Corp.	30,935
4	OSI Systems, Inc.*	160
28	Parametric Technology Corp.*	652
5	Park Electrochemical Corp.	151
77	Paychex, Inc.	2,487
2	PC Connection, Inc.*	17
5	PC-Tel, Inc.*	35
5	PDF Solutions, Inc.*	32
4	Pegasystems, Inc.	149
5	Perficient, Inc.*	56
6	Pericom Semiconductor Corp.*	55
13	Photronics, Inc.*	131
11	Plantronics, Inc.	402
9	Plexus Corp.*	336
9	PLX Technology, Inc.*	32
54	PMC-Sierra, Inc.*	423
20	Polycom, Inc.*	1,148
6	Power Integrations, Inc.	221
17	Power-One, Inc.*	143
40	Powerwave Technologies, Inc.*	151
7	Presstek, Inc.*	13
16	Progress Software Corp.*	433
5	PROS Holdings, Inc.*	84
10	Pulse Electronics Corp.	49
2	QAD, Inc., Class A*	22
3	QLIK Technologies, Inc.*	100
25	QLogic Corp.*	404
389	QUALCOMM, Inc.	22,792
54	Quantum Corp.*	166
14	Quest Software, Inc.*	318
2	QuinStreet, Inc.*	31
23	Rackspace Hosting, Inc.*	1,012
8	Radiant Systems, Inc.*	168
6	Radisys Corp.*	52
23	Rambus, Inc.*	335
4	RealD, Inc.*	109
20	RealNetworks, Inc.*	75
4	RealPage, Inc.*	118
45	Red Hat, Inc.*	1,962
3	Renaissance Learning, Inc.	35
64	RF Micro Devices, Inc.*	403
3	Richardson Electronics Ltd.	41
5	RightNow Technologies, Inc.*	165
2	Rimage Corp.	29
32	Riverbed Technology, Inc.*	1,213
7	Rofin-Sinar Technologies, Inc.*	253
4	Rogers Corp.*	188
2	Rosetta Stone, Inc.*	28
27	Rovi Corp.*	1,565
4	Rubicon Technology, Inc.*	92
7	Rudolph Technologies, Inc.*	82
12	S1 Corp.*	87
7	Saba Software, Inc.*	69
68	SAIC, Inc.*	1,194
27	Salesforce.com, Inc.*	4,111
55	SanDisk Corp.*	2,614
19	Sanmina-SCI Corp.*	203
24	Sapient Corp.*	353
9	SAVVIS, Inc.*	354
6	ScanSource, Inc.*	213
7	Seachange International, Inc.*	79
102	Seagate Technology plc	1,714
15	Semtech Corp.*	429
11	ShoreTel, Inc.*	121
7	Sigma Designs, Inc.*	63
7	Silicon Graphics International Corp.*	127
18	Silicon Image, Inc.*	136
11	Silicon Laboratories, Inc.*	473
44	Skyworks Solutions, Inc.*	1,121
12	SMART Modular Technologies (WWH), Inc.*	111
7	Smith Micro Software, Inc.*	37
9	SolarWinds, Inc.*	222
17	Solera Holdings, Inc.	1,005
49	Sonus Networks, Inc.*	159

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7	Sourcefire, Inc.*	$187
3	Spansion, Inc., Class A*	60
3	Spectrum Control, Inc.*	60
1	SPS Commerce, Inc.*	17
10	SRA International, Inc., Class A*	309
3	SRS Labs, Inc.*	29
3	SS&C Technologies Holdings, Inc.*	59
3	Stamps.com, Inc.	37
5	Standard Microsystems Corp.*	134
10	STEC, Inc.*	179
5	Stratasys, Inc.*	176
1	Stream Global Services, Inc.*	3
16	SuccessFactors, Inc.*	561
23	SunPower Corp., Class A*	484
6	Super Micro Computer, Inc.*	101
2	Supertex, Inc.*	44
11	Support.com, Inc.*	53
5	Sycamore Networks, Inc.	121
179	Symantec Corp.*	3,499
10	Symmetricom, Inc.*	57
8	Synaptics, Inc.*	224
6	Synchronoss Technologies, Inc.*	193
5	SYNNEX Corp.*	164
36	Synopsys, Inc.*	984
3	Syntel, Inc.	162
17	Take-Two Interactive Software, Inc.*	279
9	Taleo Corp., Class A*	336
11	Tech Data Corp.*	521
3	TechTarget, Inc.*	24
16	Tekelec*	146
12	TeleCommunication Systems, Inc., Class A*	60
2	TeleNav, Inc.*	33
7	TeleTech Holdings, Inc.*	127
86	Tellabs, Inc.	393
40	Teradata Corp.*	2,232
43	Teradyne, Inc.*	688
1	Tessco Technologies, Inc.	11
12	Tessera Technologies, Inc.*	208
290	Texas Instruments, Inc.	10,237
16	THQ, Inc.*	66
39	TIBCO Software, Inc.*	1,096
3	Tier Technologies, Inc.*	14
27	TiVo, Inc.*	279
6	TNS, Inc.*	99
39	Total System Services, Inc.	725
1	Travelzoo, Inc.*	75
17	Trident Microsystems, Inc.*	17
29	Trimble Navigation Ltd.*	1,267
39	TriQuint Semiconductor, Inc.*	505
19	TTM Technologies, Inc.*	315
7	Tyler Technologies, Inc.*	178
6	Ultimate Software Group, Inc.*	338
5	Ultra Clean Holdings*	51
6	Ultratech, Inc.*	191
10	Unisys Corp.*	279
21	United Online, Inc.	128
8	Universal Display Corp.*	382
28	UTStarcom, Inc.*	55
19	ValueClick, Inc.*	343
18	Varian Semiconductor Equipment Associates, Inc.*	1,105
6	VASCO Data Security International, Inc.*	72
10	Veeco Instruments, Inc.*	576
20	VeriFone Systems, Inc.*	963
41	VeriSign, Inc.	1,436
8	Viasat, Inc.*	354
1	Viasystems Group, Inc.*	23
8	VirnetX Holding Corp.	210
3	Virtusa Corp.*	60
111	Visa, Inc., Class A	8,998
36	Vishay Intertechnology, Inc.*	571
3	Vishay Precision Group, Inc.*	55
10	Vistaprint N.V.*	492
17	VMware, Inc., Class A*	1,654
4	Vocus, Inc.*	109
6	Volterra Semiconductor Corp.*	148
19	Wave Systems Corp., Class A*	52
14	WebMD Health Corp.*	668
10	Websense, Inc.*	248
54	Western Digital Corp.*	1,979
151	Western Union Co. (The)	3,105
9	Wright Express Corp.*	486
327	Xerox Corp.	3,339
61	Xilinx, Inc.	2,176
8	X-Rite, Inc.*	38
7	Xyratex Ltd.*	67
309	Yahoo!, Inc.*	5,114
13	Zebra Technologies Corp., Class A*	578
14	Zix Corp.*	53
12	Zoran Corp.*	99
4	Zygo Corp.*	57
		643,595
	Materials - 1.7%

7	A. Schulman, Inc.	178
4	A.M. Castle & Co.*	74
1	AEP Industries, Inc.*	31
50	Air Products & Chemicals, Inc.	4,755
20	Airgas, Inc.	1,382
26	AK Steel Holding Corp.	398
22	Albemarle Corp.	1,559
242	Alcoa, Inc.	4,068
25	Allegheny Technologies, Inc.	1,675
18	Allied Nevada Gold Corp.*	667
6	AMCOL International Corp.	220
5	American Vanguard Corp.	60
16	Aptargroup, Inc.	854
5	Arch Chemicals, Inc.	181
19	Ashland, Inc.	1,298
7	Balchem Corp.	302
40	Ball Corp.	1,580
26	Bemis Co., Inc.	861
23	Boise, Inc.	194
9	Buckeye Technologies, Inc.	229
16	Cabot Corp.	676
13	Calgon Carbon Corp.*	224
10	Carpenter Technology Corp.	526
37	Celanese Corp.	1,927
15	Century Aluminum Co.*	242
17	CF Industries Holdings, Inc.	2,614
3	Clearwater Paper Corp.*	207
32	Cliffs Natural Resources, Inc.	2,902
21	Coeur d’Alene Mines Corp.*	579
27	Commercial Metals Co.	402
8	Compass Minerals International, Inc.	744
38	Crown Holdings, Inc.*	1,543
12	Cytec Industries, Inc.	674
3	Deltic Timber Corp.	173
10	Domtar Corp.	1,025
274	Dow Chemical Co. (The)	9,900
215	E.I. du Pont de Nemours & Co.	11,460
10	Eagle Materials, Inc.	288

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
17	Eastman Chemical Co.	$1,799
55	Ecolab, Inc.	3,018
20	Ferro Corp.*	262
17	FMC Corp.	1,434
223	Freeport-McMoRan Copper & Gold, Inc.	11,516
16	General Moly, Inc.*	78
8	Georgia Gulf Corp.*	227
15	Globe Specialty Metals, Inc.	340
61	Golden Star Resources Ltd.*	163
4	Graham Packaging Co., Inc.*	91
30	Graphic Packaging Holding Co.*	164
8	Greif, Inc., Class A	529
12	H.B. Fuller Co.	268
2	Hawkins, Inc.	87
3	Haynes International, Inc.	169
14	Headwaters, Inc.*	51
66	Hecla Mining Co.*	560
10	Horsehead Holding Corp.*	133
45	Huntsman Corp.	853
5	Innophos Holdings, Inc.	224
19	International Flavors & Fragrances, Inc.	1,217
104	International Paper Co.	3,247
11	Intrepid Potash, Inc.*	354
20	Jaguar Mining, Inc.*	108
4	Kaiser Aluminum Corp.	211
9	KapStone Paper and Packaging Corp.*	148
1	KMG Chemicals, Inc.	19
5	Koppers Holdings, Inc.	201
3	Kraton Performance Polymers, Inc.*	115
6	Landec Corp.*	34
30	Louisiana-Pacific Corp.*	251
4	LSB Industries, Inc.*	189
15	Lubrizol Corp.	2,018
11	Martin Marietta Materials, Inc.	942
5	Materion Corp.*	198
41	MeadWestvaco Corp.	1,395
3	Metals USA Holdings Corp.*	47
4	Minerals Technologies, Inc.	272
6	Molycorp, Inc.*	399
130	Monsanto Co.	9,235
38	Mosaic Co. (The)	2,692
8	Myers Industries, Inc.	84
31	Nalco Holding Co.	885
3	Neenah Paper, Inc.	70
2	NewMarket Corp.	348
113	Newmont Mining Corp.	6,392
2	NL Industries, Inc.	38
3	Noranda Aluminum Holding Corp.*	44
75	Nucor Corp.	3,176
19	Olin Corp.	456
2	Olympic Steel, Inc.	59
7	OM Group, Inc.*	261
11	Omnova Solutions, Inc.*	104
39	Owens-Illinois, Inc.*	1,253
11	P. H. Glatfelter Co.	170
24	Packaging Corp. of America	698
22	PolyOne Corp.	335
39	PPG Industries, Inc.	3,459
73	Praxair, Inc.	7,726
3	Quaker Chemical Corp.	131
18	Reliance Steel & Aluminum Co.	927
9	Rock-Tenn Co., Class A	691
12	Rockwood Holdings, Inc.*	631
13	Royal Gold, Inc.	806
31	RPM International, Inc.	729
7	RTI International Metals, Inc.*	267
5	Schnitzer Steel Industries, Inc., Class A	296
4	Schweitzer-Mauduit International, Inc.	211
11	Scotts Miracle-Gro Co. (The), Class A	635
38	Sealed Air Corp.	976
9	Senomyx, Inc.*	58
12	Sensient Technologies Corp.	457
22	Sherwin-Williams Co. (The)	1,933
29	Sigma-Aldrich Corp.	2,038
12	Silgan Holdings, Inc.	539
29	Solutia, Inc.*	724
24	Sonoco Products Co.	850
40	Southern Copper Corp.	1,382
7	Spartech Corp.*	50
51	Steel Dynamics, Inc.	872
2	Stepan Co.	134
11	Stillwater Mining Co.*	223
7	STR Holdings, Inc.*	111
15	SXC Health Solutions Corp.*	884
26	Temple-Inland, Inc.	617
5	Texas Industries, Inc.	209
39	Thompson Creek Metals Co., Inc.*	424
20	Titanium Metals Corp.*	375
2	TPC Group, Inc.*	73
6	U.S. Energy Corp.*	30
24	U.S. Gold Corp.*	170
1	United States Lime & Minerals, Inc.*	39
34	United States Steel Corp.	1,568
2	Universal Stainless & Alloy*	73
24	Valspar Corp.	923
3	Verso Paper Corp.*	11
30	Vulcan Materials Co.	1,215
15	Walter Energy, Inc.	1,868
12	Wausau Paper Corp.	82
5	Westlake Chemical Corp.	281
13	Worthington Industries, Inc.	284
17	WR Grace & Co.*	795
5	Zep, Inc.	93
7	Zoltek Cos., Inc.*	77
		153,250
	Telecommunication Services - 1.1%

5	AboveNet, Inc.	390
11	Alaska Communications Systems Group, Inc.	99
96	American Tower Corp., Class A*	5,326
1,403	AT&T, Inc.	44,279
2	Atlantic Tele-Network, Inc.	76
6	Cbeyond, Inc.*	86
140	CenturyLink, Inc.	6,047
48	Cincinnati Bell, Inc.*	153
36	Clearwire Corp., Class A*	166
11	Cogent Communications Group, Inc.*	171
6	Consolidated Communications Holdings, Inc.	115
69	Crown Castle International Corp.*	2,857
12	FiberTower Corp.*	22
234	Frontier Communications Corp.	2,071
10	General Communication, Inc., Class A*	124
7	Global Crossing Ltd.*	244
17	Globalstar, Inc.*	21
2	Hughes Communications, Inc.*	120
22	ICO Global Communications Holdings Ltd.*	64
3	IDT Corp., Class B	89

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8	Iridium Communications, Inc.*	$71
14	Leap Wireless International, Inc.*	235
393	Level 3 Communications, Inc.*	900
60	MetroPCS Communications, Inc.*	1,074
8	Neutral Tandem, Inc.*	136
40	NII Holdings, Inc.*	1,746
7	NTELOS Holdings Corp.	146
30	PAETEC Holding Corp.*	134
12	Premiere Global Services, Inc.*	101
28	SBA Communications Corp., Class A*	1,100
6	Shenandoah Telecommunications Co.	109
699	Sprint Nextel Corp.*	4,089
20	Telephone & Data Systems, Inc.	654
36	tw telecom, inc.*	781
4	United States Cellular Corp.*	198
5	USA Mobility, Inc.	81
671	Verizon Communications, Inc.	24,780
26	Vonage Holdings Corp.*	124
121	Windstream Corp.	1,627
		100,606
	Utilities - 1.4%

159	AES Corp. (The)*	2,061
18	AGL Resources, Inc.	740
7	Allete, Inc.	279
26	Alliant Energy Corp.	1,069
57	Ameren Corp.	1,694
4	American DG Energy, Inc.*	7
114	American Electric Power Co., Inc.	4,355
4	American States Water Co.	138
41	American Water Works Co., Inc.	1,230
33	Aqua America, Inc.	751
1	Artesian Resources Corp., Class A	20
22	Atmos Energy Corp.	734
13	Avista Corp.	324
9	Black Hills Corp.	279
3	Cadiz, Inc.*	32
5	California Water Service Group	189
83	Calpine Corp.*	1,311
100	CenterPoint Energy, Inc.	1,933
3	Central Vermont Public Service Corp.	103
4	CH Energy Group, Inc.	216
2	Chesapeake Utilities Corp.	81
14	Cleco Corp.	491
58	CMS Energy Corp.	1,157
2	Connecticut Water Service, Inc.	50
67	Consolidated Edison, Inc.	3,555
3	Consolidated Water Co., Ltd.	29
44	Constellation Energy Group, Inc.	1,636
141	Dominion Resources, Inc.	6,729
28	DPL, Inc.	845
40	DTE Energy Co.	2,065
312	Duke Energy Corp.	5,850
24	Dynegy, Inc.*	145
77	Edison International	3,031
10	El Paso Electric Co.*	311
10	Empire District Electric Co. (The)	192
42	Entergy Corp.	2,862
157	Exelon Corp.	6,570
99	FirstEnergy Corp.	4,417
182	GenOn Energy, Inc.*	726
32	Great Plains Energy, Inc.	677
22	Hawaiian Electric Industries, Inc.	546
11	IDACORP, Inc.	433
18	Integrys Energy Group, Inc.	942
12	ITC Holdings Corp.	868
5	Laclede Group, Inc. (The)	188
45	MDU Resources Group, Inc.	1,063
5	MGE Energy, Inc.	208
4	Middlesex Water Co.	75
17	National Fuel Gas Co.	1,225
10	New Jersey Resources Corp.	461
98	NextEra Energy, Inc.	5,679
11	Nicor, Inc.	605
66	NiSource, Inc.	1,340
42	Northeast Utilities	1,480
6	Northwest Natural Gas Co.	271
9	NorthWestern Corp.	298
57	NRG Energy, Inc.*	1,411
25	NSTAR	1,151
56	NV Energy, Inc.	883
23	OGE Energy Corp.	1,175
25	Oneok, Inc.	1,777
5	Ormat Technologies, Inc.	110
9	Otter Tail Corp.	197
53	Pepco Holdings, Inc.	1,058
93	PG&E Corp.	4,034
17	Piedmont Natural Gas Co., Inc.	535
26	Pinnacle West Capital Corp.	1,177
21	PNM Resources, Inc.	347
18	Portland General Electric Co.	467
137	PPL Corp.	3,862
68	Progress Energy, Inc.	3,238
120	Public Service Enterprise Group, Inc.	4,020
42	Questar Corp.	728
27	SCANA Corp.	1,098
59	Sempra Energy	3,255
3	SJW Corp.	70
7	South Jersey Industries, Inc.	392
196	Southern Co.	7,856
11	Southwest Gas Corp.	430
51	TECO Energy, Inc.	979
26	UGI Corp.	852
12	UIL Holdings Corp.	398
9	UniSource Energy Corp.	341
3	Unitil Corp.	77
19	Vectren Corp.	536
28	Westar Energy, Inc.	761
12	WGL Holdings, Inc.	471
55	Wisconsin Energy Corp.	1,720
115	Xcel Energy, Inc.	2,845
3	York Water Co.	53
		122,870
	Total Common Stocks (Cost $3,309,949)	3,596,810

Principal Amount
	U.S. Government & Agency Securities (a) - 2.6%
	Federal Home Loan Bank
$190,548	0.00%, due 06/01/11	190,548
12,703	0.01%, due 06/01/11	12,703
31,758	0.02%, due 06/02/11	31,758
	Total U.S. Government & Agency Securities (Cost $235,009)	235,009

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) - 38.5%
$3,427,524	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $3,427,539	$3,427,524
	Total Repurchase Agreements (Cost $3,427,524)	3,427,524

	Total Investment Securities (Cost $6,972,482) — 81.6%	7,259,343
	Other assets less liabilities — 18.4%	1,631,908
	Net Assets — 100.0%	$8,891,251

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2011, the value of these securities amounted to $— or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $1,834,248.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT               Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$336,581
Aggregate gross unrealized depreciation	(51,999)
Net unrealized appreciation	$284,582
Federal income tax cost of investments	$6,974,761

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$836,021	$6,283

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	5,110,346	32,378

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	3,137,355	348,379

Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	1,676,240	15,256

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	3,424,103	784,377

		$1,186,673

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

Ultra MidCap400

Shares		Value
	Common Stocks (a) - 49.4%
	Consumer Discretionary - 6.5%

3,130	99 Cents Only Stores*	$64,666
4,929	Aaron’s, Inc.	139,047
5,437	Advance Auto Parts, Inc.	337,638
5,536	Aeropostale, Inc.*	104,630
13,289	American Eagle Outfitters, Inc.	176,212
2,691	American Greetings Corp., Class A	64,584
3,705	Ann, Inc.*	104,296
4,680	Ascena Retail Group, Inc.*	156,593
2,962	Bally Technologies, Inc.*	116,732
2,694	Barnes & Noble, Inc.	52,856
2,073	Bob Evans Farms, Inc.	64,989
7,586	BorgWarner, Inc.*	550,061
3,753	Boyd Gaming Corp.*	35,428
5,755	Brinker International, Inc.	148,364
4,254	Career Education Corp.*	91,461
4,027	Cheesecake Factory, Inc. (The)*	127,938
12,144	Chico’s FAS, Inc.	183,131
4,235	Collective Brands, Inc.*	66,066
2,625	Deckers Outdoor Corp.*	239,137
6,018	Dick’s Sporting Goods, Inc.*	239,155
8,525	Dollar Tree, Inc.*	543,383
4,846	DreamWorks Animation SKG, Inc., Class A*	115,868
18,497	Eastman Kodak Co.*	61,780
10,523	Foot Locker, Inc.	262,444
3,450	Fossil, Inc.*	365,148
9,673	Gentex Corp.	283,903
4,289	Guess?, Inc.	196,093
6,502	Hanesbrands, Inc.*	197,076
2,602	Harte-Hanks, Inc.	21,336
1,983	International Speedway Corp., Class A	56,734
1,587	ITT Educational Services, Inc.*	109,154
3,175	John Wiley & Sons, Inc., Class A	168,275
4,889	KB Home	60,037
3,873	Lamar Advertising Co., Class A*	112,472
2,840	Life Time Fitness, Inc.*	104,484
9,942	LKQ Corp.*	264,358
2,028	Matthews International Corp., Class A	79,275
2,567	MDC Holdings, Inc.	69,181
2,482	Meredith Corp.	78,456
3,824	Mohawk Industries, Inc.*	254,372
8,135	New York Times Co. (The), Class A*	65,243
402	NVR, Inc.*	299,892
19,061	Office Depot, Inc.*	80,247
2,135	Panera Bread Co., Class A*	266,939
8,001	PetSmart, Inc.	362,445
4,553	Phillips-Van Heusen Corp.	300,361
2,334	Polaris Industries, Inc.	257,557
3,904	Regis Corp.	58,287
4,312	Rent-A-Center, Inc.	139,968
2,997	Ryland Group, Inc.	54,785
10,935	Saks, Inc.*	123,675
1,613	Scholastic Corp.	43,938
4,270	Scientific Games Corp., Class A*	42,102
16,304	Service Corp. International	187,170
4,555	Sotheby’s	193,861
852	Strayer Education, Inc.	102,393
2,871	Thor Industries, Inc.	92,733
2,607	Timberland Co. (The), Class A*	85,171
9,855	Toll Brothers, Inc.*	214,346
4,941	Tractor Supply Co.	312,074
4,294	Tupperware Brands Corp.	281,085
2,396	Under Armour, Inc., Class A*	156,171
2,968	Warnaco Group, Inc. (The)*	163,685
21,804	Wendy’s/Arby’s Group, Inc., Class A	109,674
7,136	Williams-Sonoma, Inc.	279,374
3,933	WMS Industries, Inc.*	123,732
		10,863,721
	Consumer Staples - 2.0%

3,694	BJ’s Wholesale Club, Inc.*	186,252
4,842	Church & Dwight Co., Inc.	407,212
5,171	Corn Products International, Inc.	293,351
4,798	Energizer Holdings, Inc.*	369,686
5,162	Flowers Foods, Inc.	172,050
8,333	Green Mountain Coffee Roasters, Inc.*	686,389
4,713	Hansen Natural Corp.*	337,686
1,292	Lancaster Colony Corp.	78,347
3,729	Ralcorp Holdings, Inc.*	327,928
2,881	Ruddick Corp.	126,620
11,235	Smithfield Foods, Inc.*	235,373
1,701	Tootsie Roll Industries, Inc.	49,907
1,594	Universal Corp.	67,219
		3,338,020
	Energy - 3.2%

11,044	Arch Coal, Inc.	330,105
3,818	Atwood Oceanics, Inc.*	165,472
3,182	Bill Barrett Corp.*	141,822
1,299	CARBO Ceramics, Inc.	195,201
5,805	Cimarex Energy Co.	556,874
3,212	Comstock Resources, Inc.*	96,585
2,337	Dril-Quip, Inc.*	173,359
4,885	Energen Corp.	304,189
4,291	Exterran Holdings, Inc.*	92,471
7,715	Forest Oil Corp.*	230,679
7,190	Frontier Oil Corp.	214,693
7,137	Helix Energy Solutions Group, Inc.*	125,040
3,684	Northern Oil and Gas, Inc.*	74,048
3,666	Oceaneering International, Inc.*	298,779
3,444	Oil States International, Inc.*	272,248
1,800	Overseas Shipholding Group, Inc.	49,158
6,217	Patriot Coal Corp.*	143,799
10,456	Patterson-UTI Energy, Inc.	327,586
9,520	Plains Exploration & Production Co.*	350,812
8,224	Quicksilver Resources, Inc.*	117,521
4,306	SM Energy Co.	286,306
8,461	Southern Union Co.	256,622
5,342	Superior Energy Services, Inc.*	200,165
3,493	Tidewater, Inc.	190,892
2,686	Unit Corp.*	154,687
		5,349,113
	Financials - 9.8%

3,526	Affiliated Managers Group, Inc.*	372,804
4,132	Alexandria Real Estate Equities, Inc. (REIT)	341,055
11,503	AMB Property Corp. (REIT)	425,496
5,204	American Financial Group, Inc./OH	185,054
13,560	Apollo Investment Corp.	154,720
7,373	Arthur J. Gallagher & Co.	211,679
4,797	Aspen Insurance Holdings Ltd.	128,847
11,755	Associated Banc-Corp	165,628

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,590	Astoria Financial Corp.	$81,167
4,992	BancorpSouth, Inc.	64,097
3,267	Bank of Hawaii Corp.	154,856
4,935	BRE Properties, Inc. (REIT)	251,784
7,936	Brown & Brown, Inc.	209,431
4,729	Camden Property Trust (REIT)	303,980
5,340	Cathay General Bancorp	87,042
3,195	City National Corp./CA	179,974
5,267	Commerce Bancshares, Inc./MO	225,322
4,815	Corporate Office Properties Trust (REIT)	170,547
7,010	Cousins Properties, Inc. (REIT)	61,478
4,154	Cullen/Frost Bankers, Inc.	241,929
17,142	Duke Realty Corp. (REIT)	257,816
10,088	East West Bancorp, Inc.	202,668
8,087	Eaton Vance Corp.	255,145
4,126	Equity One, Inc. (REIT)	80,911
2,185	Essex Property Trust, Inc. (REIT)	300,678
3,696	Everest Re Group Ltd.	328,833
4,169	Federal Realty Investment Trust (REIT)	365,204
15,189	Fidelity National Financial, Inc., Class A	242,720
7,043	First American Financial Corp.	113,251
20,903	First Niagara Financial Group, Inc.	296,823
7,332	FirstMerit Corp.	119,438
13,487	Fulton Financial Corp.	150,245
1,715	Greenhill & Co., Inc.	95,457
3,051	Hanover Insurance Group, Inc. (The)	125,274
7,818	HCC Insurance Holdings, Inc.	258,698
4,865	Highwoods Properties, Inc. (REIT)	175,529
8,385	Hospitality Properties Trust (REIT)	206,942
3,582	International Bancshares Corp.	61,145
9,667	Jefferies Group, Inc.	214,027
2,911	Jones Lang LaSalle, Inc.	282,804
7,778	Liberty Property Trust (REIT)	280,475
8,851	Macerich Co. (The) (REIT)	481,229
5,893	Mack-Cali Realty Corp. (REIT)	208,376
2,423	Mercury General Corp.	100,966
8,174	MSCI, Inc., Class A*	308,732
8,629	Nationwide Health Properties, Inc. (REIT)	377,950
29,669	New York Community Bancorp, Inc.	480,638
17,534	Old Republic International Corp.	217,948
6,783	Omega Healthcare Investors, Inc. (REIT)	144,410
2,217	PacWest Bancorp	46,779
2,714	Potlatch Corp. (REIT)	97,704
3,171	Prosperity Bancshares, Inc.	138,731
5,820	Protective Life Corp.	140,495
6,857	Raymond James Financial, Inc.	245,069
5,503	Rayonier, Inc. (REIT)	365,344
8,533	Realty Income Corp. (REIT)	299,850
6,101	Regency Centers Corp. (REIT)	282,537
5,016	Reinsurance Group of America, Inc.	318,667
9,940	SEI Investments Co.	234,982
9,631	Senior Housing Properties Trust (REIT)	232,589
5,626	SL Green Realty Corp. (REIT)	506,396
3,119	StanCorp Financial Group, Inc.	134,678
2,878	SVB Financial Group*	170,896
53,238	Synovus Financial Corp.	126,706
3,787	Taubman Centers, Inc. (REIT)	229,379
10,595	TCF Financial Corp.	159,455
4,234	Transatlantic Holdings, Inc.	197,050
3,861	Trustmark Corp.	92,046
12,391	UDR, Inc. (REIT)	322,909
3,395	Unitrin, Inc.	101,273
11,491	Valley National Bancorp	156,156
7,852	W. R. Berkley Corp.	259,980
5,833	Waddell & Reed Financial, Inc., Class A	225,154
7,644	Washington Federal, Inc.	121,463
4,989	Webster Financial Corp.	104,071
8,149	Weingarten Realty Investors (REIT)	216,926
1,990	Westamerica Bancorp.	100,097
		16,378,604
	Health Care - 5.5%

12,880	Allscripts Healthcare Solutions, Inc.*	259,017
1,324	Bio-Rad Laboratories, Inc., Class A*	164,745
3,355	Catalyst Health Solutions, Inc.*	204,756
3,506	Charles River Laboratories International, Inc.*	135,612
6,298	Community Health Systems, Inc.*	180,375
3,154	Cooper Cos., Inc. (The)	236,266
4,101	Covance, Inc.*	241,385
7,962	Endo Pharmaceuticals Holdings, Inc.*	331,458
3,292	Gen-Probe, Inc.*	269,253
17,024	Health Management Associates, Inc., Class A*	194,074
6,336	Health Net, Inc.*	203,322
6,239	Henry Schein, Inc.*	448,085
4,290	Hill-Rom Holdings, Inc.	195,796
17,706	Hologic, Inc.*	380,679
3,892	IDEXX Laboratories, Inc.*	306,378
4,752	Immucor, Inc.*	99,459
2,688	Kindred Healthcare, Inc.*	65,963
4,261	Kinetic Concepts, Inc.*	252,848
3,496	LifePoint Hospitals, Inc.*	146,832
6,533	Lincare Holdings, Inc.	198,081
4,043	Masimo Corp.	124,201
4,004	Medicis Pharmaceutical Corp., Class A	150,030
3,258	MEDNAX, Inc.*	244,839
2,193	Mettler-Toledo International, Inc.*	367,042
7,979	Omnicare, Inc.	250,860
4,292	Owens & Minor, Inc.	148,503
5,655	Perrigo Co.	483,842
7,821	Pharmaceutical Product Development, Inc.	225,636
10,408	ResMed, Inc.*	335,138
4,031	STERIS Corp.	145,479
2,533	Techne Corp.	206,439
2,712	Teleflex, Inc.	168,415
3,957	Thoratec Corp.*	137,585
3,450	United Therapeutics Corp.*	222,766
6,606	Universal Health Services, Inc., Class B	359,961
5,842	VCA Antech, Inc.*	142,837
13,875	Vertex Pharmaceuticals, Inc.*	749,111
2,886	WellCare Health Plans, Inc.*	142,135
		9,119,203
	Industrials - 7.7%

2,961	Acuity Brands, Inc.	180,503

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,059	Aecom Technology Corp.*	$231,052
6,410	AGCO Corp.*	331,205
2,434	Alaska Air Group, Inc.*	164,392
2,796	Alexander & Baldwin, Inc.	136,920
2,266	Alliant Techsystems, Inc.	162,087
10,915	AMETEK, Inc.	474,693
6,942	BE Aerospace, Inc.*	259,770
3,173	Brink’s Co. (The)	94,397
5,528	Bucyrus International, Inc.	507,747
4,138	Carlisle Cos., Inc.	201,107
1,554	Clean Harbors, Inc.*	157,203
3,770	Con-way, Inc.	149,028
4,057	Copart, Inc.*	190,679
2,328	Corporate Executive Board Co. (The)	97,892
7,471	Corrections Corp. of America*	171,833
3,144	Crane Co.	154,653
3,491	Deluxe Corp.	89,858
5,223	Donaldson Co., Inc.	311,865
2,826	FTI Consulting, Inc.*	107,868
3,559	Gardner Denver, Inc.	298,173
3,149	GATX Corp.	125,078
4,118	Graco, Inc.	208,206
2,299	Granite Construction, Inc.	63,200
5,468	Harsco Corp.	183,233
3,871	Herman Miller, Inc.	97,162
3,074	HNI Corp.	76,573
4,116	Hubbell, Inc., Class B	272,315
3,312	Huntington Ingalls Industries, Inc.*	121,120
5,598	IDEX Corp.	253,813
5,933	J.B. Hunt Transport Services, Inc.	272,028
13,640	JetBlue Airways Corp.*	82,795
7,452	Kansas City Southern*	438,848
10,317	KBR, Inc.	385,030
5,556	Kennametal, Inc.	231,852
3,643	Kirby Corp.*	209,363
3,132	Korn/Ferry International*	66,900
3,250	Landstar System, Inc.	153,790
3,089	Lennox International, Inc.	143,978
2,860	Lincoln Electric Holdings, Inc.	213,499
5,556	Manpower, Inc.	339,638
2,106	Mine Safety Appliances Co.	79,144
3,057	MSC Industrial Direct Co., Class A	212,492
4,640	Nordson Corp.	241,373
6,162	Oshkosh Corp.*	170,687
6,701	Pentair, Inc.	271,256
2,618	Regal-Beloit Corp.	180,642
4,300	Rollins, Inc.	86,516
5,776	Shaw Group, Inc. (The)*	210,997
3,435	SPX Corp.	284,796
7,388	Terex Corp.*	219,054
3,537	Thomas & Betts Corp.*	193,651
5,546	Timken Co.	286,285
3,088	Towers Watson & Co., Class A	195,934
5,392	Trinity Industries, Inc.	185,431
1,290	Triumph Group, Inc.	120,641
4,113	United Rentals, Inc.*	112,449
5,473	URS Corp.*	241,140
6,971	UTi Worldwide, Inc.	154,965
1,446	Valmont Industries, Inc.	144,918
7,736	Waste Connections, Inc.	243,220
1,887	Watsco, Inc.	126,316
2,999	Werner Enterprises, Inc.	75,215
3,257	Westinghouse Air Brake Technologies Corp.	220,141
4,014	Woodward, Inc.	141,373
		12,809,982
	Information Technology - 8.1%

2,286	ACI Worldwide, Inc.*	73,998
5,421	Acxiom Corp.*	74,539
4,381	ADTRAN, Inc.	187,770
2,204	Advent Software, Inc.*	61,602
3,471	Alliance Data Systems Corp.*	326,031
6,229	ANSYS, Inc.*	357,358
7,253	AOL, Inc.*	149,194
7,794	Arrow Electronics, Inc.*	347,846
31,200	Atmel Corp.*	468,624
10,363	Avnet, Inc.*	375,141
8,506	Broadridge Financial Solutions, Inc.	194,617
18,227	Cadence Design Systems, Inc.*	194,847
6,445	Ciena Corp.*	172,404
3,167	Concur Technologies, Inc.*	158,255
8,383	Convergys Corp.*	107,135
7,408	CoreLogic, Inc.*	134,159
7,425	Cree, Inc.*	325,883
11,788	Cypress Semiconductor Corp.*	276,075
4,479	Diebold, Inc.	148,031
2,692	Digital River, Inc.*	87,625
2,434	DST Systems, Inc.	122,357
3,123	Equinix, Inc.*	316,672
3,147	Factset Research Systems, Inc.	348,876
2,743	Fair Isaac Corp.	80,233
8,532	Fairchild Semiconductor International, Inc.*	153,917
5,823	Gartner, Inc.*	227,272
5,415	Global Payments, Inc.	281,363
7,226	Informatica Corp.*	423,877
10,819	Ingram Micro, Inc., Class A*	205,669
10,245	Integrated Device Technology, Inc.*	85,956
4,778	International Rectifier Corp.*	137,511
8,412	Intersil Corp., Class A	120,712
2,742	Itron, Inc.*	140,527
5,848	Jack Henry & Associates, Inc.	182,692
8,387	Lam Research Corp.*	394,147
6,034	Lender Processing Services, Inc.	160,384
1,525	Mantech International Corp., Class A	68,655
7,403	Mentor Graphics Corp.*	99,274
5,487	MICROS Systems, Inc.*	280,166
6,048	National Instruments Corp.	176,602
10,892	NCR Corp.*	212,612
5,076	NeuStar, Inc., Class A*	135,834
8,021	Parametric Technology Corp.*	186,809
3,318	Plantronics, Inc.	121,372
5,951	Polycom, Inc.*	341,647
7,178	QLogic Corp.*	116,140
4,300	Quest Software, Inc.*	97,588
6,684	Rackspace Hosting, Inc.*	294,096
18,912	RF Micro Devices, Inc.*	119,146
10,245	Riverbed Technology, Inc.*	388,490
7,667	Rovi Corp.*	444,379
4,301	Semtech Corp.*	123,095
3,009	Silicon Laboratories, Inc.*	129,327
12,591	Skyworks Solutions, Inc.*	320,693
4,785	Solera Holdings, Inc.	282,746
2,936	SRA International, Inc., Class A*	90,869
10,247	Synopsys, Inc.*	280,153
3,155	Tech Data Corp.*	149,452
11,235	TIBCO Software, Inc.*	315,591

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,296	Trimble Navigation Ltd.*	$362,452
5,529	ValueClick, Inc.*	99,798
5,098	Varian Semiconductor Equipment Associates, Inc.*	313,094
11,190	Vishay Intertechnology, Inc.*	177,585
3,834	Zebra Technologies Corp., Class A*	170,421
		13,501,385
	Materials - 3.7%

6,213	Albemarle Corp.	440,129
4,566	Aptargroup, Inc.	243,824
5,367	Ashland, Inc.	366,781
4,442	Cabot Corp.	187,586
2,991	Carpenter Technology Corp.	157,237
7,762	Commercial Metals Co.	115,576
2,231	Compass Minerals International, Inc.	207,416
3,357	Cytec Industries, Inc.	188,630
2,790	Domtar Corp.	285,919
2,107	Greif, Inc., Class A	139,315
2,997	Intrepid Potash, Inc.*	96,473
9,078	Louisiana-Pacific Corp.*	76,074
4,350	Lubrizol Corp.	585,075
3,090	Martin Marietta Materials, Inc.	264,689
1,239	Minerals Technologies, Inc.	84,252
650	NewMarket Corp.	113,243
5,363	Olin Corp.	128,819
6,949	Packaging Corp. of America	202,216
5,068	Reliance Steel & Aluminum Co.	261,053
4,612	Rock-Tenn Co., Class A	354,340
8,873	RPM International, Inc.	208,515
3,121	Scotts Miracle-Gro Co. (The), Class A	180,082
3,366	Sensient Technologies Corp.	128,076
3,321	Silgan Holdings, Inc.	149,080
6,808	Sonoco Products Co.	241,139
14,795	Steel Dynamics, Inc.	252,995
7,313	Temple-Inland, Inc.	173,611
6,513	Valspar Corp.	250,555
3,821	Worthington Industries, Inc.	83,412
		6,166,112
	Telecommunication Services - 0.2%

6,255	Telephone & Data Systems, Inc.	204,539
10,300	tw telecom, inc.*	223,510
		428,049
	Utilities - 2.7%

5,291	AGL Resources, Inc.	217,513
7,529	Alliant Energy Corp.	309,668
9,368	Aqua America, Inc.	213,309
6,155	Atmos Energy Corp.	205,269
2,667	Black Hills Corp.	82,730
4,129	Cleco Corp.	144,887
8,089	DPL, Inc.	244,045
9,212	Great Plains Energy, Inc.	195,018
6,441	Hawaiian Electric Industries, Inc.	159,930
3,380	IDACORP, Inc.	133,071
12,790	MDU Resources Group, Inc.	302,228
5,589	National Fuel Gas Co.	402,632
7,033	NSTAR	323,799
15,972	NV Energy, Inc.	251,878
6,629	OGE Energy Corp.	338,543
5,894	PNM Resources, Inc.	97,428
12,001	Questar Corp.	207,977
7,603	UGI Corp.	249,226
5,521	Vectren Corp.	155,803
7,709	Westar Energy, Inc.	209,608
3,442	WGL Holdings, Inc.	135,099
		4,579,661
	Total Common Stocks (Cost $74,913,273)	82,533,850

Principal Amount
	U.S. Government & Agency Securities (a) - 3.9%
	Federal Home Loan Bank
$5,262,400	0.00%, due 06/01/11	5,262,400
350,827	0.01%, due 06/01/11	350,827
877,063	0.02%, due 06/02/11	877,063
	Total U.S. Government & Agency Securities (Cost $6,490,290)	6,490,290

	Repurchase Agreements (a)(b) - 29.7%
49,516,678	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $49,517,015	49,516,678
	Total Repurchase Agreements (Cost $49,516,678)	49,516,678

	Total Investment Securities (Cost $130,920,241) — 83.0%	138,540,818
	Other assets less liabilities — 17.0%	28,370,791
	Net Assets — 100.0%	$166,911,609

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $47,778,022.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT               Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,421,633
Aggregate gross unrealized depreciation	(2,143,774)
Net unrealized appreciation	$7,277,859
Federal income tax cost of investments	$131,262,959

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap 400 Futures Contracts	233	06/17/11	$23,300,000	$759,724

Cash collateral in the amount of $1,697,260 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation

Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$51,068,833	$12,549,329

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	8,492,962	2,095,749

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	98,460,781	810,649

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	18,367,467	1,531,305

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	7,642,508	84,236

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	27,847,854	6,106,797

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	15,915,854	194,287

		$23,372,352

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

Ultra SmallCap600

Shares		Value
	Common Stocks (a) - 51.6%
	Consumer Discretionary - 7.6%

913	American Public Education, Inc.*	$39,971
1,328	Arbitron, Inc.	56,706
601	Arctic Cat, Inc.*	8,624
909	Audiovox Corp., Class A*	6,917
1,070	Big 5 Sporting Goods Corp.	10,165
71	Biglari Holdings, Inc.*	28,290
1,117	BJ’s Restaurants, Inc.*	57,224
716	Blue Nile, Inc.*	35,800
261	Blyth, Inc.	11,896
2,122	Brown Shoe Co., Inc.	21,878
4,352	Brunswick Corp.	94,351
1,284	Buckle, Inc. (The)	54,814
893	Buffalo Wild Wings, Inc.*	55,938
1,980	Cabela’s, Inc.*	48,629
1,209	California Pizza Kitchen, Inc.*	22,258
3,168	Callaway Golf Co.	21,447
800	Capella Education Co.*	38,672
2,830	Carter’s, Inc.*	89,711
1,461	Cato Corp. (The), Class A	39,768
997	CEC Entertainment, Inc.	40,568
1,274	Children’s Place Retail Stores, Inc. (The)*	64,006
1,760	Christopher & Banks Corp.	10,542
1,561	Coinstar, Inc.*	82,936
2,988	Coldwater Creek, Inc.*	5,617
4,198	Corinthian Colleges, Inc.*	16,204
1,137	Cracker Barrel Old Country Store, Inc.	53,871
4,341	CROCS, Inc.*	98,671
770	DineEquity, Inc.*	41,395
923	Drew Industries, Inc.	24,367
1,470	E.W. Scripps Co. (The), Class A*	12,613
1,391	Ethan Allen Interiors, Inc.	32,369
2,619	Finish Line (The), Class A	60,394
1,938	Fred’s, Inc., Class A	28,198
1,159	Genesco, Inc.*	52,143
1,168	Group 1 Automotive, Inc.	45,237
933	Haverty Furniture Cos., Inc.	10,384
1,509	Helen of Troy Ltd.*	48,876
1,371	Hibbett Sports, Inc.*	57,088
3,064	Hillenbrand, Inc.	69,706
2,188	HOT Topic, Inc.	17,045
1,924	HSN, Inc.*	67,744
3,571	Iconix Brand Group, Inc.*	88,204
1,988	Interval Leisure Group, Inc.*	26,957
2,490	Jack in the Box, Inc.*	55,303
1,325	Jakks Pacific, Inc.*	26,275
1,354	JoS. A. Bank Clothiers, Inc.*	77,313
1,060	Kid Brands, Inc.*	5,692
761	Kirkland’s, Inc.*	9,939
1,328	K-Swiss, Inc., Class A*	14,648
2,526	La-Z-Boy, Inc.*	27,963
1,072	Lithia Motors, Inc., Class A	19,189
7,663	Live Nation Entertainment, Inc.*	88,354
4,650	Liz Claiborne, Inc.*	30,364
1,151	Lumber Liquidators Holdings, Inc.*	31,042
914	M/I Homes, Inc.*	11,489
1,162	Maidenform Brands, Inc.*	35,011
1,046	Marcus Corp.	10,983
1,083	MarineMax, Inc.*	9,011
2,591	Men’s Wearhouse, Inc. (The)	89,208
1,579	Meritage Homes Corp.*	39,475
702	Midas, Inc.*	4,956
555	Monarch Casino & Resort, Inc.*	5,173
1,501	Monro Muffler Brake, Inc.	48,557
860	Movado Group, Inc.	14,242
1,343	Multimedia Games Holding Co., Inc.*	7,413
1,325	Nutrisystem, Inc.	18,762
923	O’Charleys, Inc.*	6,692
4,165	OfficeMax, Inc.*	34,819
682	Oxford Industries, Inc.	25,882
1,120	P.F. Chang’s China Bistro, Inc.	45,237
998	Papa John’s International, Inc.*	33,064
641	Peet’s Coffee & Tea, Inc.*	32,620
2,538	PEP Boys-Manny Moe & Jack	36,040
613	Perry Ellis International, Inc.*	19,129
1,138	PetMed Express, Inc.	14,578
3,036	Pinnacle Entertainment, Inc.*	44,113
2,396	Pool Corp.	72,455
483	Pre-Paid Legal Services, Inc.*	32,052
6,319	Quiksilver, Inc.*	29,447
768	Red Robin Gourmet Burgers, Inc.*	28,186
3,161	Ruby Tuesday, Inc.*	33,507
740	rue21, inc.*	25,042
1,496	Ruth’s Hospitality Group, Inc.*	8,004
2,714	Select Comfort Corp.*	44,347
2,632	Shuffle Master, Inc.*	28,662
1,679	Skechers U.S.A., Inc., Class A*	29,349
332	Skyline Corp.	6,059
1,708	Sonic Automotive, Inc., Class A	22,324
2,994	Sonic Corp.*	34,401
1,620	Spartan Motors, Inc.	7,760
1,820	Stage Stores, Inc.	32,833
970	Standard Motor Products, Inc.	14,647
4,869	Standard Pacific Corp.*	19,330
1,286	Stein Mart, Inc.	12,603
1,146	Steven Madden Ltd.*	63,878
941	Sturm Ruger & Co., Inc.	20,721
1,141	Superior Industries International, Inc.	24,999
2,878	Texas Roadhouse, Inc.	49,588
1,247	True Religion Apparel, Inc.*	36,649
1,767	Tuesday Morning Corp.*	8,729
729	Universal Electronics, Inc.*	18,582
1,028	Universal Technical Institute, Inc.	18,648
1,254	Vitamin Shoppe, Inc.*	51,075
827	Volcom, Inc.	20,237
1,429	Winnebago Industries, Inc.*	16,362
2,428	Wolverine World Wide, Inc.	94,983
1,189	Zale Corp.*	7,443
1,035	Zumiez, Inc.*	31,443
		3,715,075
	Consumer Staples - 2.1%

4,332	Alliance One International, Inc.*	16,808
903	Andersons, Inc. (The)	39,127
2,340	B&G Foods, Inc.	43,384
452	Boston Beer Co., Inc., Class A*	37,882
579	Calavo Growers, Inc.	12,819
644	Cal-Maine Foods, Inc.	19,198
1,861	Casey’s General Stores, Inc.	77,138
2,391	Central Garden and Pet Co., Class A*	24,053
5,731	Darling International, Inc.*	109,749
1,071	Diamond Foods, Inc.	79,715
2,110	Hain Celestial Group, Inc. (The)*	75,454
749	Inter Parfums, Inc.	16,688
696	J&J Snack Foods Corp.	35,858
659	Medifast, Inc.*	17,608
597	Nash Finch Co.	22,429
2,472	Prestige Brands Holdings, Inc.*	31,913

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
934	Sanderson Farms, Inc.	$41,012
447	Seneca Foods Corp., Class A*	12,261
2,299	Snyder’s-Lance, Inc.	48,877
1,105	Spartan Stores, Inc.	20,608
1,738	TreeHouse Foods, Inc.*	105,896
2,366	United Natural Foods, Inc.*	102,945
837	WD-40 Co.	35,472
		1,026,894
	Energy - 2.5%

1,139	Basic Energy Services, Inc.*	30,981
1,780	Bristow Group, Inc.	81,791
632	Contango Oil & Gas Co.*	39,159
892	GeoResources, Inc.*	22,095
703	Gulf Island Fabrication, Inc.	23,902
1,819	Gulfport Energy Corp.*	53,824
2,170	Holly Corp.	135,213
1,140	Hornbeck Offshore Services, Inc.*	30,769
7,530	ION Geophysical Corp.*	75,978
1,507	Lufkin Industries, Inc.	136,700
1,296	Matrix Service Co.*	17,327
2,235	Penn Virginia Corp.	32,609
1,151	Petroleum Development Corp.*	41,839
2,688	Petroquest Energy, Inc.*	21,477
2,661	Pioneer Drilling Co.*	38,957
1,051	SEACOR Holdings, Inc.	104,753
2,404	Stone Energy Corp.*	77,553
2,062	Swift Energy Co.*	80,892
3,757	Tetra Technologies, Inc.*	51,245
3,414	World Fuel Services Corp.	124,884
		1,221,948
	Financials - 10.0%

1,971	Acadia Realty Trust (REIT)	40,701
892	AMERISAFE, Inc.*	20,641
2,228	Bank Mutual Corp.	9,090
638	Bank of the Ozarks, Inc.	31,013
6,427	BioMed Realty Trust, Inc. (REIT)	131,689
3,748	Boston Private Financial Holdings, Inc.	24,737
2,905	Brookline Bancorp, Inc.	25,361
981	Calamos Asset Management, Inc., Class A	14,705
1,455	Cash America International, Inc.	75,747
2,252	Cedar Shopping Centers, Inc. (REIT)	11,936
754	City Holding Co.	24,331
3,969	Colonial Properties Trust (REIT)	83,746
1,932	Columbia Banking System, Inc.	34,757
1,814	Community Bank System, Inc.	45,495
2,675	Delphi Financial Group, Inc., Class A	78,030
8,190	DiamondRock Hospitality Co. (REIT)	94,185
1,337	Dime Community Bancshares, Inc.	18,745
1,322	EastGroup Properties, Inc. (REIT)	62,015
1,103	eHealth, Inc.*	14,626
1,887	Employers Holdings, Inc.	31,343
2,286	Entertainment Properties Trust (REIT)	111,054
4,563	Extra Space Storage, Inc. (REIT)	99,291
2,449	EZCORP, Inc., Class A*	80,303
1,037	First BanCorp./Puerto Rico*	5,247
1,538	First Cash Financial Services, Inc.*	64,211
4,693	First Commonwealth Financial Corp.	27,454
2,847	First Financial Bancorp	45,552
1,024	First Financial Bankshares, Inc.	54,129
3,643	First Midwest Bancorp, Inc./IL	44,590
5,925	FNB Corp./PA	62,509
1,763	Forestar Group, Inc.*	32,139
3,475	Franklin Street Properties Corp. (REIT)	47,573
1,229	Getty Realty Corp. (REIT)	31,892
3,540	Glacier Bancorp, Inc.	50,339
1,689	Hancock Holding Co.	54,572
7,439	Hanmi Financial Corp.*	8,927
3,565	Healthcare Realty Trust, Inc. (REIT)	78,501
1,061	Home Bancshares, Inc./AR	25,443
1,863	Home Properties, Inc. (REIT)	115,320
1,951	Horace Mann Educators Corp.	31,840
1,040	Independent Bank Corp./MA	30,826
613	Infinity Property & Casualty Corp.	32,587
3,768	Inland Real Estate Corp. (REIT)	34,402
2,071	Interactive Brokers Group, Inc., Class A	35,538
2,040	Investment Technology Group, Inc.*	30,886
2,840	Kilroy Realty Corp. (REIT)	117,775
3,108	Kite Realty Group Trust (REIT)	15,571
1,803	LaBranche & Co., Inc.*	7,284
4,074	LaSalle Hotel Properties (REIT)	113,990
6,622	Lexington Realty Trust (REIT)	62,512
1,461	LTC Properties, Inc. (REIT)	43,129
2,611	Meadowbrook Insurance Group, Inc.	25,770
5,470	Medical Properties Trust, Inc. (REIT)	67,609
1,752	Mid-America Apartment Communities, Inc. (REIT)	120,100
1,836	Nara Bancorp, Inc.*	15,588
2,172	National Financial Partners Corp.*	28,388
6,008	National Penn Bancshares, Inc.	45,360
4,108	National Retail Properties, Inc. (REIT)	105,904
606	Navigators Group, Inc. (The)*	28,979
1,694	NBT Bancorp, Inc.	37,251
4,643	Old National Bancorp/IN	50,144
2,087	optionsXpress Holdings, Inc.	38,192
1,077	Parkway Properties, Inc./MD (REIT)	19,774
2,719	Pennsylvania Real Estate Investment Trust (REIT)	46,658
1,667	Pinnacle Financial Partners, Inc.*	25,855
766	Piper Jaffray Cos.*	25,446
839	Portfolio Recovery Associates, Inc.*	72,674
2,414	Post Properties, Inc. (REIT)	101,629
997	Presidential Life Corp.	10,518
2,883	PrivateBancorp, Inc.	47,195
1,496	ProAssurance Corp.*	105,184
4,823	Prospect Capital Corp.	56,477
2,531	Provident Financial Services, Inc.	36,168
920	PS Business Parks, Inc. (REIT)	52,891
815	RLI Corp.	49,104
1,220	S&T Bancorp, Inc.	22,729
748	Safety Insurance Group, Inc.	33,585
571	Saul Centers, Inc. (REIT)	22,794
2,645	Selective Insurance Group, Inc.	43,828
1,994	Signature Bank/NY*	113,498
834	Simmons First National Corp., Class A	21,801
1,355	Sovran Self Storage, Inc. (REIT)	56,856
1,499	Sterling Bancorp/NY	14,300

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,009	Sterling Bancshares, Inc./TX	$42,526
904	Stewart Information Services Corp.	9,465
2,518	Stifel Financial Corp.*	101,400
6,376	Susquehanna Bancshares, Inc.	55,599
1,373	SWS Group, Inc.	8,924
3,978	Tanger Factory Outlet Centers (REIT)	109,236
1,820	Texas Capital Bancshares, Inc.*	45,555
397	Tompkins Financial Corp.	15,384
2,035	Tower Group, Inc.	49,450
1,967	TradeStation Group, Inc.*	19,159
3,776	TrustCo Bank Corp NY	22,354
1,475	UMB Financial Corp.	62,909
5,632	Umpqua Holdings Corp.	67,471
1,884	United Bankshares, Inc.	45,687
4,561	United Community Banks, Inc./GA*	9,989
1,031	United Fire & Casualty Co.	19,548
621	Universal Health Realty Income Trust (REIT)	26,895
1,124	Urstadt Biddle Properties, Inc., Class A (REIT)	21,536
4,742	Whitney Holding Corp./LA	63,685
2,780	Wilshire Bancorp, Inc.*	8,701
1,714	Wintrust Financial Corp.	55,654
779	World Acceptance Corp.*	51,944
		4,923,599
	Health Care - 6.7%

1,104	Abaxis, Inc.*	34,368
3,490	Affymetrix, Inc.*	21,254
547	Air Methods Corp.*	33,394
3,379	Align Technology, Inc.*	82,785
408	Almost Family, Inc.*	12,326
1,444	Amedisys, Inc.*	45,197
3,767	American Medical Systems Holdings, Inc.*	112,784
2,435	AMERIGROUP Corp.*	172,666
1,907	AMN Healthcare Services, Inc.*	16,496
1,535	Amsurg Corp.*	39,772
637	Analogic Corp.	34,048
2,119	Arqule, Inc.*	15,299
1,183	Bio-Reference Labs, Inc.*	29,492
1,439	Cambrex Corp.*	7,037
646	Cantel Medical Corp.	15,317
2,435	Centene Corp.*	84,738
1,036	Chemed Corp.	70,003
538	Computer Programs & Systems, Inc.	33,759
1,398	CONMED Corp.*	39,563
321	Corvel Corp.*	16,994
1,522	Cross Country Healthcare, Inc.*	11,674
1,424	CryoLife, Inc.*	7,989
2,916	Cubist Pharmaceuticals, Inc.*	112,353
1,196	Cyberonics, Inc.*	39,049
1,047	Emergent Biosolutions, Inc.*	26,154
631	Ensign Group, Inc. (The)	18,867
1,630	Enzo Biochem, Inc.*	6,520
2,068	eResearchTechnology, Inc.*	13,111
1,463	Gentiva Health Services, Inc.*	35,814
1,144	Greatbatch, Inc.*	33,119
1,247	Haemonetics Corp.*	84,335
1,628	Hanger Orthopedic Group, Inc.*	40,944
3,200	Healthspring, Inc.*	140,320
1,673	Healthways, Inc.*	27,119
492	Hi-Tech Pharmacal Co., Inc.*	13,806
1,367	HMS Holdings Corp.*	106,708
583	ICU Medical, Inc.*	25,279
1,013	Integra LifeSciences Holdings Corp.*	51,957
1,594	Invacare Corp.	53,527
801	IPC The Hospitalist Co., Inc.*	40,675
731	Kendle International, Inc.*	11,002
423	Kensey Nash Corp.*	11,129
460	Landauer, Inc.	27,471
915	LCA-Vision, Inc.*	5,197
769	LHC Group, Inc.*	20,748
1,535	Magellan Health Services, Inc.*	81,263
993	MedCath Corp.*	13,465
1,998	Meridian Bioscience, Inc.	47,672
1,728	Merit Medical Systems, Inc.*	33,903
1,265	Molina Healthcare, Inc.*	34,369
614	MWI Veterinary Supply, Inc.*	51,760
1,418	Natus Medical, Inc.*	23,808
1,134	Neogen Corp.*	50,849
1,589	Omnicell, Inc.*	24,486
909	Palomar Medical Technologies, Inc.*	12,890
1,770	Par Pharmaceutical Cos., Inc.*	60,817
2,893	Parexel International Corp.*	72,817
1,458	PharMerica Corp.*	17,992
2,714	PSS World Medical, Inc.*	79,303
936	Quality Systems, Inc.	80,571
3,053	Questcor Pharmaceuticals, Inc.*	70,433
3,618	Regeneron Pharmaceuticals, Inc.*	217,152
1,219	RehabCare Group, Inc.*	45,810
2,845	Salix Pharmaceuticals Ltd.*	113,885
3,494	Savient Pharmaceuticals, Inc.*	29,664
856	SurModics, Inc.*	12,463
1,768	Symmetry Medical, Inc.*	18,069
3,826	ViroPharma, Inc.*	74,033
1,636	West Pharmaceutical Services, Inc.	76,041
1,062	Zoll Medical Corp.*	64,580
		3,290,254
	Industrials - 8.0%

1,641	A. O. Smith Corp.	68,052
578	AAON, Inc.	19,479
1,946	AAR Corp.	51,355
2,335	ABM Industries, Inc.	53,191
3,360	Actuant Corp., Class A	84,470
730	Aerovironment, Inc.*	22,039
1,356	Albany International Corp., Class A	37,426
746	Allegiant Travel Co.*	34,025
442	American Science & Engineering, Inc.	38,246
1,373	Apogee Enterprises, Inc.	18,179
1,853	Applied Industrial Technologies, Inc.	66,004
1,244	Arkansas Best Corp.	30,466
980	Astec Industries, Inc.*	36,770
611	AZZ, Inc.	26,957
737	Badger Meter, Inc.	27,431
2,207	Barnes Group, Inc.	53,211
2,317	Belden, Inc.	83,273
2,580	Brady Corp., Class A	88,933
2,454	Briggs & Stratton Corp.	51,166
452	Cascade Corp.	18,365
619	CDI Corp.	8,697
1,218	Ceradyne, Inc.*	54,518
840	CIRCOR International, Inc.	37,220
2,475	CLARCOR, Inc.	105,460
1,872	Comfort Systems USA, Inc.	19,413
490	Consolidated Graphics, Inc.*	27,043

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
774	Cubic Corp.	$39,660
2,272	Curtiss-Wright Corp.	77,498
1,484	Dolan Co. (The)*	15,552
1,714	Dycom Industries, Inc.*	29,292
3,271	EMCOR Group, Inc.*	99,340
933	Encore Wire Corp.	22,663
1,011	EnPro Industries, Inc.*	46,081
1,299	ESCO Technologies, Inc.	48,803
1,495	Esterline Technologies Corp.*	113,052
682	Exponent, Inc.*	29,244
3,040	Federal Signal Corp.	19,973
1,424	Forward Air Corp.	49,982
910	G&K Services, Inc., Class A	28,783
2,829	GenCorp, Inc.*	17,766
3,161	Geo Group, Inc. (The)*	77,729
1,486	Gibraltar Industries, Inc.*	19,407
2,285	Griffon Corp.*	24,198
3,227	Healthcare Services Group, Inc.	55,053
2,491	Heartland Express, Inc.	41,400
858	Heidrick & Struggles International, Inc.	17,975
1,828	HUB Group, Inc., Class A*	69,756
1,264	II-VI, Inc.*	71,871
1,932	Insituform Technologies, Inc., Class A*	49,865
1,111	Insperity, Inc.	34,952
3,153	Interface, Inc., Class A	60,695
1,383	John Bean Technologies Corp.	27,162
1,275	Kaman Corp.	46,002
1,609	Kaydon Corp.	58,519
1,366	Kelly Services, Inc., Class A*	24,083
3,041	Knight Transportation, Inc.	52,001
199	Lawson Products, Inc.	3,751
613	Lindsay Corp.	41,120
839	Lydall, Inc.*	10,034
2,202	Mobile Mini, Inc.*	49,545
2,233	Moog, Inc., Class A*	91,665
1,848	Mueller Industries, Inc.	68,709
253	National Presto Industries, Inc.	26,527
2,531	Navigant Consulting, Inc.*	25,563
830	NCI Building Systems, Inc.*	9,014
2,063	Old Dominion Freight Line, Inc.*	77,012
1,788	On Assignment, Inc.*	19,972
2,860	Orbital Sciences Corp.*	53,797
1,322	Orion Marine Group, Inc.*	14,066
430	Powell Industries, Inc.*	14,770
1,839	Quanex Building Products Corp.	36,486
2,227	Robbins & Myers, Inc.	98,122
788	School Specialty, Inc.*	12,119
2,527	SFN Group, Inc.*	26,256
1,966	Simpson Manufacturing Co., Inc.	55,087
2,644	Skywest, Inc.	40,797
627	Standard Register Co. (The)	2,126
612	Standex International Corp.	20,331
2,003	SYKES Enterprises, Inc.*	43,325
1,797	Teledyne Technologies, Inc.*	88,233
3,055	Tetra Tech, Inc.*	74,328
1,522	Toro Co. (The)	97,225
1,109	Tredegar Corp.	21,503
2,168	TrueBlue, Inc.*	31,740
720	Unifirst Corp.	38,606
1,135	United Stationers, Inc.	84,013
953	Universal Forest Products, Inc.	27,856
1,005	Viad Corp.	22,733
965	Vicor Corp.	15,980
1,436	Watts Water Technologies, Inc., Class A	50,246
		3,922,403
	Information Technology - 9.9%

1,897	Advanced Energy Industries, Inc.*	28,170
1,007	Agilysys, Inc.*	6,858
1,392	Anixter International, Inc.	94,224
5,955	Arris Group, Inc.*	67,232
1,548	ATMI, Inc.*	29,706
1,419	Avid Technology, Inc.*	24,790
570	Bel Fuse, Inc., Class B	11,155
3,032	Benchmark Electronics, Inc.*	52,393
860	Black Box Corp.	28,346
2,182	Blackbaud, Inc.	61,423
2,148	Blue Coat Systems, Inc.*	49,297
1,629	Bottomline Technologies, Inc.*	42,354
3,354	Brightpoint, Inc.*	30,320
3,185	Brooks Automation, Inc.*	36,118
1,132	Cabot Microelectronics Corp.*	56,883
1,491	CACI International, Inc., Class A*	95,171
1,482	Cardtronics, Inc.*	32,811
1,095	CEVA, Inc.*	37,591
1,940	Checkpoint Systems, Inc.*	35,133
3,481	Ciber, Inc.*	21,234
3,315	Cirrus Logic, Inc.*	54,532
2,022	Cognex Corp.	71,356
1,154	Cohu, Inc.	15,233
2,142	CommVault Systems, Inc.*	88,550
1,248	comScore, Inc.*	35,031
1,348	Comtech Telecommunications Corp.	37,461
1,698	CSG Systems International, Inc.*	32,415
1,665	CTS Corp.	17,050
1,473	Cymer, Inc.*	70,513
1,754	Daktronics, Inc.	18,855
2,004	DealerTrack Holdings, Inc.*	46,433
1,178	DG FastChannel, Inc.*	41,678
1,223	Digi International, Inc.*	14,419
1,780	Diodes, Inc.*	51,976
1,132	DSP Group, Inc.*	9,350
850	DTS, Inc.*	39,168
1,875	Ebix, Inc.*	37,125
1,149	Electro Scientific Industries, Inc.*	20,682
753	EMS Technologies, Inc.*	19,646
1,537	EPIQ Systems, Inc.	22,994
2,141	Exar Corp.*	13,617
792	FARO Technologies, Inc.*	35,450
1,891	FEI Co.*	73,768
726	Forrester Research, Inc.	27,544
1,238	Gerber Scientific, Inc.*	11,996
4,859	Harmonic, Inc.*	37,852
1,884	Heartland Payment Systems, Inc.	35,834
1,226	Hittite Microwave Corp.*	77,753
1,150	Hutchinson Technology, Inc.*	2,875
1,435	iGate Corp.	26,476
1,757	Infospace, Inc.*	16,340
2,274	Insight Enterprises, Inc.*	38,135
859	Integral Systems, Inc.*	10,196
664	Interactive Intelligence, Inc.*	24,110
2,394	Intermec, Inc.*	28,920
1,091	Intevac, Inc.*	12,950
2,268	j2 Global Communications, Inc.*	65,749
2,071	JDA Software Group, Inc.*	68,405
1,465	Knot, Inc. (The)*	15,031
3,301	Kopin Corp.*	17,198
3,502	Kulicke & Soffa Industries, Inc.*	42,549

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
836	Liquidity Services, Inc.*	$17,523
1,105	Littelfuse, Inc.	66,300
2,202	LivePerson, Inc.*	26,116
810	LogMeIn, Inc.*	35,251
900	LoJack Corp.*	3,951
1,068	Manhattan Associates, Inc.*	38,395
839	MAXIMUS, Inc.	70,308
1,478	Mercury Computer Systems, Inc.*	28,259
1,831	Methode Electronics, Inc.	21,899
2,453	Micrel, Inc.	28,872
4,206	Microsemi Corp.*	92,742
403	MicroStrategy, Inc., Class A*	58,915
2,537	MKS Instruments, Inc.	66,723
1,732	Monolithic Power Systems, Inc.*	29,964
1,391	Monotype Imaging Holdings, Inc.*	19,822
752	MTS Systems Corp.	30,817
383	NCI, Inc., Class A*	8,694
1,783	Netgear, Inc.*	74,619
1,739	Netscout Systems, Inc.*	40,345
1,478	Network Equipment Technologies, Inc.*	4,050
1,801	Newport Corp.*	32,760
1,525	Novatel Wireless, Inc.*	8,143
973	Oplink Communications, Inc.*	17,981
929	OSI Systems, Inc.*	37,141
1,011	Park Electrochemical Corp.	30,441
950	PC-Tel, Inc.*	6,574
1,478	Perficient, Inc.*	16,480
1,259	Pericom Semiconductor Corp.*	11,608
1,857	Plexus Corp.*	69,229
1,409	Power Integrations, Inc.	51,879
3,291	Progress Software Corp.*	89,087
2,020	Pulse Electronics Corp.	9,938
1,650	Radiant Systems, Inc.*	34,650
1,181	Radisys Corp.*	10,192
1,168	RightNow Technologies, Inc.*	38,661
1,399	Rofin-Sinar Technologies, Inc.*	50,560
774	Rogers Corp.*	36,324
1,530	Rudolph Technologies, Inc.*	17,947
1,329	ScanSource, Inc.*	47,086
1,374	Sigma Designs, Inc.*	12,352
1,501	Smith Micro Software, Inc.*	7,970
1,393	Sourcefire, Inc.*	37,207
570	Stamps.com, Inc.	7,091
1,122	Standard Microsystems Corp.*	30,092
586	StarTek, Inc.*	2,725
1,034	Stratasys, Inc.*	36,397
1,244	Super Micro Computer, Inc.*	20,874
636	Supertex, Inc.*	13,903
2,164	Symmetricom, Inc.*	12,270
1,672	Synaptics, Inc.*	46,900
1,231	Synchronoss Technologies, Inc.*	39,515
1,175	SYNNEX Corp.*	38,469
4,195	Take-Two Interactive Software, Inc.*	68,756
2,014	Taleo Corp., Class A*	75,183
3,353	Tekelec*	30,512
1,369	TeleTech Holdings, Inc.*	24,779
2,503	Tessera Technologies, Inc.*	43,302
3,331	THQ, Inc.*	13,757
7,980	TriQuint Semiconductor, Inc.*	103,341
2,127	TTM Technologies, Inc.*	35,223
1,243	Tyler Technologies, Inc.*	31,585
1,230	Ultratech, Inc.*	39,077
4,277	United Online, Inc.	26,004
1,992	Veeco Instruments, Inc.*	114,719
2,043	Viasat, Inc.*	90,444
1,196	Volterra Semiconductor Corp.*	29,505
1,992	Websense, Inc.*	49,501
1,885	Wright Express Corp.*	101,715
		4,831,838
	Materials - 2.5%

1,551	A. Schulman, Inc.	39,535
823	A.M. Castle & Co.*	15,209
1,245	AMCOL International Corp.	45,716
1,002	American Vanguard Corp.	11,974
1,235	Arch Chemicals, Inc.	44,645
1,411	Balchem Corp.	60,885
1,895	Buckeye Technologies, Inc.	48,266
2,766	Calgon Carbon Corp.*	47,714
2,775	Century Aluminum Co.*	44,788
566	Clearwater Paper Corp.*	39,105
531	Deltic Timber Corp.	30,538
2,168	Eagle Materials, Inc.	62,460
2,405	H.B. Fuller Co.	53,607
422	Hawkins, Inc.	18,378
2,975	Headwaters, Inc.*	10,888
726	Kaiser Aluminum Corp.	38,289
1,880	KapStone Paper and Packaging Corp.*	30,926
1,014	Koppers Holdings, Inc.	40,692
788	LSB Industries, Inc.*	37,304
999	Materion Corp.*	39,630
1,709	Myers Industries, Inc.	17,893
720	Neenah Paper, Inc.	16,697
440	Olympic Steel, Inc.	12,901
1,520	OM Group, Inc.*	56,666
4,612	PolyOne Corp.	70,241
617	Quaker Chemical Corp.	26,877
1,479	RTI International Metals, Inc.*	56,394
847	Schweitzer-Mauduit International, Inc.	44,620
377	Stepan Co.	25,308
2,016	STR Holdings, Inc.*	31,873
1,366	Texas Industries, Inc.	57,222
2,412	Wausau Paper Corp.	16,546
1,067	Zep, Inc.	19,878
		1,213,665
	Telecommunication Services - 0.3%

444	Atlantic Tele-Network, Inc.	16,974
1,490	Cbeyond, Inc.*	21,397
9,906	Cincinnati Bell, Inc.*	31,501
1,935	General Communication, Inc., Class A*	23,897
1,623	Neutral Tandem, Inc.*	27,542
1,474	NTELOS Holdings Corp.	30,733
1,090	USA Mobility, Inc.	17,723
		169,767
	Utilities - 2.0%

1,528	Allete, Inc.	60,937
912	American States Water Co.	31,537
2,814	Avista Corp.	70,153
652	Central Vermont Public Service Corp.	22,364
777	CH Energy Group, Inc.	41,919
2,091	El Paso Electric Co.*	65,114
1,097	Laclede Group, Inc. (The)	41,258
2,031	New Jersey Resources Corp.	93,588
1,306	Northwest Natural Gas Co.	58,992
1,780	NorthWestern Corp.	58,865
3,552	Piedmont Natural Gas Co., Inc.	111,781

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,469	South Jersey Industries, Inc.	$82,220
2,246	Southwest Gas Corp.	87,729
2,475	UIL Holdings Corp.	81,997
1,795	UniSource Energy Corp.	68,012
		976,466
	Total Common Stocks
	(Cost $21,374,638)	25,291,909

Principal Amount
	U.S. Government & Agency Securities (a) - 2.5%
	Federal Home Loan Bank
$1,012,511	0.00%, due 06/01/11	1,012,511
67,501	0.01%, due 06/01/11	67,501
168,751	0.02%, due 06/02/11	168,751
	Total U.S. Government & Agency Securities (Cost $1,248,763)	1,248,763

	Repurchase Agreements (a)(b) - 20.6%
10,071,278	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $10,071,348	10,071,278
	Total Repurchase Agreements (Cost $10,071,278)	10,071,278

	Total Investment Securities (Cost $32,694,679) — 74.7%	36,611,950
	Other assets less liabilities — 25.3%	12,388,409
	Net Assets — 100.0%	$49,000,359

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $16,996,595.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,860,445
Aggregate gross unrealized depreciation	(2,999,356)
Net unrealized appreciation	$1,861,089
Federal income tax cost of investments	$34,750,861

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$29,246,254	$8,116,780

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	7,109,915	151,106

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	13,467,603	157,419

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	2,499,788	690,404

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600™ Index	6,981,940	146,857

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	13,406,807	3,124,524

		$12,387,090

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

Ultra Russell2000

Shares		Value
	Common Stocks (a) - 56.5%
	Consumer Discretionary - 7.4%

3,126	1-800-Flowers.com, Inc., Class A*	$9,691
5,525	99 Cents Only Stores*	114,146
2,162	A.H. Belo Corp., Class A	15,675
3,072	AFC Enterprises, Inc.*	50,934
2,164	Ambassadors Group, Inc.	20,601
4,773	American Apparel, Inc.*	5,012
7,213	American Axle & Manufacturing Holdings, Inc.*	83,382
4,752	American Greetings Corp., Class A	114,048
2,209	American Public Education, Inc.*	96,710
1,128	America’s Car-Mart, Inc.*	31,866
2,597	Amerigon, Inc.*	43,188
1,770	Ameristar Casinos, Inc.	39,754
6,530	Ann, Inc.*	183,819
3,200	Arbitron, Inc.	136,640
1,409	Archipelago Learning, Inc.*	14,949
1,457	Arctic Cat, Inc.*	20,908
3,490	Asbury Automotive Group, Inc.*	58,632
7,137	Ascena Retail Group, Inc.*	238,804
1,718	Ascent Media Corp., Class A*	82,412
2,082	Audiovox Corp., Class A*	15,844
1,705	Ballantyne Strong, Inc.*	9,701
4,636	Barnes & Noble, Inc.	90,958
527	Beasley Broadcasting Group, Inc., Class A*	2,614
8,978	Beazer Homes USA, Inc.*	37,797
3,932	bebe stores, inc.	26,069
10,963	Belo Corp., Class A*	87,046
2,618	Big 5 Sporting Goods Corp.	24,871
172	Biglari Holdings, Inc.*	68,533
2,702	BJ’s Restaurants, Inc.*	138,423
1,517	Blue Nile, Inc.*	75,850
1,727	Bluegreen Corp.*	5,941
646	Blyth, Inc.	29,445
3,664	Bob Evans Farms, Inc.	114,866
691	Body Central Corp.*	16,750
1,413	Bon-Ton Stores, Inc. (The)	15,020
847	Books-A-Million, Inc.	3,193
6,483	Boyd Gaming Corp.*	61,200
1,282	Bravo Brio Restaurant Group, Inc.*	28,460
2,343	Bridgepoint Education, Inc.*	55,037
5,220	Brown Shoe Co., Inc.	53,818
10,642	Brunswick Corp.	230,719
3,140	Buckle, Inc. (The)	134,047
2,182	Buffalo Wild Wings, Inc.*	136,680
1,949	Build-A-Bear Workshop, Inc.*	13,058
4,833	Cabela’s, Inc.*	118,698
2,320	California Pizza Kitchen, Inc.*	42,711
7,740	Callaway Golf Co.	52,400
1,993	Cambium Learning Group, Inc.*	6,617
1,891	Capella Education Co.*	91,411
873	Caribou Coffee Co., Inc.*	9,280
1,216	Carmike Cinemas, Inc.*	8,828
1,492	Carrols Restaurant Group, Inc.*	13,950
7,141	Carter’s, Inc.*	226,370
5,010	Casual Male Retail Group, Inc.*	21,794
3,347	Cato Corp. (The), Class A	91,105
786	Cavco Industries, Inc.*	33,924
2,469	CEC Entertainment, Inc.	100,464
13,928	Charming Shoppes, Inc.*	57,662
7,261	Cheesecake Factory, Inc. (The)*	230,682
927	Cherokee, Inc.	17,724
3,123	Children’s Place Retail Stores, Inc. (The)*	156,900
4,304	Christopher & Banks Corp.	25,781
1,367	Churchill Downs, Inc.	59,711
6,842	Cinemark Holdings, Inc.	148,813
1,783	Citi Trends, Inc.*	29,776
6,679	CKX, Inc.*	36,534
3,813	Coinstar, Inc.*	202,585
7,261	Coldwater Creek, Inc.*	13,651
7,396	Collective Brands, Inc.*	115,378
1,372	Columbia Sportswear Co.	90,003
1,778	Conn’s, Inc.*	11,041
7,360	Cooper Tire & Rubber Co.	177,818
1,356	Core-Mark Holding Co., Inc.*	48,463
10,593	Corinthian Colleges, Inc.*	40,889
629	CPI Corp.	9,014
2,864	Cracker Barrel Old Country Store, Inc.	135,696
10,313	CROCS, Inc.*	234,414
3,014	Crown Media Holdings, Inc., Class A*	6,149
895	CSS Industries, Inc.	16,495
1,063	Culp, Inc.*	9,482
2,621	Cumulus Media, Inc., Class A*	10,432
16,826	Dana Holding Corp.*	304,887
4,651	Deckers Outdoor Corp.*	423,706
719	Delta Apparel, Inc.*	11,957
11,927	Denny’s Corp.*	48,781
1,199	Destination Maternity Corp.	24,723
6,012	Dex One Corp.*	14,068
4,379	Dillard’s, Inc., Class A	246,056
2,154	DineEquity, Inc.*	115,799
4,446	Domino’s Pizza, Inc.*	110,794
1,361	Dorman Products, Inc.*	51,527
2,289	Drew Industries, Inc.	60,430
11,154	Drugstore.com, Inc.*	42,329
2,907	DSW, Inc., Class A*	145,786
4,003	E.W. Scripps Co. (The), Class A*	34,346
32,296	Eastman Kodak Co.*	107,869
671	Einstein Noah Restaurant Group, Inc.	10,065
3,048	Empire Resorts, Inc.*	1,768
2,827	Entercom Communications Corp., Class A*	26,206
5,840	Entravision Communications Corp., Class A*	12,089
2,964	Ethan Allen Interiors, Inc.	68,972
9,086	Exide Technologies*	89,588
1,921	Express, Inc.	40,572
6,110	Finish Line (The), Class A	140,897
783	Fisher Communications, Inc.*	23,333
4,725	Fred’s, Inc., Class A	68,749
1,940	Fuel Systems Solutions, Inc.*	48,384
5,627	Furniture Brands International, Inc.*	26,953
1,853	G-III Apparel Group Ltd.*	79,531
1,911	Gaiam, Inc., Class A	9,823
4,167	Gaylord Entertainment Co.*	134,386
2,891	Genesco, Inc.*	130,066
2,094	Global Sources Ltd.*	24,228
644	Gordmans Stores, Inc.*	11,199
3,725	Grand Canyon Education, Inc.*	48,052
5,824	Gray Television, Inc.*	15,434
2,950	Group 1 Automotive, Inc.	114,253
4,657	Harte-Hanks, Inc.	38,187
2,188	Haverty Furniture Cos., Inc.	24,352
3,685	Helen of Troy Ltd.*	119,357

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,582	hhgregg, Inc.*	$24,474
3,463	Hibbett Sports, Inc.*	144,199
1,295	Hooker Furniture Corp.	14,245
5,350	HOT Topic, Inc.	41,676
7,397	Hovnanian Enterprises, Inc., Class A*	19,528
4,668	HSN, Inc.*	164,360
8,677	Iconix Brand Group, Inc.*	214,322
4,786	Interval Leisure Group, Inc.*	64,898
2,664	iRobot Corp.*	89,510
2,223	Isle of Capri Casinos, Inc.*	19,607
6,207	Jack in the Box, Inc.*	137,857
3,354	Jakks Pacific, Inc.*	66,510
7,145	Jamba, Inc.*	16,433
5,103	Joe’s Jeans, Inc.*	4,249
524	Johnson Outdoors, Inc., Class A*	8,358
10,474	Jones Group, Inc. (The)	128,725
3,309	JoS. A. Bank Clothiers, Inc.*	188,944
5,045	Journal Communications, Inc., Class A*	27,193
3,019	K12, Inc.*	105,061
916	Kenneth Cole Productions, Inc., Class A*	11,441
1,510	Kid Brands, Inc.*	8,109
2,011	Kirkland’s, Inc.*	26,264
3,667	Knology, Inc.*	57,242
7,019	Krispy Kreme Doughnuts, Inc.*	58,960
3,149	K-Swiss, Inc., Class A*	34,733
564	Lacrosse Footwear, Inc.	8,370
6,196	La-Z-Boy, Inc.*	68,590
4,063	Leapfrog Enterprises, Inc.*	18,405
739	Learning Tree International, Inc.	7,006
5,394	Lee Enterprises, Inc.*	6,473
2,366	Libbey, Inc.*	37,454
5,019	Life Time Fitness, Inc.*	184,649
1,112	Lifetime Brands, Inc.	12,755
3,660	LIN TV Corp., Class A*	17,348
1,683	Lincoln Educational Services Corp.	24,622
8,167	Lions Gate Entertainment Corp.*	48,430
2,604	Lithia Motors, Inc., Class A	46,612
16,913	Live Nation Entertainment, Inc.*	195,007
11,360	Liz Claiborne, Inc.*	74,181
3,011	LodgeNet Interactive Corp.*	10,960
2,672	Lumber Liquidators Holdings, Inc.*	72,064
2,227	M/I Homes, Inc.*	27,993
1,404	Mac-Gray Corp.	21,594
2,755	Maidenform Brands, Inc.*	83,008
2,448	Marcus Corp.	25,704
1,195	Marine Products Corp.*	7,517
2,793	MarineMax, Inc.*	23,238
3,192	Martha Stewart Living Omnimedia, Class A*	16,694
3,631	Matthews International Corp., Class A	141,936
7,166	McClatchy Co. (The), Class A*	21,641
1,784	McCormick & Schmick’s Seafood Restaurants, Inc.*	16,324
2,649	Media General, Inc., Class A*	13,007
6,326	Men’s Wearhouse, Inc. (The)	217,804
3,856	Meritage Homes Corp.*	96,400
1,713	Midas, Inc.*	12,094
5,561	Modine Manufacturing Co.*	88,309
1,062	Monarch Casino & Resort, Inc.*	9,898
3,579	Monro Muffler Brake, Inc.	115,781
2,600	Morgans Hotel Group Co.*	21,710
1,869	Movado Group, Inc.	30,951
3,297	Multimedia Games Holding Co., Inc.*	18,199
937	National American University Holdings, Inc.	7,056
6,371	National CineMedia, Inc.	113,468
3,022	New York & Co., Inc.*	16,017
1,285	Nexstar Broadcasting Group, Inc., Class A*	8,866
3,233	Nutrisystem, Inc.	45,779
2,153	O’Charleys, Inc.*	15,609
10,196	OfficeMax, Inc.*	85,239
2,371	Orbitz Worldwide, Inc.*	5,453
12,306	Orient-Express Hotels Ltd., Class A*	143,857
1,413	Outdoor Channel Holdings, Inc.*	8,619
1,766	Overstock.com, Inc.*	25,660
1,665	Oxford Industries, Inc.	63,187
2,784	P.F. Chang’s China Bistro, Inc.	112,446
7,985	Pacific Sunwear of California, Inc.*	25,472
2,382	Papa John’s International, Inc.*	78,916
1,410	Peet’s Coffee & Tea, Inc.*	71,755
5,317	Penske Automotive Group, Inc.	110,381
6,305	PEP Boys-Manny Moe & Jack	89,531
1,391	Perry Ellis International, Inc.*	43,406
2,764	PetMed Express, Inc.	35,407
12,567	Pier 1 Imports, Inc.*	149,799
7,277	Pinnacle Entertainment, Inc.*	105,735
3,742	Polaris Industries, Inc.	412,930
5,955	Pool Corp.	180,079
902	Pre-Paid Legal Services, Inc.*	59,857
2,009	PRIMEDIA, Inc.	14,143
2,241	Princeton Review, Inc.*	493
15,577	Quiksilver, Inc.*	72,589
1,015	R.G. Barry Corp.	12,078
3,767	Radio One, Inc., Class D*	8,626
577	ReachLocal, Inc.*	12,111
1,451	Red Lion Hotels Corp.*	11,782
1,875	Red Robin Gourmet Burgers, Inc.*	68,812
6,904	Regis Corp.	103,077
7,910	Rent-A-Center, Inc.	256,759
1,125	Rentrak Corp.*	23,141
7,753	Ruby Tuesday, Inc.*	82,182
1,765	rue21, inc.*	59,728
3,602	Ruth’s Hospitality Group, Inc.*	19,271
5,295	Ryland Group, Inc.	96,793
16,270	Saks, Inc.*	184,014
11,331	Sally Beauty Holdings, Inc.*	189,908
3,092	Scholastic Corp.	84,226
7,817	Scientific Games Corp., Class A*	77,076
5,772	Sealy Corp.*	15,123
6,566	Select Comfort Corp.*	107,288
626	Shiloh Industries, Inc.	6,848
1,099	Shoe Carnival, Inc.*	29,915
6,441	Shuffle Master, Inc.*	70,142
3,418	Shutterfly, Inc.*	207,199
5,435	Sinclair Broadcast Group, Inc., Class A	52,285
4,369	Skechers U.S.A., Inc., Class A*	76,370
824	Skyline Corp.	15,038
7,182	Smith & Wesson Holding Corp.*	24,993
4,793	Sonic Automotive, Inc., Class A	62,645
7,353	Sonic Corp.*	84,486
8,058	Sotheby’s	342,948
3,954	Spartan Motors, Inc.	18,940
1,492	Speedway Motorsports, Inc.	21,604

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,402	Stage Stores, Inc.	$79,412
2,358	Standard Motor Products, Inc.	35,606
12,851	Standard Pacific Corp.*	51,018
3,245	Stein Mart, Inc.	31,801
1,783	Steiner Leisure Ltd.*	89,150
683	Steinway Musical Instruments, Inc.*	17,061
2,947	Steven Madden Ltd.*	164,266
9,783	Stewart Enterprises, Inc., Class A	72,883
1,839	Stoneridge, Inc.*	28,173
2,298	Sturm Ruger & Co., Inc.	50,602
1,466	Summer Infant, Inc.*	12,124
2,779	Superior Industries International, Inc.	60,888
1,540	SuperMedia, Inc.*	6,684
1,296	Systemax, Inc.*	18,688
8,440	Talbots, Inc.*	40,259
7,180	Tenneco, Inc.*	299,765
6,902	Texas Roadhouse, Inc.	118,921
4,713	Timberland Co. (The), Class A*	153,974
797	Tower International, Inc.*	13,772
3,054	True Religion Apparel, Inc.*	89,757
3,546	Tuesday Morning Corp.*	17,517
1,575	U.S. Auto Parts Network, Inc.*	11,797
3,774	Ulta Salon Cosmetics & Fragrance, Inc.*	211,269
4,229	Under Armour, Inc., Class A*	275,646
1,644	Unifi, Inc.*	22,852
1,641	Universal Electronics, Inc.*	41,829
2,531	Universal Technical Institute, Inc.	45,912
4,357	Vail Resorts, Inc.*	211,968
5,990	Valassis Communications, Inc.*	173,890
162	Value Line, Inc.	2,299
1,521	Vera Bradley, Inc.*	75,183
1,732	Vitacost.com, Inc.*^	—
1,917	Vitamin Shoppe, Inc.*	78,079
2,320	Volcom, Inc.	56,770
5,338	Warnaco Group, Inc. (The)*	294,391
5,375	Warner Music Group Corp.*	44,344
1,746	West Marine, Inc.*	18,141
694	Westwood One, Inc.*	4,108
12,222	Wet Seal, Inc. (The), Class A*	52,555
854	Weyco Group, Inc.	20,564
288	Winmark Corp.	10,875
3,497	Winnebago Industries, Inc.*	40,041
5,961	Wolverine World Wide, Inc.	233,194
2,898	World Wrestling Entertainment, Inc., Class A	30,139
2,470	Zumiez, Inc.*	75,039
		20,119,247
	Consumer Staples - 1.8%

429	Alico, Inc.	10,691
10,709	Alliance One International, Inc.*	41,551
2,212	Andersons, Inc. (The)	95,846
144	Arden Group, Inc., Class A	12,885
5,724	B&G Foods, Inc.	106,123
1,039	Boston Beer Co., Inc., Class A*	87,079
214	Bridgford Foods Corp.	1,813
1,320	Calavo Growers, Inc.	29,225
1,693	Cal-Maine Foods, Inc.	50,468
4,550	Casey’s General Stores, Inc.	188,597
6,383	Central Garden and Pet Co., Class A*	64,213
5,395	Chiquita Brands International, Inc.*	80,385
506	Coca-Cola Bottling Co. Consolidated	34,150
12,833	Darling International, Inc.*	245,752
2,622	Diamond Foods, Inc.	195,155
4,316	Dole Food Co., Inc.*	57,878
2,919	Elizabeth Arden, Inc.*	89,701
812	Farmer Bros Co.	8,315
2,144	Female Health Co. (The)	10,849
4,526	Fresh Del Monte Produce, Inc.	124,420
1,821	Fresh Market, Inc. (The)*	73,277
287	Griffin Land & Nurseries, Inc.	7,895
5,171	Hain Celestial Group, Inc. (The)*	184,915
1,089	Harbinger Group, Inc.*	6,882
11,258	Heckmann Corp.*	67,548
1,462	Imperial Sugar Co.	25,980
1,509	Ingles Markets, Inc., Class A	26,860
1,719	Inter Parfums, Inc.	38,299
1,707	J&J Snack Foods Corp.	87,945
950	John B. Sanfilippo & Son, Inc.*	9,120
2,326	Lancaster Colony Corp.	141,049
583	Lifeway Foods, Inc.*	6,092
975	Limoneira Co.	19,792
1,623	Medifast, Inc.*	43,367
1,409	MGP Ingredients, Inc.	11,455
1,511	Nash Finch Co.	56,768
1,337	National Beverage Corp.	18,919
913	Nature’s Sunshine Products, Inc.*	12,919
5,919	Nu Skin Enterprises, Inc., Class A	231,374
1,115	Nutraceutical International Corp.*	17,461
618	Oil-Dri Corp. of America	13,769
2,730	Pantry, Inc. (The)*	50,423
5,847	Pilgrim’s Pride Corp.*	29,060
5,028	Prestige Brands Holdings, Inc.*	64,911
1,899	Pricesmart, Inc.	88,588
1,152	Primo Water Corp.*	16,301
1,285	Revlon, Inc., Class A*	22,642
67,009	Rite Aid Corp.*	70,359
5,272	Ruddick Corp.	231,704
2,731	Sanderson Farms, Inc.	119,918
1,385	Schiff Nutrition International, Inc.	13,421
1,008	Seneca Foods Corp., Class A*	27,649
7,151	Smart Balance, Inc.*	39,259
3,108	Snyder’s-Lance, Inc.	66,076
2,707	Spartan Stores, Inc.	50,486
2,187	Spectrum Brands Holdings, Inc.*	78,666
11,593	Star Scientific, Inc.*	60,400
895	Susser Holdings Corp.*	12,834
2,294	Synutra International, Inc.*	25,165
2,976	Tootsie Roll Industries, Inc.	87,316
4,179	TreeHouse Foods, Inc.*	254,626
5,768	United Natural Foods, Inc.*	250,966
2,905	Universal Corp.	122,504
725	USANA Health Sciences, Inc.*	21,308
5,452	Vector Group Ltd.	105,006
741	Village Super Market, Inc., Class A	19,466
1,994	WD-40 Co.	84,506
1,322	Weis Markets, Inc.	53,105
6,622	Winn-Dixie Stores, Inc.*	60,326
		4,763,773
	Energy - 3.9%

9,703	Abraxas Petroleum Corp.*	42,693
918	Alon USA Energy, Inc.	11,236
733	Amyris, Inc.*	21,631
1,097	Apco Oil and Gas International, Inc.	96,964

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,091	Approach Resources, Inc.*	$54,450
5,347	ATP Oil & Gas Corp.*	98,813
2,788	Basic Energy Services, Inc.*	75,834
6,146	Berry Petroleum Co., Class A	322,112
5,521	Bill Barrett Corp.*	246,071
11,704	BPZ Resources, Inc.*	51,263
13,991	Brigham Exploration Co.*	435,680
4,320	Bristow Group, Inc.	198,504
11,323	Cal Dive International, Inc.*	73,713
4,568	Callon Petroleum Co.*	32,570
6,163	CAMAC Energy, Inc.*	8,751
2,293	CARBO Ceramics, Inc.	344,569
4,204	Carrizo Oil & Gas, Inc.*	160,635
6,883	Cheniere Energy, Inc.*	80,600
707	Clayton Williams Energy, Inc.*	53,018
5,503	Clean Energy Fuels Corp.*	78,693
3,787	Cloud Peak Energy, Inc.*	80,436
9,345	Complete Production Services, Inc.*	310,161
1,420	Contango Oil & Gas Co.*	87,983
4,837	Crosstex Energy, Inc.	54,610
3,642	CVR Energy, Inc.*	79,614
940	Dawson Geophysical Co.*	33,318
1,633	Delek U.S. Holdings, Inc.	24,642
22,231	Delta Petroleum Corp.*	15,784
7,735	DHT Holdings, Inc.	30,940
4,082	Dril-Quip, Inc.*	302,803
3,870	Endeavour International Corp.*	54,760
3,477	Energy Partners Ltd.*	55,771
8,850	Energy XXI Bermuda Ltd.*	303,643
1,775	Evolution Petroleum Corp.*	13,667
6,181	FX Energy, Inc.*	53,713
6,673	Gastar Exploration Ltd.*	22,621
12,231	General Maritime Corp.	20,670
1,973	GeoResources, Inc.*	48,871
618	Gevo, Inc.*	11,915
901	Global Geophysical Services, Inc.*	15,623
12,182	Global Industries Ltd.*	76,381
7,209	GMX Resources, Inc.*	37,991
4,370	Golar LNG Ltd.	139,228
2,939	Goodrich Petroleum Corp.*	60,103
2,198	Green Plains Renewable Energy, Inc.*	22,661
1,721	Gulf Island Fabrication, Inc.	58,514
2,798	GulfMark Offshore, Inc., Class A*	114,438
3,463	Gulfport Energy Corp.*	102,470
458	Hallador Energy Co.	5,038
3,998	Harvest Natural Resources, Inc.*	49,135
12,569	Helix Energy Solutions Group, Inc.*	220,209
13,795	Hercules Offshore, Inc.*	86,219
2,794	Hornbeck Offshore Services, Inc.*	75,410
2,167	Houston American Energy Corp.	39,808
15,773	International Coal Group, Inc.*	229,182
15,266	ION Geophysical Corp.*	154,034
138	Isramco, Inc.*	9,140
4,259	James River Coal Co.*	93,357
15,078	Key Energy Services, Inc.*	266,579
2,936	Knightsbridge Tankers Ltd.	61,803
21,334	Kodiak Oil & Gas Corp.*	146,138
2,249	L&L Energy, Inc.*	12,190
3,598	Lufkin Industries, Inc.	326,375
11,855	Magnum Hunter Resources Corp.*	84,526
3,163	Matrix Service Co.*	42,289
11,486	McMoRan Exploration Co.*	211,572
2,577	Miller Energy Resources, Inc.*	14,972
1,455	Natural Gas Services Group, Inc.*	26,190
10,697	Newpark Resources, Inc.*	103,868
5,638	Nordic American Tanker Shipping	131,704
6,480	Northern Oil and Gas, Inc.*	130,248
5,806	Oasis Petroleum, Inc.*	175,631
3,075	Overseas Shipholding Group, Inc.	83,978
491	OYO Geospace Corp.*	44,583
862	Panhandle Oil and Gas, Inc., Class A	26,377
13,945	Parker Drilling Co.*	88,969
9,393	Patriot Coal Corp.*	217,260
5,464	Penn Virginia Corp.	79,720
2,814	Petroleum Development Corp.*	102,289
6,635	Petroquest Energy, Inc.*	53,014
1,592	PHI, Inc. (Non-Voting)*	33,750
6,504	Pioneer Drilling Co.*	95,219
6,668	RAM Energy Resources, Inc.*	10,669
25,922	Rentech, Inc.*	26,959
5,033	Resolute Energy Corp.*	87,574
872	REX American Resources Corp.*	14,571
3,877	Rex Energy Corp.*	50,634
636	RigNet, Inc.*	10,615
6,336	Rosetta Resources, Inc.*	311,414
5,203	RPC, Inc.	131,012
2,674	Scorpio Tankers, Inc.*	26,981
5,374	Ship Finance International Ltd.	103,879
5,185	Stone Energy Corp.*	167,268
5,039	Swift Energy Co.*	197,680
8,330	Syntroleum Corp.*	15,244
1,975	Targa Resources Corp.	68,967
4,537	Teekay Tankers Ltd., Class A	41,876
3,629	Tesco Corp.*	73,923
9,097	Tetra Technologies, Inc.*	124,083
17,699	TransAtlantic Petroleum Ltd.*	39,469
1,781	Union Drilling, Inc.*	18,594
7,282	Uranium Energy Corp.*	22,938
14,673	USEC, Inc.*	61,333
6,077	Vaalco Energy, Inc.*	43,147
18,278	Vantage Drilling Co.*	36,556
2,627	Venoco, Inc.*	38,617
4,202	W&T Offshore, Inc.	108,832
8,512	Warren Resources, Inc.*	32,771
6,165	Western Refining, Inc.*	107,456
5,753	Willbros Group, Inc.*	57,185
8,260	World Fuel Services Corp.	302,151
		10,574,305
	Financials - 11.5%

1,836	1st Source Corp.	38,593
3,167	1st United Bancorp, Inc./FL*	19,730
2,506	Abington Bancorp, Inc.	28,543
4,823	Acadia Realty Trust (REIT)	99,595
6,609	Advance America Cash Advance Centers, Inc.	40,645
1,047	Agree Realty Corp. (REIT)	23,819
247	Alexander’s, Inc. (REIT)	96,878
561	Alliance Financial Corp./NY	16,218
10,175	Alterra Capital Holdings Ltd.	231,481
3,862	American Assets Trust, Inc. (REIT)	86,586
7,846	American Campus Communities, Inc. (REIT)	277,278
14,981	American Capital Agency Corp. (REIT)	454,973
40,826	American Capital Ltd.*	404,177
7,030	American Equity Investment Life Holding Co.	91,320

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
736	American National Bankshares, Inc.	$14,830
1,244	American Safety Insurance Holdings Ltd.*	23,051
2,840	Ameris Bancorp*	26,469
2,265	AMERISAFE, Inc.*	52,412
980	Ames National Corp.	16,964
2,683	AmTrust Financial Services, Inc.	60,985
15,210	Anworth Mortgage Asset Corp. (REIT)	110,272
2,110	Apollo Commercial Real Estate Finance, Inc. (REIT)	34,456
23,302	Apollo Investment Corp.	265,876
3,299	Argo Group International Holdings Ltd.	97,485
810	Arlington Asset Investment Corp., Class A	23,393
1,169	Arrow Financial Corp.	28,687
3,337	Artio Global Investors, Inc.	46,685
5,461	Ashford Hospitality Trust, Inc. (REIT)	77,928
1,806	Asset Acceptance Capital Corp.*	7,405
4,973	Associated Estates Realty Corp. (REIT)	83,845
1,270	Asta Funding, Inc.	9,804
10,379	Astoria Financial Corp.	150,703
1,067	Avatar Holdings, Inc.*	18,982
988	Baldwin & Lyons, Inc., Class B	22,418
843	Bancfirst Corp.	33,695
3,312	Banco Latinoamericano de Comercio Exterior S.A., Class E	59,815
444	Bancorp Rhode Island, Inc.	19,252
3,436	Bancorp, Inc. (The)/DE*	34,807
5,467	Bank Mutual Corp.	22,305
631	Bank of Marin Bancorp	23,057
1,571	Bank of the Ozarks, Inc.	76,366
2,297	BankFinancial Corp.	19,524
4,172	Beneficial Mutual Bancorp, Inc.*	35,087
2,017	Berkshire Hills Bancorp, Inc.	44,475
8,005	BGC Partners, Inc., Class A	66,522
15,727	BioMed Realty Trust, Inc. (REIT)	322,246
8,596	BlackRock Kelso Capital Corp.	85,186
846	BofI Holding, Inc.*	12,808
8,995	Boston Private Financial Holdings, Inc.	59,367
756	Bridge Bancorp, Inc.	16,572
7,097	Brookline Bancorp, Inc.	61,957
1,162	Bryn Mawr Bank Corp.	24,390
2,315	Calamos Asset Management, Inc., Class A	34,702
226	California First National Bancorp	3,406
920	Camden National Corp.	30,158
3,676	Campus Crest Communities, Inc. (REIT)	47,053
1,427	Capital City Bank Group, Inc.	15,369
342	Capital Southwest Corp.	31,926
8,163	CapLease, Inc. (REIT)	41,713
9,299	Capstead Mortgage Corp. (REIT)	123,398
3,453	Cardinal Financial Corp.	38,225
3,551	Cash America International, Inc.	184,865
9,438	Cathay General Bancorp	153,839
16,596	CBL & Associates Properties, Inc. (REIT)	319,307
6,562	Cedar Shopping Centers, Inc. (REIT)	34,779
4,268	Center Financial Corp.*	27,913
3,086	CenterState Banks, Inc.	21,633
407	Century Bancorp, Inc./MA, Class A	10,468
1,489	Chatham Lodging Trust (REIT)	24,405
2,935	Chemical Financial Corp.	57,761
3,036	Chesapeake Lodging Trust (REIT)	54,041
1,457	Citizens & Northern Corp.	20,733
47,408	Citizens Republic Bancorp, Inc.*	41,136
4,378	Citizens, Inc./TX*	30,340
1,897	City Holding Co.	61,216
1,199	Clifton Savings Bancorp, Inc.	13,165
2,125	CNA Surety Corp.*	56,397
1,464	CNB Financial Corp./PA	20,320
26,695	CNO Financial Group, Inc.*	206,619
3,880	CoBiz Financial, Inc.	24,910
5,168	Cogdell Spencer, Inc. (REIT)	31,008
2,099	Cohen & Steers, Inc.	64,397
10,034	Colonial Properties Trust (REIT)	211,717
3,956	Colony Financial, Inc. (REIT)	72,988
4,722	Columbia Banking System, Inc.	84,949
4,204	Community Bank System, Inc.	105,436
1,644	Community Trust Bancorp, Inc.	45,177
4,385	Compass Diversified Holdings	68,450
876	CompuCredit Holdings Corp.*	3,197
651	Consolidated-Tomoka Land Co.	19,693
2,363	Coresite Realty Corp. (REIT)	41,825
10,938	Cousins Properties, Inc. (REIT)	95,926
4,352	Cowen Group, Inc., Class A*	17,930
2,869	Crawford & Co., Class B	20,915
629	Credit Acceptance Corp.*	50,320
6,117	CreXus Investment Corp. (REIT)	69,183
10,797	CVB Financial Corp.	96,849
8,338	Cypress Sharpridge Investments, Inc. (REIT)	107,060
2,265	Danvers Bancorp, Inc.	50,827
29,493	DCT Industrial Trust, Inc. (REIT)	166,930
5,714	Delphi Financial Group, Inc., Class A	166,677
290	Diamond Hill Investment Group, Inc.	23,209
19,903	DiamondRock Hospitality Co. (REIT)	228,884
3,210	Dime Community Bancshares, Inc.	45,004
5,132	Dollar Financial Corp.*	116,548
1,343	Donegal Group, Inc., Class A	18,815
2,679	Doral Financial Corp.*	5,572
3,278	Duff & Phelps Corp., Class A	48,252
4,923	DuPont Fabros Technology, Inc. (REIT)	128,687
4,288	Dynex Capital, Inc. (REIT)	42,537
1,975	Eagle Bancorp, Inc.*	25,023
3,238	EastGroup Properties, Inc. (REIT)	151,895
2,499	Edelman Financial Group, Inc.	19,892
8,675	Education Realty Trust, Inc. (REIT)	75,472
2,668	eHealth, Inc.*	35,378
576	EMC Insurance Group, Inc.	11,474
4,788	Employers Holdings, Inc.	79,529
965	Encore Bancshares, Inc.*	11,570
1,675	Encore Capital Group, Inc.*	55,426
790	Enstar Group Ltd.*	80,367
2,083	Enterprise Financial Services Corp.	29,287
5,588	Entertainment Properties Trust (REIT)	271,465
1,585	Epoch Holding Corp.	26,612
3,144	Equity Lifestyle Properties, Inc. (REIT)	184,710

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,340	Equity One, Inc. (REIT)	$104,717
1,283	ESB Financial Corp.	14,708
1,593	ESSA Bancorp, Inc.	18,766
1,881	Evercore Partners, Inc., Class A	69,616
1,803	Excel Trust, Inc. (REIT)	21,852
11,315	Extra Space Storage, Inc. (REIT)	246,214
5,549	EZCORP, Inc., Class A*	181,952
1,613	FBL Financial Group, Inc., Class A	51,245
6,319	FBR Capital Markets Corp.*	22,938
1,160	Federal Agricultural Mortgage Corp., Class C	22,098
14,965	FelCor Lodging Trust, Inc. (REIT)*	93,232
8,001	Fifth Street Finance Corp.	98,652
1,650	Financial Engines, Inc.*	41,085
1,658	Financial Institutions, Inc.	27,075
12,490	First American Financial Corp.	200,839
1,050	First Bancorp, Inc./ME	15,172
2,561	First BanCorp./Puerto Rico*	12,959
1,799	First Bancorp/NC	21,480
8,203	First Busey Corp.	41,753
3,621	First Cash Financial Services, Inc.*	151,177
12,596	First Commonwealth Financial Corp.	73,687
1,896	First Community Bancshares, Inc./VA	27,568
6,954	First Financial Bancorp	111,264
2,506	First Financial Bankshares, Inc.	132,467
1,333	First Financial Corp./IN	43,243
1,987	First Financial Holdings, Inc.	19,870
9,374	First Industrial Realty Trust, Inc. (REIT)*	117,925
1,491	First Interstate BancSystem, Inc.	21,172
6,655	First Marblehead Corp. (The)*	11,979
3,068	First Merchants Corp.	25,925
8,901	First Midwest Bancorp, Inc./IL	108,948
835	First of Long Island Corp. (The)	22,495
6,002	First Potomac Realty Trust (REIT)	100,714
993	First South Bancorp, Inc./NC	4,171
12,954	FirstMerit Corp.	211,021
8,160	Flagstar Bancorp, Inc.*	11,587
5,367	Flagstone Reinsurance Holdings S.A.	46,908
3,745	Flushing Financial Corp.	50,258
14,496	FNB Corp./PA	152,933
4,377	Forestar Group, Inc.*	79,793
721	Fortegra Financial Corp.*	6,799
649	Fox Chase Bancorp, Inc.	8,625
1,031	FPIC Insurance Group, Inc.*	42,663
8,314	Franklin Street Properties Corp. (REIT)	113,819
2,704	FXCM, Inc., Class A	26,770
1,091	Gain Capital Holdings, Inc.*	6,579
833	GAMCO Investors, Inc., Class A	38,585
1,509	German American Bancorp, Inc.	26,513
2,806	Getty Realty Corp. (REIT)	72,816
7,979	GFI Group, Inc.	36,145
8,644	Glacier Bancorp, Inc.	122,918
2,529	Gladstone Capital Corp.	25,442
1,138	Gladstone Commercial Corp. (REIT)	21,850
2,654	Gladstone Investment Corp.	19,825
9,355	Gleacher & Co., Inc.*	20,862
12,006	Glimcher Realty Trust (REIT)	122,941
1,655	Global Indemnity plc*	38,346
1,068	Golub Capital BDC, Inc.	16,736
3,312	Government Properties Income Trust (REIT)	87,702
1,217	Great Southern Bancorp, Inc.	22,466
1,421	Green Bankshares, Inc.*	3,822
3,401	Greenlight Capital Re Ltd., Class A*	89,242
1,396	Hallmark Financial Services*	9,981
4,209	Hancock Holding Co.	135,993
12,305	Hanmi Financial Corp.*	14,766
1,394	Harleysville Group, Inc.	44,650
3,710	Harris & Harris Group, Inc.*	21,258
8,724	Hatteras Financial Corp. (REIT)	254,828
8,744	Healthcare Realty Trust, Inc. (REIT)	192,543
1,571	Heartland Financial USA, Inc.	22,481
5,222	Hercules Technology Growth Capital, Inc.	57,181
1,658	Heritage Financial Corp./WA	22,449
220	Heritage Financial Group, Inc.	2,585
16,183	Hersha Hospitality Trust (REIT)	97,422
2,141	HFF, Inc., Class A*	34,963
8,606	Highwoods Properties, Inc. (REIT)	310,504
4,767	Hilltop Holdings, Inc.*	46,955
869	Home Bancorp, Inc.*	13,157
2,640	Home Bancshares, Inc./AR	63,307
2,006	Home Federal Bancorp, Inc./ID	22,327
4,507	Home Properties, Inc. (REIT)	278,983
4,715	Horace Mann Educators Corp.	76,949
2,405	Hudson Pacific Properties, Inc. (REIT)	38,600
1,575	Hudson Valley Holding Corp.	34,477
3,216	Iberiabank Corp.	188,940
2,116	Imperial Holdings, Inc.*	21,308
2,546	Independent Bank Corp./MA	75,463
1,505	Infinity Property & Casualty Corp.	80,006
8,939	Inland Real Estate Corp. (REIT)	81,613
6,377	International Bancshares Corp.	108,855
4,381	Internet Capital Group, Inc.*	57,084
8,619	Invesco Mortgage Capital, Inc. (REIT)	196,255
4,959	Investment Technology Group, Inc.*	75,079
5,773	Investors Bancorp, Inc.*	86,422
9,492	Investors Real Estate Trust (REIT)	91,977
11,225	iStar Financial, Inc. (REIT)*	96,647
1,793	JMP Group, Inc.	12,730
333	Kaiser Federal Financial Group, Inc.	4,143
502	Kansas City Life Insurance Co.	15,105
1,228	Kayne Anderson Energy Development Co.	23,750
4,264	KBW, Inc.	90,653
1,819	Kearny Financial Corp.	17,135
2,496	Kennedy-Wilson Holdings, Inc.*	28,704
7,027	Kilroy Realty Corp. (REIT)	291,410
6,519	Kite Realty Group Trust (REIT)	32,660
12,180	Knight Capital Group, Inc., Class A*	150,301
4,468	LaBranche & Co., Inc.*	18,051
10,963	Ladenburg Thalmann Financial Services, Inc.*	15,129
2,594	Lakeland Bancorp, Inc.	26,874
1,936	Lakeland Financial Corp.	43,270
10,228	LaSalle Hotel Properties (REIT)	286,179
13,673	Lexington Realty Trust (REIT)	129,073
1,098	Life Partners Holdings, Inc.	5,029

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,646	LTC Properties, Inc. (REIT)	$107,630
5,965	Maiden Holdings Ltd.	56,071
2,259	Main Street Capital Corp.	42,176
2,420	MainSource Financial Group, Inc.	18,634
3,322	MarketAxess Holdings, Inc.	79,595
1,030	Marlin Business Services Corp.*	12,720
6,365	MB Financial, Inc.	126,473
9,202	MCG Capital Corp.	63,310
6,517	Meadowbrook Insurance Group, Inc.	64,323
1,785	Medallion Financial Corp.	17,100
13,369	Medical Properties Trust, Inc. (REIT)	165,241
1,336	Medley Capital Corp.	15,685
576	Merchants Bancshares, Inc.	14,579
1,093	Meridian Interstate Bancorp, Inc.*	14,526
1,624	Metro Bancorp, Inc.*	18,302
13,921	MF Global Holdings Ltd.*	107,331
41,629	MFA Financial, Inc. (REIT)	343,023
24,095	MGIC Investment Corp.*	194,206
4,293	Mid-America Apartment Communities, Inc. (REIT)	294,285
900	MidSouth Bancorp, Inc.	12,609
829	MidWestOne Financial Group, Inc.	11,382
2,139	Mission West Properties, Inc. (REIT)	17,647
3,383	Monmouth Real Estate Investment Corp., Class A (REIT)	29,060
7,477	Montpelier Re Holdings Ltd.	140,642
5,771	MPG Office Trust, Inc. (REIT)*	15,813
2,921	MVC Capital, Inc.	39,375
4,563	Nara Bancorp, Inc.*	38,740
421	NASB Financial, Inc.*	5,225
833	National Bankshares, Inc.	20,933
5,129	National Financial Partners Corp.*	67,036
2,937	National Health Investors, Inc. (REIT)	138,391
790	National Interstate Corp.	17,056
15,148	National Penn Bancshares, Inc.	114,367
10,015	National Retail Properties, Inc. (REIT)	258,187
264	National Western Life Insurance Co., Class A	40,260
1,552	Navigators Group, Inc. (The)*	74,217
4,142	NBT Bancorp, Inc.	91,083
3,173	Nelnet, Inc., Class A	69,774
3,647	Netspend Holdings, Inc.*	30,562
9,259	Newcastle Investment Corp. (REIT)*	50,739
3,356	NewStar Financial, Inc.*	32,788
2,600	NGP Capital Resources Co.	20,618
2,159	Northfield Bancorp, Inc.	30,550
11,523	NorthStar Realty Finance Corp. (REIT)	50,471
13,307	Northwest Bancshares, Inc.	167,003
1,744	OceanFirst Financial Corp.	23,718
8,922	Ocwen Financial Corp.*	107,242
11,250	Old National Bancorp/IN	121,500
11,839	Omega Healthcare Investors, Inc. (REIT)	252,052
1,431	OmniAmerican Bancorp, Inc.*	20,506
1,270	One Liberty Properties, Inc. (REIT)	20,282
1,208	Oppenheimer Holdings Inc., Class A	34,343
5,078	optionsXpress Holdings, Inc.	92,927
5,568	Oriental Financial Group, Inc.	68,709
6,679	Oritani Financial Corp.	83,621
807	Orrstown Financial Services, Inc.	21,079
2,211	Pacific Continental Corp.	20,496
3,692	PacWest Bancorp	77,901
1,501	Park National Corp.	101,212
2,593	Parkway Properties, Inc./MD (REIT)	47,607
1,056	Peapack Gladstone Financial Corp.	13,570
5,677	Pebblebrook Hotel Trust (REIT)	123,418
5,316	PennantPark Investment Corp.	66,078
461	Penns Woods Bancorp, Inc.	16,324
6,648	Pennsylvania Real Estate Investment Trust (REIT)	114,080
3,337	PennyMac Mortgage Investment Trust (REIT)	56,963
2,457	Penson Worldwide, Inc.*	9,263
1,264	Peoples Bancorp, Inc./OH	15,749
6,663	PHH Corp.*	139,723
13,944	Phoenix Cos., Inc. (The)*	33,187
2,716	Pico Holdings, Inc.*	81,018
4,010	Pinnacle Financial Partners, Inc.*	62,195
1,900	Piper Jaffray Cos.*	63,118
4,497	Platinum Underwriters Holdings Ltd.	153,528
17,181	PMI Group, Inc. (The)*	24,912
477	Porter Bancorp, Inc.	2,852
2,040	Portfolio Recovery Associates, Inc.*	176,705
5,843	Post Properties, Inc. (REIT)	245,990
4,803	Potlatch Corp. (REIT)	172,908
2,485	Presidential Life Corp.	26,217
2,893	Primerica, Inc.	62,113
1,950	Primus Guaranty Ltd.*	9,652
6,252	PrivateBancorp, Inc.	102,345
3,693	ProAssurance Corp.*	259,655
11,703	Prospect Capital Corp.	137,042
5,604	Prosperity Bancshares, Inc.	245,175
7,203	Provident Financial Services, Inc.	102,931
4,671	Provident New York Bancorp	43,020
2,226	PS Business Parks, Inc. (REIT)	127,973
920	Pzena Investment Management, Inc., Class A	5,548
15,986	Radian Group, Inc.	79,610
13,429	RAIT Financial Trust (REIT)*	28,738
4,561	Ramco-Gershenson Properties Trust (REIT)	59,932
9,364	Redwood Trust, Inc. (REIT)	145,610
3,010	Renasant Corp.	45,060
1,176	Republic Bancorp, Inc./KY, Class A	24,061
7,422	Resource Capital Corp. (REIT)	50,321
5,025	Retail Opportunity Investments Corp. (REIT)	55,074
2,204	RLI Corp.	132,791
1,483	Rockville Financial, Inc.	14,118
1,936	Rodman & Renshaw Capital Group, Inc.*	2,672
972	Roma Financial Corp.	10,605
2,975	S&T Bancorp, Inc.	55,424
1,423	S.Y. Bancorp, Inc.	34,949
2,995	Sabra Healthcare REIT, Inc. (REIT)	52,143
2,464	Safeguard Scientifics, Inc.*	48,097
1,517	Safety Insurance Group, Inc.	68,113
2,883	Sandy Spring Bancorp, Inc.	54,287
761	Saul Centers, Inc. (REIT)	30,379
1,678	SCBT Financial Corp.	52,320

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,646	SeaBright Holdings, Inc.	$26,804
6,401	Selective Insurance Group, Inc.	106,065
1,373	Sierra Bancorp	15,158
4,916	Signature Bank/NY*	279,819
2,066	Simmons First National Corp., Class A	54,005
691	Solar Capital Ltd.	17,102
1,075	Solar Senior Capital Ltd.*	19,576
2,001	Southside Bancshares, Inc.	40,348
2,330	Southwest Bancorp, Inc./OK*	29,195
3,315	Sovran Self Storage, Inc. (REIT)	139,097
11,204	Starwood Property Trust, Inc. (REIT)	243,575
1,733	State Auto Financial Corp.	28,924
1,998	State Bancorp, Inc./NY	25,974
2,745	StellarOne Corp.	33,599
3,710	Sterling Bancorp/NY	35,393
11,021	Sterling Bancshares, Inc./TX	93,568
2,076	Stewart Information Services Corp.	21,736
6,153	Stifel Financial Corp.*	247,781
16,894	Strategic Hotels & Resorts, Inc. (REIT)*	113,021
1,160	Suffolk Bancorp	17,806
3,126	Summit Hotel Properties, Inc. (REIT)	35,199
2,282	Sun Communities, Inc. (REIT)	90,915
14,186	Sunstone Hotel Investors, Inc. (REIT)*	144,272
15,584	Susquehanna Bancshares, Inc.	135,892
5,017	SVB Financial Group*	297,909
3,436	SWS Group, Inc.	22,334
9,730	Tanger Factory Outlet Centers (REIT)	267,186
1,271	Taylor Capital Group, Inc.*	12,202
1,574	Tejon Ranch Co.*	58,002
1,053	Terreno Realty Corp. (REIT)	17,954
1,470	Territorial Bancorp, Inc.	29,694
4,392	Texas Capital Bancshares, Inc.*	109,932
1,083	THL Credit, Inc.	14,588
4,459	Thomas Properties Group, Inc.*	14,759
3,816	TICC Capital Corp.	39,114
950	Tompkins Financial Corp.	36,812
1,147	Tower Bancorp, Inc.	24,030
4,493	Tower Group, Inc.	109,180
2,824	TowneBank/VA	39,112
4,910	TradeStation Group, Inc.*	47,823
2,226	Triangle Capital Corp.	42,717
1,678	Trico Bancshares	24,952
9,241	TrustCo Bank Corp NY	54,707
7,678	Trustmark Corp.	183,044
8,324	Two Harbors Investment Corp. (REIT)	89,400
3,813	UMB Financial Corp.	162,624
1,326	UMH Properties, Inc. (REIT)	13,326
13,765	Umpqua Holdings Corp.	164,905
2,144	Union First Market Bankshares Corp.	27,100
4,666	United Bankshares, Inc.	113,150
10,468	United Community Banks, Inc./GA*	22,925
2,010	United Financial Bancorp, Inc.	32,140
2,742	United Fire & Casualty Co.	51,988
1,359	Universal Health Realty Income Trust (REIT)	58,858
2,072	Universal Insurance Holdings, Inc.	11,168
1,994	Univest Corp. of Pennsylvania	33,958
2,695	Urstadt Biddle Properties, Inc., Class A (REIT)	51,636
11,952	U-Store-It Trust (REIT)	134,699
1,712	ViewPoint Financial Group	22,307
2,584	Virginia Commerce Bancorp, Inc.*	15,039
612	Virtus Investment Partners, Inc.*	33,880
1,287	Walker & Dunlop, Inc.*	17,503
3,090	Walter Investment Management Corp. (REIT)	54,137
1,840	Washington Banking Co.	24,417
7,705	Washington Real Estate Investment Trust (REIT)	266,054
1,697	Washington Trust Bancorp, Inc.	39,778
860	Waterstone Financial, Inc.*	2,382
8,517	Webster Financial Corp.	177,665
2,772	WesBanco, Inc.	54,913
1,874	West Bancorp., Inc.	14,542
2,255	West Coast Bancorp/OR*	39,376
3,525	Westamerica Bancorp.	177,307
7,874	Western Alliance Bancorp.*	58,031
3,371	Westfield Financial, Inc.	28,384
699	Westwood Holdings Group, Inc.	25,409
11,596	Whitney Holding Corp./LA	155,734
5,231	Wilshire Bancorp, Inc.*	16,373
3,336	Winthrop Realty Trust (REIT)	40,933
4,131	Wintrust Financial Corp.	134,134
1,973	World Acceptance Corp.*	131,560
704	WSFS Financial Corp.	29,406
		31,224,409
	Health Care - 7.4%

2,654	Abaxis, Inc.*	82,619
3,757	Abiomed, Inc.*	70,556
1,467	Accretive Health, Inc.*	35,707
6,557	Accuray, Inc.*	50,095
4,655	Acorda Therapeutics, Inc.*	152,917
1,104	Acura Pharmaceuticals, Inc.*	5,829
691	Aegerion Pharmaceuticals, Inc.*	13,088
3,295	Affymax, Inc.*	23,329
8,515	Affymetrix, Inc.*	51,856
1,342	Air Methods Corp.*	81,929
6,634	Akorn, Inc.*	45,178
2,837	Albany Molecular Research, Inc.*	14,270
6,354	Alexza Pharmaceuticals, Inc.*	10,230
7,123	Align Technology, Inc.*	174,513
787	Alimera Sciences, Inc.*	6,634
11,405	Alkermes, Inc.*	208,940
3,304	Alliance HealthCare Services, Inc.*	14,306
5,421	Allied Healthcare International, Inc.*	14,095
9,449	Allos Therapeutics, Inc.*	20,788
983	Almost Family, Inc.*	29,696
4,378	Alnylam Pharmaceuticals, Inc.*	45,838
6,106	Alphatec Holdings, Inc.*	23,142
2,526	AMAG Pharmaceuticals, Inc.*	46,630
3,433	Amedisys, Inc.*	107,453
1,080	America Service Group, Inc.	28,048
1,891	American Dental Partners, Inc.*	25,150
9,061	American Medical Systems Holdings, Inc.*	271,286
6,215	AMERIGROUP Corp.*	440,706
4,700	AMN Healthcare Services, Inc.*	40,655
3,717	Amsurg Corp.*	96,307
1,517	Anacor Pharmaceuticals, Inc.*	9,587
1,549	Analogic Corp.	82,794
2,972	AngioDynamics, Inc.*	46,660

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10,467	Antares Pharma, Inc.*	$19,364
689	Anthera Pharmaceuticals, Inc.*	5,602
2,904	Aoxing Pharmaceutical Co., Inc.*	4,182
1,793	Ardea Biosciences, Inc.*	44,807
16,077	Arena Pharmaceuticals, Inc.*	23,151
15,252	Ariad Pharmaceuticals, Inc.*	132,387
5,899	Arqule, Inc.*	42,591
6,745	Array Biopharma, Inc.*	18,009
3,240	ArthroCare Corp.*	110,970
4,292	AspenBio Pharma, Inc.*	3,262
1,181	Assisted Living Concepts, Inc., Class A	39,623
4,192	athenahealth, Inc.*	187,676
188	Atrion Corp.	34,750
5,013	Auxilium Pharmaceuticals, Inc.*	112,241
11,198	AVANIR Pharmaceuticals, Inc., Class A*	50,503
1,323	AVEO Pharmaceuticals, Inc.*	24,251
16,270	AVI BioPharma, Inc.*	26,195
691	BG Medicine, Inc.*	5,010
3,471	BioCryst Pharmaceuticals, Inc.*	12,079
3,250	Biodel, Inc.*	6,662
2,163	BioMimetic Therapeutics, Inc.*	17,888
2,880	Bio-Reference Labs, Inc.*	71,798
11,183	BioSante Pharmaceuticals, Inc.*	35,003
4,702	BioScrip, Inc.*	35,970
477	BioSpecifics Technologies Corp.*	11,477
3,049	BioTime, Inc.*	15,824
8,730	Bruker Corp.*	172,156
3,730	Cadence Pharmaceuticals, Inc.*	35,957
5,390	Caliper Life Sciences, Inc.*	38,646
3,526	Cambrex Corp.*	17,242
1,547	Cantel Medical Corp.	36,679
3,249	Capital Senior Living Corp.*	31,223
1,034	Caraco Pharmaceutical Laboratories Ltd.*	5,408
2,900	CardioNet, Inc.*	16,269
5,113	Catalyst Health Solutions, Inc.*	312,046
5,305	Celldex Therapeutics, Inc.*	19,363
5,898	Centene Corp.*	205,250
7,142	Cepheid, Inc.*	229,401
5,685	Cerus Corp.*	17,055
5,705	Chelsea Therapeutics International Ltd.*	25,958
2,539	Chemed Corp.	171,560
1,647	Chindex International, Inc.*	24,689
1,432	Codexis, Inc.*	15,680
721	Complete Genomics, Inc.*	11,522
1,178	Computer Programs & Systems, Inc.	73,919
3,730	Conceptus, Inc.*	47,483
3,508	CONMED Corp.*	99,276
3,488	Continucare Corp.*	16,428
3,737	Corcept Therapeutics, Inc.*	18,461
945	Cornerstone Therapeutics, Inc.*	7,503
837	Corvel Corp.*	44,311
3,728	Cross Country Healthcare, Inc.*	28,594
3,444	CryoLife, Inc.*	19,321
7,020	Cubist Pharmaceuticals, Inc.*	270,481
1,484	Cumberland Pharmaceuticals, Inc.*	7,628
9,090	Curis, Inc.*	34,133
1,619	Cutera, Inc.*	14,798
3,340	Cyberonics, Inc.*	109,051
1,169	Cynosure, Inc., Class A*	15,232
6,259	Cytokinetics, Inc.*	9,201
5,525	Cytori Therapeutics, Inc.*	31,603
13,118	CytRx Corp.*	12,200
5,246	Delcath Systems, Inc.*	31,738
6,295	Depomed, Inc.*	57,410
8,063	DexCom, Inc.*	127,153
10,432	Durect Corp.*	36,512
11,743	Dyax Corp.*	26,539
11,489	Dynavax Technologies Corp.*	31,710
1,126	DynaVox, Inc., Class A*	8,400
2,467	Emergent Biosolutions, Inc.*	61,626
2,694	Emeritus Corp.*	63,040
1,721	Endocyte, Inc.*	20,480
5,850	Endologix, Inc.*	50,134
1,720	Ensign Group, Inc. (The)	51,428
4,004	Enzo Biochem, Inc.*	16,016
5,255	Enzon Pharmaceuticals, Inc.*	55,125
644	Epocrates, Inc.*	13,556
5,866	eResearchTechnology, Inc.*	37,190
5,536	Exact Sciences Corp.*	41,299
1,000	Exactech, Inc.*	18,780
1,424	ExamWorks Group, Inc.*	36,170
15,211	Exelixis, Inc.*	176,904
3,795	Five Star Quality Care, Inc.*	29,297
768	Fluidigm Corp.*	11,497
1,057	Furiex Pharmaceuticals, Inc.*	17,969
1,681	Genomic Health, Inc.*	46,278
3,583	Gentiva Health Services, Inc.*	87,712
14,736	Geron Corp.*	64,691
2,792	Greatbatch, Inc.*	80,828
3,020	Haemonetics Corp.*	204,243
9,429	Halozyme Therapeutics, Inc.*	63,551
3,133	Hanger Orthopedic Group, Inc.*	78,795
5,108	Hansen Medical, Inc.*	14,660
11,250	HealthSouth Corp.*	315,787
8,145	Healthspring, Inc.*	357,158
4,100	Healthways, Inc.*	66,461
1,124	HeartWare International, Inc.*	81,883
1,194	Hi-Tech Pharmacal Co., Inc.*	33,504
3,264	HMS Holdings Corp.*	254,788
1,405	ICU Medical, Inc.*	60,921
5,549	Idenix Pharmaceuticals, Inc.*	26,358
8,401	Immucor, Inc.*	175,833
9,030	Immunogen, Inc.*	109,805
7,890	Immunomedics, Inc.*	34,874
7,527	Impax Laboratories, Inc.*	202,100
10,571	Incyte Corp.*	187,424
1,746	Infinity Pharmaceuticals, Inc.*	12,501
7,243	Inhibitex, Inc.*	33,245
11,932	Inovio Pharmaceuticals, Inc.*	9,208
5,525	Insulet Corp.*	116,467
2,528	Integra LifeSciences Holdings Corp.*	129,661
5,802	InterMune, Inc.*	215,834
3,496	Invacare Corp.	117,396
1,951	IPC The Hospitalist Co., Inc.*	99,072
1,951	IRIS International, Inc.*	19,510
2,321	Ironwood Pharmaceuticals, Inc.*	35,093
11,315	Isis Pharmaceuticals, Inc.*	104,437
1,892	Jazz Pharmaceuticals, Inc.*	55,417
1,791	Kendle International, Inc.*	26,955
880	Kensey Nash Corp.*	23,153
7,233	Keryx Biopharmaceuticals, Inc.*	39,203
6,152	Kindred Healthcare, Inc.*	150,970
1,129	Landauer, Inc.	67,424
1,406	Lannett Co., Inc.*	7,494
2,243	LCA-Vision, Inc.*	12,740
23,767	Lexicon Pharmaceuticals, Inc.*	38,740
1,879	LHC Group, Inc.*	50,695

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,356	Ligand Pharmaceuticals, Inc., Class B*	$24,974
4,505	Luminex Corp.*	94,019
4,007	Magellan Health Services, Inc.*	212,131
3,669	MAKO Surgical Corp.*	120,783
8,007	MannKind Corp.*	32,669
1,890	MAP Pharmaceuticals, Inc.*	32,111
6,239	Masimo Corp.	191,662
3,735	Maxygen, Inc.	19,646
5,174	MedAssets, Inc.*	75,282
2,467	MedCath Corp.*	33,453
1,722	Medical Action Industries, Inc.*	16,772
6,400	Medicines Co. (The)*	122,304
7,247	Medicis Pharmaceutical Corp., Class A	271,545
2,260	Medidata Solutions, Inc.*	51,957
4,088	Medivation, Inc.*	98,562
3,033	MELA Sciences, Inc.*	8,978
6,208	Merge Healthcare, Inc.*	37,683
4,884	Meridian Bioscience, Inc.	116,532
4,235	Merit Medical Systems, Inc.*	83,091
3,980	Metabolix, Inc.*	35,183
4,798	Metropolitan Health Networks, Inc.*	23,366
10,927	Micromet, Inc.*	67,638
2,800	Molina Healthcare, Inc.*	76,104
5,314	Momenta Pharmaceuticals, Inc.*	106,333
1,476	MWI Veterinary Supply, Inc.*	124,427
5,104	Nabi Biopharmaceuticals*	28,072
3,177	Nanosphere, Inc.*	8,133
1,079	National Healthcare Corp.	51,425
212	National Research Corp.	7,543
3,424	Natus Medical, Inc.*	57,489
13,646	Nektar Therapeutics*	132,093
2,712	Neogen Corp.*	121,606
4,524	NeoStem, Inc.*	7,510
5,814	Neuralstem, Inc.*	7,965
5,892	Neurocrine Biosciences, Inc.*	48,609
1,326	NeurogesX, Inc.*	3,421
10,866	Novavax, Inc.*	26,187
10,338	NPS Pharmaceuticals, Inc.*	98,935
431	NuPathe, Inc.*	3,543
4,706	NuVasive, Inc.*	159,016
3,268	NxStage Medical, Inc.*	61,471
2,225	Nymox Pharmaceutical Corp.*	18,334
1,735	Obagi Medical Products, Inc.*	17,333
2,253	Omeros Corp.*	10,499
3,910	Omnicell, Inc.*	60,253
7,529	Onyx Pharmaceuticals, Inc.*	319,606
11,880	Opko Health, Inc.*	44,669
4,841	Optimer Pharmaceuticals, Inc.*	70,243
5,553	OraSure Technologies, Inc.*	47,867
3,649	Orexigen Therapeutics, Inc.*	10,327
2,117	Orthofix International N.V.*	86,437
8,013	Orthovita, Inc.*	30,690
2,021	Osiris Therapeutics, Inc.*	15,016
7,585	Owens & Minor, Inc.	262,441
1,828	Pacific Biosciences of California, Inc.*	21,881
4,267	Pain Therapeutics, Inc.*	42,457
2,226	Palomar Medical Technologies, Inc.*	31,565
4,215	Par Pharmaceutical Cos., Inc.*	144,827
7,016	Parexel International Corp.*	176,593
1,066	PDI, Inc.*	7,355
16,793	PDL BioPharma, Inc.	111,505
8,160	Peregrine Pharmaceuticals, Inc.*	17,381
5,215	Pharmacyclics, Inc.*	36,818
3,844	Pharmasset, Inc.*	392,857
3,684	PharMerica Corp.*	45,461
3,193	Pozen, Inc.*	16,444
3,396	Progenics Pharmaceuticals, Inc.*	28,153
1,554	Providence Service Corp. (The)*	21,134
6,872	PSS World Medical, Inc.*	200,800
4,452	PURE Bioscience, Inc.*	5,209
2,268	Quality Systems, Inc.	195,229
6,615	Questcor Pharmaceuticals, Inc.*	152,608
2,977	Quidel Corp.*	45,667
6,247	Rigel Pharmaceuticals, Inc.*	51,850
1,302	Rochester Medical Corp.*	13,150
6,576	RTI Biologics, Inc.*	20,057
2,295	Rural/Metro Corp.*	39,474
6,851	Salix Pharmaceuticals Ltd.*	274,246
6,286	Sangamo Biosciences, Inc.*	44,631
6,297	Santarus, Inc.*	21,914
8,536	Savient Pharmaceuticals, Inc.*	72,471
4,479	Sciclone Pharmaceuticals, Inc.*	26,113
11,245	Seattle Genetics, Inc.*	217,816
6,039	Select Medical Holdings Corp.*	57,370
11,883	Sequenom, Inc.*	94,232
4,348	SIGA Technologies, Inc.*	60,611
4,024	Sirona Dental Systems, Inc.*	217,537
2,383	Skilled Healthcare Group, Inc., Class A*	27,023
7,136	Solta Medical, Inc.*	22,550
4,396	Somaxon Pharmaceuticals, Inc.*	10,111
1,621	SonoSite, Inc.*	57,886
3,977	Spectranetics Corp. (The)*	23,902
6,251	Spectrum Pharmaceuticals, Inc.*	59,509
4,191	Staar Surgical Co.*	24,811
15,495	StemCells, Inc.*	10,236
3,743	Stereotaxis, Inc.*	12,913
7,124	STERIS Corp.	257,105
1,328	Sucampo Pharmaceuticals, Inc., Class A*	5,724
2,995	Sun Healthcare Group, Inc.*	29,860
6,714	Sunrise Senior Living, Inc.*	66,737
6,768	SuperGen, Inc.*	22,199
2,093	SurModics, Inc.*	30,474
4,322	Symmetry Medical, Inc.*	44,171
4,278	Syneron Medical Ltd.*	55,528
1,358	Synovis Life Technologies, Inc.*	23,840
3,053	Synta Pharmaceuticals Corp.*	17,402
3,292	Targacept, Inc.*	74,070
1,842	Team Health Holdings, Inc.*	41,261
7,916	Theravance, Inc.*	206,845
5,808	TomoTherapy, Inc.*	25,439
1,097	Transcend Services, Inc.*	29,224
643	Transcept Pharmaceuticals, Inc.*	7,542
2,439	Triple-S Management Corp., Class B*	53,731
1,217	U.S. Physical Therapy, Inc.	31,326
5,815	Unilife Corp.*	28,435
3,845	Universal American Corp.	35,758
3,351	Vanda Pharmaceuticals, Inc.*	24,998
2,012	Vascular Solutions, Inc.*	26,538
8,564	Vical, Inc.*	32,886
9,354	ViroPharma, Inc.*	181,000
1,737	Vital Images, Inc.*	32,499
9,719	Vivus, Inc.*	85,236
6,043	Volcano Corp.*	189,931
5,096	WellCare Health Plans, Inc.*	250,978
3,998	West Pharmaceutical Services, Inc.	185,827
4,666	Wright Medical Group, Inc.*	72,556

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,741	XenoPort, Inc.*	$28,993
676	Young Innovations, Inc.	19,327
8,401	Zalicus, Inc.*	22,179
7,163	ZIOPHARM Oncology, Inc.*	51,001
825	Zogenix, Inc.*	3,556
2,577	Zoll Medical Corp.*	156,707
		20,139,853
	Industrials - 8.4%

4,726	3D Systems Corp.*	94,473
4,369	A. O. Smith Corp.	181,182
10,535	A123 Systems, Inc.*	64,790
1,486	AAON, Inc.	50,078
4,691	AAR Corp.	123,796
6,241	ABM Industries, Inc.	142,170
5,022	Acacia Research - Acacia Technologies*	194,653
6,587	ACCO Brands Corp.*	54,672
3,055	Aceto Corp.	21,538
8,165	Actuant Corp., Class A	205,268
5,228	Acuity Brands, Inc.	318,699
7,907	Advanced Battery Technologies, Inc.*	11,861
1,859	Advisory Board Co. (The)*	97,728
1,988	Aerovironment, Inc.*	60,018
6,509	Air Transport Services Group, Inc.*	48,492
6,100	Aircastle Ltd.	76,494
777	Alamo Group, Inc.	19,814
4,299	Alaska Air Group, Inc.*	290,354
3,285	Albany International Corp., Class A	90,666
1,827	Allegiant Travel Co.*	83,329
3,222	Altra Holdings, Inc.*	84,900
1,028	Amerco, Inc.*	92,818
1,045	Ameresco, Inc., Class A*	15,278
1,132	American Railcar Industries, Inc.*	27,168
4,422	American Reprographics Co.*	41,478
1,082	American Science & Engineering, Inc.	93,625
6,089	American Superconductor Corp.*	65,091
1,086	American Woodmark Corp.	21,807
1,108	Ameron International Corp.	74,435
1,025	Ampco-Pittsburgh Corp.	24,231
3,824	APAC Customer Services, Inc.*	22,370
3,375	Apogee Enterprises, Inc.	44,685
9,319	Applied Energetics, Inc.*	4,585
5,089	Applied Industrial Technologies, Inc.	181,270
930	Argan, Inc.*	9,086
3,042	Arkansas Best Corp.	74,499
2,385	Astec Industries, Inc.*	89,485
1,123	Astronics Corp.*	30,108
3,104	Atlas Air Worldwide Holdings, Inc.*	196,452
12,341	Avis Budget Group, Inc.*	217,078
1,493	AZZ, Inc.	65,871
1,801	Badger Meter, Inc.	67,033
1,964	Baltic Trading Ltd.	12,491
5,893	Barnes Group, Inc.	142,080
932	Barrett Business Services, Inc.	14,241
5,475	Beacon Roofing Supply, Inc.*	119,957
5,620	Belden, Inc.	201,983
5,750	Blount International, Inc.*	97,463
1,316	BlueLinx Holdings, Inc.*	4,567
5,871	Brady Corp., Class A	202,373
6,018	Briggs & Stratton Corp.	125,475
5,758	Brink’s Co. (The)	171,301
11,126	Broadwind Energy, Inc.*	19,359
5,451	Builders FirstSource, Inc.*	13,191
1,288	CAI International, Inc.*	30,088
28,906	Capstone Turbine Corp.*	50,296
1,091	Cascade Corp.	44,327
2,999	Casella Waste Systems, Inc., Class A*	18,894
4,197	CBIZ, Inc.*	32,107
1,508	CDI Corp.	21,187
2,400	Celadon Group, Inc.*	33,600
6,613	Cenveo, Inc.*	42,852
3,057	Ceradyne, Inc.*	136,831
3,448	Chart Industries, Inc.*	167,504
2,052	CIRCOR International, Inc.	90,924
6,063	CLARCOR, Inc.	258,344
2,774	Clean Harbors, Inc.*	280,618
953	Coleman Cable, Inc.*	13,504
2,890	Colfax Corp.*	65,112
2,299	Columbus McKinnon Corp.*	44,831
4,570	Comfort Systems USA, Inc.	47,391
2,944	Commercial Vehicle Group, Inc.*	45,573
138	Compx International, Inc.	1,899
1,120	Consolidated Graphics, Inc.*	61,813
4,118	Corporate Executive Board Co. (The)	173,162
2,487	CoStar Group, Inc.*	156,930
1,228	Courier Corp.	13,864
1,327	CRA International, Inc.*	37,156
1,893	Cubic Corp.	96,997
5,513	Curtiss-Wright Corp.	188,048
6,171	Deluxe Corp.	158,842
3,315	DigitalGlobe, Inc.*	81,615
3,643	Dolan Co. (The)*	38,179
3,443	Dollar Thrifty Automotive Group, Inc.*	285,597
1,294	Douglas Dynamics, Inc.	20,044
1,259	Ducommun, Inc.	24,714
992	DXP Enterprises, Inc.*	25,693
4,223	Dycom Industries, Inc.*	72,171
1,558	Dynamic Materials Corp.	35,086
7,468	Eagle Bulk Shipping, Inc.*	21,508
7,971	EMCOR Group, Inc.*	242,079
2,225	Encore Wire Corp.	54,045
7,734	Ener1, Inc.*	9,668
4,934	Energy Recovery, Inc.*	13,618
10,638	EnergySolutions, Inc.	54,360
2,523	EnerNOC, Inc.*	45,540
5,803	EnerSys*	207,747
3,113	Ennis, Inc.	59,427
2,471	EnPro Industries, Inc.*	112,628
3,179	ESCO Technologies, Inc.	119,435
3,586	Esterline Technologies Corp.*	271,173
4,784	Excel Maritime Carriers Ltd.*	16,313
1,666	Exponent, Inc.*	71,438
7,483	Federal Signal Corp.	49,163
5,635	Flow International Corp.*	23,160
8,447	Force Protection, Inc.*	40,884
3,483	Forward Air Corp.	122,253
1,576	Franklin Covey Co.*	14,405
2,796	Franklin Electric Co., Inc.	124,422
1,434	FreightCar America, Inc.*	39,650
2,148	Fuel Tech, Inc.*	18,129
12,913	FuelCell Energy, Inc.*	24,535
4,416	Furmanite Corp.*	33,473
2,232	G&K Services, Inc., Class A	70,598
3,409	Genco Shipping & Trading Ltd.*	27,136

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,032	GenCorp, Inc.*	$44,161
2,322	Generac Holdings, Inc.*	42,748
4,660	Genesee & Wyoming, Inc., Class A*	276,571
7,340	Geo Group, Inc. (The)*	180,491
2,652	GeoEye, Inc.*	87,967
3,637	Gibraltar Industries, Inc.*	47,499
1,464	Gorman-Rupp Co. (The)	64,270
1,765	GP Strategies Corp.*	24,463
14,474	GrafTech International Ltd.*	305,980
1,184	Graham Corp.	27,007
4,193	Granite Construction, Inc.	115,266
7,039	Great Lakes Dredge & Dock Corp.	42,727
2,575	Greenbrier Cos., Inc.*	67,105
5,724	Griffon Corp.*	60,617
3,327	H&E Equipment Services, Inc.*	48,275
6,222	Hawaiian Holdings, Inc.*	34,470
7,893	Healthcare Services Group, Inc.	134,655
6,061	Heartland Express, Inc.	100,734
4,409	HEICO Corp.	242,407
2,100	Heidrick & Struggles International, Inc.	43,995
6,847	Herman Miller, Inc.	171,860
11,664	Hexcel Corp.*	241,095
1,244	Higher One Holdings, Inc.*	19,071
2,943	Hill International, Inc.*	13,538
5,435	HNI Corp.	135,386
2,057	Hoku Corp.*	4,052
3,660	Horizon Lines, Inc., Class A	4,099
2,132	Houston Wire & Cable Co.	34,091
4,490	HUB Group, Inc., Class A*	171,338
3,865	Hudson Highland Group, Inc.*	20,291
2,647	Huron Consulting Group, Inc.*	80,284
2,056	ICF International, Inc.*	52,880
3,015	II-VI, Inc.*	171,433
2,854	InnerWorkings, Inc.*	24,173
4,717	Insituform Technologies, Inc., Class A*	121,746
2,616	Insperity, Inc.	82,299
2,113	Insteel Industries, Inc.	28,821
6,067	Interface, Inc., Class A	116,790
3,965	Interline Brands, Inc.*	73,234
676	International Shipholding Corp.	15,284
29,328	JetBlue Airways Corp.*	178,021
3,384	John Bean Technologies Corp.	66,462
1,494	Kadant, Inc.*	43,953
3,116	Kaman Corp.	112,425
4,020	Kaydon Corp.	146,207
3,179	Kelly Services, Inc., Class A*	56,046
1,262	KEYW Holding Corp. (The)*	14,235
3,694	Kforce, Inc.*	49,832
3,766	Kimball International, Inc., Class B	25,533
7,146	Knight Transportation, Inc.	122,197
5,650	Knoll, Inc.	108,424
5,530	Korn/Ferry International*	118,121
2,756	Kratos Defense & Security Solutions, Inc.*	33,458
1,224	L.B. Foster Co., Class A	44,382
1,495	LaBarge, Inc.*	28,644
488	Lawson Products, Inc.	9,199
2,351	Layne Christensen Co.*	69,519
1,501	Lindsay Corp.	100,687
1,061	LMI Aerospace, Inc.*	22,642
2,275	LSI Industries, Inc.	17,108
2,050	Lydall, Inc.*	24,518
1,276	M&F Worldwide Corp.*	27,051
1,850	Marten Transport Ltd.	41,514
6,371	MasTec, Inc.*	134,110
2,875	McGrath RentCorp	80,615
11,308	Meritor, Inc.*	186,695
4,511	Metalico, Inc.*	26,705
1,757	Met-Pro Corp.	20,434
951	Michael Baker Corp.*	24,726
1,997	Middleby Corp.*	171,842
1,216	Miller Industries, Inc.	20,915
3,190	Mine Safety Appliances Co.	119,880
1,734	Mistras Group, Inc.*	30,189
5,408	Mobile Mini, Inc.*	121,680
5,453	Moog, Inc., Class A*	223,846
4,530	Mueller Industries, Inc.	168,425
18,568	Mueller Water Products, Inc., Class A	75,015
1,352	Multi-Color Corp.	30,569
2,391	MYR Group, Inc.*	53,917
695	NACCO Industries, Inc., Class A	67,971
577	National Presto Industries, Inc.	60,498
6,082	Navigant Consulting, Inc.*	61,428
2,352	NCI Building Systems, Inc.*	25,543
8,203	Nordson Corp.	426,720
1,111	Northwest Pipe Co.*	29,042
5,022	Old Dominion Freight Line, Inc.*	187,471
331	Omega Flex, Inc.*	4,416
4,378	On Assignment, Inc.*	48,902
6,926	Orbital Sciences Corp.*	130,278
3,230	Orion Marine Group, Inc.*	34,367
552	P.A.M. Transportation Services, Inc.*	5,989
4,202	Pacer International, Inc.*	21,934
941	Park-Ohio Holdings Corp.*	20,006
525	Patriot Transportation Holding, Inc.*	11,760
2,309	PGT, Inc.*	5,519
1,971	Pike Electric Corp.*	17,562
2,232	Pinnacle Airlines Corp.*	10,870
2,086	PMFG, Inc.*	41,720
2,616	Polypore International, Inc.*	171,479
1,062	Powell Industries, Inc.*	36,480
2,194	PowerSecure International, Inc.*	17,969
263	Preformed Line Products Co.	18,820
2,629	Primoris Services Corp.	33,309
1,253	Quality Distribution, Inc.*	15,049
4,551	Quanex Building Products Corp.	90,292
2,777	RailAmerica, Inc.*	43,627
1,951	Raven Industries, Inc.	109,256
2,611	RBC Bearings, Inc.*	104,440
5,791	Republic Airways Holdings, Inc.*	28,260
5,569	Resources Connection, Inc.	78,579
1,275	Roadrunner Transportation Systems, Inc.*	19,125
4,635	Robbins & Myers, Inc.	204,218
7,738	Rollins, Inc.	155,689
5,917	RSC Holdings, Inc.*	79,110
3,832	Rush Enterprises, Inc., Class A*	76,525
1,907	Saia, Inc.*	29,959
13,886	Satcon Technology Corp.*	36,937
1,390	Sauer-Danfoss, Inc.*	74,226
1,334	Schawk, Inc.	23,185
2,267	School Specialty, Inc.*	34,866
39	Seaboard Corp.	90,090
1,313	SeaCube Container Leasing Ltd.	23,568
6,241	SFN Group, Inc.*	64,844
4,732	Simpson Manufacturing Co., Inc.	132,591
6,357	Skywest, Inc.	98,089

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,864	Standard Parking Corp.*	$30,719
2,149	Standard Register Co. (The)	7,285
1,500	Standex International Corp.	49,830
9,207	Steelcase, Inc., Class A	100,080
1,935	Sterling Construction Co., Inc.*	25,774
1,502	Sun Hydraulics Corp.	72,742
4,961	SYKES Enterprises, Inc.*	107,306
2,186	TAL International Group, Inc.	73,734
7,522	Taser International, Inc.*	34,075
2,279	Team, Inc.*	52,417
2,221	Tecumseh Products Co., Class A*	23,054
4,355	Teledyne Technologies, Inc.*	213,831
2,269	Tennant Co.	87,651
7,419	Tetra Tech, Inc.*	180,504
1,142	Textainer Group Holdings Ltd.	36,852
5,048	Titan International, Inc.	138,770
1,820	Titan Machinery, Inc.*	48,758
2,947	Tredegar Corp.	57,142
1,858	Trex Co., Inc.*	56,780
1,803	Trimas Corp.*	36,781
2,006	Triumph Group, Inc.	187,601
5,299	TrueBlue, Inc.*	77,577
3,207	Tutor Perini Corp.	65,102
1,008	Twin Disc, Inc.	33,627
2,660	Ultrapetrol (Bahamas) Ltd.*	13,805
1,695	Unifirst Corp.	90,886
210	United Capital Corp.*	5,670
7,266	United Rentals, Inc.*	198,652
2,909	United Stationers, Inc.	215,324
2,327	Universal Forest Products, Inc.	68,018
703	Universal Truckload Services, Inc.*	11,515
4,333	UQM Technologies, Inc.*	11,352
19,387	US Airways Group, Inc.*	176,422
2,201	US Ecology, Inc.	38,606
945	USA Truck, Inc.*	11,170
2,469	Viad Corp.	55,849
2,345	Vicor Corp.	38,833
498	VSE Corp.	13,117
8,211	Wabash National Corp.*	79,400
3,345	Watsco, Inc.	223,914
3,523	Watts Water Technologies, Inc., Class A	123,270
5,174	Werner Enterprises, Inc.	129,764
7,326	Woodward, Inc.	258,022
900	Xerium Technologies, Inc.*	18,702
		22,886,264
	Information Technology - 10.7%

6,610	Accelrys, Inc.*	47,790
4,088	ACI Worldwide, Inc.*	132,329
5,644	Acme Packet, Inc.*	427,194
5,451	Actuate Corp.*	29,653
8,218	Acxiom Corp.*	112,998
7,471	ADTRAN, Inc.	320,207
5,169	Advanced Analogic Technologies, Inc.*	31,169
4,375	Advanced Energy Industries, Inc.*	64,969
3,792	Advent Software, Inc.*	105,986
2,132	Agilysys, Inc.*	14,519
611	Alpha & Omega Semiconductor Ltd.*	8,542
2,652	American Software, Inc., Class A	20,367
12,611	Amkor Technology, Inc.*	80,584
7,840	ANADIGICS, Inc.*	25,637
1,767	Anaren, Inc.*	30,216
2,433	Ancestry.com, Inc.*	100,069
3,376	Anixter International, Inc.	228,521
7,869	Applied Micro Circuits Corp.*	83,254
11,608	Ariba, Inc.*	389,332
15,244	Arris Group, Inc.*	172,105
9,896	Aruba Networks, Inc.*	281,244
7,478	Aspen Technology, Inc.*	123,761
3,785	ATMI, Inc.*	72,634
7,174	Aviat Networks, Inc.*	33,503
3,493	Avid Technology, Inc.*	61,023
12,521	Axcelis Technologies, Inc.*	22,538
3,726	AXT, Inc.*	30,330
1,254	Bel Fuse, Inc., Class B	24,541
7,578	Benchmark Electronics, Inc.*	130,948
6,000	BigBand Networks, Inc.*	12,600
2,110	Black Box Corp.	69,546
5,387	Blackbaud, Inc.	151,644
4,104	Blackboard, Inc.*	176,841
5,002	Blue Coat Systems, Inc.*	114,796
3,993	Bottomline Technologies, Inc.*	103,818
8,468	Brightpoint, Inc.*	76,551
953	BroadSoft, Inc.*	37,682
7,813	Brooks Automation, Inc.*	88,599
2,841	Cabot Microelectronics Corp.*	142,760
3,635	CACI International, Inc., Class A*	232,022
1,335	Calix, Inc.*	28,796
3,239	Cardtronics, Inc.*	71,711
1,011	Cass Information Systems, Inc.	40,288
5,657	Cavium Networks, Inc.*	251,623
3,559	CDC Corp., Class A*	9,182
2,741	CEVA, Inc.*	94,099
4,746	Checkpoint Systems, Inc.*	85,950
7,490	Ciber, Inc.*	45,689
8,310	Cirrus Logic, Inc.*	136,700
4,769	Cognex Corp.	168,298
3,038	Coherent, Inc.*	170,432
2,832	Cohu, Inc.	37,382
5,189	CommVault Systems, Inc.*	214,513
1,778	Computer Task Group, Inc.*	23,861
2,725	comScore, Inc.*	76,491
3,208	Comtech Telecommunications Corp.	89,150
3,022	Comverge, Inc.*	10,577
4,838	Concur Technologies, Inc.*	241,755
3,427	Constant Contact, Inc.*	82,419
710	Convio, Inc.*	8,108
4,266	Cray, Inc.*	27,302
4,094	CSG Systems International, Inc.*	78,154
4,085	CTS Corp.	41,830
3,617	Cymer, Inc.*	173,146
4,067	Daktronics, Inc.	43,720
1,590	DDi Corp.	14,501
4,845	DealerTrack Holdings, Inc.*	112,259
2,373	Deltek, Inc.*	17,679
940	Demand Media, Inc.*	14,297
2,477	DemandTec, Inc.*	24,621
3,011	DG FastChannel, Inc.*	106,529
2,023	Dice Holdings, Inc.*	29,880
2,996	Digi International, Inc.*	35,323
811	Digimarc Corp.*	24,208
4,763	Digital River, Inc.*	155,036
4,075	Diodes, Inc.*	118,990
2,782	DSP Group, Inc.*	22,979
2,090	DTS, Inc.*	96,307
12,973	Earthlink, Inc.	102,422
3,636	Ebix, Inc.*	71,993
3,965	Echelon Corp.*	37,905
1,279	Echo Global Logistics, Inc.*	19,057

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,983	Electro Rent Corp.	$30,419
3,326	Electro Scientific Industries, Inc.*	59,868
5,443	Electronics for Imaging, Inc.*	98,246
1,840	EMS Technologies, Inc.*	48,006
10,442	Emulex Corp.*	97,111
6,400	Energy Conversion Devices, Inc.*	8,960
15,788	Entegris, Inc.*	144,934
7,816	Entropic Communications, Inc.*	69,562
926	Envestnet, Inc.*	13,742
3,936	EPIQ Systems, Inc.	58,883
460	ePlus, Inc.*	12,089
5,894	Euronet Worldwide, Inc.*	101,907
4,298	Evergreen Solar, Inc.*	3,002
4,337	Exar Corp.*	27,583
1,826	ExlService Holdings, Inc.*	42,874
10,818	Extreme Networks*	35,916
1,175	Fabrinet*	27,836
5,014	Fair Isaac Corp.	146,660
3,543	FalconStor Software, Inc.*	15,589
1,940	FARO Technologies, Inc.*	86,834
4,567	FEI Co.*	178,159
10,774	Finisar Corp.*	258,791
6,011	Formfactor, Inc.*	59,569
1,753	Forrester Research, Inc.	66,509
5,308	Fortinet, Inc.*	257,385
4,624	FSI International, Inc.*	20,392
3,024	Gerber Scientific, Inc.*	29,303
6,062	Global Cash Access Holdings, Inc.*	19,459
2,578	Globecomm Systems, Inc.*	37,793
8,748	GSI Commerce, Inc.*	255,879
2,318	GSI Technology, Inc.*	16,249
6,518	GT Solar International, Inc.*	83,170
1,599	Guidance Software, Inc.*	12,840
3,429	Hackett Group, Inc. (The)*	17,042
13,456	Harmonic, Inc.*	104,822
4,548	Heartland Payment Systems, Inc.	86,503
3,284	Hittite Microwave Corp.*	208,271
2,808	Hutchinson Technology, Inc.*	7,020
5,540	Hypercom Corp.*	59,223
2,844	iGate Corp.	52,472
4,401	Ikanos Communications, Inc.*	6,734
3,579	Imation Corp.*	34,788
3,377	Immersion Corp.*	28,671
11,137	Infinera Corp.*	79,073
4,308	Infospace, Inc.*	40,064
863	Inphi Corp.*	17,122
5,557	Insight Enterprises, Inc.*	93,191
2,104	Integral Systems, Inc.*	24,974
18,455	Integrated Device Technology, Inc.*	154,837
3,114	Integrated Silicon Solution, Inc.*	28,773
1,666	Interactive Intelligence, Inc.*	60,492
5,286	InterDigital, Inc.	227,351
5,874	Intermec, Inc.*	70,958
6,229	Internap Network Services Corp.*	51,389
2,678	Intevac, Inc.*	31,788
1,529	INTL FCStone, Inc.*	39,525
1,402	IntraLinks Holdings, Inc.*	28,951
3,122	IPG Photonics Corp.*	234,618
4,137	Ixia*	65,116
2,889	IXYS Corp.*	40,128
5,430	j2 Global Communications, Inc.*	157,416
10,257	Jack Henry & Associates, Inc.	320,429
5,261	JDA Software Group, Inc.*	173,771
3,174	Kenexa Corp.*	100,362
1,679	Keynote Systems, Inc.	35,645
3,414	KIT Digital, Inc.*	41,822
3,386	Knot, Inc. (The)*	34,740
8,006	Kopin Corp.*	41,711
8,429	Kulicke & Soffa Industries, Inc.*	102,412
1,826	KVH Industries, Inc.*	21,620
9,232	L-1 Identity Solutions, Inc.*	102,660
13,937	Lattice Semiconductor Corp.*	91,845
16,679	Lawson Software, Inc.*	185,637
6,259	Limelight Networks, Inc.*	35,864
7,163	Lionbridge Technologies, Inc.*	23,208
1,701	Liquidity Services, Inc.*	35,653
2,635	Littelfuse, Inc.	158,100
5,352	LivePerson, Inc.*	63,475
2,549	Local.com Corp.*	9,584
1,810	LogMeIn, Inc.*	78,771
2,182	LoopNet, Inc.*	40,302
1,297	Loral Space & Communications, Inc.*	86,276
5,884	LTX-Credence Corp.*	55,898
7,937	Magma Design Automation, Inc.*	55,400
2,729	Manhattan Associates, Inc.*	98,108
2,671	Mantech International Corp., Class A	120,248
2,452	Marchex, Inc., Class B	19,101
6,987	Mattson Technology, Inc.*	11,878
2,099	MAXIMUS, Inc.	175,896
897	MaxLinear, Inc., Class A*	8,172
3,338	Maxwell Technologies, Inc.*	54,476
1,745	Measurement Specialties, Inc.*	66,746
651	MediaMind Technologies, Inc.*	11,379
13,506	Mentor Graphics Corp.*	181,115
3,463	Mercury Computer Systems, Inc.*	66,213
697	Meru Networks, Inc.*	12,483
4,476	Methode Electronics, Inc.	53,533
6,113	Micrel, Inc.	71,950
9,978	Microsemi Corp.*	220,015
1,003	MicroStrategy, Inc., Class A*	146,629
12,322	Microvision, Inc.*	15,279
3,838	Mindspeed Technologies, Inc.*	33,352
6,024	MIPS Technologies, Inc.*	47,710
6,022	MKS Instruments, Inc.	158,379
5,324	ModusLink Global Solutions, Inc.	25,236
10,002	MoneyGram International, Inc.*	36,607
3,887	Monolithic Power Systems, Inc.*	67,245
2,677	Monotype Imaging Holdings, Inc.*	38,147
3,796	MoSys, Inc.*	22,928
739	Motricity, Inc.*	6,880
18,745	Move, Inc.*	36,928
1,839	MTS Systems Corp.	75,362
1,177	Multi-Fineline Electronix, Inc.*	24,941
2,251	Nanometrics, Inc.*	35,498
794	NCI, Inc., Class A*	18,024
1,037	NeoPhotonics Corp.*	9,883
4,232	Netgear, Inc.*	177,109
7,527	Netlogic Microsystems, Inc.*	288,435
3,675	Netscout Systems, Inc.*	85,260
2,200	NetSuite, Inc.*	83,028
4,330	Network Engines, Inc.*	4,936
3,612	Network Equipment Technologies, Inc.*	9,897
4,409	Newport Corp.*	80,200
6,712	NIC, Inc.	87,659
3,757	Novatel Wireless, Inc.*	20,062
565	NVE Corp.*	34,510
5,937	Oclaro, Inc.*	56,817
6,690	Omnivision Technologies, Inc.*	236,224
3,234	Online Resources Corp.*	10,866

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,900	OpenTable, Inc.*	$167,827
10,081	Openwave Systems, Inc.*	24,497
2,482	Oplink Communications, Inc.*	45,867
1,597	Opnet Technologies, Inc.	62,554
5,208	Opnext, Inc.*	14,999
1,948	OSI Systems, Inc.*	77,881
13,954	Parametric Technology Corp.*	324,989
2,472	Park Electrochemical Corp.	74,432
1,145	PC Connection, Inc.*	9,996
2,293	PC-Tel, Inc.*	15,868
2,715	PDF Solutions, Inc.*	17,132
1,945	Pegasystems, Inc.	72,646
2,551	Perficient, Inc.*	28,444
3,047	Pericom Semiconductor Corp.*	28,093
6,420	Photronics, Inc.*	64,457
5,801	Plantronics, Inc.	212,201
4,559	Plexus Corp.*	169,960
4,453	PLX Technology, Inc.*	15,630
2,964	Power Integrations, Inc.	109,134
8,395	Power-One, Inc.*	70,434
20,299	Powerwave Technologies, Inc.*	76,730
3,298	Presstek, Inc.*	6,233
8,066	Progress Software Corp.*	218,347
2,327	PROS Holdings, Inc.*	39,094
4,958	Pulse Electronics Corp.	24,393
769	QAD, Inc., Class A*	8,305
1,608	QLIK Technologies, Inc.*	53,530
27,095	Quantum Corp.*	83,182
7,205	Quest Software, Inc.*	163,517
1,208	QuinStreet, Inc.*	18,676
11,655	Rackspace Hosting, Inc.*	512,820
3,972	Radiant Systems, Inc.*	83,412
2,893	Radisys Corp.*	24,967
1,856	RealD, Inc.*	50,669
10,064	RealNetworks, Inc.*	37,639
1,833	RealPage, Inc.*	53,982
1,582	Renaissance Learning, Inc.	18,462
32,265	RF Micro Devices, Inc.*	203,270
1,739	Richardson Electronics Ltd.	23,824
2,603	RightNow Technologies, Inc.*	86,159
1,142	Rimage Corp.	16,662
16,090	Riverbed Technology, Inc.*	610,133
3,398	Rofin-Sinar Technologies, Inc.*	122,804
1,897	Rogers Corp.*	89,026
1,258	Rosetta Stone, Inc.*	17,637
1,947	Rubicon Technology, Inc.*	44,664
3,749	Rudolph Technologies, Inc.*	43,976
6,224	S1 Corp.*	45,311
3,366	Saba Software, Inc.*	33,290
9,557	Sanmina-SCI Corp.*	102,164
12,388	Sapient Corp.*	181,980
4,507	SAVVIS, Inc.*	177,125
3,227	ScanSource, Inc.*	114,333
3,347	Seachange International, Inc.*	37,687
7,843	Semtech Corp.*	224,467
5,411	ShoreTel, Inc.*	59,521
3,739	Sigma Designs, Inc.*	33,614
3,687	Silicon Graphics International Corp.*	66,735
9,212	Silicon Image, Inc.*	69,827
6,317	SMART Modular Technologies (WWH), Inc.*	58,243
3,659	Smith Micro Software, Inc.*	19,429
4,476	SolarWinds, Inc.*	110,333
25,025	Sonus Networks, Inc.*	81,081
3,303	Sourcefire, Inc.*	88,223
1,642	Spansion, Inc., Class A*	32,889
1,530	Spectrum Control, Inc.*	30,569
566	SPS Commerce, Inc.*	9,452
5,159	SRA International, Inc., Class A*	159,671
1,415	SRS Labs, Inc.*	13,711
1,593	SS&C Technologies Holdings, Inc.*	31,143
1,267	Stamps.com, Inc.	15,761
2,695	Standard Microsystems Corp.*	72,280
4,896	STEC, Inc.*	87,687
2,466	Stratasys, Inc.*	86,803
542	Stream Global Services, Inc.*	1,648
8,169	SuccessFactors, Inc.*	286,487
3,121	Super Micro Computer, Inc.*	52,370
1,180	Supertex, Inc.*	25,795
5,610	Support.com, Inc.*	26,928
2,320	Sycamore Networks, Inc.	56,237
5,273	Symmetricom, Inc.*	29,898
4,072	Synaptics, Inc.*	114,220
2,936	Synchronoss Technologies, Inc.*	94,246
2,698	SYNNEX Corp.*	88,333
1,583	Syntel, Inc.	85,276
8,466	Take-Two Interactive Software, Inc.*	138,758
4,779	Taleo Corp., Class A*	178,400
1,585	TechTarget, Inc.*	12,807
8,212	Tekelec*	74,729
5,832	TeleCommunication Systems, Inc., Class A*	29,102
967	TeleNav, Inc.*	15,801
3,362	TeleTech Holdings, Inc.*	60,852
602	Tessco Technologies, Inc.	6,881
6,036	Tessera Technologies, Inc.*	104,423
8,123	THQ, Inc.*	33,548
19,971	TIBCO Software, Inc.*	560,985
1,518	Tier Technologies, Inc.*	7,271
13,880	TiVo, Inc.*	143,519
3,133	TNS, Inc.*	51,475
664	Travelzoo, Inc.*	49,893
8,532	Trident Microsystems, Inc.*	8,363
19,607	TriQuint Semiconductor, Inc.*	253,911
9,621	TTM Technologies, Inc.*	159,324
3,427	Tyler Technologies, Inc.*	87,080
3,246	Ultimate Software Group, Inc.*	183,009
2,735	Ultra Clean Holdings*	27,788
3,023	Ultratech, Inc.*	96,041
5,118	Unisys Corp.*	143,048
10,474	United Online, Inc.	63,682
4,276	Universal Display Corp.*	204,051
14,054	UTStarcom, Inc.*	27,686
9,776	ValueClick, Inc.*	176,457
3,238	VASCO Data Security International, Inc.*	38,662
4,873	Veeco Instruments, Inc.*	280,636
10,271	VeriFone Systems, Inc.*	494,343
3,988	Viasat, Inc.*	176,549
516	Viasystems Group, Inc.*	11,708
4,238	VirnetX Holding Corp.	111,290
1,627	Virtusa Corp.*	32,784
2,013	Vocus, Inc.*	54,834
2,979	Volterra Semiconductor Corp.*	73,492
9,626	Wave Systems Corp., Class A*	26,375
4,883	Websense, Inc.*	121,343
4,663	Wright Express Corp.*	251,615
4,015	X-Rite, Inc.*	19,232
3,624	Xyratex Ltd.*	34,591
7,074	Zix Corp.*	26,952
6,160	Zoran Corp.*	50,697

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,099	Zygo Corp.*	$29,911
		29,163,163
	Materials - 3.2%

3,785	A. Schulman, Inc.	96,480
2,007	A.M. Castle & Co.*	37,089
496	AEP Industries, Inc.*	15,227
9,001	Allied Nevada Gold Corp.*	333,757
2,865	AMCOL International Corp.	105,203
2,445	American Vanguard Corp.	29,218
2,717	Arch Chemicals, Inc.	98,220
3,389	Balchem Corp.	146,235
11,837	Boise, Inc.	99,904
4,717	Buckeye Technologies, Inc.	120,142
6,752	Calgon Carbon Corp.*	116,472
7,663	Century Aluminum Co.*	123,681
1,380	Clearwater Paper Corp.*	95,344
10,584	Coeur d’Alene Mines Corp.*	291,801
1,291	Deltic Timber Corp.	74,245
10,353	Ferro Corp.*	135,624
8,295	General Moly, Inc.*	40,480
4,054	Georgia Gulf Corp.*	114,890
7,371	Globe Specialty Metals, Inc.	167,027
30,994	Golden Star Resources Ltd.*	82,754
2,060	Graham Packaging Co., Inc.*	46,741
15,103	Graphic Packaging Holding Co.*	82,764
5,879	H.B. Fuller Co.	131,043
1,042	Hawkins, Inc.	45,379
1,460	Haynes International, Inc.	82,154
7,257	Headwaters, Inc.*	26,561
33,418	Hecla Mining Co.*	283,719
5,209	Horsehead Holding Corp.*	69,488
2,574	Innophos Holdings, Inc.	115,547
10,106	Jaguar Mining, Inc.*	54,775
1,826	Kaiser Aluminum Corp.	96,303
4,593	KapStone Paper and Packaging Corp.*	75,555
735	KMG Chemicals, Inc.	13,598
2,470	Koppers Holdings, Inc.	99,121
1,350	Kraton Performance Polymers, Inc.*	51,921
3,175	Landec Corp.*	18,225
15,243	Louisiana-Pacific Corp.*	127,736
2,057	LSB Industries, Inc.*	97,378
2,438	Materion Corp.*	96,715
1,375	Metals USA Holdings Corp.*	21,615
2,260	Minerals Technologies, Inc.	153,680
3,080	Molycorp, Inc.*	204,604
4,244	Myers Industries, Inc.	44,435
1,768	Neenah Paper, Inc.	41,000
1,147	NewMarket Corp.	199,830
818	NL Industries, Inc.	15,697
1,632	Noranda Aluminum Holding Corp.*	24,186
9,480	Olin Corp.	227,710
1,096	Olympic Steel, Inc.	32,135
3,710	OM Group, Inc.*	138,309
5,366	Omnova Solutions, Inc.*	50,494
5,503	P. H. Glatfelter Co.	84,801
11,149	PolyOne Corp.	169,799
1,539	Quaker Chemical Corp.	67,039
4,681	Rock-Tenn Co., Class A	359,641
6,264	Rockwood Holdings, Inc.*	329,424
3,615	RTI International Metals, Inc.*	137,840
2,207	Schweitzer-Mauduit International, Inc.	116,265
4,640	Senomyx, Inc.*	29,696
5,952	Sensient Technologies Corp.	226,474
5,913	Silgan Holdings, Inc.	265,435
14,588	Solutia, Inc.*	364,262
3,714	Spartech Corp.*	26,407
937	Stepan Co.	62,901
5,634	Stillwater Mining Co.*	114,088
3,410	STR Holdings, Inc.*	53,912
2,500	Texas Industries, Inc.	104,725
19,752	Thompson Creek Metals Co., Inc.*	214,507
852	TPC Group, Inc.*	30,996
3,214	U.S. Energy Corp.*	16,038
11,952	U.S. Gold Corp.*	84,501
312	United States Lime & Minerals, Inc.*	12,312
814	Universal Stainless & Alloy*	29,638
1,766	Verso Paper Corp.*	6,640
5,892	Wausau Paper Corp.	40,419
2,362	Westlake Chemical Corp.	132,508
6,792	Worthington Industries, Inc.	148,269
8,738	WR Grace & Co.*	408,851
2,608	Zep, Inc.	48,587
3,338	Zoltek Cos., Inc.*	36,785
		8,814,971
	Telecommunication Services - 0.5%

2,707	AboveNet, Inc.	211,336
5,357	Alaska Communications Systems Group, Inc.	48,320
1,121	Atlantic Tele-Network, Inc.	42,856
3,223	Cbeyond, Inc.*	46,282
24,178	Cincinnati Bell, Inc.*	76,886
5,392	Cogent Communications Group, Inc.*	83,846
2,993	Consolidated Communications Holdings, Inc.	57,286
6,006	FiberTower Corp.*	11,111
4,929	General Communication, Inc., Class A*	60,873
3,625	Global Crossing Ltd.*	126,295
8,387	Globalstar, Inc.*	10,148
1,071	Hughes Communications, Inc.*	64,260
11,305	ICO Global Communications Holdings Ltd.*	33,011
1,700	IDT Corp., Class B	50,150
4,095	Iridium Communications, Inc.*	36,527
3,971	Neutral Tandem, Inc.*	67,388
3,534	NTELOS Holdings Corp.	73,684
15,133	PAETEC Holding Corp.*	67,493
6,285	Premiere Global Services, Inc.*	52,920
2,853	Shenandoah Telecommunications Co.	51,953
2,661	USA Mobility, Inc.	43,268
13,294	Vonage Holdings Corp.*	63,412
		1,379,305
	Utilities - 1.7%

3,737	Allete, Inc.	149,032
2,261	American DG Energy, Inc.*	3,685
2,232	American States Water Co.	77,183
759	Artesian Resources Corp., Class A	14,922
6,600	Avista Corp.	164,538
4,709	Black Hills Corp.	146,073
1,462	Cadiz, Inc.*	15,366
2,368	California Water Service Group	89,605
1,576	Central Vermont Public Service Corp.	54,057
1,901	CH Energy Group, Inc.	102,559

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,137	Chesapeake Utilities Corp.	$45,980
7,295	Cleco Corp.	255,982
1,023	Connecticut Water Service, Inc.	25,790
1,749	Consolidated Water Co., Ltd.	16,860
12,325	Dynegy, Inc.*	74,690
5,261	El Paso Electric Co.*	163,828
4,825	Empire District Electric Co. (The)	92,447
5,782	IDACORP, Inc.	227,637
2,678	Laclede Group, Inc. (The)	100,720
2,778	MGE Energy, Inc.	115,676
1,838	Middlesex Water Co.	34,481
4,964	New Jersey Resources Corp.	228,741
5,442	Nicor, Inc.	299,092
3,193	Northwest Natural Gas Co.	144,228
4,349	NorthWestern Corp.	143,821
4,319	Otter Tail Corp.	94,672
8,624	Piedmont Natural Gas Co., Inc.	271,397
10,419	PNM Resources, Inc.	172,226
9,049	Portland General Electric Co.	235,003
1,557	SJW Corp.	36,247
3,591	South Jersey Industries, Inc.	200,988
5,454	Southwest Gas Corp.	213,033
6,062	UIL Holdings Corp.	200,834
4,337	UniSource Energy Corp.	164,329
1,305	Unitil Corp.	33,447
6,088	WGL Holdings, Inc.	238,954
1,516	York Water Co.	26,666
		4,674,789
	Total Common Stocks (Cost $155,313,933)	153,740,079

No. of Warrants
	Warrants - 0.0%
67	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) - 1.9%
	Federal Home Loan Bank
$4,160,930	0.00%, due 06/01/11	4,160,930
277,395	0.01%, due 06/01/11	277,395
693,486	0.02%, due 06/02/11	693,486
	Total U.S. Government & Agency Securities (Cost $5,131,811)	5,131,811

	Repurchase Agreements (a)(b) - 14.5%
39,545,529	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $39,545,799	39,545,529
	Total Repurchase Agreements (Cost $39,545,529)	39,545,529

	Total Investment Securities (Cost $199,991,273) — 72.9%	198,417,419
	Other assets less liabilities — 27.1%	73,609,504
	Net Assets — 100.0%	$272,026,923

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2011, the value of these securities amounted to $— or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $43,097,466.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,472,240
Aggregate gross unrealized depreciation	(10,650,696)
Net unrealized depreciation	$(2,178,456)
Federal income tax cost of investments	$200,595,875

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Futures Contracts	654	06/17/11	$55,446,120	$3,122,789

Cash collateral in the amount of $2,243,220 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$30,840,259	$467,354

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	71,027,072	11,927,744

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	2,724,957	50,465

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	20,031,461	283,790

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	150,011,526	34,333,441

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	60,254,883	15,477,725

		$62,540,519

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

UltraPro S&P500

Shares		Value
	Common Stocks (a) - 58.9%
	Consumer Discretionary - 6.2%

1,133	Abercrombie & Fitch Co., Class A	$85,847
4,634	Amazon.com, Inc.*	911,461
1,601	Apollo Group, Inc., Class A*	65,817
833	AutoNation, Inc.*	29,238
347	AutoZone, Inc.*	102,018
3,313	Bed Bath & Beyond, Inc.*	178,538
4,254	Best Buy Co., Inc.	135,107
980	Big Lots, Inc.*	32,742
3,024	Cablevision Systems Corp., Class A	107,412
2,932	CarMax, Inc.*	86,963
5,611	Carnival Corp.	217,763
8,742	CBS Corp., Class B	244,339
404	Chipotle Mexican Grill, Inc.*	116,784
3,845	Coach, Inc.	244,773
36,097	Comcast Corp., Class A	911,088
3,653	D.R. Horton, Inc.	44,494
1,796	Darden Restaurants, Inc.	90,967
802	DeVry, Inc.	43,188
10,318	DIRECTV, Class A*	518,583
3,661	Discovery Communications, Inc., Class A*	159,473
2,602	Expedia, Inc.	72,882
1,644	Family Dollar Stores, Inc.	91,637
49,179	Ford Motor Co.*	733,751
1,995	Fortune Brands, Inc.	129,136
1,829	GameStop Corp., Class A*	51,175
3,117	Gannett Co., Inc.	44,448
5,379	Gap, Inc. (The)	104,353
2,048	Genuine Parts Co.	112,230
3,160	Goodyear Tire & Rubber Co. (The)*	56,027
3,968	H&R Block, Inc.	64,282
3,062	Harley-Davidson, Inc.	113,784
905	Harman International Industries, Inc.	43,413
1,781	Hasbro, Inc.	81,463
21,306	Home Depot, Inc.	772,982
3,884	International Game Technology	66,960
6,360	Interpublic Group of Cos., Inc. (The)	75,875
3,079	J.C. Penney Co., Inc.	109,089
8,808	Johnson Controls, Inc.	348,797
3,800	Kohl’s Corp.	202,312
1,903	Leggett & Platt, Inc.	49,155
2,088	Lennar Corp., Class A	39,630
3,440	Limited Brands, Inc.	137,462
17,942	Lowe’s Cos., Inc.	433,120
5,505	Macy’s, Inc.	158,984
3,779	Marriott International, Inc., Class A	142,884
4,533	Mattel, Inc.	119,649
13,564	McDonald’s Corp.	1,106,009
3,988	McGraw-Hill Cos., Inc. (The)	169,370
572	NetFlix, Inc.*	154,898
3,778	Newell Rubbermaid, Inc.	67,286
29,690	News Corp., Class A	544,515
4,977	NIKE, Inc., Class B	420,308
2,182	Nordstrom, Inc.	102,183
3,692	Omnicom Group, Inc.	172,675
1,835	O’Reilly Automotive, Inc.*	110,302
852	Polo Ralph Lauren Corp.	108,008
639	priceline.com, Inc.*	329,206
4,370	PulteGroup, Inc.*	36,883
1,374	RadioShack Corp.	21,654
1,548	Ross Stores, Inc.	126,874
1,177	Scripps Networks Interactive, Inc., Class A	59,356
567	Sears Holdings Corp.*	40,257
9,355	Staples, Inc.	157,351
9,699	Starbucks Corp.	356,826
2,498	Starwood Hotels & Resorts Worldwide, Inc.	152,328
9,207	Target Corp.	456,023
1,644	Tiffany & Co.	124,385
4,465	Time Warner Cable, Inc.	344,787
14,209	Time Warner, Inc.	517,634
5,147	TJX Cos., Inc.	272,894
1,663	Urban Outfitters, Inc.*	50,655
1,126	VF Corp.	112,228
7,762	Viacom, Inc., Class B	391,282
24,690	Walt Disney Co. (The)	1,027,845
68	Washington Post Co. (The), Class B	27,920
988	Whirlpool Corp.	82,794
2,252	Wyndham Worldwide Corp.	78,392
988	Wynn Resorts Ltd.	144,762
6,077	Yum! Brands, Inc.	336,180
		16,886,145
	Consumer Staples - 6.4%

27,198	Altria Group, Inc.	763,176
8,287	Archer-Daniels-Midland Co.	268,582
5,589	Avon Products, Inc.	166,049
1,339	Brown-Forman Corp., Class B	97,051
2,372	Campbell Soup Co.	82,427
1,789	Clorox Co.	126,089
29,829	Coca-Cola Co. (The)	1,992,875
4,292	Coca-Cola Enterprises, Inc.	123,996
6,422	Colgate-Palmolive Co.	562,118
5,315	ConAgra Foods, Inc.	135,160
2,286	Constellation Brands, Inc., Class A*	50,201
5,675	Costco Wholesale Corp.	468,074
17,789	CVS Caremark Corp.	688,256
2,381	Dean Foods Co.*	33,048
2,913	Dr. Pepper Snapple Group, Inc.	120,016
1,490	Estee Lauder Cos., Inc. (The), Class A	152,740
8,266	General Mills, Inc.	328,739
4,185	H. J. Heinz Co.	229,840
2,008	Hershey Co. (The)	111,906
1,801	Hormel Foods Corp.	52,823
1,548	J.M. Smucker Co. (The)	122,725
3,276	Kellogg Co.	186,699
5,258	Kimberly-Clark Corp.	359,121
22,738	Kraft Foods, Inc., Class A	795,148
8,268	Kroger Co. (The)	205,212
1,891	Lorillard, Inc.	217,994
1,730	McCormick & Co., Inc. (Non-Voting)	86,829
2,660	Mead Johnson Nutrition Co.	180,321
2,065	Molson Coors Brewing Co., Class B	96,332
20,626	PepsiCo, Inc.	1,466,921
23,367	Philip Morris International, Inc.	1,676,582
36,413	Procter & Gamble Co. (The)	2,439,671
4,395	Reynolds American, Inc.	174,833
4,788	Safeway, Inc.	118,264
7,603	Sara Lee Corp.	148,639
2,760	SUPERVALU, Inc.	28,318
7,577	Sysco Corp.	244,055

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,879	Tyson Foods, Inc., Class A	$73,779
11,991	Walgreen Co.	523,167
25,472	Wal-Mart Stores, Inc.	1,406,564
1,919	Whole Foods Market, Inc.	117,366
		17,221,706
	Energy - 7.4%

6,453	Anadarko Petroleum Corp.	513,143
4,977	Apache Corp.	620,134
5,646	Baker Hughes, Inc.	417,409
1,356	Cabot Oil & Gas Corp.	79,665
3,182	Cameron International Corp.*	151,654
8,550	Chesapeake Energy Corp.	267,957
26,100	Chevron Corp.	2,738,151
18,588	ConocoPhillips	1,361,013
2,941	CONSOL Energy, Inc.	150,785
5,214	Denbury Resources, Inc.*	114,499
5,550	Devon Energy Corp.	466,589
903	Diamond Offshore Drilling, Inc.	66,524
9,953	El Paso Corp.	209,511
3,481	EOG Resources, Inc.	379,916
1,939	EQT Corp.	105,055
64,468	Exxon Mobil Corp.	5,381,144
3,123	FMC Technologies, Inc.*	139,380
11,874	Halliburton Co.	595,481
1,382	Helmerich & Payne, Inc.	86,624
3,908	Hess Corp.	308,849
9,235	Marathon Oil Corp.	500,260
1,345	Massey Energy Co.	88,770
2,507	Murphy Oil Corp.	172,707
3,719	Nabors Industries Ltd.*	103,723
5,473	National Oilwell Varco, Inc.	397,230
1,746	Newfield Exploration Co.*	130,234
3,281	Noble Corp.	137,375
2,286	Noble Energy, Inc.	213,055
10,567	Occidental Petroleum Corp.	1,139,651
3,519	Peabody Energy Corp.	215,926
1,514	Pioneer Natural Resources Co.	139,016
2,291	QEP Resources, Inc.	99,659
2,088	Range Resources Corp.	116,761
1,643	Rowan Cos., Inc.*	65,145
17,694	Schlumberger Ltd.	1,516,730
4,520	Southwestern Energy Co.*	197,840
8,433	Spectra Energy Corp.	232,666
1,570	Sunoco, Inc.	63,569
1,861	Tesoro Corp.*	45,408
7,397	Valero Energy Corp.	203,418
7,620	Williams Cos., Inc. (The)	239,192
		20,171,818
	Financials - 9.0%

4,362	ACE Ltd.	300,193
6,112	Aflac, Inc.	292,093
6,888	Allstate Corp. (The)	216,145
13,601	American Express Co.	701,812
5,663	American International Group, Inc.*	161,396
3,204	Ameriprise Financial, Inc.	196,181
4,330	AON Corp.	225,810
1,535	Apartment Investment & Management Co., Class A (REIT)	41,031
1,298	Assurant, Inc.	48,013
1,120	AvalonBay Communities, Inc. (REIT)	149,038
131,590	Bank of America Corp.	1,546,183
16,145	Bank of New York Mellon Corp. (The)	453,836
9,031	BB&T Corp.	248,714
22,504	Berkshire Hathaway, Inc., Class B*	1,779,391
1,244	BlackRock, Inc.	255,717
1,853	Boston Properties, Inc. (REIT)	200,773
5,945	Capital One Financial Corp.	323,051
3,787	CB Richard Ellis Group, Inc., Class A*	100,090
12,987	Charles Schwab Corp. (The)	233,896
3,837	Chubb Corp.	251,669
2,120	Cincinnati Financial Corp.	64,490
37,776	Citigroup, Inc.	1,554,482
871	CME Group, Inc.	248,897
2,298	Comerica, Inc.	82,981
7,090	Discover Financial Services	169,026
3,225	E*Trade Financial Corp.*	50,987
3,822	Equity Residential (REIT)	236,314
1,205	Federated Investors, Inc., Class B	30,884
11,932	Fifth Third Bancorp	155,832
3,424	First Horizon National Corp.	35,986
1,886	Franklin Resources, Inc.	244,388
6,370	Genworth Financial, Inc., Class A*	70,771
6,768	Goldman Sachs Group, Inc. (The)	952,461
5,783	Hartford Financial Services Group, Inc.	154,117
5,214	HCP, Inc. (REIT)	197,819
2,289	Health Care REIT, Inc. (REIT)	121,752
8,848	Host Hotels & Resorts, Inc. (REIT)	155,548
6,849	Hudson City Bancorp, Inc.	62,531
11,225	Huntington Bancshares, Inc./OH	74,085
954	IntercontinentalExchange, Inc.*	115,100
5,987	Invesco Ltd.	147,699
2,419	Janus Capital Group, Inc.	24,988
51,792	JPMorgan Chase & Co.	2,239,486
12,365	KeyCorp	104,732
5,284	Kimco Realty Corp. (REIT)	103,091
1,979	Legg Mason, Inc.	66,969
2,572	Leucadia National Corp.	91,203
4,107	Lincoln National Corp.	120,540
4,087	Loews Corp.	171,736
1,558	M&T Bank Corp.	137,571
7,073	Marsh & McLennan Cos., Inc.	216,929
6,893	Marshall & Ilsley Corp.	55,144
13,718	MetLife, Inc.	604,964
2,596	Moody’s Corp.	103,606
20,096	Morgan Stanley	485,519
1,947	NASDAQ OMX Group, Inc. (The)*	49,687
3,148	Northern Trust Corp.	153,591
3,397	NYSE Euronext	123,685
4,707	People’s United Financial, Inc.	62,838
2,104	Plum Creek Timber Co., Inc. (REIT)	85,254
6,832	PNC Financial Services Group, Inc.	426,453
4,171	Principal Financial Group, Inc.	130,427
8,581	Progressive Corp. (The)	185,779
7,418	ProLogis (REIT)	122,842
6,318	Prudential Financial, Inc.	402,962
1,816	Public Storage (REIT)	214,905
16,353	Regions Financial Corp.	115,452
3,861	Simon Property Group, Inc. (REIT)	455,830
6,851	SLM Corp.*	116,741
6,530	State Street Corp.	298,878
6,966	SunTrust Banks, Inc.	195,954
3,366	T. Rowe Price Group, Inc.	213,068

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,015	Torchmark Corp.	$67,295
5,604	Travelers Cos., Inc. (The)	347,896
24,989	U.S. Bancorp	639,718
4,027	Unum Group	105,950
2,119	Ventas, Inc. (REIT)	119,512
2,126	Vornado Realty Trust (REIT)	209,156
68,492	Wells Fargo & Co.	1,943,118
6,983	Weyerhaeuser Co. (REIT)	150,414
4,043	XL Group plc	95,657
2,379	Zions Bancorp.	56,692
		24,267,414
	Health Care - 6.9%

20,120	Abbott Laboratories	1,051,270
4,998	Aetna, Inc.	218,313
4,487	Agilent Technologies, Inc.*	223,767
3,974	Allergan, Inc.	328,769
3,562	AmerisourceBergen Corp.	146,826
12,123	Amgen, Inc.*	733,926
7,535	Baxter International, Inc.	448,483
2,876	Becton, Dickinson and Co.	251,794
3,131	Biogen Idec, Inc.*	296,600
19,806	Boston Scientific Corp.*	142,207
22,135	Bristol-Myers Squibb Co.	636,603
1,105	C.R. Bard, Inc.	123,517
4,548	Cardinal Health, Inc.	206,570
2,900	CareFusion Corp.*	84,042
6,044	Celgene Corp.*	368,140
984	Cephalon, Inc.*	78,415
934	Cerner Corp.*	112,173
3,525	CIGNA Corp.	175,862
1,947	Coventry Health Care, Inc.*	68,495
6,422	Covidien plc	353,210
1,249	DaVita, Inc.*	104,978
1,849	DENTSPLY International, Inc.	72,555
1,492	Edwards Lifesciences Corp.*	132,385
13,245	Eli Lilly & Co.	509,668
6,867	Express Scripts, Inc.*	408,998
3,718	Forest Laboratories, Inc.*	133,922
10,339	Gilead Sciences, Inc.*	431,550
2,168	Hospira, Inc.*	119,869
2,192	Humana, Inc.*	176,522
504	Intuitive Surgical, Inc.*	175,896
35,562	Johnson & Johnson	2,392,967
1,299	Laboratory Corp. of America Holdings*	130,978
2,340	Life Technologies Corp.*	121,610
3,306	McKesson Corp.	283,027
5,259	Medco Health Solutions, Inc.*	314,804
13,902	Medtronic, Inc.	565,811
40,084	Merck & Co., Inc.	1,473,087
5,682	Mylan, Inc.*	133,783
1,246	Patterson Cos., Inc.	43,093
1,474	PerkinElmer, Inc.	40,815
103,947	Pfizer, Inc.	2,229,663
2,025	Quest Diagnostics, Inc.	118,300
4,233	St. Jude Medical, Inc.	214,486
4,375	Stryker Corp.	273,000
6,318	Tenet Healthcare Corp.*	40,309
5,077	Thermo Fisher Scientific, Inc.*	332,290
14,218	UnitedHealth Group, Inc.	695,971
1,562	Varian Medical Systems, Inc.*	105,497
1,187	Waters Corp.*	116,991
1,636	Watson Pharmaceuticals, Inc.*	105,276
4,881	WellPoint, Inc.	381,548
2,497	Zimmer Holdings, Inc.*	169,197
		18,597,828
	Industrials - 6.6%

9,253	3M Co.	873,298
1,389	Avery Dennison Corp.	58,810
9,572	Boeing Co. (The)	746,903
2,160	C.H. Robinson Worldwide, Inc.	173,275
8,305	Caterpillar, Inc.	878,669
1,644	Cintas Corp.	54,005
4,816	CSX Corp.	381,909
2,571	Cummins, Inc.	270,572
7,027	Danaher Corp.	383,182
5,473	Deere & Co.	471,116
2,425	Dover Corp.	163,033
647	Dun & Bradstreet Corp.	51,896
4,426	Eaton Corp.	228,691
9,803	Emerson Electric Co.	534,754
1,596	Equifax, Inc.	60,313
2,760	Expeditors International of Washington, Inc.	145,783
3,834	Fastenal Co.	127,212
4,096	FedEx Corp.	383,549
725	Flowserve Corp.	87,892
2,295	Fluor Corp.	158,194
4,845	General Dynamics Corp.	359,596
138,055	General Electric Co.	2,711,400
1,633	Goodrich Corp.	142,545
10,196	Honeywell International, Inc.	607,172
6,480	Illinois Tool Works, Inc.	371,434
4,284	Ingersoll-Rand plc	213,772
2,604	Iron Mountain, Inc.	88,562
2,388	ITT Corp.	137,597
1,644	Jacobs Engineering Group, Inc.*	75,723
1,363	Joy Global, Inc.	122,193
1,478	L-3 Communications Holdings, Inc.	120,679
3,729	Lockheed Martin Corp.	290,489
4,656	Masco Corp.	66,348
4,631	Norfolk Southern Corp.	339,499
3,788	Northrop Grumman Corp.	247,318
4,751	PACCAR, Inc.	237,550
1,501	Pall Corp.	84,206
2,104	Parker Hannifin Corp.	186,940
2,648	Pitney Bowes, Inc.	63,261
1,865	Precision Castparts Corp.	292,991
2,803	Quanta Services, Inc.*	55,359
2,684	R.R. Donnelley & Sons Co.	57,277
4,675	Raytheon Co.	235,526
3,996	Republic Services, Inc.	125,954
1,902	Robert Half International, Inc.	52,438
1,849	Rockwell Automation, Inc.	153,670
2,015	Rockwell Collins, Inc.	123,177
1,240	Roper Industries, Inc.	103,503
665	Ryder System, Inc.	36,575
758	Snap-On, Inc.	45,723
10,284	Southwest Airlines Co.	121,660
2,173	Stanley Black & Decker, Inc.	160,541
1,110	Stericycle, Inc.*	98,890
3,589	Textron, Inc.	82,116
6,159	Tyco International Ltd.	303,947
6,382	Union Pacific Corp.	669,919
12,833	United Parcel Service, Inc., Class B	943,097
11,967	United Technologies Corp.	1,050,344
759	W.W. Grainger, Inc.	114,662
6,183	Waste Management, Inc.	240,395
		17,767,104

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Information Technology - 10.6%

6,581	Adobe Systems, Inc.*	$227,900
7,484	Advanced Micro Devices, Inc.*	64,961
2,434	Akamai Technologies, Inc.*	82,598
4,159	Altera Corp.	200,006
2,286	Amphenol Corp., Class A	123,581
3,895	Analog Devices, Inc.	160,357
11,978	Apple, Inc.*	4,166,308
17,155	Applied Materials, Inc.	236,396
2,975	Autodesk, Inc.*	127,865
6,455	Automatic Data Processing, Inc.	355,735
2,323	BMC Software, Inc.*	129,693
6,184	Broadcom Corp., Class A*	222,500
4,974	CA, Inc.	116,392
71,872	Cisco Systems, Inc.	1,207,450
2,440	Citrix Systems, Inc.*	213,793
3,957	Cognizant Technology Solutions Corp., Class A*	300,890
2,015	Computer Sciences Corp.	80,378
2,843	Compuware Corp.*	28,970
20,356	Corning, Inc.	410,173
21,834	Dell, Inc.*	351,091
14,856	eBay, Inc.*	463,062
4,347	Electronic Arts, Inc.*	106,110
26,895	EMC Corp.*	765,701
1,051	F5 Networks, Inc.*	119,373
3,462	Fidelity National Information Services, Inc.	111,407
703	First Solar, Inc.*	87,348
1,898	Fiserv, Inc.*	122,459
2,074	FLIR Systems, Inc.	74,975
3,261	Google, Inc., Class A*	1,725,134
1,663	Harris Corp.	82,219
28,272	Hewlett-Packard Co.	1,056,807
71,351	Intel Corp.	1,606,111
15,855	International Business Machines Corp.	2,678,385
3,541	Intuit, Inc.*	191,108
2,550	Jabil Circuit, Inc.	55,029
2,916	JDS Uniphase Corp.*	58,874
6,954	Juniper Networks, Inc.*	254,586
2,173	KLA-Tencor Corp.	93,656
1,021	Lexmark International, Inc., Class A*	30,405
2,950	Linear Technology Corp.	102,040
8,010	LSI Corp.*	59,995
1,255	Mastercard, Inc., Class A	360,248
2,995	MEMC Electronic Materials, Inc.*	31,507
2,449	Microchip Technology, Inc.	96,809
11,152	Micron Technology, Inc.*	113,750
96,133	Microsoft Corp.	2,404,286
1,796	Molex, Inc.	49,157
1,692	Monster Worldwide, Inc.*	26,091
3,826	Motorola Mobility Holdings, Inc.*	96,186
4,378	Motorola Solutions, Inc.*	209,575
3,135	National Semiconductor Corp.	76,902
4,784	NetApp, Inc.*	262,020
1,174	Novellus Systems, Inc.*	42,581
7,554	NVIDIA Corp.*	151,382
50,579	Oracle Corp.	1,730,813
4,186	Paychex, Inc.	135,208
21,372	QUALCOMM, Inc.	1,252,185
2,509	Red Hat, Inc.*	109,392
3,819	SAIC, Inc.*	67,062
1,537	Salesforce.com, Inc.*	234,024
3,079	SanDisk Corp.*	146,314
9,925	Symantec Corp.*	194,034
4,713	Tellabs, Inc.	21,538
2,187	Teradata Corp.*	122,013
2,409	Teradyne, Inc.*	38,568
15,239	Texas Instruments, Inc.	537,937
2,113	Total System Services, Inc.	39,302
2,254	VeriSign, Inc.	78,935
6,302	Visa, Inc., Class A	510,840
3,011	Western Digital Corp.*	110,353
8,410	Western Union Co. (The)	172,910
18,196	Xerox Corp.	185,781
3,395	Xilinx, Inc.	121,134
17,024	Yahoo!, Inc.*	281,747
		28,662,405
	Materials - 2.1%

2,795	Air Products & Chemicals, Inc.	265,777
979	Airgas, Inc.	67,629
1,434	AK Steel Holding Corp.	21,940
13,818	Alcoa, Inc.	232,281
1,375	Allegheny Technologies, Inc.	92,125
2,201	Ball Corp.	86,961
1,392	Bemis Co., Inc.	46,103
928	CF Industries Holdings, Inc.	142,708
1,762	Cliffs Natural Resources, Inc.	159,813
15,184	Dow Chemical Co. (The)	548,598
11,983	E.I. du Pont de Nemours & Co.	638,694
920	Eastman Chemical Co.	97,382
3,025	Ecolab, Inc.	166,012
931	FMC Corp.	78,530
12,307	Freeport-McMoRan Copper & Gold, Inc.	635,533
1,044	International Flavors & Fragrances, Inc.	66,879
5,716	International Paper Co.	178,454
2,189	MeadWestvaco Corp.	74,470
6,979	Monsanto Co.	495,788
6,414	Newmont Mining Corp.	362,840
4,108	Nucor Corp.	173,933
2,127	Owens-Illinois, Inc.*	68,319
2,089	PPG Industries, Inc.	185,294
3,944	Praxair, Inc.	417,433
2,071	Sealed Air Corp.	53,183
1,158	Sherwin-Williams Co. (The)	101,719
1,585	Sigma-Aldrich Corp.	111,410
1,173	Titanium Metals Corp.*	21,970
1,869	United States Steel Corp.	86,180
1,678	Vulcan Materials Co.	67,942
		5,745,900
	Telecommunication Services - 1.8%

5,169	American Tower Corp., Class A*	286,776
76,858	AT&T, Inc.	2,425,639
7,743	CenturyLink, Inc.	334,420
12,920	Frontier Communications Corp.	114,342
3,432	MetroPCS Communications, Inc.*	61,433
38,880	Sprint Nextel Corp.*	227,448
36,770	Verizon Communications, Inc.	1,357,916
6,556	Windstream Corp.	88,178
		4,896,152
	Utilities - 1.9%

8,610	AES Corp. (The)*	111,586
3,126	Ameren Corp.	92,873
6,252	American Electric Power Co., Inc.	238,826
5,523	CenterPoint Energy, Inc.	106,760
3,279	CMS Energy Corp.	65,383

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,797	Consolidated Edison, Inc.	$201,469
2,599	Constellation Energy Group, Inc.	96,631
7,551	Dominion Resources, Inc.	360,334
2,204	DTE Energy Co.	113,770
17,282	Duke Energy Corp.	324,038
4,234	Edison International	166,650
2,326	Entergy Corp.	158,517
8,606	Exelon Corp.	360,161
5,436	FirstEnergy Corp.	242,554
1,016	Integrys Energy Group, Inc.	53,177
5,472	NextEra Energy, Inc.	317,102
592	Nicor, Inc.	32,536
3,632	NiSource, Inc.	73,730
2,294	Northeast Utilities	80,841
3,218	NRG Energy, Inc.*	79,678
1,391	Oneok, Inc.	98,886
2,925	Pepco Holdings, Inc.	58,412
5,150	PG&E Corp.	223,407
1,413	Pinnacle West Capital Corp.	63,952
7,339	PPL Corp.	206,886
3,816	Progress Energy, Inc.	181,718
6,580	Public Service Enterprise Group, Inc.	220,430
1,480	SCANA Corp.	60,192
3,126	Sempra Energy	172,461
10,995	Southern Co.	440,680
2,795	TECO Energy, Inc.	53,664
3,040	Wisconsin Energy Corp.	95,061
6,275	Xcel Energy, Inc.	155,244
		5,307,609
	Total Common Stocks (Cost $159,865,014)	159,524,081

Principal Amount
	U.S. Government & Agency Securities (a) - 0.2%
	Federal Home Loan Bank
$525,523	0.00%, due 06/01/11	525,523
35,035	0.01%, due 06/01/11	35,035
87,587	0.02%, due 06/02/11	87,587
	Total U.S. Government & Agency Securities (Cost $648,145)	648,145

	Repurchase Agreements (a)(b) - 10.3%
27,731,476	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $27,731,575	27,731,476
	Total Repurchase Agreements (Cost $27,731,476)	27,731,476
	Total Investment Securities (Cost $188,244,635) — 69.4%	187,903,702
	Other assets less liabilities — 30.6%	82,844,240
	Net Assets — 100.0%	$270,747,942

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $67,743,888.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT               Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,695,606
Aggregate gross unrealized depreciation	(5,075,605)
Net unrealized depreciation	$(379,999)
Federal income tax cost of investments	$188,283,701

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	1,359	06/17/11	$91,324,800	$3,180,315

Cash collateral in the amount of $6,427,301 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$64,309,929	$13,963,187

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	84,243	453

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	38,964,407	(119,272)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	15,279,089	285,609

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	73,557,142	14,624,253

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	68,224,132	344,456

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	205,889,465	26,631,443

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	95,108,433	514,120

		$56,244,249

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

UltraPro MidCap400

Shares		Value
	Common Stocks (a) - 62.8%
	Consumer Discretionary - 8.3%

1,126	99 Cents Only Stores*	$23,263
1,730	Aaron’s, Inc.	48,803
1,921	Advance Auto Parts, Inc.	119,294
1,962	Aeropostale, Inc.*	37,082
4,695	American Eagle Outfitters, Inc.	62,256
963	American Greetings Corp., Class A	23,112
1,303	Ann, Inc.*	36,679
1,663	Ascena Retail Group, Inc.*	55,644
1,047	Bally Technologies, Inc.*	41,262
939	Barnes & Noble, Inc.	18,423
727	Bob Evans Farms, Inc.	22,792
2,681	BorgWarner, Inc.*	194,399
1,345	Boyd Gaming Corp.*	12,697
2,033	Brinker International, Inc.	52,411
1,503	Career Education Corp.*	32,315
1,438	Cheesecake Factory, Inc. (The)*	45,685
4,261	Chico’s FAS, Inc.	64,256
1,497	Collective Brands, Inc.*	23,353
926	Deckers Outdoor Corp.*	84,359
2,126	Dick’s Sporting Goods, Inc.*	84,487
3,004	Dollar Tree, Inc.*	191,475
1,723	DreamWorks Animation SKG, Inc., Class A*	41,197
6,451	Eastman Kodak Co.*	21,546
3,719	Foot Locker, Inc.	92,752
1,213	Fossil, Inc.*	128,384
3,418	Gentex Corp.	100,318
1,523	Guess?, Inc.	69,632
2,312	Hanesbrands, Inc.*	70,077
932	Harte-Hanks, Inc.	7,642
703	International Speedway Corp., Class A	20,113
558	ITT Educational Services, Inc.*	38,379
1,122	John Wiley & Sons, Inc., Class A	59,466
1,732	KB Home	21,269
1,377	Lamar Advertising Co., Class A*	39,988
1,006	Life Time Fitness, Inc.*	37,011
3,498	LKQ Corp.*	93,012
710	Matthews International Corp., Class A	27,754
905	MDC Holdings, Inc.	24,390
875	Meredith Corp.	27,659
1,350	Mohawk Industries, Inc.*	89,802
2,857	New York Times Co. (The), Class A*	22,913
141	NVR, Inc.*	105,186
6,649	Office Depot, Inc.*	27,992
755	Panera Bread Co., Class A*	94,398
2,821	PetSmart, Inc.	127,791
1,608	Phillips-Van Heusen Corp.	106,080
818	Polaris Industries, Inc.	90,266
1,382	Regis Corp.	20,633
1,524	Rent-A-Center, Inc.	49,469
1,061	Ryland Group, Inc.	19,395
3,860	Saks, Inc.*	43,657
570	Scholastic Corp.	15,527
1,523	Scientific Games Corp., Class A*	15,017
5,761	Service Corp. International	66,136
1,609	Sotheby’s	68,479
302	Strayer Education, Inc.	36,294
1,018	Thor Industries, Inc.	32,881
921	Timberland Co. (The), Class A*	30,089
3,482	Toll Brothers, Inc.*	75,734
1,747	Tractor Supply Co.	110,341
1,507	Tupperware Brands Corp.	98,648
847	Under Armour, Inc., Class A*	55,208
1,049	Warnaco Group, Inc. (The)*	57,852
7,740	Wendy’s/Arby’s Group, Inc., Class A	38,932
2,522	Williams-Sonoma, Inc.	98,736
1,382	WMS Industries, Inc.*	43,478
		3,835,570
	Consumer Staples - 2.5%

1,310	BJ’s Wholesale Club, Inc.*	66,050
1,711	Church & Dwight Co., Inc.	143,895
1,828	Corn Products International, Inc.	103,702
1,695	Energizer Holdings, Inc.*	130,600
1,810	Flowers Foods, Inc.	60,327
2,947	Green Mountain Coffee Roasters, Inc.*	242,744
1,666	Hansen Natural Corp.*	119,369
457	Lancaster Colony Corp.	27,713
1,319	Ralcorp Holdings, Inc.*	115,993
1,026	Ruddick Corp.	45,093
3,983	Smithfield Foods, Inc.*	83,444
600	Tootsie Roll Industries, Inc.	17,604
563	Universal Corp.	23,742
		1,180,276
	Energy - 4.1%

3,898	Arch Coal, Inc.	116,511
1,349	Atwood Oceanics, Inc.*	58,466
1,125	Bill Barrett Corp.*	50,141
456	CARBO Ceramics, Inc.	68,523
2,052	Cimarex Energy Co.	196,848
1,144	Comstock Resources, Inc.*	34,400
826	Dril-Quip, Inc.*	61,273
1,729	Energen Corp.	107,665
1,517	Exterran Holdings, Inc.*	32,691
2,726	Forest Oil Corp.*	81,507
2,537	Frontier Oil Corp.	75,755
2,541	Helix Energy Solutions Group, Inc.*	44,518
1,302	Northern Oil and Gas, Inc.*	26,170
1,298	Oceaneering International, Inc.*	105,787
1,220	Oil States International, Inc.*	96,441
643	Overseas Shipholding Group, Inc.	17,560
2,191	Patriot Coal Corp.*	50,678
3,699	Patterson-UTI Energy, Inc.	115,890
3,361	Plains Exploration & Production Co.*	123,853
2,906	Quicksilver Resources, Inc.*	41,527
1,522	SM Energy Co.	101,198
2,991	Southern Union Co.	90,717
1,893	Superior Energy Services, Inc.*	70,931
1,234	Tidewater, Inc.	67,438
955	Unit Corp.*	54,999
		1,891,487
	Financials - 12.5%

1,245	Affiliated Managers Group, Inc.*	131,634
1,461	Alexandria Real Estate Equities, Inc. (REIT)	120,591
4,064	AMB Property Corp. (REIT)	150,327
1,839	American Financial Group, Inc./OH	65,395
4,690	Apollo Investment Corp.	53,513
2,605	Arthur J. Gallagher & Co.	74,789
1,693	Aspen Insurance Holdings Ltd.	45,474
4,155	Associated Banc-Corp	58,544
1,984	Astoria Financial Corp.	28,808
1,762	BancorpSouth, Inc.	22,624
1,151	Bank of Hawaii Corp.	54,557
1,745	BRE Properties, Inc. (REIT)	89,030

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,804	Brown & Brown, Inc.	$73,998
1,674	Camden Property Trust (REIT)	107,605
1,886	Cathay General Bancorp	30,742
1,129	City National Corp./CA	63,597
1,857	Commerce Bancshares, Inc./MO	79,442
1,701	Corporate Office Properties Trust (REIT)	60,249
2,486	Cousins Properties, Inc. (REIT)	21,802
1,468	Cullen/Frost Bankers, Inc.	85,496
6,058	Duke Realty Corp. (REIT)	91,112
3,565	East West Bancorp, Inc.	71,621
2,858	Eaton Vance Corp.	90,170
1,457	Equity One, Inc. (REIT)	28,572
772	Essex Property Trust, Inc. (REIT)	106,235
1,306	Everest Re Group Ltd.	116,195
1,476	Federal Realty Investment Trust (REIT)	129,298
5,367	Fidelity National Financial, Inc., Class A	85,765
2,511	First American Financial Corp.	40,377
7,408	First Niagara Financial Group, Inc.	105,194
2,611	FirstMerit Corp.	42,533
4,777	Fulton Financial Corp.	53,216
612	Greenhill & Co., Inc.	34,064
1,086	Hanover Insurance Group, Inc. (The)	44,591
2,757	HCC Insurance Holdings, Inc.	91,229
1,720	Highwoods Properties, Inc. (REIT)	62,058
2,961	Hospitality Properties Trust (REIT)	73,077
1,267	International Bancshares Corp.	21,628
3,426	Jefferies Group, Inc.	75,852
1,028	Jones Lang LaSalle, Inc.	99,870
2,749	Liberty Property Trust (REIT)	99,129
3,127	Macerich Co. (The) (REIT)	170,015
2,083	Mack-Cali Realty Corp. (REIT)	73,655
855	Mercury General Corp.	35,628
2,872	MSCI, Inc., Class A*	108,475
3,034	Nationwide Health Properties, Inc. (REIT)	132,889
10,484	New York Community Bancorp, Inc.	169,841
6,220	Old Republic International Corp.	77,315
2,399	Omega Healthcare Investors, Inc. (REIT)	51,075
783	PacWest Bancorp	16,521
960	Potlatch Corp. (REIT)	34,560
1,121	Prosperity Bancshares, Inc.	49,044
2,055	Protective Life Corp.	49,608
2,423	Raymond James Financial, Inc.	86,598
1,945	Rayonier, Inc. (REIT)	129,128
3,016	Realty Income Corp. (REIT)	105,982
2,155	Regency Centers Corp. (REIT)	99,798
1,772	Reinsurance Group of America, Inc.	112,575
3,483	SEI Investments Co.	82,338
3,403	Senior Housing Properties Trust (REIT)	82,182
1,987	SL Green Realty Corp. (REIT)	178,850
1,102	StanCorp Financial Group, Inc.	47,584
1,018	SVB Financial Group*	60,449
18,839	Synovus Financial Corp.	44,837
1,338	Taubman Centers, Inc. (REIT)	81,043
3,744	TCF Financial Corp.	56,347
1,495	Transatlantic Holdings, Inc.	69,577
1,365	Trustmark Corp.	32,542
4,378	UDR, Inc. (REIT)	114,091
1,187	Unitrin, Inc.	35,408
4,071	Valley National Bancorp	55,324
2,775	W. R. Berkley Corp.	91,880
2,061	Waddell & Reed Financial, Inc., Class A	79,555
2,696	Washington Federal, Inc.	42,839
1,756	Webster Financial Corp.	36,630
2,891	Weingarten Realty Investors (REIT)	76,958
696	Westamerica Bancorp.	35,009
		5,786,153
	Health Care - 6.9%

4,535	Allscripts Healthcare Solutions, Inc.*	91,199
468	Bio-Rad Laboratories, Inc., Class A*	58,233
1,187	Catalyst Health Solutions, Inc.*	72,443
1,238	Charles River Laboratories International, Inc.*	47,886
2,225	Community Health Systems, Inc.*	63,724
1,109	Cooper Cos., Inc. (The)	83,075
1,449	Covance, Inc.*	85,288
2,814	Endo Pharmaceuticals Holdings, Inc.*	117,147
1,158	Gen-Probe, Inc.*	94,713
6,040	Health Management Associates, Inc., Class A*	68,856
2,239	Health Net, Inc.*	71,849
2,205	Henry Schein, Inc.*	158,363
1,514	Hill-Rom Holdings, Inc.	69,099
6,257	Hologic, Inc.*	134,525
1,375	IDEXX Laboratories, Inc.*	108,240
1,680	Immucor, Inc.*	35,162
948	Kindred Healthcare, Inc.*	23,264
1,506	Kinetic Concepts, Inc.*	89,366
1,235	LifePoint Hospitals, Inc.*	51,870
2,309	Lincare Holdings, Inc.	70,009
1,429	Masimo Corp.	43,899
1,415	Medicis Pharmaceutical Corp., Class A	53,020
1,151	MEDNAX, Inc.*	86,498
775	Mettler-Toledo International, Inc.*	129,712
2,804	Omnicare, Inc.	88,158
1,522	Owens & Minor, Inc.	52,661
1,994	Perrigo Co.	170,607
2,764	Pharmaceutical Product Development, Inc.	79,741
3,678	ResMed, Inc.*	118,432
1,424	STERIS Corp.	51,392
891	Techne Corp.	72,616
960	Teleflex, Inc.	59,616
1,407	Thoratec Corp.*	48,921
1,219	United Therapeutics Corp.*	78,711
2,338	Universal Health Services, Inc., Class B	127,398
2,069	VCA Antech, Inc.*	50,587
4,904	Vertex Pharmaceuticals, Inc.*	264,767
1,020	WellCare Health Plans, Inc.*	50,235
		3,221,282
	Industrials - 9.7%

1,036	Acuity Brands, Inc.	63,155
2,848	Aecom Technology Corp.*	81,652
2,265	AGCO Corp.*	117,033
860	Alaska Air Group, Inc.*	58,084
991	Alexander & Baldwin, Inc.	48,529
801	Alliant Techsystems, Inc.	57,296
3,857	AMETEK, Inc.	167,741
2,453	BE Aerospace, Inc.*	91,791
1,117	Brink’s Co. (The)	33,231
1,954	Bucyrus International, Inc.	179,475
1,464	Carlisle Cos., Inc.	71,150

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
551	Clean Harbors, Inc.*	$55,739
1,321	Con-way, Inc.	52,219
1,433	Copart, Inc.*	67,351
824	Corporate Executive Board Co. (The)	34,649
2,619	Corrections Corp. of America*	60,237
1,108	Crane Co.	54,503
1,233	Deluxe Corp.	31,737
1,845	Donaldson Co., Inc.	110,165
1,001	FTI Consulting, Inc.*	38,208
1,252	Gardner Denver, Inc.	104,893
1,113	GATX Corp.	44,208
1,442	Graco, Inc.	72,907
818	Granite Construction, Inc.	22,487
1,935	Harsco Corp.	64,842
1,371	Herman Miller, Inc.	34,412
1,076	HNI Corp.	26,803
1,454	Hubbell, Inc., Class B	96,197
1,165	Huntington Ingalls Industries, Inc.*	42,604
1,978	IDEX Corp.	89,683
2,096	J.B. Hunt Transport Services, Inc.	96,102
4,855	JetBlue Airways Corp.*	29,470
2,633	Kansas City Southern*	155,057
3,629	KBR, Inc.	135,434
1,971	Kennametal, Inc.	82,250
1,288	Kirby Corp.*	74,021
1,113	Korn/Ferry International*	23,774
1,148	Landstar System, Inc.	54,323
1,083	Lennox International, Inc.	50,479
1,011	Lincoln Electric Holdings, Inc.	75,471
1,964	Manpower, Inc.	120,059
745	Mine Safety Appliances Co.	27,997
1,080	MSC Industrial Direct Co., Class A	75,071
1,637	Nordson Corp.	85,157
2,177	Oshkosh Corp.*	60,303
2,361	Pentair, Inc.	95,573
927	Regal-Beloit Corp.	63,963
1,523	Rollins, Inc.	30,643
2,041	Shaw Group, Inc. (The)*	74,558
1,214	SPX Corp.	100,653
2,617	Terex Corp.*	77,594
1,253	Thomas & Betts Corp.*	68,602
1,949	Timken Co.	100,607
1,091	Towers Watson & Co., Class A	69,224
1,914	Trinity Industries, Inc.	65,822
456	Triumph Group, Inc.	42,645
1,455	United Rentals, Inc.*	39,780
1,934	URS Corp.*	85,212
2,443	UTi Worldwide, Inc.	54,308
511	Valmont Industries, Inc.	51,212
2,734	Waste Connections, Inc.	85,957
672	Watsco, Inc.	44,984
1,064	Werner Enterprises, Inc.	26,685
1,151	Westinghouse Air Brake Technologies Corp.	77,796
1,418	Woodward, Inc.	49,942
		4,523,709
	Information Technology - 10.3%

798	ACI Worldwide, Inc.*	25,831
1,928	Acxiom Corp.*	26,510
1,548	ADTRAN, Inc.	66,347
779	Advent Software, Inc.*	21,773
1,227	Alliance Data Systems Corp.*	115,252
2,202	ANSYS, Inc.*	126,329
2,564	AOL, Inc.*	52,742
2,754	Arrow Electronics, Inc.*	122,911
10,961	Atmel Corp.*	164,634
3,663	Avnet, Inc.*	132,601
3,006	Broadridge Financial Solutions, Inc.	68,777
6,441	Cadence Design Systems, Inc.*	68,854
2,277	Ciena Corp.*	60,910
1,120	Concur Technologies, Inc.*	55,966
2,934	Convergys Corp.*	37,497
2,617	CoreLogic, Inc.*	47,394
2,624	Cree, Inc.*	115,167
4,166	Cypress Semiconductor Corp.*	97,568
1,579	Diebold, Inc.	52,186
936	Digital River, Inc.*	30,467
855	DST Systems, Inc.	42,981
1,103	Equinix, Inc.*	111,844
1,112	Factset Research Systems, Inc.	123,276
961	Fair Isaac Corp.	28,109
3,031	Fairchild Semiconductor International, Inc.*	54,679
2,050	Gartner, Inc.*	80,012
1,914	Global Payments, Inc.	99,452
2,532	Informatica Corp.*	148,527
3,823	Ingram Micro, Inc., Class A*	72,675
3,620	Integrated Device Technology, Inc.*	30,372
1,676	International Rectifier Corp.*	48,235
2,993	Intersil Corp., Class A	42,950
972	Itron, Inc.*	49,815
2,067	Jack Henry & Associates, Inc.	64,573
2,964	Lam Research Corp.*	139,293
2,132	Lender Processing Services, Inc.	56,669
543	Mantech International Corp., Class A	24,446
2,631	Mentor Graphics Corp.*	35,282
1,939	MICROS Systems, Inc.*	99,005
2,137	National Instruments Corp.	62,400
3,841	NCR Corp.*	74,976
1,770	NeuStar, Inc., Class A*	47,365
2,834	Parametric Technology Corp.*	66,004
1,172	Plantronics, Inc.	42,872
2,104	Polycom, Inc.*	120,791
2,528	QLogic Corp.*	40,903
1,520	Quest Software, Inc.*	34,496
2,361	Rackspace Hosting, Inc.*	103,884
6,624	RF Micro Devices, Inc.*	41,731
3,620	Riverbed Technology, Inc.*	137,270
2,709	Rovi Corp.*	157,014
1,520	Semtech Corp.*	43,502
1,057	Silicon Laboratories, Inc.*	45,430
4,449	Skyworks Solutions, Inc.*	113,316
1,690	Solera Holdings, Inc.	99,862
1,031	SRA International, Inc., Class A*	31,910
3,621	Synopsys, Inc.*	98,998
1,119	Tech Data Corp.*	53,007
3,970	TIBCO Software, Inc.*	111,517
2,931	Trimble Navigation Ltd.*	128,055
1,944	ValueClick, Inc.*	35,089
1,802	Varian Semiconductor Equipment Associates, Inc.*	110,670
3,965	Vishay Intertechnology, Inc.*	62,925
1,338	Zebra Technologies Corp., Class A*	59,474
		4,765,372
	Materials - 4.7%

2,198	Albemarle Corp.	155,706
1,608	Aptargroup, Inc.	85,867
1,896	Ashland, Inc.	129,573
1,571	Cabot Corp.	66,343
1,056	Carpenter Technology Corp.	55,514
2,746	Commercial Metals Co.	40,888
788	Compass Minerals International, Inc.	73,260

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,186	Cytec Industries, Inc.	$66,641
986	Domtar Corp.	101,045
748	Greif, Inc., Class A	49,458
1,063	Intrepid Potash, Inc.*	34,218
3,170	Louisiana-Pacific Corp.*	26,565
1,537	Lubrizol Corp.	206,726
1,091	Martin Marietta Materials, Inc.	93,455
438	Minerals Technologies, Inc.	29,784
230	NewMarket Corp.	40,071
1,909	Olin Corp.	45,854
2,456	Packaging Corp. of America	71,470
1,791	Reliance Steel & Aluminum Co.	92,254
1,629	Rock-Tenn Co., Class A	125,156
3,120	RPM International, Inc.	73,320
1,094	Scotts Miracle-Gro Co. (The), Class A	63,124
1,199	Sensient Technologies Corp.	45,622
1,173	Silgan Holdings, Inc.	52,656
2,406	Sonoco Products Co.	85,221
5,228	Steel Dynamics, Inc.	89,399
2,596	Temple-Inland, Inc.	61,629
2,301	Valspar Corp.	88,519
1,335	Worthington Industries, Inc.	29,143
		2,178,481
	Telecommunication Services - 0.3%
2,194	Telephone & Data Systems, Inc.	71,744
3,612	tw telecom, inc.*	78,380
		150,124
	Utilities - 3.5%
1,871	AGL Resources, Inc.	76,917
2,660	Alliant Energy Corp.	109,406
3,310	Aqua America, Inc.	75,369
2,175	Atmos Energy Corp.	72,536
942	Black Hills Corp.	29,221
1,462	Cleco Corp.	51,302
2,859	DPL, Inc.	86,256
3,255	Great Plains Energy, Inc.	68,908
2,276	Hawaiian Electric Industries, Inc.	56,513
1,186	IDACORP, Inc.	46,693
4,528	MDU Resources Group, Inc.	106,997
1,976	National Fuel Gas Co.	142,351
2,485	NSTAR	114,409
5,652	NV Energy, Inc.	89,132
2,342	OGE Energy Corp.	119,606
2,079	PNM Resources, Inc.	34,366
4,241	Questar Corp.	73,496
2,666	UGI Corp.	87,391
1,959	Vectren Corp.	55,283
2,725	Westar Energy, Inc.	74,093
1,227	WGL Holdings, Inc.	48,160
		1,618,405
	Total Common Stocks (Cost $25,847,137)	29,150,859

Principal Amount
	U.S. Government & Agency Securities (a) - 0.3%
	Federal Home Loan Bank
$120,265	0.00%, due 06/01/11	120,265
8,018	0.01%, due 06/01/11	8,018
20,044	0.02%, due 06/02/11	20,044
	Total U.S. Government & Agency Securities (Cost $148,327)	148,327

	Repurchase Agreements (a)(b) - 2.7%
1,248,100	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $1,248,106	1,248,100
	Total Repurchase Agreements (Cost $1,248,100)	1,248,100

	Total Investment Securities (Cost $27,243,564) — 65.8%	30,547,286
	Other assets less liabilities — 34.2%	15,868,186
	Net Assets — 100.0%	$46,415,472

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $21,744,472.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,690,612
Aggregate gross unrealized depreciation	(433,651)
Net unrealized appreciation	$3,256,961
Federal income tax cost of investments	$27,290,325

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap 400 Futures Contracts	132	06/17/11	$13,200,000	$435,401

Cash collateral in the amount of $931,240 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$8,516,590	$2,280,658

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	5,252,862	1,296,212

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	15,059,811	99,662

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	6,137,352	1,537,042

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	18,653,051	192,276

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	29,677,622	9,133,163

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	13,548,342	165,387

		$14,704,400

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

UltraPro Russell2000

Shares		Value
	Common Stocks (a) - 64.2%
	Consumer Discretionary - 8.4%

955	1-800-Flowers.com, Inc., Class A*	$2,960
1,687	99 Cents Only Stores*	34,853
660	A.H. Belo Corp., Class A	4,785
938	AFC Enterprises, Inc.*	15,552
661	Ambassadors Group, Inc.	6,293
1,458	American Apparel, Inc.*	1,531
2,203	American Axle & Manufacturing Holdings, Inc.*	25,467
1,451	American Greetings Corp., Class A	34,824
675	American Public Education, Inc.*	29,551
344	America’s Car-Mart, Inc.*	9,718
793	Amerigon, Inc.*	13,188
541	Ameristar Casinos, Inc.	12,151
1,994	Ann, Inc.*	56,131
977	Arbitron, Inc.	41,718
430	Archipelago Learning, Inc.*	4,562
445	Arctic Cat, Inc.*	6,386
1,066	Asbury Automotive Group, Inc.*	17,909
2,179	Ascena Retail Group, Inc.*	72,909
525	Ascent Media Corp., Class A*	25,184
636	Audiovox Corp., Class A*	4,840
521	Ballantyne Strong, Inc.*	2,964
1,416	Barnes & Noble, Inc.	27,782
161	Beasley Broadcasting Group, Inc., Class A*	799
2,742	Beazer Homes USA, Inc.*	11,544
1,201	bebe stores, inc.	7,963
3,348	Belo Corp., Class A*	26,583
799	Big 5 Sporting Goods Corp.	7,590
53	Biglari Holdings, Inc.*	21,118
825	BJ’s Restaurants, Inc.*	42,265
463	Blue Nile, Inc.*	23,150
527	Bluegreen Corp.*	1,813
197	Blyth, Inc.	8,979
1,119	Bob Evans Farms, Inc.	35,081
211	Body Central Corp.*	5,115
431	Bon-Ton Stores, Inc. (The)	4,582
259	Books-A-Million, Inc.	976
1,980	Boyd Gaming Corp.*	18,691
392	Bravo Brio Restaurant Group, Inc.*	8,702
715	Bridgepoint Education, Inc.*	16,795
1,594	Brown Shoe Co., Inc.	16,434
3,250	Brunswick Corp.	70,460
959	Buckle, Inc. (The)	40,940
666	Buffalo Wild Wings, Inc.*	41,718
595	Build-A-Bear Workshop, Inc.*	3,986
1,476	Cabela’s, Inc.*	36,251
709	California Pizza Kitchen, Inc.*	13,053
2,364	Callaway Golf Co.	16,004
609	Cambium Learning Group, Inc.*	2,022
577	Capella Education Co.*	27,892
267	Caribou Coffee Co., Inc.*	2,838
371	Carmike Cinemas, Inc.*	2,693
456	Carrols Restaurant Group, Inc.*	4,264
2,181	Carter’s, Inc.*	69,138
1,530	Casual Male Retail Group, Inc.*	6,655
1,022	Cato Corp. (The), Class A	27,819
240	Cavco Industries, Inc.*	10,358
754	CEC Entertainment, Inc.	30,680
4,253	Charming Shoppes, Inc.*	17,607
2,217	Cheesecake Factory, Inc. (The)*	70,434
283	Cherokee, Inc.	5,411
954	Children’s Place Retail Stores, Inc. (The)*	47,929
1,314	Christopher & Banks Corp.	7,871
418	Churchill Downs, Inc.	18,258
2,089	Cinemark Holdings, Inc.	45,436
545	Citi Trends, Inc.*	9,101
2,039	CKX, Inc.*	11,153
1,164	Coinstar, Inc.*	61,843
2,217	Coldwater Creek, Inc.*	4,168
2,258	Collective Brands, Inc.*	35,225
419	Columbia Sportswear Co.	27,486
543	Conn’s, Inc.*	3,372
2,248	Cooper Tire & Rubber Co.	54,312
414	Core-Mark Holding Co., Inc.*	14,796
3,235	Corinthian Colleges, Inc.*	12,487
192	CPI Corp.	2,751
875	Cracker Barrel Old Country Store, Inc.	41,457
3,149	CROCS, Inc.*	71,577
920	Crown Media Holdings, Inc., Class A*	1,877
273	CSS Industries, Inc.	5,031
325	Culp, Inc.*	2,899
800	Cumulus Media, Inc., Class A*	3,184
5,138	Dana Holding Corp.*	93,101
1,420	Deckers Outdoor Corp.*	129,362
219	Delta Apparel, Inc.*	3,642
3,642	Denny’s Corp.*	14,896
366	Destination Maternity Corp.	7,547
1,836	Dex One Corp.*	4,296
1,337	Dillard’s, Inc., Class A	75,126
658	DineEquity, Inc.*	35,374
1,358	Domino’s Pizza, Inc.*	33,841
416	Dorman Products, Inc.*	15,750
699	Drew Industries, Inc.	18,454
3,406	Drugstore.com, Inc.*	12,926
888	DSW, Inc., Class A*	44,533
1,222	E.W. Scripps Co. (The), Class A*	10,485
9,862	Eastman Kodak Co.*	32,939
205	Einstein Noah Restaurant Group, Inc.	3,075
931	Empire Resorts, Inc.*	540
863	Entercom Communications Corp., Class A*	8,000
1,783	Entravision Communications Corp., Class A*	3,691
905	Ethan Allen Interiors, Inc.	21,059
2,775	Exide Technologies*	27,361
586	Express, Inc.	12,376
1,866	Finish Line (The), Class A	43,030
239	Fisher Communications, Inc.*	7,122
1,443	Fred’s, Inc., Class A	20,996
592	Fuel Systems Solutions, Inc.*	14,764
1,718	Furniture Brands International, Inc.*	8,229
566	G-III Apparel Group Ltd.*	24,293
583	Gaiam, Inc., Class A	2,997
1,272	Gaylord Entertainment Co.*	41,022
883	Genesco, Inc.*	39,726
640	Global Sources Ltd.*	7,405
197	Gordmans Stores, Inc.*	3,426
1,137	Grand Canyon Education, Inc.*	14,667
1,778	Gray Television, Inc.*	4,712
901	Group 1 Automotive, Inc.	34,896
1,422	Harte-Hanks, Inc.	11,660
668	Haverty Furniture Cos., Inc.	7,435
1,125	Helen of Troy Ltd.*	36,439
483	hhgregg, Inc.*	7,472
1,058	Hibbett Sports, Inc.*	44,055
396	Hooker Furniture Corp.	4,356
1,634	HOT Topic, Inc.	12,729

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,259	Hovnanian Enterprises, Inc., Class A*	$5,964
1,425	HSN, Inc.*	50,174
2,650	Iconix Brand Group, Inc.*	65,455
1,461	Interval Leisure Group, Inc.*	19,811
814	iRobot Corp.*	27,350
679	Isle of Capri Casinos, Inc.*	5,989
1,896	Jack in the Box, Inc.*	42,110
1,024	Jakks Pacific, Inc.*	20,306
2,182	Jamba, Inc.*	5,019
1,558	Joe’s Jeans, Inc.*	1,297
160	Johnson Outdoors, Inc., Class A*	2,552
3,198	Jones Group, Inc. (The)	39,303
1,010	JoS. A. Bank Clothiers, Inc.*	57,671
1,540	Journal Communications, Inc., Class A*	8,301
922	K12, Inc.*	32,086
280	Kenneth Cole Productions, Inc., Class A*	3,497
461	Kid Brands, Inc.*	2,476
614	Kirkland’s, Inc.*	8,019
1,120	Knology, Inc.*	17,483
2,144	Krispy Kreme Doughnuts, Inc.*	18,010
962	K-Swiss, Inc., Class A*	10,611
172	Lacrosse Footwear, Inc.	2,552
1,892	La-Z-Boy, Inc.*	20,944
1,241	Leapfrog Enterprises, Inc.*	5,622
226	Learning Tree International, Inc.	2,142
1,647	Lee Enterprises, Inc.*	1,976
722	Libbey, Inc.*	11,429
1,533	Life Time Fitness, Inc.*	56,399
340	Lifetime Brands, Inc.	3,900
1,118	LIN TV Corp., Class A*	5,299
514	Lincoln Educational Services Corp.	7,520
2,494	Lions Gate Entertainment Corp.*	14,789
795	Lithia Motors, Inc., Class A	14,230
5,165	Live Nation Entertainment, Inc.*	59,552
3,469	Liz Claiborne, Inc.*	22,653
920	LodgeNet Interactive Corp.*	3,349
816	Lumber Liquidators Holdings, Inc.*	22,008
680	M/I Homes, Inc.*	8,548
429	Mac-Gray Corp.	6,598
841	Maidenform Brands, Inc.*	25,339
748	Marcus Corp.	7,854
365	Marine Products Corp.*	2,296
853	MarineMax, Inc.*	7,097
975	Martha Stewart Living Omnimedia, Class A*	5,099
1,109	Matthews International Corp., Class A	43,351
2,188	McClatchy Co. (The), Class A*	6,608
545	McCormick & Schmick’s Seafood Restaurants, Inc.*	4,987
809	Media General, Inc., Class A*	3,972
1,932	Men’s Wearhouse, Inc. (The)	66,519
1,178	Meritage Homes Corp.*	29,450
523	Midas, Inc.*	3,692
1,698	Modine Manufacturing Co.*	26,964
324	Monarch Casino & Resort, Inc.*	3,020
1,093	Monro Muffler Brake, Inc.	35,359
794	Morgans Hotel Group Co.*	6,630
571	Movado Group, Inc.	9,456
1,007	Multimedia Games Holding Co., Inc.*	5,559
286	National American University Holdings, Inc.	2,154
1,946	National CineMedia, Inc.	34,658
923	New York & Co., Inc.*	4,892
392	Nexstar Broadcasting Group, Inc., Class A*	2,705
987	Nutrisystem, Inc.	13,976
657	O’Charleys, Inc.*	4,763
3,114	OfficeMax, Inc.*	26,033
724	Orbitz Worldwide, Inc.*	1,665
3,758	Orient-Express Hotels Ltd., Class A*	43,931
431	Outdoor Channel Holdings, Inc.*	2,629
539	Overstock.com, Inc.*	7,832
508	Oxford Industries, Inc.	19,279
850	P.F. Chang’s China Bistro, Inc.	34,331
2,438	Pacific Sunwear of California, Inc.*	7,777
727	Papa John’s International, Inc.*	24,086
430	Peet’s Coffee & Tea, Inc.*	21,883
1,624	Penske Automotive Group, Inc.	33,714
1,925	PEP Boys-Manny Moe & Jack	27,335
425	Perry Ellis International, Inc.*	13,262
844	PetMed Express, Inc.	10,812
3,838	Pier 1 Imports, Inc.*	45,749
2,222	Pinnacle Entertainment, Inc.*	32,286
1,143	Polaris Industries, Inc.	126,130
1,818	Pool Corp.	54,976
276	Pre-Paid Legal Services, Inc.*	18,315
613	PRIMEDIA, Inc.	4,316
684	Princeton Review, Inc.*	151
4,757	Quiksilver, Inc.*	22,168
310	R.G. Barry Corp.	3,689
1,150	Radio One, Inc., Class D*	2,633
176	ReachLocal, Inc.*	3,694
443	Red Lion Hotels Corp.*	3,597
573	Red Robin Gourmet Burgers, Inc.*	21,029
2,108	Regis Corp.	31,472
2,416	Rent-A-Center, Inc.	78,423
343	Rentrak Corp.*	7,056
2,367	Ruby Tuesday, Inc.*	25,090
539	rue21, inc.*	18,240
1,100	Ruth’s Hospitality Group, Inc.*	5,885
1,617	Ryland Group, Inc.	29,559
4,968	Saks, Inc.*	56,188
3,460	Sally Beauty Holdings, Inc.*	57,990
944	Scholastic Corp.	25,715
2,387	Scientific Games Corp., Class A*	23,536
1,763	Sealy Corp.*	4,619
2,005	Select Comfort Corp.*	32,762
191	Shiloh Industries, Inc.	2,090
336	Shoe Carnival, Inc.*	9,146
1,967	Shuffle Master, Inc.*	21,421
1,044	Shutterfly, Inc.*	63,287
1,660	Sinclair Broadcast Group, Inc., Class A	15,969
1,334	Skechers U.S.A., Inc., Class A*	23,318
252	Skyline Corp.	4,599
2,193	Smith & Wesson Holding Corp.*	7,632
1,464	Sonic Automotive, Inc., Class A	19,134
2,245	Sonic Corp.*	25,795
2,461	Sotheby’s	104,740
1,207	Spartan Motors, Inc.	5,782
455	Speedway Motorsports, Inc.	6,588
1,344	Stage Stores, Inc.	24,246
720	Standard Motor Products, Inc.	10,872
3,924	Standard Pacific Corp.*	15,578
991	Stein Mart, Inc.	9,712
544	Steiner Leisure Ltd.*	27,200
209	Steinway Musical Instruments, Inc.*	5,221
900	Steven Madden Ltd.*	50,166

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,988	Stewart Enterprises, Inc., Class A	$22,261
561	Stoneridge, Inc.*	8,595
702	Sturm Ruger & Co., Inc.	15,458
448	Summer Infant, Inc.*	3,705
849	Superior Industries International, Inc.	18,602
470	SuperMedia, Inc.*	2,040
396	Systemax, Inc.*	5,710
2,577	Talbots, Inc.*	12,292
2,193	Tenneco, Inc.*	91,558
2,108	Texas Roadhouse, Inc.	36,321
1,439	Timberland Co. (The), Class A*	47,012
243	Tower International, Inc.*	4,199
933	True Religion Apparel, Inc.*	27,421
1,083	Tuesday Morning Corp.*	5,350
481	U.S. Auto Parts Network, Inc.*	3,603
1,152	Ulta Salon Cosmetics & Fragrance, Inc.*	64,489
1,291	Under Armour, Inc., Class A*	84,147
502	Unifi, Inc.*	6,978
501	Universal Electronics, Inc.*	12,770
773	Universal Technical Institute, Inc.	14,022
1,331	Vail Resorts, Inc.*	64,753
1,829	Valassis Communications, Inc.*	53,096
49	Value Line, Inc.	695
464	Vera Bradley, Inc.*	22,936
131	Vitacost.com, Inc.*^	—
585	Vitamin Shoppe, Inc.*	23,827
709	Volcom, Inc.	17,349
1,630	Warnaco Group, Inc. (The)*	89,894
1,641	Warner Music Group Corp.*	13,538
533	West Marine, Inc.*	5,538
212	Westwood One, Inc.*	1,255
3,732	Wet Seal, Inc. (The), Class A*	16,048
261	Weyco Group, Inc.	6,285
88	Winmark Corp.	3,323
1,068	Winnebago Industries, Inc.*	12,229
1,820	Wolverine World Wide, Inc.	71,198
885	World Wrestling Entertainment, Inc., Class A	9,204
754	Zumiez, Inc.*	22,907
		6,144,014
	Consumer Staples - 2.0%

131	Alico, Inc.	3,265
3,270	Alliance One International, Inc.*	12,688
675	Andersons, Inc. (The)	29,248
44	Arden Group, Inc., Class A	3,937
1,748	B&G Foods, Inc.	32,408
317	Boston Beer Co., Inc., Class A*	26,568
65	Bridgford Foods Corp.	551
403	Calavo Growers, Inc.	8,922
517	Cal-Maine Foods, Inc.	15,412
1,389	Casey’s General Stores, Inc.	57,574
1,949	Central Garden and Pet Co., Class A*	19,607
1,647	Chiquita Brands International, Inc.*	24,540
154	Coca-Cola Bottling Co. Consolidated	10,394
3,919	Darling International, Inc.*	75,049
801	Diamond Foods, Inc.	59,618
1,318	Dole Food Co., Inc.*	17,674
891	Elizabeth Arden, Inc.*	27,380
248	Farmer Bros Co.	2,540
655	Female Health Co. (The)	3,314
1,382	Fresh Del Monte Produce, Inc.	37,991
556	Fresh Market, Inc. (The)*	22,373
88	Griffin Land & Nurseries, Inc.	2,421
1,579	Hain Celestial Group, Inc. (The)*	56,465
333	Harbinger Group, Inc.*	2,105
3,438	Heckmann Corp.*	20,628
446	Imperial Sugar Co.	7,925
461	Ingles Markets, Inc., Class A	8,206
525	Inter Parfums, Inc.	11,697
521	J&J Snack Foods Corp.	26,842
290	John B. Sanfilippo & Son, Inc.*	2,784
710	Lancaster Colony Corp.	43,054
178	Lifeway Foods, Inc.*	1,860
298	Limoneira Co.	6,049
496	Medifast, Inc.*	13,253
430	MGP Ingredients, Inc.	3,496
461	Nash Finch Co.	17,320
408	National Beverage Corp.	5,773
279	Nature’s Sunshine Products, Inc.*	3,948
1,807	Nu Skin Enterprises, Inc., Class A	70,636
340	Nutraceutical International Corp.*	5,324
189	Oil-Dri Corp. of America	4,211
834	Pantry, Inc. (The)*	15,404
1,786	Pilgrim’s Pride Corp.*	8,876
1,535	Prestige Brands Holdings, Inc.*	19,817
580	Pricesmart, Inc.	27,057
352	Primo Water Corp.*	4,981
392	Revlon, Inc., Class A*	6,907
20,463	Rite Aid Corp.*	21,486
1,610	Ruddick Corp.	70,760
834	Sanderson Farms, Inc.	36,621
423	Schiff Nutrition International, Inc.	4,099
308	Seneca Foods Corp., Class A*	8,448
2,184	Smart Balance, Inc.*	11,990
949	Snyder’s-Lance, Inc.	20,176
827	Spartan Stores, Inc.	15,424
668	Spectrum Brands Holdings, Inc.*	24,028
3,540	Star Scientific, Inc.*	18,443
273	Susser Holdings Corp.*	3,915
700	Synutra International, Inc.*	7,679
910	Tootsie Roll Industries, Inc.	26,699
1,276	TreeHouse Foods, Inc.*	77,747
1,761	United Natural Foods, Inc.*	76,621
887	Universal Corp.	37,405
221	USANA Health Sciences, Inc.*	6,495
1,665	Vector Group Ltd.	32,068
226	Village Super Market, Inc., Class A	5,937
609	WD-40 Co.	25,809
404	Weis Markets, Inc.	16,229
2,022	Winn-Dixie Stores, Inc.*	18,420
		1,454,591
	Energy - 4.4%

2,963	Abraxas Petroleum Corp.*	13,037
280	Alon USA Energy, Inc.	3,427
224	Amyris, Inc.*	6,610
335	Apco Oil and Gas International, Inc.	29,611
638	Approach Resources, Inc.*	16,613
1,633	ATP Oil & Gas Corp.*	30,178
851	Basic Energy Services, Inc.*	23,147
1,877	Berry Petroleum Co., Class A	98,374
1,686	Bill Barrett Corp.*	75,145
3,574	BPZ Resources, Inc.*	15,654
4,273	Brigham Exploration Co.*	133,061
1,319	Bristow Group, Inc.	60,608
3,458	Cal Dive International, Inc.*	22,512
1,395	Callon Petroleum Co.*	9,946
1,882	CAMAC Energy, Inc.*	2,672
700	CARBO Ceramics, Inc.	105,189

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,284	Carrizo Oil & Gas, Inc.*	$49,062
2,102	Cheniere Energy, Inc.*	24,614
216	Clayton Williams Energy, Inc.*	16,198
1,681	Clean Energy Fuels Corp.*	24,038
1,157	Cloud Peak Energy, Inc.*	24,575
2,854	Complete Production Services, Inc.*	94,724
434	Contango Oil & Gas Co.*	26,891
1,477	Crosstex Energy, Inc.	16,675
1,112	CVR Energy, Inc.*	24,308
287	Dawson Geophysical Co.*	10,173
499	Delek U.S. Holdings, Inc.	7,530
6,789	Delta Petroleum Corp.*	4,820
2,362	DHT Holdings, Inc.	9,448
1,247	Dril-Quip, Inc.*	92,502
1,182	Endeavour International Corp.*	16,725
1,062	Energy Partners Ltd.*	17,034
2,702	Energy XXI Bermuda Ltd.*	92,706
542	Evolution Petroleum Corp.*	4,173
1,887	FX Energy, Inc.*	16,398
2,038	Gastar Exploration Ltd.*	6,909
3,735	General Maritime Corp.	6,312
602	GeoResources, Inc.*	14,911
189	Gevo, Inc.*	3,644
275	Global Geophysical Services, Inc.*	4,768
3,720	Global Industries Ltd.*	23,324
2,201	GMX Resources, Inc.*	11,599
1,335	Golar LNG Ltd.	42,533
897	Goodrich Petroleum Corp.*	18,344
671	Green Plains Renewable Energy, Inc.*	6,918
525	Gulf Island Fabrication, Inc.	17,850
854	GulfMark Offshore, Inc., Class A*	34,929
1,057	Gulfport Energy Corp.*	31,277
140	Hallador Energy Co.	1,540
1,221	Harvest Natural Resources, Inc.*	15,006
3,838	Helix Energy Solutions Group, Inc.*	67,242
4,213	Hercules Offshore, Inc.*	26,331
853	Hornbeck Offshore Services, Inc.*	23,022
662	Houston American Energy Corp.	12,161
4,817	International Coal Group, Inc.*	69,991
4,662	ION Geophysical Corp.*	47,040
42	Isramco, Inc.*	2,782
1,300	James River Coal Co.*	28,496
4,604	Key Energy Services, Inc.*	81,399
897	Knightsbridge Tankers Ltd.	18,882
6,515	Kodiak Oil & Gas Corp.*	44,628
687	L&L Energy, Inc.*	3,724
1,099	Lufkin Industries, Inc.	99,690
3,620	Magnum Hunter Resources Corp.*	25,811
966	Matrix Service Co.*	12,915
3,507	McMoRan Exploration Co.*	64,599
787	Miller Energy Resources, Inc.*	4,572
444	Natural Gas Services Group, Inc.*	7,992
3,267	Newpark Resources, Inc.*	31,723
1,722	Nordic American Tanker Shipping	40,226
1,979	Northern Oil and Gas, Inc.*	39,778
1,773	Oasis Petroleum, Inc.*	53,633
939	Overseas Shipholding Group, Inc.	25,644
150	OYO Geospace Corp.*	13,620
263	Panhandle Oil and Gas, Inc., Class A	8,048
4,258	Parker Drilling Co.*	27,166
2,868	Patriot Coal Corp.*	66,337
1,668	Penn Virginia Corp.	24,336
859	Petroleum Development Corp.*	31,225
2,026	Petroquest Energy, Inc.*	16,188
486	PHI, Inc. (Non-Voting)*	10,303
1,986	Pioneer Drilling Co.*	29,075
2,036	RAM Energy Resources, Inc.*	3,258
7,916	Rentech, Inc.*	8,233
1,537	Resolute Energy Corp.*	26,744
266	REX American Resources Corp.*	4,445
1,184	Rex Energy Corp.*	15,463
194	RigNet, Inc.*	3,238
1,935	Rosetta Resources, Inc.*	95,105
1,589	RPC, Inc.	40,011
817	Scorpio Tankers, Inc.*	8,243
1,641	Ship Finance International Ltd.	31,720
1,583	Stone Energy Corp.*	51,068
1,539	Swift Energy Co.*	60,375
2,544	Syntroleum Corp.*	4,655
603	Targa Resources Corp.	21,057
1,386	Teekay Tankers Ltd., Class A	12,793
1,108	Tesco Corp.*	22,570
2,778	Tetra Technologies, Inc.*	37,892
5,405	TransAtlantic Petroleum Ltd.*	12,053
544	Union Drilling, Inc.*	5,679
2,224	Uranium Energy Corp.*	7,006
4,481	USEC, Inc.*	18,731
1,856	Vaalco Energy, Inc.*	13,178
5,582	Vantage Drilling Co.*	11,164
802	Venoco, Inc.*	11,789
1,283	W&T Offshore, Inc.	33,230
2,599	Warren Resources, Inc.*	10,006
1,883	Western Refining, Inc.*	32,821
1,757	Willbros Group, Inc.*	17,465
2,522	World Fuel Services Corp.	92,255
		3,229,068
	Financials - 13.0%

561	1st Source Corp.	11,792
967	1st United Bancorp, Inc./FL*	6,024
765	Abington Bancorp, Inc.	8,713
1,473	Acadia Realty Trust (REIT)	30,417
2,018	Advance America Cash Advance Centers, Inc.	12,411
320	Agree Realty Corp. (REIT)	7,280
76	Alexander’s, Inc. (REIT)	29,809
171	Alliance Financial Corp./NY	4,944
3,107	Alterra Capital Holdings Ltd.	70,684
1,179	American Assets Trust, Inc. (REIT)	26,433
2,396	American Campus Communities, Inc. (REIT)	84,675
4,575	American Capital Agency Corp. (REIT)	138,943
12,467	American Capital Ltd.*	123,423
2,147	American Equity Investment Life Holding Co.	27,890
225	American National Bankshares, Inc.	4,534
380	American Safety Insurance Holdings Ltd.*	7,041
867	Ameris Bancorp*	8,080
692	AMERISAFE, Inc.*	16,013
299	Ames National Corp.	5,176
819	AmTrust Financial Services, Inc.	18,616
4,645	Anworth Mortgage Asset Corp. (REIT)	33,676
644	Apollo Commercial Real Estate Finance, Inc. (REIT)	10,517
7,116	Apollo Investment Corp.	81,194
1,007	Argo Group International Holdings Ltd.	29,757

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
247	Arlington Asset Investment Corp., Class A	$7,133
357	Arrow Financial Corp.	8,761
1,019	Artio Global Investors, Inc.	14,256
1,668	Ashford Hospitality Trust, Inc. (REIT)	23,802
552	Asset Acceptance Capital Corp.*	2,263
1,519	Associated Estates Realty Corp. (REIT)	25,610
388	Asta Funding, Inc.	2,995
3,170	Astoria Financial Corp.	46,028
326	Avatar Holdings, Inc.*	5,800
302	Baldwin & Lyons, Inc., Class B	6,852
257	Bancfirst Corp.	10,272
1,011	Banco Latinoamericano de Comercio Exterior S.A., Class E	18,259
135	Bancorp Rhode Island, Inc.	5,854
1,049	Bancorp, Inc. (The)/DE*	10,626
1,669	Bank Mutual Corp.	6,810
193	Bank of Marin Bancorp	7,052
480	Bank of the Ozarks, Inc.	23,333
702	BankFinancial Corp.	5,967
1,274	Beneficial Mutual Bancorp, Inc.*	10,714
616	Berkshire Hills Bancorp, Inc.	13,583
2,444	BGC Partners, Inc., Class A	20,310
4,803	BioMed Realty Trust, Inc. (REIT)	98,413
2,625	BlackRock Kelso Capital Corp.	26,014
258	BofI Holding, Inc.*	3,906
2,747	Boston Private Financial Holdings, Inc.	18,130
231	Bridge Bancorp, Inc.	5,064
2,167	Brookline Bancorp, Inc.	18,918
355	Bryn Mawr Bank Corp.	7,451
707	Calamos Asset Management, Inc., Class A	10,598
69	California First National Bancorp	1,040
281	Camden National Corp.	9,211
1,123	Campus Crest Communities, Inc. (REIT)	14,374
436	Capital City Bank Group, Inc.	4,696
105	Capital Southwest Corp.	9,802
2,493	CapLease, Inc. (REIT)	12,739
2,840	Capstead Mortgage Corp. (REIT)	37,687
1,054	Cardinal Financial Corp.	11,668
1,084	Cash America International, Inc.	56,433
2,882	Cathay General Bancorp	46,977
5,068	CBL & Associates Properties, Inc. (REIT)	97,508
2,004	Cedar Shopping Centers, Inc. (REIT)	10,621
1,303	Center Financial Corp.*	8,522
942	CenterState Banks, Inc.	6,603
124	Century Bancorp, Inc./MA, Class A	3,189
455	Chatham Lodging Trust (REIT)	7,457
896	Chemical Financial Corp.	17,633
927	Chesapeake Lodging Trust (REIT)	16,501
445	Citizens & Northern Corp.	6,332
14,477	Citizens Republic Bancorp, Inc.*	12,562
1,337	Citizens, Inc./TX*	9,265
579	City Holding Co.	18,684
366	Clifton Savings Bancorp, Inc.	4,019
649	CNA Surety Corp.*	17,224
447	CNB Financial Corp./PA	6,204
8,152	CNO Financial Group, Inc.*	63,096
1,185	CoBiz Financial, Inc.	7,608
1,578	Cogdell Spencer, Inc. (REIT)	9,468
641	Cohen & Steers, Inc.	19,666
3,064	Colonial Properties Trust (REIT)	64,650
1,208	Colony Financial, Inc. (REIT)	22,288
1,442	Columbia Banking System, Inc.	25,942
1,284	Community Bank System, Inc.	32,203
502	Community Trust Bancorp, Inc.	13,795
1,339	Compass Diversified Holdings	20,902
268	CompuCredit Holdings Corp.*	978
199	Consolidated-Tomoka Land Co.	6,020
721	Coresite Realty Corp. (REIT)	12,762
3,340	Cousins Properties, Inc. (REIT)	29,292
1,329	Cowen Group, Inc., Class A*	5,475
876	Crawford & Co., Class B	6,386
192	Credit Acceptance Corp.*	15,360
1,868	CreXus Investment Corp. (REIT)	21,127
3,297	CVB Financial Corp.	29,574
2,546	Cypress Sharpridge Investments, Inc. (REIT)	32,691
692	Danvers Bancorp, Inc.	15,528
9,006	DCT Industrial Trust, Inc. (REIT)	50,974
1,745	Delphi Financial Group, Inc., Class A	50,902
89	Diamond Hill Investment Group, Inc.	7,123
6,078	DiamondRock Hospitality Co. (REIT)	69,897
980	Dime Community Bancshares, Inc.	13,740
1,567	Dollar Financial Corp.*	35,587
410	Donegal Group, Inc., Class A	5,744
818	Doral Financial Corp.*	1,701
1,001	Duff & Phelps Corp., Class A	14,735
1,503	DuPont Fabros Technology, Inc. (REIT)	39,288
1,310	Dynex Capital, Inc. (REIT)	12,995
603	Eagle Bancorp, Inc.*	7,640
989	EastGroup Properties, Inc. (REIT)	46,394
763	Edelman Financial Group, Inc.	6,073
2,649	Education Realty Trust, Inc. (REIT)	23,046
815	eHealth, Inc.*	10,807
176	EMC Insurance Group, Inc.	3,506
1,462	Employers Holdings, Inc.	24,284
295	Encore Bancshares, Inc.*	3,537
512	Encore Capital Group, Inc.*	16,942
241	Enstar Group Ltd.*	24,517
636	Enterprise Financial Services Corp.	8,942
1,706	Entertainment Properties Trust (REIT)	82,877
484	Epoch Holding Corp.	8,126
960	Equity Lifestyle Properties, Inc. (REIT)	56,400
1,631	Equity One, Inc. (REIT)	31,984
392	ESB Financial Corp.	4,497
486	ESSA Bancorp, Inc.	5,725
575	Evercore Partners, Inc., Class A	21,281
550	Excel Trust, Inc. (REIT)	6,666
3,455	Extra Space Storage, Inc. (REIT)	75,181
1,695	EZCORP, Inc., Class A*	55,579
493	FBL Financial Group, Inc., Class A	15,663
1,930	FBR Capital Markets Corp.*	7,006
354	Federal Agricultural Mortgage Corp., Class C	6,744
4,570	FelCor Lodging Trust, Inc. (REIT)*	28,471
2,443	Fifth Street Finance Corp.	30,122
504	Financial Engines, Inc.*	12,550
506	Financial Institutions, Inc.	8,263
3,814	First American Financial Corp.	61,329
321	First Bancorp, Inc./ME	4,638
782	First BanCorp./Puerto Rico*	3,957

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
549	First Bancorp/NC	$6,555
2,505	First Busey Corp.	12,750
1,106	First Cash Financial Services, Inc.*	46,176
3,846	First Commonwealth Financial Corp.	22,499
579	First Community Bancshares, Inc./VA	8,419
2,124	First Financial Bancorp	33,984
765	First Financial Bankshares, Inc.	40,438
407	First Financial Corp./IN	13,203
607	First Financial Holdings, Inc.	6,070
2,862	First Industrial Realty Trust, Inc. (REIT)*	36,004
455	First Interstate BancSystem, Inc.	6,461
2,032	First Marblehead Corp. (The)*	3,658
937	First Merchants Corp.	7,918
2,718	First Midwest Bancorp, Inc./IL	33,268
255	First of Long Island Corp. (The)	6,870
1,833	First Potomac Realty Trust (REIT)	30,758
303	First South Bancorp, Inc./NC	1,273
3,956	FirstMerit Corp.	64,443
2,492	Flagstar Bancorp, Inc.*	3,539
1,639	Flagstone Reinsurance Holdings S.A.	14,325
1,144	Flushing Financial Corp.	15,352
4,427	FNB Corp./PA	46,705
1,337	Forestar Group, Inc.*	24,374
220	Fortegra Financial Corp.*	2,075
198	Fox Chase Bancorp, Inc.	2,631
315	FPIC Insurance Group, Inc.*	13,035
2,539	Franklin Street Properties Corp. (REIT)	34,759
826	FXCM, Inc., Class A	8,177
333	Gain Capital Holdings, Inc.*	2,008
254	GAMCO Investors, Inc., Class A	11,765
461	German American Bancorp, Inc.	8,100
857	Getty Realty Corp. (REIT)	22,239
2,437	GFI Group, Inc.	11,040
2,640	Glacier Bancorp, Inc.	37,541
772	Gladstone Capital Corp.	7,766
347	Gladstone Commercial Corp. (REIT)	6,662
811	Gladstone Investment Corp.	6,058
2,857	Gleacher & Co., Inc.*	6,371
3,666	Glimcher Realty Trust (REIT)	37,540
506	Global Indemnity plc*	11,724
326	Golub Capital BDC, Inc.	5,108
1,011	Government Properties Income Trust (REIT)	26,771
372	Great Southern Bancorp, Inc.	6,867
434	Green Bankshares, Inc.*	1,167
1,039	Greenlight Capital Re Ltd., Class A*	27,263
426	Hallmark Financial Services*	3,046
1,285	Hancock Holding Co.	41,518
3,758	Hanmi Financial Corp.*	4,510
426	Harleysville Group, Inc.	13,645
1,133	Harris & Harris Group, Inc.*	6,492
2,664	Hatteras Financial Corp. (REIT)	77,815
2,670	Healthcare Realty Trust, Inc. (REIT)	58,793
480	Heartland Financial USA, Inc.	6,869
1,595	Hercules Technology Growth Capital, Inc.	17,465
506	Heritage Financial Corp./WA	6,851
67	Heritage Financial Group, Inc.	787
4,942	Hersha Hospitality Trust (REIT)	29,751
654	HFF, Inc., Class A*	10,680
2,628	Highwoods Properties, Inc. (REIT)	94,818
1,456	Hilltop Holdings, Inc.*	14,342
265	Home Bancorp, Inc.*	4,012
806	Home Bancshares, Inc./AR	19,328
613	Home Federal Bancorp, Inc./ID	6,823
1,376	Home Properties, Inc. (REIT)	85,174
1,440	Horace Mann Educators Corp.	23,501
735	Hudson Pacific Properties, Inc. (REIT)	11,797
481	Hudson Valley Holding Corp.	10,529
982	Iberiabank Corp.	57,693
646	Imperial Holdings, Inc.*	6,505
777	Independent Bank Corp./MA	23,030
459	Infinity Property & Casualty Corp.	24,400
2,730	Inland Real Estate Corp. (REIT)	24,925
1,947	International Bancshares Corp.	33,235
1,338	Internet Capital Group, Inc.*	17,434
2,632	Invesco Mortgage Capital, Inc. (REIT)	59,931
1,514	Investment Technology Group, Inc.*	22,922
1,763	Investors Bancorp, Inc.*	26,392
2,899	Investors Real Estate Trust (REIT)	28,091
3,428	iStar Financial, Inc. (REIT)*	29,515
547	JMP Group, Inc.	3,884
102	Kaiser Federal Financial Group, Inc.	1,269
153	Kansas City Life Insurance Co.	4,604
375	Kayne Anderson Energy Development Co.	7,253
1,302	KBW, Inc.	27,681
556	Kearny Financial Corp.	5,238
762	Kennedy-Wilson Holdings, Inc.*	8,763
2,146	Kilroy Realty Corp. (REIT)	88,995
1,991	Kite Realty Group Trust (REIT)	9,975
3,719	Knight Capital Group, Inc., Class A*	45,892
1,364	LaBranche & Co., Inc.*	5,511
3,348	Ladenburg Thalmann Financial Services, Inc.*	4,620
792	Lakeland Bancorp, Inc.	8,205
591	Lakeland Financial Corp.	13,209
3,123	LaSalle Hotel Properties (REIT)	87,382
4,176	Lexington Realty Trust (REIT)	39,421
335	Life Partners Holdings, Inc.	1,534
1,114	LTC Properties, Inc. (REIT)	32,885
1,822	Maiden Holdings Ltd.	17,127
690	Main Street Capital Corp.	12,882
739	MainSource Financial Group, Inc.	5,690
1,015	MarketAxess Holdings, Inc.	24,319
314	Marlin Business Services Corp.*	3,878
1,944	MB Financial, Inc.	38,627
2,810	MCG Capital Corp.	19,333
1,990	Meadowbrook Insurance Group, Inc.	19,641
545	Medallion Financial Corp.	5,221
4,082	Medical Properties Trust, Inc. (REIT)	50,454
408	Medley Capital Corp.	4,790
176	Merchants Bancshares, Inc.	4,455
334	Meridian Interstate Bancorp, Inc.*	4,439
496	Metro Bancorp, Inc.*	5,590
4,251	MF Global Holdings Ltd.*	32,775
12,712	MFA Financial, Inc. (REIT)	104,747
7,358	MGIC Investment Corp.*	59,305
1,311	Mid-America Apartment Communities, Inc. (REIT)	89,869

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
275	MidSouth Bancorp, Inc.	$3,853
253	MidWestOne Financial Group, Inc.	3,474
653	Mission West Properties, Inc. (REIT)	5,387
1,033	Monmouth Real Estate Investment Corp., Class A (REIT)	8,873
2,283	Montpelier Re Holdings Ltd.	42,943
1,762	MPG Office Trust, Inc. (REIT)*	4,828
892	MVC Capital, Inc.	12,024
1,393	Nara Bancorp, Inc.*	11,827
129	NASB Financial, Inc.*	1,601
254	National Bankshares, Inc.	6,383
1,566	National Financial Partners Corp.*	20,468
897	National Health Investors, Inc. (REIT)	42,267
241	National Interstate Corp.	5,203
4,626	National Penn Bancshares, Inc.	34,926
3,058	National Retail Properties, Inc. (REIT)	78,835
81	National Western Life Insurance Co., Class A	12,353
474	Navigators Group, Inc. (The)*	22,667
1,265	NBT Bancorp, Inc.	27,817
969	Nelnet, Inc., Class A	21,308
1,114	Netspend Holdings, Inc.*	9,335
2,828	Newcastle Investment Corp. (REIT)*	15,497
1,025	NewStar Financial, Inc.*	10,014
794	NGP Capital Resources Co.	6,296
659	Northfield Bancorp, Inc.	9,325
3,519	NorthStar Realty Finance Corp. (REIT)	15,413
4,064	Northwest Bancshares, Inc.	51,003
533	OceanFirst Financial Corp.	7,249
2,725	Ocwen Financial Corp.*	32,755
3,436	Old National Bancorp/IN	37,109
3,615	Omega Healthcare Investors, Inc. (REIT)	76,963
437	OmniAmerican Bancorp, Inc.*	6,262
388	One Liberty Properties, Inc. (REIT)	6,196
369	Oppenheimer Holdings Inc., Class A	10,491
1,551	optionsXpress Holdings, Inc.	28,383
1,700	Oriental Financial Group, Inc.	20,978
2,040	Oritani Financial Corp.	25,541
246	Orrstown Financial Services, Inc.	6,426
675	Pacific Continental Corp.	6,257
1,128	PacWest Bancorp	23,801
458	Park National Corp.	30,883
792	Parkway Properties, Inc./MD (REIT)	14,541
322	Peapack Gladstone Financial Corp.	4,138
1,734	Pebblebrook Hotel Trust (REIT)	37,697
1,623	PennantPark Investment Corp.	20,174
141	Penns Woods Bancorp, Inc.	4,993
2,030	Pennsylvania Real Estate Investment Trust (REIT)	34,835
1,019	PennyMac Mortgage Investment Trust (REIT)	17,394
750	Penson Worldwide, Inc.*	2,828
386	Peoples Bancorp, Inc./OH	4,810
2,035	PHH Corp.*	42,674
4,258	Phoenix Cos., Inc. (The)*	10,134
829	Pico Holdings, Inc.*	24,729
1,225	Pinnacle Financial Partners, Inc.*	19,000
580	Piper Jaffray Cos.*	19,268
1,373	Platinum Underwriters Holdings Ltd.	46,874
5,246	PMI Group, Inc. (The)*	7,607
146	Porter Bancorp, Inc.	873
623	Portfolio Recovery Associates, Inc.*	53,964
1,784	Post Properties, Inc. (REIT)	75,106
1,467	Potlatch Corp. (REIT)	52,812
759	Presidential Life Corp.	8,007
884	Primerica, Inc.	18,979
596	Primus Guaranty Ltd.*	2,950
1,909	PrivateBancorp, Inc.	31,250
1,128	ProAssurance Corp.*	79,310
3,574	Prospect Capital Corp.	41,852
1,711	Prosperity Bancshares, Inc.	74,856
2,200	Provident Financial Services, Inc.	31,438
1,427	Provident New York Bancorp	13,143
680	PS Business Parks, Inc. (REIT)	39,093
281	Pzena Investment Management, Inc., Class A	1,694
4,882	Radian Group, Inc.	24,312
4,101	RAIT Financial Trust (REIT)*	8,776
1,393	Ramco-Gershenson Properties Trust (REIT)	18,304
2,859	Redwood Trust, Inc. (REIT)	44,457
919	Renasant Corp.	13,757
359	Republic Bancorp, Inc./KY, Class A	7,345
2,266	Resource Capital Corp. (REIT)	15,363
1,535	Retail Opportunity Investments Corp. (REIT)	16,824
673	RLI Corp.	40,548
453	Rockville Financial, Inc.	4,313
591	Rodman & Renshaw Capital Group, Inc.*	816
297	Roma Financial Corp.	3,240
909	S&T Bancorp, Inc.	16,935
435	S.Y. Bancorp, Inc.	10,684
915	Sabra Healthcare REIT, Inc. (REIT)	15,930
752	Safeguard Scientifics, Inc.*	14,679
463	Safety Insurance Group, Inc.	20,789
880	Sandy Spring Bancorp, Inc.	16,570
232	Saul Centers, Inc. (REIT)	9,261
512	SCBT Financial Corp.	15,964
808	SeaBright Holdings, Inc.	8,185
1,955	Selective Insurance Group, Inc.	32,394
419	Sierra Bancorp	4,626
1,501	Signature Bank/NY*	85,437
631	Simmons First National Corp., Class A	16,494
211	Solar Capital Ltd.	5,222
328	Solar Senior Capital Ltd.*	5,973
617	Southside Bancshares, Inc.	12,430
712	Southwest Bancorp, Inc./OK*	8,921
1,012	Sovran Self Storage, Inc. (REIT)	42,464
3,421	Starwood Property Trust, Inc. (REIT)	74,373
529	State Auto Financial Corp.	8,829
610	State Bancorp, Inc./NY	7,930
838	StellarOne Corp.	10,257
1,133	Sterling Bancorp/NY	10,809
3,366	Sterling Bancshares, Inc./TX	28,577
634	Stewart Information Services Corp.	6,638
1,879	Stifel Financial Corp.*	75,667
5,159	Strategic Hotels & Resorts, Inc. (REIT)*	34,514
354	Suffolk Bancorp	5,434
955	Summit Hotel Properties, Inc. (REIT)	10,753

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
697	Sun Communities, Inc. (REIT)	$27,768
4,332	Sunstone Hotel Investors, Inc. (REIT)*	44,056
4,759	Susquehanna Bancshares, Inc.	41,498
1,532	SVB Financial Group*	90,970
1,049	SWS Group, Inc.	6,819
2,971	Tanger Factory Outlet Centers (REIT)	81,584
388	Taylor Capital Group, Inc.*	3,725
481	Tejon Ranch Co.*	17,725
322	Terreno Realty Corp. (REIT)	5,490
449	Territorial Bancorp, Inc.	9,070
1,341	Texas Capital Bancshares, Inc.*	33,565
331	THL Credit, Inc.	4,459
1,362	Thomas Properties Group, Inc.*	4,508
1,165	TICC Capital Corp.	11,941
290	Tompkins Financial Corp.	11,238
350	Tower Bancorp, Inc.	7,333
1,372	Tower Group, Inc.	33,340
862	TowneBank/VA	11,939
1,500	TradeStation Group, Inc.*	14,610
680	Triangle Capital Corp.	13,049
512	Trico Bancshares	7,613
2,822	TrustCo Bank Corp NY	16,706
2,345	Trustmark Corp.	55,905
2,542	Two Harbors Investment Corp. (REIT)	27,301
1,165	UMB Financial Corp.	49,687
405	UMH Properties, Inc. (REIT)	4,070
4,203	Umpqua Holdings Corp.	50,352
655	Union First Market Bankshares Corp.	8,279
1,425	United Bankshares, Inc.	34,556
3,197	United Community Banks, Inc./GA*	7,001
614	United Financial Bancorp, Inc.	9,818
837	United Fire & Casualty Co.	15,870
415	Universal Health Realty Income Trust (REIT)	17,974
633	Universal Insurance Holdings, Inc.	3,412
609	Univest Corp. of Pennsylvania	10,371
823	Urstadt Biddle Properties, Inc., Class A (REIT)	15,769
3,650	U-Store-It Trust (REIT)	41,136
523	ViewPoint Financial Group	6,815
789	Virginia Commerce Bancorp, Inc.*	4,592
187	Virtus Investment Partners, Inc.*	10,352
393	Walker & Dunlop, Inc.*	5,345
944	Walter Investment Management Corp. (REIT)	16,539
562	Washington Banking Co.	7,458
2,353	Washington Real Estate Investment Trust (REIT)	81,249
518	Washington Trust Bancorp, Inc.	12,142
263	Waterstone Financial, Inc.*	729
2,601	Webster Financial Corp.	54,257
847	WesBanco, Inc.	16,779
572	West Bancorp., Inc.	4,439
690	West Coast Bancorp/OR*	12,047
1,076	Westamerica Bancorp.	54,123
2,405	Western Alliance Bancorp.*	17,725
1,030	Westfield Financial, Inc.	8,673
213	Westwood Holdings Group, Inc.	7,743
3,541	Whitney Holding Corp./LA	47,556
1,597	Wilshire Bancorp, Inc.*	4,999
1,019	Winthrop Realty Trust (REIT)	12,503
1,262	Wintrust Financial Corp.	40,977
602	World Acceptance Corp.*	40,141
215	WSFS Financial Corp.	8,981
		9,535,504
	Health Care - 8.4%

811	Abaxis, Inc.*	25,246
1,147	Abiomed, Inc.*	21,541
448	Accretive Health, Inc.*	10,904
2,002	Accuray, Inc.*	15,295
1,421	Acorda Therapeutics, Inc.*	46,680
337	Acura Pharmaceuticals, Inc.*	1,779
211	Aegerion Pharmaceuticals, Inc.*	3,996
1,006	Affymax, Inc.*	7,122
2,600	Affymetrix, Inc.*	15,834
410	Air Methods Corp.*	25,031
2,026	Akorn, Inc.*	13,797
866	Albany Molecular Research, Inc.*	4,356
1,940	Alexza Pharmaceuticals, Inc.*	3,123
2,175	Align Technology, Inc.*	53,288
240	Alimera Sciences, Inc.*	2,023
3,483	Alkermes, Inc.*	63,809
1,009	Alliance HealthCare Services, Inc.*	4,369
1,656	Allied Healthcare International, Inc.*	4,306
2,885	Allos Therapeutics, Inc.*	6,347
300	Almost Family, Inc.*	9,063
1,337	Alnylam Pharmaceuticals, Inc.*	13,998
1,865	Alphatec Holdings, Inc.*	7,068
771	AMAG Pharmaceuticals, Inc.*	14,233
1,048	Amedisys, Inc.*	32,802
330	America Service Group, Inc.	8,570
577	American Dental Partners, Inc.*	7,674
2,767	American Medical Systems Holdings, Inc.*	82,844
1,898	AMERIGROUP Corp.*	134,587
1,435	AMN Healthcare Services, Inc.*	12,413
1,135	Amsurg Corp.*	29,408
463	Anacor Pharmaceuticals, Inc.*	2,926
473	Analogic Corp.	25,282
908	AngioDynamics, Inc.*	14,256
3,196	Antares Pharma, Inc.*	5,913
210	Anthera Pharmaceuticals, Inc.*	1,707
887	Aoxing Pharmaceutical Co., Inc.*	1,277
548	Ardea Biosciences, Inc.*	13,695
4,909	Arena Pharmaceuticals, Inc.*	7,069
4,658	Ariad Pharmaceuticals, Inc.*	40,431
1,802	Arqule, Inc.*	13,010
2,060	Array Biopharma, Inc.*	5,500
990	ArthroCare Corp.*	33,908
1,311	AspenBio Pharma, Inc.*	996
361	Assisted Living Concepts, Inc., Class A	12,112
1,280	athenahealth, Inc.*	57,306
57	Atrion Corp.	10,536
1,531	Auxilium Pharmaceuticals, Inc.*	34,279
3,420	AVANIR Pharmaceuticals, Inc., Class A*	15,424
404	AVEO Pharmaceuticals, Inc.*	7,405
4,969	AVI BioPharma, Inc.*	8,000
211	BG Medicine, Inc.*	1,530
1,060	BioCryst Pharmaceuticals, Inc.*	3,689
993	Biodel, Inc.*	2,036
661	BioMimetic Therapeutics, Inc.*	5,466
879	Bio-Reference Labs, Inc.*	21,913
3,415	BioSante Pharmaceuticals, Inc.*	10,689
1,436	BioScrip, Inc.*	10,985
146	BioSpecifics Technologies Corp.*	3,513

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
931	BioTime, Inc.*	$4,832
2,666	Bruker Corp.*	52,574
1,139	Cadence Pharmaceuticals, Inc.*	10,980
1,646	Caliper Life Sciences, Inc.*	11,802
1,077	Cambrex Corp.*	5,267
472	Cantel Medical Corp.	11,191
992	Capital Senior Living Corp.*	9,533
316	Caraco Pharmaceutical Laboratories Ltd.*	1,653
886	CardioNet, Inc.*	4,970
1,561	Catalyst Health Solutions, Inc.*	95,268
1,620	Celldex Therapeutics, Inc.*	5,913
1,801	Centene Corp.*	62,675
2,181	Cepheid, Inc.*	70,054
1,736	Cerus Corp.*	5,208
1,742	Chelsea Therapeutics International Ltd.*	7,926
775	Chemed Corp.	52,367
503	Chindex International, Inc.*	7,540
437	Codexis, Inc.*	4,785
220	Complete Genomics, Inc.*	3,516
360	Computer Programs & Systems, Inc.	22,590
1,139	Conceptus, Inc.*	14,499
1,071	CONMED Corp.*	30,309
1,065	Continucare Corp.*	5,016
1,141	Corcept Therapeutics, Inc.*	5,637
288	Cornerstone Therapeutics, Inc.*	2,287
256	Corvel Corp.*	13,553
1,138	Cross Country Healthcare, Inc.*	8,728
1,052	CryoLife, Inc.*	5,902
2,144	Cubist Pharmaceuticals, Inc.*	82,608
453	Cumberland Pharmaceuticals, Inc.*	2,328
2,776	Curis, Inc.*	10,424
494	Cutera, Inc.*	4,515
1,020	Cyberonics, Inc.*	33,303
357	Cynosure, Inc., Class A*	4,652
1,911	Cytokinetics, Inc.*	2,809
1,687	Cytori Therapeutics, Inc.*	9,650
4,006	CytRx Corp.*	3,726
1,602	Delcath Systems, Inc.*	9,692
1,922	Depomed, Inc.*	17,529
2,462	DexCom, Inc.*	38,826
3,186	Durect Corp.*	11,151
3,586	Dyax Corp.*	8,104
3,509	Dynavax Technologies Corp.*	9,685
344	DynaVox, Inc., Class A*	2,566
753	Emergent Biosolutions, Inc.*	18,810
823	Emeritus Corp.*	19,258
526	Endocyte, Inc.*	6,259
1,786	Endologix, Inc.*	15,306
525	Ensign Group, Inc. (The)	15,698
1,223	Enzo Biochem, Inc.*	4,892
1,605	Enzon Pharmaceuticals, Inc.*	16,836
197	Epocrates, Inc.*	4,147
1,791	eResearchTechnology, Inc.*	11,355
1,691	Exact Sciences Corp.*	12,615
305	Exactech, Inc.*	5,728
435	ExamWorks Group, Inc.*	11,049
4,645	Exelixis, Inc.*	54,021
1,159	Five Star Quality Care, Inc.*	8,947
235	Fluidigm Corp.*	3,518
323	Furiex Pharmaceuticals, Inc.*	5,491
513	Genomic Health, Inc.*	14,123
1,094	Gentiva Health Services, Inc.*	26,781
4,500	Geron Corp.*	19,755
853	Greatbatch, Inc.*	24,694
922	Haemonetics Corp.*	62,355
2,879	Halozyme Therapeutics, Inc.*	19,404
957	Hanger Orthopedic Group, Inc.*	24,069
1,560	Hansen Medical, Inc.*	4,477
3,435	HealthSouth Corp.*	96,420
2,487	Healthspring, Inc.*	109,055
1,252	Healthways, Inc.*	20,295
343	HeartWare International, Inc.*	24,988
365	Hi-Tech Pharmacal Co., Inc.*	10,242
997	HMS Holdings Corp.*	77,826
429	ICU Medical, Inc.*	18,601
1,694	Idenix Pharmaceuticals, Inc.*	8,047
2,565	Immucor, Inc.*	53,685
2,758	Immunogen, Inc.*	33,537
2,409	Immunomedics, Inc.*	10,648
2,298	Impax Laboratories, Inc.*	61,701
3,228	Incyte Corp.*	57,232
533	Infinity Pharmaceuticals, Inc.*	3,816
2,212	Inhibitex, Inc.*	10,153
3,644	Inovio Pharmaceuticals, Inc.*	2,812
1,687	Insulet Corp.*	35,562
772	Integra LifeSciences Holdings Corp.*	39,596
1,772	InterMune, Inc.*	65,918
1,068	Invacare Corp.	35,863
596	IPC The Hospitalist Co., Inc.*	30,265
596	IRIS International, Inc.*	5,960
709	Ironwood Pharmaceuticals, Inc.*	10,720
3,455	Isis Pharmaceuticals, Inc.*	31,890
578	Jazz Pharmaceuticals, Inc.*	16,930
547	Kendle International, Inc.*	8,232
269	Kensey Nash Corp.*	7,077
2,209	Keryx Biopharmaceuticals, Inc.*	11,973
1,879	Kindred Healthcare, Inc.*	46,111
345	Landauer, Inc.	20,603
429	Lannett Co., Inc.*	2,287
685	LCA-Vision, Inc.*	3,891
7,258	Lexicon Pharmaceuticals, Inc.*	11,831
574	LHC Group, Inc.*	15,487
719	Ligand Pharmaceuticals, Inc., Class B*	7,621
1,376	Luminex Corp.*	28,717
1,224	Magellan Health Services, Inc.*	64,799
1,120	MAKO Surgical Corp.*	36,870
2,445	MannKind Corp.*	9,976
577	MAP Pharmaceuticals, Inc.*	9,803
1,905	Masimo Corp.	58,522
1,141	Maxygen, Inc.	6,002
1,580	MedAssets, Inc.*	22,989
753	MedCath Corp.*	10,211
526	Medical Action Industries, Inc.*	5,123
1,954	Medicines Co. (The)*	37,341
2,213	Medicis Pharmaceutical Corp., Class A	82,921
690	Medidata Solutions, Inc.*	15,863
1,248	Medivation, Inc.*	30,089
926	MELA Sciences, Inc.*	2,741
1,896	Merge Healthcare, Inc.*	11,509
1,491	Meridian Bioscience, Inc.	35,575
1,295	Merit Medical Systems, Inc.*	25,398
1,216	Metabolix, Inc.*	10,749
1,465	Metropolitan Health Networks, Inc.*	7,135
3,337	Micromet, Inc.*	20,656
857	Molina Healthcare, Inc.*	23,293
1,623	Momenta Pharmaceuticals, Inc.*	32,476
451	MWI Veterinary Supply, Inc.*	38,019

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,559	Nabi Biopharmaceuticals*	$8,575
970	Nanosphere, Inc.*	2,483
330	National Healthcare Corp.	15,728
65	National Research Corp.	2,313
1,046	Natus Medical, Inc.*	17,562
4,167	Nektar Therapeutics*	40,337
828	Neogen Corp.*	37,128
1,381	NeoStem, Inc.*	2,292
1,775	Neuralstem, Inc.*	2,432
1,799	Neurocrine Biosciences, Inc.*	14,842
405	NeurogesX, Inc.*	1,045
3,318	Novavax, Inc.*	7,996
3,157	NPS Pharmaceuticals, Inc.*	30,213
131	NuPathe, Inc.*	1,077
1,437	NuVasive, Inc.*	48,556
998	NxStage Medical, Inc.*	18,772
680	Nymox Pharmaceutical Corp.*	5,603
530	Obagi Medical Products, Inc.*	5,295
688	Omeros Corp.*	3,206
1,194	Omnicell, Inc.*	18,400
2,299	Onyx Pharmaceuticals, Inc.*	97,593
3,628	Opko Health, Inc.*	13,641
1,478	Optimer Pharmaceuticals, Inc.*	21,446
1,696	OraSure Technologies, Inc.*	14,620
1,114	Orexigen Therapeutics, Inc.*	3,153
647	Orthofix International N.V.*	26,417
2,447	Orthovita, Inc.*	9,372
617	Osiris Therapeutics, Inc.*	4,584
2,316	Owens & Minor, Inc.	80,134
558	Pacific Biosciences of California, Inc.*	6,679
1,303	Pain Therapeutics, Inc.*	12,965
680	Palomar Medical Technologies, Inc.*	9,642
1,287	Par Pharmaceutical Cos., Inc.*	44,221
2,142	Parexel International Corp.*	53,914
326	PDI, Inc.*	2,249
5,128	PDL BioPharma, Inc.	34,050
2,492	Peregrine Pharmaceuticals, Inc.*	5,308
1,593	Pharmacyclics, Inc.*	11,247
1,174	Pharmasset, Inc.*	119,983
1,125	PharMerica Corp.*	13,883
975	Pozen, Inc.*	5,021
1,037	Progenics Pharmaceuticals, Inc.*	8,597
474	Providence Service Corp. (The)*	6,446
2,099	PSS World Medical, Inc.*	61,333
1,360	PURE Bioscience, Inc.*	1,591
693	Quality Systems, Inc.	59,653
2,020	Questcor Pharmaceuticals, Inc.*	46,601
909	Quidel Corp.*	13,944
1,908	Rigel Pharmaceuticals, Inc.*	15,836
398	Rochester Medical Corp.*	4,020
2,008	RTI Biologics, Inc.*	6,124
701	Rural/Metro Corp.*	12,057
2,092	Salix Pharmaceuticals Ltd.*	83,743
1,920	Sangamo Biosciences, Inc.*	13,632
1,923	Santarus, Inc.*	6,692
2,607	Savient Pharmaceuticals, Inc.*	22,133
1,368	Sciclone Pharmaceuticals, Inc.*	7,975
3,434	Seattle Genetics, Inc.*	66,517
1,844	Select Medical Holdings Corp.*	17,518
3,629	Sequenom, Inc.*	28,778
1,328	SIGA Technologies, Inc.*	18,512
1,229	Sirona Dental Systems, Inc.*	66,440
728	Skilled Healthcare Group, Inc., Class A*	8,256
2,179	Solta Medical, Inc.*	6,886
1,342	Somaxon Pharmaceuticals, Inc.*	3,087
495	SonoSite, Inc.*	17,676
1,214	Spectranetics Corp. (The)*	7,296
1,909	Spectrum Pharmaceuticals, Inc.*	18,174
1,280	Staar Surgical Co.*	7,578
4,732	StemCells, Inc.*	3,126
1,143	Stereotaxis, Inc.*	3,943
2,175	STERIS Corp.	78,496
406	Sucampo Pharmaceuticals, Inc., Class A*	1,750
915	Sun Healthcare Group, Inc.*	9,123
2,050	Sunrise Senior Living, Inc.*	20,377
2,067	SuperGen, Inc.*	6,780
639	SurModics, Inc.*	9,304
1,320	Symmetry Medical, Inc.*	13,490
1,306	Syneron Medical Ltd.*	16,952
415	Synovis Life Technologies, Inc.*	7,285
932	Synta Pharmaceuticals Corp.*	5,312
1,005	Targacept, Inc.*	22,613
563	Team Health Holdings, Inc.*	12,611
2,417	Theravance, Inc.*	63,156
1,774	TomoTherapy, Inc.*	7,770
335	Transcend Services, Inc.*	8,924
196	Transcept Pharmaceuticals, Inc.*	2,299
745	Triple-S Management Corp., Class B*	16,412
372	U.S. Physical Therapy, Inc.	9,575
1,776	Unilife Corp.*	8,685
1,174	Universal American Corp.	10,918
1,023	Vanda Pharmaceuticals, Inc.*	7,632
614	Vascular Solutions, Inc.*	8,099
2,615	Vical, Inc.*	10,042
2,857	ViroPharma, Inc.*	55,283
530	Vital Images, Inc.*	9,916
2,968	Vivus, Inc.*	26,029
1,845	Volcano Corp.*	57,988
1,556	WellCare Health Plans, Inc.*	76,633
1,221	West Pharmaceutical Services, Inc.	56,752
1,425	Wright Medical Group, Inc.*	22,159
1,142	XenoPort, Inc.*	8,851
206	Young Innovations, Inc.	5,890
2,565	Zalicus, Inc.*	6,772
2,187	ZIOPHARM Oncology, Inc.*	15,571
252	Zogenix, Inc.*	1,086
787	Zoll Medical Corp.*	47,857
		6,150,275
	Industrials - 9.6%

1,443	3D Systems Corp.*	28,846
1,334	A. O. Smith Corp.	55,321
3,217	A123 Systems, Inc.*	19,785
454	AAON, Inc.	15,300
1,433	AAR Corp.	37,817
1,906	ABM Industries, Inc.	43,419
1,534	Acacia Research - Acacia Technologies*	59,458
2,012	ACCO Brands Corp.*	16,700
933	Aceto Corp.	6,578
2,493	Actuant Corp., Class A	62,674
1,597	Acuity Brands, Inc.	97,353
2,415	Advanced Battery Technologies, Inc.*	3,622
568	Advisory Board Co. (The)*	29,860
607	Aerovironment, Inc.*	18,325
1,988	Air Transport Services Group, Inc.*	14,811
1,863	Aircastle Ltd.	23,362
237	Alamo Group, Inc.	6,043

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,313	Alaska Air Group, Inc.*	$88,680
1,003	Albany International Corp., Class A	27,683
558	Allegiant Travel Co.*	25,450
984	Altra Holdings, Inc.*	25,928
314	Amerco, Inc.*	28,351
319	Ameresco, Inc., Class A*	4,664
346	American Railcar Industries, Inc.*	8,304
1,350	American Reprographics Co.*	12,663
330	American Science & Engineering, Inc.	28,555
1,859	American Superconductor Corp.*	19,873
332	American Woodmark Corp.	6,667
338	Ameron International Corp.	22,707
313	Ampco-Pittsburgh Corp.	7,399
1,168	APAC Customer Services, Inc.*	6,833
1,031	Apogee Enterprises, Inc.	13,650
2,846	Applied Energetics, Inc.*	1,400
1,554	Applied Industrial Technologies, Inc.	55,353
284	Argan, Inc.*	2,775
929	Arkansas Best Corp.	22,751
728	Astec Industries, Inc.*	27,315
343	Astronics Corp.*	9,196
948	Atlas Air Worldwide Holdings, Inc.*	59,999
3,769	Avis Budget Group, Inc.*	66,297
456	AZZ, Inc.	20,119
550	Badger Meter, Inc.	20,471
600	Baltic Trading Ltd.	3,816
1,800	Barnes Group, Inc.	43,398
285	Barrett Business Services, Inc.	4,355
1,672	Beacon Roofing Supply, Inc.*	36,634
1,716	Belden, Inc.	61,673
1,756	Blount International, Inc.*	29,764
402	BlueLinx Holdings, Inc.*	1,395
1,793	Brady Corp., Class A	61,805
1,838	Briggs & Stratton Corp.	38,322
1,758	Brink’s Co. (The)	52,300
3,398	Broadwind Energy, Inc.*	5,913
1,665	Builders FirstSource, Inc.*	4,029
393	CAI International, Inc.*	9,180
8,827	Capstone Turbine Corp.*	15,359
333	Cascade Corp.	13,530
916	Casella Waste Systems, Inc., Class A*	5,771
1,282	CBIZ, Inc.*	9,807
460	CDI Corp.	6,463
733	Celadon Group, Inc.*	10,262
2,020	Cenveo, Inc.*	13,090
934	Ceradyne, Inc.*	41,806
1,053	Chart Industries, Inc.*	51,155
626	CIRCOR International, Inc.	27,738
1,851	CLARCOR, Inc.	78,871
847	Clean Harbors, Inc.*	85,682
291	Coleman Cable, Inc.*	4,123
883	Colfax Corp.*	19,894
702	Columbus McKinnon Corp.*	13,689
1,396	Comfort Systems USA, Inc.	14,476
899	Commercial Vehicle Group, Inc.*	13,916
42	Compx International, Inc.	578
342	Consolidated Graphics, Inc.*	18,875
1,258	Corporate Executive Board Co. (The)	52,899
759	CoStar Group, Inc.*	47,893
375	Courier Corp.	4,234
405	CRA International, Inc.*	11,340
578	Cubic Corp.	29,617
1,684	Curtiss-Wright Corp.	57,441
1,885	Deluxe Corp.	48,520
1,012	DigitalGlobe, Inc.*	24,915
1,113	Dolan Co. (The)*	11,664
1,052	Dollar Thrifty Automotive Group, Inc.*	87,263
395	Douglas Dynamics, Inc.	6,119
385	Ducommun, Inc.	7,558
303	DXP Enterprises, Inc.*	7,848
1,290	Dycom Industries, Inc.*	22,046
476	Dynamic Materials Corp.	10,720
2,281	Eagle Bulk Shipping, Inc.*	6,569
2,434	EMCOR Group, Inc.*	73,921
679	Encore Wire Corp.	16,493
2,362	Ener1, Inc.*	2,952
1,507	Energy Recovery, Inc.*	4,159
3,249	EnergySolutions, Inc.	16,602
771	EnerNOC, Inc.*	13,917
1,772	EnerSys*	63,438
951	Ennis, Inc.	18,155
755	EnPro Industries, Inc.*	34,413
971	ESCO Technologies, Inc.	36,480
1,095	Esterline Technologies Corp.*	82,804
1,461	Excel Maritime Carriers Ltd.*	4,982
509	Exponent, Inc.*	21,826
2,285	Federal Signal Corp.	15,012
1,721	Flow International Corp.*	7,073
2,580	Force Protection, Inc.*	12,487
1,064	Forward Air Corp.	37,346
481	Franklin Covey Co.*	4,396
854	Franklin Electric Co., Inc.	38,003
438	FreightCar America, Inc.*	12,111
656	Fuel Tech, Inc.*	5,537
3,943	FuelCell Energy, Inc.*	7,492
1,348	Furmanite Corp.*	10,218
682	G&K Services, Inc., Class A	21,572
1,041	Genco Shipping & Trading Ltd.*	8,286
2,147	GenCorp, Inc.*	13,483
709	Generac Holdings, Inc.*	13,053
1,423	Genesee & Wyoming, Inc., Class A*	84,455
2,242	Geo Group, Inc. (The)*	55,131
810	GeoEye, Inc.*	26,868
1,111	Gibraltar Industries, Inc.*	14,510
447	Gorman-Rupp Co. (The)	19,623
539	GP Strategies Corp.*	7,471
4,420	GrafTech International Ltd.*	93,439
362	Graham Corp.	8,257
1,280	Granite Construction, Inc.	35,187
2,150	Great Lakes Dredge & Dock Corp.	13,050
786	Greenbrier Cos., Inc.*	20,483
1,748	Griffon Corp.*	18,511
1,016	H&E Equipment Services, Inc.*	14,742
1,900	Hawaiian Holdings, Inc.*	10,526
2,410	Healthcare Services Group, Inc.	41,115
1,851	Heartland Express, Inc.	30,764
1,347	HEICO Corp.	74,058
641	Heidrick & Struggles International, Inc.	13,429
2,091	Herman Miller, Inc.	52,484
3,562	Hexcel Corp.*	73,627
380	Higher One Holdings, Inc.*	5,825
899	Hill International, Inc.*	4,135
1,660	HNI Corp.	41,351
628	Hoku Corp.*	1,237
1,118	Horizon Lines, Inc., Class A	1,252
651	Houston Wire & Cable Co.	10,409

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,371	HUB Group, Inc., Class A*	$52,317
1,180	Hudson Highland Group, Inc.*	6,195
808	Huron Consulting Group, Inc.*	24,507
628	ICF International, Inc.*	16,152
921	II-VI, Inc.*	52,368
872	InnerWorkings, Inc.*	7,386
1,440	Insituform Technologies, Inc., Class A*	37,166
799	Insperity, Inc.	25,137
645	Insteel Industries, Inc.	8,798
1,853	Interface, Inc., Class A	35,670
1,211	Interline Brands, Inc.*	22,367
206	International Shipholding Corp.	4,658
8,956	JetBlue Airways Corp.*	54,363
1,033	John Bean Technologies Corp.	20,288
456	Kadant, Inc.*	13,416
952	Kaman Corp.	34,348
1,228	Kaydon Corp.	44,662
971	Kelly Services, Inc., Class A*	17,119
385	KEYW Holding Corp. (The)*	4,343
1,128	Kforce, Inc.*	15,217
1,150	Kimball International, Inc., Class B	7,797
2,182	Knight Transportation, Inc.	37,312
1,725	Knoll, Inc.	33,103
1,689	Korn/Ferry International*	36,077
842	Kratos Defense & Security Solutions, Inc.*	10,222
374	L.B. Foster Co., Class A	13,561
457	LaBarge, Inc.*	8,756
149	Lawson Products, Inc.	2,809
718	Layne Christensen Co.*	21,231
458	Lindsay Corp.	30,723
324	LMI Aerospace, Inc.*	6,914
695	LSI Industries, Inc.	5,226
626	Lydall, Inc.*	7,487
390	M&F Worldwide Corp.*	8,268
565	Marten Transport Ltd.	12,679
1,946	MasTec, Inc.*	40,963
878	McGrath RentCorp	24,619
3,453	Meritor, Inc.*	57,009
1,377	Metalico, Inc.*	8,152
537	Met-Pro Corp.	6,245
290	Michael Baker Corp.*	7,540
610	Middleby Corp.*	52,490
371	Miller Industries, Inc.	6,381
974	Mine Safety Appliances Co.	36,603
530	Mistras Group, Inc.*	9,227
1,651	Mobile Mini, Inc.*	37,147
1,665	Moog, Inc., Class A*	68,348
1,383	Mueller Industries, Inc.	51,420
5,670	Mueller Water Products, Inc., Class A	22,907
413	Multi-Color Corp.	9,338
730	MYR Group, Inc.*	16,461
212	NACCO Industries, Inc., Class A	20,734
176	National Presto Industries, Inc.	18,454
1,857	Navigant Consulting, Inc.*	18,756
718	NCI Building Systems, Inc.*	7,797
2,505	Nordson Corp.	130,310
339	Northwest Pipe Co.*	8,861
1,534	Old Dominion Freight Line, Inc.*	57,264
101	Omega Flex, Inc.*	1,347
1,337	On Assignment, Inc.*	14,934
2,115	Orbital Sciences Corp.*	39,783
986	Orion Marine Group, Inc.*	10,491
169	P.A.M. Transportation Services, Inc.*	1,834
1,283	Pacer International, Inc.*	6,697
287	Park-Ohio Holdings Corp.*	6,102
160	Patriot Transportation Holding, Inc.*	3,584
705	PGT, Inc.*	1,685
602	Pike Electric Corp.*	5,364
682	Pinnacle Airlines Corp.*	3,321
637	PMFG, Inc.*	12,740
799	Polypore International, Inc.*	52,374
324	Powell Industries, Inc.*	11,129
670	PowerSecure International, Inc.*	5,487
80	Preformed Line Products Co.	5,725
803	Primoris Services Corp.	10,174
383	Quality Distribution, Inc.*	4,600
1,390	Quanex Building Products Corp.	27,578
848	RailAmerica, Inc.*	13,322
596	Raven Industries, Inc.	33,376
797	RBC Bearings, Inc.*	31,880
1,768	Republic Airways Holdings, Inc.*	8,628
1,701	Resources Connection, Inc.	24,001
389	Roadrunner Transportation Systems, Inc.*	5,835
1,415	Robbins & Myers, Inc.	62,345
2,363	Rollins, Inc.	47,544
1,807	RSC Holdings, Inc.*	24,160
1,170	Rush Enterprises, Inc., Class A*	23,365
582	Saia, Inc.*	9,143
4,240	Satcon Technology Corp.*	11,278
424	Sauer-Danfoss, Inc.*	22,642
407	Schawk, Inc.	7,074
692	School Specialty, Inc.*	10,643
12	Seaboard Corp.	27,720
401	SeaCube Container Leasing Ltd.	7,198
1,906	SFN Group, Inc.*	19,803
1,445	Simpson Manufacturing Co., Inc.	40,489
1,941	Skywest, Inc.	29,950
569	Standard Parking Corp.*	9,377
656	Standard Register Co. (The)	2,224
458	Standex International Corp.	15,215
2,812	Steelcase, Inc., Class A	30,566
591	Sterling Construction Co., Inc.*	7,872
459	Sun Hydraulics Corp.	22,229
1,515	SYKES Enterprises, Inc.*	32,769
668	TAL International Group, Inc.	22,532
2,297	Taser International, Inc.*	10,405
696	Team, Inc.*	16,008
678	Tecumseh Products Co., Class A*	7,038
1,330	Teledyne Technologies, Inc.*	65,303
693	Tennant Co.	26,771
2,265	Tetra Tech, Inc.*	55,107
349	Textainer Group Holdings Ltd.	11,262
1,542	Titan International, Inc.	42,390
556	Titan Machinery, Inc.*	14,895
900	Tredegar Corp.	17,451
567	Trex Co., Inc.*	17,328
551	Trimas Corp.*	11,240
613	Triumph Group, Inc.	57,328
1,618	TrueBlue, Inc.*	23,688
979	Tutor Perini Corp.	19,874
308	Twin Disc, Inc.	10,275
812	Ultrapetrol (Bahamas) Ltd.*	4,214
518	Unifirst Corp.	27,775
64	United Capital Corp.*	1,728
2,219	United Rentals, Inc.*	60,667
888	United Stationers, Inc.	65,730
711	Universal Forest Products, Inc.	20,783
215	Universal Truckload Services, Inc.*	3,522

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,323	UQM Technologies, Inc.*	$3,466
5,920	US Airways Group, Inc.*	53,872
672	US Ecology, Inc.	11,787
289	USA Truck, Inc.*	3,416
754	Viad Corp.	17,055
716	Vicor Corp.	11,857
152	VSE Corp.	4,004
2,507	Wabash National Corp.*	24,243
1,022	Watsco, Inc.	68,413
1,076	Watts Water Technologies, Inc., Class A	37,649
1,580	Werner Enterprises, Inc.	39,626
2,237	Woodward, Inc.	78,787
275	Xerium Technologies, Inc.*	5,714
		6,989,290
	Information Technology - 12.2%

2,019	Accelrys, Inc.*	14,597
1,248	ACI Worldwide, Inc.*	40,398
1,723	Acme Packet, Inc.*	130,414
1,665	Actuate Corp.*	9,058
2,510	Acxiom Corp.*	34,512
2,282	ADTRAN, Inc.	97,807
1,579	Advanced Analogic Technologies, Inc.*	9,521
1,336	Advanced Energy Industries, Inc.*	19,840
1,158	Advent Software, Inc.*	32,366
651	Agilysys, Inc.*	4,433
186	Alpha & Omega Semiconductor Ltd.*	2,600
810	American Software, Inc., Class A	6,221
3,851	Amkor Technology, Inc.*	24,608
2,394	ANADIGICS, Inc.*	7,828
539	Anaren, Inc.*	9,217
743	Ancestry.com, Inc.*	30,560
1,031	Anixter International, Inc.	69,788
2,403	Applied Micro Circuits Corp.*	25,424
3,545	Ariba, Inc.*	118,899
4,655	Arris Group, Inc.*	52,555
3,022	Aruba Networks, Inc.*	85,885
2,284	Aspen Technology, Inc.*	37,800
1,156	ATMI, Inc.*	22,184
2,191	Aviat Networks, Inc.*	10,232
1,067	Avid Technology, Inc.*	18,640
3,824	Axcelis Technologies, Inc.*	6,883
1,138	AXT, Inc.*	9,263
383	Bel Fuse, Inc., Class B	7,495
2,314	Benchmark Electronics, Inc.*	39,986
1,832	BigBand Networks, Inc.*	3,847
644	Black Box Corp.	21,226
1,645	Blackbaud, Inc.	46,307
1,253	Blackboard, Inc.*	53,992
1,527	Blue Coat Systems, Inc.*	35,045
1,219	Bottomline Technologies, Inc.*	31,694
2,586	Brightpoint, Inc.*	23,377
291	BroadSoft, Inc.*	11,506
2,386	Brooks Automation, Inc.*	27,057
868	Cabot Microelectronics Corp.*	43,617
1,110	CACI International, Inc., Class A*	70,851
408	Calix, Inc.*	8,801
989	Cardtronics, Inc.*	21,896
309	Cass Information Systems, Inc.	12,314
1,727	Cavium Networks, Inc.*	76,817
1,087	CDC Corp., Class A*	2,804
837	CEVA, Inc.*	28,734
1,449	Checkpoint Systems, Inc.*	26,241
2,287	Ciber, Inc.*	13,951
2,538	Cirrus Logic, Inc.*	41,750
1,456	Cognex Corp.	51,382
928	Coherent, Inc.*	52,061
865	Cohu, Inc.	11,418
1,585	CommVault Systems, Inc.*	65,524
543	Computer Task Group, Inc.*	7,287
832	comScore, Inc.*	23,354
980	Comtech Telecommunications Corp.	27,234
923	Comverge, Inc.*	3,230
1,477	Concur Technologies, Inc.*	73,806
1,047	Constant Contact, Inc.*	25,180
217	Convio, Inc.*	2,478
1,303	Cray, Inc.*	8,339
1,250	CSG Systems International, Inc.*	23,862
1,247	CTS Corp.	12,769
1,104	Cymer, Inc.*	52,848
1,242	Daktronics, Inc.	13,352
485	DDi Corp.	4,423
1,479	DealerTrack Holdings, Inc.*	34,268
725	Deltek, Inc.*	5,401
287	Demand Media, Inc.*	4,365
756	DemandTec, Inc.*	7,515
920	DG FastChannel, Inc.*	32,550
618	Dice Holdings, Inc.*	9,128
915	Digi International, Inc.*	10,788
248	Digimarc Corp.*	7,403
1,454	Digital River, Inc.*	47,328
1,245	Diodes, Inc.*	36,354
850	DSP Group, Inc.*	7,021
638	DTS, Inc.*	29,399
3,961	Earthlink, Inc.	31,272
1,110	Ebix, Inc.*	21,978
1,211	Echelon Corp.*	11,577
391	Echo Global Logistics, Inc.*	5,826
606	Electro Rent Corp.	9,296
1,016	Electro Scientific Industries, Inc.*	18,288
1,662	Electronics for Imaging, Inc.*	29,999
562	EMS Technologies, Inc.*	14,663
3,189	Emulex Corp.*	29,658
1,954	Energy Conversion Devices, Inc.*	2,736
4,821	Entegris, Inc.*	44,257
2,387	Entropic Communications, Inc.*	21,244
283	Envestnet, Inc.*	4,200
1,202	EPIQ Systems, Inc.	17,982
140	ePlus, Inc.*	3,679
1,800	Euronet Worldwide, Inc.*	31,122
1,312	Evergreen Solar, Inc.*	916
1,324	Exar Corp.*	8,421
558	ExlService Holdings, Inc.*	13,102
3,304	Extreme Networks*	10,969
359	Fabrinet*	8,505
1,531	Fair Isaac Corp.	44,782
1,082	FalconStor Software, Inc.*	4,761
592	FARO Technologies, Inc.*	26,498
1,395	FEI Co.*	54,419
3,290	Finisar Corp.*	79,026
1,836	Formfactor, Inc.*	18,195
535	Forrester Research, Inc.	20,298
1,621	Fortinet, Inc.*	78,602
1,412	FSI International, Inc.*	6,227
924	Gerber Scientific, Inc.*	8,954
1,851	Global Cash Access Holdings, Inc.*	5,942
787	Globecomm Systems, Inc.*	11,537
2,671	GSI Commerce, Inc.*	78,127
708	GSI Technology, Inc.*	4,963
1,990	GT Solar International, Inc.*	25,392

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
488	Guidance Software, Inc.*	$3,919
1,047	Hackett Group, Inc. (The)*	5,204
4,109	Harmonic, Inc.*	32,009
1,389	Heartland Payment Systems, Inc.	26,419
1,003	Hittite Microwave Corp.*	63,610
858	Hutchinson Technology, Inc.*	2,145
1,692	Hypercom Corp.*	18,087
869	iGate Corp.	16,033
1,344	Ikanos Communications, Inc.*	2,056
1,093	Imation Corp.*	10,624
1,031	Immersion Corp.*	8,753
3,401	Infinera Corp.*	24,147
1,316	Infospace, Inc.*	12,239
263	Inphi Corp.*	5,218
1,697	Insight Enterprises, Inc.*	28,459
643	Integral Systems, Inc.*	7,632
5,636	Integrated Device Technology, Inc.*	47,286
951	Integrated Silicon Solution, Inc.*	8,787
509	Interactive Intelligence, Inc.*	18,482
1,614	InterDigital, Inc.	69,418
1,794	Intermec, Inc.*	21,672
1,902	Internap Network Services Corp.*	15,692
818	Intevac, Inc.*	9,710
467	INTL FCStone, Inc.*	12,072
428	IntraLinks Holdings, Inc.*	8,838
953	IPG Photonics Corp.*	71,618
1,263	Ixia*	19,880
882	IXYS Corp.*	12,251
1,658	j2 Global Communications, Inc.*	48,065
3,132	Jack Henry & Associates, Inc.	97,844
1,607	JDA Software Group, Inc.*	53,079
969	Kenexa Corp.*	30,640
513	Keynote Systems, Inc.	10,891
1,043	KIT Digital, Inc.*	12,777
1,034	Knot, Inc. (The)*	10,609
2,445	Kopin Corp.*	12,738
2,574	Kulicke & Soffa Industries, Inc.*	31,274
558	KVH Industries, Inc.*	6,607
2,819	L-1 Identity Solutions, Inc.*	31,347
4,256	Lattice Semiconductor Corp.*	28,047
5,093	Lawson Software, Inc.*	56,685
1,911	Limelight Networks, Inc.*	10,950
2,187	Lionbridge Technologies, Inc.*	7,086
519	Liquidity Services, Inc.*	10,878
805	Littelfuse, Inc.	48,300
1,634	LivePerson, Inc.*	19,379
778	Local.com Corp.*	2,925
553	LogMeIn, Inc.*	24,067
666	LoopNet, Inc.*	12,301
396	Loral Space & Communications, Inc.*	26,342
1,797	LTX-Credence Corp.*	17,072
2,424	Magma Design Automation, Inc.*	16,920
833	Manhattan Associates, Inc.*	29,946
816	Mantech International Corp., Class A	36,736
749	Marchex, Inc., Class B	5,835
2,134	Mattson Technology, Inc.*	3,628
641	MAXIMUS, Inc.	53,716
274	MaxLinear, Inc., Class A*	2,496
1,019	Maxwell Technologies, Inc.*	16,630
533	Measurement Specialties, Inc.*	20,387
199	MediaMind Technologies, Inc.*	3,479
4,124	Mentor Graphics Corp.*	55,303
1,057	Mercury Computer Systems, Inc.*	20,210
213	Meru Networks, Inc.*	3,815
1,367	Methode Electronics, Inc.	16,349
1,867	Micrel, Inc.	21,975
3,047	Microsemi Corp.*	67,186
306	MicroStrategy, Inc., Class A*	44,734
3,763	Microvision, Inc.*	4,666
1,172	Mindspeed Technologies, Inc.*	10,185
1,840	MIPS Technologies, Inc.*	14,573
1,839	MKS Instruments, Inc.	48,366
1,626	ModusLink Global Solutions, Inc.	7,707
3,054	MoneyGram International, Inc.*	11,178
1,187	Monolithic Power Systems, Inc.*	20,535
817	Monotype Imaging Holdings, Inc.*	11,642
1,159	MoSys, Inc.*	7,000
226	Motricity, Inc.*	2,104
5,724	Move, Inc.*	11,276
562	MTS Systems Corp.	23,031
359	Multi-Fineline Electronix, Inc.*	7,607
687	Nanometrics, Inc.*	10,834
242	NCI, Inc., Class A*	5,493
317	NeoPhotonics Corp.*	3,021
1,292	Netgear, Inc.*	54,070
2,299	Netlogic Microsystems, Inc.*	88,098
1,122	Netscout Systems, Inc.*	26,030
672	NetSuite, Inc.*	25,361
1,322	Network Engines, Inc.*	1,507
1,103	Network Equipment Technologies, Inc.*	3,022
1,346	Newport Corp.*	24,484
2,050	NIC, Inc.	26,773
1,147	Novatel Wireless, Inc.*	6,125
173	NVE Corp.*	10,567
1,813	Oclaro, Inc.*	17,350
2,043	Omnivision Technologies, Inc.*	72,138
987	Online Resources Corp.*	3,316
580	OpenTable, Inc.*	51,231
3,079	Openwave Systems, Inc.*	7,482
758	Oplink Communications, Inc.*	14,008
488	Opnet Technologies, Inc.	19,115
1,591	Opnext, Inc.*	4,582
595	OSI Systems, Inc.*	23,788
4,261	Parametric Technology Corp.*	99,239
755	Park Electrochemical Corp.	22,733
350	PC Connection, Inc.*	3,056
700	PC-Tel, Inc.*	4,844
829	PDF Solutions, Inc.*	5,231
594	Pegasystems, Inc.	22,186
779	Perficient, Inc.*	8,686
931	Pericom Semiconductor Corp.*	8,584
1,960	Photronics, Inc.*	19,678
1,771	Plantronics, Inc.	64,783
1,392	Plexus Corp.*	51,894
1,360	PLX Technology, Inc.*	4,774
905	Power Integrations, Inc.	33,322
2,564	Power-One, Inc.*	21,512
6,199	Powerwave Technologies, Inc.*	23,432
1,007	Presstek, Inc.*	1,903
2,463	Progress Software Corp.*	66,673
711	PROS Holdings, Inc.*	11,945
1,514	Pulse Electronics Corp.	7,449
235	QAD, Inc., Class A*	2,538
491	QLIK Technologies, Inc.*	16,345
8,274	Quantum Corp.*	25,401
2,200	Quest Software, Inc.*	49,929
369	QuinStreet, Inc.*	5,705
3,559	Rackspace Hosting, Inc.*	156,596
1,213	Radiant Systems, Inc.*	25,473
883	Radisys Corp.*	7,620
567	RealD, Inc.*	15,479

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,073	RealNetworks, Inc.*	$11,493
560	RealPage, Inc.*	16,492
483	Renaissance Learning, Inc.	5,637
9,853	RF Micro Devices, Inc.*	62,074
531	Richardson Electronics Ltd.	7,275
795	RightNow Technologies, Inc.*	26,315
349	Rimage Corp.	5,092
4,913	Riverbed Technology, Inc.*	186,301
1,038	Rofin-Sinar Technologies, Inc.*	37,513
579	Rogers Corp.*	27,172
384	Rosetta Stone, Inc.*	5,384
594	Rubicon Technology, Inc.*	13,626
1,145	Rudolph Technologies, Inc.*	13,431
1,901	S1 Corp.*	13,839
1,028	Saba Software, Inc.*	10,167
2,918	Sanmina-SCI Corp.*	31,193
3,783	Sapient Corp.*	55,572
1,376	SAVVIS, Inc.*	54,077
986	ScanSource, Inc.*	34,934
1,022	Seachange International, Inc.*	11,508
2,395	Semtech Corp.*	68,545
1,652	ShoreTel, Inc.*	18,172
1,142	Sigma Designs, Inc.*	10,267
1,126	Silicon Graphics International Corp.*	20,381
2,813	Silicon Image, Inc.*	21,323
1,929	SMART Modular Technologies (WWH), Inc.*	17,785
1,117	Smith Micro Software, Inc.*	5,931
1,367	SolarWinds, Inc.*	33,697
7,642	Sonus Networks, Inc.*	24,760
1,009	Sourcefire, Inc.*	26,950
502	Spansion, Inc., Class A*	10,055
467	Spectrum Control, Inc.*	9,331
173	SPS Commerce, Inc.*	2,889
1,576	SRA International, Inc., Class A*	48,777
432	SRS Labs, Inc.*	4,186
486	SS&C Technologies Holdings, Inc.*	9,501
387	Stamps.com, Inc.	4,814
823	Standard Microsystems Corp.*	22,073
1,495	STEC, Inc.*	26,775
753	Stratasys, Inc.*	26,506
166	Stream Global Services, Inc.*	505
2,494	SuccessFactors, Inc.*	87,465
953	Super Micro Computer, Inc.*	15,991
360	Supertex, Inc.*	7,870
1,713	Support.com, Inc.*	8,222
709	Sycamore Networks, Inc.	17,186
1,610	Symmetricom, Inc.*	9,129
1,243	Synaptics, Inc.*	34,866
897	Synchronoss Technologies, Inc.*	28,794
824	SYNNEX Corp.*	26,978
483	Syntel, Inc.	26,019
2,585	Take-Two Interactive Software, Inc.*	42,368
1,460	Taleo Corp., Class A*	54,502
484	TechTarget, Inc.*	3,911
2,508	Tekelec*	22,823
1,781	TeleCommunication Systems, Inc., Class A*	8,887
295	TeleNav, Inc.*	4,820
1,027	TeleTech Holdings, Inc.*	18,589
184	Tessco Technologies, Inc.	2,103
1,843	Tessera Technologies, Inc.*	31,884
2,480	THQ, Inc.*	10,242
6,099	TIBCO Software, Inc.*	171,321
464	Tier Technologies, Inc.*	2,223
4,239	TiVo, Inc.*	43,831
957	TNS, Inc.*	15,724
203	Travelzoo, Inc.*	15,253
2,606	Trident Microsystems, Inc.*	2,554
5,987	TriQuint Semiconductor, Inc.*	77,532
2,938	TTM Technologies, Inc.*	48,653
1,047	Tyler Technologies, Inc.*	26,604
991	Ultimate Software Group, Inc.*	55,873
835	Ultra Clean Holdings*	8,484
923	Ultratech, Inc.*	29,324
1,563	Unisys Corp.*	43,686
3,199	United Online, Inc.	19,450
1,306	Universal Display Corp.*	62,322
4,292	UTStarcom, Inc.*	8,455
2,985	ValueClick, Inc.*	53,879
989	VASCO Data Security International, Inc.*	11,809
1,488	Veeco Instruments, Inc.*	85,694
3,136	VeriFone Systems, Inc.*	150,936
1,218	Viasat, Inc.*	53,921
158	Viasystems Group, Inc.*	3,585
1,294	VirnetX Holding Corp.	33,980
497	Virtusa Corp.*	10,015
615	Vocus, Inc.*	16,753
910	Volterra Semiconductor Corp.*	22,450
2,939	Wave Systems Corp., Class A*	8,053
1,491	Websense, Inc.*	37,051
1,424	Wright Express Corp.*	76,839
1,226	X-Rite, Inc.*	5,873
1,107	Xyratex Ltd.*	10,566
2,160	Zix Corp.*	8,230
1,881	Zoran Corp.*	15,481
641	Zygo Corp.*	9,134
		8,905,609
	Materials - 3.7%

1,156	A. Schulman, Inc.	29,466
613	A.M. Castle & Co.*	11,328
151	AEP Industries, Inc.*	4,636
2,749	Allied Nevada Gold Corp.*	101,933
875	AMCOL International Corp.	32,130
746	American Vanguard Corp.	8,915
830	Arch Chemicals, Inc.	30,004
1,035	Balchem Corp.	44,660
3,615	Boise, Inc.	30,511
1,440	Buckeye Technologies, Inc.	36,677
2,062	Calgon Carbon Corp.*	35,570
2,340	Century Aluminum Co.*	37,768
421	Clearwater Paper Corp.*	29,087
3,232	Coeur d’Alene Mines Corp.*	89,106
394	Deltic Timber Corp.	22,659
3,162	Ferro Corp.*	41,422
2,533	General Moly, Inc.*	12,361
1,238	Georgia Gulf Corp.*	35,085
2,251	Globe Specialty Metals, Inc.	51,008
9,465	Golden Star Resources Ltd.*	25,272
629	Graham Packaging Co., Inc.*	14,272
4,612	Graphic Packaging Holding Co.*	25,274
1,795	H.B. Fuller Co.	40,011
318	Hawkins, Inc.	13,849
446	Haynes International, Inc.	25,096
2,216	Headwaters, Inc.*	8,111
10,205	Hecla Mining Co.*	86,640
1,591	Horsehead Holding Corp.*	21,224
786	Innophos Holdings, Inc.	35,284
3,086	Jaguar Mining, Inc.*	16,726
558	Kaiser Aluminum Corp.	29,429

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,402	KapStone Paper and Packaging Corp.*	$23,063
225	KMG Chemicals, Inc.	4,162
754	Koppers Holdings, Inc.	30,258
412	Kraton Performance Polymers, Inc.*	15,846
970	Landec Corp.*	5,568
4,655	Louisiana-Pacific Corp.*	39,009
628	LSB Industries, Inc.*	29,730
744	Materion Corp.*	29,514
420	Metals USA Holdings Corp.*	6,602
690	Minerals Technologies, Inc.	46,920
941	Molycorp, Inc.*	62,511
1,296	Myers Industries, Inc.	13,569
540	Neenah Paper, Inc.	12,523
350	NewMarket Corp.	60,977
250	NL Industries, Inc.	4,797
498	Noranda Aluminum Holding Corp.*	7,380
2,895	Olin Corp.	69,538
335	Olympic Steel, Inc.	9,822
1,133	OM Group, Inc.*	42,238
1,639	Omnova Solutions, Inc.*	15,423
1,681	P. H. Glatfelter Co.	25,904
3,405	PolyOne Corp.	51,858
470	Quaker Chemical Corp.	20,473
1,430	Rock-Tenn Co., Class A	109,867
1,913	Rockwood Holdings, Inc.*	100,605
1,104	RTI International Metals, Inc.*	42,096
674	Schweitzer-Mauduit International, Inc.	35,506
1,417	Senomyx, Inc.*	9,069
1,818	Sensient Technologies Corp.	69,175
1,806	Silgan Holdings, Inc.	81,071
4,455	Solutia, Inc.*	111,241
1,134	Spartech Corp.*	8,063
286	Stepan Co.	19,199
1,720	Stillwater Mining Co.*	34,830
1,041	STR Holdings, Inc.*	16,458
763	Texas Industries, Inc.	31,962
6,032	Thompson Creek Metals Co., Inc.*	65,508
260	TPC Group, Inc.*	9,459
981	U.S. Energy Corp.*	4,895
3,650	U.S. Gold Corp.*	25,805
95	United States Lime & Minerals, Inc.*	3,749
249	Universal Stainless & Alloy*	9,066
539	Verso Paper Corp.*	2,027
1,799	Wausau Paper Corp.	12,341
721	Westlake Chemical Corp.	40,448
2,074	Worthington Industries, Inc.	45,275
2,668	WR Grace & Co.*	124,836
796	Zep, Inc.	14,829
1,019	Zoltek Cos., Inc.*	11,229
		2,691,808
	Telecommunication Services - 0.6%

827	AboveNet, Inc.	64,564
1,636	Alaska Communications Systems Group, Inc.	14,757
342	Atlantic Tele-Network, Inc.	13,075
984	Cbeyond, Inc.*	14,130
7,383	Cincinnati Bell, Inc.*	23,478
1,647	Cogent Communications Group, Inc.*	25,611
914	Consolidated Communications Holdings, Inc.	17,494
1,834	FiberTower Corp.*	3,393
1,505	General Communication, Inc., Class A*	18,587
1,107	Global Crossing Ltd.*	38,568
2,561	Globalstar, Inc.*	3,099
327	Hughes Communications, Inc.*	19,620
3,452	ICO Global Communications Holdings Ltd.*	10,080
519	IDT Corp., Class B	15,310
1,251	Iridium Communications, Inc.*	11,159
1,213	Neutral Tandem, Inc.*	20,584
1,079	NTELOS Holdings Corp.	22,497
4,621	PAETEC Holding Corp.*	20,610
1,919	Premiere Global Services, Inc.*	16,158
871	Shenandoah Telecommunications Co.	15,861
813	USA Mobility, Inc.	13,219
4,060	Vonage Holdings Corp.*	19,366
		421,220
	Utilities - 1.9%

1,141	Allete, Inc.	45,503
691	American DG Energy, Inc.*	1,126
682	American States Water Co.	23,584
232	Artesian Resources Corp., Class A	4,561
2,015	Avista Corp.	50,234
1,438	Black Hills Corp.	44,607
446	Cadiz, Inc.*	4,687
723	California Water Service Group	27,358
481	Central Vermont Public Service Corp.	16,498
580	CH Energy Group, Inc.	31,291
347	Chesapeake Utilities Corp.	14,033
2,228	Cleco Corp.	78,181
312	Connecticut Water Service, Inc.	7,866
534	Consolidated Water Co., Ltd.	5,148
3,764	Dynegy, Inc.*	22,810
1,606	El Paso Electric Co.*	50,011
1,474	Empire District Electric Co. (The)	28,242
1,766	IDACORP, Inc.	69,527
818	Laclede Group, Inc. (The)	30,765
848	MGE Energy, Inc.	35,311
561	Middlesex Water Co.	10,524
1,516	New Jersey Resources Corp.	69,857
1,662	Nicor, Inc.	91,344
975	Northwest Natural Gas Co.	44,041
1,328	NorthWestern Corp.	43,917
1,319	Otter Tail Corp.	28,912
2,633	Piedmont Natural Gas Co., Inc.	82,861
3,182	PNM Resources, Inc.	52,598
2,763	Portland General Electric Co.	71,755
475	SJW Corp.	11,058
1,097	South Jersey Industries, Inc.	61,399
1,665	Southwest Gas Corp.	65,035
1,851	UIL Holdings Corp.	61,324
1,324	UniSource Energy Corp.	50,166
399	Unitil Corp.	10,226
1,859	WGL Holdings, Inc.	72,966
463	York Water Co.	8,144
		1,427,470
	Total Common Stocks (Cost $43,522,082)	46,948,849

See accompanying notes to the financial statements.

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 1.2%
	Federal Home Loan Bank
$702,945	0.00%, due 06/01/11	$702,945
46,863	0.01%, due 06/01/11	46,863
117,157	0.02%, due 06/02/11	117,157
	Total U.S. Government & Agency Securities (Cost $866,965)	866,965

	Repurchase Agreements (a)(b) - 15.8%
11,541,496	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $11,541,557	11,541,496
	Total Repurchase Agreements (Cost $11,541,496)	11,541,496

	Total Investment Securities (Cost $55,930,543) — 81.2%	59,357,310
	Other assets less liabilities — 18.8%	13,702,579
	Net Assets — 100.0%	$73,059,889

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2011, the value of these securities amounted to $— or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $38,533,294.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,631,273
Aggregate gross unrealized depreciation	(1,544,535)
Net unrealized appreciation	$3,086,738
Federal income tax cost of investments	$56,270,572

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of May 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Futures Contracts	271	06/17/11	$22,975,380	$1,185,824

Cash collateral in the amount of $929,530 was pledged to cover margin requirements for open futures contracts as of May 31, 2011.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$21,341,202	$393,716

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	28,506,058	8,940,626

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	68,031,569	894,745

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	24,333,370	449,113

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	7,043,930	1,800,378

		$12,478,578

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

Ultra Russell1000 Value

Shares		Value
	Common Stocks (a) - 59.8%
	Consumer Discretionary - 4.7%

42	Aaron’s, Inc.	$1,185
27	Abercrombie & Fitch Co., Class A	2,046
193	American Eagle Outfitters, Inc.	2,559
74	Autoliv, Inc.	5,696
57	AutoNation, Inc.*	2,001
11	BorgWarner, Inc.*	798
14	Brinker International, Inc.	361
292	Cablevision Systems Corp., Class A	10,372
359	Carnival Corp.	13,933
786	CBS Corp., Class B	21,969
49	Central European Media Enterprises Ltd., Class A*	1,064
34	Choice Hotels International, Inc.	1,212
53	Clear Channel Outdoor Holdings, Inc., Class A*	784
3,690	Comcast Corp., Class A	93,136
365	D.R. Horton, Inc.	4,446
100	Discovery Communications, Inc., Class A*	4,356
263	DISH Network Corp., Class A*	7,964
23	Education Management Corp.*	495
158	Expedia, Inc.	4,426
20	Federal-Mogul Corp.*	463
205	Foot Locker, Inc.	5,113
176	Fortune Brands, Inc.	11,392
185	GameStop Corp., Class A*	5,176
312	Gannett Co., Inc.	4,449
58	Gap, Inc. (The)	1,125
138	Garmin Ltd.*	4,703
208	Genuine Parts Co.	11,398
238	H&R Block, Inc.	3,856
48	Harman International Industries, Inc.	2,303
57	Hyatt Hotels Corp., Class A*	2,541
57	IAC/InterActiveCorp*	2,096
26	International Speedway Corp., Class A	744
191	J.C. Penney Co., Inc.	6,767
121	Jarden Corp.	4,240
4	John Wiley & Sons, Inc., Class A	212
50	Johnson Controls, Inc.	1,980
101	KB Home	1,240
99	Kohl’s Corp.	5,271
60	Lamar Advertising Co., Class A*	1,742
97	Lear Corp.	4,930
79	Leggett & Platt, Inc.	2,041
209	Lennar Corp., Class A	3,967
310	Liberty Global, Inc., Class A*	13,965
91	Liberty Media Corp. - Capital, Class A*	8,294
783	Liberty Media Corp. - Interactive, Class A*	14,258
67	Liberty Media Corp. - Starz, Class A*	5,110
412	Lowe’s Cos., Inc.	9,946
499	Macy’s, Inc.	14,411
54	Madison Square Garden Co. (The), Class A*	1,486
201	Mattel, Inc.	5,305
123	McGraw-Hill Cos., Inc. (The)	5,224
50	MDC Holdings, Inc.	1,347
27	Meredith Corp.	853
329	MGM Resorts International*	4,958
65	Mohawk Industries, Inc.*	4,324
178	New York Times Co. (The), Class A*	1,428
381	Newell Rubbermaid, Inc.	6,786
2,371	News Corp., Class A	43,484
325	Office Depot, Inc.*	1,368
72	Omnicom Group, Inc.	3,367
89	Penn National Gaming, Inc.*	3,604
442	PulteGroup, Inc.*	3,730
139	RadioShack Corp.	2,191
81	Regal Entertainment Group, Class A	1,098
106	Royal Caribbean Cruises Ltd.*	4,134
56	Sears Holdings Corp.*	3,976
315	Service Corp. International	3,616
112	Signet Jewelers Ltd.*	5,153
6	Tesla Motors, Inc.*	181
332	Thomson Reuters Corp.	12,938
441	Time Warner Cable, Inc.	34,054
1,127	Time Warner, Inc.	41,057
190	Toll Brothers, Inc.*	4,132
33	TRW Automotive Holdings Corp.*	1,877
116	VF Corp.	11,562
640	Viacom, Inc., Class B	32,262
435	Virgin Media, Inc.	14,190
2,569	Walt Disney Co. (The)	106,947
7	Washington Post Co. (The), Class B	2,874
266	Wendy’s/Arby’s Group, Inc., Class A	1,338
56	Whirlpool Corp.	4,693
223	Wyndham Worldwide Corp.	7,763
		715,836
	Consumer Staples - 5.9%

1,139	Altria Group, Inc.	31,960
843	Archer-Daniels-Midland Co.	27,322
65	BJ’s Wholesale Club, Inc.*	3,277
34	Brown-Forman Corp., Class B	2,464
189	Bunge Ltd.	14,071
91	Campbell Soup Co.	3,162
93	Central European Distribution Corp.*	1,168
10	Clorox Co.	705
702	Coca-Cola Co. (The)	46,901
172	Coca-Cola Enterprises, Inc.	4,969
105	Colgate-Palmolive Co.	9,191
482	ConAgra Foods, Inc.	12,257
241	Constellation Brands, Inc., Class A*	5,292
99	Corn Products International, Inc.	5,616
1,587	CVS Caremark Corp.	61,401
238	Dean Foods Co.*	3,303
207	Dr. Pepper Snapple Group, Inc.	8,528
92	Energizer Holdings, Inc.*	7,089
62	Flowers Foods, Inc.	2,067
352	General Mills, Inc.	13,999
245	H. J. Heinz Co.	13,455
13	Hansen Natural Corp.*	931
84	Hershey Co. (The)	4,681
181	Hormel Foods Corp.	5,309
156	J.M. Smucker Co. (The)	12,368
36	Kellogg Co.	2,052
107	Kimberly-Clark Corp.	7,308
2,104	Kraft Foods, Inc., Class A	73,577
750	Kroger Co. (The)	18,615
188	Lorillard, Inc.	21,673
87	McCormick & Co., Inc. (Non-Voting)	4,367
231	Mead Johnson Nutrition Co.	15,660
173	Molson Coors Brewing Co., Class B	8,071
899	PepsiCo, Inc.	63,937
384	Philip Morris International, Inc.	27,552
3,551	Procter & Gamble Co. (The)	237,917
72	Ralcorp Holdings, Inc.*	6,332

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
440	Reynolds American, Inc.	$17,503
483	Safeway, Inc.	11,930
220	Sara Lee Corp.	4,301
180	Smithfield Foods, Inc.*	3,771
278	SUPERVALU, Inc.	2,852
392	Tyson Foods, Inc., Class A	7,456
108	Walgreen Co.	4,712
1,006	Wal-Mart Stores, Inc.	55,551
		896,623
	Energy - 7.8%

138	Alpha Natural Resources, Inc.*	7,561
649	Anadarko Petroleum Corp.	51,608
501	Apache Corp.	62,425
62	Arch Coal, Inc.	1,853
59	Atwood Oceanics, Inc.*	2,557
409	Baker Hughes, Inc.	30,237
136	Cabot Oil & Gas Corp.	7,990
137	Cameron International Corp.*	6,529
854	Chesapeake Energy Corp.	26,764
2,495	Chevron Corp.	261,750
106	Cobalt International Energy, Inc.*	1,525
62	Comstock Resources, Inc.*	1,864
1,144	ConocoPhillips	83,764
160	CONSOL Energy, Inc.	8,203
4	Continental Resources, Inc.*	265
524	Denbury Resources, Inc.*	11,507
555	Devon Energy Corp.	46,659
61	Diamond Offshore Drilling, Inc.	4,494
10	Dresser-Rand Group, Inc.*	526
819	El Paso Corp.	17,240
94	Energen Corp.	5,853
13	EQT Corp.	704
74	Exterran Holdings, Inc.*	1,595
541	Exxon Mobil Corp.	45,157
53	Forest Oil Corp.*	1,585
139	Frontier Oil Corp.	4,151
12	Frontline Ltd.	221
123	Helmerich & Payne, Inc.	7,710
391	Hess Corp.	30,901
19	Holly Corp.	1,184
682	Marathon Oil Corp.	36,944
135	Massey Energy Co.	8,910
64	McDermott International, Inc.*	1,358
222	Murphy Oil Corp.	15,294
225	Nabors Industries Ltd.*	6,275
550	National Oilwell Varco, Inc.	39,919
175	Newfield Exploration Co.*	13,053
229	Noble Energy, Inc.	21,343
849	Occidental Petroleum Corp.	91,565
72	Oceaneering International, Inc.*	5,868
62	Oil States International, Inc.*	4,901
202	Patterson-UTI Energy, Inc.	6,329
353	Peabody Energy Corp.	21,660
115	Petrohawk Energy Corp.*	3,044
152	Pioneer Natural Resources Co.	13,957
184	Plains Exploration & Production Co.*	6,780
230	QEP Resources, Inc.	10,005
145	Quicksilver Resources, Inc.*	2,072
145	Rowan Cos., Inc.*	5,749
195	SandRidge Energy, Inc.*	2,207
228	Schlumberger Ltd.	19,544
28	SEACOR Holdings, Inc.	2,791
26	SM Energy Co.	1,729
163	Southern Union Co.	4,944
850	Spectra Energy Corp.	23,452
158	Sunoco, Inc.	6,397
96	Superior Energy Services, Inc.*	3,597
56	Teekay Corp.	1,879
185	Tesoro Corp.*	4,514
68	Tidewater, Inc.	3,716
53	Unit Corp.*	3,052
742	Valero Energy Corp.	20,405
580	Weatherford International Ltd.*	11,467
143	Whiting Petroleum Corp.*	9,595
451	Williams Cos., Inc. (The)	14,157
		1,182,854
	Financials - 15.5%

377	ACE Ltd.	25,945
34	Aflac, Inc.	1,625
81	Alexandria Real Estate Equities, Inc. (REIT)	6,686
9	Alleghany Corp.*	2,999
50	Allied World Assurance Co. Holdings Ltd.	3,031
705	Allstate Corp. (The)	22,123
200	AMB Property Corp. (REIT)	7,398
107	American Financial Group, Inc./OH	3,805
168	American International Group, Inc.*	4,788
9	American National Insurance Co.	724
254	Ameriprise Financial, Inc.	15,552
1,040	Annaly Capital Management, Inc. (REIT)	18,855
353	AON Corp.	18,409
78	Apartment Investment & Management Co., Class A (REIT)	2,085
163	Arch Capital Group Ltd.*	5,498
268	Ares Capital Corp.	4,508
108	Arthur J. Gallagher & Co.	3,101
92	Aspen Insurance Holdings Ltd.	2,471
227	Associated Banc-Corp	3,198
131	Assurant, Inc.	4,846
242	Assured Guaranty Ltd.	4,119
115	AvalonBay Communities, Inc. (REIT)	15,303
113	Axis Capital Holdings Ltd.	3,722
109	BancorpSouth, Inc.	1,400
13,159	Bank of America Corp.	154,618
43	Bank of Hawaii Corp.	2,038
1,591	Bank of New York Mellon Corp. (The)	44,723
908	BB&T Corp.	25,006
2,268	Berkshire Hathaway, Inc., Class B*	179,331
81	BlackRock, Inc.	16,650
33	BOK Financial Corp.	1,749
182	Boston Properties, Inc. (REIT)	19,720
172	Brandywine Realty Trust (REIT)	2,195
98	BRE Properties, Inc. (REIT)	5,000
69	Brown & Brown, Inc.	1,821
92	Camden Property Trust (REIT)	5,914
599	Capital One Financial Corp.	32,550
423	CapitalSource, Inc.	2,737
55	Capitol Federal Financial, Inc.	657
9	CBOE Holdings, Inc.	237
1,322	Chimera Investment Corp. (REIT)	5,169
400	Chubb Corp.	26,236
192	Cincinnati Financial Corp.	5,841
262	CIT Group, Inc.*	11,614
2,775	Citigroup, Inc.	114,183
60	City National Corp./CA	3,380
86	CME Group, Inc.	24,575
35	CNA Financial Corp.	1,069

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
231	Comerica, Inc.	$8,341
100	Commerce Bancshares, Inc./MO	4,278
95	CommonWealth REIT (REIT)	2,480
94	Corporate Office Properties Trust (REIT)	3,330
69	Cullen/Frost Bankers, Inc.	4,019
261	Developers Diversified Realty Corp. (REIT)	3,782
6	Digital Realty Trust, Inc. (REIT)	374
713	Discover Financial Services	16,998
160	Douglas Emmett, Inc. (REIT)	3,368
330	Duke Realty Corp. (REIT)	4,963
367	E*Trade Financial Corp.*	5,802
194	East West Bancorp, Inc.	3,897
39	Endurance Specialty Holdings Ltd.	1,584
347	Equity Residential (REIT)	21,455
10	Erie Indemnity Co., Class A	712
26	Essex Property Trust, Inc. (REIT)	3,578
72	Everest Re Group Ltd.	6,406
32	Federal Realty Investment Trust (REIT)	2,803
37	Federated Investors, Inc., Class B	948
301	Fidelity National Financial, Inc., Class A	4,810
1,204	Fifth Third Bancorp	15,724
7	First Citizens BancShares, Inc./NC, Class A	1,369
345	First Horizon National Corp.	3,626
406	First Niagara Financial Group, Inc.	5,765
178	Forest City Enterprises, Inc., Class A*	3,412
260	Fulton Financial Corp.	2,896
98	General Growth Properties, Inc. (REIT)	1,615
523	Genworth Financial, Inc., Class A*	5,811
675	Goldman Sachs Group, Inc. (The)	94,993
2	Green Dot Corp., Class A*	77
59	Hanover Insurance Group, Inc. (The)	2,423
534	Hartford Financial Services Group, Inc.	14,231
151	HCC Insurance Holdings, Inc.	4,997
527	HCP, Inc. (REIT)	19,994
231	Health Care REIT, Inc. (REIT)	12,287
162	Hospitality Properties Trust (REIT)	3,998
863	Host Hotels & Resorts, Inc. (REIT)	15,172
7	Howard Hughes Corp. (The)*	535
567	Hudson City Bancorp, Inc.	5,177
1,132	Huntington Bancshares, Inc./OH	7,471
34	Interactive Brokers Group, Inc., Class A	583
428	Invesco Ltd.	10,559
219	Janus Capital Group, Inc.	2,262
167	Jefferies Group, Inc.	3,697
5,218	JPMorgan Chase & Co.	225,626
1,247	KeyCorp	10,562
532	Kimco Realty Corp. (REIT)	10,379
203	Legg Mason, Inc.	6,870
256	Leucadia National Corp.	9,078
148	Liberty Property Trust (REIT)	5,337
397	Lincoln National Corp.	11,652
413	Loews Corp.	17,354
18	LPL Investment Holdings, Inc.*	647
101	M&T Bank Corp.	8,909
170	Macerich Co. (The) (REIT)	9,243
114	Mack-Cali Realty Corp. (REIT)	4,031
13	Markel Corp.*	5,378
55	Marsh & McLennan Cos., Inc.	1,687
692	Marshall & Ilsley Corp.	5,536
201	MBIA, Inc.*	1,769
35	Mercury General Corp.	1,458
628	MetLife, Inc.	27,695
1,353	Morgan Stanley	32,688
135	NASDAQ OMX Group, Inc. (The)*	3,445
166	Nationwide Health Properties, Inc. (REIT)	7,271
571	New York Community Bancorp, Inc.	9,250
191	Northern Trust Corp.	9,319
268	NYSE Euronext	9,758
339	Old Republic International Corp.	4,214
30	OneBeacon Insurance Group Ltd., Class A	450
89	PartnerRe Ltd.	6,661
459	People’s United Financial, Inc.	6,128
69	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,419
123	Plum Creek Timber Co., Inc. (REIT)	4,984
690	PNC Financial Services Group, Inc.	43,070
1,341	Popular, Inc.*	3,889
419	Principal Financial Group, Inc.	13,102
879	Progressive Corp. (The)	19,030
700	ProLogis (REIT)	11,592
112	Protective Life Corp.	2,704
609	Prudential Financial, Inc.	38,842
17	Public Storage (REIT)	2,012
130	Raymond James Financial, Inc.	4,646
74	Rayonier, Inc. (REIT)	4,913
166	Realty Income Corp. (REIT)	5,833
118	Regency Centers Corp. (REIT)	5,465
1,647	Regions Financial Corp.	11,628
96	Reinsurance Group of America, Inc.	6,099
68	RenaissanceRe Holdings Ltd.	4,893
186	Senior Housing Properties Trust (REIT)	4,492
118	Simon Property Group, Inc. (REIT)	13,931
109	SL Green Realty Corp. (REIT)	9,811
691	SLM Corp.*	11,775
12	St. Joe Co. (The)*	261
62	StanCorp Financial Group, Inc.	2,677
658	State Street Corp.	30,117
703	SunTrust Banks, Inc.	19,775
46	Symetra Financial Corp.	617
1,027	Synovus Financial Corp.	2,444
72	Taubman Centers, Inc. (REIT)	4,361
209	TCF Financial Corp.	3,145
105	TFS Financial Corp.*	1,076
102	Torchmark Corp.	6,763
84	Transatlantic Holdings, Inc.	3,909
504	Travelers Cos., Inc. (The)	31,288
2,514	U.S. Bancorp	64,358
223	UDR, Inc. (REIT)	5,811
67	Unitrin, Inc.	1,999
406	Unum Group	10,682
76	Validus Holdings Ltd.	2,449
224	Valley National Bancorp	3,038
150	Ventas, Inc. (REIT)	8,460
193	Vornado Realty Trust (REIT)	18,987
158	W. R. Berkley Corp.	5,231
148	Washington Federal, Inc.	2,352
158	Weingarten Realty Investors (REIT)	4,206
6,382	Wells Fargo & Co.	181,057
2	Wesco Financial Corp.	776
702	Weyerhaeuser Co. (REIT)	15,121
9	White Mountains Insurance Group Ltd.	3,686

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
424	XL Group plc	$10,032
240	Zions Bancorp.	5,719
		2,338,728
	Health Care - 8.0%

198	Abbott Laboratories	10,346
498	Aetna, Inc.	21,753
78	Alere, Inc.*	3,120
1,256	Amgen, Inc.*	76,038
131	Baxter International, Inc.	7,797
92	Beckman Coulter, Inc.	7,644
317	Biogen Idec, Inc.*	30,029
26	Bio-Rad Laboratories, Inc., Class A*	3,235
1,989	Boston Scientific Corp.*	14,281
2,255	Bristol-Myers Squibb Co.	64,854
97	Brookdale Senior Living, Inc.*	2,504
312	Cardinal Health, Inc.	14,171
185	CareFusion Corp.*	5,361
99	Cephalon, Inc.*	7,889
52	Charles River Laboratories International, Inc.*	2,011
363	CIGNA Corp.	18,110
38	Community Health Systems, Inc.*	1,088
48	Cooper Cos., Inc. (The)	3,596
194	Coventry Health Care, Inc.*	6,825
1,027	Eli Lilly & Co.	39,519
3	Emdeon, Inc., Class A*	46
152	Endo Pharmaceuticals Holdings, Inc.*	6,328
375	Forest Laboratories, Inc.*	13,507
122	Health Net, Inc.*	3,915
13	Hill-Rom Holdings, Inc.	593
340	Hologic, Inc.*	7,310
223	Humana, Inc.*	17,958
3,075	Johnson & Johnson	206,917
75	Kinetic Concepts, Inc.*	4,451
70	Life Technologies Corp.*	3,638
68	LifePoint Hospitals, Inc.*	2,856
189	McKesson Corp.	16,180
4	MEDNAX, Inc.*	301
334	Medtronic, Inc.	13,594
4,090	Merck & Co., Inc.	150,308
90	Mylan, Inc.*	2,119
142	Omnicare, Inc.	4,464
84	PerkinElmer, Inc.	2,326
10,579	Pfizer, Inc.	226,920
23	Quest Diagnostics, Inc.	1,344
44	Teleflex, Inc.	2,732
177	Tenet Healthcare Corp.*	1,129
503	Thermo Fisher Scientific, Inc.*	32,921
1,413	UnitedHealth Group, Inc.	69,166
110	Universal Health Services, Inc., Class B	5,994
139	Watson Pharmaceuticals, Inc.*	8,945
493	WellPoint, Inc.	38,538
252	Zimmer Holdings, Inc.*	17,076
		1,201,747
	Industrials - 5.7%

92	Aecom Technology Corp.*	2,638
122	AGCO Corp.*	6,304
54	Alexander & Baldwin, Inc.	2,644
3	Alliant Techsystems, Inc.	215
295	AMR Corp.*	1,850
24	Armstrong World Industries, Inc.	1,152
137	Avery Dennison Corp.	5,801
32	Babcock & Wilcox Co. (The)*	898
126	BE Aerospace, Inc.*	4,715
189	Boeing Co. (The)	14,748
74	Carlisle Cos., Inc.	3,596
79	Chicago Bridge & Iron Co. N.V. (NY Shares)	3,007
174	Cintas Corp.	5,716
28	CNH Global N.V.*	1,185
65	Con-way, Inc.	2,569
15	Copa Holdings S.A., Class A	937
116	Corrections Corp. of America*	2,668
151	Covanta Holding Corp.	2,562
65	Crane Co.	3,197
483	CSX Corp.	38,302
52	Danaher Corp.	2,836
31	Deere & Co.	2,668
90	Dover Corp.	6,051
325	Eaton Corp.	16,793
166	Equifax, Inc.	6,273
145	FedEx Corp.	13,578
11	Flowserve Corp.	1,333
220	Fluor Corp.	15,165
11	FTI Consulting, Inc.*	420
4	Gardner Denver, Inc.	335
44	GATX Corp.	1,748
44	General Cable Corp.*	1,837
453	General Dynamics Corp.	33,622
10,754	General Electric Co.	211,209
118	Goodrich Corp.	10,300
98	Harsco Corp.	3,284
37	Hertz Global Holdings, Inc.*	598
47	Hubbell, Inc., Class B	3,109
66	Huntington Ingalls Industries, Inc.*	2,414
19	IDEX Corp.	861
422	Ingersoll-Rand plc	21,058
241	ITT Corp.	13,886
65	Jacobs Engineering Group, Inc.*	2,994
59	Kansas City Southern*	3,474
31	KAR Auction Services, Inc.*	648
187	KBR, Inc.	6,979
27	Kennametal, Inc.	1,127
66	Kirby Corp.*	3,793
142	L-3 Communications Holdings, Inc.	11,594
82	Lockheed Martin Corp.	6,388
107	Manpower, Inc.	6,541
329	Masco Corp.	4,688
72	Nielsen Holdings N.V.*	2,267
485	Norfolk Southern Corp.	35,555
395	Northrop Grumman Corp.	25,790
67	Owens Corning*	2,559
151	Parker Hannifin Corp.	13,416
62	Pentair, Inc.	2,510
78	Pitney Bowes, Inc.	1,863
276	Quanta Services, Inc.*	5,451
256	R.R. Donnelley & Sons Co.	5,463
472	Raytheon Co.	23,779
8	Regal-Beloit Corp.	552
299	Republic Services, Inc.	9,424
98	Rockwell Collins, Inc.	5,991
33	Ryder System, Inc.	1,815
40	Shaw Group, Inc. (The)*	1,461
76	Snap-On, Inc.	4,584
903	Southwest Airlines Co.	10,682
118	Spirit Aerosystems Holdings, Inc., Class A*	2,584
53	SPX Corp.	4,394
210	Stanley Black & Decker, Inc.	15,515
143	Terex Corp.*	4,240

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
174	Textron, Inc.	$3,981
57	Thomas & Betts Corp.*	3,121
30	Timken Co.	1,549
48	Towers Watson & Co., Class A	3,046
104	Trinity Industries, Inc.	3,577
536	Tyco International Ltd.	26,452
581	Union Pacific Corp.	60,988
58	United Continental Holdings, Inc.*	1,401
105	United Technologies Corp.	9,216
103	URS Corp.*	4,538
53	USG Corp.*	755
22	UTi Worldwide, Inc.	489
32	Waste Connections, Inc.	1,006
634	Waste Management, Inc.	24,650
38	WESCO International, Inc.*	2,113
53	Westinghouse Air Brake Technologies Corp.	3,582
		852,667
	Information Technology - 3.1%

459	Activision Blizzard, Inc.	5,503
486	Advanced Micro Devices, Inc.*	4,219
182	Amdocs Ltd.*	5,540
140	AOL, Inc.*	2,880
134	Arrow Electronics, Inc.*	5,980
63	Atmel Corp.*	946
199	Avnet, Inc.*	7,204
58	AVX Corp.	912
5	Booz Allen Hamilton Holding Corp.*	90
15	Broadridge Financial Solutions, Inc.	343
612	Brocade Communications Systems, Inc.*	4,082
95	CA, Inc.	2,223
202	Computer Sciences Corp.	8,058
128	Compuware Corp.*	1,304
130	Convergys Corp.*	1,661
143	CoreLogic, Inc.*	2,590
1,791	Corning, Inc.	36,089
68	Diebold, Inc.	2,247
935	eBay, Inc.*	29,144
49	EchoStar Corp., Class A*	1,651
26	Electronic Arts, Inc.*	635
165	Fairchild Semiconductor International, Inc.*	2,977
346	Fidelity National Information Services, Inc.	11,134
63	Fiserv, Inc.*	4,065
7	FleetCor Technologies, Inc.*	236
194	Ingram Micro, Inc., Class A*	3,688
2,306	Intel Corp.	51,908
93	International Rectifier Corp.*	2,677
107	Intersil Corp., Class A	1,535
4	Itron, Inc.*	205
69	Jabil Circuit, Inc.	1,489
211	KLA-Tencor Corp.	9,094
103	Lexmark International, Inc., Class A*	3,067
809	LSI Corp.*	6,059
174	MEMC Electronic Materials, Inc.*	1,831
1,122	Micron Technology, Inc.*	11,444
3,325	Microsoft Corp.	83,158
175	Molex, Inc.	4,790
83	Monster Worldwide, Inc.*	1,280
381	Motorola Mobility Holdings, Inc.*	9,578
435	Motorola Solutions, Inc.*	20,823
30	National Semiconductor Corp.	736
13	Novellus Systems, Inc.*	472
285	PMC-Sierra, Inc.*	2,234
157	Seagate Technology plc	2,638
78	SunPower Corp., Class A*	1,643
898	Symantec Corp.*	17,556
184	Synopsys, Inc.*	5,031
61	Tech Data Corp.*	2,890
476	Tellabs, Inc.	2,175
877	Texas Instruments, Inc.	30,958
216	Total System Services, Inc.	4,018
200	Vishay Intertechnology, Inc.*	3,174
16	Vishay Precision Group, Inc.*	292
232	Western Digital Corp.*	8,503
1,809	Xerox Corp.	18,470
988	Yahoo!, Inc.*	16,351
31	Zebra Technologies Corp., Class A*	1,378
		472,858
	Materials - 1.9%

123	AK Steel Holding Corp.	1,882
1,145	Alcoa, Inc.	19,247
89	Aptargroup, Inc.	4,753
94	Ashland, Inc.	6,424
175	Ball Corp.	6,914
143	Bemis Co., Inc.	4,736
86	Cabot Corp.	3,632
26	CF Industries Holdings, Inc.	3,998
150	Commercial Metals Co.	2,234
64	Cytec Industries, Inc.	3,596
55	Domtar Corp.	5,636
1,515	Dow Chemical Co. (The)	54,737
778	E.I. du Pont de Nemours & Co.	41,467
75	Eastman Chemical Co.	7,939
30	FMC Corp.	2,531
45	Greif, Inc., Class A	2,975
247	Huntsman Corp.	4,681
127	International Paper Co.	3,965
59	Intrepid Potash, Inc.*	1,899
224	MeadWestvaco Corp.	7,621
236	Nucor Corp.	9,992
150	Owens-Illinois, Inc.*	4,818
135	Packaging Corp. of America	3,929
182	PPG Industries, Inc.	16,143
86	Reliance Steel & Aluminum Co.	4,430
59	Royal Gold, Inc.	3,659
85	RPM International, Inc.	1,998
23	Schnitzer Steel Industries, Inc., Class A	1,359
209	Sealed Air Corp.	5,367
46	Sherwin-Williams Co. (The)	4,041
12	Sigma-Aldrich Corp.	843
132	Sonoco Products Co.	4,675
284	Steel Dynamics, Inc.	4,856
115	Temple-Inland, Inc.	2,730
153	United States Steel Corp.	7,055
117	Valspar Corp.	4,501
167	Vulcan Materials Co.	6,762
16	Walter Energy, Inc.	1,993
		280,018
	Telecommunication Services - 3.1%

7,750	AT&T, Inc.	244,590
773	CenturyLink, Inc.	33,386
45	Clearwire Corp., Class A*	207
797	Frontier Communications Corp.	7,053
80	Leap Wireless International, Inc.*	1,345
1,334	Level 3 Communications, Inc.*	3,055
172	MetroPCS Communications, Inc.*	3,079
46	NII Holdings, Inc.*	2,008

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,863	Sprint Nextel Corp.*	$22,598
111	Telephone & Data Systems, Inc.	3,630
20	United States Cellular Corp.*	988
3,707	Verizon Communications, Inc.	136,899
391	Windstream Corp.	5,259
		464,097
	Utilities - 4.1%

878	AES Corp. (The)*	11,379
102	AGL Resources, Inc.	4,193
145	Alliant Energy Corp.	5,964
313	Ameren Corp.	9,299
628	American Electric Power Co., Inc.	23,990
229	American Water Works Co., Inc.	6,872
180	Aqua America, Inc.	4,099
122	Atmos Energy Corp.	4,069
245	Calpine Corp.*	3,869
552	CenterPoint Energy, Inc.	10,670
321	CMS Energy Corp.	6,401
370	Consolidated Edison, Inc.	19,632
242	Constellation Energy Group, Inc.	8,998
782	Dominion Resources, Inc.	37,317
156	DPL, Inc.	4,707
221	DTE Energy Co.	11,408
1,722	Duke Energy Corp.	32,287
427	Edison International	16,807
234	Entergy Corp.	15,947
866	Exelon Corp.	36,242
548	FirstEnergy Corp.	24,452
1,004	GenOn Energy, Inc.*	4,006
178	Great Plains Energy, Inc.	3,768
122	Hawaiian Electric Industries, Inc.	3,029
101	Integrys Energy Group, Inc.	5,286
8	ITC Holdings Corp.	578
247	MDU Resources Group, Inc.	5,837
96	National Fuel Gas Co.	6,916
544	NextEra Energy, Inc.	31,525
363	NiSource, Inc.	7,369
231	Northeast Utilities	8,140
316	NRG Energy, Inc.*	7,824
140	NSTAR	6,446
308	NV Energy, Inc.	4,857
127	OGE Energy Corp.	6,486
139	Oneok, Inc.	9,882
13	Ormat Technologies, Inc.	286
293	Pepco Holdings, Inc.	5,851
514	PG&E Corp.	22,297
142	Pinnacle West Capital Corp.	6,427
757	PPL Corp.	21,340
377	Progress Energy, Inc.	17,953
664	Public Service Enterprise Group, Inc.	22,244
230	Questar Corp.	3,986
148	SCANA Corp.	6,019
325	Sempra Energy	17,930
1,081	Southern Co.	43,326
281	TECO Energy, Inc.	5,395
143	UGI Corp.	4,688
106	Vectren Corp.	2,991
157	Westar Energy, Inc.	4,269
307	Wisconsin Energy Corp.	9,600
633	Xcel Energy, Inc.	15,660
		620,813
	Total Common Stocks (Cost $7,553,137)	9,026,241

Principal Amount
	U.S. Government & Agency Securities (a) - 1.9%
	Federal Home Loan Bank
$229,355	0.00%, due 06/01/11	$229,355
15,290	0.01%, due 06/01/11	15,290
38,226	0.02%, due 06/02/11	38,226
	Total U.S. Government & Agency Securities (Cost $282,871)	282,871

	Repurchase Agreements (a)(b) - 22.2%
3,361,051	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $3,361,067	3,361,051
	Total Repurchase Agreements (Cost $3,361,051)	3,361,051

	Total Investment Securities (Cost $11,197,059) — 83.9%	12,670,163
	Other assets less liabilities — 16.1%	2,430,281
	Net Assets — 100.0%	$15,100,444

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $2,844,059.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,629,562
Aggregate gross unrealized depreciation	(513,692)
Net unrealized appreciation	$1,115,870
Federal income tax cost of investments	$11,554,293

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$202,742	$1,347

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	5,294,361	23,066

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	12,469,619	1,268,177

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	3,210,366	437,588

		$1,730,178

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

Ultra Russell1000 Growth

Shares		Value
	Common Stocks (a) - 58.5%
	Consumer Discretionary - 8.5%

60	Aaron’s, Inc.	$1,693
99	Abercrombie & Fitch Co., Class A	7,501
114	Advance Auto Parts, Inc.	7,079
120	Aeropostale, Inc.*	2,268
514	Amazon.com, Inc.*	101,099
71	American Eagle Outfitters, Inc.	941
180	Apollo Group, Inc., Class A*	7,400
43	Autoliv, Inc.	3,310
33	AutoNation, Inc.*	1,158
36	AutoZone, Inc.*	10,584
81	Bally Technologies, Inc.*	3,192
368	Bed Bath & Beyond, Inc.*	19,832
478	Best Buy Co., Inc.	15,181
111	Big Lots, Inc.*	3,709
152	BorgWarner, Inc.*	11,022
109	Brinker International, Inc.	2,810
91	Career Education Corp.*	1,957
329	CarMax, Inc.*	9,758
240	Carnival Corp.	9,314
119	CBS Corp., Class B	3,326
263	Chico’s FAS, Inc.	3,966
46	Chipotle Mexican Grill, Inc.*	13,297
3	Choice Hotels International, Inc.	107
449	Coach, Inc.	28,583
207	Darden Restaurants, Inc.	10,485
94	DeVry, Inc.	5,062
132	Dick’s Sporting Goods, Inc.*	5,246
1,136	DIRECTV, Class A*	57,095
306	Discovery Communications, Inc., Class A*	13,329
103	Dollar General Corp.*	3,612
187	Dollar Tree, Inc.*	11,919
109	DreamWorks Animation SKG, Inc., Class A*	2,606
33	Education Management Corp.*	711
124	Expedia, Inc.	3,473
186	Family Dollar Stores, Inc.	10,368
7	Federal-Mogul Corp.*	162
5,395	Ford Motor Co.*	80,493
27	Fortune Brands, Inc.	1,748
74	Fossil, Inc.*	7,832
525	Gap, Inc. (The)	10,185
10	Garmin Ltd.*	341
205	Gentex Corp.	6,017
357	Goodyear Tire & Rubber Co. (The)*	6,330
95	Guess?, Inc.	4,343
187	H&R Block, Inc.	3,029
141	Hanesbrands, Inc.*	4,274
346	Harley-Davidson, Inc.	12,857
49	Harman International Industries, Inc.	2,351
180	Hasbro, Inc.	8,233
92	Hillenbrand, Inc.	2,093
2,350	Home Depot, Inc.	85,258
41	IAC/InterActiveCorp*	1,508
438	International Game Technology	7,551
15	International Speedway Corp., Class A	429
720	Interpublic Group of Cos., Inc. (The)	8,590
42	ITT Educational Services, Inc.*	2,889
103	J.C. Penney Co., Inc.	3,649
61	John Wiley & Sons, Inc., Class A	3,233
933	Johnson Controls, Inc.	36,947
316	Kohl’s Corp.	16,824
18	Lamar Advertising Co., Class A*	523
512	Las Vegas Sands Corp.*	21,268
46	Lear Corp.	2,338
129	Leggett & Platt, Inc.	3,332
393	Limited Brands, Inc.	15,704
210	LKQ Corp.*	5,584
1,477	Lowe’s Cos., Inc.	35,655
61	Macy’s, Inc.	1,762
29	Madison Square Garden Co. (The), Class A*	798
399	Marriott International, Inc., Class A	15,086
311	Mattel, Inc.	8,209
1,582	McDonald’s Corp.	128,996
326	McGraw-Hill Cos., Inc. (The)	13,845
23	Meredith Corp.	727
71	MGM Resorts International*	1,070
10	Mohawk Industries, Inc.*	665
32	Morningstar, Inc.	1,933
59	NetFlix, Inc.*	15,977
702	News Corp., Class A	12,875
529	NIKE, Inc., Class B	44,674
246	Nordstrom, Inc.	11,520
9	NVR, Inc.*	6,714
41	Office Depot, Inc.*	173
337	Omnicom Group, Inc.	15,761
203	O’Reilly Automotive, Inc.*	12,202
43	Panera Bread Co., Class A*	5,376
174	PetSmart, Inc.	7,882
83	Phillips-Van Heusen Corp.	5,476
82	Polo Ralph Lauren Corp.	10,395
70	priceline.com, Inc.*	36,063
27	Regal Entertainment Group, Class A	366
180	Ross Stores, Inc.	14,753
75	Royal Caribbean Cruises Ltd.*	2,925
132	Scripps Networks Interactive, Inc., Class A	6,657
5,714	Sirius XM Radio, Inc.*	13,428
1,073	Staples, Inc.	18,048
1,096	Starbucks Corp.	40,322
279	Starwood Hotels & Resorts Worldwide, Inc.	17,013
19	Strayer Education, Inc.	2,283
1,019	Target Corp.	50,471
100	Tempur-Pedic International, Inc.*	6,504
16	Tesla Motors, Inc.*	482
178	Thomson Reuters Corp.	6,937
49	Thor Industries, Inc.	1,583
186	Tiffany & Co.	14,073
328	Time Warner, Inc.	11,949
570	TJX Cos., Inc.	30,221
107	Tractor Supply Co.	6,758
78	TRW Automotive Holdings Corp.*	4,436
93	Tupperware Brands Corp.	6,088
169	Urban Outfitters, Inc.*	5,148
176	Viacom, Inc., Class B	8,872
46	Weight Watchers International, Inc.	3,691
186	Wendy’s/Arby’s Group, Inc., Class A	936
47	Whirlpool Corp.	3,939
142	Williams-Sonoma, Inc.	5,559
85	WMS Industries, Inc.*	2,674
111	Wynn Resorts Ltd.	16,264
687	Yum! Brands, Inc.	38,005
		1,493,127
	Consumer Staples - 5.8%

1,786	Altria Group, Inc.	50,115
630	Avon Products, Inc.	18,717
7	BJ’s Wholesale Club, Inc.*	353
117	Brown-Forman Corp., Class B	8,480

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
153	Campbell Soup Co.	$5,317
104	Church & Dwight Co., Inc.	8,746
185	Clorox Co.	13,039
2,311	Coca-Cola Co. (The)	154,398
305	Coca-Cola Enterprises, Inc.	8,812
604	Colgate-Palmolive Co.	52,868
61	ConAgra Foods, Inc.	1,551
648	Costco Wholesale Corp.	53,447
222	CVS Caremark Corp.	8,589
102	Dr. Pepper Snapple Group, Inc.	4,202
162	Estee Lauder Cos., Inc. (The), Class A	16,607
42	Flowers Foods, Inc.	1,400
581	General Mills, Inc.	23,106
174	Green Mountain Coffee Roasters, Inc.*	14,332
191	H. J. Heinz Co.	10,490
82	Hansen Natural Corp.*	5,875
176	Herbalife Ltd.	9,905
132	Hershey Co. (The)	7,356
339	Kellogg Co.	19,320
458	Kimberly-Clark Corp.	31,281
51	Kroger Co. (The)	1,266
97	McCormick & Co., Inc. (Non-Voting)	4,869
41	Mead Johnson Nutrition Co.	2,779
1,364	PepsiCo, Inc.	97,008
2,293	Philip Morris International, Inc.	164,523
254	Procter & Gamble Co. (The)	17,018
613	Sara Lee Corp.	11,984
870	Sysco Corp.	28,023
1,240	Walgreen Co.	54,101
1,721	Wal-Mart Stores, Inc.	95,034
206	Whole Foods Market, Inc.	12,599
		1,017,510
	Energy - 6.7%

24	Alpha Natural Resources, Inc.*	1,315
169	Arch Coal, Inc.	5,051
17	Atwood Oceanics, Inc.*	737
173	Baker Hughes, Inc.	12,790
205	Cameron International Corp.*	9,770
157	Chevron Corp.	16,471
123	Cimarex Energy Co.	11,799
151	Concho Resources, Inc.*	14,286
796	ConocoPhillips	58,283
152	CONSOL Energy, Inc.	7,793
43	Continental Resources, Inc.*	2,848
66	Core Laboratories N.V.	6,778
33	Diamond Offshore Drilling, Inc.	2,431
102	Dresser-Rand Group, Inc.*	5,363
207	El Paso Corp.	4,357
394	EOG Resources, Inc.	43,001
204	EQT Corp.	11,053
216	EXCO Resources, Inc.	4,350
10	Exterran Holdings, Inc.*	216
6,888	Exxon Mobil Corp.	574,941
358	FMC Technologies, Inc.*	15,978
106	Forest Oil Corp.*	3,169
62	Frontline Ltd.	1,142
1,336	Halliburton Co.	67,000
44	Holly Corp.	2,742
279	Marathon Oil Corp.	15,114
269	McDermott International, Inc.*	5,708
33	Murphy Oil Corp.	2,273
167	Nabors Industries Ltd.*	4,658
242	Occidental Petroleum Corp.	26,100
5	Oil States International, Inc.*	395
315	Petrohawk Energy Corp.*	8,338
11	Quicksilver Resources, Inc.*	157
234	Range Resources Corp.	13,085
23	Rowan Cos., Inc.*	912
310	SandRidge Energy, Inc.*	3,509
1,754	Schlumberger Ltd.	150,353
63	SM Energy Co.	4,189
509	Southwestern Energy Co.*	22,279
8	Superior Energy Services, Inc.*	300
224	Ultra Petroleum Corp.*	10,891
439	Weatherford International Ltd.*	8,679
12	Whiting Petroleum Corp.*	805
354	Williams Cos., Inc. (The)	11,112
		1,172,521
	Financials - 2.8%

76	ACE Ltd.	5,230
75	Affiliated Managers Group, Inc.*	7,930
653	Aflac, Inc.	31,207
23	AMB Property Corp. (REIT)	851
1,542	American Express Co.	79,567
72	Ameriprise Financial, Inc.	4,409
87	AON Corp.	4,537
85	Apartment Investment & Management Co., Class A (REIT)	2,272
11	Arch Capital Group Ltd.*	371
41	Arthur J. Gallagher & Co.	1,177
50	Axis Capital Holdings Ltd.	1,647
23	Bank of Hawaii Corp.	1,090
47	BlackRock, Inc.	9,661
89	Brown & Brown, Inc.	2,349
5	Capitol Federal Financial, Inc.	60
419	CB Richard Ellis Group, Inc., Class A*	11,074
7	CBOE Holdings, Inc.	184
1,455	Charles Schwab Corp. (The)	26,205
127	Digital Realty Trust, Inc. (REIT)	7,921
174	Eaton Vance Corp.	5,490
5	Endurance Specialty Holdings Ltd.	203
27	Equity Residential (REIT)	1,669
30	Erie Indemnity Co., Class A	2,137
18	Essex Property Trust, Inc. (REIT)	2,477
54	Federal Realty Investment Trust (REIT)	4,730
89	Federated Investors, Inc., Class B	2,281
219	Franklin Resources, Inc.	28,378
494	General Growth Properties, Inc. (REIT)	8,141
133	Genworth Financial, Inc., Class A*	1,478
6	Green Dot Corp., Class A*	232
43	Greenhill & Co., Inc.	2,393
55	Hartford Financial Services Group, Inc.	1,466
35	Howard Hughes Corp. (The)*	2,677
58	Hudson City Bancorp, Inc.	530
15	Interactive Brokers Group, Inc., Class A	257
109	IntercontinentalExchange, Inc.*	13,151
209	Invesco Ltd.	5,156
25	Janus Capital Group, Inc.	258
62	Jones Lang LaSalle, Inc.	6,023
135	Lazard Ltd., Class A	5,258
5	LPL Investment Holdings, Inc.*	180
734	Marsh & McLennan Cos., Inc.	22,512
321	MetLife, Inc.	14,156
302	Moody’s Corp.	12,053

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
708	Morgan Stanley	$17,105
162	MSCI, Inc., Class A*	6,119
16	NASDAQ OMX Group, Inc. (The)*	408
142	Northern Trust Corp.	6,928
83	NYSE Euronext	3,022
102	Plum Creek Timber Co., Inc. (REIT)	4,133
52	ProLogis (REIT)	861
187	Public Storage (REIT)	22,130
35	Rayonier, Inc. (REIT)	2,324
220	SEI Investments Co.	5,201
298	Simon Property Group, Inc. (REIT)	35,182
122	St. Joe Co. (The)*	2,651
382	T. Rowe Price Group, Inc.	24,181
343	TD Ameritrade Holding Corp.	7,392
74	Travelers Cos., Inc. (The)	4,594
18	UDR, Inc. (REIT)	469
10	Validus Holdings Ltd.	322
63	Ventas, Inc. (REIT)	3,553
21	Vornado Realty Trust (REIT)	2,066
127	Waddell & Reed Financial, Inc., Class A	4,902
		494,571
	Health Care - 5.8%

2,048	Abbott Laboratories	107,008
512	Agilent Technologies, Inc.*	25,533
36	Alere, Inc.*	1,440
263	Alexion Pharmaceuticals, Inc.*	12,471
447	Allergan, Inc.	36,980
171	Allscripts Healthcare Solutions, Inc.*	3,439
415	AmerisourceBergen Corp.	17,106
211	Amylin Pharmaceuticals, Inc.*	2,931
731	Baxter International, Inc.	43,509
325	Becton, Dickinson and Co.	28,454
149	BioMarin Pharmaceutical, Inc.*	4,206
17	Brookdale Senior Living, Inc.*	439
127	C.R. Bard, Inc.	14,196
183	Cardinal Health, Inc.	8,312
58	CareFusion Corp.*	1,681
680	Celgene Corp.*	41,419
101	Cerner Corp.*	12,130
18	Charles River Laboratories International, Inc.*	696
97	Community Health Systems, Inc.*	2,778
13	Cooper Cos., Inc. (The)	974
89	Covance, Inc.*	5,238
737	Covidien plc	40,535
143	DaVita, Inc.*	12,019
212	Dendreon Corp.*	8,987
215	DENTSPLY International, Inc.	8,437
167	Edwards Lifesciences Corp.*	14,818
344	Eli Lilly & Co.	13,237
38	Emdeon, Inc., Class A*	583
806	Express Scripts, Inc.*	48,005
73	Gen-Probe, Inc.*	5,971
1,170	Gilead Sciences, Inc.*	48,836
368	Health Management Associates, Inc., Class A*	4,195
134	Henry Schein, Inc.*	9,624
78	Hill-Rom Holdings, Inc.	3,560
244	Hospira, Inc.*	13,491
276	Human Genome Sciences, Inc.*	7,554
85	IDEXX Laboratories, Inc.*	6,691
188	Illumina, Inc.*	13,551
58	Intuitive Surgical, Inc.*	20,242
608	Johnson & Johnson	40,912
8	Kinetic Concepts, Inc.*	475
153	Laboratory Corp. of America Holdings*	15,427
190	Life Technologies Corp.*	9,874
146	Lincare Holdings, Inc.	4,427
161	McKesson Corp.	13,783
595	Medco Health Solutions, Inc.*	35,617
65	MEDNAX, Inc.*	4,885
1,246	Medtronic, Inc.	50,712
49	Mettler-Toledo International, Inc.*	8,201
539	Mylan, Inc.*	12,691
126	Myriad Genetics, Inc.*	3,202
17	Omnicare, Inc.	534
150	Patterson Cos., Inc.	5,188
79	PerkinElmer, Inc.	2,187
119	Perrigo Co.	10,182
155	Pharmaceutical Product Development, Inc.	4,472
164	Quest Diagnostics, Inc.	9,581
103	Regeneron Pharmaceuticals, Inc.*	6,182
223	ResMed, Inc.*	7,181
486	St. Jude Medical, Inc.	24,626
463	Stryker Corp.	28,891
75	Talecris Biotherapeutics Holdings Corp.*	2,160
55	Techne Corp.	4,482
9	Teleflex, Inc.	559
514	Tenet Healthcare Corp.*	3,279
84	Thoratec Corp.*	2,921
73	United Therapeutics Corp.*	4,714
9	Universal Health Services, Inc., Class B	490
172	Varian Medical Systems, Inc.*	11,617
126	VCA Antech, Inc.*	3,081
297	Vertex Pharmaceuticals, Inc.*	16,035
132	Warner Chilcott plc, Class A	3,182
137	Waters Corp.*	13,503
		1,016,529
	Industrials - 7.8%

1,049	3M Co.	99,005
46	Aecom Technology Corp.*	1,319
45	Alliant Techsystems, Inc.	3,219
235	AMETEK, Inc.	10,220
158	AMR Corp.*	991
2	Armstrong World Industries, Inc.	96
9	Avery Dennison Corp.	381
134	Babcock & Wilcox Co. (The)*	3,759
904	Boeing Co. (The)	70,539
111	Bucyrus International, Inc.	10,195
244	C.H. Robinson Worldwide, Inc.	19,574
6	Carlisle Cos., Inc.	292
924	Caterpillar, Inc.	97,759
60	Chicago Bridge & Iron Co. N.V. (NY Shares)	2,284
6	CNH Global N.V.*	254
6	Con-way, Inc.	237
246	Cooper Industries plc	15,461
29	Copa Holdings S.A., Class A	1,812
88	Copart, Inc.*	4,136
28	Corrections Corp. of America*	644
10	Covanta Holding Corp.	170
295	Cummins, Inc.	31,046
724	Danaher Corp.	39,480
590	Deere & Co.	50,787
1,228	Delta Air Lines, Inc.*	12,378
113	Donaldson Co., Inc.	6,747
174	Dover Corp.	11,698

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
74	Dun & Bradstreet Corp.	$5,936
129	Eaton Corp.	6,665
1,108	Emerson Electric Co.	60,441
313	Expeditors International of Washington, Inc.	16,533
389	Fastenal Co.	12,907
298	FedEx Corp.	27,905
70	Flowserve Corp.	8,486
16	Fluor Corp.	1,103
50	FTI Consulting, Inc.*	1,909
73	Gardner Denver, Inc.	6,116
19	GATX Corp.	755
27	General Cable Corp.*	1,127
3,643	General Electric Co.	71,549
52	Goodrich Corp.	4,539
89	Graco, Inc.	4,500
9	Harsco Corp.	302
243	Hertz Global Holdings, Inc.*	3,924
1,127	Honeywell International, Inc.	67,113
35	Hubbell, Inc., Class B	2,316
99	IDEX Corp.	4,489
71	IHS, Inc., Class A*	6,228
648	Illinois Tool Works, Inc.	37,143
269	Iron Mountain, Inc.	9,149
127	J.B. Hunt Transport Services, Inc.	5,823
111	Jacobs Engineering Group, Inc.*	5,113
151	Joy Global, Inc.	13,537
95	Kansas City Southern*	5,595
6	KAR Auction Services, Inc.*	125
13	KBR, Inc.	485
90	Kennametal, Inc.	3,756
5	Kirby Corp.*	287
74	Landstar System, Inc.	3,502
69	Lennox International, Inc.	3,216
63	Lincoln Electric Holdings, Inc.	4,703
334	Lockheed Martin Corp.	26,019
193	Manitowoc Co., Inc. (The)	3,478
158	Masco Corp.	2,251
64	MSC Industrial Direct Co., Class A	4,449
105	Navistar International Corp.*	6,916
40	Nielsen Holdings N.V.*	1,260
132	Oshkosh Corp.*	3,656
93	Owens Corning*	3,553
537	PACCAR, Inc.	26,850
172	Pall Corp.	9,649
67	Parker Hannifin Corp.	5,953
75	Pentair, Inc.	3,036
218	Pitney Bowes, Inc.	5,208
209	Precision Castparts Corp.	32,834
16	R.R. Donnelley & Sons Co.	341
47	Regal-Beloit Corp.	3,243
143	Republic Services, Inc.	4,507
221	Robert Half International, Inc.	6,093
210	Rockwell Automation, Inc.	17,453
122	Rockwell Collins, Inc.	7,458
138	Roper Industries, Inc.	11,519
41	Ryder System, Inc.	2,255
61	Shaw Group, Inc. (The)*	2,228
146	Southwest Airlines Co.	1,727
24	Spirit Aerosystems Holdings, Inc., Class A*	526
14	SPX Corp.	1,161
124	Stericycle, Inc.*	11,047
207	Textron, Inc.	4,736
14	Thomas & Betts Corp.*	766
94	Timken Co.	4,852
46	Toro Co. (The)	2,938
10	Towers Watson & Co., Class A	634
72	TransDigm Group, Inc.*	5,904
102	Tyco International Ltd.	5,034
93	Union Pacific Corp.	9,762
423	United Continental Holdings, Inc.*	10,215
1,050	United Parcel Service, Inc., Class B	77,165
1,254	United Technologies Corp.	110,064
41	USG Corp.*	584
125	UTi Worldwide, Inc.	2,779
33	Valmont Industries, Inc.	3,307
143	Verisk Analytics, Inc., Class A*	4,869
86	W.W. Grainger, Inc.	12,992
95	WABCO Holdings, Inc.*	6,512
135	Waste Connections, Inc.	4,244
20	WESCO International, Inc.*	1,112
11	Westinghouse Air Brake Technologies Corp.	743
		1,375,642
	Information Technology - 17.6%

899	Accenture plc, Class A	51,594
191	Activision Blizzard, Inc.	2,290
774	Adobe Systems, Inc.*	26,804
338	Advanced Micro Devices, Inc.*	2,934
267	Akamai Technologies, Inc.*	9,061
78	Alliance Data Systems Corp.*	7,327
471	Altera Corp.	22,650
79	Amdocs Ltd.*	2,405
255	Amphenol Corp., Class A	13,785
438	Analog Devices, Inc.	18,032
133	ANSYS, Inc.*	7,630
1,338	Apple, Inc.*	465,397
1,975	Applied Materials, Inc.	27,215
19	Arrow Electronics, Inc.*	848
606	Atmel Corp.*	9,102
337	Autodesk, Inc.*	14,484
740	Automatic Data Processing, Inc.	40,781
156	Avago Technologies Ltd.	5,271
5	AVX Corp.	79
267	BMC Software, Inc.*	14,907
15	Booz Allen Hamilton Holding Corp.*	270
792	Broadcom Corp., Class A*	28,496
170	Broadridge Financial Solutions, Inc.	3,890
466	CA, Inc.	10,904
397	Cadence Design Systems, Inc.*	4,244
136	Ciena Corp.*	3,638
8,399	Cisco Systems, Inc.	141,103
273	Citrix Systems, Inc.*	23,920
440	Cognizant Technology Solutions Corp., Class A*	33,458
187	Compuware Corp.*	1,906
287	Corning, Inc.	5,783
158	Cree, Inc.*	6,935
255	Cypress Semiconductor Corp.*	5,972
2,502	Dell, Inc.*	40,232
21	Diebold, Inc.	694
79	Dolby Laboratories, Inc., Class A*	3,692
52	DST Systems, Inc.	2,614
643	eBay, Inc.*	20,042
456	Electronic Arts, Inc.*	11,131
3,023	EMC Corp.*	86,065
67	Equinix, Inc.*	6,794
118	F5 Networks, Inc.*	13,402
69	Factset Research Systems, Inc.	7,649
82	First Solar, Inc.*	10,188
141	Fiserv, Inc.*	9,097
14	FleetCor Technologies, Inc.*	472

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
226	FLIR Systems, Inc.	$8,170
108	Gartner, Inc.*	4,215
97	Genpact Ltd.*	1,554
120	Global Payments, Inc.	6,235
358	Google, Inc., Class A*	189,389
191	Harris Corp.	9,443
3,221	Hewlett-Packard Co.	120,401
156	Informatica Corp.*	9,151
13	Ingram Micro, Inc., Class A*	247
5,597	Intel Corp.	125,988
1,781	International Business Machines Corp.	300,864
62	Intersil Corp., Class A	890
413	Intuit, Inc.*	22,290
55	Itron, Inc.*	2,819
187	Jabil Circuit, Inc.	4,035
317	JDS Uniphase Corp.*	6,400
774	Juniper Networks, Inc.*	28,336
14	KLA-Tencor Corp.	603
186	Lam Research Corp.*	8,741
131	Lender Processing Services, Inc.	3,482
330	Linear Technology Corp.	11,415
755	Marvell Technology Group Ltd.*	12,261
143	Mastercard, Inc., Class A	41,048
445	Maxim Integrated Products, Inc.	12,126
139	MEMC Electronic Materials, Inc.*	1,462
271	Microchip Technology, Inc.	10,713
118	MICROS Systems, Inc.*	6,025
7,536	Microsoft Corp.	188,475
92	Monster Worldwide, Inc.*	1,419
128	National Instruments Corp.	3,738
335	National Semiconductor Corp.	8,218
236	NCR Corp.*	4,607
541	NetApp, Inc.*	29,631
110	NeuStar, Inc., Class A*	2,944
118	Novellus Systems, Inc.*	4,280
334	Nuance Communications, Inc.*	7,335
841	NVIDIA Corp.*	16,854
632	ON Semiconductor Corp.*	7,091
5,602	Oracle Corp.	191,700
475	Paychex, Inc.	15,342
18	PMC-Sierra, Inc.*	141
125	Polycom, Inc.*	7,176
155	QLogic Corp.*	2,508
2,412	QUALCOMM, Inc.	141,319
145	Rambus, Inc.*	2,113
277	Red Hat, Inc.*	12,077
165	Rovi Corp.*	9,563
421	SAIC, Inc.*	7,393
168	Salesforce.com, Inc.*	25,580
338	SanDisk Corp.*	16,062
457	Seagate Technology plc	7,678
68	Silicon Laboratories, Inc.*	2,923
273	Skyworks Solutions, Inc.*	6,953
103	Solera Holdings, Inc.	6,086
56	SunPower Corp., Class A*	1,179
104	Symantec Corp.*	2,033
14	Synopsys, Inc.*	383
245	Teradata Corp.*	13,669
265	Teradyne, Inc.*	4,243
814	Texas Instruments, Inc.	28,734
178	Trimble Navigation Ltd.*	7,777
110	Varian Semiconductor Equipment Associates, Inc.*	6,756
253	VeriSign, Inc.	8,860
687	Visa, Inc., Class A	55,688
64	Vistaprint N.V.*	3,147
108	VMware, Inc., Class A*	10,511
87	WebMD Health Corp.*	4,148
77	Western Digital Corp.*	2,822
935	Western Union Co. (The)	19,224
381	Xilinx, Inc.	13,594
809	Yahoo!, Inc.*	13,389
46	Zebra Technologies Corp., Class A*	2,045
		3,100,898
	Materials - 3.0%

312	Air Products & Chemicals, Inc.	29,668
123	Airgas, Inc.	8,497
24	AK Steel Holding Corp.	367
134	Albemarle Corp.	9,493
218	Alcoa, Inc.	3,665
155	Allegheny Technologies, Inc.	10,385
10	Ashland, Inc.	683
52	Ball Corp.	2,054
65	Carpenter Technology Corp.	3,417
230	Celanese Corp.	11,981
75	CF Industries Holdings, Inc.	11,533
199	Cliffs Natural Resources, Inc.	18,049
48	Compass Minerals International, Inc.	4,463
238	Crown Holdings, Inc.*	9,665
460	E.I. du Pont de Nemours & Co.	24,518
64	Eagle Materials, Inc.	1,844
22	Eastman Chemical Co.	2,329
343	Ecolab, Inc.	18,824
73	FMC Corp.	6,158
1,382	Freeport-McMoRan Copper & Gold, Inc.	71,366
117	International Flavors & Fragrances, Inc.	7,495
500	International Paper Co.	15,610
94	Lubrizol Corp.	12,643
67	Martin Marietta Materials, Inc.	5,739
802	Monsanto Co.	56,974
233	Mosaic Co. (The)	16,508
191	Nalco Holding Co.	5,451
700	Newmont Mining Corp.	39,599
199	Nucor Corp.	8,426
75	Owens-Illinois, Inc.*	2,409
40	PPG Industries, Inc.	3,548
450	Praxair, Inc.	47,628
12	Reliance Steel & Aluminum Co.	618
12	Royal Gold, Inc.	744
95	RPM International, Inc.	2,232
7	Schnitzer Steel Industries, Inc., Class A	414
68	Scotts Miracle-Gro Co. (The), Class A	3,924
84	Sherwin-Williams Co. (The)	7,379
165	Sigma-Aldrich Corp.	11,598
249	Southern Copper Corp.	8,605
90	SXC Health Solutions Corp.*	5,305
29	Temple-Inland, Inc.	688
126	Titanium Metals Corp.*	2,360
40	United States Steel Corp.	1,844
15	Valspar Corp.	577
74	Walter Energy, Inc.	9,217
		526,494
	Telecommunication Services - 0.5%

593	American Tower Corp., Class A*	32,900
170	Clearwire Corp., Class A*	782
427	Crown Castle International Corp.*	17,682
557	Frontier Communications Corp.	4,929

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
940	Level 3 Communications, Inc.*	$2,153
177	MetroPCS Communications, Inc.*	3,168
194	NII Holdings, Inc.*	8,470
172	SBA Communications Corp., Class A*	6,758
223	tw telecom, inc.*	4,839
311	Windstream Corp.	4,183
		85,864
	Utilities - 0.0%

239	Calpine Corp.*	3,774
65	ITC Holdings Corp.	4,699
15	Ormat Technologies, Inc.	330
		8,803
	Total Common Stocks (Cost $7,665,039)	10,291,959

Principal Amount
	U.S. Government & Agency Securities (a) - 1.8%
	Federal Home Loan Bank
$261,049	0.00%, due 06/01/11	261,049
17,403	0.01%, due 06/01/11	17,403
43,508	0.02%, due 06/02/11	43,508
	Total U.S. Government & Agency Securities (Cost $321,960)	321,960

	Repurchase Agreements (a)(b) - 15.2%
2,670,158	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $2,670,176	2,670,158
	Total Repurchase Agreements (Cost $2,670,158)	2,670,158

	Total Investment Securities (Cost $10,657,157) — 75.5%	13,284,077
	Other assets less liabilities — 24.5%	4,320,332
	Net Assets — 100.0%	$17,604,409

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $3,799,877.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,655,641
Aggregate gross unrealized depreciation	(784,338)
Net unrealized appreciation	$1,871,303
Federal income tax cost of investments	$11,412,774

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$274,576	$1,758

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	7,527,973	32,628

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	1,260,625	269,083

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	11,819,221	2,683,307

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	4,032,096	704,460

		$3,691,236

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

Ultra Russell MidCap Value

Shares		Value
	Common Stocks (a) - 43.6%
	Consumer Discretionary - 4.7%

60	Aaron’s, Inc.	$1,693
39	Abercrombie & Fitch Co., Class A	2,955
275	American Eagle Outfitters, Inc.	3,646
105	Autoliv, Inc.	8,083
81	AutoNation, Inc.*	2,843
16	BorgWarner, Inc.*	1,160
20	Brinker International, Inc.	516
416	Cablevision Systems Corp., Class A	14,776
1,117	CBS Corp., Class B	31,220
70	Central European Media Enterprises Ltd., Class A*	1,521
48	Choice Hotels International, Inc.	1,711
76	Clear Channel Outdoor Holdings, Inc., Class A*	1,125
519	D.R. Horton, Inc.	6,321
143	Discovery Communications, Inc., Class A*	6,229
373	DISH Network Corp., Class A*	11,294
33	Education Management Corp.*	710
225	Expedia, Inc.	6,302
28	Federal-Mogul Corp.*	648
292	Foot Locker, Inc.	7,282
250	Fortune Brands, Inc.	16,183
262	GameStop Corp., Class A*	7,331
444	Gannett Co., Inc.	6,331
197	Garmin Ltd.*	6,714
296	Genuine Parts Co.	16,221
338	H&R Block, Inc.	5,476
68	Harman International Industries, Inc.	3,262
81	Hyatt Hotels Corp., Class A*	3,611
81	IAC/InterActiveCorp*	2,979
36	International Speedway Corp., Class A	1,030
272	J.C. Penney Co., Inc.	9,637
172	Jarden Corp.	6,027
6	John Wiley & Sons, Inc., Class A	318
143	KB Home	1,756
85	Lamar Advertising Co., Class A*	2,468
138	Lear Corp.	7,013
113	Leggett & Platt, Inc.	2,919
297	Lennar Corp., Class A	5,637
441	Liberty Global, Inc., Class A*	19,867
129	Liberty Media Corp. - Capital, Class A*	11,757
1,114	Liberty Media Corp. - Interactive, Class A*	20,286
96	Liberty Media Corp. - Starz, Class A*	7,322
709	Macy’s, Inc.	20,476
76	Madison Square Garden Co. (The), Class A*	2,091
286	Mattel, Inc.	7,549
175	McGraw-Hill Cos., Inc. (The)	7,432
70	MDC Holdings, Inc.	1,886
38	Meredith Corp.	1,201
468	MGM Resorts International*	7,053
92	Mohawk Industries, Inc.*	6,120
253	New York Times Co. (The), Class A*	2,029
541	Newell Rubbermaid, Inc.	9,635
462	Office Depot, Inc.*	1,945
127	Penn National Gaming, Inc.*	5,144
629	PulteGroup, Inc.*	5,309
197	RadioShack Corp.	3,105
115	Regal Entertainment Group, Class A	1,558
150	Royal Caribbean Cruises Ltd.*	5,850
80	Sears Holdings Corp.*	5,680
448	Service Corp. International	5,143
159	Signet Jewelers Ltd.*	7,316
9	Tesla Motors, Inc.*	271
269	Toll Brothers, Inc.*	5,851
47	TRW Automotive Holdings Corp.*	2,673
164	VF Corp.	16,346
619	Virgin Media, Inc.	20,192
10	Washington Post Co. (The), Class B	4,106
378	Wendy’s/Arby’s Group, Inc., Class A	1,901
80	Whirlpool Corp.	6,704
317	Wyndham Worldwide Corp.	11,035
		449,781
	Consumer Staples - 2.9%

92	BJ’s Wholesale Club, Inc.*	4,639
49	Brown-Forman Corp., Class B	3,551
269	Bunge Ltd.	20,027
129	Campbell Soup Co.	4,483
132	Central European Distribution Corp.*	1,658
14	Clorox Co.	987
244	Coca-Cola Enterprises, Inc.	7,049
685	ConAgra Foods, Inc.	17,420
342	Constellation Brands, Inc., Class A*	7,510
140	Corn Products International, Inc.	7,942
338	Dean Foods Co.*	4,691
294	Dr. Pepper Snapple Group, Inc.	12,113
131	Energizer Holdings, Inc.*	10,094
89	Flowers Foods, Inc.	2,966
348	H. J. Heinz Co.	19,112
19	Hansen Natural Corp.*	1,361
119	Hershey Co. (The)	6,632
258	Hormel Foods Corp.	7,567
222	J.M. Smucker Co. (The)	17,600
268	Lorillard, Inc.	30,895
124	McCormick & Co., Inc. (Non-Voting)	6,224
329	Mead Johnson Nutrition Co.	22,303
246	Molson Coors Brewing Co., Class B	11,476
102	Ralcorp Holdings, Inc.*	8,970
687	Safeway, Inc.	16,969
313	Sara Lee Corp.	6,119
256	Smithfield Foods, Inc.*	5,363
396	SUPERVALU, Inc.	4,063
557	Tyson Foods, Inc., Class A	10,594
		280,378
	Energy - 5.1%

196	Alpha Natural Resources, Inc.*	10,739
89	Arch Coal, Inc.	2,660
84	Atwood Oceanics, Inc.*	3,641
194	Cabot Oil & Gas Corp.	11,398
195	Cameron International Corp.*	9,294
151	Cobalt International Energy, Inc.*	2,173
88	Comstock Resources, Inc.*	2,646
228	CONSOL Energy, Inc.	11,690
6	Continental Resources, Inc.*	397
744	Denbury Resources, Inc.*	16,338
87	Diamond Offshore Drilling, Inc.	6,409
14	Dresser-Rand Group, Inc.*	736
1,165	El Paso Corp.	24,523
134	Energen Corp.	8,344
19	EQT Corp.	1,029
106	Exterran Holdings, Inc.*	2,284
75	Forest Oil Corp.*	2,243
197	Frontier Oil Corp.	5,882
17	Frontline Ltd.	313
175	Helmerich & Payne, Inc.	10,969
27	Holly Corp.	1,682
192	Massey Energy Co.	12,672

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
91	McDermott International, Inc.*	$1,931
315	Murphy Oil Corp.	21,700
320	Nabors Industries Ltd.*	8,925
249	Newfield Exploration Co.*	18,573
326	Noble Energy, Inc.	30,383
103	Oceaneering International, Inc.*	8,395
88	Oil States International, Inc.*	6,956
287	Patterson-UTI Energy, Inc.	8,992
501	Peabody Energy Corp.	30,741
163	Petrohawk Energy Corp.*	4,315
216	Pioneer Natural Resources Co.	19,833
261	Plains Exploration & Production Co.*	9,618
326	QEP Resources, Inc.	14,181
206	Quicksilver Resources, Inc.*	2,944
206	Rowan Cos., Inc.*	8,168
278	SandRidge Energy, Inc.*	3,147
40	SEACOR Holdings, Inc.	3,987
38	SM Energy Co.	2,527
232	Southern Union Co.	7,037
1,208	Spectra Energy Corp.	33,329
225	Sunoco, Inc.	9,110
136	Superior Energy Services, Inc.*	5,096
79	Teekay Corp.	2,650
263	Tesoro Corp.*	6,417
97	Tidewater, Inc.	5,301
75	Unit Corp.*	4,319
1,054	Valero Energy Corp.	28,985
824	Weatherford International Ltd.*	16,291
203	Whiting Petroleum Corp.*	13,621
		485,534
	Financials - 12.7%

115	Alexandria Real Estate Equities, Inc. (REIT)	9,492
13	Alleghany Corp.*	4,331
71	Allied World Assurance Co. Holdings Ltd.	4,304
284	AMB Property Corp. (REIT)	10,505
151	American Financial Group, Inc./OH	5,370
239	American International Group, Inc.*	6,812
13	American National Insurance Co.	1,045
361	Ameriprise Financial, Inc.	22,104
1,479	Annaly Capital Management, Inc. (REIT)	26,814
502	AON Corp.	26,179
110	Apartment Investment & Management Co., Class A (REIT)	2,940
232	Arch Capital Group Ltd.*	7,825
381	Ares Capital Corp.	6,408
154	Arthur J. Gallagher & Co.	4,421
131	Aspen Insurance Holdings Ltd.	3,519
322	Associated Banc-Corp	4,537
186	Assurant, Inc.	6,880
344	Assured Guaranty Ltd.	5,855
163	AvalonBay Communities, Inc. (REIT)	21,690
160	Axis Capital Holdings Ltd.	5,270
156	BancorpSouth, Inc.	2,003
61	Bank of Hawaii Corp.	2,891
47	BOK Financial Corp.	2,491
259	Boston Properties, Inc. (REIT)	28,063
245	Brandywine Realty Trust (REIT)	3,126
139	BRE Properties, Inc. (REIT)	7,092
99	Brown & Brown, Inc.	2,613
130	Camden Property Trust (REIT)	8,356
602	CapitalSource, Inc.	3,895
79	Capitol Federal Financial, Inc.	944
13	CBOE Holdings, Inc.	342
1,880	Chimera Investment Corp. (REIT)	7,351
273	Cincinnati Financial Corp.	8,305
373	CIT Group, Inc.*	16,535
85	City National Corp./CA	4,788
49	CNA Financial Corp.	1,496
329	Comerica, Inc.	11,880
142	Commerce Bancshares, Inc./MO	6,075
134	CommonWealth REIT (REIT)	3,497
134	Corporate Office Properties Trust (REIT)	4,746
98	Cullen/Frost Bankers, Inc.	5,708
372	Developers Diversified Realty Corp. (REIT)	5,390
9	Digital Realty Trust, Inc. (REIT)	561
1,014	Discover Financial Services	24,174
228	Douglas Emmett, Inc. (REIT)	4,799
469	Duke Realty Corp. (REIT)	7,054
522	E*Trade Financial Corp.*	8,253
276	East West Bancorp, Inc.	5,545
56	Endurance Specialty Holdings Ltd.	2,274
494	Equity Residential (REIT)	30,544
15	Erie Indemnity Co., Class A	1,068
37	Essex Property Trust, Inc. (REIT)	5,092
103	Everest Re Group Ltd.	9,164
46	Federal Realty Investment Trust (REIT)	4,030
53	Federated Investors, Inc., Class B	1,358
428	Fidelity National Financial, Inc., Class A	6,839
1,711	Fifth Third Bancorp	22,346
10	First Citizens BancShares, Inc./NC, Class A	1,956
491	First Horizon National Corp.	5,160
577	First Niagara Financial Group, Inc.	8,193
253	Forest City Enterprises, Inc., Class A*	4,850
370	Fulton Financial Corp.	4,122
139	General Growth Properties, Inc. (REIT)	2,291
743	Genworth Financial, Inc., Class A*	8,255
3	Green Dot Corp., Class A*	116
84	Hanover Insurance Group, Inc. (The)	3,449
759	Hartford Financial Services Group, Inc.	20,227
214	HCC Insurance Holdings, Inc.	7,081
749	HCP, Inc. (REIT)	28,417
329	Health Care REIT, Inc. (REIT)	17,500
230	Hospitality Properties Trust (REIT)	5,676
1,227	Host Hotels & Resorts, Inc. (REIT)	21,571
10	Howard Hughes Corp. (The)*	765
807	Hudson City Bancorp, Inc.	7,368
1,610	Huntington Bancshares, Inc./OH	10,626
48	Interactive Brokers Group, Inc., Class A	824
608	Invesco Ltd.	14,999
311	Janus Capital Group, Inc.	3,213
237	Jefferies Group, Inc.	5,247
1,773	KeyCorp	15,017
756	Kimco Realty Corp. (REIT)	14,750
288	Legg Mason, Inc.	9,746
363	Leucadia National Corp.	12,872
211	Liberty Property Trust (REIT)	7,609
564	Lincoln National Corp.	16,553
25	LPL Investment Holdings, Inc.*	899
145	M&T Bank Corp.	12,810
242	Macerich Co. (The) (REIT)	13,158
162	Mack-Cali Realty Corp. (REIT)	5,728
18	Markel Corp.*	7,446

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
79	Marsh & McLennan Cos., Inc.	$2,423
983	Marshall & Ilsley Corp.	7,864
286	MBIA, Inc.*	2,517
50	Mercury General Corp.	2,084
192	NASDAQ OMX Group, Inc. (The)*	4,900
235	Nationwide Health Properties, Inc. (REIT)	10,293
812	New York Community Bancorp, Inc.	13,154
382	NYSE Euronext	13,909
483	Old Republic International Corp.	6,004
43	OneBeacon Insurance Group Ltd., Class A	645
126	PartnerRe Ltd.	9,430
653	People’s United Financial, Inc.	8,718
98	Piedmont Office Realty Trust, Inc., Class A (REIT)	2,015
175	Plum Creek Timber Co., Inc. (REIT)	7,091
1,907	Popular, Inc.*	5,530
596	Principal Financial Group, Inc.	18,637
1,250	Progressive Corp. (The)	27,063
995	ProLogis (REIT)	16,477
160	Protective Life Corp.	3,862
185	Raymond James Financial, Inc.	6,612
105	Rayonier, Inc. (REIT)	6,971
236	Realty Income Corp. (REIT)	8,293
168	Regency Centers Corp. (REIT)	7,780
2,342	Regions Financial Corp.	16,535
136	Reinsurance Group of America, Inc.	8,640
96	RenaissanceRe Holdings Ltd.	6,908
265	Senior Housing Properties Trust (REIT)	6,400
155	SL Green Realty Corp. (REIT)	13,952
983	SLM Corp.*	16,750
18	St. Joe Co. (The)*	391
88	StanCorp Financial Group, Inc.	3,800
999	SunTrust Banks, Inc.	28,102
65	Symetra Financial Corp.	872
1,460	Synovus Financial Corp.	3,475
102	Taubman Centers, Inc. (REIT)	6,178
296	TCF Financial Corp.	4,455
149	TFS Financial Corp.*	1,527
144	Torchmark Corp.	9,547
120	Transatlantic Holdings, Inc.	5,585
317	UDR, Inc. (REIT)	8,261
95	Unitrin, Inc.	2,834
577	Unum Group	15,181
108	Validus Holdings Ltd.	3,481
316	Valley National Bancorp	4,293
213	Ventas, Inc. (REIT)	12,013
274	Vornado Realty Trust (REIT)	26,956
224	W. R. Berkley Corp.	7,417
210	Washington Federal, Inc.	3,337
224	Weingarten Realty Investors (REIT)	5,963
3	Wesco Financial Corp.	1,164
998	Weyerhaeuser Co. (REIT)	21,497
13	White Mountains Insurance Group Ltd.	5,323
603	XL Group plc	14,267
341	Zions Bancorp.	8,126
		1,220,985
	Health Care - 2.5%

111	Alere, Inc.*	4,440
131	Beckman Coulter, Inc.	10,885
36	Bio-Rad Laboratories, Inc., Class A*	4,479
2,828	Boston Scientific Corp.*	20,305
138	Brookdale Senior Living, Inc.*	3,562
264	CareFusion Corp.*	7,651
140	Cephalon, Inc.*	11,157
73	Charles River Laboratories International, Inc.*	2,824
516	CIGNA Corp.	25,743
54	Community Health Systems, Inc.*	1,547
69	Cooper Cos., Inc. (The)	5,169
276	Coventry Health Care, Inc.*	9,710
4	Emdeon, Inc., Class A*	61
217	Endo Pharmaceuticals Holdings, Inc.*	9,034
532	Forest Laboratories, Inc.*	19,163
173	Health Net, Inc.*	5,552
18	Hill-Rom Holdings, Inc.	821
483	Hologic, Inc.*	10,384
317	Humana, Inc.*	25,528
106	Kinetic Concepts, Inc.*	6,290
99	Life Technologies Corp.*	5,145
96	LifePoint Hospitals, Inc.*	4,032
5	MEDNAX, Inc.*	376
128	Mylan, Inc.*	3,014
202	Omnicare, Inc.	6,351
120	PerkinElmer, Inc.	3,323
32	Quest Diagnostics, Inc.	1,869
63	Teleflex, Inc.	3,912
251	Tenet Healthcare Corp.*	1,601
156	Universal Health Services, Inc., Class B	8,500
198	Watson Pharmaceuticals, Inc.*	12,741
		235,169
	Industrials - 4.7%

131	Aecom Technology Corp.*	3,756
173	AGCO Corp.*	8,939
77	Alexander & Baldwin, Inc.	3,771
4	Alliant Techsystems, Inc.	286
420	AMR Corp.*	2,633
34	Armstrong World Industries, Inc.	1,632
194	Avery Dennison Corp.	8,214
45	Babcock & Wilcox Co. (The)*	1,262
179	BE Aerospace, Inc.*	6,698
105	Carlisle Cos., Inc.	5,103
112	Chicago Bridge & Iron Co. N.V. (NY Shares)	4,263
248	Cintas Corp.	8,147
40	CNH Global N.V.*	1,693
92	Con-way, Inc.	3,637
21	Copa Holdings S.A., Class A	1,312
165	Corrections Corp. of America*	3,795
215	Covanta Holding Corp.	3,649
92	Crane Co.	4,525
128	Dover Corp.	8,605
462	Eaton Corp.	23,871
236	Equifax, Inc.	8,918
16	Flowserve Corp.	1,940
313	Fluor Corp.	21,575
15	FTI Consulting, Inc.*	573
5	Gardner Denver, Inc.	419
62	GATX Corp.	2,463
62	General Cable Corp.*	2,588
168	Goodrich Corp.	14,665
139	Harsco Corp.	4,658
53	Hertz Global Holdings, Inc.*	856
67	Hubbell, Inc., Class B	4,433
26	IDEX Corp.	1,179
600	Ingersoll-Rand plc	29,940
342	ITT Corp.	19,706
92	Jacobs Engineering Group, Inc.*	4,237

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
84	Kansas City Southern*	$4,947
44	KAR Auction Services, Inc.*	920
265	KBR, Inc.	9,890
38	Kennametal, Inc.	1,586
94	Kirby Corp.*	5,402
202	L-3 Communications Holdings, Inc.	16,493
153	Manpower, Inc.	9,353
468	Masco Corp.	6,669
102	Nielsen Holdings N.V.*	3,212
95	Owens Corning*	3,629
215	Parker Hannifin Corp.	19,103
88	Pentair, Inc.	3,562
110	Pitney Bowes, Inc.	2,628
392	Quanta Services, Inc.*	7,742
364	R.R. Donnelley & Sons Co.	7,768
12	Regal-Beloit Corp.	828
425	Republic Services, Inc.	13,396
139	Rockwell Collins, Inc.	8,497
47	Ryder System, Inc.	2,585
57	Shaw Group, Inc. (The)*	2,082
108	Snap-On, Inc.	6,515
1,284	Southwest Airlines Co.	15,190
168	Spirit Aerosystems Holdings, Inc., Class A*	3,679
75	SPX Corp.	6,218
299	Stanley Black & Decker, Inc.	22,090
203	Terex Corp.*	6,019
247	Textron, Inc.	5,651
81	Thomas & Betts Corp.*	4,435
42	Timken Co.	2,168
68	Towers Watson & Co., Class A	4,315
148	Trinity Industries, Inc.	5,090
83	United Continental Holdings, Inc.*	2,004
147	URS Corp.*	6,477
75	USG Corp.*	1,069
31	UTi Worldwide, Inc.	689
45	Waste Connections, Inc.	1,415
54	WESCO International, Inc.*	3,002
76	Westinghouse Air Brake Technologies Corp.	5,137
		455,396
	Information Technology - 2.5%

691	Advanced Micro Devices, Inc.*	5,998
259	Amdocs Ltd.*	7,884
199	AOL, Inc.*	4,093
191	Arrow Electronics, Inc.*	8,524
90	Atmel Corp.*	1,352
283	Avnet, Inc.*	10,245
83	AVX Corp.	1,306
7	Booz Allen Hamilton Holding Corp.*	126
21	Broadridge Financial Solutions, Inc.	481
870	Brocade Communications Systems, Inc.*	5,803
135	CA, Inc.	3,159
288	Computer Sciences Corp.	11,488
183	Compuware Corp.*	1,865
185	Convergys Corp.*	2,364
204	CoreLogic, Inc.*	3,695
97	Diebold, Inc.	3,206
69	EchoStar Corp., Class A*	2,325
37	Electronic Arts, Inc.*	903
234	Fairchild Semiconductor International, Inc.*	4,221
492	Fidelity National Information Services, Inc.	15,833
89	Fiserv, Inc.*	5,742
10	FleetCor Technologies, Inc.*	337
275	Ingram Micro, Inc., Class A*	5,228
132	International Rectifier Corp.*	3,799
152	Intersil Corp., Class A	2,181
5	Itron, Inc.*	256
98	Jabil Circuit, Inc.	2,115
300	KLA-Tencor Corp.	12,930
146	Lexmark International, Inc., Class A*	4,348
1,150	LSI Corp.*	8,614
247	MEMC Electronic Materials, Inc.*	2,598
1,596	Micron Technology, Inc.*	16,279
248	Molex, Inc.	6,788
119	Monster Worldwide, Inc.*	1,835
43	National Semiconductor Corp.	1,055
19	Novellus Systems, Inc.*	689
405	PMC-Sierra, Inc.*	3,175
223	Seagate Technology plc	3,746
111	SunPower Corp., Class A*	2,338
262	Synopsys, Inc.*	7,163
87	Tech Data Corp.*	4,121
676	Tellabs, Inc.	3,089
307	Total System Services, Inc.	5,710
284	Vishay Intertechnology, Inc.*	4,507
23	Vishay Precision Group, Inc.*	419
329	Western Digital Corp.*	12,058
2,572	Xerox Corp.	26,260
44	Zebra Technologies Corp., Class A*	1,956
		244,207
	Materials - 2.3%

174	AK Steel Holding Corp.	2,662
127	Aptargroup, Inc.	6,782
133	Ashland, Inc.	9,089
249	Ball Corp.	9,838
203	Bemis Co., Inc.	6,723
122	Cabot Corp.	5,152
37	CF Industries Holdings, Inc.	5,690
213	Commercial Metals Co.	3,172
91	Cytec Industries, Inc.	5,113
79	Domtar Corp.	8,096
107	Eastman Chemical Co.	11,326
43	FMC Corp.	3,627
65	Greif, Inc., Class A	4,298
352	Huntsman Corp.	6,670
181	International Paper Co.	5,651
83	Intrepid Potash, Inc.*	2,672
319	MeadWestvaco Corp.	10,852
213	Owens-Illinois, Inc.*	6,842
192	Packaging Corp. of America	5,587
259	PPG Industries, Inc.	22,973
123	Reliance Steel & Aluminum Co.	6,336
84	Royal Gold, Inc.	5,210
121	RPM International, Inc.	2,843
33	Schnitzer Steel Industries, Inc., Class A	1,950
297	Sealed Air Corp.	7,627
66	Sherwin-Williams Co. (The)	5,797
17	Sigma-Aldrich Corp.	1,195
187	Sonoco Products Co.	6,624
404	Steel Dynamics, Inc.	6,908
163	Temple-Inland, Inc.	3,870
217	United States Steel Corp.	10,006
166	Valspar Corp.	6,386
238	Vulcan Materials Co.	9,637
23	Walter Energy, Inc.	2,865
		220,069

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services - 0.9%

1,099	CenturyLink, Inc.	$47,466
64	Clearwire Corp., Class A*	294
1,133	Frontier Communications Corp.	10,027
114	Leap Wireless International, Inc.*	1,916
1,896	Level 3 Communications, Inc.*	4,342
245	MetroPCS Communications, Inc.*	4,385
66	NII Holdings, Inc.*	2,882
157	Telephone & Data Systems, Inc.	5,134
29	United States Cellular Corp.*	1,433
556	Windstream Corp.	7,478
		85,357
	Utilities - 5.3%

1,249	AES Corp. (The)*	16,187
145	AGL Resources, Inc.	5,961
207	Alliant Energy Corp.	8,514
444	Ameren Corp.	13,191
326	American Water Works Co., Inc.	9,783
255	Aqua America, Inc.	5,806
174	Atmos Energy Corp.	5,803
348	Calpine Corp.*	5,495
784	CenterPoint Energy, Inc.	15,155
456	CMS Energy Corp.	9,093
526	Consolidated Edison, Inc.	27,910
344	Constellation Energy Group, Inc.	12,790
222	DPL, Inc.	6,698
314	DTE Energy Co.	16,209
608	Edison International	23,931
779	FirstEnergy Corp.	34,759
1,428	GenOn Energy, Inc.*	5,698
253	Great Plains Energy, Inc.	5,356
174	Hawaiian Electric Industries, Inc.	4,320
144	Integrys Energy Group, Inc.	7,537
11	ITC Holdings Corp.	795
351	MDU Resources Group, Inc.	8,294
137	National Fuel Gas Co.	9,869
517	NiSource, Inc.	10,495
328	Northeast Utilities	11,559
450	NRG Energy, Inc.*	11,142
199	NSTAR	9,162
438	NV Energy, Inc.	6,907
181	OGE Energy Corp.	9,244
198	Oneok, Inc.	14,076
18	Ormat Technologies, Inc.	396
416	Pepco Holdings, Inc.	8,307
202	Pinnacle West Capital Corp.	9,142
1,076	PPL Corp.	30,332
535	Progress Energy, Inc.	25,477
326	Questar Corp.	5,650
211	SCANA Corp.	8,581
462	Sempra Energy	25,489
399	TECO Energy, Inc.	7,661
204	UGI Corp.	6,687
151	Vectren Corp.	4,261
223	Westar Energy, Inc.	6,063
436	Wisconsin Energy Corp.	13,634
900	Xcel Energy, Inc.	22,266
		505,685
	Total Common Stocks (Cost $3,813,228)	4,182,561

Principal Amount
	U.S. Government & Agency Securities (a) - 1.6%
	Federal Home Loan Bank
$126,028	0.00%, due 06/01/11	$126,028
8,402	0.01%, due 06/01/11	8,402
21,005	0.02%, due 06/02/11	21,005
	Total U.S. Government & Agency Securities (Cost $155,435)	155,435

	Repurchase Agreements (a)(b) - 17.4%
1,673,389	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $1,673,397	1,673,389
	Total Repurchase Agreements (Cost $1,673,389)	1,673,389

	Total Investment Securities (Cost $5,642,052) — 62.6%	6,011,385
	Other assets less liabilities — 37.4%	3,590,126
	Net Assets — 100.0%	$9,601,511

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $1,515,135.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$244,441
Aggregate gross unrealized depreciation	(59,354)
Net unrealized appreciation	$185,087
Federal income tax cost of investments	$5,826,298

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$253,971	$3,565

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	2,209,004	24,070

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	7,794,961	2,209,040

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	4,764,679	849,482

		$3,086,157

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

Ultra Russell MidCap Growth

Shares		Value
	Common Stocks (a) - 43.5%
	Consumer Discretionary - 8.9%

151	Aaron’s, Inc.	$4,260
250	Abercrombie & Fitch Co., Class A	18,943
289	Advance Auto Parts, Inc.	17,947
304	Aeropostale, Inc.*	5,746
179	American Eagle Outfitters, Inc.	2,374
454	Apollo Group, Inc., Class A*	18,664
108	Autoliv, Inc.	8,314
83	AutoNation, Inc.*	2,913
92	AutoZone, Inc.*	27,048
205	Bally Technologies, Inc.*	8,079
929	Bed Bath & Beyond, Inc.*	50,064
281	Big Lots, Inc.*	9,388
383	BorgWarner, Inc.*	27,771
274	Brinker International, Inc.	7,064
229	Career Education Corp.*	4,924
831	CarMax, Inc.*	24,647
301	CBS Corp., Class B	8,413
664	Chico’s FAS, Inc.	10,013
117	Chipotle Mexican Grill, Inc.*	33,821
7	Choice Hotels International, Inc.	249
1,133	Coach, Inc.	72,127
522	Darden Restaurants, Inc.	26,439
237	DeVry, Inc.	12,762
332	Dick’s Sporting Goods, Inc.*	13,194
772	Discovery Communications, Inc., Class A*	33,628
260	Dollar General Corp.*	9,118
473	Dollar Tree, Inc.*	30,149
275	DreamWorks Animation SKG, Inc., Class A*	6,575
84	Education Management Corp.*	1,809
314	Expedia, Inc.	8,795
470	Family Dollar Stores, Inc.	26,198
17	Federal-Mogul Corp.*	394
68	Fortune Brands, Inc.	4,402
186	Fossil, Inc.*	19,686
25	Garmin Ltd.*	852
518	Gentex Corp.	15,203
902	Goodyear Tire & Rubber Co. (The)*	15,992
240	Guess?, Inc.	10,973
473	H&R Block, Inc.	7,663
355	Hanesbrands, Inc.*	10,760
875	Harley-Davidson, Inc.	32,515
123	Harman International Industries, Inc.	5,900
454	Hasbro, Inc.	20,766
231	Hillenbrand, Inc.	5,255
105	IAC/InterActiveCorp*	3,862
1,107	International Game Technology	19,085
39	International Speedway Corp., Class A	1,116
1,818	Interpublic Group of Cos., Inc. (The)	21,689
105	ITT Educational Services, Inc.*	7,222
261	J.C. Penney Co., Inc.	9,247
155	John Wiley & Sons, Inc., Class A	8,215
45	Lamar Advertising Co., Class A*	1,307
117	Lear Corp.	5,946
325	Leggett & Platt, Inc.	8,395
992	Limited Brands, Inc.	39,640
531	LKQ Corp.*	14,119
155	Macy’s, Inc.	4,476
72	Madison Square Garden Co. (The), Class A*	1,981
1,008	Marriott International, Inc., Class A	38,113
786	Mattel, Inc.	20,746
823	McGraw-Hill Cos., Inc. (The)	34,953
57	Meredith Corp.	1,802
179	MGM Resorts International*	2,698
25	Mohawk Industries, Inc.*	1,663
82	Morningstar, Inc.	4,954
148	NetFlix, Inc.*	40,078
621	Nordstrom, Inc.	29,081
22	NVR, Inc.*	16,412
103	Office Depot, Inc.*	434
513	O’Reilly Automotive, Inc.*	30,836
108	Panera Bread Co., Class A*	13,503
440	PetSmart, Inc.	19,932
210	Phillips-Van Heusen Corp.	13,854
208	Polo Ralph Lauren Corp.	26,368
176	priceline.com, Inc.*	90,673
69	Regal Entertainment Group, Class A	935
455	Ross Stores, Inc.	37,292
190	Royal Caribbean Cruises Ltd.*	7,410
333	Scripps Networks Interactive, Inc., Class A	16,793
14,435	Sirius XM Radio, Inc.*	33,922
704	Starwood Hotels & Resorts Worldwide, Inc.	42,930
47	Strayer Education, Inc.	5,648
253	Tempur-Pedic International, Inc.*	16,455
40	Tesla Motors, Inc.*	1,206
124	Thor Industries, Inc.	4,005
469	Tiffany & Co.	35,485
270	Tractor Supply Co.	17,053
197	TRW Automotive Holdings Corp.*	11,203
235	Tupperware Brands Corp.	15,383
427	Urban Outfitters, Inc.*	13,006
117	Weight Watchers International, Inc.	9,388
469	Wendy’s/Arby’s Group, Inc., Class A	2,359
119	Whirlpool Corp.	9,972
358	Williams-Sonoma, Inc.	14,016
215	WMS Industries, Inc.*	6,764
280	Wynn Resorts Ltd.	41,026
		1,556,448
	Consumer Staples - 2.4%

1,591	Avon Products, Inc.	47,269
17	BJ’s Wholesale Club, Inc.*	857
296	Brown-Forman Corp., Class B	21,454
385	Campbell Soup Co.	13,379
263	Church & Dwight Co., Inc.	22,118
467	Clorox Co.	32,914
772	Coca-Cola Enterprises, Inc.	22,303
153	ConAgra Foods, Inc.	3,891
258	Dr. Pepper Snapple Group, Inc.	10,630
410	Estee Lauder Cos., Inc. (The), Class A	42,029
106	Flowers Foods, Inc.	3,533
440	Green Mountain Coffee Roasters, Inc.*	36,243
482	H. J. Heinz Co.	26,471
208	Hansen Natural Corp.*	14,903
445	Herbalife Ltd.	25,045
334	Hershey Co. (The)	18,614
246	McCormick & Co., Inc. (Non-Voting)	12,347
104	Mead Johnson Nutrition Co.	7,050
1,550	Sara Lee Corp.	30,302
520	Whole Foods Market, Inc.	31,803
		423,155
	Energy - 2.5%

60	Alpha Natural Resources, Inc.*	3,287

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
427	Arch Coal, Inc.	$12,763
42	Atwood Oceanics, Inc.*	1,820
518	Cameron International Corp.*	24,688
312	Cimarex Energy Co.	29,930
382	Concho Resources, Inc.*	36,141
385	CONSOL Energy, Inc.	19,739
110	Continental Resources, Inc.*	7,284
166	Core Laboratories N.V.	17,047
83	Diamond Offshore Drilling, Inc.	6,115
258	Dresser-Rand Group, Inc.*	13,566
523	El Paso Corp.	11,009
515	EQT Corp.	27,903
545	EXCO Resources, Inc.	10,976
24	Exterran Holdings, Inc.*	517
903	FMC Technologies, Inc.*	40,301
269	Forest Oil Corp.*	8,043
158	Frontline Ltd.	2,910
112	Holly Corp.	6,979
678	McDermott International, Inc.*	14,387
84	Murphy Oil Corp.	5,787
423	Nabors Industries Ltd.*	11,797
12	Oil States International, Inc.*	949
797	Petrohawk Energy Corp.*	21,097
27	Quicksilver Resources, Inc.*	386
592	Range Resources Corp.	33,105
59	Rowan Cos., Inc.*	2,339
784	SandRidge Energy, Inc.*	8,875
159	SM Energy Co.	10,572
21	Superior Energy Services, Inc.*	787
565	Ultra Petroleum Corp.*	27,470
1,108	Weatherford International Ltd.*	21,905
31	Whiting Petroleum Corp.*	2,080
		442,554
	Financials - 3.1%

190	Affiliated Managers Group, Inc.*	20,089
58	AMB Property Corp. (REIT)	2,145
181	Ameriprise Financial, Inc.	11,083
220	AON Corp.	11,473
214	Apartment Investment & Management Co., Class A (REIT)	5,720
28	Arch Capital Group Ltd.*	944
103	Arthur J. Gallagher & Co.	2,957
127	Axis Capital Holdings Ltd.	4,183
57	Bank of Hawaii Corp.	2,702
224	Brown & Brown, Inc.	5,911
12	Capitol Federal Financial, Inc.	143
1,059	CB Richard Ellis Group, Inc., Class A*	27,989
18	CBOE Holdings, Inc.	474
322	Digital Realty Trust, Inc. (REIT)	20,083
438	Eaton Vance Corp.	13,819
14	Endurance Specialty Holdings Ltd.	569
67	Equity Residential (REIT)	4,143
77	Erie Indemnity Co., Class A	5,484
46	Essex Property Trust, Inc. (REIT)	6,330
136	Federal Realty Investment Trust (REIT)	11,914
225	Federated Investors, Inc., Class B	5,767
1,248	General Growth Properties, Inc. (REIT)	20,567
336	Genworth Financial, Inc., Class A*	3,733
14	Green Dot Corp., Class A*	542
109	Greenhill & Co., Inc.	6,067
139	Hartford Financial Services Group, Inc.	3,704
89	Howard Hughes Corp. (The)*	6,807
147	Hudson City Bancorp, Inc.	1,342
39	Interactive Brokers Group, Inc., Class A	669
275	IntercontinentalExchange, Inc.*	33,179
527	Invesco Ltd.	13,001
62	Janus Capital Group, Inc.	641
156	Jones Lang LaSalle, Inc.	15,155
342	Lazard Ltd., Class A	13,321
14	LPL Investment Holdings, Inc.*	503
1,854	Marsh & McLennan Cos., Inc.	56,862
762	Moody’s Corp.	30,411
409	MSCI, Inc., Class A*	15,448
42	NASDAQ OMX Group, Inc. (The)*	1,072
209	NYSE Euronext	7,610
257	Plum Creek Timber Co., Inc. (REIT)	10,414
131	ProLogis (REIT)	2,169
88	Rayonier, Inc. (REIT)	5,842
556	SEI Investments Co.	13,144
309	St. Joe Co. (The)*	6,715
964	T. Rowe Price Group, Inc.	61,021
866	TD Ameritrade Holding Corp.	18,662
45	UDR, Inc. (REIT)	1,173
26	Validus Holdings Ltd.	838
158	Ventas, Inc. (REIT)	8,911
54	Vornado Realty Trust (REIT)	5,313
321	Waddell & Reed Financial, Inc., Class A	12,391
		541,149
	Health Care - 5.8%

1,293	Agilent Technologies, Inc.*	64,482
91	Alere, Inc.*	3,640
666	Alexion Pharmaceuticals, Inc.*	31,582
431	Allscripts Healthcare Solutions, Inc.*	8,667
1,050	AmerisourceBergen Corp.	43,281
534	Amylin Pharmaceuticals, Inc.*	7,417
378	BioMarin Pharmaceutical, Inc.*	10,671
44	Brookdale Senior Living, Inc.*	1,136
321	C.R. Bard, Inc.	35,881
146	CareFusion Corp.*	4,231
256	Cerner Corp.*	30,746
46	Charles River Laboratories International, Inc.*	1,779
244	Community Health Systems, Inc.*	6,988
32	Cooper Cos., Inc. (The)	2,397
224	Covance, Inc.*	13,185
361	DaVita, Inc.*	30,342
535	Dendreon Corp.*	22,679
544	DENTSPLY International, Inc.	21,347
421	Edwards Lifesciences Corp.*	37,355
97	Emdeon, Inc., Class A*	1,488
184	Gen-Probe, Inc.*	15,049
930	Health Management Associates, Inc., Class A*	10,602
339	Henry Schein, Inc.*	24,347
198	Hill-Rom Holdings, Inc.	9,037
616	Hospira, Inc.*	34,059
696	Human Genome Sciences, Inc.*	19,049
214	IDEXX Laboratories, Inc.*	16,846
475	Illumina, Inc.*	34,238
145	Intuitive Surgical, Inc.*	50,605
20	Kinetic Concepts, Inc.*	1,187
388	Laboratory Corp. of America Holdings*	39,122
480	Life Technologies Corp.*	24,946
369	Lincare Holdings, Inc.	11,188
165	MEDNAX, Inc.*	12,400

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
125	Mettler-Toledo International, Inc.*	$20,921
1,361	Mylan, Inc.*	32,045
319	Myriad Genetics, Inc.*	8,106
44	Omnicare, Inc.	1,383
379	Patterson Cos., Inc.	13,108
199	PerkinElmer, Inc.	5,510
300	Perrigo Co.	25,668
392	Pharmaceutical Product Development, Inc.	11,309
414	Quest Diagnostics, Inc.	24,186
260	Regeneron Pharmaceuticals, Inc.*	15,605
563	ResMed, Inc.*	18,129
190	Talecris Biotherapeutics Holdings Corp.*	5,472
139	Techne Corp.	11,328
23	Teleflex, Inc.	1,428
1,299	Tenet Healthcare Corp.*	8,288
213	Thoratec Corp.*	7,406
184	United Therapeutics Corp.*	11,881
22	Universal Health Services, Inc., Class B	1,199
435	Varian Medical Systems, Inc.*	29,380
319	VCA Antech, Inc.*	7,799
751	Vertex Pharmaceuticals, Inc.*	40,546
334	Warner Chilcott plc, Class A	8,053
345	Waters Corp.*	34,003
		1,024,722
	Industrials - 6.7%

116	Aecom Technology Corp.*	3,326
114	Alliant Techsystems, Inc.	8,154
593	AMETEK, Inc.	25,790
399	AMR Corp.*	2,502
6	Armstrong World Industries, Inc.	288
23	Avery Dennison Corp.	974
339	Babcock & Wilcox Co. (The)*	9,509
279	Bucyrus International, Inc.	25,626
616	C.H. Robinson Worldwide, Inc.	49,415
16	Carlisle Cos., Inc.	778
152	Chicago Bridge & Iron Co. N.V. (NY Shares)	5,785
16	CNH Global N.V.*	677
16	Con-way, Inc.	632
622	Cooper Industries plc	39,093
73	Copa Holdings S.A., Class A	4,562
223	Copart, Inc.*	10,481
70	Corrections Corp. of America*	1,610
26	Covanta Holding Corp.	441
745	Cummins, Inc.	78,404
3,101	Delta Air Lines, Inc.*	31,258
286	Donaldson Co., Inc.	17,077
438	Dover Corp.	29,447
187	Dun & Bradstreet Corp.	14,999
325	Eaton Corp.	16,793
791	Expeditors International of Washington, Inc.	41,781
984	Fastenal Co.	32,649
177	Flowserve Corp.	21,458
40	Fluor Corp.	2,757
125	FTI Consulting, Inc.*	4,771
184	Gardner Denver, Inc.	15,415
48	GATX Corp.	1,907
69	General Cable Corp.*	2,881
131	Goodrich Corp.	11,435
225	Graco, Inc.	11,376
22	Harsco Corp.	737
614	Hertz Global Holdings, Inc.*	9,916
90	Hubbell, Inc., Class B	5,954
249	IDEX Corp.	11,290
180	IHS, Inc., Class A*	15,790
679	Iron Mountain, Inc.	23,093
320	J.B. Hunt Transport Services, Inc.	14,672
281	Jacobs Engineering Group, Inc.*	12,943
382	Joy Global, Inc.	34,246
240	Kansas City Southern*	14,134
15	KAR Auction Services, Inc.*	314
33	KBR, Inc.	1,232
227	Kennametal, Inc.	9,473
13	Kirby Corp.*	747
186	Landstar System, Inc.	8,801
175	Lennox International, Inc.	8,157
158	Lincoln Electric Holdings, Inc.	11,795
488	Manitowoc Co., Inc. (The)	8,794
400	Masco Corp.	5,700
162	MSC Industrial Direct Co., Class A	11,261
264	Navistar International Corp.*	17,390
101	Nielsen Holdings N.V.*	3,180
333	Oshkosh Corp.*	9,224
236	Owens Corning*	9,015
434	Pall Corp.	24,347
169	Parker Hannifin Corp.	15,016
191	Pentair, Inc.	7,732
551	Pitney Bowes, Inc.	13,163
41	R.R. Donnelley & Sons Co.	875
120	Regal-Beloit Corp.	8,280
361	Republic Services, Inc.	11,379
557	Robert Half International, Inc.	15,356
530	Rockwell Automation, Inc.	44,048
308	Rockwell Collins, Inc.	18,828
349	Roper Industries, Inc.	29,131
104	Ryder System, Inc.	5,720
154	Shaw Group, Inc. (The)*	5,626
369	Southwest Airlines Co.	4,365
60	Spirit Aerosystems Holdings, Inc., Class A*	1,314
36	SPX Corp.	2,985
314	Stericycle, Inc.*	27,974
523	Textron, Inc.	11,966
34	Thomas & Betts Corp.*	1,861
237	Timken Co.	12,234
116	Toro Co. (The)	7,410
24	Towers Watson & Co., Class A	1,523
183	TransDigm Group, Inc.*	15,006
1,068	United Continental Holdings, Inc.*	25,792
103	USG Corp.*	1,468
316	UTi Worldwide, Inc.	7,025
82	Valmont Industries, Inc.	8,218
361	Verisk Analytics, Inc., Class A*	12,292
218	W.W. Grainger, Inc.	32,933
239	WABCO Holdings, Inc.*	16,383
342	Waste Connections, Inc.	10,752
51	WESCO International, Inc.*	2,836
28	Westinghouse Air Brake Technologies Corp.	1,892
		1,177,639
	Information Technology - 10.0%

855	Advanced Micro Devices, Inc.*	7,421
675	Akamai Technologies, Inc.*	22,906
198	Alliance Data Systems Corp.*	18,598
1,189	Altera Corp.	57,179
201	Amdocs Ltd.*	6,118
645	Amphenol Corp., Class A	34,869
1,107	Analog Devices, Inc.	45,575

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
336	ANSYS, Inc.*	$19,276
47	Arrow Electronics, Inc.*	2,098
1,532	Atmel Corp.*	23,011
852	Autodesk, Inc.*	36,619
394	Avago Technologies Ltd.	13,313
14	AVX Corp.	220
674	BMC Software, Inc.*	37,629
39	Booz Allen Hamilton Holding Corp.*	702
429	Broadridge Financial Solutions, Inc.	9,816
1,177	CA, Inc.	27,542
1,004	Cadence Design Systems, Inc.*	10,733
344	Ciena Corp.*	9,202
690	Citrix Systems, Inc.*	60,458
472	Compuware Corp.*	4,810
399	Cree, Inc.*	17,512
645	Cypress Semiconductor Corp.*	15,106
53	Diebold, Inc.	1,752
199	Dolby Laboratories, Inc., Class A*	9,301
132	DST Systems, Inc.	6,636
1,151	Electronic Arts, Inc.*	28,096
168	Equinix, Inc.*	17,035
298	F5 Networks, Inc.*	33,847
173	Factset Research Systems, Inc.	19,179
206	First Solar, Inc.*	25,595
356	Fiserv, Inc.*	22,969
35	FleetCor Technologies, Inc.*	1,181
570	FLIR Systems, Inc.	20,605
272	Gartner, Inc.*	10,616
245	Genpact Ltd.*	3,925
303	Global Payments, Inc.	15,744
482	Harris Corp.	23,830
393	Informatica Corp.*	23,053
34	Ingram Micro, Inc., Class A*	646
157	Intersil Corp., Class A	2,253
1,042	Intuit, Inc.*	56,237
139	Itron, Inc.*	7,124
473	Jabil Circuit, Inc.	10,207
802	JDS Uniphase Corp.*	16,192
35	KLA-Tencor Corp.	1,508
470	Lam Research Corp.*	22,088
330	Lender Processing Services, Inc.	8,771
833	Linear Technology Corp.	28,813
1,908	Marvell Technology Group Ltd.*	30,986
1,123	Maxim Integrated Products, Inc.	30,602
352	MEMC Electronic Materials, Inc.*	3,703
684	Microchip Technology, Inc.	27,039
298	MICROS Systems, Inc.*	15,216
232	Monster Worldwide, Inc.*	3,577
322	National Instruments Corp.	9,402
847	National Semiconductor Corp.	20,777
596	NCR Corp.*	11,634
1,367	NetApp, Inc.*	74,871
279	NeuStar, Inc., Class A*	7,466
297	Novellus Systems, Inc.*	10,772
845	Nuance Communications, Inc.*	18,556
2,126	NVIDIA Corp.*	42,605
1,596	ON Semiconductor Corp.*	17,907
1,199	Paychex, Inc.	38,728
45	PMC-Sierra, Inc.*	353
317	Polycom, Inc.*	18,199
392	QLogic Corp.*	6,343
366	Rambus, Inc.*	5,333
701	Red Hat, Inc.*	30,564
417	Rovi Corp.*	24,169
1,063	SAIC, Inc.*	18,666
426	Salesforce.com, Inc.*	64,863
854	SanDisk Corp.*	40,582
1,154	Seagate Technology plc	19,387
171	Silicon Laboratories, Inc.*	7,350
691	Skyworks Solutions, Inc.*	17,600
260	Solera Holdings, Inc.	15,363
142	SunPower Corp., Class A*	2,991
35	Synopsys, Inc.*	957
620	Teradata Corp.*	34,590
670	Teradyne, Inc.*	10,727
451	Trimble Navigation Ltd.*	19,704
277	Varian Semiconductor Equipment Associates, Inc.*	17,012
639	VeriSign, Inc.	22,378
162	Vistaprint N.V.*	7,967
221	WebMD Health Corp.*	10,537
195	Western Digital Corp.*	7,147
2,363	Western Union Co. (The)	48,583
962	Xilinx, Inc.	34,324
116	Zebra Technologies Corp., Class A*	5,156
		1,752,602
	Materials - 3.2%

310	Airgas, Inc.	21,415
61	AK Steel Holding Corp.	933
340	Albemarle Corp.	24,086
393	Allegheny Technologies, Inc.	26,331
26	Ashland, Inc.	1,777
132	Ball Corp.	5,215
163	Carpenter Technology Corp.	8,569
582	Celanese Corp.	30,316
190	CF Industries Holdings, Inc.	29,218
503	Cliffs Natural Resources, Inc.	45,622
122	Compass Minerals International, Inc.	11,342
602	Crown Holdings, Inc.*	24,447
163	Eagle Materials, Inc.	4,696
56	Eastman Chemical Co.	5,928
867	Ecolab, Inc.	47,581
185	FMC Corp.	15,605
295	International Flavors & Fragrances, Inc.	18,898
1,262	International Paper Co.	39,400
239	Lubrizol Corp.	32,145
169	Martin Marietta Materials, Inc.	14,476
481	Nalco Holding Co.	13,728
189	Owens-Illinois, Inc.*	6,071
101	PPG Industries, Inc.	8,959
31	Reliance Steel & Aluminum Co.	1,597
31	Royal Gold, Inc.	1,923
241	RPM International, Inc.	5,663
17	Schnitzer Steel Industries, Inc., Class A	1,005
171	Scotts Miracle-Gro Co. (The), Class A	9,867
211	Sherwin-Williams Co. (The)	18,534
416	Sigma-Aldrich Corp.	29,241
227	SXC Health Solutions Corp.*	13,379
74	Temple-Inland, Inc.	1,757
318	Titanium Metals Corp.*	5,956
100	United States Steel Corp.	4,611
37	Valspar Corp.	1,423
187	Walter Energy, Inc.	23,291
		555,005
	Telecommunication Services - 0.8%

431	Clearwire Corp., Class A*	1,983
1,079	Crown Castle International Corp.*	44,681
1,407	Frontier Communications Corp.	12,452
2,375	Level 3 Communications, Inc.*	5,439

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
447	MetroPCS Communications, Inc.*	$8,001
491	NII Holdings, Inc.*	21,437
435	SBA Communications Corp., Class A*	17,091
564	tw telecom, inc.*	12,239
786	Windstream Corp.	10,572
		133,895
	Utilities - 0.1%

603	Calpine Corp.*	9,521
164	ITC Holdings Corp.	11,856
37	Ormat Technologies, Inc.	814
		22,191
	Total Common Stocks (Cost $5,425,265)	7,629,360

Principal Amount
	U.S. Government & Agency Securities (a) - 3.2%
	Federal Home Loan Bank
$458,361	0.00%, due 06/01/11	458,361
30,557	0.01%, due 06/01/11	30,557
76,393	0.02%, due 06/02/11	76,393
	Total U.S. Government & Agency Securities (Cost $565,311)	565,311

	Repurchase Agreements (a)(b) - 23.9%
4,184,888	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $4,184,916	4,184,888
	Total Repurchase Agreements (Cost $4,184,888)	4,184,888

	Total Investment Securities (Cost $10,175,464) — 70.6%	12,379,559
	Other assets less liabilities — 29.4%	5,143,073
	Net Assets — 100.0%	$17,522,632

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $4,425,832.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,108,615
Aggregate gross unrealized depreciation	(306,564)
Net unrealized appreciation	$1,802,051
Federal income tax cost of investments	$10,577,508

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$134,794	$1,804

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	11,832,019	131,590

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	10,799,924	3,158,610

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	4,644,812	1,052,438

		$4,344,442

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

Ultra Russell2000 Value

Shares		Value
	Common Stocks (a) - 42.0%
	Consumer Discretionary - 3.9%

309	1-800-Flowers.com, Inc., Class A*	$958
83	99 Cents Only Stores*	1,715
226	A.H. Belo Corp., Class A	1,638
59	AFC Enterprises, Inc.*	978
435	American Apparel, Inc.*	457
466	American Greetings Corp., Class A	11,184
58	America’s Car-Mart, Inc.*	1,638
152	Arctic Cat, Inc.*	2,181
45	Ascena Retail Group, Inc.*	1,506
180	Ascent Media Corp., Class A*	8,635
218	Audiovox Corp., Class A*	1,659
485	Barnes & Noble, Inc.	9,516
14	Beasley Broadcasting Group, Inc., Class A*	69
939	Beazer Homes USA, Inc.*	3,953
333	bebe stores, inc.	2,208
16	Big 5 Sporting Goods Corp.	152
16	Biglari Holdings, Inc.*	6,375
181	Bluegreen Corp.*	623
48	Blyth, Inc.	2,188
383	Bob Evans Farms, Inc.	12,007
29	Body Central Corp.*	703
96	Bon-Ton Stores, Inc. (The)	1,020
89	Books-A-Million, Inc.	336
678	Boyd Gaming Corp.*	6,400
36	Bravo Brio Restaurant Group, Inc.*	799
173	Brown Shoe Co., Inc.	1,784
17	Buckle, Inc. (The)	726
204	Build-A-Bear Workshop, Inc.*	1,367
505	Cabela’s, Inc.*	12,403
809	Callaway Golf Co.	5,477
30	Cambium Learning Group, Inc.*	100
57	Carmike Cinemas, Inc.*	414
59	Casual Male Retail Group, Inc.*	257
66	Cavco Industries, Inc.*	2,849
1,456	Charming Shoppes, Inc.*	6,028
32	Children’s Place Retail Stores, Inc. (The)*	1,608
197	Christopher & Banks Corp.	1,180
120	Churchill Downs, Inc.	5,242
715	Cinemark Holdings, Inc.	15,551
579	CKX, Inc.*	3,167
244	Collective Brands, Inc.*	3,806
143	Columbia Sportswear Co.	9,381
171	Conn’s, Inc.*	1,062
123	Core-Mark Holding Co., Inc.*	4,396
21	Cracker Barrel Old Country Store, Inc.	995
254	Crown Media Holdings, Inc., Class A*	518
94	CSS Industries, Inc.	1,732
221	Cumulus Media, Inc., Class A*	880
132	Dana Holding Corp.*	2,392
68	Delta Apparel, Inc.*	1,131
589	Dex One Corp.*	1,378
458	Dillard’s, Inc., Class A	25,735
292	Domino’s Pizza, Inc.*	7,277
150	Drew Industries, Inc.	3,960
418	E.W. Scripps Co. (The), Class A*	3,586
50	Entercom Communications Corp., Class A*	463
204	Ethan Allen Interiors, Inc.	4,747
718	Exide Technologies*	7,079
448	Finish Line (The), Class A	10,331
82	Fisher Communications, Inc.*	2,444
494	Fred’s, Inc., Class A	7,188
11	Fuel Systems Solutions, Inc.*	274
588	Furniture Brands International, Inc.*	2,817
200	Gaiam, Inc., Class A	1,028
436	Gaylord Entertainment Co.*	14,061
272	Genesco, Inc.*	12,237
14	Global Sources Ltd.*	162
32	Gordmans Stores, Inc.*	556
609	Gray Television, Inc.*	1,614
240	Group 1 Automotive, Inc.	9,295
200	Haverty Furniture Cos., Inc.	2,226
385	Helen of Troy Ltd.*	12,470
135	Hooker Furniture Corp.	1,485
324	HOT Topic, Inc.	2,524
773	Hovnanian Enterprises, Inc., Class A*	2,041
907	Iconix Brand Group, Inc.*	22,403
216	Isle of Capri Casinos, Inc.*	1,905
47	Jack in the Box, Inc.*	1,044
351	Jakks Pacific, Inc.*	6,960
55	Johnson Outdoors, Inc., Class A*	877
1,095	Jones Group, Inc. (The)	13,458
457	Journal Communications, Inc., Class A*	2,463
65	Kenneth Cole Productions, Inc., Class A*	812
127	Kid Brands, Inc.*	682
33	Knology, Inc.*	515
162	K-Swiss, Inc., Class A*	1,787
577	La-Z-Boy, Inc.*	6,387
70	Leapfrog Enterprises, Inc.*	317
247	Libbey, Inc.*	3,910
59	Life Time Fitness, Inc.*	2,171
116	Lifetime Brands, Inc.	1,331
352	LIN TV Corp., Class A*	1,668
244	Lions Gate Entertainment Corp.*	1,447
244	Lithia Motors, Inc., Class A	4,368
1,768	Live Nation Entertainment, Inc.*	20,385
218	LodgeNet Interactive Corp.*	794
233	M/I Homes, Inc.*	2,929
147	Mac-Gray Corp.	2,261
256	Marcus Corp.	2,688
292	MarineMax, Inc.*	2,429
111	McCormick & Schmick’s Seafood Restaurants, Inc.*	1,016
219	Media General, Inc., Class A*	1,075
661	Men’s Wearhouse, Inc. (The)	22,758
403	Meritage Homes Corp.*	10,075
581	Modine Manufacturing Co.*	9,226
81	Monarch Casino & Resort, Inc.*	755
176	Morgans Hotel Group Co.*	1,470
195	Movado Group, Inc.	3,229
304	Multimedia Games Holding Co., Inc.*	1,678
295	New York & Co., Inc.*	1,563
108	Nexstar Broadcasting Group, Inc., Class A*	745
225	O’Charleys, Inc.*	1,631
680	OfficeMax, Inc.*	5,685
1,286	Orient-Express Hotels Ltd., Class A*	15,033
148	Outdoor Channel Holdings, Inc.*	903
835	Pacific Sunwear of California, Inc.*	2,664
54	Papa John’s International, Inc.*	1,789
346	Penske Automotive Group, Inc.	7,183
659	PEP Boys-Manny Moe & Jack	9,358
136	Perry Ellis International, Inc.*	4,244
715	Pinnacle Entertainment, Inc.*	10,389

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
147	PRIMEDIA, Inc.	$1,035
1,628	Quiksilver, Inc.*	7,586
394	Radio One, Inc., Class D*	902
152	Red Lion Hotels Corp.*	1,234
196	Red Robin Gourmet Burgers, Inc.*	7,193
722	Regis Corp.	10,779
827	Rent-A-Center, Inc.	26,844
810	Ruby Tuesday, Inc.*	8,586
554	Ryland Group, Inc.	10,127
1,701	Saks, Inc.*	19,238
111	Sally Beauty Holdings, Inc.*	1,860
323	Scholastic Corp.	8,799
402	Scientific Games Corp., Class A*	3,964
373	Sealy Corp.*	977
103	Select Comfort Corp.*	1,683
33	Shiloh Industries, Inc.	361
94	Shoe Carnival, Inc.*	2,559
527	Sinclair Broadcast Group, Inc., Class A	5,070
86	Skyline Corp.	1,569
44	Smith & Wesson Holding Corp.*	153
421	Sonic Automotive, Inc., Class A	5,502
413	Spartan Motors, Inc.	1,978
156	Speedway Motorsports, Inc.	2,259
460	Stage Stores, Inc.	8,298
189	Standard Motor Products, Inc.	2,854
1,343	Standard Pacific Corp.*	5,332
201	Stein Mart, Inc.	1,970
71	Steinway Musical Instruments, Inc.*	1,774
1,023	Stewart Enterprises, Inc., Class A	7,621
219	Superior Industries International, Inc.	4,798
23	Systemax, Inc.*	332
112	Talbots, Inc.*	534
145	Timberland Co. (The), Class A*	4,737
20	Tower International, Inc.*	346
371	Tuesday Morning Corp.*	1,833
172	Unifi, Inc.*	2,391
107	Universal Electronics, Inc.*	2,727
455	Vail Resorts, Inc.*	22,136
48	Vera Bradley, Inc.*	2,373
388	Warner Music Group Corp.*	3,201
182	West Marine, Inc.*	1,891
345	Wet Seal, Inc. (The), Class A*	1,484
47	Weyco Group, Inc.	1,132
38	World Wrestling Entertainment, Inc., Class A	395
		727,199
	Consumer Staples - 1.3%

29	Alico, Inc.	723
1,119	Alliance One International, Inc.*	4,342
231	Andersons, Inc. (The)	10,009
267	B&G Foods, Inc.	4,950
17	Cal-Maine Foods, Inc.	507
293	Casey’s General Stores, Inc.	12,145
667	Central Garden and Pet Co., Class A*	6,710
564	Chiquita Brands International, Inc.*	8,404
343	Darling International, Inc.*	6,568
451	Dole Food Co., Inc.*	6,048
305	Elizabeth Arden, Inc.*	9,373
80	Farmer Bros Co.	819
473	Fresh Del Monte Produce, Inc.	13,003
126	Fresh Market, Inc. (The)*	5,070
30	Griffin Land & Nurseries, Inc.	825
541	Hain Celestial Group, Inc. (The)*	19,346
114	Harbinger Group, Inc.*	721
153	Imperial Sugar Co.	2,719
158	Ingles Markets, Inc., Class A	2,812
10	J&J Snack Foods Corp.	515
99	John B. Sanfilippo & Son, Inc.*	950
125	MGP Ingredients, Inc.	1,016
158	Nash Finch Co.	5,936
117	Nutraceutical International Corp.*	1,832
53	Oil-Dri Corp. of America	1,181
264	Pantry, Inc. (The)*	4,876
343	Pilgrim’s Pride Corp.*	1,705
526	Prestige Brands Holdings, Inc.*	6,791
53	Primo Water Corp.*	750
69	Revlon, Inc., Class A*	1,216
6,472	Rite Aid Corp.*	6,796
263	Ruddick Corp.	11,559
31	Sanderson Farms, Inc.	1,361
105	Schiff Nutrition International, Inc.	1,017
105	Seneca Foods Corp., Class A*	2,880
404	Smart Balance, Inc.*	2,218
283	Spartan Stores, Inc.	5,278
229	Spectrum Brands Holdings, Inc.*	8,237
79	Susser Holdings Corp.*	1,133
30	Tootsie Roll Industries, Inc.	880
437	TreeHouse Foods, Inc.*	26,626
304	Universal Corp.	12,820
194	Vector Group Ltd.	3,736
40	Village Super Market, Inc., Class A	1,051
11	WD-40 Co.	466
138	Weis Markets, Inc.	5,544
692	Winn-Dixie Stores, Inc.*	6,304
		239,768
	Energy - 3.6%

647	Abraxas Petroleum Corp.*	2,847
96	Alon USA Energy, Inc.	1,175
37	Amyris, Inc.*	1,092
219	Approach Resources, Inc.*	5,703
559	ATP Oil & Gas Corp.*	10,330
291	Basic Energy Services, Inc.*	7,915
642	Berry Petroleum Co., Class A	33,647
577	Bill Barrett Corp.*	25,717
934	BPZ Resources, Inc.*	4,091
452	Bristow Group, Inc.	20,769
1,184	Cal Dive International, Inc.*	7,708
459	Cheniere Energy, Inc.*	5,375
7	Clayton Williams Energy, Inc.*	525
316	Cloud Peak Energy, Inc.*	6,712
977	Complete Production Services, Inc.*	32,427
51	Contango Oil & Gas Co.*	3,160
506	Crosstex Energy, Inc.	5,713
381	CVR Energy, Inc.*	8,329
98	Dawson Geophysical Co.*	3,474
171	Delek U.S. Holdings, Inc.	2,580
2,324	Delta Petroleum Corp.*	1,650
809	DHT Holdings, Inc.	3,236
363	Energy Partners Ltd.*	5,823
698	Gastar Exploration Ltd.*	2,366
1,279	General Maritime Corp.	2,161
206	GeoResources, Inc.*	5,103
31	Gevo, Inc.*	598
94	Global Geophysical Services, Inc.*	1,630
1,273	Global Industries Ltd.*	7,982
754	GMX Resources, Inc.*	3,974
429	Golar LNG Ltd.	13,668
307	Goodrich Petroleum Corp.*	6,278
230	Green Plains Renewable Energy, Inc.*	2,371
180	Gulf Island Fabrication, Inc.	6,120

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
292	GulfMark Offshore, Inc., Class A*	$11,943
5	Hallador Energy Co.	55
418	Harvest Natural Resources, Inc.*	5,137
1,314	Helix Energy Solutions Group, Inc.*	23,021
1,442	Hercules Offshore, Inc.*	9,012
292	Hornbeck Offshore Services, Inc.*	7,881
1,649	International Coal Group, Inc.*	23,960
86	James River Coal Co.*	1,885
1,485	Key Energy Services, Inc.*	26,255
307	Knightsbridge Tankers Ltd.	6,462
114	Kodiak Oil & Gas Corp.*	781
114	Magnum Hunter Resources Corp.*	813
279	Matrix Service Co.*	3,730
269	Miller Energy Resources, Inc.*	1,563
152	Natural Gas Services Group, Inc.*	2,736
1,041	Newpark Resources, Inc.*	10,108
589	Nordic American Tanker Shipping	13,759
306	Oasis Petroleum, Inc.*	9,256
321	Overseas Shipholding Group, Inc.	8,766
4	OYO Geospace Corp.*	363
1,458	Parker Drilling Co.*	9,302
982	Patriot Coal Corp.*	22,714
571	Penn Virginia Corp.	8,331
294	Petroleum Development Corp.*	10,687
534	Petroquest Energy, Inc.*	4,267
166	PHI, Inc. (Non-Voting)*	3,519
680	Pioneer Drilling Co.*	9,955
58	RAM Energy Resources, Inc.*	93
480	Resolute Energy Corp.*	8,352
91	REX American Resources Corp.*	1,521
338	Rex Energy Corp.*	4,414
50	RigNet, Inc.*	834
256	Rosetta Resources, Inc.*	12,582
53	Scorpio Tankers, Inc.*	535
562	Ship Finance International Ltd.	10,863
504	Stone Energy Corp.*	16,259
527	Swift Energy Co.*	20,674
115	Targa Resources Corp.	4,016
474	Teekay Tankers Ltd., Class A	4,375
379	Tesco Corp.*	7,720
847	Tetra Technologies, Inc.*	11,553
186	Union Drilling, Inc.*	1,942
1,534	USEC, Inc.*	6,412
560	Vaalco Energy, Inc.*	3,976
1,911	Vantage Drilling Co.*	3,822
211	Venoco, Inc.*	3,102
413	W&T Offshore, Inc.	10,697
748	Warren Resources, Inc.*	2,880
644	Western Refining, Inc.*	11,225
601	Willbros Group, Inc.*	5,974
389	World Fuel Services Corp.	14,230
		656,561
	Financials - 15.5%

192	1st Source Corp.	4,036
331	1st United Bancorp, Inc./FL*	2,062
262	Abington Bancorp, Inc.	2,984
402	Acadia Realty Trust (REIT)	8,301
608	Advance America Cash Advance Centers, Inc.	3,739
109	Agree Realty Corp. (REIT)	2,480
9	Alexander’s, Inc. (REIT)	3,530
59	Alliance Financial Corp./NY	1,706
1,064	Alterra Capital Holdings Ltd.	24,206
366	American Assets Trust, Inc. (REIT)	8,206
820	American Campus Communities, Inc. (REIT)	28,979
1,566	American Capital Agency Corp. (REIT)	47,559
4,268	American Capital Ltd.*	42,253
735	American Equity Investment Life Holding Co.	9,548
77	American National Bankshares, Inc.	1,552
130	American Safety Insurance Holdings Ltd.*	2,409
297	Ameris Bancorp*	2,768
237	AMERISAFE, Inc.*	5,484
102	Ames National Corp.	1,766
280	AmTrust Financial Services, Inc.	6,364
1,590	Anworth Mortgage Asset Corp. (REIT)	11,527
221	Apollo Commercial Real Estate Finance, Inc. (REIT)	3,609
2,436	Apollo Investment Corp.	27,795
345	Argo Group International Holdings Ltd.	10,195
85	Arlington Asset Investment Corp., Class A	2,455
115	Arrow Financial Corp.	2,822
33	Artio Global Investors, Inc.	462
571	Ashford Hospitality Trust, Inc. (REIT)	8,148
189	Asset Acceptance Capital Corp.*	775
233	Associated Estates Realty Corp. (REIT)	3,928
133	Asta Funding, Inc.	1,027
1,085	Astoria Financial Corp.	15,754
112	Avatar Holdings, Inc.*	1,992
103	Baldwin & Lyons, Inc., Class B	2,337
88	Bancfirst Corp.	3,517
346	Banco Latinoamericano de Comercio Exterior S.A., Class E	6,249
46	Bancorp Rhode Island, Inc.	1,995
359	Bancorp, Inc. (The)/DE*	3,637
571	Bank Mutual Corp.	2,330
66	Bank of Marin Bancorp	2,412
142	Bank of the Ozarks, Inc.	6,903
240	BankFinancial Corp.	2,040
436	Beneficial Mutual Bancorp, Inc.*	3,667
211	Berkshire Hills Bancorp, Inc.	4,653
1,644	BioMed Realty Trust, Inc. (REIT)	33,686
899	BlackRock Kelso Capital Corp.	8,909
88	BofI Holding, Inc.*	1,332
940	Boston Private Financial Holdings, Inc.	6,204
53	Bridge Bancorp, Inc.	1,162
742	Brookline Bancorp, Inc.	6,478
122	Bryn Mawr Bank Corp.	2,561
242	Calamos Asset Management, Inc., Class A	3,628
24	California First National Bancorp	362
96	Camden National Corp.	3,147
348	Campus Crest Communities, Inc. (REIT)	4,454
149	Capital City Bank Group, Inc.	1,605
36	Capital Southwest Corp.	3,361
853	CapLease, Inc. (REIT)	4,359
972	Capstead Mortgage Corp. (REIT)	12,898
361	Cardinal Financial Corp.	3,996
250	Cash America International, Inc.	13,015
987	Cathay General Bancorp	16,088
1,735	CBL & Associates Properties, Inc. (REIT)	33,381
686	Cedar Shopping Centers, Inc. (REIT)	3,636

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
446	Center Financial Corp.*	$2,917
323	CenterState Banks, Inc.	2,264
43	Century Bancorp, Inc./MA, Class A	1,106
156	Chatham Lodging Trust (REIT)	2,557
307	Chemical Financial Corp.	6,042
317	Chesapeake Lodging Trust (REIT)	5,643
152	Citizens & Northern Corp.	2,163
4,956	Citizens Republic Bancorp, Inc.*	4,300
458	Citizens, Inc./TX*	3,174
198	City Holding Co.	6,389
125	Clifton Savings Bancorp, Inc.	1,372
222	CNA Surety Corp.*	5,892
153	CNB Financial Corp./PA	2,124
2,562	CNO Financial Group, Inc.*	19,830
406	CoBiz Financial, Inc.	2,607
540	Cogdell Spencer, Inc. (REIT)	3,240
43	Cohen & Steers, Inc.	1,319
1,049	Colonial Properties Trust (REIT)	22,134
414	Colony Financial, Inc. (REIT)	7,638
494	Columbia Banking System, Inc.	8,887
440	Community Bank System, Inc.	11,035
172	Community Trust Bancorp, Inc.	4,727
411	Compass Diversified Holdings	6,416
81	CompuCredit Holdings Corp.*	296
68	Consolidated-Tomoka Land Co.	2,057
224	Coresite Realty Corp. (REIT)	3,965
1,143	Cousins Properties, Inc. (REIT)	10,024
455	Cowen Group, Inc., Class A*	1,875
639	CreXus Investment Corp. (REIT)	7,227
1,129	CVB Financial Corp.	10,127
872	Cypress Sharpridge Investments, Inc. (REIT)	11,196
237	Danvers Bancorp, Inc.	5,318
3,083	DCT Industrial Trust, Inc. (REIT)	17,450
597	Delphi Financial Group, Inc., Class A	17,414
2	Diamond Hill Investment Group, Inc.	160
2,081	DiamondRock Hospitality Co. (REIT)	23,932
336	Dime Community Bancshares, Inc.	4,711
140	Donegal Group, Inc., Class A	1,961
280	Doral Financial Corp.*	582
324	DuPont Fabros Technology, Inc. (REIT)	8,469
448	Dynex Capital, Inc. (REIT)	4,444
206	Eagle Bancorp, Inc.*	2,610
188	EastGroup Properties, Inc. (REIT)	8,819
261	Edelman Financial Group, Inc.	2,078
907	Education Realty Trust, Inc. (REIT)	7,891
60	EMC Insurance Group, Inc.	1,195
501	Employers Holdings, Inc.	8,322
101	Encore Bancshares, Inc.*	1,211
54	Encore Capital Group, Inc.*	1,787
83	Enstar Group Ltd.*	8,444
218	Enterprise Financial Services Corp.	3,065
584	Entertainment Properties Trust (REIT)	28,371
13	Epoch Holding Corp.	218
112	Equity Lifestyle Properties, Inc. (REIT)	6,580
482	Equity One, Inc. (REIT)	9,452
135	ESB Financial Corp.	1,552
166	ESSA Bancorp, Inc.	1,955
11	Evercore Partners, Inc., Class A	407
188	Excel Trust, Inc. (REIT)	2,279
1,183	Extra Space Storage, Inc. (REIT)	25,742
42	EZCORP, Inc., Class A*	1,377
169	FBL Financial Group, Inc., Class A	5,369
661	FBR Capital Markets Corp.*	2,399
121	Federal Agricultural Mortgage Corp., Class C	2,305
804	FelCor Lodging Trust, Inc. (REIT)*	5,009
836	Fifth Street Finance Corp.	10,308
173	Financial Institutions, Inc.	2,825
1,227	First American Financial Corp.	19,730
110	First Bancorp, Inc./ME	1,589
268	First BanCorp./Puerto Rico*	1,356
188	First Bancorp/NC	2,245
857	First Busey Corp.	4,362
1,317	First Commonwealth Financial Corp.	7,704
198	First Community Bancshares, Inc./VA	2,879
727	First Financial Bancorp	11,632
147	First Financial Bankshares, Inc.	7,770
139	First Financial Corp./IN	4,509
208	First Financial Holdings, Inc.	2,080
980	First Industrial Realty Trust, Inc. (REIT)*	12,328
156	First Interstate BancSystem, Inc.	2,215
696	First Marblehead Corp. (The)*	1,253
321	First Merchants Corp.	2,712
930	First Midwest Bancorp, Inc./IL	11,383
87	First of Long Island Corp. (The)	2,344
627	First Potomac Realty Trust (REIT)	10,521
104	First South Bancorp, Inc./NC	437
1,354	FirstMerit Corp.	22,057
853	Flagstar Bancorp, Inc.*	1,211
561	Flagstone Reinsurance Holdings S.A.	4,903
392	Flushing Financial Corp.	5,261
1,515	FNB Corp./PA	15,983
458	Forestar Group, Inc.*	8,349
60	Fortegra Financial Corp.*	566
68	Fox Chase Bancorp, Inc.	904
108	FPIC Insurance Group, Inc.*	4,469
869	Franklin Street Properties Corp. (REIT)	11,897
176	FXCM, Inc., Class A	1,742
71	Gain Capital Holdings, Inc.*	428
34	GAMCO Investors, Inc., Class A	1,575
158	German American Bancorp, Inc.	2,776
161	Getty Realty Corp. (REIT)	4,178
348	GFI Group, Inc.	1,576
904	Glacier Bancorp, Inc.	12,855
264	Gladstone Capital Corp.	2,656
119	Gladstone Commercial Corp. (REIT)	2,285
277	Gladstone Investment Corp.	2,069
496	Gleacher & Co., Inc.*	1,106
1,255	Glimcher Realty Trust (REIT)	12,851
173	Global Indemnity plc*	4,008
112	Golub Capital BDC, Inc.	1,755
346	Government Properties Income Trust (REIT)	9,162
127	Great Southern Bancorp, Inc.	2,344
149	Green Bankshares, Inc.*	401
356	Greenlight Capital Re Ltd., Class A*	9,341
146	Hallmark Financial Services*	1,044
440	Hancock Holding Co.	14,216
1,286	Hanmi Financial Corp.*	1,543
146	Harleysville Group, Inc.	4,676
388	Harris & Harris Group, Inc.*	2,223
912	Hatteras Financial Corp. (REIT)	26,640
914	Healthcare Realty Trust, Inc. (REIT)	20,126
164	Heartland Financial USA, Inc.	2,347
546	Hercules Technology Growth Capital, Inc.	5,979

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
173	Heritage Financial Corp./WA	$2,342
19	Heritage Financial Group, Inc.	223
1,692	Hersha Hospitality Trust (REIT)	10,186
81	HFF, Inc., Class A*	1,323
900	Highwoods Properties, Inc. (REIT)	32,472
498	Hilltop Holdings, Inc.*	4,905
91	Home Bancorp, Inc.*	1,378
276	Home Bancshares, Inc./AR	6,618
210	Home Federal Bancorp, Inc./ID	2,337
317	Home Properties, Inc. (REIT)	19,622
493	Horace Mann Educators Corp.	8,046
228	Hudson Pacific Properties, Inc. (REIT)	3,659
165	Hudson Valley Holding Corp.	3,612
336	Iberiabank Corp.	19,740
109	Imperial Holdings, Inc.*	1,098
266	Independent Bank Corp./MA	7,884
157	Infinity Property & Casualty Corp.	8,346
934	Inland Real Estate Corp. (REIT)	8,527
667	International Bancshares Corp.	11,386
425	Internet Capital Group, Inc.*	5,538
901	Invesco Mortgage Capital, Inc. (REIT)	20,516
518	Investment Technology Group, Inc.*	7,843
521	Investors Bancorp, Inc.*	7,799
992	Investors Real Estate Trust (REIT)	9,612
1,173	iStar Financial, Inc. (REIT)*	10,100
172	JMP Group, Inc.	1,221
35	Kaiser Federal Financial Group, Inc.	435
52	Kansas City Life Insurance Co.	1,565
128	Kayne Anderson Energy Development Co.	2,476
144	KBW, Inc.	3,061
190	Kearny Financial Corp.	1,790
16	Kennedy-Wilson Holdings, Inc.*	184
735	Kilroy Realty Corp. (REIT)	30,480
681	Kite Realty Group Trust (REIT)	3,412
1,273	Knight Capital Group, Inc., Class A*	15,709
467	LaBranche & Co., Inc.*	1,887
271	Lakeland Bancorp, Inc.	2,808
202	Lakeland Financial Corp.	4,515
1,069	LaSalle Hotel Properties (REIT)	29,911
1,429	Lexington Realty Trust (REIT)	13,490
13	Life Partners Holdings, Inc.	60
314	LTC Properties, Inc. (REIT)	9,269
624	Maiden Holdings Ltd.	5,866
236	Main Street Capital Corp.	4,406
253	MainSource Financial Group, Inc.	1,948
108	Marlin Business Services Corp.*	1,334
665	MB Financial, Inc.	13,214
962	MCG Capital Corp.	6,619
681	Meadowbrook Insurance Group, Inc.	6,721
187	Medallion Financial Corp.	1,791
1,398	Medical Properties Trust, Inc. (REIT)	17,279
105	Medley Capital Corp.	1,233
60	Merchants Bancshares, Inc.	1,519
114	Meridian Interstate Bancorp, Inc.*	1,515
170	Metro Bancorp, Inc.*	1,916
1,455	MF Global Holdings Ltd.*	11,218
4,352	MFA Financial, Inc. (REIT)	35,860
2,519	MGIC Investment Corp.*	20,303
172	Mid-America Apartment Communities, Inc. (REIT)	11,791
94	MidSouth Bancorp, Inc.	1,317
87	MidWestOne Financial Group, Inc.	1,195
224	Mission West Properties, Inc. (REIT)	1,848
354	Monmouth Real Estate Investment Corp., Class A (REIT)	3,041
782	Montpelier Re Holdings Ltd.	14,709
603	MPG Office Trust, Inc. (REIT)*	1,652
286	MVC Capital, Inc.	3,855
477	Nara Bancorp, Inc.*	4,050
44	NASB Financial, Inc.*	546
87	National Bankshares, Inc.	2,186
536	National Financial Partners Corp.*	7,006
175	National Health Investors, Inc. (REIT)	8,246
83	National Interstate Corp.	1,792
1,584	National Penn Bancshares, Inc.	11,959
1,047	National Retail Properties, Inc. (REIT)	26,992
28	National Western Life Insurance Co., Class A	4,270
162	Navigators Group, Inc. (The)*	7,747
433	NBT Bancorp, Inc.	9,522
303	Nelnet, Inc., Class A	6,663
188	Netspend Holdings, Inc.*	1,575
968	Newcastle Investment Corp. (REIT)*	5,305
326	NewStar Financial, Inc.*	3,185
272	NGP Capital Resources Co.	2,157
226	Northfield Bancorp, Inc.	3,198
1,205	NorthStar Realty Finance Corp. (REIT)	5,278
1,391	Northwest Bancshares, Inc.	17,457
182	OceanFirst Financial Corp.	2,475
933	Ocwen Financial Corp.*	11,215
1,176	Old National Bancorp/IN	12,701
998	Omega Healthcare Investors, Inc. (REIT)	21,247
150	OmniAmerican Bancorp, Inc.*	2,149
133	One Liberty Properties, Inc. (REIT)	2,124
126	Oppenheimer Holdings Inc., Class A	3,582
582	Oriental Financial Group, Inc.	7,182
484	Oritani Financial Corp.	6,060
84	Orrstown Financial Services, Inc.	2,194
231	Pacific Continental Corp.	2,141
386	PacWest Bancorp	8,145
157	Park National Corp.	10,587
271	Parkway Properties, Inc./MD (REIT)	4,976
110	Peapack Gladstone Financial Corp.	1,413
593	Pebblebrook Hotel Trust (REIT)	12,892
556	PennantPark Investment Corp.	6,911
48	Penns Woods Bancorp, Inc.	1,700
695	Pennsylvania Real Estate Investment Trust (REIT)	11,926
349	PennyMac Mortgage Investment Trust (REIT)	5,957
257	Penson Worldwide, Inc.*	969
132	Peoples Bancorp, Inc./OH	1,645
696	PHH Corp.*	14,595
1,458	Phoenix Cos., Inc. (The)*	3,470
284	Pico Holdings, Inc.*	8,472
419	Pinnacle Financial Partners, Inc.*	6,499
199	Piper Jaffray Cos.*	6,611
470	Platinum Underwriters Holdings Ltd.	16,046
1,796	PMI Group, Inc. (The)*	2,604
50	Porter Bancorp, Inc.	299
611	Post Properties, Inc. (REIT)	25,723
240	Potlatch Corp. (REIT)	8,640
260	Presidential Life Corp.	2,743
302	Primerica, Inc.	6,484
204	Primus Guaranty Ltd.*	1,010
654	PrivateBancorp, Inc.	10,706

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
386	ProAssurance Corp.*	$27,140
1,223	Prospect Capital Corp.	14,321
586	Prosperity Bancshares, Inc.	25,637
753	Provident Financial Services, Inc.	10,760
488	Provident New York Bancorp	4,494
188	PS Business Parks, Inc. (REIT)	10,808
1,671	Radian Group, Inc.	8,322
1,404	RAIT Financial Trust (REIT)*	3,005
477	Ramco-Gershenson Properties Trust (REIT)	6,268
979	Redwood Trust, Inc. (REIT)	15,223
315	Renasant Corp.	4,716
123	Republic Bancorp, Inc./KY, Class A	2,517
776	Resource Capital Corp. (REIT)	5,261
525	Retail Opportunity Investments Corp. (REIT)	5,754
230	RLI Corp.	13,857
155	Rockville Financial, Inc.	1,476
21	Rodman & Renshaw Capital Group, Inc.*	29
102	Roma Financial Corp.	1,113
311	S&T Bancorp, Inc.	5,794
127	S.Y. Bancorp, Inc.	3,119
313	Sabra Healthcare REIT, Inc. (REIT)	5,449
232	Safeguard Scientifics, Inc.*	4,529
159	Safety Insurance Group, Inc.	7,139
301	Sandy Spring Bancorp, Inc.	5,668
27	Saul Centers, Inc. (REIT)	1,078
175	SCBT Financial Corp.	5,456
277	SeaBright Holdings, Inc.	2,806
669	Selective Insurance Group, Inc.	11,085
143	Sierra Bancorp	1,579
216	Simmons First National Corp., Class A	5,646
72	Solar Capital Ltd.	1,782
84	Solar Senior Capital Ltd.*	1,530
216	Southside Bancshares, Inc.	4,354
244	Southwest Bancorp, Inc./OK*	3,057
347	Sovran Self Storage, Inc. (REIT)	14,560
1,171	Starwood Property Trust, Inc. (REIT)	25,458
181	State Auto Financial Corp.	3,021
209	State Bancorp, Inc./NY	2,717
287	StellarOne Corp.	3,513
388	Sterling Bancorp/NY	3,702
1,152	Sterling Bancshares, Inc./TX	9,780
217	Stewart Information Services Corp.	2,272
60	Stifel Financial Corp.*	2,416
1,328	Strategic Hotels & Resorts, Inc. (REIT)*	8,884
86	Suffolk Bancorp	1,320
296	Summit Hotel Properties, Inc. (REIT)	3,333
239	Sun Communities, Inc. (REIT)	9,522
1,483	Sunstone Hotel Investors, Inc. (REIT)*	15,082
1,629	Susquehanna Bancshares, Inc.	14,205
525	SVB Financial Group*	31,174
359	SWS Group, Inc.	2,333
433	Tanger Factory Outlet Centers (REIT)	11,890
133	Taylor Capital Group, Inc.*	1,277
109	Tejon Ranch Co.*	4,017
110	Terreno Realty Corp. (REIT)	1,875
154	Territorial Bancorp, Inc.	3,111
459	Texas Capital Bancshares, Inc.*	11,489
113	THL Credit, Inc.	1,522
466	Thomas Properties Group, Inc.*	1,542
399	TICC Capital Corp.	4,090
99	Tompkins Financial Corp.	3,836
120	Tower Bancorp, Inc.	2,514
257	Tower Group, Inc.	6,245
295	TowneBank/VA	4,086
382	TradeStation Group, Inc.*	3,721
234	Triangle Capital Corp.	4,490
175	Trico Bancshares	2,602
916	TrustCo Bank Corp NY	5,423
803	Trustmark Corp.	19,144
870	Two Harbors Investment Corp. (REIT)	9,344
399	UMB Financial Corp.	17,017
139	UMH Properties, Inc. (REIT)	1,397
1,439	Umpqua Holdings Corp.	17,239
224	Union First Market Bankshares Corp.	2,831
488	United Bankshares, Inc.	11,834
1,094	United Community Banks, Inc./GA*	2,396
210	United Financial Bancorp, Inc.	3,358
287	United Fire & Casualty Co.	5,442
69	Universal Health Realty Income Trust (REIT)	2,988
217	Universal Insurance Holdings, Inc.	1,170
208	Univest Corp. of Pennsylvania	3,542
245	Urstadt Biddle Properties, Inc., Class A (REIT)	4,694
1,249	U-Store-It Trust (REIT)	14,076
114	ViewPoint Financial Group	1,485
270	Virginia Commerce Bancorp, Inc.*	1,571
5	Virtus Investment Partners, Inc.*	277
63	Walker & Dunlop, Inc.*	857
323	Walter Investment Management Corp. (REIT)	5,659
192	Washington Banking Co.	2,548
604	Washington Real Estate Investment Trust (REIT)	20,856
177	Washington Trust Bancorp, Inc.	4,149
90	Waterstone Financial, Inc.*	249
890	Webster Financial Corp.	18,565
290	WesBanco, Inc.	5,745
196	West Bancorp., Inc.	1,521
238	West Coast Bancorp/OR*	4,155
205	Westamerica Bancorp.	10,311
823	Western Alliance Bancorp.*	6,066
352	Westfield Financial, Inc.	2,964
6	Westwood Holdings Group, Inc.	218
1,212	Whitney Holding Corp./LA	16,277
547	Wilshire Bancorp, Inc.*	1,712
349	Winthrop Realty Trust (REIT)	4,282
432	Wintrust Financial Corp.	14,027
104	World Acceptance Corp.*	6,935
74	WSFS Financial Corp.	3,091
		2,858,076
	Health Care - 2.5%

9	Aegerion Pharmaceuticals, Inc.*	170
798	Affymetrix, Inc.*	4,860
297	Albany Molecular Research, Inc.*	1,494
861	Alkermes, Inc.*	15,774
528	Allied Healthcare International, Inc.*	1,373
142	Alphatec Holdings, Inc.*	538
186	American Dental Partners, Inc.*	2,474
565	AMERIGROUP Corp.*	40,064
274	AMN Healthcare Services, Inc.*	2,370
389	Amsurg Corp.*	10,079
19	Anacor Pharmaceuticals, Inc.*	120
46	Analogic Corp.	2,459
311	AngioDynamics, Inc.*	4,883

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
123	Assisted Living Concepts, Inc., Class A	$4,127
9	BG Medicine, Inc.*	65
131	BioScrip, Inc.*	1,002
369	Cambrex Corp.*	1,804
162	Cantel Medical Corp.	3,841
340	Capital Senior Living Corp.*	3,267
99	Caraco Pharmaceutical Laboratories Ltd.*	518
227	CardioNet, Inc.*	1,273
617	Centene Corp.*	21,472
100	Chindex International, Inc.*	1,499
9	Complete Genomics, Inc.*	144
367	CONMED Corp.*	10,386
90	Continucare Corp.*	424
99	Cornerstone Therapeutics, Inc.*	786
390	Cross Country Healthcare, Inc.*	2,991
325	CryoLife, Inc.*	1,823
159	Cutera, Inc.*	1,453
122	Cynosure, Inc., Class A*	1,590
52	Cytokinetics, Inc.*	76
104	DynaVox, Inc., Class A*	776
20	Emergent Biosolutions, Inc.*	500
35	Endocyte, Inc.*	416
9	Ensign Group, Inc. (The)	269
44	Enzo Biochem, Inc.*	176
209	Enzon Pharmaceuticals, Inc.*	2,192
17	Epocrates, Inc.*	358
33	Exactech, Inc.*	620
37	ExamWorks Group, Inc.*	940
738	Exelixis, Inc.*	8,583
397	Five Star Quality Care, Inc.*	3,065
16	Fluidigm Corp.*	240
13	Furiex Pharmaceuticals, Inc.*	221
252	Gentiva Health Services, Inc.*	6,169
292	Greatbatch, Inc.*	8,453
161	Hanger Orthopedic Group, Inc.*	4,049
67	HealthSouth Corp.*	1,881
851	Healthspring, Inc.*	37,316
429	Healthways, Inc.*	6,954
11	Hi-Tech Pharmacal Co., Inc.*	309
112	ICU Medical, Inc.*	4,856
83	Impax Laboratories, Inc.*	2,229
53	Infinity Pharmaceuticals, Inc.*	379
500	Inovio Pharmaceuticals, Inc.*	386
344	Invacare Corp.	11,552
11	Jazz Pharmaceuticals, Inc.*	322
176	Kendle International, Inc.*	2,649
643	Kindred Healthcare, Inc.*	15,779
103	Lannett Co., Inc.*	549
1,645	Lexicon Pharmaceuticals, Inc.*	2,681
419	Magellan Health Services, Inc.*	22,182
354	Maxygen, Inc.	1,862
258	MedCath Corp.*	3,498
180	Medical Action Industries, Inc.*	1,753
300	Medicines Co. (The)*	5,733
758	Medicis Pharmaceutical Corp., Class A	28,402
42	Merit Medical Systems, Inc.*	824
123	Molina Healthcare, Inc.*	3,330
113	National Healthcare Corp.	5,386
9	NuPathe, Inc.*	74
25	NxStage Medical, Inc.*	470
28	Nymox Pharmaceutical Corp.*	231
167	Owens & Minor, Inc.	5,778
23	Pacific Biosciences of California, Inc.*	275
98	Palomar Medical Technologies, Inc.*	1,390
441	Par Pharmaceutical Cos., Inc.*	15,153
22	PDI, Inc.*	152
237	PharMerica Corp.*	2,925
101	Progenics Pharmaceuticals, Inc.*	837
19	Rochester Medical Corp.*	192
648	RTI Biologics, Inc.*	1,976
631	Select Medical Holdings Corp.*	5,994
249	Skilled Healthcare Group, Inc., Class A*	2,824
526	Solta Medical, Inc.*	1,662
38	STERIS Corp.	1,371
131	Sucampo Pharmaceuticals, Inc., Class A*	565
313	Sun Healthcare Group, Inc.*	3,121
659	SuperGen, Inc.*	2,162
92	SurModics, Inc.*	1,340
452	Symmetry Medical, Inc.*	4,619
340	Syneron Medical Ltd.*	4,413
403	TomoTherapy, Inc.*	1,765
17	Transcept Pharmaceuticals, Inc.*	199
255	Triple-S Management Corp., Class B*	5,618
7	U.S. Physical Therapy, Inc.	180
402	Universal American Corp.	3,739
978	ViroPharma, Inc.*	18,924
50	Vital Images, Inc.*	936
533	WellCare Health Plans, Inc.*	26,250
180	Wright Medical Group, Inc.*	2,799
46	Young Innovations, Inc.	1,315
17	Zogenix, Inc.*	73
		462,360
	Industrials - 5.7%

32	A. O. Smith Corp.	1,327
490	AAR Corp.	12,931
476	ABM Industries, Inc.	10,843
689	ACCO Brands Corp.*	5,719
319	Aceto Corp.	2,249
287	Advanced Battery Technologies, Inc.*	430
680	Air Transport Services Group, Inc.*	5,066
638	Aircastle Ltd.	8,001
76	Alamo Group, Inc.	1,938
424	Alaska Air Group, Inc.*	28,637
279	Albany International Corp., Class A	7,700
107	Amerco, Inc.*	9,661
53	Ameresco, Inc., Class A*	775
118	American Railcar Industries, Inc.*	2,832
397	American Reprographics Co.*	3,724
105	American Woodmark Corp.	2,108
116	Ameron International Corp.	7,793
97	Ampco-Pittsburgh Corp.	2,293
353	Apogee Enterprises, Inc.	4,674
80	Argan, Inc.*	782
318	Arkansas Best Corp.	7,788
249	Astec Industries, Inc.*	9,342
8	Astronics Corp.*	214
325	Atlas Air Worldwide Holdings, Inc.*	20,569
10	AZZ, Inc.	441
205	Baltic Trading Ltd.	1,304
78	Barnes Group, Inc.	1,881
30	Barrett Business Services, Inc.	458
614	Brady Corp., Class A	21,165
238	Briggs & Stratton Corp.	4,962
94	Brink’s Co. (The)	2,796
868	Broadwind Energy, Inc.*	1,510

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
479	Builders FirstSource, Inc.*	$1,159
85	CAI International, Inc.*	1,986
114	Cascade Corp.	4,632
199	CBIZ, Inc.*	1,522
136	CDI Corp.	1,911
99	Celadon Group, Inc.*	1,386
320	Ceradyne, Inc.*	14,323
360	Chart Industries, Inc.*	17,489
202	CIRCOR International, Inc.	8,951
41	CLARCOR, Inc.	1,747
6	Coleman Cable, Inc.*	85
240	Columbus McKinnon Corp.*	4,680
478	Comfort Systems USA, Inc.	4,957
308	Commercial Vehicle Group, Inc.*	4,768
3	Compx International, Inc.	41
128	Courier Corp.	1,445
115	CRA International, Inc.*	3,220
113	Cubic Corp.	5,790
576	Curtiss-Wright Corp.	19,647
40	Deluxe Corp.	1,030
216	Dolan Co. (The)*	2,264
135	Douglas Dynamics, Inc.	2,091
132	Ducommun, Inc.	2,591
441	Dycom Industries, Inc.*	7,537
96	Dynamic Materials Corp.	2,162
781	Eagle Bulk Shipping, Inc.*	2,249
833	EMCOR Group, Inc.*	25,298
233	Encore Wire Corp.	5,660
57	Energy Recovery, Inc.*	157
1,112	EnergySolutions, Inc.	5,682
433	EnerSys*	15,501
258	Ennis, Inc.	4,925
150	EnPro Industries, Inc.*	6,837
332	ESCO Technologies, Inc.	12,473
375	Esterline Technologies Corp.*	28,358
500	Excel Maritime Carriers Ltd.*	1,705
10	Exponent, Inc.*	429
782	Federal Signal Corp.	5,138
84	Flow International Corp.*	345
883	Force Protection, Inc.*	4,274
24	Franklin Electric Co., Inc.	1,068
150	FreightCar America, Inc.*	4,147
225	Fuel Tech, Inc.*	1,899
51	Furmanite Corp.*	387
233	G&K Services, Inc., Class A	7,370
356	Genco Shipping & Trading Ltd.*	2,834
688	GenCorp, Inc.*	4,321
155	Generac Holdings, Inc.*	2,854
344	Geo Group, Inc. (The)*	8,459
380	Gibraltar Industries, Inc.*	4,963
132	GP Strategies Corp.*	1,830
438	Granite Construction, Inc.	12,041
478	Great Lakes Dredge & Dock Corp.	2,901
269	Greenbrier Cos., Inc.*	7,010
598	Griffon Corp.*	6,333
348	H&E Equipment Services, Inc.*	5,049
496	Hawaiian Holdings, Inc.*	2,748
201	Heidrick & Struggles International, Inc.	4,211
217	Hexcel Corp.*	4,485
41	Higher One Holdings, Inc.*	629
235	Hill International, Inc.*	1,081
195	Hoku Corp.*	384
383	Horizon Lines, Inc., Class A	429
190	Huron Consulting Group, Inc.*	5,763
141	ICF International, Inc.*	3,627
69	Insituform Technologies, Inc., Class A*	1,781
209	Insteel Industries, Inc.	2,851
378	Interline Brands, Inc.*	6,982
71	International Shipholding Corp.	1,605
3,066	JetBlue Airways Corp.*	18,611
115	Kadant, Inc.*	3,383
151	Kaman Corp.	5,448
297	Kelly Services, Inc., Class A*	5,236
31	KEYW Holding Corp. (The)*	350
394	Kimball International, Inc., Class B	2,671
545	Korn/Ferry International*	11,641
288	Kratos Defense & Security Solutions, Inc.*	3,496
128	L.B. Foster Co., Class A	4,641
26	LaBarge, Inc.*	498
51	Lawson Products, Inc.	961
246	Layne Christensen Co.*	7,274
111	LMI Aerospace, Inc.*	2,369
238	LSI Industries, Inc.	1,790
214	Lydall, Inc.*	2,559
126	M&F Worldwide Corp.*	2,671
164	Marten Transport Ltd.	3,680
666	MasTec, Inc.*	14,019
177	McGrath RentCorp	4,963
472	Metalico, Inc.*	2,794
171	Met-Pro Corp.	1,989
87	Michael Baker Corp.*	2,262
127	Miller Industries, Inc.	2,184
88	Mine Safety Appliances Co.	3,307
565	Mobile Mini, Inc.*	12,713
570	Moog, Inc., Class A*	23,399
410	Mueller Industries, Inc.	15,244
128	Mueller Water Products, Inc., Class A	517
133	Multi-Color Corp.	3,007
214	MYR Group, Inc.*	4,826
6	NACCO Industries, Inc., Class A	587
489	Navigant Consulting, Inc.*	4,939
116	Northwest Pipe Co.*	3,032
51	Old Dominion Freight Line, Inc.*	1,904
409	On Assignment, Inc.*	4,569
427	Orbital Sciences Corp.*	8,032
58	P.A.M. Transportation Services, Inc.*	629
51	Patriot Transportation Holding, Inc.*	1,142
167	PGT, Inc.*	399
206	Pike Electric Corp.*	1,835
233	Pinnacle Airlines Corp.*	1,135
111	Powell Industries, Inc.*	3,813
25	Preformed Line Products Co.	1,789
243	Primoris Services Corp.	3,079
92	Quality Distribution, Inc.*	1,105
377	Quanex Building Products Corp.	7,480
290	RailAmerica, Inc.*	4,556
605	Republic Airways Holdings, Inc.*	2,952
53	Roadrunner Transportation Systems, Inc.*	795
485	Robbins & Myers, Inc.	21,369
619	RSC Holdings, Inc.*	8,276
401	Rush Enterprises, Inc., Class A*	8,008
199	Saia, Inc.*	3,126
19	Schawk, Inc.	330
153	School Specialty, Inc.*	2,353
4	Seaboard Corp.	9,240
124	SeaCube Container Leasing Ltd.	2,226
565	SFN Group, Inc.*	5,870

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
31	Simpson Manufacturing Co., Inc.	$869
665	Skywest, Inc.	10,261
128	Standex International Corp.	4,252
851	Steelcase, Inc., Class A	9,250
202	Sterling Construction Co., Inc.*	2,691
460	SYKES Enterprises, Inc.*	9,950
176	TAL International Group, Inc.	5,936
221	Team, Inc.*	5,083
232	Tecumseh Products Co., Class A*	2,408
330	Teledyne Technologies, Inc.*	16,203
445	Titan International, Inc.	12,233
131	Titan Machinery, Inc.*	3,509
285	Tredegar Corp.	5,526
210	Triumph Group, Inc.	19,639
203	TrueBlue, Inc.*	2,972
335	Tutor Perini Corp.	6,800
91	Twin Disc, Inc.	3,036
278	Ultrapetrol (Bahamas) Ltd.*	1,443
177	Unifirst Corp.	9,491
22	United Capital Corp.*	594
760	United Rentals, Inc.*	20,778
113	United Stationers, Inc.	8,364
243	Universal Forest Products, Inc.	7,103
73	Universal Truckload Services, Inc.*	1,196
2,027	US Airways Group, Inc.*	18,446
16	US Ecology, Inc.	281
99	USA Truck, Inc.*	1,170
224	Viad Corp.	5,067
25	VSE Corp.	659
858	Wabash National Corp.*	8,297
333	Watts Water Technologies, Inc., Class A	11,652
462	Werner Enterprises, Inc.	11,587
17	Xerium Technologies, Inc.*	353
		1,048,572
	Information Technology - 3.9%

324	Accelrys, Inc.*	2,342
430	Advanced Analogic Technologies, Inc.*	2,593
169	Advanced Energy Industries, Inc.*	2,510
211	Agilysys, Inc.*	1,437
58	Alpha & Omega Semiconductor Ltd.*	811
217	ANADIGICS, Inc.*	710
164	Anaren, Inc.*	2,804
176	Anixter International, Inc.	11,913
1,288	Arris Group, Inc.*	14,541
373	ATMI, Inc.*	7,158
750	Aviat Networks, Inc.*	3,502
365	Avid Technology, Inc.*	6,377
1,195	Axcelis Technologies, Inc.*	2,151
229	AXT, Inc.*	1,864
124	Bel Fuse, Inc., Class B	2,427
722	Benchmark Electronics, Inc.*	12,476
336	BigBand Networks, Inc.*	706
221	Black Box Corp.	7,284
24	BroadSoft, Inc.*	949
337	Brooks Automation, Inc.*	3,822
230	Cabot Microelectronics Corp.*	11,557
353	CACI International, Inc., Class A*	22,532
12	Calix, Inc.*	259
372	CDC Corp., Class A*	960
19	CEVA, Inc.*	652
300	Checkpoint Systems, Inc.*	5,433
783	Ciber, Inc.*	4,776
104	Cognex Corp.	3,670
99	Coherent, Inc.*	5,554
240	Cohu, Inc.	3,168
60	Computer Task Group, Inc.*	805
213	Comtech Telecommunications Corp.	5,919
255	Cray, Inc.*	1,632
228	CSG Systems International, Inc.*	4,352
303	CTS Corp.	3,103
286	Cymer, Inc.*	13,691
343	Daktronics, Inc.	3,687
81	DealerTrack Holdings, Inc.*	1,877
16	Deltek, Inc.*	119
23	Demand Media, Inc.*	350
262	Digi International, Inc.*	3,089
436	Digital River, Inc.*	14,192
291	DSP Group, Inc.*	2,404
1,356	Earthlink, Inc.	10,706
207	Electro Rent Corp.	3,175
316	Electro Scientific Industries, Inc.*	5,688
569	Electronics for Imaging, Inc.*	10,270
182	EMS Technologies, Inc.*	4,748
1,092	Emulex Corp.*	10,156
525	Energy Conversion Devices, Inc.*	735
1,127	Entegris, Inc.*	10,346
23	Envestnet, Inc.*	341
383	EPIQ Systems, Inc.	5,730
46	ePlus, Inc.*	1,209
616	Euronet Worldwide, Inc.*	10,651
449	Evergreen Solar, Inc.*	314
403	Exar Corp.*	2,563
820	Extreme Networks*	2,722
37	Fabrinet*	877
524	Fair Isaac Corp.	15,327
204	FalconStor Software, Inc.*	898
348	FEI Co.*	13,575
628	Formfactor, Inc.*	6,223
316	Gerber Scientific, Inc.*	3,062
72	Global Cash Access Holdings, Inc.*	231
254	Globecomm Systems, Inc.*	3,724
70	GSI Technology, Inc.*	491
134	Hackett Group, Inc. (The)*	666
1,115	Harmonic, Inc.*	8,686
294	Hutchinson Technology, Inc.*	735
401	Ikanos Communications, Inc.*	613
374	Imation Corp.*	3,635
88	Infinera Corp.*	625
393	Infospace, Inc.*	3,655
27	Inphi Corp.*	536
444	Insight Enterprises, Inc.*	7,446
207	Integral Systems, Inc.*	2,457
741	Integrated Device Technology, Inc.*	6,217
34	Integrated Silicon Solution, Inc.*	314
249	Intermec, Inc.*	3,008
651	Internap Network Services Corp.*	5,371
172	Intevac, Inc.*	2,042
160	INTL FCStone, Inc.*	4,136
35	IntraLinks Holdings, Inc.*	723
111	IXYS Corp.*	1,542
174	j2 Global Communications, Inc.*	5,044
449	JDA Software Group, Inc.*	14,830
154	Keynote Systems, Inc.	3,269
164	Knot, Inc. (The)*	1,683
522	Kopin Corp.*	2,720
965	L-1 Identity Solutions, Inc.*	10,731
116	Limelight Networks, Inc.*	665
39	Littelfuse, Inc.	2,340
24	Mantech International Corp., Class A	1,080
256	Marchex, Inc., Class B	1,994

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
182	Measurement Specialties, Inc.*	$6,961
16	MediaMind Technologies, Inc.*	280
802	Mentor Graphics Corp.*	10,755
320	Mercury Computer Systems, Inc.*	6,118
197	Methode Electronics, Inc.	2,356
647	Microsemi Corp.*	14,266
367	MKS Instruments, Inc.	9,652
524	ModusLink Global Solutions, Inc.	2,484
111	MoneyGram International, Inc.*	406
18	Motricity, Inc.*	168
15	Multi-Fineline Electronix, Inc.*	318
39	NeoPhotonics Corp.*	372
320	Newport Corp.*	5,821
353	Novatel Wireless, Inc.*	1,885
165	Omnivision Technologies, Inc.*	5,826
223	Online Resources Corp.*	749
159	Oplink Communications, Inc.*	2,938
544	Opnext, Inc.*	1,567
52	OSI Systems, Inc.*	2,079
98	Park Electrochemical Corp.	2,951
120	PC Connection, Inc.*	1,048
240	PC-Tel, Inc.*	1,661
85	Perficient, Inc.*	948
282	Pericom Semiconductor Corp.*	2,600
671	Photronics, Inc.*	6,737
2,122	Powerwave Technologies, Inc.*	8,021
40	QLIK Technologies, Inc.*	1,332
252	Quantum Corp.*	774
70	Quest Software, Inc.*	1,589
82	Radisys Corp.*	708
104	RealD, Inc.*	2,839
1,052	RealNetworks, Inc.*	3,934
45	RealPage, Inc.*	1,325
130	Richardson Electronics Ltd.	1,781
119	Rimage Corp.	1,736
193	Rofin-Sinar Technologies, Inc.*	6,975
132	Rogers Corp.*	6,195
24	Rudolph Technologies, Inc.*	281
651	S1 Corp.*	4,739
337	ScanSource, Inc.*	11,940
184	Seachange International, Inc.*	2,072
332	Sigma Designs, Inc.*	2,985
360	Silicon Graphics International Corp.*	6,516
228	Silicon Image, Inc.*	1,728
267	SMART Modular Technologies (WWH), Inc.*	2,462
46	Smith Micro Software, Inc.*	244
460	Sonus Networks, Inc.*	1,490
99	Spectrum Control, Inc.*	1,978
496	SRA International, Inc., Class A*	15,351
195	Standard Microsystems Corp.*	5,230
15	Stream Global Services, Inc.*	46
243	Sycamore Networks, Inc.	5,890
551	Symmetricom, Inc.*	3,124
282	SYNNEX Corp.*	9,233
804	Take-Two Interactive Software, Inc.*	13,178
52	TechTarget, Inc.*	420
745	Tekelec*	6,779
360	TeleCommunication Systems, Inc., Class A*	1,796
19	TeleTech Holdings, Inc.*	344
26	Tessco Technologies, Inc.	297
266	Tessera Technologies, Inc.*	4,602
533	THQ, Inc.*	2,201
83	Tier Technologies, Inc.*	398
815	Trident Microsystems, Inc.*	799
771	TTM Technologies, Inc.*	12,768
61	Ultratech, Inc.*	1,938
318	Unisys Corp.*	8,888
860	United Online, Inc.	5,229
1,469	UTStarcom, Inc.*	2,894
226	ValueClick, Inc.*	4,079
65	VASCO Data Security International, Inc.*	776
265	Viasat, Inc.*	11,732
15	Viasystems Group, Inc.*	340
78	Virtusa Corp.*	1,572
420	X-Rite, Inc.*	2,012
580	Zoran Corp.*	4,773
186	Zygo Corp.*	2,650
		716,612
	Materials - 2.7%

375	A. Schulman, Inc.	9,559
210	A.M. Castle & Co.*	3,881
29	AEP Industries, Inc.*	890
256	American Vanguard Corp.	3,059
112	Arch Chemicals, Inc.	4,049
1,237	Boise, Inc.	10,440
493	Buckeye Technologies, Inc.	12,557
801	Century Aluminum Co.*	12,928
38	Clearwater Paper Corp.*	2,625
1,034	Coeur d’Alene Mines Corp.*	28,507
608	Ferro Corp.*	7,965
424	Georgia Gulf Corp.*	12,016
199	Graham Packaging Co., Inc.*	4,515
1,579	Graphic Packaging Holding Co.*	8,653
572	H.B. Fuller Co.	12,750
18	Hawkins, Inc.	784
133	Haynes International, Inc.	7,484
759	Headwaters, Inc.*	2,778
3,493	Hecla Mining Co.*	29,656
517	Horsehead Holding Corp.*	6,897
201	Innophos Holdings, Inc.	9,023
191	Kaiser Aluminum Corp.	10,073
480	KapStone Paper and Packaging Corp.*	7,896
11	KMG Chemicals, Inc.	203
21	Kraton Performance Polymers, Inc.*	808
277	Landec Corp.*	1,590
1,593	Louisiana-Pacific Corp.*	13,349
235	Materion Corp.*	9,322
68	Metals USA Holdings Corp.*	1,069
218	Minerals Technologies, Inc.	14,824
180	Molycorp, Inc.*	11,957
444	Myers Industries, Inc.	4,649
94	Neenah Paper, Inc.	2,180
59	NL Industries, Inc.	1,132
414	Olin Corp.	9,944
115	Olympic Steel, Inc.	3,372
388	OM Group, Inc.*	14,465
575	P. H. Glatfelter Co.	8,861
351	PolyOne Corp.	5,346
43	Quaker Chemical Corp.	1,873
322	Rock-Tenn Co., Class A	24,739
168	Rockwood Holdings, Inc.*	8,835
328	RTI International Metals, Inc.*	12,507
622	Sensient Technologies Corp.	23,667
313	Silgan Holdings, Inc.	14,051
208	Spartech Corp.*	1,479
261	Texas Industries, Inc.	10,933
1,846	Thompson Creek Metals Co., Inc.*	20,048
89	TPC Group, Inc.*	3,238
336	U.S. Energy Corp.*	1,677

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
85	Universal Stainless & Alloy*	$3,095
533	Wausau Paper Corp.	3,656
247	Westlake Chemical Corp.	13,857
283	Worthington Industries, Inc.	6,178
769	WR Grace & Co.*	35,981
349	Zoltek Cos., Inc.*	3,846
		501,716
	Telecommunication Services - 0.3%

7	Atlantic Tele-Network, Inc.	268
1,812	Cincinnati Bell, Inc.*	5,762
71	Consolidated Communications Holdings, Inc.	1,359
628	FiberTower Corp.*	1,162
515	General Communication, Inc., Class A*	6,360
149	Global Crossing Ltd.*	5,191
877	Globalstar, Inc.*	1,061
42	Hughes Communications, Inc.*	2,520
457	ICO Global Communications Holdings Ltd.*	1,334
178	IDT Corp., Class B	5,251
428	Iridium Communications, Inc.*	3,818
501	PAETEC Holding Corp.*	2,235
657	Premiere Global Services, Inc.*	5,532
16	Shenandoah Telecommunications Co.	291
118	USA Mobility, Inc.	1,919
814	Vonage Holdings Corp.*	3,883
		47,946
	Utilities - 2.6%

391	Allete, Inc.	15,593
58	American DG Energy, Inc.*	95
233	American States Water Co.	8,057
79	Artesian Resources Corp., Class A	1,553
690	Avista Corp.	17,202
492	Black Hills Corp.	15,262
248	California Water Service Group	9,384
165	Central Vermont Public Service Corp.	5,659
199	CH Energy Group, Inc.	10,736
119	Chesapeake Utilities Corp.	4,812
763	Cleco Corp.	26,774
107	Connecticut Water Service, Inc.	2,697
183	Consolidated Water Co., Ltd.	1,764
1,288	Dynegy, Inc.*	7,805
550	El Paso Electric Co.*	17,127
504	Empire District Electric Co. (The)	9,657
604	IDACORP, Inc.	23,779
280	Laclede Group, Inc. (The)	10,531
290	MGE Energy, Inc.	12,076
192	Middlesex Water Co.	3,602
519	New Jersey Resources Corp.	23,916
569	Nicor, Inc.	31,272
334	Northwest Natural Gas Co.	15,087
455	NorthWestern Corp.	15,047
426	Otter Tail Corp.	9,338
901	Piedmont Natural Gas Co., Inc.	28,354
1,089	PNM Resources, Inc.	18,001
946	Portland General Electric Co.	24,568
163	SJW Corp.	3,795
309	South Jersey Industries, Inc.	17,295
570	Southwest Gas Corp.	22,264
634	UIL Holdings Corp.	21,004
453	UniSource Energy Corp.	17,164
136	Unitil Corp.	3,486
636	WGL Holdings, Inc.	24,963
158	York Water Co.	2,779
		482,498
	Total Common Stocks (Cost $7,338,480)	7,741,308

Principal Amount
	U.S. Government & Agency Securities (a) - 3.3%
	Federal Home Loan Bank
$500,917	0.00%, due 06/01/11	500,917
33,394	0.01%, due 06/01/11	33,394
83,486	0.02%, due 06/02/11	83,486
	Total U.S. Government & Agency Securities (Cost $617,797)	617,797

	Repurchase Agreements (a)(b) - 26.3%
4,851,045	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $4,851,075	4,851,045
	Total Repurchase Agreements (Cost $4,851,045)	4,851,045

	Total Investment Securities (Cost $12,807,322) — 71.6%	13,210,150
	Other assets less liabilities — 28.4%	5,243,917
	Net Assets — 100.0%	$18,454,067

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $4,337,253.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,584,231
Aggregate gross unrealized depreciation	(1,269,469)
Net unrealized appreciation	$314,762
Federal income tax cost of investments	$12,895,388

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$69,994	$1,155
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	9,464,602	117,796
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	1,276,187	289,120
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	10,491,103	2,882,400
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	7,862,938	1,029,041
		$4,319,512

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

Ultra Russell2000 Growth

Shares		Value
	Common Stocks (a) - 55.5%
	Consumer Discretionary - 9.2%

42	1-800-Flowers.com, Inc., Class A*	$130
1,145	99 Cents Only Stores*	23,656
607	AFC Enterprises, Inc.*	10,064
524	Ambassadors Group, Inc.	4,988
149	American Apparel, Inc.*	156
1,746	American Axle & Manufacturing Holdings, Inc.*	20,184
71	American Greetings Corp., Class A	1,704
535	American Public Education, Inc.*	23,422
138	America’s Car-Mart, Inc.*	3,898
629	Amerigon, Inc.*	10,460
428	Ameristar Casinos, Inc.	9,613
1,581	Ann, Inc.*	44,505
774	Arbitron, Inc.	33,050
341	Archipelago Learning, Inc.*	3,618
845	Asbury Automotive Group, Inc.*	14,196
1,624	Ascena Retail Group, Inc.*	54,339
413	Ballantyne Strong, Inc.*	2,350
95	Beasley Broadcasting Group, Inc., Class A*	471
181	bebe stores, inc.	1,200
2,653	Belo Corp., Class A*	21,065
596	Big 5 Sporting Goods Corp.	5,662
4	Biglari Holdings, Inc.*	1,594
654	BJ’s Restaurants, Inc.*	33,504
367	Blue Nile, Inc.*	18,350
45	Blyth, Inc.	2,051
101	Body Central Corp.*	2,448
120	Bon-Ton Stores, Inc. (The)	1,276
228	Bravo Brio Restaurant Group, Inc.*	5,062
567	Bridgepoint Education, Inc.*	13,319
863	Brown Shoe Co., Inc.	8,898
2,576	Brunswick Corp.	55,848
721	Buckle, Inc. (The)	30,779
528	Buffalo Wild Wings, Inc.*	33,074
562	California Pizza Kitchen, Inc.*	10,346
413	Cambium Learning Group, Inc.*	1,371
458	Capella Education Co.*	22,140
211	Caribou Coffee Co., Inc.*	2,243
163	Carmike Cinemas, Inc.*	1,183
361	Carrols Restaurant Group, Inc.*	3,375
1,728	Carter’s, Inc.*	54,778
1,077	Casual Male Retail Group, Inc.*	4,685
810	Cato Corp. (The), Class A	22,048
37	Cavco Industries, Inc.*	1,597
598	CEC Entertainment, Inc.	24,333
1,757	Cheesecake Factory, Inc. (The)*	55,820
224	Cherokee, Inc.	4,283
682	Children’s Place Retail Stores, Inc. (The)*	34,264
584	Christopher & Banks Corp.	3,498
52	Churchill Downs, Inc.	2,271
432	Citi Trends, Inc.*	7,214
276	CKX, Inc.*	1,510
923	Coinstar, Inc.*	49,039
1,757	Coldwater Creek, Inc.*	3,303
1,224	Collective Brands, Inc.*	19,094
35	Conn’s, Inc.*	217
1,781	Cooper Tire & Rubber Co.	43,029
44	Core-Mark Holding Co., Inc.*	1,573
2,564	Corinthian Colleges, Inc.*	9,897
152	CPI Corp.	2,178
644	Cracker Barrel Old Country Store, Inc.	30,513
2,496	CROCS, Inc.*	56,734
142	Crown Media Holdings, Inc., Class A*	290
257	Culp, Inc.*	2,292
124	Cumulus Media, Inc., Class A*	494
3,767	Dana Holding Corp.*	68,258
1,126	Deckers Outdoor Corp.*	102,579
17	Delta Apparel, Inc.*	283
2,887	Denny’s Corp.*	11,808
290	Destination Maternity Corp.	5,980
92	Dex One Corp.*	215
521	DineEquity, Inc.*	28,009
399	Domino’s Pizza, Inc.*	9,943
329	Dorman Products, Inc.*	12,456
206	Drew Industries, Inc.	5,438
2,700	Drugstore.com, Inc.*	10,246
704	DSW, Inc., Class A*	35,306
7,817	Eastman Kodak Co.*	26,109
162	Einstein Noah Restaurant Group, Inc.	2,430
738	Empire Resorts, Inc.*	428
569	Entercom Communications Corp., Class A*	5,275
1,414	Entravision Communications Corp., Class A*	2,927
246	Ethan Allen Interiors, Inc.	5,724
537	Exide Technologies*	5,295
465	Express, Inc.	9,821
441	Finish Line (The), Class A	10,169
445	Fuel Systems Solutions, Inc.*	11,098
448	G-III Apparel Group Ltd.*	19,228
71	Genesco, Inc.*	3,194
473	Global Sources Ltd.*	5,473
81	Gordmans Stores, Inc.*	1,409
901	Grand Canyon Education, Inc.*	11,623
157	Group 1 Automotive, Inc.	6,081
1,127	Harte-Hanks, Inc.	9,241
66	Haverty Furniture Cos., Inc.	735
383	hhgregg, Inc.*	5,925
838	Hibbett Sports, Inc.*	34,894
544	HOT Topic, Inc.	4,238
1,130	HSN, Inc.*	39,787
1,158	Interval Leisure Group, Inc.*	15,702
645	iRobot Corp.*	21,672
39	Isle of Capri Casinos, Inc.*	344
1,393	Jack in the Box, Inc.*	30,939
1,729	Jamba, Inc.*	3,977
1,235	Joe’s Jeans, Inc.*	1,028
801	JoS. A. Bank Clothiers, Inc.*	45,737
162	Journal Communications, Inc., Class A*	873
731	K12, Inc.*	25,439
70	Kenneth Cole Productions, Inc., Class A*	874
72	Kid Brands, Inc.*	387
487	Kirkland’s, Inc.*	6,360
812	Knology, Inc.*	12,675
1,699	Krispy Kreme Doughnuts, Inc.*	14,272
388	K-Swiss, Inc., Class A*	4,280
137	Lacrosse Footwear, Inc.	2,033
163	La-Z-Boy, Inc.*	1,804
820	Leapfrog Enterprises, Inc.*	3,715
179	Learning Tree International, Inc.	1,697
1,305	Lee Enterprises, Inc.*	1,566
1,077	Life Time Fitness, Inc.*	39,623
72	LIN TV Corp., Class A*	341
407	Lincoln Educational Services Corp.	5,954
1,411	Lions Gate Entertainment Corp.*	8,367
66	Lithia Motors, Inc., Class A	1,181

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,749	Liz Claiborne, Inc.*	$17,951
225	LodgeNet Interactive Corp.*	819
647	Lumber Liquidators Holdings, Inc.*	17,450
667	Maidenform Brands, Inc.*	20,097
289	Marine Products Corp.*	1,818
772	Martha Stewart Living Omnimedia, Class A*	4,038
879	Matthews International Corp., Class A	34,360
1,734	McClatchy Co. (The), Class A*	5,237
174	McCormick & Schmick’s Seafood Restaurants, Inc.*	1,592
134	Media General, Inc., Class A*	658
415	Midas, Inc.*	2,930
70	Monarch Casino & Resort, Inc.*	652
866	Monro Muffler Brake, Inc.	28,015
221	Morgans Hotel Group Co.*	1,845
94	Multimedia Games Holding Co., Inc.*	519
227	National American University Holdings, Inc.	1,709
1,542	National CineMedia, Inc.	27,463
48	New York & Co., Inc.*	254
61	Nexstar Broadcasting Group, Inc., Class A*	421
782	Nutrisystem, Inc.	11,073
893	OfficeMax, Inc.*	7,465
574	Orbitz Worldwide, Inc.*	1,320
428	Overstock.com, Inc.*	6,219
403	Oxford Industries, Inc.	15,294
674	P.F. Chang’s China Bistro, Inc.	27,223
452	Papa John’s International, Inc.*	14,975
341	Peet’s Coffee & Tea, Inc.*	17,353
486	Penske Automotive Group, Inc.	10,089
22	Perry Ellis International, Inc.*	687
669	PetMed Express, Inc.	8,570
3,042	Pier 1 Imports, Inc.*	36,261
106	Pinnacle Entertainment, Inc.*	1,540
906	Polaris Industries, Inc.	99,977
1,441	Pool Corp.	43,576
218	Pre-Paid Legal Services, Inc.*	14,466
146	PRIMEDIA, Inc.	1,028
542	Princeton Review, Inc.*	119
246	R.G. Barry Corp.	2,927
140	ReachLocal, Inc.*	2,939
272	Rentrak Corp.*	5,595
427	rue21, inc.*	14,450
872	Ruth’s Hospitality Group, Inc.*	4,665
2,485	Sally Beauty Holdings, Inc.*	41,649
961	Scientific Games Corp., Class A*	9,475
534	Sealy Corp.*	1,399
1,351	Select Comfort Corp.*	22,075
75	Shiloh Industries, Inc.	820
48	Shoe Carnival, Inc.*	1,307
1,559	Shuffle Master, Inc.*	16,978
827	Shutterfly, Inc.*	50,133
96	Sinclair Broadcast Group, Inc., Class A	924
1,058	Skechers U.S.A., Inc., Class A*	18,494
1,638	Smith & Wesson Holding Corp.*	5,700
184	Sonic Automotive, Inc., Class A	2,405
1,780	Sonic Corp.*	20,452
1,950	Sotheby’s	82,992
132	Standard Motor Products, Inc.	1,993
320	Stein Mart, Inc.	3,136
431	Steiner Leisure Ltd.*	21,550
713	Steven Madden Ltd.*	39,743
445	Stoneridge, Inc.*	6,817
556	Sturm Ruger & Co., Inc.	12,243
355	Summer Infant, Inc.*	2,936
166	Superior Industries International, Inc.	3,637
373	SuperMedia, Inc.*	1,619
261	Systemax, Inc.*	3,764
1,783	Talbots, Inc.*	8,505
1,738	Tenneco, Inc.*	72,562
1,670	Texas Roadhouse, Inc.	28,774
804	Timberland Co. (The), Class A*	26,267
147	Tower International, Inc.*	2,540
739	True Religion Apparel, Inc.*	21,719
381	U.S. Auto Parts Network, Inc.*	2,854
913	Ulta Salon Cosmetics & Fragrance, Inc.*	51,110
1,024	Under Armour, Inc., Class A*	66,744
149	Universal Electronics, Inc.*	3,798
613	Universal Technical Institute, Inc.	11,120
1,450	Valassis Communications, Inc.*	42,094
39	Value Line, Inc.	553
258	Vera Bradley, Inc.*	12,753
413	Vitacost.com, Inc.*^	—
464	Vitamin Shoppe, Inc.*	18,899
562	Volcom, Inc.	13,752
1,292	Warnaco Group, Inc. (The)*	71,254
402	Warner Music Group Corp.*	3,316
168	Westwood One, Inc.*	995
2,159	Wet Seal, Inc. (The), Class A*	9,284
99	Weyco Group, Inc.	2,384
70	Winmark Corp.	2,643
846	Winnebago Industries, Inc.*	9,687
1,443	Wolverine World Wide, Inc.	56,450
612	World Wrestling Entertainment, Inc., Class A	6,365
598	Zumiez, Inc.*	18,167
		3,185,480
	Consumer Staples - 1.7%

36	Alico, Inc.	897
35	Arden Group, Inc., Class A	3,132
768	B&G Foods, Inc.	14,239
251	Boston Beer Co., Inc., Class A*	21,036
52	Bridgford Foods Corp.	440
319	Calavo Growers, Inc.	7,063
370	Cal-Maine Foods, Inc.	11,030
422	Casey’s General Stores, Inc.	17,492
122	Coca-Cola Bottling Co. Consolidated	8,234
2,311	Darling International, Inc.*	44,256
635	Diamond Foods, Inc.	47,263
11	Farmer Bros Co.	113
519	Female Health Co. (The)	2,626
148	Fresh Market, Inc. (The)*	5,956
2,725	Heckmann Corp.*	16,350
416	Inter Parfums, Inc.	9,268
391	J&J Snack Foods Corp.	20,144
563	Lancaster Colony Corp.	34,140
141	Lifeway Foods, Inc.*	1,473
236	Limoneira Co.	4,791
393	Medifast, Inc.*	10,501
51	MGP Ingredients, Inc.	415
324	National Beverage Corp.	4,585
221	Nature’s Sunshine Products, Inc.*	3,127
1,432	Nu Skin Enterprises, Inc., Class A	55,977
26	Oil-Dri Corp. of America	579
50	Pantry, Inc. (The)*	923
621	Pilgrim’s Pride Corp.*	3,086
460	Pricesmart, Inc.	21,459

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
157	Primo Water Corp.*	$2,222
152	Revlon, Inc., Class A*	2,678
1,233	Rite Aid Corp.*	1,295
667	Ruddick Corp.	29,315
589	Sanderson Farms, Inc.	25,863
92	Schiff Nutrition International, Inc.	891
796	Smart Balance, Inc.*	4,370
752	Snyder’s-Lance, Inc.	15,988
2,806	Star Scientific, Inc.*	14,619
34	Susser Holdings Corp.*	488
555	Synutra International, Inc.*	6,088
651	Tootsie Roll Industries, Inc.	19,100
1,396	United Natural Foods, Inc.*	60,740
176	USANA Health Sciences, Inc.*	5,173
871	Vector Group Ltd.	16,775
87	Village Super Market, Inc., Class A	2,285
458	WD-40 Co.	19,410
		597,895
	Energy - 3.0%

850	Abraxas Petroleum Corp.*	3,740
91	Amyris, Inc.*	2,685
266	Apco Oil and Gas International, Inc.	23,512
671	BPZ Resources, Inc.*	2,939
3,386	Brigham Exploration Co.*	105,440
1,106	Callon Petroleum Co.*	7,886
1,492	CAMAC Energy, Inc.*	2,119
555	CARBO Ceramics, Inc.	83,400
1,018	Carrizo Oil & Gas, Inc.*	38,898
603	Cheniere Energy, Inc.*	7,061
154	Clayton Williams Energy, Inc.*	11,548
1,332	Clean Energy Fuels Corp.*	19,048
185	Cloud Peak Energy, Inc.*	3,929
225	Contango Oil & Gas Co.*	13,941
988	Dril-Quip, Inc.*	73,290
937	Endeavour International Corp.*	13,259
2,142	Energy XXI Bermuda Ltd.*	73,492
430	Evolution Petroleum Corp.*	3,311
1,496	FX Energy, Inc.*	13,000
77	Gevo, Inc.*	1,485
66	Golar LNG Ltd.	2,103
838	Gulfport Energy Corp.*	24,796
100	Hallador Energy Co.	1,100
524	Houston American Energy Corp.	9,626
3,695	ION Geophysical Corp.*	37,283
33	Isramco, Inc.*	2,186
832	James River Coal Co.*	18,237
212	Key Energy Services, Inc.*	3,748
4,900	Kodiak Oil & Gas Corp.*	33,565
544	L&L Energy, Inc.*	2,949
871	Lufkin Industries, Inc.	79,008
2,605	Magnum Hunter Resources Corp.*	18,574
119	Matrix Service Co.*	1,591
2,780	McMoRan Exploration Co.*	51,208
179	Newpark Resources, Inc.*	1,738
1,568	Northern Oil and Gas, Inc.*	31,517
696	Oasis Petroleum, Inc.*	21,054
110	OYO Geospace Corp.*	9,988
209	Panhandle Oil and Gas, Inc., Class A	6,395
369	Petroquest Energy, Inc.*	2,948
1,480	RAM Energy Resources, Inc.*	2,368
6,274	Rentech, Inc.*	6,525
107	Resolute Energy Corp.*	1,862
155	Rex Energy Corp.*	2,024
38	RigNet, Inc.*	634
940	Rosetta Resources, Inc.*	46,201
1,259	RPC, Inc.	31,702
524	Scorpio Tankers, Inc.*	5,287
89	Stone Energy Corp.*	2,871
2,016	Syntroleum Corp.*	3,689
211	Targa Resources Corp.	7,368
240	Tetra Technologies, Inc.*	3,274
4,284	TransAtlantic Petroleum Ltd.*	9,553
1,762	Uranium Energy Corp.*	5,550
174	Vaalco Energy, Inc.*	1,235
146	Venoco, Inc.*	2,146
62	W&T Offshore, Inc.	1,606
328	Warren Resources, Inc.*	1,263
1,098	World Fuel Services Corp.	40,165
		1,038,920
	Financials - 2.7%

237	Acadia Realty Trust (REIT)	4,894
192	Advance America Cash Advance Centers, Inc.	1,181
39	Alexander’s, Inc. (REIT)	15,297
88	American Assets Trust, Inc. (REIT)	1,973
16	Arrow Financial Corp.	393
730	Artio Global Investors, Inc.	10,213
663	Associated Estates Realty Corp. (REIT)	11,178
52	Bank of the Ozarks, Inc.	2,528
1,937	BGC Partners, Inc., Class A	16,096
61	Bridge Bancorp, Inc.	1,337
84	Campus Crest Communities, Inc. (REIT)	1,075
281	Cash America International, Inc.	14,629
530	CNO Financial Group, Inc.*	4,102
409	Cohen & Steers, Inc.	12,548
109	Compass Diversified Holdings	1,701
25	CompuCredit Holdings Corp.*	91
54	Coresite Realty Corp. (REIT)	956
695	Crawford & Co., Class B	5,067
152	Credit Acceptance Corp.*	12,160
65	Diamond Hill Investment Group, Inc.	5,202
1,242	Dollar Financial Corp.*	28,206
793	Duff & Phelps Corp., Class A	11,673
442	DuPont Fabros Technology, Inc. (REIT)	11,554
350	EastGroup Properties, Inc. (REIT)	16,418
646	eHealth, Inc.*	8,566
280	Encore Capital Group, Inc.*	9,265
353	Epoch Holding Corp.	5,927
502	Equity Lifestyle Properties, Inc. (REIT)	29,492
177	Equity One, Inc. (REIT)	3,471
431	Evercore Partners, Inc., Class A	15,951
1,245	EZCORP, Inc., Class A*	40,824
1,760	FelCor Lodging Trust, Inc. (REIT)*	10,965
399	Financial Engines, Inc.*	9,935
181	First American Financial Corp.	2,910
876	First Cash Financial Services, Inc.*	36,573
266	First Financial Bankshares, Inc.	14,061
35	Fortegra Financial Corp.*	330
247	FXCM, Inc., Class A	2,445
100	Gain Capital Holdings, Inc.*	603
122	GAMCO Investors, Inc., Class A	5,651
306	Getty Realty Corp. (REIT)	7,941
1,126	GFI Group, Inc.	5,101
1,116	Gleacher & Co., Inc.*	2,489
10	Heritage Financial Group, Inc.	118
330	HFF, Inc., Class A*	5,389
358	Home Properties, Inc. (REIT)	22,160

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
55	Hudson Pacific Properties, Inc. (REIT)	$883
259	Imperial Holdings, Inc.*	2,608
76	Internet Capital Group, Inc.*	990
191	Investors Bancorp, Inc.*	2,859
35	JMP Group, Inc.	248
700	KBW, Inc.	14,882
567	Kennedy-Wilson Holdings, Inc.*	6,520
2,653	Ladenburg Thalmann Financial Services, Inc.*	3,661
237	Life Partners Holdings, Inc.	1,085
156	LTC Properties, Inc. (REIT)	4,605
804	MarketAxess Holdings, Inc.	19,264
80	Medley Capital Corp.	939
640	Mid-America Apartment Communities, Inc. (REIT)	43,872
44	MVC Capital, Inc.	593
305	National Health Investors, Inc. (REIT)	14,372
67	Nelnet, Inc., Class A	1,473
447	Netspend Holdings, Inc.*	3,746
58	NewStar Financial, Inc.*	567
556	Omega Healthcare Investors, Inc. (REIT)	11,837
1,229	optionsXpress Holdings, Inc.	22,491
496	Oritani Financial Corp.	6,210
494	Portfolio Recovery Associates, Inc.*	42,790
606	Potlatch Corp. (REIT)	21,816
105	PS Business Parks, Inc. (REIT)	6,036
223	Pzena Investment Management, Inc., Class A	1,345
421	Rodman & Renshaw Capital Group, Inc.*	581
51	S.Y. Bancorp, Inc.	1,253
58	Safeguard Scientifics, Inc.*	1,132
123	Saul Centers, Inc. (REIT)	4,910
1,190	Signature Bank/NY*	67,735
65	Solar Senior Capital Ltd.*	1,184
1,349	Stifel Financial Corp.*	54,324
1,014	Strategic Hotels & Resorts, Inc. (REIT)*	6,784
81	Suffolk Bancorp	1,243
71	Summit Hotel Properties, Inc. (REIT)	799
1,352	Tanger Factory Outlet Centers (REIT)	37,126
129	Tejon Ranch Co.*	4,754
491	Tower Group, Inc.	11,931
304	TradeStation Group, Inc.*	2,961
116	TrustCo Bank Corp NY	687
168	Universal Health Realty Income Trust (REIT)	7,276
86	Urstadt Biddle Properties, Inc., Class A (REIT)	1,648
151	ViewPoint Financial Group	1,968
136	Virtus Investment Partners, Inc.*	7,529
166	Walker & Dunlop, Inc.*	2,258
466	Washington Real Estate Investment Trust (REIT)	16,091
378	Westamerica Bancorp.	19,013
156	Westwood Holdings Group, Inc.	5,671
237	World Acceptance Corp.*	15,803
		940,992
	Health Care - 10.9%

642	Abaxis, Inc.*	19,985
909	Abiomed, Inc.*	17,071
355	Accretive Health, Inc.*	8,641
1,587	Accuray, Inc.*	12,125
1,127	Acorda Therapeutics, Inc.*	37,022
267	Acura Pharmaceuticals, Inc.*	1,410
147	Aegerion Pharmaceuticals, Inc.*	2,784
797	Affymax, Inc.*	5,643
212	Affymetrix, Inc.*	1,291
325	Air Methods Corp.*	19,841
1,606	Akorn, Inc.*	10,937
1,538	Alexza Pharmaceuticals, Inc.*	2,476
1,724	Align Technology, Inc.*	42,238
191	Alimera Sciences, Inc.*	1,610
767	Alkermes, Inc.*	14,051
800	Alliance HealthCare Services, Inc.*	3,464
91	Allied Healthcare International, Inc.*	237
2,287	Allos Therapeutics, Inc.*	5,031
238	Almost Family, Inc.*	7,190
1,060	Alnylam Pharmaceuticals, Inc.*	11,098
1,148	Alphatec Holdings, Inc.*	4,351
611	AMAG Pharmaceuticals, Inc.*	11,279
831	Amedisys, Inc.*	26,010
261	America Service Group, Inc.	6,778
27	American Dental Partners, Inc.*	359
2,193	American Medical Systems Holdings, Inc.*	65,658
196	AMERIGROUP Corp.*	13,898
504	AMN Healthcare Services, Inc.*	4,360
323	Anacor Pharmaceuticals, Inc.*	2,041
269	Analogic Corp.	14,378
2,533	Antares Pharma, Inc.*	4,686
167	Anthera Pharmaceuticals, Inc.*	1,358
703	Aoxing Pharmaceutical Co., Inc.*	1,012
434	Ardea Biosciences, Inc.*	10,846
3,891	Arena Pharmaceuticals, Inc.*	5,603
3,692	Ariad Pharmaceuticals, Inc.*	32,047
1,428	Arqule, Inc.*	10,310
1,632	Array Biopharma, Inc.*	4,357
784	ArthroCare Corp.*	26,852
1,039	AspenBio Pharma, Inc.*	790
1,015	athenahealth, Inc.*	45,442
46	Atrion Corp.	8,503
1,213	Auxilium Pharmaceuticals, Inc.*	27,159
2,710	AVANIR Pharmaceuticals, Inc., Class A*	12,222
320	AVEO Pharmaceuticals, Inc.*	5,866
3,938	AVI BioPharma, Inc.*	6,340
147	BG Medicine, Inc.*	1,066
840	BioCryst Pharmaceuticals, Inc.*	2,923
787	Biodel, Inc.*	1,613
524	BioMimetic Therapeutics, Inc.*	4,333
697	Bio-Reference Labs, Inc.*	17,376
2,707	BioSante Pharmaceuticals, Inc.*	8,473
834	BioScrip, Inc.*	6,380
115	BioSpecifics Technologies Corp.*	2,767
738	BioTime, Inc.*	3,830
2,113	Bruker Corp.*	41,668
903	Cadence Pharmaceuticals, Inc.*	8,705
1,305	Caliper Life Sciences, Inc.*	9,357
21	Caraco Pharmaceutical Laboratories Ltd.*	110
175	CardioNet, Inc.*	982
1,237	Catalyst Health Solutions, Inc.*	75,494
1,284	Celldex Therapeutics, Inc.*	4,687
1,729	Cepheid, Inc.*	55,535
1,376	Cerus Corp.*	4,128
1,381	Chelsea Therapeutics International Ltd.*	6,284
615	Chemed Corp.	41,556

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
168	Chindex International, Inc.*	$2,518
347	Codexis, Inc.*	3,800
154	Complete Genomics, Inc.*	2,461
285	Computer Programs & Systems, Inc.	17,884
903	Conceptus, Inc.*	11,495
636	Continucare Corp.*	2,996
904	Corcept Therapeutics, Inc.*	4,466
203	Corvel Corp.*	10,747
80	CryoLife, Inc.*	449
1,699	Cubist Pharmaceuticals, Inc.*	65,462
359	Cumberland Pharmaceuticals, Inc.*	1,845
2,200	Curis, Inc.*	8,261
24	Cutera, Inc.*	219
808	Cyberonics, Inc.*	26,381
1,395	Cytokinetics, Inc.*	2,051
1,337	Cytori Therapeutics, Inc.*	7,648
3,175	CytRx Corp.*	2,953
1,270	Delcath Systems, Inc.*	7,683
1,524	Depomed, Inc.*	13,899
1,951	DexCom, Inc.*	30,767
2,525	Durect Corp.*	8,837
2,842	Dyax Corp.*	6,423
2,781	Dynavax Technologies Corp.*	7,676
32	DynaVox, Inc., Class A*	239
552	Emergent Biosolutions, Inc.*	13,789
652	Emeritus Corp.*	15,257
337	Endocyte, Inc.*	4,010
1,416	Endologix, Inc.*	12,135
395	Ensign Group, Inc. (The)	11,810
866	Enzo Biochem, Inc.*	3,464
789	Enzon Pharmaceuticals, Inc.*	8,277
117	Epocrates, Inc.*	2,463
1,420	eResearchTechnology, Inc.*	9,003
1,340	Exact Sciences Corp.*	9,996
166	Exactech, Inc.*	3,117
258	ExamWorks Group, Inc.*	6,553
1,973	Exelixis, Inc.*	22,946
150	Fluidigm Corp.*	2,245
225	Furiex Pharmaceuticals, Inc.*	3,825
407	Genomic Health, Inc.*	11,205
284	Gentiva Health Services, Inc.*	6,952
3,567	Geron Corp.*	15,659
731	Haemonetics Corp.*	49,438
2,282	Halozyme Therapeutics, Inc.*	15,381
385	Hanger Orthopedic Group, Inc.*	9,683
1,236	Hansen Medical, Inc.*	3,547
2,568	HealthSouth Corp.*	72,084
272	HeartWare International, Inc.*	19,815
262	Hi-Tech Pharmacal Co., Inc.*	7,352
790	HMS Holdings Corp.*	61,667
81	ICU Medical, Inc.*	3,512
1,343	Idenix Pharmaceuticals, Inc.*	6,379
2,033	Immucor, Inc.*	42,551
2,186	Immunogen, Inc.*	26,582
1,910	Immunomedics, Inc.*	8,442
1,629	Impax Laboratories, Inc.*	43,739
2,559	Incyte Corp.*	45,371
299	Infinity Pharmaceuticals, Inc.*	2,141
1,753	Inhibitex, Inc.*	8,046
1,730	Inovio Pharmaceuticals, Inc.*	1,335
1,337	Insulet Corp.*	28,184
612	Integra LifeSciences Holdings Corp.*	31,389
1,404	InterMune, Inc.*	52,229
50	Invacare Corp.	1,679
472	IPC The Hospitalist Co., Inc.*	23,968
472	IRIS International, Inc.*	4,720
562	Ironwood Pharmaceuticals, Inc.*	8,497
2,739	Isis Pharmaceuticals, Inc.*	25,281
433	Jazz Pharmaceuticals, Inc.*	12,683
25	Kendle International, Inc.*	376
213	Kensey Nash Corp.*	5,604
1,751	Keryx Biopharmaceuticals, Inc.*	9,490
273	Landauer, Inc.	16,304
102	Lannett Co., Inc.*	544
543	LCA-Vision, Inc.*	3,084
1,944	Lexicon Pharmaceuticals, Inc.*	3,169
455	LHC Group, Inc.*	12,276
570	Ligand Pharmaceuticals, Inc., Class B*	6,042
1,090	Luminex Corp.*	22,748
888	MAKO Surgical Corp.*	29,233
1,938	MannKind Corp.*	7,907
457	MAP Pharmaceuticals, Inc.*	7,764
1,510	Masimo Corp.	46,387
85	Maxygen, Inc.	447
1,252	MedAssets, Inc.*	18,217
854	Medicines Co. (The)*	16,320
547	Medidata Solutions, Inc.*	12,576
989	Medivation, Inc.*	23,845
734	MELA Sciences, Inc.*	2,173
1,502	Merge Healthcare, Inc.*	9,117
1,182	Meridian Bioscience, Inc.	28,203
929	Merit Medical Systems, Inc.*	18,227
963	Metabolix, Inc.*	8,513
1,161	Metropolitan Health Networks, Inc.*	5,654
2,645	Micromet, Inc.*	16,373
395	Molina Healthcare, Inc.*	10,722
1,286	Momenta Pharmaceuticals, Inc.*	25,733
357	MWI Veterinary Supply, Inc.*	30,095
1,235	Nabi Biopharmaceuticals*	6,792
769	Nanosphere, Inc.*	1,969
51	National Research Corp.	1,815
829	Natus Medical, Inc.*	13,919
3,303	Nektar Therapeutics*	31,973
656	Neogen Corp.*	29,415
1,095	NeoStem, Inc.*	1,818
1,407	Neuralstem, Inc.*	1,928
1,426	Neurocrine Biosciences, Inc.*	11,764
321	NeurogesX, Inc.*	828
2,630	Novavax, Inc.*	6,338
2,502	NPS Pharmaceuticals, Inc.*	23,944
84	NuPathe, Inc.*	690
1,139	NuVasive, Inc.*	38,487
733	NxStage Medical, Inc.*	13,788
474	Nymox Pharmaceutical Corp.*	3,906
420	Obagi Medical Products, Inc.*	4,196
545	Omeros Corp.*	2,540
946	Omnicell, Inc.*	14,578
1,822	Onyx Pharmaceuticals, Inc.*	77,344
2,875	Opko Health, Inc.*	10,810
1,172	Optimer Pharmaceuticals, Inc.*	17,006
1,344	OraSure Technologies, Inc.*	11,585
883	Orexigen Therapeutics, Inc.*	2,499
512	Orthofix International N.V.*	20,905
1,939	Orthovita, Inc.*	7,426
489	Osiris Therapeutics, Inc.*	3,633
1,448	Owens & Minor, Inc.	50,101
389	Pacific Biosciences of California, Inc.*	4,656
1,033	Pain Therapeutics, Inc.*	10,278
311	Palomar Medical Technologies, Inc.*	4,410
1,698	Parexel International Corp.*	42,739
208	PDI, Inc.*	1,435
4,064	PDL BioPharma, Inc.	26,985

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,975	Peregrine Pharmaceuticals, Inc.*	$4,207
1,262	Pharmacyclics, Inc.*	8,910
930	Pharmasset, Inc.*	95,046
342	PharMerica Corp.*	4,220
773	Pozen, Inc.*	3,981
588	Progenics Pharmaceuticals, Inc.*	4,875
376	Providence Service Corp. (The)*	5,114
1,663	PSS World Medical, Inc.*	48,593
1,078	PURE Bioscience, Inc.*	1,261
549	Quality Systems, Inc.	47,258
1,601	Questcor Pharmaceuticals, Inc.*	36,935
721	Quidel Corp.*	11,060
1,512	Rigel Pharmaceuticals, Inc.*	12,550
271	Rochester Medical Corp.*	2,737
91	RTI Biologics, Inc.*	278
555	Rural/Metro Corp.*	9,546
1,658	Salix Pharmaceuticals Ltd.*	66,370
1,521	Sangamo Biosciences, Inc.*	10,799
1,524	Santarus, Inc.*	5,303
2,066	Savient Pharmaceuticals, Inc.*	17,540
1,084	Sciclone Pharmaceuticals, Inc.*	6,320
2,722	Seattle Genetics, Inc.*	52,725
2,876	Sequenom, Inc.*	22,807
1,052	SIGA Technologies, Inc.*	14,665
974	Sirona Dental Systems, Inc.*	52,654
510	Solta Medical, Inc.*	1,612
1,064	Somaxon Pharmaceuticals, Inc.*	2,447
392	SonoSite, Inc.*	13,998
963	Spectranetics Corp. (The)*	5,788
1,513	Spectrum Pharmaceuticals, Inc.*	14,404
1,014	Staar Surgical Co.*	6,003
3,750	StemCells, Inc.*	2,477
906	Stereotaxis, Inc.*	3,126
1,636	STERIS Corp.	59,043
17	Sucampo Pharmaceuticals, Inc., Class A*	73
1,625	Sunrise Senior Living, Inc.*	16,152
113	SuperGen, Inc.*	371
293	SurModics, Inc.*	4,266
248	Syneron Medical Ltd.*	3,219
329	Synovis Life Technologies, Inc.*	5,776
739	Synta Pharmaceuticals Corp.*	4,212
797	Targacept, Inc.*	17,932
446	Team Health Holdings, Inc.*	9,990
1,916	Theravance, Inc.*	50,065
472	TomoTherapy, Inc.*	2,067
266	Transcend Services, Inc.*	7,086
116	Transcept Pharmaceuticals, Inc.*	1,361
278	U.S. Physical Therapy, Inc.	7,156
1,407	Unilife Corp.*	6,880
811	Vanda Pharmaceuticals, Inc.*	6,050
487	Vascular Solutions, Inc.*	6,424
2,073	Vical, Inc.*	7,960
305	Vital Images, Inc.*	5,707
2,352	Vivus, Inc.*	20,627
1,463	Volcano Corp.*	45,982
968	West Pharmaceutical Services, Inc.	44,993
711	Wright Medical Group, Inc.*	11,056
905	XenoPort, Inc.*	7,014
57	Young Innovations, Inc.	1,630
2,033	Zalicus, Inc.*	5,367
1,734	ZIOPHARM Oncology, Inc.*	12,346
161	Zogenix, Inc.*	694
624	Zoll Medical Corp.*	37,945
		3,804,174
	Industrials - 9.0%

1,144	3D Systems Corp.*	22,869
985	A. O. Smith Corp.	40,848
2,550	A123 Systems, Inc.*	15,683
360	AAON, Inc.	12,132
409	ABM Industries, Inc.	9,317
1,216	Acacia Research - Acacia Technologies*	47,132
1,976	Actuant Corp., Class A	49,677
1,265	Acuity Brands, Inc.	77,114
1,250	Advanced Battery Technologies, Inc.*	1,875
450	Advisory Board Co. (The)*	23,657
481	Aerovironment, Inc.*	14,521
12	Alamo Group, Inc.	306
58	Alaska Air Group, Inc.*	3,917
149	Albany International Corp., Class A	4,112
442	Allegiant Travel Co.*	20,160
780	Altra Holdings, Inc.*	20,553
130	Ameresco, Inc., Class A*	1,901
152	American Reprographics Co.*	1,426
262	American Science & Engineering, Inc.	22,671
1,474	American Superconductor Corp.*	15,757
19	American Woodmark Corp.	382
24	Ampco-Pittsburgh Corp.	567
926	APAC Customer Services, Inc.*	5,417
2,256	Applied Energetics, Inc.*	1,110
1,232	Applied Industrial Technologies, Inc.	43,884
40	Argan, Inc.*	391
253	Astronics Corp.*	6,783
2,987	Avis Budget Group, Inc.*	52,541
339	AZZ, Inc.	14,957
436	Badger Meter, Inc.	16,228
1,245	Barnes Group, Inc.	30,017
155	Barrett Business Services, Inc.	2,368
1,325	Beacon Roofing Supply, Inc.*	29,031
1,360	Belden, Inc.	48,878
1,392	Blount International, Inc.*	23,594
318	BlueLinx Holdings, Inc.*	1,103
906	Briggs & Stratton Corp.	18,890
1,175	Brink’s Co. (The)	34,956
684	Broadwind Energy, Inc.*	1,190
210	Builders FirstSource, Inc.*	508
115	CAI International, Inc.*	2,686
6,996	Capstone Turbine Corp.*	12,173
726	Casella Waste Systems, Inc., Class A*	4,574
555	CBIZ, Inc.*	4,246
50	CDI Corp.	703
352	Celadon Group, Inc.*	4,928
1,601	Cenveo, Inc.*	10,374
28	CIRCOR International, Inc.	1,241
1,373	CLARCOR, Inc.	58,504
671	Clean Harbors, Inc.*	67,878
217	Coleman Cable, Inc.*	3,075
700	Colfax Corp.*	15,771
26	Compx International, Inc.	358
271	Consolidated Graphics, Inc.*	14,957
997	Corporate Executive Board Co. (The)	41,924
602	CoStar Group, Inc.*	37,986
56	CRA International, Inc.*	1,568
197	Cubic Corp.	10,094
1,401	Deluxe Corp.	36,062
802	DigitalGlobe, Inc.*	19,745
383	Dolan Co. (The)*	4,014

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
833	Dollar Thrifty Automotive Group, Inc.*	$69,097
240	DXP Enterprises, Inc.*	6,216
155	Dynamic Materials Corp.	3,491
1,872	Ener1, Inc.*	2,340
1,062	Energy Recovery, Inc.*	2,931
611	EnerNOC, Inc.*	11,029
402	EnerSys*	14,392
156	Ennis, Inc.	2,978
251	EnPro Industries, Inc.*	11,441
380	Exponent, Inc.*	16,294
1,170	Flow International Corp.*	4,809
843	Forward Air Corp.	29,589
382	Franklin Covey Co.*	3,491
622	Franklin Electric Co., Inc.	27,679
3,125	FuelCell Energy, Inc.*	5,938
951	Furmanite Corp.*	7,209
109	GenCorp, Inc.*	685
202	Generac Holdings, Inc.*	3,719
1,128	Genesee & Wyoming, Inc., Class A*	66,947
981	Geo Group, Inc. (The)*	24,123
642	GeoEye, Inc.*	21,295
354	Gorman-Rupp Co. (The)	15,541
122	GP Strategies Corp.*	1,691
3,503	GrafTech International Ltd.*	74,053
287	Graham Corp.	6,546
598	Great Lakes Dredge & Dock Corp.	3,630
358	Hawaiian Holdings, Inc.*	1,983
1,910	Healthcare Services Group, Inc.	32,585
1,467	Heartland Express, Inc.	24,382
1,067	HEICO Corp.	58,664
43	Heidrick & Struggles International, Inc.	901
1,657	Herman Miller, Inc.	41,591
2,321	Hexcel Corp.*	47,975
206	Higher One Holdings, Inc.*	3,158
169	Hill International, Inc.*	777
1,316	HNI Corp.	32,782
45	Hoku Corp.*	89
516	Houston Wire & Cable Co.	8,251
1,087	HUB Group, Inc., Class A*	41,480
935	Hudson Highland Group, Inc.*	4,909
201	Huron Consulting Group, Inc.*	6,096
171	ICF International, Inc.*	4,398
730	II-VI, Inc.*	41,508
691	InnerWorkings, Inc.*	5,853
982	Insituform Technologies, Inc., Class A*	25,345
633	Insperity, Inc.	19,914
28	Insteel Industries, Inc.	382
1,468	Interface, Inc., Class A	28,259
85	Interline Brands, Inc.*	1,570
819	John Bean Technologies Corp.	16,085
96	Kadant, Inc.*	2,824
404	Kaman Corp.	14,576
973	Kaydon Corp.	35,388
82	Kelly Services, Inc., Class A*	1,446
233	KEYW Holding Corp. (The)*	2,628
894	Kforce, Inc.*	12,060
1,730	Knight Transportation, Inc.	29,583
1,367	Knoll, Inc.	26,233
76	Korn/Ferry International*	1,623
302	LaBarge, Inc.*	5,786
363	Lindsay Corp.	24,350
16	M&F Worldwide Corp.*	339
69	Marten Transport Ltd.	1,548
285	McGrath RentCorp	7,991
2,737	Meritor, Inc.*	45,188
28	Met-Pro Corp.	326
28	Michael Baker Corp.*	728
483	Middleby Corp.*	41,562
567	Mine Safety Appliances Co.	21,308
420	Mistras Group, Inc.*	7,312
148	Mueller Industries, Inc.	5,503
4,197	Mueller Water Products, Inc., Class A	16,956
18	Multi-Color Corp.	407
84	MYR Group, Inc.*	1,894
155	NACCO Industries, Inc., Class A	15,159
140	National Presto Industries, Inc.	14,679
340	Navigant Consulting, Inc.*	3,434
569	NCI Building Systems, Inc.*	6,179
1,985	Nordson Corp.	103,260
1,098	Old Dominion Freight Line, Inc.*	40,988
80	Omega Flex, Inc.*	1,067
112	On Assignment, Inc.*	1,251
687	Orbital Sciences Corp.*	12,922
782	Orion Marine Group, Inc.*	8,320
1,017	Pacer International, Inc.*	5,309
228	Park-Ohio Holdings Corp.*	4,847
8	Patriot Transportation Holding, Inc.*	179
173	PGT, Inc.*	413
505	PMFG, Inc.*	10,100
633	Polypore International, Inc.*	41,493
531	PowerSecure International, Inc.*	4,349
6	Preformed Line Products Co.	429
74	Primoris Services Corp.	938
89	Quality Distribution, Inc.*	1,069
229	Quanex Building Products Corp.	4,543
472	Raven Industries, Inc.	26,432
632	RBC Bearings, Inc.*	25,280
1,348	Resources Connection, Inc.	19,020
187	Roadrunner Transportation Systems, Inc.*	2,805
1,873	Rollins, Inc.	37,685
3,361	Satcon Technology Corp.*	8,940
336	Sauer-Danfoss, Inc.*	17,942
278	Schawk, Inc.	4,832
195	School Specialty, Inc.*	2,999
31	SeaCube Container Leasing Ltd.	556
202	SFN Group, Inc.*	2,099
1,074	Simpson Manufacturing Co., Inc.	30,093
451	Standard Parking Corp.*	7,432
520	Standard Register Co. (The)	1,763
67	Standex International Corp.	2,226
258	Steelcase, Inc., Class A	2,804
364	Sun Hydraulics Corp.	17,629
137	SYKES Enterprises, Inc.*	2,963
121	TAL International Group, Inc.	4,081
1,821	Taser International, Inc.*	8,249
40	Team, Inc.*	920
289	Teledyne Technologies, Inc.*	14,190
549	Tennant Co.	21,208
1,796	Tetra Tech, Inc.*	43,697
277	Textainer Group Holdings Ltd.	8,939
191	Titan International, Inc.	5,251
138	Titan Machinery, Inc.*	3,697
53	Tredegar Corp.	1,028
450	Trex Co., Inc.*	13,752
436	Trimas Corp.*	8,894
812	TrueBlue, Inc.*	11,888
33	Twin Disc, Inc.	1,101
444	United Stationers, Inc.	32,865
1,049	UQM Technologies, Inc.*	2,748

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
496	US Ecology, Inc.	$8,700
79	Viad Corp.	1,787
568	Vicor Corp.	9,406
62	VSE Corp.	1,633
810	Watsco, Inc.	54,221
81	Watts Water Technologies, Inc., Class A	2,834
182	Werner Enterprises, Inc.	4,565
1,773	Woodward, Inc.	62,445
178	Xerium Technologies, Inc.*	3,699
		3,111,160
	Information Technology - 15.5%

850	Accelrys, Inc.*	6,146
989	ACI Worldwide, Inc.*	32,014
1,366	Acme Packet, Inc.*	103,393
1,319	Actuate Corp.*	7,175
1,989	Acxiom Corp.*	27,349
1,808	ADTRAN, Inc.	77,491
256	Advanced Analogic Technologies, Inc.*	1,544
667	Advanced Energy Industries, Inc.*	9,905
918	Advent Software, Inc.*	25,658
27	Agilysys, Inc.*	184
14	Alpha & Omega Semiconductor Ltd.*	196
642	American Software, Inc., Class A	4,931
3,052	Amkor Technology, Inc.*	19,502
1,395	ANADIGICS, Inc.*	4,562
47	Anaren, Inc.*	804
589	Ancestry.com, Inc.*	24,226
409	Anixter International, Inc.	27,685
1,904	Applied Micro Circuits Corp.*	20,144
2,809	Ariba, Inc.*	94,214
708	Arris Group, Inc.*	7,993
2,395	Aruba Networks, Inc.*	68,066
1,810	Aspen Technology, Inc.*	29,956
53	ATMI, Inc.*	1,017
264	Axcelis Technologies, Inc.*	475
372	AXT, Inc.*	3,028
16	Bel Fuse, Inc., Class B	313
161	Benchmark Electronics, Inc.*	2,782
674	BigBand Networks, Inc.*	1,415
1,304	Blackbaud, Inc.	36,708
993	Blackboard, Inc.*	42,788
1,211	Blue Coat Systems, Inc.*	27,792
966	Bottomline Technologies, Inc.*	25,116
2,050	Brightpoint, Inc.*	18,532
176	BroadSoft, Inc.*	6,959
1,110	Brooks Automation, Inc.*	12,587
155	Cabot Microelectronics Corp.*	7,789
63	CACI International, Inc., Class A*	4,021
296	Calix, Inc.*	6,385
784	Cardtronics, Inc.*	17,358
245	Cass Information Systems, Inc.	9,763
1,369	Cavium Networks, Inc.*	60,893
620	CEVA, Inc.*	21,285
454	Checkpoint Systems, Inc.*	8,222
2,011	Cirrus Logic, Inc.*	33,081
914	Cognex Corp.	32,255
507	Coherent, Inc.*	28,443
131	Cohu, Inc.	1,729
1,256	CommVault Systems, Inc.*	51,923
291	Computer Task Group, Inc.*	3,905
659	comScore, Inc.*	18,498
284	Comtech Telecommunications Corp.	7,892
731	Comverge, Inc.*	2,559
1,171	Concur Technologies, Inc.*	58,515
830	Constant Contact, Inc.*	19,962
172	Convio, Inc.*	1,964
443	Cray, Inc.*	2,835
463	CSG Systems International, Inc.*	8,839
288	CTS Corp.	2,949
213	Cymer, Inc.*	10,196
191	Daktronics, Inc.	2,053
385	DDi Corp.	3,511
985	DealerTrack Holdings, Inc.*	22,822
538	Deltek, Inc.*	4,008
174	Demand Media, Inc.*	2,647
600	DemandTec, Inc.*	5,964
729	DG FastChannel, Inc.*	25,792
490	Dice Holdings, Inc.*	7,237
118	Digi International, Inc.*	1,391
196	Digimarc Corp.*	5,851
144	Digital River, Inc.*	4,687
986	Diodes, Inc.*	28,791
506	DTS, Inc.*	23,316
880	Ebix, Inc.*	17,424
960	Echelon Corp.*	9,178
310	Echo Global Logistics, Inc.*	4,619
74	Electro Scientific Industries, Inc.*	1,332
23	EMS Technologies, Inc.*	600
335	Energy Conversion Devices, Inc.*	469
1,211	Entegris, Inc.*	11,117
1,892	Entropic Communications, Inc.*	16,839
171	Envestnet, Inc.*	2,538
67	EPIQ Systems, Inc.	1,002
6	ePlus, Inc.*	158
116	Exar Corp.*	738
442	ExlService Holdings, Inc.*	10,378
720	Extreme Networks*	2,390
199	Fabrinet*	4,714
385	FalconStor Software, Inc.*	1,694
469	FARO Technologies, Inc.*	20,992
300	FEI Co.*	11,703
2,608	Finisar Corp.*	62,644
424	Forrester Research, Inc.	16,087
1,285	Fortinet, Inc.*	62,310
1,119	FSI International, Inc.*	4,935
1,301	Global Cash Access Holdings, Inc.*	4,176
36	Globecomm Systems, Inc.*	528
2,117	GSI Commerce, Inc.*	61,922
399	GSI Technology, Inc.*	2,797
1,578	GT Solar International, Inc.*	20,135
387	Guidance Software, Inc.*	3,108
520	Hackett Group, Inc. (The)*	2,584
674	Harmonic, Inc.*	5,250
1,101	Heartland Payment Systems, Inc.	20,941
795	Hittite Microwave Corp.*	50,419
1,341	Hypercom Corp.*	14,335
688	iGate Corp.	12,694
136	Ikanos Communications, Inc.*	208
817	Immersion Corp.*	6,936
2,491	Infinera Corp.*	17,686
133	Infospace, Inc.*	1,237
146	Inphi Corp.*	2,897
316	Insight Enterprises, Inc.*	5,299
31	Integral Systems, Inc.*	368
2,751	Integrated Device Technology, Inc.*	23,081
675	Integrated Silicon Solution, Inc.*	6,237
403	Interactive Intelligence, Inc.*	14,633
1,279	InterDigital, Inc.	55,010
846	Intermec, Inc.*	10,220
250	Intevac, Inc.*	2,968

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
259	IntraLinks Holdings, Inc.*	$5,348
756	IPG Photonics Corp.*	56,813
1,001	Ixia*	15,756
442	IXYS Corp.*	6,139
911	j2 Global Communications, Inc.*	26,410
2,483	Jack Henry & Associates, Inc.	77,569
233	JDA Software Group, Inc.*	7,696
768	Kenexa Corp.*	24,284
50	Keynote Systems, Inc.	1,062
826	KIT Digital, Inc.*	10,119
440	Knot, Inc. (The)*	4,514
729	Kopin Corp.*	3,798
2,040	Kulicke & Soffa Industries, Inc.*	24,786
442	KVH Industries, Inc.*	5,233
3,373	Lattice Semiconductor Corp.*	22,228
4,037	Lawson Software, Inc.*	44,932
1,245	Limelight Networks, Inc.*	7,134
1,734	Lionbridge Technologies, Inc.*	5,618
412	Liquidity Services, Inc.*	8,636
547	Littelfuse, Inc.	32,820
1,295	LivePerson, Inc.*	15,359
617	Local.com Corp.*	2,320
438	LogMeIn, Inc.*	19,062
528	LoopNet, Inc.*	9,752
314	Loral Space & Communications, Inc.*	20,887
1,424	LTX-Credence Corp.*	13,528
1,921	Magma Design Automation, Inc.*	13,409
661	Manhattan Associates, Inc.*	23,763
591	Mantech International Corp., Class A	26,607
1,691	Mattson Technology, Inc.*	2,875
508	MAXIMUS, Inc.	42,570
217	MaxLinear, Inc., Class A*	1,977
808	Maxwell Technologies, Inc.*	13,187
120	MediaMind Technologies, Inc.*	2,098
1,412	Mentor Graphics Corp.*	18,935
96	Mercury Computer Systems, Inc.*	1,836
169	Meru Networks, Inc.*	3,027
627	Methode Electronics, Inc.	7,499
1,479	Micrel, Inc.	17,408
918	Microsemi Corp.*	20,242
243	MicroStrategy, Inc., Class A*	35,524
2,982	Microvision, Inc.*	3,698
929	Mindspeed Technologies, Inc.*	8,073
1,458	MIPS Technologies, Inc.*	11,547
608	MKS Instruments, Inc.	15,990
75	ModusLink Global Solutions, Inc.	355
2,164	MoneyGram International, Inc.*	7,920
941	Monolithic Power Systems, Inc.*	16,279
648	Monotype Imaging Holdings, Inc.*	9,234
919	MoSys, Inc.*	5,551
137	Motricity, Inc.*	1,275
4,537	Move, Inc.*	8,938
445	MTS Systems Corp.	18,236
249	Multi-Fineline Electronix, Inc.*	5,276
545	Nanometrics, Inc.*	8,595
192	NCI, Inc., Class A*	4,358
160	NeoPhotonics Corp.*	1,525
1,024	Netgear, Inc.*	42,854
1,822	Netlogic Microsystems, Inc.*	69,819
890	Netscout Systems, Inc.*	20,648
532	NetSuite, Inc.*	20,078
1,048	Network Engines, Inc.*	1,195
874	Network Equipment Technologies, Inc.*	2,395
327	Newport Corp.*	5,948
1,624	NIC, Inc.	21,209
92	Novatel Wireless, Inc.*	491
137	NVE Corp.*	8,368
1,437	Oclaro, Inc.*	13,752
1,237	Omnivision Technologies, Inc.*	43,678
265	Online Resources Corp.*	890
460	OpenTable, Inc.*	40,632
2,440	Openwave Systems, Inc.*	5,929
232	Oplink Communications, Inc.*	4,287
387	Opnet Technologies, Inc.	15,159
351	OSI Systems, Inc.*	14,033
3,377	Parametric Technology Corp.*	78,650
370	Park Electrochemical Corp.	11,141
657	PDF Solutions, Inc.*	4,146
471	Pegasystems, Inc.	17,592
421	Perficient, Inc.*	4,694
86	Pericom Semiconductor Corp.*	793
1,404	Plantronics, Inc.	51,358
1,103	Plexus Corp.*	41,120
1,078	PLX Technology, Inc.*	3,784
717	Power Integrations, Inc.	26,400
2,032	Power-One, Inc.*	17,048
798	Presstek, Inc.*	1,508
1,952	Progress Software Corp.*	52,841
563	PROS Holdings, Inc.*	9,458
1,200	Pulse Electronics Corp.	5,904
186	QAD, Inc., Class A*	2,009
297	QLIK Technologies, Inc.*	9,887
5,974	Quantum Corp.*	18,340
1,582	Quest Software, Inc.*	35,903
292	QuinStreet, Inc.*	4,514
2,821	Rackspace Hosting, Inc.*	124,124
961	Radiant Systems, Inc.*	20,181
510	Radisys Corp.*	4,401
208	RealD, Inc.*	5,678
339	RealPage, Inc.*	9,984
383	Renaissance Learning, Inc.	4,470
7,809	RF Micro Devices, Inc.*	49,197
119	Richardson Electronics Ltd.	1,630
630	RightNow Technologies, Inc.*	20,853
3,894	Riverbed Technology, Inc.*	147,660
376	Rofin-Sinar Technologies, Inc.*	13,589
152	Rogers Corp.*	7,133
305	Rosetta Stone, Inc.*	4,276
471	Rubicon Technology, Inc.*	10,805
852	Rudolph Technologies, Inc.*	9,994
815	Saba Software, Inc.*	8,060
2,313	Sanmina-SCI Corp.*	24,726
2,998	Sapient Corp.*	44,041
1,091	SAVVIS, Inc.*	42,876
384	Seachange International, Inc.*	4,324
1,898	Semtech Corp.*	54,321
1,310	ShoreTel, Inc.*	14,410
136	Sigma Designs, Inc.*	1,223
60	Silicon Graphics International Corp.*	1,086
1,701	Silicon Image, Inc.*	12,894
910	SMART Modular Technologies (WWH), Inc.*	8,390
778	Smith Micro Software, Inc.*	4,131
1,083	SolarWinds, Inc.*	26,696
4,991	Sonus Networks, Inc.*	16,171
799	Sourcefire, Inc.*	21,341
397	Spansion, Inc., Class A*	7,952
140	Spectrum Control, Inc.*	2,797
137	SPS Commerce, Inc.*	2,288
101	SRA International, Inc., Class A*	3,126
343	SRS Labs, Inc.*	3,324
385	SS&C Technologies Holdings, Inc.*	7,527

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
307	Stamps.com, Inc.	$3,819
202	Standard Microsystems Corp.*	5,418
1,185	STEC, Inc.*	21,223
597	Stratasys, Inc.*	21,014
97	Stream Global Services, Inc.*	295
1,977	SuccessFactors, Inc.*	69,333
755	Super Micro Computer, Inc.*	12,669
286	Supertex, Inc.*	6,252
1,358	Support.com, Inc.*	6,518
986	Synaptics, Inc.*	27,657
711	Synchronoss Technologies, Inc.*	22,823
383	Syntel, Inc.	20,632
189	Take-Two Interactive Software, Inc.*	3,098
1,157	Taleo Corp., Class A*	43,191
262	TechTarget, Inc.*	2,117
262	Tekelec*	2,384
579	TeleCommunication Systems, Inc., Class A*	2,889
234	TeleNav, Inc.*	3,824
770	TeleTech Holdings, Inc.*	13,937
85	Tessco Technologies, Inc.	972
844	Tessera Technologies, Inc.*	14,601
731	THQ, Inc.*	3,019
4,834	TIBCO Software, Inc.*	135,787
176	Tier Technologies, Inc.*	843
3,360	TiVo, Inc.*	34,742
758	TNS, Inc.*	12,454
161	Travelzoo, Inc.*	12,098
178	Trident Microsystems, Inc.*	174
4,745	TriQuint Semiconductor, Inc.*	61,448
543	TTM Technologies, Inc.*	8,992
830	Tyler Technologies, Inc.*	21,090
786	Ultimate Software Group, Inc.*	44,315
662	Ultra Clean Holdings*	6,726
590	Ultratech, Inc.*	18,744
502	Unisys Corp.*	14,031
545	United Online, Inc.	3,314
1,035	Universal Display Corp.*	49,390
1,843	ValueClick, Inc.*	33,266
633	VASCO Data Security International, Inc.*	7,558
1,180	Veeco Instruments, Inc.*	67,956
2,486	VeriFone Systems, Inc.*	119,651
351	Viasat, Inc.*	15,539
91	Viasystems Group, Inc.*	2,065
1,026	VirnetX Holding Corp.	26,943
213	Virtusa Corp.*	4,292
487	Vocus, Inc.*	13,266
721	Volterra Semiconductor Corp.*	17,787
2,330	Wave Systems Corp., Class A*	6,384
1,182	Websense, Inc.*	29,373
1,129	Wright Express Corp.*	60,921
877	Xyratex Ltd.*	8,371
1,712	Zix Corp.*	6,523
148	Zoran Corp.*	1,218
78	Zygo Corp.*	1,112
		5,399,313
	Materials - 2.8%

48	A. Schulman, Inc.	1,224
54	AEP Industries, Inc.*	1,658
2,179	Allied Nevada Gold Corp.*	80,797
693	AMCOL International Corp.	25,447
398	Arch Chemicals, Inc.	14,388
820	Balchem Corp.	35,383
1,634	Calgon Carbon Corp.*	28,186
247	Clearwater Paper Corp.*	17,065
166	Coeur d’Alene Mines Corp.*	4,577
312	Deltic Timber Corp.	17,943
1,098	Ferro Corp.*	14,384
2,008	General Moly, Inc.*	9,799
1,784	Globe Specialty Metals, Inc.	40,425
7,502	Golden Star Resources Ltd.*	20,030
38	Graham Packaging Co., Inc.*	862
98	H.B. Fuller Co.	2,184
210	Hawkins, Inc.	9,146
45	Haynes International, Inc.	2,532
64	Horsehead Holding Corp.*	854
158	Innophos Holdings, Inc.	7,093
2,446	Jaguar Mining, Inc.*	13,257
152	KMG Chemicals, Inc.	2,812
598	Koppers Holdings, Inc.	23,998
278	Kraton Performance Polymers, Inc.*	10,692
127	Landec Corp.*	729
498	LSB Industries, Inc.*	23,575
46	Materion Corp.*	1,825
175	Metals USA Holdings Corp.*	2,751
43	Minerals Technologies, Inc.	2,924
329	Molycorp, Inc.*	21,855
211	Neenah Paper, Inc.	4,893
278	NewMarket Corp.	48,433
62	NL Industries, Inc.	1,190
395	Noranda Aluminum Holding Corp.*	5,854
1,335	Olin Corp.	32,067
1,299	Omnova Solutions, Inc.*	12,224
1,886	PolyOne Corp.	28,724
272	Quaker Chemical Corp.	11,848
387	Rock-Tenn Co., Class A	29,733
1,126	Rockwood Holdings, Inc.*	59,216
116	RTI International Metals, Inc.*	4,423
534	Schweitzer-Mauduit International, Inc.	28,131
1,123	Senomyx, Inc.*	7,187
706	Silgan Holdings, Inc.	31,692
3,531	Solutia, Inc.*	88,169
417	Spartech Corp.*	2,965
227	Stepan Co.	15,239
1,364	Stillwater Mining Co.*	27,621
825	STR Holdings, Inc.*	13,043
507	Thompson Creek Metals Co., Inc.*	5,506
2,893	U.S. Gold Corp.*	20,454
76	United States Lime & Minerals, Inc.*	2,999
427	Verso Paper Corp.*	1,606
191	Wausau Paper Corp.	1,310
988	Worthington Industries, Inc.	21,568
334	WR Grace & Co.*	15,628
631	Zep, Inc.	11,756
		971,874
	Telecommunication Services - 0.6%

655	AboveNet, Inc.	51,136
1,297	Alaska Communications Systems Group, Inc.	11,699
256	Atlantic Tele-Network, Inc.	9,787
780	Cbeyond, Inc.*	11,201
1,656	Cincinnati Bell, Inc.*	5,266
1,305	Cogent Communications Group, Inc.*	20,293
560	Consolidated Communications Holdings, Inc.	10,718
533	Global Crossing Ltd.*	18,570
161	Hughes Communications, Inc.*	9,660
1,677	ICO Global Communications Holdings Ltd.*	4,897

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
961	Neutral Tandem, Inc.*	$16,308
855	NTELOS Holdings Corp.	17,827
2,502	PAETEC Holding Corp.*	11,159
653	Shenandoah Telecommunications Co.	11,891
370	USA Mobility, Inc.	6,016
1,332	Vonage Holdings Corp.*	6,353
		222,781
	Utilities - 0.1%

413	American DG Energy, Inc.*	673
354	Cadiz, Inc.*	3,721
59	Otter Tail Corp.	1,293
153	South Jersey Industries, Inc.	8,563
		14,250
	Total Common Stocks (Cost $13,311,466)	19,286,839

No. of Warrants
Warrants - 0.0%
18	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) - 3.0%
	Federal Home Loan Bank
$861,743	0.00%, due 06/01/11	861,743
57,450	0.01%, due 06/01/11	57,450
143,623	0.02%, due 06/02/11	143,623
	Total U.S. Government & Agency Securities (Cost $1,062,816)	1,062,816

	Repurchase Agreements (a)(b) - 21.5%
7,471,151	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $7,471,202	7,471,151
	Total Repurchase Agreements (Cost $7,471,151)	7,471,151

	Total Investment Securities (Cost $21,845,433) — 80.0%	27,820,806
	Other assets less liabilities — 20.0%	6,951,977
	Net Assets — 100.0%	$34,772,783

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2011, the value of these securities amounted to $— or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $7,470,862.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,289,600
Aggregate gross unrealized depreciation	(1,235,049)
Net unrealized appreciation	$5,054,551
Federal income tax cost of investments	$22,766,255

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$291,257	$5,960

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	23,158,121	370,105

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	19,435,746	3,720,261

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	7,374,451	1,715,217

		$5,811,543

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

Ultra Consumer Services

Shares		Value
	Common Stocks (a) - 31.9%
	Airlines - 0.6%

89	Alaska Air Group, Inc.*	$6,011
800	AMR Corp.*	5,016
2,008	Delta Air Lines, Inc.*	20,241
599	JetBlue Airways Corp.*	3,636
134	Skywest, Inc.	2,067
1,784	Southwest Airlines Co.	21,105
760	United Continental Holdings, Inc.*	18,354
387	US Airways Group, Inc.*	3,522
		79,952
	Commercial Services & Supplies - 0.1%

177	Copart, Inc.*	8,319
180	Rollins, Inc.	3,622
		11,941
	Diversified Consumer Services - 0.6%

308	Apollo Group, Inc., Class A*	12,662
159	Career Education Corp.*	3,418
147	DeVry, Inc.	7,916
734	H&R Block, Inc.	11,891
149	Hillenbrand, Inc.	3,390
77	ITT Educational Services, Inc.*	5,296
71	Matthews International Corp., Class A	2,775
138	Regis Corp.	2,060
594	Service Corp. International	6,819
162	Sotheby’s	6,895
32	Strayer Education, Inc.	3,846
82	Weight Watchers International, Inc.	6,580
		73,548
	Electronic Equipment, Instruments & Components - 0.0%

128	Dolby Laboratories, Inc., Class A*	5,983

	Food & Staples Retailing - 5.6%

129	BJ’s Wholesale Club, Inc.*	6,504
91	Casey’s General Stores, Inc.	3,772
1,040	Costco Wholesale Corp.	85,779
3,273	CVS Caremark Corp.	126,632
1,427	Kroger Co. (The)	35,418
1,456	Rite Aid Corp.*	1,529
103	Ruddick Corp.	4,527
896	Safeway, Inc.	22,131
510	SUPERVALU, Inc.	5,233
1,417	Sysco Corp.	45,642
105	United Natural Foods, Inc.*	4,568
2,227	Walgreen Co.	97,164
4,860	Wal-Mart Stores, Inc.	268,369
330	Whole Foods Market, Inc.	20,183
		727,451
	Health Care Providers & Services - 1.0%

660	AmerisourceBergen Corp.	27,205
839	Cardinal Health, Inc.	38,107
55	Chemed Corp.	3,716
611	McKesson Corp.	52,308
279	Omnicare, Inc.	8,772
207	VCA Antech, Inc.*	5,061
		135,169
	Hotels, Restaurants & Leisure - 5.2%

129	Bally Technologies, Inc.*	5,084
73	Bob Evans Farms, Inc.	2,289
137	Boyd Gaming Corp.*	1,293
215	Brinker International, Inc.	5,543
992	Carnival Corp.	38,500
49	CEC Entertainment, Inc.	1,994
138	Cheesecake Factory, Inc. (The)*	4,384
75	Chipotle Mexican Grill, Inc.*	21,680
78	Choice Hotels International, Inc.	2,780
56	Cracker Barrel Old Country Store, Inc.	2,653
336	Darden Restaurants, Inc.	17,018
84	Gaylord Entertainment Co.*	2,709
87	Hyatt Hotels Corp., Class A*	3,878
714	International Game Technology	12,309
67	International Speedway Corp., Class A	1,917
95	Interval Leisure Group, Inc.*	1,288
124	Jack in the Box, Inc.*	2,754
1,080	Las Vegas Sands Corp.*	44,863
101	Life Time Fitness, Inc.*	3,716
757	Marriott International, Inc., Class A	28,622
2,510	McDonald’s Corp.	204,665
765	MGM Resorts International*	11,529
223	Orient-Express Hotels Ltd., Class A*	2,607
55	P.F. Chang’s China Bistro, Inc.	2,221
70	Panera Bread Co., Class A*	8,752
48	Papa John’s International, Inc.*	1,590
160	Penn National Gaming, Inc.*	6,480
148	Pinnacle Entertainment, Inc.*	2,150
323	Royal Caribbean Cruises Ltd.*	12,597
164	Scientific Games Corp., Class A*	1,617
66	Six Flags Entertainment Corp.	5,260
148	Sonic Corp.*	1,701
1,788	Starbucks Corp.	65,781
421	Starwood Hotels & Resorts Worldwide, Inc.	25,673
87	Vail Resorts, Inc.*	4,233
791	Wendy’s/Arby’s Group, Inc., Class A	3,979
141	WMS Industries, Inc.*	4,436
421	Wyndham Worldwide Corp.	14,655
210	Wynn Resorts Ltd.	30,769
1,124	Yum! Brands, Inc.	62,180
		678,149
	Internet & Catalog Retail - 2.3%

848	Amazon.com, Inc.*	166,793
482	Expedia, Inc.	13,501
97	HSN, Inc.*	3,415
1,357	Liberty Media Corp. - Interactive, Class A*	24,711
108	NetFlix, Inc.*	29,246
118	priceline.com, Inc.*	60,793
		298,459
	Internet Software & Services - 0.8%

2,698	eBay, Inc.*	84,097
145	GSI Commerce, Inc.*	4,241
195	ValueClick, Inc.*	3,520
140	WebMD Health Corp.*	6,675
		98,533
	IT Services - 0.0%

192	Acxiom Corp.*	2,640

	Media - 8.2%

64	Arbitron, Inc.	2,733
569	Cablevision Systems Corp., Class A	20,211

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,503	CBS Corp., Class B	$42,009
4,952	Comcast Corp., Class A	124,988
1,753	Comcast Corp., Special, Class A	41,283
130	CTC Media, Inc.	2,622
2,005	DIRECTV, Class A*	100,771
328	Discovery Communications, Inc., Class A*	14,288
341	Discovery Communications, Inc., Class C*	13,241
500	DISH Network Corp., Class A*	15,140
149	DreamWorks Animation SKG, Inc., Class A*	3,563
568	Gannett Co., Inc.	8,100
1,169	Interpublic Group of Cos., Inc. (The)	13,946
123	John Wiley & Sons, Inc., Class A	6,519
140	Lamar Advertising Co., Class A*	4,066
271	Liberty Global, Inc., Class A*	12,208
271	Liberty Global, Inc., Class C*	11,607
179	Liberty Media Corp. - Capital, Class A*	16,314
126	Liberty Media Corp. - Starz, Class A*	9,610
354	Live Nation Entertainment, Inc.*	4,082
148	Madison Square Garden Co. (The), Class A*	4,071
744	McGraw-Hill Cos., Inc. (The)	31,598
87	Meredith Corp.	2,750
53	Morningstar, Inc.	3,202
232	New York Times Co. (The), Class A*	1,861
4,366	News Corp., Class A	80,072
1,046	News Corp., Class B	19,728
725	Omnicom Group, Inc.	33,908
188	Regal Entertainment Group, Class A	2,547
53	Scholastic Corp.	1,444
214	Scripps Networks Interactive, Inc., Class A	10,792
847	Time Warner Cable, Inc.	65,405
2,668	Time Warner, Inc.	97,195
120	Valassis Communications, Inc.*	3,484
1,335	Viacom, Inc., Class B	67,297
4,273	Walt Disney Co. (The)	177,885
13	Washington Post Co. (The), Class B	5,338
		1,075,878
	Multiline Retail - 1.8%

129	99 Cents Only Stores*	2,665
182	Big Lots, Inc.*	6,081
103	Dillard’s, Inc., Class A	5,787
301	Dollar Tree, Inc.*	19,186
286	Family Dollar Stores, Inc.	15,942
499	J.C. Penney Co., Inc.	17,679
663	Kohl’s Corp.	35,298
1,009	Macy’s, Inc.	29,140
409	Nordstrom, Inc.	19,153
287	Saks, Inc.*	3,246
114	Sears Holdings Corp.*	8,094
1,543	Target Corp.	76,425
		238,696
	Professional Services - 0.2%

120	Dun & Bradstreet Corp.	9,625
113	IHS, Inc., Class A*	9,913
168	Nielsen Holdings N.V.*	5,290
		24,828
	Road & Rail - 0.1%

245	Avis Budget Group, Inc.*	4,310
561	Hertz Global Holdings, Inc.*	9,060
		13,370
	Software - 0.1%

102	Factset Research Systems, Inc.	11,308

	Specialty Retail - 5.3%

176	Aaron’s, Inc.	4,965
213	Abercrombie & Fitch Co., Class A	16,139
202	Advance Auto Parts, Inc.	12,544
211	Aeropostale, Inc.*	3,988
470	American Eagle Outfitters, Inc.	6,232
140	Ann, Inc.*	3,941
154	Ascena Retail Group, Inc.*	5,153
110	AutoNation, Inc.*	3,861
63	AutoZone, Inc.*	18,522
613	Bed Bath & Beyond, Inc.*	33,035
780	Best Buy Co., Inc.	24,773
64	Buckle, Inc. (The)	2,732
536	CarMax, Inc.*	15,898
67	Cato Corp. (The), Class A	1,824
430	Chico’s FAS, Inc.	6,484
62	Children’s Place Retail Stores, Inc. (The)*	3,115
150	Collective Brands, Inc.*	2,340
218	Dick’s Sporting Goods, Inc.*	8,663
372	Foot Locker, Inc.	9,278
368	GameStop Corp., Class A*	10,297
850	Gap, Inc. (The)	16,490
57	Genesco, Inc.*	2,564
57	Group 1 Automotive, Inc.	2,208
154	Guess?, Inc.	7,041
3,942	Home Depot, Inc.	143,016
661	Limited Brands, Inc.	26,413
3,319	Lowe’s Cos., Inc.	80,121
126	Men’s Wearhouse, Inc. (The)	4,338
656	Office Depot, Inc.*	2,762
204	OfficeMax, Inc.*	1,705
336	O’Reilly Automotive, Inc.*	20,197
285	PetSmart, Inc.	12,910
274	RadioShack Corp.	4,318
154	Rent-A-Center, Inc.	4,999
286	Ross Stores, Inc.	23,440
232	Sally Beauty Holdings, Inc.*	3,888
205	Signet Jewelers Ltd.*	9,432
1,756	Staples, Inc.	29,536
304	Tiffany & Co.	23,001
952	TJX Cos., Inc.	50,475
175	Tractor Supply Co.	11,053
114	Ulta Salon Cosmetics & Fragrance, Inc.*	6,382
314	Urban Outfitters, Inc.*	9,564
226	Williams-Sonoma, Inc.	8,848
		698,485
	Total Common Stocks (Cost $3,636,735)	4,174,390

See accompanying notes to the financial statements.

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.9%
	Federal Home Loan Bank
$516,704	0.00%, due 06/01/11	$516,704
34,447	0.01%, due 06/01/11	34,447
86,117	0.02%, due 06/02/11	86,117
	Total U.S. Government & Agency Securities (Cost $637,268)	637,268

	Repurchase Agreements (a)(b) - 54.4%
7,102,902	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $7,102,942	7,102,902
	Total Repurchase Agreements (Cost $7,102,902)	7,102,902

	Total Investment Securities (Cost $11,376,905) — 91.2%	11,914,560
	Other assets less liabilities — 8.8%	1,150,615
	Net Assets — 100.0%	$13,065,175

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $4,391,388.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(136,176)
Net unrealized depreciation	$(136,176)
Federal income tax cost of investments	$12,050,736

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$2,150,224	$292,564

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	6,623,732	34,546

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	7,580,311	55,454

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	2,192,094	697,062

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	3,379,927	25,798

		$1,105,424

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

Ultra Financials

Shares		Value
	Common Stocks (a) - 64.1%
	Capital Markets - 8.7%

16,981	Affiliated Managers Group, Inc.*	$1,795,401
82,415	Ameriprise Financial, Inc.	5,046,270
412,290	Bank of New York Mellon Corp. (The)	11,589,472
31,820	BlackRock, Inc.	6,540,919
321,605	Charles Schwab Corp. (The)	5,792,106
66,685	E*Trade Financial Corp.*	1,054,290
39,230	Eaton Vance Corp.	1,237,707
34,189	Federated Investors, Inc., Class B	876,264
50,585	Franklin Resources, Inc.	6,554,804
143,257	Goldman Sachs Group, Inc. (The)	20,160,558
9,788	Greenhill & Co., Inc.	544,800
153,575	Invesco Ltd.	3,788,695
13,920	Investment Technology Group, Inc.*	210,749
61,043	Janus Capital Group, Inc.	630,574
41,729	Jefferies Group, Inc.	923,880
11,797	KBW, Inc.	250,804
32,620	Knight Capital Group, Inc., Class A*	402,531
47,294	Legg Mason, Inc.	1,600,429
54,213	MF Global Holdings Ltd.*	417,982
458,583	Morgan Stanley	11,079,365
80,237	Northern Trust Corp.	3,914,763
14,963	optionsXpress Holdings, Inc.	273,823
6,908	Piper Jaffray Cos.*	229,484
33,780	Raymond James Financial, Inc.	1,207,297
50,751	SEI Investments Co.	1,199,754
166,798	State Street Corp.	7,634,345
17,709	Stifel Financial Corp.*	713,141
86,079	T. Rowe Price Group, Inc.	5,448,801
77,068	TD Ameritrade Holding Corp.	1,660,815
28,606	Waddell & Reed Financial, Inc., Class A	1,104,192
		103,884,015
	Commercial Banks - 11.0%

57,472	Associated Banc-Corp	809,780
25,919	BancorpSouth, Inc.	332,800
15,853	Bank of Hawaii Corp.	751,432
229,837	BB&T Corp.	6,329,711
8,776	BOK Financial Corp.	465,216
98,653	CapitalSource, Inc.	638,285
26,096	Cathay General Bancorp	425,365
58,928	CIT Group, Inc.*	2,612,278
15,876	City National Corp./CA	894,295
58,603	Comerica, Inc.	2,116,154
25,805	Commerce Bancshares, Inc./MO	1,103,938
19,225	Cullen/Frost Bankers, Inc.	1,119,664
49,175	East West Bancorp, Inc.	987,926
304,700	Fifth Third Bancorp	3,979,382
6,876	First Financial Bankshares, Inc.	363,465
86,843	First Horizon National Corp.	912,720
24,612	First Midwest Bancorp, Inc./IL	301,251
35,816	FirstMerit Corp.	583,443
37,876	FNB Corp./PA	399,592
65,554	Fulton Financial Corp.	730,272
23,413	Glacier Bancorp, Inc.	332,933
12,267	Hancock Holding Co.	396,347
286,198	Huntington Bancshares, Inc./OH	1,888,907
8,889	Iberiabank Corp.	522,229
19,366	International Bancshares Corp.	330,578
292,000	KeyCorp	2,473,240
37,090	M&T Bank Corp.	3,275,047
174,398	Marshall & Ilsley Corp.	1,395,184
17,456	MB Financial, Inc.	346,851
45,416	National Penn Bancshares, Inc.	342,891
28,974	Old National Bancorp/IN	312,919
10,393	PacWest Bancorp	219,292
4,413	Park National Corp.	297,569
174,842	PNC Financial Services Group, Inc.	10,913,638
339,916	Popular, Inc.*	985,756
20,410	PrivateBancorp, Inc.	334,112
15,309	Prosperity Bancshares, Inc.	669,769
417,438	Regions Financial Corp.	2,947,112
13,489	Signature Bank/NY*	767,794
34,022	Sterling Bancshares, Inc./TX	288,847
165,795	SunTrust Banks, Inc.	4,663,813
43,090	Susquehanna Bancshares, Inc.	375,745
13,955	SVB Financial Group*	828,648
242,687	Synovus Financial Corp.	577,595
44,548	TCF Financial Corp.	670,447
18,716	Trustmark Corp.	446,189
635,485	U.S. Bancorp	16,268,416
10,842	UMB Financial Corp.	462,411
37,650	Umpqua Holdings Corp.	451,047
14,326	United Bankshares, Inc.	347,405
56,570	Valley National Bancorp	768,792
24,334	Webster Financial Corp.	507,607
1,656,258	Wells Fargo & Co.	46,988,039
9,642	Westamerica Bancorp.	484,993
32,051	Whitney Holding Corp./LA	430,445
11,402	Wintrust Financial Corp.	370,223
60,746	Zions Bancorp.	1,447,577
		130,987,376
	Consumer Finance - 2.8%

353,866	American Express Co.	18,259,486
151,690	Capital One Financial Corp.	8,242,834
180,745	Discover Financial Services	4,308,961
161,457	SLM Corp.*	2,751,227
		33,562,508
	Diversified Financial Services - 12.8%

3,352,012	Bank of America Corp.	39,386,141
963,205	Citigroup, Inc.	39,635,873
22,337	CME Group, Inc.	6,383,021
24,465	IntercontinentalExchange, Inc.*	2,951,702
1,299,298	JPMorgan Chase & Co.	56,181,646
67,815	Moody’s Corp.	2,706,497
39,474	MSCI, Inc., Class A*	1,490,933
45,740	NASDAQ OMX Group, Inc. (The)*	1,167,285
86,080	NYSE Euronext	3,134,173
		153,037,271
	Insurance - 13.9%

112,564	ACE Ltd.	7,746,654
156,632	Aflac, Inc.	7,485,443
2,438	Alleghany Corp.*	812,268
12,942	Allied World Assurance Co. Holdings Ltd.	784,544
167,594	Allstate Corp. (The)	5,259,100
26,091	American Financial Group, Inc./OH	927,796

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
144,440	American International Group, Inc.*	$4,116,540
4,766	American National Insurance Co.	383,186
99,635	AON Corp.	5,195,965
48,755	Arch Capital Group Ltd.*	1,644,506
10,319	Argo Group International Holdings Ltd.	304,926
34,970	Arthur J. Gallagher & Co.	1,003,989
23,593	Aspen Insurance Holdings Ltd.	633,708
35,416	Assurant, Inc.	1,310,038
56,020	Assured Guaranty Ltd.	953,460
41,087	Axis Capital Holdings Ltd.	1,353,406
319,967	Berkshire Hathaway, Inc., Class B*	25,299,791
38,229	Brown & Brown, Inc.	1,008,863
101,353	Chubb Corp.	6,647,743
50,485	Cincinnati Financial Corp.	1,535,754
75,059	CNO Financial Group, Inc.*	580,957
16,079	Delphi Financial Group, Inc., Class A	469,024
14,521	Endurance Specialty Holdings Ltd.	589,698
9,419	Erie Indemnity Co., Class A	670,821
17,216	Everest Re Group Ltd.	1,531,707
75,843	Fidelity National Financial, Inc., Class A	1,211,971
32,866	First American Financial Corp.	528,485
162,379	Genworth Financial, Inc., Class A*	1,804,031
14,907	Hanover Insurance Group, Inc. (The)	612,081
147,612	Hartford Financial Services Group, Inc.	3,933,860
38,218	HCC Insurance Holdings, Inc.	1,264,634
12,980	Horace Mann Educators Corp.	211,834
104,633	Lincoln National Corp.	3,070,979
113,006	Loews Corp.	4,748,512
3,261	Markel Corp.*	1,348,978
179,749	Marsh & McLennan Cos., Inc.	5,512,902
51,811	MBIA, Inc.*	455,937
8,749	Mercury General Corp.	364,571
273,548	MetLife, Inc.	12,063,467
22,166	Montpelier Re Holdings Ltd.	416,942
79,953	Old Republic International Corp.	993,816
23,272	PartnerRe Ltd.	1,741,676
12,976	Platinum Underwriters Holdings Ltd.	443,001
99,790	Principal Financial Group, Inc.	3,120,433
10,216	ProAssurance Corp.*	718,287
207,479	Progressive Corp. (The)	4,491,920
28,454	Protective Life Corp.	686,880
160,651	Prudential Financial, Inc.	10,246,321
24,181	Reinsurance Group of America, Inc.	1,536,219
18,235	RenaissanceRe Holdings Ltd.	1,312,191
5,828	RLI Corp.	351,137
17,543	Selective Insurance Group, Inc.	290,687
15,531	StanCorp Financial Group, Inc.	670,629
26,866	Torchmark Corp.	1,781,216
12,462	Tower Group, Inc.	302,827
21,020	Transatlantic Holdings, Inc.	978,271
143,266	Travelers Cos., Inc. (The)	8,893,953
15,172	Unitrin, Inc.	452,581
105,406	Unum Group	2,773,232
21,210	Validus Holdings Ltd.	683,598
42,124	W. R. Berkley Corp.	1,394,726
2,302	White Mountains Insurance Group Ltd.	942,669
55,947	Willis Group Holdings plc	2,321,800
107,432	XL Group plc	2,541,841
		165,468,982
	IT Services - 2.4%

35,717	Mastercard, Inc., Class A	10,252,565
164,523	Visa, Inc., Class A	13,336,235
219,404	Western Union Co. (The)	4,510,946
		28,099,746
	Professional Services - 0.1%

41,014	Equifax, Inc.	1,549,919

	Real Estate Investment Trusts - 10.9%

20,222	Alexandria Real Estate Equities, Inc.	1,669,124
55,892	AMB Property Corp.	2,067,445
22,187	American Campus Communities, Inc.	784,089
39,823	American Capital Agency Corp.	1,209,425
263,539	Annaly Capital Management, Inc.	4,777,962
38,840	Apartment Investment & Management Co., Class A	1,038,193
28,308	AvalonBay Communities, Inc.	3,766,946
43,487	BioMed Realty Trust, Inc.	891,049
46,060	Boston Properties, Inc.	4,990,601
44,690	Brandywine Realty Trust	570,244
24,167	BRE Properties, Inc.	1,233,000
22,830	Camden Property Trust	1,467,512
45,818	CBL & Associates Properties, Inc.	881,538
335,085	Chimera Investment Corp.	1,310,182
25,821	Colonial Properties Trust	544,823
23,965	CommonWealth REIT	625,487
22,250	Corporate Office Properties Trust	788,095
80,604	DCT Industrial Trust, Inc.	456,219
64,442	Developers Diversified Realty Corp.	933,765
55,032	DiamondRock Hospitality Co.	632,868
30,066	Digital Realty Trust, Inc.	1,875,216
41,045	Douglas Emmett, Inc.	863,997
83,800	Duke Realty Corp.	1,260,352
19,684	DuPont Fabros Technology, Inc.	514,540
8,951	EastGroup Properties, Inc.	419,891
15,450	Entertainment Properties Trust	750,561
10,240	Equity Lifestyle Properties, Inc.	601,600
94,036	Equity Residential	5,814,246
10,413	Essex Property Trust, Inc.	1,432,933
28,728	Extra Space Storage, Inc.	625,121
20,244	Federal Realty Investment Trust	1,773,374
23,933	Franklin Street Properties Corp.	327,643
130,716	General Growth Properties, Inc.	2,154,200
23,993	Hatteras Financial Corp.	700,836
123,317	HCP, Inc.	4,678,647
57,206	Health Care REIT, Inc.	3,042,787
21,418	Healthcare Realty Trust, Inc.	471,624
23,792	Highwoods Properties, Inc.	858,415
12,463	Home Properties, Inc.	771,460
41,011	Hospitality Properties Trust	1,012,152
221,339	Host Hotels & Resorts, Inc.	3,891,140

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
19,120	Kilroy Realty Corp.	$792,906
133,531	Kimco Realty Corp.	2,605,190
24,283	LaSalle Hotel Properties	679,438
39,814	Lexington Realty Trust	375,844
37,638	Liberty Property Trust	1,357,226
43,122	Macerich Co. (The)	2,344,543
28,546	Mack-Cali Realty Corp.	1,009,387
114,826	MFA Financial, Inc.	946,166
11,364	Mid-America Apartment Communities, Inc.	779,002
27,694	National Retail Properties, Inc.	713,951
41,960	Nationwide Health Properties, Inc.	1,837,848
32,733	Omega Healthcare Investors, Inc.	696,886
57,387	Piedmont Office Realty Trust, Inc., Class A	1,179,877
54,116	Plum Creek Timber Co., Inc.	2,192,780
16,107	Post Properties, Inc.	678,105
13,277	Potlatch Corp.	477,972
189,128	ProLogis	3,131,960
46,872	Public Storage	5,546,832
26,413	Rayonier, Inc.	1,753,559
38,919	Realty Income Corp.	1,367,614
23,172	Redwood Trust, Inc.	360,325
27,185	Regency Centers Corp.	1,258,937
47,149	Senior Housing Properties Trust	1,138,648
97,327	Simon Property Group, Inc.	11,490,426
25,913	SL Green Realty Corp.	2,332,429
39,122	Sunstone Hotel Investors, Inc.*	397,871
26,777	Tanger Factory Outlet Centers	735,296
18,148	Taubman Centers, Inc.	1,099,224
60,539	UDR, Inc.	1,577,646
54,123	Ventas, Inc.	3,052,537
59,878	Vornado Realty Trust	5,890,798
21,298	Washington Real Estate Investment Trust	735,420
39,753	Weingarten Realty Investors	1,058,225
177,446	Weyerhaeuser Co.	3,822,187
		129,896,357
	Real Estate Management & Development - 0.7%

86,095	Brookfield Office Properties, Inc.	1,693,489
97,731	CB Richard Ellis Group, Inc., Class A*	2,583,030
40,150	Forest City Enterprises, Inc., Class A*	769,675
11,868	Forestar Group, Inc.*	216,354
12,540	Howard Hughes Corp. (The)*	959,059
13,973	Jones Lang LaSalle, Inc.	1,357,477
30,487	St. Joe Co. (The)*	662,483
		8,241,567
	Thrifts & Mortgage Finance - 0.8%

29,325	Astoria Financial Corp.	425,799
55,764	Capitol Federal Financial, Inc.	666,380
102,516	First Niagara Financial Group, Inc.	1,455,727
162,144	Hudson City Bancorp, Inc.	1,480,375
66,624	MGIC Investment Corp.*	536,989
144,727	New York Community Bancorp, Inc.	2,344,577
116,354	People’s United Financial, Inc.	1,553,326
18,820	Provident Financial Services, Inc.	268,938
44,201	Radian Group, Inc.	220,121
30,894	TFS Financial Corp.*	316,664
37,317	Washington Federal, Inc.	592,967
		9,861,863
	Total Common Stocks (Cost $721,041,753)	764,589,604

Principal Amount
	U.S. Government & Agency Securities (a) - 3.6%
	Federal Home Loan Bank
$34,871,767	0.00%, due 06/01/11	34,871,767
2,324,784	0.01%, due 06/01/11	2,324,784
5,811,939	0.02%, due 06/02/11	5,811,939
	Total U.S. Government & Agency Securities (Cost $43,008,490)	43,008,490

	Repurchase Agreements (a)(b) - 25.6%
304,751,002	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $304,753,186	304,751,002
	Total Repurchase Agreements (Cost $304,751,002)	304,751,002

	Total Investment Securities (Cost $1,068,801,245) — 93.3%	1,112,349,096
	Other assets less liabilities — 6.7%	79,696,231
	Net Assets — 100.0%	$1,192,045,327

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $529,950,653.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,040,363
Aggregate gross unrealized depreciation	(132,383,837)
Net unrealized appreciation	$29,656,526
Federal income tax cost of investments	$1,082,692,570

See accompanying notes to the financial statements.

Swap Agreements

Ultra Financials had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$75,887,976	$(1,506,965)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	77,794,167	(971,224)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	22,980,695	(1,444,724)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	139,598,035	11,940,683

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	292,642,736	27,107,480

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	137,621,282	16,947,438

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	869,511,613	76,736,530

		$128,809,218

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

Ultra Industrials

Shares		Value
	Common Stocks (a) - 63.7%
	Aerospace & Defense - 11.6%

710	AAR Corp.	$18,737
563	Alliant Techsystems, Inc.	40,271
1,734	BE Aerospace, Inc.*	64,886
11,780	Boeing Co. (The)	919,193
457	Ceradyne, Inc.*	20,455
827	Curtiss-Wright Corp.	28,209
547	Esterline Technologies Corp.*	41,364
5,732	General Dynamics Corp.	425,429
2,248	Goodrich Corp.	196,228
1,734	Hexcel Corp.*	35,842
12,864	Honeywell International, Inc.	766,051
822	Huntington Ingalls Industries, Inc.*	30,061
3,304	ITT Corp.	190,376
2,042	L-3 Communications Holdings, Inc.	166,729
5,201	Lockheed Martin Corp.	405,158
738	Moog, Inc., Class A*	30,295
4,940	Northrop Grumman Corp.	322,533
1,028	Orbital Sciences Corp.*	19,337
2,555	Precision Castparts Corp.	401,391
6,571	Raytheon Co.	331,047
2,795	Rockwell Collins, Inc.	170,858
1,925	Spirit Aerosystems Holdings, Inc., Class A*	42,158
646	Teledyne Technologies, Inc.*	31,719
4,871	Textron, Inc.	111,449
678	TransDigm Group, Inc.*	55,596
345	Triumph Group, Inc.	32,264
14,448	United Technologies Corp.	1,268,101
		6,165,737
	Air Freight & Logistics - 3.8%

2,989	C.H. Robinson Worldwide, Inc.	239,778
3,842	Expeditors International of Washington, Inc.	202,934
5,300	FedEx Corp.	496,292
519	Forward Air Corp.	18,217
669	HUB Group, Inc., Class A*	25,529
13,139	United Parcel Service, Inc., Class B	965,585
1,832	UTi Worldwide, Inc.	40,725
		1,989,060
	Building Products - 0.6%

693	A. O. Smith Corp.	28,739
927	Lennox International, Inc.	43,207
6,478	Masco Corp.	92,311
1,967	Owens Corning*	75,139
678	Quanex Building Products Corp.	13,452
685	Simpson Manufacturing Co., Inc.	19,194
1,258	USG Corp.*	17,927
		289,969
	Chemicals - 0.5%

2,326	Nalco Holding Co.	66,384
1,637	Sherwin-Williams Co. (The)	143,794
1,627	Valspar Corp.	62,591
		272,769
	Commercial Services & Supplies - 2.3%

800	ABM Industries, Inc.	18,224
844	Brink’s Co. (The)	25,109
2,261	Cintas Corp.	74,274
413	Clean Harbors, Inc.*	41,779
1,992	Corrections Corp. of America*	45,816
926	Deluxe Corp.	23,835
337	G&K Services, Inc., Class A	10,659
1,160	Geo Group, Inc. (The)*	28,524
3,331	Iron Mountain, Inc.	113,287
570	Mine Safety Appliances Co.	21,421
3,695	R.R. Donnelley & Sons Co.	78,851
5,644	Republic Services, Inc.	177,899
1,531	Stericycle, Inc.*	136,397
1,123	Tetra Tech, Inc.*	27,323
420	United Stationers, Inc.	31,088
2,101	Waste Connections, Inc.	66,056
8,033	Waste Management, Inc.	312,323
		1,232,865
	Communications Equipment - 0.0%

316	Black Box Corp.	10,415

	Construction & Engineering - 1.6%

1,864	Aecom Technology Corp.*	53,441
1,194	EMCOR Group, Inc.*	36,262
3,226	Fluor Corp.	222,368
2,109	Foster Wheeler AG*	72,254
617	Granite Construction, Inc.	16,961
707	Insituform Technologies, Inc., Class A*	18,248
2,266	Jacobs Engineering Group, Inc.*	104,372
2,722	KBR, Inc.	101,585
3,772	Quanta Services, Inc.*	74,497
1,535	Shaw Group, Inc. (The)*	56,074
1,505	URS Corp.*	66,310
		822,372
	Construction Materials - 0.4%

796	Eagle Materials, Inc.	22,933
819	Martin Marietta Materials, Inc.	70,156
426	Texas Industries, Inc.	17,845
2,080	Vulcan Materials Co.	84,219
		195,153
	Containers & Packaging - 1.7%

1,133	Aptargroup, Inc.	60,502
3,183	Ball Corp.	125,760
1,948	Bemis Co., Inc.	64,518
2,874	Crown Holdings, Inc.*	116,713
445	Greif, Inc., Class A	29,424
2,973	Owens-Illinois, Inc.*	95,493
1,847	Packaging Corp. of America	53,748
1,339	Rock-Tenn Co., Class A	102,875
2,849	Sealed Air Corp.	73,162
918	Silgan Holdings, Inc.	41,209
1,855	Sonoco Products Co.	65,704
1,940	Temple-Inland, Inc.	46,056
		875,164
	Diversified Consumer Services - 0.1%

530	Coinstar, Inc.*	28,159

	Diversified Financial Services - 0.0%

996	PHH Corp.*	20,886

	Electrical Equipment - 3.6%

777	Acuity Brands, Inc.	47,366
803	American Superconductor Corp.*	8,584
2,898	AMETEK, Inc.	126,034
2,105	Babcock & Wilcox Co. (The)*	59,045
837	Belden, Inc.	30,082

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
877	Brady Corp., Class A	$30,230
3,007	Cooper Industries plc	188,990
13,613	Emerson Electric Co.	742,589
832	EnerSys*	29,786
935	General Cable Corp.*	39,036
2,181	GrafTech International Ltd.*	46,107
952	Hubbell, Inc., Class B	62,984
695	Regal-Beloit Corp.	47,955
2,551	Rockwell Automation, Inc.	212,014
1,694	Roper Industries, Inc.	141,398
951	Thomas & Betts Corp.*	52,067
1,049	Woodward, Inc.	36,946
		1,901,213
	Electronic Equipment, Instruments & Components - 2.6%

3,130	Amphenol Corp., Class A	169,208
529	Anixter International, Inc.	35,808
2,071	Arrow Electronics, Inc.*	92,429
2,726	Avnet, Inc.*	98,681
927	AVX Corp.	14,582
1,098	Benchmark Electronics, Inc.*	18,973
710	Checkpoint Systems, Inc.*	12,858
650	Cognex Corp.	22,939
13,702	Flextronics International Ltd.*	99,202
2,850	FLIR Systems, Inc.	103,027
722	Itron, Inc.*	37,003
3,617	Jabil Circuit, Inc.	78,055
397	Littelfuse, Inc.	23,820
1,160	Molex, Inc.	31,749
1,286	Molex, Inc., Class A	29,372
1,640	National Instruments Corp.	47,888
730	Plexus Corp.*	27,214
8,059	TE Connectivity Ltd.	296,813
2,168	Trimble Navigation Ltd.*	94,720
2,716	Vishay Intertechnology, Inc.*	43,103
		1,377,444
	Household Durables - 0.3%

2,742	Fortune Brands, Inc.	177,490

	Industrial Conglomerates - 10.1%

11,764	3M Co.	1,110,286
1,100	Carlisle Cos., Inc.	53,460
192,351	General Electric Co.	3,777,774
8,541	Tyco International Ltd.	421,498
		5,363,018
	Internet Software & Services - 0.1%

2,341	Monster Worldwide, Inc.*	36,098
717	Vistaprint N.V.*	35,262
		71,360
	IT Services - 4.2%

11,551	Accenture plc, Class A	662,912
936	Alliance Data Systems Corp.*	87,918
8,878	Automatic Data Processing, Inc.	489,266
2,253	Broadridge Financial Solutions, Inc.	51,549
1,947	Convergys Corp.*	24,883
1,998	CoreLogic, Inc.*	36,184
861	Euronet Worldwide, Inc.*	14,887
4,621	Fidelity National Information Services, Inc.	148,704
2,705	Fiserv, Inc.*	174,527
1,882	Genpact Ltd.*	30,150
1,437	Global Payments, Inc.	74,666
1,551	Jack Henry & Associates, Inc.	48,453
1,645	Lender Processing Services, Inc.	43,724
413	Mantech International Corp., Class A	18,593
1,341	NeuStar, Inc., Class A*	35,885
5,842	Paychex, Inc.	188,697
546	TeleTech Holdings, Inc.*	9,883
3,502	Total System Services, Inc.	65,137
691	Wright Express Corp.*	37,286
		2,243,304
	Life Sciences Tools & Services - 0.9%

6,289	Agilent Technologies, Inc.*	313,632
591	Mettler-Toledo International, Inc.*	98,916
2,124	PerkinElmer, Inc.	58,814
		471,362
	Machinery - 12.1%

1,222	Actuant Corp., Class A	30,721
1,668	AGCO Corp.*	86,186
331	Astec Industries, Inc.*	12,419
1,353	Bucyrus International, Inc.	124,273
10,429	Caterpillar, Inc.	1,103,388
908	CLARCOR, Inc.	38,690
916	Crane Co.	45,058
3,207	Cummins, Inc.	337,505
9,101	Danaher Corp.	496,278
7,589	Deere & Co.	653,261
1,284	Donaldson Co., Inc.	76,668
3,354	Dover Corp.	225,489
6,051	Eaton Corp.	312,655
477	ESCO Technologies, Inc.	17,921
1,005	Flowserve Corp.	121,836
932	Gardner Denver, Inc.	78,083
1,084	Graco, Inc.	54,807
1,447	Harsco Corp.	48,489
1,453	IDEX Corp.	65,879
7,730	Illinois Tool Works, Inc.	443,084
5,820	Ingersoll-Rand plc	290,418
1,840	Joy Global, Inc.	164,956
600	Kaydon Corp.	21,822
1,477	Kennametal, Inc.	61,635
772	Lincoln Electric Holdings, Inc.	57,630
2,367	Manitowoc Co., Inc. (The)	42,653
1,696	Meritor, Inc.*	28,001
680	Mueller Industries, Inc.	25,282
2,774	Mueller Water Products, Inc., Class A	11,207
971	Navistar International Corp.*	63,960
1,102	Nordson Corp.	57,326
1,633	Oshkosh Corp.*	45,234
6,538	PACCAR, Inc.	326,900
2,084	Pall Corp.	116,912
2,907	Parker Hannifin Corp.	258,287
1,771	Pentair, Inc.	71,690
677	Robbins & Myers, Inc.	29,829
899	SPX Corp.	74,536
1,948	Terex Corp.*	57,758
1,391	Timken Co.	71,803
565	Toro Co. (The)	36,092
1,435	Trinity Industries, Inc.	49,350
380	Valmont Industries, Inc.	38,084
865	Westinghouse Air Brake Technologies Corp.	58,465
		6,432,520

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Marine - 0.2%

743	Alexander & Baldwin, Inc.	$36,385
969	Kirby Corp.*	55,688
		92,073
	Metals & Mining - 0.1%

436	Schnitzer Steel Industries, Inc., Class A	25,768

	Multi-Utilities - 0.1%

3,132	MDU Resources Group, Inc.	74,009

	Office Electronics - 0.1%

1,019	Zebra Technologies Corp., Class A*	45,295

	Oil, Gas & Consumable Fuels - 0.2%

484	Overseas Shipholding Group, Inc.	13,218
762	Teekay Corp.	25,565
1,246	World Fuel Services Corp.	45,579
		84,362
	Paper & Forest Products - 0.2%

2,378	Louisiana-Pacific Corp.*	19,927
3,033	MeadWestvaco Corp.	103,183
		123,110
	Professional Services - 0.7%

614	Corporate Executive Board Co. (The)	25,819
845	FTI Consulting, Inc.*	32,254
1,477	Manpower, Inc.	90,289
835	Resources Connection, Inc.	11,782
2,660	Robert Half International, Inc.	73,336
983	Towers Watson & Co., Class A	62,371
794	TrueBlue, Inc.*	11,624
2,177	Verisk Analytics, Inc., Class A*	74,127
		381,602
	Road & Rail - 4.5%

455	Arkansas Best Corp.	11,143
983	Con-way, Inc.	38,858
6,675	CSX Corp.	529,327
702	Genesee & Wyoming, Inc., Class A*	41,664
998	Heartland Express, Inc.	16,587
1,666	J.B. Hunt Transport Services, Inc.	76,386
1,834	Kansas City Southern*	108,004
1,055	Knight Transportation, Inc.	18,041
863	Landstar System, Inc.	40,837
6,418	Norfolk Southern Corp.	470,504
820	Old Dominion Freight Line, Inc.*	30,611
933	Ryder System, Inc.	51,315
8,851	Union Pacific Corp.	929,089
931	Werner Enterprises, Inc.	23,349
		2,385,715
	Semiconductors & Semiconductor Equipment - 0.1%

731	Veeco Instruments, Inc.*	42,098

	Trading Companies & Distributors - 1.0%

5,316	Fastenal Co.	176,385
730	GATX Corp.	28,995
458	Kaman Corp.	16,525
829	MSC Industrial Direct Co., Class A	57,624
1,085	United Rentals, Inc.*	29,664
1,052	W.W. Grainger, Inc.	158,926
446	Watsco, Inc.	29,855
761	WESCO International, Inc.*	42,311
		540,285
	Total Common Stocks (Cost $32,050,632)	33,734,577

Principal Amount
	U.S. Government & Agency Securities (a) - 3.9%
	Federal Home Loan Bank
$1,681,076	0.00%, due 06/01/11	1,681,076
112,072	0.01%, due 06/01/11	112,072
280,178	0.02%, due 06/02/11	280,178
	Total U.S. Government & Agency Securities (Cost $2,073,326)	2,073,326

	Repurchase Agreements (a)(b) - 28.3%
15,012,040	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $15,012,143	15,012,040
	Total Repurchase Agreements (Cost $15,012,040)	15,012,040

	Total Investment Securities (Cost $49,135,998) — 95.9%	50,819,943
	Other assets less liabilities — 4.1%	2,194,593
	Net Assets — 100.0%	$53,014,536

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $19,205,498.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,065,766
Aggregate gross unrealized depreciation	(417,050)
Net unrealized appreciation	$1,648,716
Federal income tax cost of investments	$49,171,227

See accompanying notes to the financial statements.

Swap Agreements

Ultra Industrials had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$2,259,166	$1,515,878

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	19,224,540	(397,975)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	47,041,027	2,285,355

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	3,711,100	811,907

		$4,215,165

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

Credit Suisse 130/30

Shares		Value
	Common Stocks (a) - 97.8%
	Consumer Discretionary - 9.8%

743	Amazon.com, Inc.*	$146,141
1,393	AutoZone, Inc.*	409,542
7,981	Bed Bath & Beyond, Inc.*	430,096
6,916	Big Lots, Inc.*	231,064
2,191	CarMax, Inc.*	64,985
11,033	Carnival Corp.	428,191
17,914	CBS Corp., Class B	500,696
28,723	Comcast Corp., Class A	724,968
4,970	D.R. Horton, Inc.	60,535
7,344	Darden Restaurants, Inc.	371,974
9,727	Discovery Communications, Inc., Class A*	423,708
3,862	Ford Motor Co.*	57,621
5,204	GameStop Corp., Class A*	145,608
3,993	Gap, Inc. (The)	77,464
7,288	Genuine Parts Co.	399,382
19,874	Goodyear Tire & Rubber Co. (The)*	352,366
24,118	H&R Block, Inc.	390,712
6,993	Harley-Davidson, Inc.	259,860
6,419	Harman International Industries, Inc.	307,919
2,456	Home Depot, Inc.	89,104
5,954	Interpublic Group of Cos., Inc. (The)	71,031
23,061	Lowe’s Cos., Inc.	556,692
9,227	Macy’s, Inc.	266,476
3,825	McDonald’s Corp.	311,890
1,705	NetFlix, Inc.*	461,714
18,622	News Corp., Class A	341,527
6,660	O’Reilly Automotive, Inc.*	400,333
91	priceline.com, Inc.*	46,882
2,506	Starbucks Corp.	92,196
11,627	Target Corp.	575,885
17,367	Time Warner, Inc.	632,680
8,985	TJX Cos., Inc.	476,385
6,232	Walt Disney Co. (The)	259,438
852	Washington Post Co. (The), Class B	349,823
1,950	Whirlpool Corp.	163,410
2,898	Wynn Resorts Ltd.	424,615
		11,302,913
	Consumer Staples - 10.4%

2,655	Altria Group, Inc.	74,499
8,972	Archer-Daniels-Midland Co.	290,783
4,128	Avon Products, Inc.	122,643
3,785	Campbell Soup Co.	131,529
19,763	Coca-Cola Co. (The)	1,320,366
14,317	Coca-Cola Enterprises, Inc.	413,618
16,345	Constellation Brands, Inc., Class A*	358,936
6,980	Costco Wholesale Corp.	575,710
18,221	CVS Caremark Corp.	704,971
29,462	Dean Foods Co.*	408,933
9,900	Dr. Pepper Snapple Group, Inc.	407,880
12,619	Hormel Foods Corp.	370,115
1,158	Kimberly-Clark Corp.	79,091
2,197	Kraft Foods, Inc., Class A	76,829
18,254	Kroger Co. (The)	453,064
7,832	McCormick & Co., Inc. (Non-Voting)	393,088
4,699	Molson Coors Brewing Co., Class B	219,208
15,555	PepsiCo, Inc.	1,106,272
17,947	Philip Morris International, Inc.	1,287,697
14,250	Procter & Gamble Co. (The)	954,750
3,662	Safeway, Inc.	90,451
16,679	SUPERVALU, Inc.	171,127
20,571	Tyson Foods, Inc., Class A	391,260
19,993	Wal-Mart Stores, Inc.	1,104,014
6,517	Whole Foods Market, Inc.	398,580
		11,905,414
	Energy - 13.5%

5,533	Apache Corp.	689,412
7,975	Baker Hughes, Inc.	589,592
1,816	Cameron International Corp.*	86,551
14,968	Chesapeake Energy Corp.	469,097
17,673	Chevron Corp.	1,854,074
15,227	ConocoPhillips	1,114,921
17,364	Denbury Resources, Inc.*	381,313
7,053	Devon Energy Corp.	592,946
40,262	Exxon Mobil Corp.	3,360,669
13,950	Halliburton Co.	699,592
6,664	Helmerich & Payne, Inc.	417,700
6,449	Hess Corp.	509,664
11,684	Marathon Oil Corp.	632,922
6,628	Murphy Oil Corp.	456,603
7,102	Nabors Industries Ltd.*	198,075
2,596	Occidental Petroleum Corp.	279,979
5,938	Peabody Energy Corp.	364,356
13,739	Schlumberger Ltd.	1,177,707
10,895	Southwestern Energy Co.*	476,874
8,813	Sunoco, Inc.	356,838
15,667	Tesoro Corp.*	382,275
17,184	Valero Energy Corp.	472,560
		15,563,720
	Financials - 14.0%

7,416	ACE Ltd.	510,369
9,710	Aflac, Inc.	464,041
523	American Express Co.	26,987
6,915	Ameriprise Financial, Inc.	423,405
2,961	Assurant, Inc.	109,527
44,137	Bank of America Corp.	518,610
20,469	Bank of New York Mellon Corp. (The)	575,383
9,867	Capital One Financial Corp.	536,173
15,013	CB Richard Ellis Group, Inc., Class A*	396,794
7,432	Chubb Corp.	487,465
10,896	Cincinnati Financial Corp.	331,456
13,824	Citigroup, Inc.	568,858
818	CME Group, Inc.	233,752
10,477	Comerica, Inc.	378,324
18,251	Discover Financial Services	435,104
20,230	E*Trade Financial Corp.*	319,836
3,653	Franklin Resources, Inc.	473,356
1,458	Goldman Sachs Group, Inc. (The)	205,184
29,816	Janus Capital Group, Inc.	307,999
21,055	JPMorgan Chase & Co.	910,418
46,028	KeyCorp	389,857
10,860	Leucadia National Corp.	385,096
2,639	M&T Bank Corp.	233,024
13,227	MetLife, Inc.	583,311
10,581	Moody’s Corp.	422,288
24,355	Morgan Stanley	588,417
13,822	NASDAQ OMX Group, Inc. (The)*	352,737
10,388	NYSE Euronext	378,227
9,330	Plum Creek Timber Co., Inc. (REIT)	378,052
5,631	Prudential Financial, Inc.	359,145
3,938	Public Storage (REIT)	466,023
57,311	Regions Financial Corp.	404,616
2,228	Torchmark Corp.	147,716
8,488	Travelers Cos., Inc. (The)	526,935
1,240	U.S. Bancorp	31,744
9,185	Unum Group	241,657
7,423	Ventas, Inc. (REIT)	418,657
26,966	Wells Fargo & Co.	765,025

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
19,613	Weyerhaeuser Co. (REIT)	$422,464
2,501	XL Group plc	59,174
15,560	Zions Bancorp.	370,795
		16,138,001
	Health Care - 9.4%

6,621	Abbott Laboratories	345,947
9,329	Agilent Technologies, Inc.*	465,237
10,093	AmerisourceBergen Corp.	416,034
932	Amgen, Inc.*	56,423
5,023	Becton, Dickinson and Co.	439,764
5,197	Bristol-Myers Squibb Co.	149,466
3,761	C.R. Bard, Inc.	420,405
10,213	Cardinal Health, Inc.	463,875
9,032	Celgene Corp.*	550,139
1,901	Cerner Corp.*	228,310
4,702	Edwards Lifesciences Corp.*	417,208
16,141	Eli Lilly & Co.	621,106
9,426	Express Scripts, Inc.*	561,413
14,033	Gilead Sciences, Inc.*	585,737
5,602	Humana, Inc.*	451,129
1,157	Intuitive Surgical, Inc.*	403,793
13,722	Johnson & Johnson	923,353
8,201	Medco Health Solutions, Inc.*	490,912
9,369	Medtronic, Inc.	381,318
12,105	Merck & Co., Inc.	444,859
39,294	Pfizer, Inc.	842,856
78	St. Jude Medical, Inc.	3,952
57,286	Tenet Healthcare Corp.*	365,485
6,662	UnitedHealth Group, Inc.	326,105
5,828	Varian Medical Systems, Inc.*	393,623
		10,748,449
	Industrials - 10.1%

1,411	3M Co.	133,170
8,925	Avery Dennison Corp.	377,884
853	Boeing Co. (The)	66,560
5,471	C.H. Robinson Worldwide, Inc.	438,884
7,813	Caterpillar, Inc.	826,615
7,202	CSX Corp.	571,119
8,111	Danaher Corp.	442,293
6,624	Dover Corp.	445,331
7,109	Eaton Corp.	367,322
7,900	Expeditors International of Washington, Inc.	417,278
5,368	FedEx Corp.	502,660
1,858	General Dynamics Corp.	137,901
58,883	General Electric Co.	1,156,462
4,949	L-3 Communications Holdings, Inc.	404,086
6,377	Lockheed Martin Corp.	496,768
7,293	Norfolk Southern Corp.	534,650
7,359	Northrop Grumman Corp.	480,469
9,110	PACCAR, Inc.	455,500
5,081	Parker Hannifin Corp.	451,447
14,194	R.R. Donnelley & Sons Co.	302,900
9,007	Raytheon Co.	453,773
6,854	Ryder System, Inc.	376,970
13,358	Southwest Airlines Co.	158,025
5,816	Stanley Black & Decker, Inc.	429,686
2,860	Textron, Inc.	65,437
205	Tyco International Ltd.	10,117
189	Union Pacific Corp.	19,839
11,160	United Parcel Service, Inc., Class B	820,148
2,639	United Technologies Corp.	231,625
		11,574,919
	Information Technology - 20.0%

525	Adobe Systems, Inc.*	18,181
9,397	Altera Corp.	451,902
10,462	Analog Devices, Inc.	430,721
7,556	Apple, Inc.*	2,628,204
32,498	Applied Materials, Inc.	447,822
9,124	Autodesk, Inc.*	392,150
7,480	BMC Software, Inc.*	417,608
13,549	Broadcom Corp., Class A*	487,493
15,498	CA, Inc.	362,653
21,404	Cisco Systems, Inc.	359,587
6,583	Cognizant Technology Solutions Corp., Class A*	500,571
8,781	Computer Sciences Corp.	350,274
27,246	Corning, Inc.	549,007
32,335	Dell, Inc.*	519,947
2,136	EMC Corp.*	60,812
3,834	F5 Networks, Inc.*	435,466
2,434	Google, Inc., Class A*	1,287,635
7,738	Harris Corp.	382,567
8,872	Hewlett-Packard Co.	331,635
52,936	Intel Corp.	1,191,589
6,486	International Business Machines Corp.	1,095,680
17,451	Jabil Circuit, Inc.	376,593
7,001	JDS Uniphase Corp.*	141,350
8,932	KLA-Tencor Corp.	384,969
11,445	Linear Technology Corp.	395,883
29,166	MEMC Electronic Materials, Inc.*	306,826
9,750	Microchip Technology, Inc.	385,418
38,818	Micron Technology, Inc.*	395,944
67,446	Microsoft Corp.	1,686,824
13,559	Molex, Inc.	371,110
9,689	Motorola Solutions, Inc.*	463,812
8,296	NetApp, Inc.*	454,372
36,724	Oracle Corp.	1,256,695
5,981	QUALCOMM, Inc.	350,427
21,917	SAIC, Inc.*	384,863
20,475	Symantec Corp.*	400,286
20,138	Teradyne, Inc.*	322,409
18,073	Texas Instruments, Inc.	637,977
7,771	Visa, Inc., Class A	629,917
42,135	Xerox Corp.	430,198
30,353	Yahoo!, Inc.*	502,342
		22,979,719
	Materials - 4.5%

5,298	Air Products & Chemicals, Inc.	503,787
26,680	Alcoa, Inc.	448,491
1,239	Allegheny Technologies, Inc.	83,013
10,076	Ball Corp.	398,103
10,922	Bemis Co., Inc.	361,736
3,091	CF Industries Holdings, Inc.	475,334
4,968	Cliffs Natural Resources, Inc.	450,597
12,795	Dow Chemical Co. (The)	462,283
384	E.I. du Pont de Nemours & Co.	20,467
3,809	Eastman Chemical Co.	403,183
13,826	Freeport-McMoRan Copper & Gold, Inc.	713,975
10,091	Nucor Corp.	427,253
5,024	PPG Industries, Inc.	445,629
		5,193,851
	Telecommunication Services - 2.5%

51,300	AT&T, Inc.	1,619,028
46,898	Frontier Communications Corp.	415,047
20,995	MetroPCS Communications, Inc.*	375,810
11,447	Verizon Communications, Inc.	422,738
		2,832,623
	Utilities - 3.6%

18,889	CMS Energy Corp.	376,647
7,719	Consolidated Edison, Inc.	409,570
11,091	Edison International	436,542

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,245	Entergy Corp.	$425,597
7,899	Exelon Corp.	330,573
6,900	Integrys Energy Group, Inc.	361,146
18,793	NiSource, Inc.	381,498
9,976	Northeast Utilities	351,554
18,855	Pepco Holdings, Inc.	376,534
2,910	Pinnacle West Capital Corp.	131,707
4,163	Progress Energy, Inc.	198,242
9,066	SCANA Corp.	368,714
		4,148,324
	Total Common Stocks (Cost $101,686,286)	112,387,933

Principal Amount
	U.S. Government & Agency Securities (a) - 0.3%
	Federal Home Loan Bank
$300,657	0.00%, due 06/01/11	300,657
20,044	0.01%, due 06/01/11	20,044
50,109	0.02%, due 06/02/11	50,109
	Total U.S. Government & Agency Securities (Cost $370,810)	370,810

	Repurchase Agreements (a)(b) - 2.4%
2,785,109	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $2,785,129	2,785,109
	Total Repurchase Agreements (Cost $2,785,109)	2,785,109

	Total Investment Securities (Cost $104,842,205) — 100.5%	115,543,852
	Liabilities in excess of other assets — (0.5%)	(567,281)
	Net Assets — 100.0%	$114,976,571

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $15,140,913.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,811,261
Aggregate gross unrealized depreciation	(1,404,401)
Net unrealized appreciation	$10,406,860
Federal income tax cost of investments	$105,136,992

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	$(17,561,424)	$(2,733,788)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	18,031,263	2,098,755

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	(17,219,491)	(171,932)

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	19,302,765	116,581

		$(690,384)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2011

RAFI® Long/Short

Shares		Value
	Common Stocks (a) - 86.1%
	Consumer Discretionary - 9.2%

2,313	Best Buy Co., Inc.	$73,461
998	Carnival Corp.	38,732
2,733	CBS Corp., Class B	76,387
3,195	D.R. Horton, Inc.	38,915
2,046	Domino’s Pizza, Inc.*	50,986
16,982	Eastman Kodak Co.*	56,720
5,105	Ford Motor Co.*	76,167
2,145	GameStop Corp., Class A*	60,017
3,979	Gannett Co., Inc.	56,741
1,571	Gap, Inc. (The)	30,477
666	Genuine Parts Co.	36,497
5,198	Goodyear Tire & Rubber Co. (The)*	92,161
1,993	Home Depot, Inc.	72,306
1,038	IAC/InterActiveCorp*	38,178
1,586	J.C. Penney Co., Inc.	56,192
735	Kohl’s Corp.	39,131
1,504	Leggett & Platt, Inc.	38,848
1,191	Liberty Global, Inc., Class A*	53,655
3,004	Liberty Media Corp. - Interactive, Class A*	54,703
2,374	Lowe’s Cos., Inc.	57,308
3,121	Macy’s, Inc.	90,134
2,733	MGM Resorts International*	41,186
711	Mohawk Industries, Inc.*	47,296
12,042	Office Depot, Inc.*	50,697
2,957	OfficeMax, Inc.*	24,721
4,716	PulteGroup, Inc.*	39,803
880	Sears Holdings Corp.*	62,480
1,273	Target Corp.	63,052
3,558	Time Warner, Inc.	129,618
688	Whirlpool Corp.	57,654
		1,704,223
	Consumer Staples - 9.1%

5,590	Altria Group, Inc.	156,856
2,521	Archer-Daniels-Midland Co.	81,706
872	BJ’s Wholesale Club, Inc.*	43,966
1,054	Bunge Ltd.	78,470
2,048	Coca-Cola Enterprises, Inc.	59,167
2,109	ConAgra Foods, Inc.	53,632
744	Costco Wholesale Corp.	61,365
2,043	CVS Caremark Corp.	79,044
7,973	Dean Foods Co.*	110,665
2,054	Kraft Foods, Inc., Class A	71,828
4,235	Kroger Co. (The)	105,113
586	Lorillard, Inc.	67,554
1,103	Reynolds American, Inc.	43,877
53,242	Rite Aid Corp.*	55,904
3,888	Safeway, Inc.	96,034
2,034	Smithfield Foods, Inc.*	42,612
12,176	SUPERVALU, Inc.	124,926
2,350	Sysco Corp.	75,694
2,969	Tyson Foods, Inc., Class A	56,470
851	Walgreen Co.	37,129
2,460	Wal-Mart Stores, Inc.	135,841
6,367	Winn-Dixie Stores, Inc.*	58,003
		1,695,856
	Energy - 10.5%

2,619	Chevron Corp.	274,759
3,820	ConocoPhillips	279,701
641	Diamond Offshore Drilling, Inc.	47,223
2,248	Exterran Holdings, Inc.*	48,445
1,970	Exxon Mobil Corp.	164,436
1,485	Frontier Oil Corp.	44,342
2,098	Frontline Ltd.	38,645
13,501	General Maritime Corp.	22,817
2,954	Helix Energy Solutions Group, Inc.*	51,754
942	Hess Corp.	74,446
3,223	Marathon Oil Corp.	174,590
907	Murphy Oil Corp.	62,483
2,197	Nabors Industries Ltd.*	61,274
1,749	Spectra Energy Corp.	48,255
2,837	Sunoco, Inc.	114,870
4,042	Tesoro Corp.*	98,625
807	Transocean Ltd.	55,933
7,488	Valero Energy Corp.	205,920
1,465	Williams Cos., Inc. (The)	45,986
938	World Fuel Services Corp.	34,312
		1,948,816
	Financials - 17.2%

588	Allied World Assurance Co. Holdings Ltd.	35,645
3,986	Allstate Corp. (The)	125,081
1,816	Apartment Investment & Management Co., Class A (REIT)	48,542
2,581	Associated Banc-Corp	36,366
1,399	Assurant, Inc.	51,749
26,289	Bank of America Corp.	308,896
2,724	BB&T Corp.	75,019
1,863	Capital One Financial Corp.	101,235
7,143	CapitalSource, Inc.	46,215
1,034	Chubb Corp.	67,820
1,487	Cincinnati Financial Corp.	45,235
5,390	Citigroup, Inc.	221,790
8,838	CNO Financial Group, Inc.*	68,406
924	Comerica, Inc.	33,366
1,546	CommonWealth REIT (REIT)	40,351
6,599	Fidelity National Financial, Inc., Class A	105,452
3,496	Fifth Third Bancorp	45,658
3,476	First Horizon National Corp.	36,533
6,674	Genworth Financial, Inc., Class A*	74,148
4,755	Hartford Financial Services Group, Inc.	126,721
1,964	Hospitality Properties Trust (REIT)	48,472
2,682	Interactive Brokers Group, Inc., Class A	46,023
5,749	iStar Financial, Inc. (REIT)*	49,499
3,579	JPMorgan Chase & Co.	154,756
7,816	KeyCorp	66,202
2,034	Lincoln National Corp.	59,698
1,098	Loews Corp.	46,138
8,829	Marshall & Ilsley Corp.	70,632
4,431	MF Global Holdings Ltd.*	34,163
3,536	Morgan Stanley	85,430
3,168	Old Republic International Corp.	39,378
2,018	PHH Corp.*	42,317
14,598	Popular, Inc.*	42,334
645	Potlatch Corp. (REIT)	23,220
1,622	Primerica, Inc.	34,824
2,493	ProLogis (REIT)	41,284
655	Prudential Financial, Inc.	41,776
13,572	Regions Financial Corp.	95,818
3,276	SunTrust Banks, Inc.	92,154
22,117	Synovus Financial Corp.	52,638
2,461	Travelers Cos., Inc. (The)	152,779
1,539	Unitrin, Inc.	45,908
1,723	Unum Group	45,332
2,514	XL Group plc	59,481

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,045	Zions Bancorp.	$48,732
		3,213,216
	Health Care - 9.6%

1,767	Aetna, Inc.	77,182
2,780	AmerisourceBergen Corp.	114,592
9,315	Boston Scientific Corp.*	66,882
3,369	Bristol-Myers Squibb Co.	96,892
3,029	Cardinal Health, Inc.	137,577
1,284	Community Health Systems, Inc.*	36,774
1,838	Coventry Health Care, Inc.*	64,661
2,160	Eli Lilly & Co.	83,117
1,974	Health Net, Inc.*	63,346
1,160	Humana, Inc.*	93,415
1,506	Kindred Healthcare, Inc.*	36,957
1,554	McKesson Corp.	133,038
1,036	Medco Health Solutions, Inc.*	62,015
1,387	Merck & Co., Inc.	50,972
1,322	Omnicare, Inc.	41,564
9,924	Pfizer, Inc.	212,870
5,873	Tenet Healthcare Corp.*	37,470
770	Thermo Fisher Scientific, Inc.*	50,396
2,230	UnitedHealth Group, Inc.	109,158
912	WellCare Health Plans, Inc.*	44,916
2,117	WellPoint, Inc.	165,486
		1,779,280
	Industrials - 9.3%

12,879	AMR Corp.*	80,751
3,512	Avis Budget Group, Inc.*	61,776
5,811	Delta Air Lines, Inc.*	58,575
1,147	EMCOR Group, Inc.*	34,834
417	FedEx Corp.	39,048
828	General Cable Corp.*	34,569
665	General Dynamics Corp.	49,356
11,743	General Electric Co.	230,633
3,738	Hertz Global Holdings, Inc.*	60,369
210	Huntington Ingalls Industries, Inc.*	7,680
698	L-3 Communications Holdings, Inc.	56,992
990	Lockheed Martin Corp.	77,121
734	Manpower, Inc.	44,869
3,581	Masco Corp.	51,029
677	Navistar International Corp.*	44,594
1,267	Northrop Grumman Corp.	82,722
752	Owens Corning*	28,726
1,849	Pitney Bowes, Inc.	44,173
3,091	R.R. Donnelley & Sons Co.	65,962
1,332	Raytheon Co.	67,106
1,013	Ryder System, Inc.	55,715
2,086	Skywest, Inc.	32,187
1,231	Terex Corp.*	36,499
1,814	Textron, Inc.	41,504
1,378	Tyco International Ltd.	68,004
3,290	United Continental Holdings, Inc.*	79,454
501	United Stationers, Inc.	37,084
997	URS Corp.*	43,928
6,167	US Airways Group, Inc.*	56,120
1,283	Waste Management, Inc.	49,883
23,925	YRC Worldwide, Inc.*	18,901
		1,740,164
	Information Technology - 7.8%

2,654	AOL, Inc.*	54,593
2,124	Applied Materials, Inc.	29,269
1,320	Arrow Electronics, Inc.*	58,912
1,611	Avnet, Inc.*	58,318
1,435	Computer Sciences Corp.	57,242
5,779	Dell, Inc.*	92,926
1,167	Fidelity National Information Services, Inc.	37,554
2,829	Hewlett-Packard Co.	105,748
4,825	Ingram Micro, Inc., Class A*	91,723
5,452	Intel Corp.	122,724
318	International Business Machines Corp.	53,720
1,771	Jabil Circuit, Inc.	38,218
876	Lexmark International, Inc., Class A*	26,087
4,933	Micron Technology, Inc.*	50,317
2,734	Microsoft Corp.	68,377
2,019	Motorola Solutions, Inc.*	96,650
2,498	Sanmina-SCI Corp.*	26,704
3,555	Seagate Technology plc	59,724
862	SYNNEX Corp.*	28,222
1,298	TE Connectivity Ltd.	47,805
1,223	Tech Data Corp.*	57,933
910	Texas Instruments, Inc.	32,123
923	Unisys Corp.*	25,798
1,226	Western Digital Corp.*	44,933
5,549	Xerox Corp.	56,655
2,072	Yahoo!, Inc.*	34,292
		1,456,567
	Materials - 3.1%

1,740	AK Steel Holding Corp.	26,622
4,091	Alcoa, Inc.	68,770
673	Ashland, Inc.	45,993
2,751	Commercial Metals Co.	40,962
2,075	Dow Chemical Co. (The)	74,970
1,685	Huntsman Corp.	31,931
2,339	International Paper Co.	73,023
1,136	MeadWestvaco Corp.	38,647
1,162	Nucor Corp.	49,199
1,156	Owens-Illinois, Inc.*	37,131
1,729	Temple-Inland, Inc.	41,046
685	United States Steel Corp.	31,585
618	Vulcan Materials Co.	25,023
		584,902
	Telecommunication Services - 4.8%

10,475	AT&T, Inc.	330,591
26,035	Level 3 Communications, Inc.*	59,620
30,532	Sprint Nextel Corp.*	178,612
1,365	Telephone & Data Systems, Inc.	44,636
6,756	Verizon Communications, Inc.	249,499
2,883	Windstream Corp.	38,776
		901,734
	Utilities - 5.5%

5,037	AES Corp. (The)*	65,280
2,966	Ameren Corp.	88,120
2,749	Constellation Energy Group, Inc.	102,208
1,064	DTE Energy Co.	54,924
3,380	Duke Energy Corp.	63,375
10,252	Dynegy, Inc.*	62,127
1,514	Edison International	59,591
2,221	FirstEnergy Corp.	99,101
13,853	GenOn Energy, Inc.*	55,273
859	Integrys Energy Group, Inc.	44,960
3,103	NiSource, Inc.	62,991
3,866	NRG Energy, Inc.*	95,722
920	Oneok, Inc.	65,403
3,403	Pepco Holdings, Inc.	67,958

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,513	Questar Corp.	$43,550
		1,030,583
	Total Common Stocks (Cost $15,217,689)	16,055,341

Principal Amount
	U.S. Government & Agency Securities (a) - 2.4%
	Federal Home Loan Bank
$363,364	0.00%, due 06/01/11	363,364
24,224	0.01%, due 06/01/11	24,224
60,560	0.02%, due 06/02/11	60,560
	Total U.S. Government & Agency Securities (Cost $448,148)	448,148

	Repurchase Agreements (a)(b) - 16.5%
3,070,945	Repurchase Agreements with various counterparties, rates 0.06% - 0.11%, dated 05/26/11 - 05/31/11, due 06/01/11 - 06/07/11, total to be received $3,070,965	3,070,945
	Total Repurchase Agreements (Cost $3,070,945)	3,070,945

	Total Investment Securities (Cost $18,736,782) — 105.0%	19,574,434
	Liabilities in excess of other assets — (5.0%)	(940,972)
	Net Assets — 100.0%	$18,633,462

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 05/31/11, the aggregate amount held in a segregated account was $6,598,623.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$943,247
Aggregate gross unrealized depreciation	(255,390)
Net unrealized appreciation	$687,857
Federal income tax cost of investments	$18,886,577

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of May 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	$(19,092,851)	$(977,538)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	2,848,835	147,095

		$(830,443)

See accompanying notes to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProShares Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Ultra S&P 500, Ultra Russell 3000, Ultra MidCap 400, Ultra SmallCap 600, Ultra Russell2000, UltraPro S&P 500, UltraPro Mid Cap 400, UltraPro Russell2000, Ultra Russell 1000 Value, Ultra Russell 1000 Growth, Ultra Russell MidCap Value, Ultra Russell MidCap Growth, Ultra Russell 2000 Value, Ultra Russell 2000 Growth, Ultra Consumer Services, Ultra Financials, Ultra Industrials, Credit Suisse 130/30 and RAFI Long/Short (the “Funds”) as of May 31, 2011, and for the period then ended and have issued our unqualified report thereon dated July 27, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form NCSR).  Our audits included an audit of the Funds’ portfolios of investments (the “Portfolios”) as of May 31, 2011 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Columbus, Ohio

July 27, 2011

(b)                             Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(b)(1)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2)      Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
July 27, 2011

By:	/s/ Charles Todd
Charles Todd
Treasurer
July 27, 2011